MESSAGE FROM NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

--------------------------------------------------------------------------------

Dear Policyowner:

We're pleased to present the December 31, 2008 Annual Report for your New York Life Insurance and Annuity Corporation variable annuity policy, along with supplements to the Variable Annuities Funds Prospectus.

The reports contain performance information, financial statements, notes and highlights and other pertinent data for each of the Investment Divisions available under your policy. In addition, some of the portfolio managers provide a discussion of their portfolio's performance.

We encourage you to take the time to review this information and evaluate the plans you have in place. Now would also be a good time to get in touch with your Registered Representative. He or she is a trained professional who can help you devise a strategy to meet your financial objectives.

You can sign-up to receive future reports (also product and funds prospectuses) online at www.newyorklife.com/vsc and click on the "Go Green" box to register for eDelivery*. Once you've signed-up, we'll notify you by email whenever an updated report or prospectus is available. For now, all other communications concerning your policy (i.e., statements and confirms) will continue to be sent in paper form. We look forward to providing you with online access to additional policy communications in the future.

Even in difficult economic times we want to assure you of our commitment to helping you plan for your financial goals. We appreciate the trust you have placed with our company, and we will continue to evaluate our products and services in order to keep them responsive to your financial needs and the changing times.

February 2009

* Electronic delivery is currently limited to policyowners of variable products only (except policies formerly known as MainStay Variable Annuities) and will not include any New York Life products that are owned by Corporations, Trusts, or Organizations at this time.

                          ANNUAL REPORT TABLE OF CONTENTS




Performance Summaries...................................................      4

NYLIAC Variable Annuity Separate Account - III
Financial Statements....................................................     41
Statement of Assets and Liabilities.....................................     42
Statement of Operations.................................................     58
Statement of Changes in Net Assets......................................     66
Notes to Financial Statements...........................................     82
Report of Independent Registered Public Accounting Firm.................    166


THE 2008 ANNUAL REPORT FOR THE MAINSTAY VP SERIES FUND, INC. IS PROVIDED TO THOSE NEW YORK LIFE VARIABLE ANNUITY POLICYOWNERS THAT HAD ALLOCATIONS TO ANY OF THE FOLLOWING INVESTMENT DIVISIONS:

MAINSTAY VP BALANCED - SERVICE CLASS
MAINSTAY VP BOND - INITIAL AND SERVICE CLASSES
MAINSTAY VP CAPITAL APPRECIATION - INITIAL AND SERVICE CLASSES
MAINSTAY VP CASH MANAGEMENT
MAINSTAY VP COMMON STOCK - INITIAL AND SERVICE CLASSES
MAINSTAY VP CONSERVATIVE ALLOCATION - SERVICE CLASS
MAINSTAY VP CONVERTIBLE - INITIAL AND SERVICE CLASSES
MAINSTAY VP DEVELOPING GROWTH - INITIAL AND
SERVICE CLASSES
MAINSTAY VP FLOATING RATE - SERVICE CLASS
MAINSTAY VP GOVERNMENT - INITIAL AND SERVICE CLASSES
MAINSTAY VP GROWTH ALLOCATION - SERVICE CLASS
MAINSTAY VP HIGH YIELD CORPORATE BOND - INITIAL AND SERVICE CLASSES MAINSTAY VP ICAP SELECT EQUITY - INITIAL AND SERVICE CLASSES
MAINSTAY VP INTERNATIONAL EQUITY - INITIAL AND SERVICE CLASSES
MAINSTAY VP LARGE CAP GROWTH - INITIAL AND SERVICE CLASSES
MAINSTAY VP MID CAP CORE - INITIAL AND SERVICE CLASSES
MAINSTAY VP MID CAP GROWTH - INITIAL AND SERVICE CLASSES
MAINSTAY VP MID CAP VALUE - INITIAL AND SERVICE CLASSES
MAINSTAY VP MODERATE ALLOCATION - SERVICE CLASS
MAINSTAY VP MODERATE GROWTH ALLOCATION -  SERVICE CLASS
MAINSTAY VP S&P 500 INDEX - INITIAL AND SERVICE CLASSES
MAINSTAY VP SMALL CAP GROWTH - INITIAL AND SERVICE CLASSES
MAINSTAY VP TOTAL RETURN - INITIAL AND SERVICE CLASSES

THE 2008 ANNUAL FUNDS REPORT FOR NEW YORK LIFE VARIABLE ANNUITIES IS PROVIDED TO THOSE POLICYOWNERS THAT HAD ALLOCATIONS TO ANY OF THE FOLLOWING INVESTMENT
DIVISIONS:

ALGER AMERICAN SMALLCAP GROWTH - CLASS O AND CLASS S SHARES (CLOSED TO NEW INVESTORS) (FORMERLY ALGER AMERICAN SMALL CAPITALIZATION)
CVS CALVERT SOCIAL BALANCED PORTFOLIO
COLUMBIA SMALL CAP VALUE FUND, VARIABLE SERIES - CLASS B
DREYFUS IP TECHNOLOGY GROWTH - INITIAL AND SERVICE SHARES
FIDELITY(R) VIP CONTRAFUND(R) - INITIAL AND SERVICE CLASS 2
FIDELITY(R) VIP EQUITY-INCOME - INITIAL AND SERVICE CLASS 2
FIDELITY(R) VIP MID CAP - SERVICE CLASS 2
JANUS ASPEN SERIES BALANCED - INSTITUTIONAL AND SERVICE SHARES
JANUS ASPEN SERIES WORLDWIDE GROWTH - INSTITUTIONAL AND SERVICE SHARES MFS(R) INVESTORS TRUST SERIES - INITIAL AND SERVICE CLASSES
MFS(R) RESEARCH SERIES - INITIAL AND SERVICE CLASSES
MFS(R) UTILITIES SERIES - INITIAL AND SERVICE CLASSES
NEUBERGER BERMAN AMT MID-CAP GROWTH PORTFOLIO - CLASS I AND CLASS S
ROYCE MICRO-CAP PORTFOLIO - INVESTMENT CLASS
ROYCE SMALL-CAP PORTFOLIO - INVESTMENT CLASS
T. ROWE PRICE EQUITY INCOME PORTFOLIO AND PORTFOLIO II
VAN ECK WORLDWIDE HARD ASSETS
VAN KAMPEN UIF EMERGING MARKETS EQUITY - CLASS I AND CLASS II
VICTORY VIF DIVERSIFIED STOCK - CLASS A SHARES

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                                        2

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                                        3

NEW YORK LIFE (FORMERLY LIFESTAGES(R)) VARIABLE ANNUITY PERFORMANCE SUMMARY INVESTING IN NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III
AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2008

                                                                             INVESTMENT
FOR POLICIES PURCHASED JUNE 2, 2003 AND AFTER                   PORTFOLIO     DIVISION
                                                                INCEPTION     INCEPTION
INVESTMENT DIVISIONS                                               DATE        DATE(1)

Alger American SmallCap Growth--Class S Shares(4)                  5/1/02       6/2/03
CVS Calvert Social Balanced Portfolio                              9/2/86       6/2/03
Columbia Small Cap Value Fund, Variable Series--Class B            6/1/00     11/15/04
Dreyfus IP Technology Growth--Service Shares                     12/29/00       6/2/03
Fidelity(R) VIP Contrafund(R)--Service Class 2                    1/12/00       6/2/03
Fidelity(R) VIP Equity-Income--Service Class 2                    1/12/00       6/2/03
Fidelity(R) VIP Mid Cap--Service Class 2                          1/12/00       9/8/03
Janus Aspen Series Balanced--Service Shares                      12/31/99       6/2/03
Janus Aspen Series Worldwide Growth--Service Shares              12/31/99       6/2/03
MainStay VP Balanced--Service Class                                5/1/05       5/1/05
MainStay VP Bond--Service Class                                    6/2/03       6/2/03
MainStay VP Capital Appreciation--Service Class                    6/2/03       6/2/03
MainStay VP Cash Management--Current 7-day yield is (1.11)%(5)    1/29/03       6/2/03
MainStay VP Common Stock--Service Class                            6/2/03       6/2/03
MainStay VP Conservative Allocation--Service Class                2/13/06      2/13/06
MainStay VP Convertible--Service Class                             6/2/03       6/2/03
MainStay VP Developing Growth--Service Class                       6/2/03       6/2/03
MainStay VP Floating Rate--Service Class                           5/1/05       5/1/05
MainStay VP Government--Service Class                              6/2/03       6/2/03
MainStay VP Growth Allocation--Service Class                      2/13/06      2/13/06
MainStay VP High Yield Corporate Bond--Service Class               6/2/03       6/2/03
MainStay VP ICAP Select Equity--Service Class(6)                   6/2/03       6/2/03
MainStay VP International Equity--Service Class                    6/2/03       6/2/03
MainStay VP Large Cap Growth--Service Class                        6/2/03       6/2/03
MainStay VP Mid Cap Core--Service Class                            6/2/03       6/2/03
MainStay VP Mid Cap Growth--Service Class                          6/2/03       6/2/03
MainStay VP Mid Cap Value--Service Class                           6/2/03       6/2/03
MainStay VP Moderate Allocation--Service Class                    2/13/06      2/13/06
MainStay VP Moderate Growth Allocation--Service Class             2/13/06      2/13/06
MainStay VP S&P 500 Index--Service Class(7)                        6/2/03       6/2/03
MainStay VP Small Cap Growth--Service Class                        6/2/03       6/2/03
MainStay VP Total Return--Service Class                            6/2/03       6/2/03
MFS(R) Investors Trust Series--Service Class                       5/1/00       6/2/03
MFS(R) Research Series--Service Class                              5/1/00       6/2/03
MFS(R) Utilities Series--Service Class                             5/1/00       6/2/03
Neuberger Berman AMT Mid-Cap Growth Portfolio--Class S            2/18/03       6/2/03
Royce Micro-Cap Portfolio--Investment Class                      12/27/96       5/1/05
Royce Small-Cap Portfolio--Investment Class                      12/27/96       5/1/05
T. Rowe Price Equity Income Portfolio--II                         4/30/02       6/2/03
Van Eck Worldwide Hard Assets                                      9/1/89       6/2/03
Van Kampen UIF Emerging Markets Equity--Class II                  1/10/03       6/2/03
Victory VIF Diversified Stock--Class A Shares                      7/1/99       5/1/04

---------------------------------------------------------------------------------------
                                                                Negative numbers appear
                                                                    in parentheses.
                                                               ---------------------------------------------------------
                                                                               ASSUMING NO SURRENDER(%)(2)

                                                                                                                SINCE
FOR POLICIES PURCHASED JUNE 2, 2003 AND AFTER                                                                INVESTMENT
                                                                   1          3          5          10        DIVISION
INVESTMENT DIVISIONS                                            YEAR(1)    YEAR(1)    YEAR(1)    YEAR(1)    INCEPTION(3)

Alger American SmallCap Growth--Class S Shares(4)                (47.45)    (10.56)    (1.16)       N/A          2.50
CVS Calvert Social Balanced Portfolio                            (32.28)     (9.71)    (3.93)     (2.09)         2.34
Columbia Small Cap Value Fund, Variable Series--Class B          (29.16)     (7.13)     0.12        N/A         (2.95)
Dreyfus IP Technology Growth--Service Shares                     (42.06)    (12.47)    (7.52)       N/A         (4.00)
Fidelity(R) VIP Contrafund(R)--Service Class 2                   (43.49)    (10.45)    (1.27)      0.26          1.67
Fidelity(R) VIP Equity-Income--Service Class 2                   (43.61)    (12.67)    (5.33)     (1.82)        (2.33)
Fidelity(R) VIP Mid Cap--Service Class 2                         (40.45)     (9.12)     1.44       9.09          3.65
Janus Aspen Series Balanced--Service Shares                      (17.23)     (0.67)     2.13        N/A          2.83
Janus Aspen Series Worldwide Growth--Service Shares              (45.58)    (11.96)    (6.04)       N/A         (2.99)
MainStay VP Balanced--Service Class                              (26.09)     (6.64)      N/A        N/A         (4.30)
MainStay VP Bond--Service Class                                    2.02       3.21      2.49       3.48          2.07
MainStay VP Capital Appreciation--Service Class                  (39.88)    (11.94)    (5.70)     (6.36)        (3.26)
MainStay VP Cash Management--Current 7-day yield is (1.11)%(5)     0.76       2.42      1.64       1.77          2.29
MainStay VP Common Stock--Service Class                          (37.43)     (9.50)    (3.05)     (2.37)        (0.43)
MainStay VP Conservative Allocation--Service Class               (19.75)       N/A       N/A        N/A         (3.40)
MainStay VP Convertible--Service Class                           (35.50)     (7.49)    (2.83)      1.72         (0.87)
MainStay VP Developing Growth--Service Class                     (48.09)     (8.34)    (2.45)     (2.30)         0.49
MainStay VP Floating Rate--Service Class                         (24.07)     (7.23)      N/A        N/A         (5.70)
MainStay VP Government--Service Class                              8.00       5.07      3.49       4.03          2.65
MainStay VP Growth Allocation--Service Class                     (38.62)       N/A       N/A        N/A         (9.95)
MainStay VP High Yield Corporate Bond--Service Class             (25.35)     (6.10)    (1.46)      2.88          1.06
MainStay VP ICAP Select Equity--Service Class(6)                 (38.62)     (8.86)    (2.96)     (1.62)        (0.47)
MainStay VP International Equity--Service Class                  (26.89)     (0.85)     3.64       2.13          6.26
MainStay VP Large Cap Growth--Service Class                      (39.79)     (8.82)    (5.65)     (2.38)        (3.28)
MainStay VP Mid Cap Core--Service Class                          (43.19)    (12.77)    (1.89)       N/A          1.27
MainStay VP Mid Cap Growth--Service Class                        (45.57)    (12.67)    (1.54)       N/A          2.01
MainStay VP Mid Cap Value--Service Class                         (33.57)    (10.18)    (2.72)       N/A          0.18
MainStay VP Moderate Allocation--Service Class                   (26.42)       N/A       N/A        N/A         (5.37)
MainStay VP Moderate Growth Allocation--Service Class            (33.59)       N/A       N/A        N/A         (7.90)
MainStay VP S&P 500 Index--Service Class(7)                      (38.05)    (10.03)    (4.00)     (3.23)        (1.52)
MainStay VP Small Cap Growth--Service Class                      (40.92)    (16.20)    (8.31)       N/A         (4.06)
MainStay VP Total Return--Service Class                          (28.12)     (6.45)    (2.15)     (1.91)        (0.68)
MFS(R) Investors Trust Series--Service Class                     (34.19)     (7.42)    (1.70)       N/A         (0.06)
MFS(R) Research Series--Service Class                            (37.15)     (8.72)    (1.67)       N/A          0.24
MFS(R) Utilities Series--Service Class                           (38.68)     (0.13)     7.95        N/A          9.41
Neuberger Berman AMT Mid-Cap Growth Portfolio--Class S           (44.30)     (8.84)    (0.62)       N/A          1.03
Royce Micro-Cap Portfolio--Investment Class                      (44.06)    (11.86)    (3.29)      7.28         (4.88)
Royce Small-Cap Portfolio--Investment Class                      (28.20)     (7.57)     1.02       7.61         (3.39)
T. Rowe Price Equity Income Portfolio--II                        (37.16)     (9.27)    (2.90)       N/A         (0.60)
Van Eck Worldwide Hard Assets                                    (46.88)     (2.23)    11.32      10.49          7.66
Van Kampen UIF Emerging Markets Equity--Class II                 (57.35)     (7.20)     5.04        N/A         10.58
Victory VIF Diversified Stock--Class A Shares                    (38.73)     (9.36)    (2.89)       N/A         (2.39)

------------------------------------------------------------------------------------------------------------------------
                                                                         Negative numbers appear in parentheses.

                                                               ---------------------------------------------------------
                                                                                  ASSUMING SURRENDER(%)

                                                                                                                SINCE
FOR POLICIES PURCHASED JUNE 2, 2003 AND AFTER                                                                INVESTMENT
                                                                   1          3          5          10        DIVISION
INVESTMENT DIVISIONS                                            YEAR(1)    YEAR(1)    YEAR(1)    YEAR(1)    INCEPTION(3)

Alger American SmallCap Growth--Class S Shares(4)                (50.76)    (12.48)    (2.07)       N/A          1.85
CVS Calvert Social Balanced Portfolio                            (36.55)    (11.65)    (4.81)     (2.09)         2.34
Columbia Small Cap Value Fund, Variable Series--Class B          (33.62)     (9.12)    (0.80)       N/A         (4.02)
Dreyfus IP Technology Growth--Service Shares                     (45.71)    (14.34)    (8.37)       N/A         (4.63)
Fidelity(R) VIP Contrafund(R)--Service Class 2                   (47.05)    (12.37)    (2.17)      0.26          1.00
Fidelity(R) VIP Equity-Income--Service Class 2                   (47.16)    (14.55)    (6.20)     (1.82)        (2.97)
Fidelity(R) VIP Mid Cap--Service Class 2                         (44.20)    (11.07)     0.51       9.09          3.00
Janus Aspen Series Balanced--Service Shares                      (22.45)     (2.80)     1.19        N/A          2.19
Janus Aspen Series Worldwide Growth--Service Shares              (49.01)    (13.84)    (6.90)       N/A         (3.62)
MainStay VP Balanced--Service Class                              (30.74)     (8.64)      N/A        N/A         (5.73)
MainStay VP Bond--Service Class                                   (4.40)      0.99      1.57       3.48          1.40
MainStay VP Capital Appreciation--Service Class                  (43.67)    (13.83)    (6.56)     (6.36)        (3.89)
MainStay VP Cash Management--Current 7-day yield is (1.11)%(5)    (5.59)      0.22      0.71       1.77          2.29
MainStay VP Common Stock--Service Class                          (41.37)    (11.44)    (3.94)     (2.37)        (1.08)
MainStay VP Conservative Allocation--Service Class               (24.81)       N/A       N/A        N/A         (5.55)
MainStay VP Convertible--Service Class                           (39.56)     (9.48)    (3.72)      1.72         (1.52)
MainStay VP Developing Growth--Service Class                     (51.36)    (10.31)    (3.35)     (2.30)        (0.18)
MainStay VP Floating Rate--Service Class                         (28.86)     (9.22)      N/A        N/A         (7.11)
MainStay VP Government--Service Class                              1.20       2.92      2.60       4.03          2.00
MainStay VP Growth Allocation--Service Class                     (42.48)       N/A       N/A        N/A        (11.96)
MainStay VP High Yield Corporate Bond--Service Class             (30.05)     (8.12)    (2.36)      2.88          0.39
MainStay VP ICAP Select Equity--Service Class(6)                 (42.48)    (10.81)    (3.85)     (1.62)        (1.12)
MainStay VP International Equity--Service Class                  (31.50)     (2.98)     2.75       2.13          5.71
MainStay VP Large Cap Growth--Service Class                      (43.59)    (10.78)    (6.51)     (2.38)        (3.91)
MainStay VP Mid Cap Core--Service Class                          (46.76)    (14.64)    (2.79)       N/A          0.61
MainStay VP Mid Cap Growth--Service Class                        (49.00)    (14.54)    (2.44)       N/A          1.34
MainStay VP Mid Cap Value--Service Class                         (37.75)    (12.11)    (3.61)       N/A         (0.48)
MainStay VP Moderate Allocation--Service Class                   (31.06)       N/A       N/A        N/A         (7.48)
MainStay VP Moderate Growth Allocation--Service Class            (37.77)       N/A       N/A        N/A         (9.95)
MainStay VP S&P 500 Index--Service Class(7)                      (41.95)    (11.97)    (4.88)     (3.23)        (2.17)
MainStay VP Small Cap Growth--Service Class                      (44.64)    (18.00)    (9.15)       N/A         (4.69)
MainStay VP Total Return--Service Class                          (32.65)     (8.46)    (3.05)     (1.91)        (1.33)
MFS(R) Investors Trust Series--Service Class                     (38.33)     (9.41)    (2.60)       N/A         (0.72)
MFS(R) Research Series--Service Class                            (41.11)    (10.68)    (2.57)       N/A         (0.41)
MFS(R) Utilities Series--Service Class                           (42.54)     (2.27)     7.21        N/A          8.87
Neuberger Berman AMT Mid-Cap Growth Portfolio--Class S           (47.81)    (10.80)    (1.53)       N/A          0.36
Royce Micro-Cap Portfolio--Investment Class                      (47.59)    (13.75)    (4.18)      7.28         (6.31)
Royce Small-Cap Portfolio--Investment Class                      (32.72)     (9.55)     0.09       7.61         (4.84)
T. Rowe Price Equity Income Portfolio--II                        (41.11)    (11.21)    (3.79)       N/A         (1.25)
Van Eck Worldwide Hard Assets                                    (50.22)     (4.32)    10.66      10.49          7.66
Van Kampen UIF Emerging Markets Equity--Class II                 (60.03)     (9.20)     4.20        N/A         10.13
Victory VIF Diversified Stock--Class A Shares                    (42.59)    (11.31)    (3.78)       N/A         (3.35)

------------------------------------------------------------------------------------------------------------------------
                                                                         Negative numbers appear in parentheses.


PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. DUE TO MARKET VOLATILITY, CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. THE INVESTMENT RETURN AND THE ACCUMULATION VALUE OF YOUR POLICY WILL FLUCTUATE SO THAT A POLICY, WHEN SURRENDERED MAY BE WORTH MORE OR LESS THAN THE PREMIUM PAYMENTS. FOR CURRENT TO THE MOST RECENT MONTH-END PERFORMANCE INFORMATION, PLEASE CALL 1-800-598-2019 OR VISIT WWW.NEWYORKLIFE.COM.

ALL PERFORMANCE REFLECTS THE PERCENTAGE CHANGE FOR THE PERIOD SHOWN WITH CAPITAL GAINS AND DIVIDENDS REINVESTED AND INCLUDES AN ANNUALIZED SEPARATE ACCOUNT EXPENSE CHARGE OF 1.40%. A POLICY SERVICE CHARGE, EQUAL TO THE LESSER OF $30 OR 2% OF THE ACCUMULATION VALUE OF THE POLICY, IS NOT INCLUDED IN THESE CHARGES, BUT WILL BE DEDUCTED EACH YEAR FROM THE POLICY'S ACCUMULATION VALUE ON THE POLICY ANNIVERSARY AND UPON SURRENDER OF THE POLICY IF ON THAT DATE THE ACCUMULATION VALUE IS LESS THAN $20,000. THE PERFORMANCE SHOWN, THEREFORE, WOULD BE SLIGHTLY LOWER IF YOUR POLICY'S ACCUMULATION VALUE IS LESS THAN $20,000.

PERFORMANCE "ASSUMING NO SURRENDER" DOES NOT REFLECT THE DEDUCTION OF THE SURRENDER CHARGE (SC). IF REFLECTED, THE PERFORMANCE WOULD BE REDUCED. PERFORMANCE "ASSUMING SURRENDER" REFLECTS THE MAXIMUM SC UNDER THE POLICY. THE MAXIMUM SC FOR EACH PREMIUM PAYMENT IS 7%, DECLINING TO 4% BY THE 6TH YEAR THAT PREMIUM PAYMENT HAS BEEN IN THE POLICY, WITH NO CHARGE THEREAFTER. WITHDRAWALS AND SURRENDERS MAY BE TAXABLE TRANSACTIONS, AND PRIOR TO AGE 59 1/2, MAY BE SUBJECT TO A 10% IRS PENALTY (THE PENALTY TAX IS INCREASED TO 25% IN THE CASE OF A DISTRIBUTION FROM A SIMPLE IRA WITHIN THE FIRST TWO YEARS OF YOUR PARTICIPATION IN THE SIMPLE IRA PLAN). THE INVESTMENT DIVISIONS OFFERED THROUGH THE NEW YORK LIFE VARIABLE ANNUITY AND DESCRIBED HEREIN ARE DIFFERENT FROM MUTUAL FUNDS THAT MAY HAVE SIMILAR NAMES BUT ARE AVAILABLE DIRECTLY TO THE GENERAL PUBLIC. INVESTMENT RESULTS MAY DIFFER.

FOR MORE INFORMATION, YOU SHOULD REFER TO YOUR PRODUCT AND FUNDS PROSPECTUS. INVESTORS ARE ASKED TO CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES OF THE INVESTMENT CAREFULLY BEFORE INVESTING. BOTH THE PRODUCT PROSPECTUS AND THE UNDERLYING FUND PROSPECTUSES CONTAIN THIS AND OTHER INFORMATION ABOUT THE PRODUCT AND UNDERLYING INVESTMENT OPTIONS. PLEASE READ THE PROSPECTUSES CAREFULLY BEFORE INVESTING.

NEW YORK LIFE (FORMERLY LIFESTAGES(R)) VARIABLE ANNUITY PERFORMANCE SUMMARY INVESTING IN NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III
AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2008


                                                                             INVESTMENT
FOR POLICIES PURCHASED PRIOR TO JUNE 2, 2003                    PORTFOLIO     DIVISION
                                                                INCEPTION     INCEPTION
INVESTMENT DIVISIONS                                               DATE        DATE(1)
Alger American SmallCap Growth--Class O Shares(4)                 9/21/88      10/1/96
CVS Calvert Social Balanced Portfolio                              9/2/86       5/1/95
Columbia Small Cap Value Fund, Variable Series--Class B            6/1/00     11/15/04
Dreyfus IP Technology Growth--Initial Shares                      8/31/99       7/6/01
Fidelity(R) VIP Contrafund(R)--Initial Class                       1/3/95      10/1/96
Fidelity(R) VIP Equity-Income--Initial Class                      10/9/86      10/1/96
Fidelity(R) VIP Mid Cap--Service Class 2                          1/12/00       9/8/03
Janus Aspen Series Balanced--Institutional Shares                 9/13/93      10/1/96
Janus Aspen Series Worldwide Growth--Institutional Shares         9/13/93      10/1/96
MainStay VP Balanced--Service Class                                5/1/05       5/1/05
MainStay VP Bond--Initial Class                                   1/23/84       5/1/95
MainStay VP Capital Appreciation--Initial Class                   1/29/93       5/1/95
MainStay VP Cash Management--Current 7-day yield is (1.11)%(5)    1/29/93       5/1/95
MainStay VP Common Stock--Initial Class                           1/23/84       5/1/95
MainStay VP Conservative Allocation--Service Class                2/13/06      2/13/06
MainStay VP Convertible--Initial Class                            10/1/96      10/1/96
MainStay VP Developing Growth--Initial Class                       5/1/98       5/1/98
MainStay VP Floating Rate--Service Class                           5/1/05       5/1/05
MainStay VP Government--Initial Class                             1/29/93       5/1/95
MainStay VP Growth Allocation--Service Class                      2/13/06      2/13/06
MainStay VP High Yield Corporate Bond--Initial Class               5/1/95       5/1/95
MainStay VP ICAP Select Equity--Initial Class(6)                   5/1/98       5/1/98
MainStay VP International Equity--Initial Class                    5/1/95       5/1/95
MainStay VP Large Cap Growth--Initial Class                        5/1/98       5/1/98
MainStay VP Mid Cap Core--Initial Class                            7/2/01       7/6/01
MainStay VP Mid Cap Growth--Initial Class                          7/2/01       7/6/01
MainStay VP Mid Cap Value--Initial Class                           7/2/01       7/6/01
MainStay VP Moderate Allocation--Service Class                    2/13/06      2/13/06
MainStay VP Moderate Growth Allocation--Service Class             2/13/06      2/13/06
MainStay VP S&P 500 Index--Initial Class(7)                       1/29/93       5/1/95
MainStay VP Small Cap Growth--Initial Class                        7/2/01       7/6/01
MainStay VP Total Return--Initial Class                           1/29/93       5/1/95
MFS(R) Investors Trust Series--Initial Class                      10/9/95       5/1/98
MFS(R) Research Series--Initial Class                             7/26/95       5/1/98
MFS(R) Utilities Series--Service Class                             5/1/00       6/2/03
Neuberger Berman AMT Mid-Cap Growth Portfolio--Class S            2/18/03       6/2/03
Royce Micro-Cap Portfolio--Investment Class                      12/27/96       5/1/05
Royce Small-Cap Portfolio--Investment Class                      12/27/96       5/1/05
T. Rowe Price Equity Income Portfolio                             3/31/94       5/1/98
Van Eck Worldwide Hard Assets                                      9/1/89       5/1/98
Van Kampen UIF Emerging Markets Equity--Class I                   10/1/96      10/1/96
Victory VIF Diversified Stock--Class A Shares                      7/1/99       5/1/04

---------------------------------------------------------------------------------------

                                                               ---------------------------------------------------------
                                                                               ASSUMING NO SURRENDER(%)(2)

                                                                                                                SINCE
FOR POLICIES PURCHASED PRIOR TO JUNE 2, 2003                                                                 INVESTMENT
                                                                   1          3          5          10        DIVISION
INVESTMENT DIVISIONS                                            YEAR(1)    YEAR(1)    YEAR(1)    YEAR(1)    INCEPTION(3)
Alger American SmallCap Growth--Class O Shares(4)                (47.35)    (10.36)    (0.93)     (3.67)        (1.57)
CVS Calvert Social Balanced Portfolio                            (32.28)     (9.71)    (3.93)     (2.09)         2.34
Columbia Small Cap Value Fund, Variable Series--Class B          (29.16)     (7.13)     0.12        N/A         (2.95)
Dreyfus IP Technology Growth--Initial Shares                     (42.00)    (12.29)    (7.31)       N/A         (6.62)
Fidelity(R) VIP Contrafund(R)--Initial Class                     (43.32)    (10.20)    (1.01)      0.50          4.70
Fidelity(R) VIP Equity-Income--Initial Class                     (43.46)    (12.46)    (5.08)     (1.59)         1.76
Fidelity(R) VIP Mid Cap--Service Class 2                         (40.45)     (9.12)     1.44       9.09          3.65
Janus Aspen Series Balanced--Institutional Shares                (17.01)     (0.42)     2.38       2.83          6.49
Janus Aspen Series Worldwide Growth--Institutional Shares        (45.43)    (11.74)    (5.80)     (3.68)         0.71
MainStay VP Balanced--Service Class                              (26.09)     (6.64)      N/A        N/A         (4.30)
MainStay VP Bond--Initial Class                                    2.28       3.46      2.75       3.75          4.36
MainStay VP Capital Appreciation--Initial Class                  (39.73)    (11.72)    (5.46)     (6.11)         1.52
MainStay VP Cash Management--Current 7-day yield is (1.11)%(5)     0.76       2.42      1.64       1.77          2.29
MainStay VP Common Stock--Initial Class                          (37.28)     (9.27)    (2.80)     (2.13)         4.26
MainStay VP Conservative Allocation--Service Class               (19.75)       N/A       N/A        N/A         (3.40)
MainStay VP Convertible--Initial Class                           (35.33)     (7.27)    (2.59)      1.96          3.22
MainStay VP Developing Growth--Initial Class                     (47.96)     (8.12)    (2.20)     (2.04)        (2.75)
MainStay VP Floating Rate--Service Class                         (24.07)     (7.23)      N/A        N/A         (5.70)
MainStay VP Government--Initial Class                              8.27       5.34      3.75       3.97          4.52
MainStay VP Growth Allocation--Service Class                     (38.62)       N/A       N/A        N/A         (9.95)
MainStay VP High Yield Corporate Bond--Initial Class             (25.17)     (5.87)    (1.21)      3.13          4.92
MainStay VP ICAP Select Equity--Initial Class(6)                 (38.46)     (8.63)    (2.72)     (1.37)        (1.12)
MainStay VP International Equity--Initial Class                  (26.71)     (0.60)     3.89       2.38          4.80
MainStay VP Large Cap Growth--Initial Class                      (39.65)     (8.60)    (5.42)     (2.13)        (0.56)
MainStay VP Mid Cap Core--Initial Class                          (43.04)    (12.55)    (1.64)       N/A         (0.17)
MainStay VP Mid Cap Growth--Initial Class                        (45.43)    (12.45)    (1.29)       N/A         (2.04)
MainStay VP Mid Cap Value--Initial Class                         (33.40)     (9.95)    (2.48)       N/A         (0.98)
MainStay VP Moderate Allocation--Service Class                   (26.42)       N/A       N/A        N/A         (5.37)
MainStay VP Moderate Growth Allocation--Service Class            (33.59)       N/A       N/A        N/A         (7.90)
MainStay VP S&P 500 Index--Initial Class(7)                      (37.89)     (9.81)    (3.76)     (2.98)         4.04
MainStay VP Small Cap Growth--Initial Class                      (40.77)    (15.99)    (8.08)       N/A         (5.95)
MainStay VP Total Return--Initial Class                          (27.94)     (6.22)    (1.90)     (1.66)         3.25
MFS(R) Investors Trust Series--Initial Class                     (34.01)     (7.18)    (1.46)     (2.85)        (2.19)
MFS(R) Research Series--Initial Class                            (36.98)     (8.49)    (1.43)     (2.72)        (1.84)
MFS(R) Utilities Series--Service Class                           (38.68)     (0.13)     7.95        N/A          9.41
Neuberger Berman AMT Mid-Cap Growth Portfolio--Class S           (44.30)     (8.84)    (0.62)       N/A          1.03
Royce Micro-Cap Portfolio--Investment Class                      (44.06)    (11.86)    (3.29)      7.28         (4.88)
Royce Small-Cap Portfolio--Investment Class                      (28.20)     (7.57)     1.02       7.61         (3.39)
T. Rowe Price Equity Income Portfolio                            (37.00)     (9.04)    (2.66)      0.56          0.65
Van Eck Worldwide Hard Assets                                    (46.88)     (2.23)    11.32      10.49          7.66
Van Kampen UIF Emerging Markets Equity--Class I                  (57.23)     (7.13)     5.12       6.14          2.44
Victory VIF Diversified Stock--Class A Shares                    (38.73)     (9.36)    (2.89)       N/A         (2.39)

------------------------------------------------------------------------------------------------------------------------


                                                               ---------------------------------------------------------
                                                                                  ASSUMING SURRENDER(%)

                                                                                                                SINCE
FOR POLICIES PURCHASED PRIOR TO JUNE 2, 2003                                                                 INVESTMENT
                                                                   1          3          5          10        DIVISION
INVESTMENT DIVISIONS                                            YEAR(1)    YEAR(1)    YEAR(1)    YEAR(1)    INCEPTION(3)
Alger American SmallCap Growth--Class O Shares(4)                (50.66)    (12.28)    (1.84)     (3.67)        (1.57)
CVS Calvert Social Balanced Portfolio                            (36.55)    (11.65)    (4.81)     (2.09)         2.34
Columbia Small Cap Value Fund, Variable Series--Class B          (33.62)     (9.12)    (0.80)       N/A         (4.02)
Dreyfus IP Technology Growth--Initial Shares                     (45.66)    (14.17)    (8.16)       N/A         (6.62)
Fidelity(R) VIP Contrafund(R)--Initial Class                     (46.89)    (12.13)    (1.91)      0.50          4.70
Fidelity(R) VIP Equity-Income--Initial Class                     (47.02)    (14.33)    (5.95)     (1.59)         1.76
Fidelity(R) VIP Mid Cap--Service Class 2                         (44.20)    (11.07)     0.51       9.09          3.00
Janus Aspen Series Balanced--Institutional Shares                (22.24)     (2.55)     1.46       2.83          6.49
Janus Aspen Series Worldwide Growth--Institutional Shares        (48.87)    (13.63)    (6.67)     (3.68)         0.71
MainStay VP Balanced--Service Class                              (30.74)     (8.64)      N/A        N/A         (5.73)
MainStay VP Bond--Initial Class                                   (4.17)      1.24      1.84       3.75          4.36
MainStay VP Capital Appreciation--Initial Class                  (43.52)    (13.61)    (6.32)     (6.11)         1.52
MainStay VP Cash Management--Current 7-day yield is (1.11)%(5)    (5.59)      0.22      0.71       1.77          2.29
MainStay VP Common Stock--Initial Class                          (41.23)    (11.22)    (3.70)     (2.13)         4.26
MainStay VP Conservative Allocation--Service Class               (24.81)       N/A       N/A        N/A         (5.55)
MainStay VP Convertible--Initial Class                           (39.41)     (9.26)    (3.48)      1.96          3.22
MainStay VP Developing Growth--Initial Class                     (51.23)    (10.09)    (3.10)     (2.04)        (2.75)
MainStay VP Floating Rate--Service Class                         (28.86)     (9.22)      N/A        N/A         (7.11)
MainStay VP Government--Initial Class                              1.45       3.19      2.87       3.97          4.52
MainStay VP Growth Allocation--Service Class                     (42.48)       N/A       N/A        N/A        (11.96)
MainStay VP High Yield Corporate Bond--Initial Class             (29.88)     (7.89)    (2.11)      3.13          4.92
MainStay VP ICAP Select Equity--Initial Class(6)                 (42.34)    (10.59)    (3.61)     (1.37)        (1.12)
MainStay VP International Equity--Initial Class                  (31.33)     (2.73)     3.02       2.38          4.80
MainStay VP Large Cap Growth--Initial Class                      (43.45)    (10.56)    (6.29)     (2.13)        (0.56)
MainStay VP Mid Cap Core--Initial Class                          (46.63)    (14.43)    (2.54)       N/A         (0.17)
MainStay VP Mid Cap Growth--Initial Class                        (48.87)    (14.33)    (2.20)       N/A         (2.04)
MainStay VP Mid Cap Value--Initial Class                         (37.60)    (11.89)    (3.37)       N/A         (0.98)
MainStay VP Moderate Allocation--Service Class                   (31.06)       N/A       N/A        N/A         (7.48)
MainStay VP Moderate Growth Allocation--Service Class            (37.77)       N/A       N/A        N/A         (9.95)
MainStay VP S&P 500 Index--Initial Class(7)                      (41.81)    (11.74)    (4.64)     (2.98)         4.04
MainStay VP Small Cap Growth--Initial Class                      (44.50)    (17.80)    (8.92)       N/A         (5.95)
MainStay VP Total Return--Initial Class                          (32.48)     (8.23)    (2.80)     (1.66)         3.25
MFS(R) Investors Trust Series--Initial Class                     (38.17)     (9.17)    (2.36)     (2.85)        (2.19)
MFS(R) Research Series--Initial Class                            (40.95)    (10.45)    (2.33)     (2.72)        (1.84)
MFS(R) Utilities Series--Service Class                           (42.54)     (2.27)     7.21        N/A          8.87
Neuberger Berman AMT Mid-Cap Growth Portfolio--Class S           (47.81)    (10.80)    (1.53)       N/A          0.36
Royce Micro-Cap Portfolio--Investment Class                      (47.59)    (13.75)    (4.18)      7.28         (6.31)
Royce Small-Cap Portfolio--Investment Class                      (32.72)     (9.55)     0.09       7.61         (4.84)
T. Rowe Price Equity Income Portfolio                            (40.97)    (10.99)    (3.55)      0.56          0.65
Van Eck Worldwide Hard Assets                                    (50.22)     (4.32)    10.66      10.49          7.66
Van Kampen UIF Emerging Markets Equity--Class I                  (59.92)     (9.12)     4.29       6.14          2.44
Victory VIF Diversified Stock--Class A Shares                    (42.59)    (11.31)    (3.78)       N/A         (3.35)

------------------------------------------------------------------------------------------------------------------------



PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. DUE TO MARKET VOLATILITY, CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. THE INVESTMENT RETURN AND THE ACCUMULATION VALUE OF YOUR POLICY WILL FLUCTUATE SO THAT A POLICY, WHEN SURRENDERED MAY BE WORTH MORE OR LESS THAN THE PREMIUM PAYMENTS. FOR CURRENT TO THE MOST RECENT MONTH-END PERFORMANCE INFORMATION, PLEASE CALL 1-800-598-2019 OR VISIT WWW.NEWYORKLIFE.COM.

ALL PERFORMANCE REFLECTS THE PERCENTAGE CHANGE FOR THE PERIOD SHOWN WITH CAPITAL GAINS AND DIVIDENDS REINVESTED AND INCLUDES AN ANNUALIZED SEPARATE ACCOUNT EXPENSE CHARGE OF 1.40%. A POLICY SERVICE CHARGE, EQUAL TO THE LESSER OF $30 OR 2% OF THE ACCUMULATION VALUE OF THE POLICY, IS NOT INCLUDED IN THESE CHARGES, BUT WILL BE DEDUCTED EACH YEAR FROM THE POLICY'S ACCUMULATION VALUE ON THE POLICY ANNIVERSARY AND UPON SURRENDER OF THE POLICY IF ON THAT DATE THE ACCUMULATION VALUE IS LESS THAN $20,000. THE PERFORMANCE SHOWN, THEREFORE, WOULD BE SLIGHTLY LOWER IF YOUR POLICY'S ACCUMULATION VALUE IS LESS THAN $20,000.

PERFORMANCE "ASSUMING NO SURRENDER" DOES NOT REFLECT THE DEDUCTION OF THE SURRENDER CHARGE (SC). IF REFLECTED, THE PERFORMANCE WOULD BE REDUCED. PERFORMANCE "ASSUMING SURRENDER" REFLECTS THE MAXIMUM SC UNDER THE POLICY. THE MAXIMUM SC FOR EACH PREMIUM PAYMENT IS 7%, DECLINING TO 4% BY THE 6TH YEAR THAT PREMIUM PAYMENT HAS BEEN IN THE POLICY, WITH NO CHARGE THEREAFTER. WITHDRAWALS AND SURRENDERS MAY BE TAXABLE TRANSACTIONS, AND PRIOR TO AGE 59 1/2, MAY BE SUBJECT TO A 10% IRS PENALTY (THE PENALTY TAX IS INCREASED TO 25% IN THE CASE OF A DISTRIBUTION FROM A SIMPLE IRA WITHIN THE FIRST TWO YEARS OF YOUR PARTICIPATION IN THE SIMPLE IRA PLAN). THE INVESTMENT DIVISIONS OFFERED THROUGH THE NEW YORK LIFE VARIABLE ANNUITY AND DESCRIBED HEREIN ARE DIFFERENT FROM MUTUAL FUNDS THAT MAY HAVE SIMILAR NAMES BUT ARE AVAILABLE DIRECTLY TO THE GENERAL PUBLIC. INVESTMENT RESULTS MAY DIFFER.

FOR MORE INFORMATION, YOU SHOULD REFER TO YOUR PRODUCT AND FUNDS PROSPECTUS. INVESTORS ARE ASKED TO CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES OF THE INVESTMENT CAREFULLY BEFORE INVESTING. BOTH THE PRODUCT PROSPECTUS AND THE UNDERLYING FUND PROSPECTUSES CONTAIN THIS AND OTHER INFORMATION ABOUT THE PRODUCT AND UNDERLYING INVESTMENT OPTIONS. PLEASE READ THE PROSPECTUSES CAREFULLY BEFORE INVESTING.

NEW YORK LIFE (FORMERLY LIFESTAGES(R)) VARIABLE ANNUITY PERFORMANCE SUMMARY INVESTING IN NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III
AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2008

(1) Certain Portfolios existed prior to the date that they were added as an Investment Division of NYLIAC Variable Annuity Separate Account III. The performance for the MainStay VP Series Fund, Inc. Service Class portfolios are based on the Initial Class Portfolio Inception Date (where applicable). The performance for all other funds is based on the Portfolio Inception Date reflected in the performance summary. The hypothetical performance of the Investment Divisions was derived from the performance of the corresponding Portfolios, modified to reflect Separate Account Expense Charge and Fund annual expenses as if the policy has been available during the periods shown.

    The performance shown is for the indicated classes/shares only.

    FOR POLICIES PURCHASED ON OR AFTER JUNE 2, 2003, these Investment Divisions impose a 12b-1 fee except for CVS Calvert Social Balanced Portfolio, MainStay VP Cash Management, Royce Micro-Cap Portfolio--Investment Class, Royce Small-Cap Portfolio--Investment Class and Van Eck Worldwide Hard Assets.

    FOR POLICIES PURCHASED PRIOR TO JUNE 2, 2003, these Investment Divisions do not impose a 12b-1 fee except for Fidelity(R) VIP Mid Cap--Service Class 2 which was added on September 8, 2003, Victory VIF Diversified Stock--Class A Shares, MFS(R) Utilities Series--Service Class, Neuberger Berman AMT Mid-Cap Growth Portfolio--Class S which were added on May 1, 2004, Columbia Small Cap Value Fund, Variable Series--Class B which was added on November 15, 2004, MainStay VP Floating Rate--Service Class and MainStay VP Balanced--Service Class which were added on May 1, 2005, and MainStay Conservative Allocation--Service Class, MainStay VP Growth Allocation--Service Class, MainStay VP Moderate Allocation--Service Class and MainStay VP Moderate Growth Allocation--Service Class which were added on February 13, 2006.

    Performance for the classes/shares that impose a 12b-1 fee may be lower than the returns for those classes/shares that do not impose this fee.

(2) Assumes no deduction for surrender charges.

(3) Performance is calculated as of the initial date a deposit was received in the Investment Division.

(4) New allocations to the Alger American SmallCap Growth--Class O and Class S Shares Investment Divisions, will not be accepted from policyowners who were not invested in the investment division as of June 1, 2007 (formerly Alger American Small Capitalization).

(5) AN INVESTMENT IN THE MAINSTAY VP CASH MANAGEMENT PORTFOLIO IS NEITHER INSURED NOR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY AND THERE CAN BE NO ASSURANCE THAT THE PORTFOLIO WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE. ALTHOUGH THE PORTFOLIO SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE PORTFOLIO. THE CURRENT YIELD AS OF DECEMBER 31, 2008 MORE CLOSELY REFLECTS THE PORTFOLIO'S EARNINGS THAN THE TOTAL RETURN FIGURES SHOWN.

(6) The MainStay VP Value--Initial and Service Class Portfolios merged with and into the MainStay VP ICAP Select Equity Initial and Service Class Portfolios on May 16, 2008.

(7) The S&P 500(R) Index is an unmanaged index and is widely regarded as the standard for measuring Large-Cap U.S. stock market performance. "S&P 500" is a trademark of the McGraw-Hill Companies, Inc. and has been licensed for use by the MainStay VP S&P 500 Index Portfolio. The MainStay VP S&P 500 Index Portfolio is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard and Poor's makes no representation regarding the advisability of investing in the MainStay VP S&P 500 Index Portfolio. Investors cannot directly purchase an Index.

Historically, certain fees have been assumed or reduced by some of the portfolios. Had these expenses not been assumed or reduced, the total return for these Investment Divisions would have been lower.

Sales of the New York Life Variable Annuity were discontinued as of December 4, 2006. Current policyowners may continue to make additional premium payments subject to their contract provisions. Existing policies will continue to be serviced.

SMRU # 386781 CV

NEW YORK LIFE (FORMERLY LIFESTAGES(R)) FLEXIBLE PREMIUM VARIABLE ANNUITY PERFORMANCE SUMMARY INVESTING IN NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2008

                                                                             INVESTMENT
FOR POLICIES PURCHASED JUNE 2, 2003 AND AFTER                   PORTFOLIO     DIVISION
                                                                INCEPTION     INCEPTION
INVESTMENT DIVISIONS                                               DATE        DATE(1)
Alger American SmallCap Growth--Class S Shares(4)                  5/1/02       6/2/03
CVS Calvert Social Balanced Portfolio                              9/2/86       6/2/03
Columbia Small Cap Value Fund, Variable Series--Class B            6/1/00     11/15/04
Dreyfus IP Technology Growth--Service Shares                     12/29/00       6/2/03
Fidelity(R) VIP Contrafund(R)--Service Class 2                    1/12/00       6/2/03
Fidelity(R) VIP Equity-Income--Service Class 2                    1/12/00       6/2/03
Fidelity(R) VIP Mid Cap--Service Class 2                          1/12/00       9/8/03
Janus Aspen Series Balanced--Service Shares                      12/31/99       6/2/03
Janus Aspen Series Worldwide Growth--Service Shares              12/31/99       6/2/03
MainStay VP Balanced--Service Class                                5/1/05       5/1/05
MainStay VP Bond--Service Class                                    6/2/03       6/2/03
MainStay VP Capital Appreciation--Service Class                    6/2/03       6/2/03
MainStay VP Cash Management--Current 7-day yield is (1.11)%(5)    1/29/03       6/2/03
MainStay VP Common Stock--Service Class                            6/2/03       6/2/03
MainStay VP Conservative Allocation--Service Class                2/13/06      2/13/06
MainStay VP Convertible--Service Class                             6/2/03       6/2/03
MainStay VP Developing Growth--Service Class                       6/2/03       6/2/03
MainStay VP Floating Rate--Service Class                           5/1/05       5/1/05
MainStay VP Government--Service Class                              6/2/03       6/2/03
MainStay VP Growth Allocation--Service Class                      2/13/06      2/13/06
MainStay VP High Yield Corporate Bond--Service Class               6/2/03       6/2/03
MainStay VP ICAP Select Equity--Service Class(6)                   6/2/03       6/2/03
MainStay VP International Equity--Service Class                    6/2/03       6/2/03
MainStay VP Large Cap Growth--Service Class                        6/2/03       6/2/03
MainStay VP Mid Cap Core--Service Class                            6/2/03       6/2/03
MainStay VP Mid Cap Growth--Service Class                          6/2/03       6/2/03
MainStay VP Mid Cap Value--Service Class                           6/2/03       6/2/03
MainStay VP Moderate Allocation--Service Class                    2/13/06      2/13/06
MainStay VP Moderate Growth Allocation--Service Class             2/13/06      2/13/06
MainStay VP S&P 500 Index--Service Class(7)                        6/2/03       6/2/03
MainStay VP Small Cap Growth--Service Class                        6/2/03       6/2/03
MainStay VP Total Return--Service Class                            6/2/03       6/2/03
MFS(R) Investors Trust Series--Service Class                       5/1/00       6/2/03
MFS(R) Research Series--Service Class                              5/1/00       6/2/03
MFS(R) Utilities Series--Service Class                             5/1/00       6/2/03
Neuberger Berman AMT Mid-Cap Growth Portfolio--Class S            2/18/03       6/2/03
Royce Micro-Cap Portfolio--Investment Class                      12/27/96       5/1/05
Royce Small-Cap Portfolio--Investment Class                      12/27/96       5/1/05
T. Rowe Price Equity Income Portfolio--II                         4/30/02       6/2/03
Van Eck Worldwide Hard Assets                                      9/1/89       6/2/03
Van Kampen UIF Emerging Markets Equity--Class II                  1/10/03       6/2/03
Victory VIF Diversified Stock--Class A Shares                      7/1/99       5/1/04

---------------------------------------------------------------------------------------
                                                                Negative numbers appear
                                                                    in parentheses.
                                                               ---------------------------------------------------------
                                                                               ASSUMING NO SURRENDER(%)(2)

                                                                                                                SINCE
FOR POLICIES PURCHASED JUNE 2, 2003 AND AFTER                                                                INVESTMENT
                                                                   1          3          5          10        DIVISION
INVESTMENT DIVISIONS                                            YEAR(1)    YEAR(1)    YEAR(1)    YEAR(1)    INCEPTION(3)
Alger American SmallCap Growth--Class S Shares(4)                (47.45)    (10.56)    (1.16)       N/A          2.50
CVS Calvert Social Balanced Portfolio                            (32.28)     (9.71)    (3.93)     (2.09)         2.34
Columbia Small Cap Value Fund, Variable Series--Class B          (29.16)     (7.13)     0.12        N/A         (2.95)
Dreyfus IP Technology Growth--Service Shares                     (42.06)    (12.47)    (7.52)       N/A         (4.00)
Fidelity(R) VIP Contrafund(R)--Service Class 2                   (43.49)    (10.45)    (1.27)      0.26          1.67
Fidelity(R) VIP Equity-Income--Service Class 2                   (43.61)    (12.67)    (5.33)     (1.82)        (2.33)
Fidelity(R) VIP Mid Cap--Service Class 2                         (40.45)     (9.12)     1.44       9.09          3.65
Janus Aspen Series Balanced--Service Shares                      (17.23)     (0.67)     2.13        N/A          2.83
Janus Aspen Series Worldwide Growth--Service Shares              (45.58)    (11.96)    (6.04)       N/A         (2.99)
MainStay VP Balanced--Service Class                              (26.09)     (6.64)      N/A        N/A         (4.30)
MainStay VP Bond--Service Class                                    2.02       3.21      2.49       3.48          2.07
MainStay VP Capital Appreciation--Service Class                  (39.88)    (11.94)    (5.70)     (6.36)        (3.26)
MainStay VP Cash Management--Current 7-day yield is (1.11)%(5)     0.76       2.42      1.64       1.77          2.29
MainStay VP Common Stock--Service Class                          (37.43)     (9.50)    (3.05)     (2.37)        (0.43)
MainStay VP Conservative Allocation--Service Class               (19.75)       N/A       N/A        N/A         (3.40)
MainStay VP Convertible--Service Class                           (35.50)     (7.49)    (2.83)      1.72         (0.87)
MainStay VP Developing Growth--Service Class                     (48.09)     (8.34)    (2.45)     (2.30)         0.49
MainStay VP Floating Rate--Service Class                         (24.07)     (7.23)      N/A        N/A         (5.70)
MainStay VP Government--Service Class                              8.00       5.07      3.49       4.03          2.65
MainStay VP Growth Allocation--Service Class                     (38.62)       N/A       N/A        N/A         (9.95)
MainStay VP High Yield Corporate Bond--Service Class             (25.35)     (6.10)    (1.46)      2.88          1.06
MainStay VP ICAP Select Equity--Service Class(6)                 (38.62)     (8.86)    (2.96)     (1.62)        (0.47)
MainStay VP International Equity--Service Class                  (26.89)     (0.85)     3.64       2.13          6.26
MainStay VP Large Cap Growth--Service Class                      (39.79)     (8.82)    (5.65)     (2.38)        (3.28)
MainStay VP Mid Cap Core--Service Class                          (43.19)    (12.77)    (1.89)       N/A          1.27
MainStay VP Mid Cap Growth--Service Class                        (45.57)    (12.67)    (1.54)       N/A          2.01
MainStay VP Mid Cap Value--Service Class                         (33.57)    (10.18)    (2.72)       N/A          0.18
MainStay VP Moderate Allocation--Service Class                   (26.42)       N/A       N/A        N/A         (5.37)
MainStay VP Moderate Growth Allocation--Service Class            (33.59)       N/A       N/A        N/A         (7.90)
MainStay VP S&P 500 Index--Service Class(7)                      (38.05)    (10.03)    (4.00)     (3.23)        (1.52)
MainStay VP Small Cap Growth--Service Class                      (40.92)    (16.20)    (8.31)       N/A         (4.06)
MainStay VP Total Return--Service Class                          (28.12)     (6.45)    (2.15)     (1.91)        (0.68)
MFS(R) Investors Trust Series--Service Class                     (34.19)     (7.42)    (1.70)       N/A         (0.06)
MFS(R) Research Series--Service Class                            (37.15)     (8.72)    (1.67)       N/A          0.24
MFS(R) Utilities Series--Service Class                           (38.68)     (0.13)     7.95        N/A          9.41
Neuberger Berman AMT Mid-Cap Growth Portfolio--Class S           (44.30)     (8.84)    (0.62)       N/A          1.03
Royce Micro-Cap Portfolio--Investment Class                      (44.06)    (11.86)    (3.29)      7.28         (4.88)
Royce Small-Cap Portfolio--Investment Class                      (28.20)     (7.57)     1.02       7.61         (3.39)
T. Rowe Price Equity Income Portfolio--II                        (37.16)     (9.27)    (2.90)       N/A         (0.60)
Van Eck Worldwide Hard Assets                                    (46.88)     (2.23)    11.32      10.49          7.66
Van Kampen UIF Emerging Markets Equity--Class II                 (57.35)     (7.20)     5.04        N/A         10.58
Victory VIF Diversified Stock--Class A Shares                    (38.73)     (9.36)    (2.89)       N/A         (2.39)

------------------------------------------------------------------------------------------------------------------------
                                                                         Negative numbers appear in parentheses.

                                                               ---------------------------------------------------------
                                                                                  ASSUMING SURRENDER(%)

                                                                                                                SINCE
FOR POLICIES PURCHASED JUNE 2, 2003 AND AFTER                                                                INVESTMENT
                                                                   1          3          5          10        DIVISION
INVESTMENT DIVISIONS                                            YEAR(1)    YEAR(1)    YEAR(1)    YEAR(1)    INCEPTION(3)
Alger American SmallCap Growth--Class S Shares(4)                (50.76)    (12.48)    (2.07)       N/A          1.82
CVS Calvert Social Balanced Portfolio                            (36.55)    (11.65)    (4.81)     (2.09)         2.34
Columbia Small Cap Value Fund, Variable Series--Class B          (33.62)     (9.12)    (0.80)       N/A         (4.02)
Dreyfus IP Technology Growth--Service Shares                     (45.71)    (14.34)    (8.37)       N/A         (4.63)
Fidelity(R) VIP Contrafund(R)--Service Class 2                   (47.05)    (12.37)    (2.17)      0.26          1.00
Fidelity(R) VIP Equity-Income--Service Class 2                   (47.16)    (14.55)    (6.20)     (1.82)        (2.97)
Fidelity(R) VIP Mid Cap--Service Class 2                         (44.20)    (11.07)     0.51       9.09          2.94
Janus Aspen Series Balanced--Service Shares                      (22.45)     (2.80)     1.19        N/A          2.16
Janus Aspen Series Worldwide Growth--Service Shares              (49.01)    (13.84)    (6.90)       N/A         (3.62)
MainStay VP Balanced--Service Class                              (30.74)     (8.64)      N/A        N/A         (5.73)
MainStay VP Bond--Service Class                                   (4.40)      0.99      1.55       3.48          1.40
MainStay VP Capital Appreciation--Service Class                  (43.67)    (13.83)    (6.56)     (6.36)        (3.89)
MainStay VP Cash Management--Current 7-day yield is (1.11)%(5)    (5.59)      0.22      0.71       1.77          2.29
MainStay VP Common Stock--Service Class                          (41.37)    (11.44)    (3.94)     (2.37)        (1.08)
MainStay VP Conservative Allocation--Service Class               (24.81)       N/A       N/A        N/A         (5.55)
MainStay VP Convertible--Service Class                           (39.56)     (9.48)    (3.72)      1.72         (1.52)
MainStay VP Developing Growth--Service Class                     (51.36)    (10.31)    (3.35)     (2.30)        (0.18)
MainStay VP Floating Rate--Service Class                         (28.86)     (9.22)      N/A        N/A         (7.11)
MainStay VP Government--Service Class                              1.20       2.82      2.54       4.03          1.98
MainStay VP Growth Allocation--Service Class                     (42.48)       N/A       N/A        N/A        (11.96)
MainStay VP High Yield Corporate Bond--Service Class             (30.05)     (8.12)    (2.36)      2.88          0.39
MainStay VP ICAP Select Equity--Service Class(6)                 (42.48)    (10.81)    (3.85)     (1.62)        (1.12)
MainStay VP International Equity--Service Class                  (31.50)     (2.98)     2.69       2.13          5.56
MainStay VP Large Cap Growth--Service Class                      (43.59)    (10.78)    (6.51)     (2.38)        (3.91)
MainStay VP Mid Cap Core--Service Class                          (46.76)    (14.64)    (2.79)       N/A          0.61
MainStay VP Mid Cap Growth--Service Class                        (49.00)    (14.54)    (2.44)       N/A          1.34
MainStay VP Mid Cap Value--Service Class                         (37.75)    (12.11)    (3.61)       N/A         (0.48)
MainStay VP Moderate Allocation--Service Class                   (31.06)       N/A       N/A        N/A         (7.48)
MainStay VP Moderate Growth Allocation--Service Class            (37.77)       N/A       N/A        N/A         (9.95)
MainStay VP S&P 500 Index--Service Class(7)                      (41.95)    (11.97)    (4.88)     (3.23)        (2.17)
MainStay VP Small Cap Growth--Service Class                      (44.64)    (18.00)    (9.15)       N/A         (4.69)
MainStay VP Total Return--Service Class                          (32.65)     (8.46)    (3.05)     (1.91)        (1.33)
MFS(R) Investors Trust Series--Service Class                     (38.33)     (9.41)    (2.60)       N/A         (0.72)
MFS(R) Research Series--Service Class                            (41.11)    (10.68)    (2.57)       N/A         (0.41)
MFS(R) Utilities Series--Service Class                           (42.54)     (2.27)     6.96        N/A          8.63
Neuberger Berman AMT Mid-Cap Growth Portfolio--Class S           (47.81)    (10.80)    (1.53)       N/A          0.36
Royce Micro-Cap Portfolio--Investment Class                      (47.59)    (13.75)    (4.18)      7.28         (6.31)
Royce Small-Cap Portfolio--Investment Class                      (32.72)     (9.55)     0.09       7.61         (4.84)
T. Rowe Price Equity Income Portfolio--II                        (41.11)    (11.21)    (3.79)       N/A         (1.25)
Van Eck Worldwide Hard Assets                                    (50.22)     (4.32)    10.30      10.49          7.66
Van Kampen UIF Emerging Markets Equity--Class II                 (60.03)     (9.20)     4.07        N/A          9.86
Victory VIF Diversified Stock--Class A Shares                    (42.59)    (11.31)    (3.78)       N/A         (3.35)

------------------------------------------------------------------------------------------------------------------------
                                                                         Negative numbers appear in parentheses.


PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. DUE TO MARKET VOLATILITY, CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. THE INVESTMENT RETURN AND THE ACCUMULATION VALUE OF YOUR POLICY WILL FLUCTUATE SO THAT A POLICY, WHEN SURRENDERED MAY BE WORTH MORE OR LESS THAN THE PREMIUM PAYMENTS. FOR CURRENT TO THE MOST RECENT MONTH-END PERFORMANCE INFORMATION, PLEASE CALL 1-800-598-2019 OR VISIT WWW.NEWYORKLIFE.COM.

ALL PERFORMANCE REFLECTS THE PERCENTAGE CHANGE FOR THE PERIOD SHOWN WITH CAPITAL GAINS AND DIVIDENDS REINVESTED AND INCLUDES AN ANNUALIZED SEPARATE ACCOUNT EXPENSE CHARGE OF 1.40%. A POLICY SERVICE CHARGE, OF $30, IS NOT INCLUDED IN THESE CHARGES, BUT WILL BE DEDUCTED EACH YEAR FROM THE POLICY'S ACCUMULATION VALUE ON THE POLICY ANNIVERSARY AND UPON OF THE POLICY SURRENDER IF ON THAT DATE THE ACCUMULATION VALUE IS LESS THAN $20,000. THE PERFORMANCE SHOWN, THEREFORE, WOULD BE SLIGHTLY LOWER IF YOUR POLICY'S ACCUMULATION VALUE IS LESS THAN $20,000.

PERFORMANCE "ASSUMING NO SURRENDER" DOES NOT REFLECT THE DEDUCTION OF THE SURRENDER CHARGE (SC). IF REFLECTED, THE PERFORMANCE WOULD BE REDUCED. PERFORMANCE "ASSUMING SURRENDER" REFLECTS THE MAXIMUM SC UNDER THE POLICY. THE MAXIMUM SC FOR EACH WITHDRAWAL IS 7%, DECLINING TO 1% BY THE 9TH YEAR AFTER THE INITIAL PREMIUM PAYMENT, WITH NO CHARGE THEREAFTER. WITHDRAWALS AND SURRENDERS MAY BE TAXABLE TRANSACTIONS, AND PRIOR TO AGE 59 1/2, MAY BE SUBJECT TO A 10% IRS PENALTY (THE PENALTY TAX IS INCREASED TO 25% IN THE CASE OF A DISTRIBUTION FROM A SIMPLE IRA WITHIN THE FIRST TWO YEARS OF YOUR PARTICIPATION IN THE SIMPLE IRA PLAN). THE INVESTMENT DIVISIONS OFFERED THROUGH THE NEW YORK LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY AND DESCRIBED HEREIN ARE DIFFERENT FROM MUTUAL FUNDS THAT MAY HAVE SIMILAR NAMES BUT ARE AVAILABLE DIRECTLY TO THE GENERAL PUBLIC. INVESTMENT RESULTS MAY DIFFER.

FOR MORE INFORMATION, YOU SHOULD REFER TO YOUR PRODUCT AND FUNDS PROSPECTUS. INVESTORS ARE ASKED TO CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES OF THE INVESTMENT CAREFULLY BEFORE INVESTING. BOTH THE PRODUCT PROSPECTUS AND THE UNDERLYING FUND PROSPECTUSES CONTAIN THIS AND OTHER INFORMATION ABOUT THE PRODUCT AND UNDERLYING INVESTMENT OPTIONS. PLEASE READ THE PROSPECTUSES CAREFULLY BEFORE INVESTING.

NEW YORK LIFE (FORMERLY LIFESTAGES(R)) FLEXIBLE PREMIUM VARIABLE ANNUITY PERFORMANCE SUMMARY INVESTING IN NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2008

                                                                            INVESTMENT
FOR POLICIES PURCHASED PRIOR TO JUNE 2, 2003                   PORTFOLIO     DIVISION
                                                               INCEPTION     INCEPTION
INVESTMENT DIVISIONS                                              DATE        DATE(1)
Alger American SmallCap Growth--Class O Shares(4)                9/21/88      10/1/96
CVS Calvert Social Balanced Portfolio                             9/2/86       5/1/95
Columbia Small Cap Value Fund, Variable Series--Class B           6/1/00     11/15/04
Dreyfus IP Technology Growth--Initial Shares                     8/31/99       7/6/01
Fidelity(R) VIP Contrafund(R)--Initial Class                      1/3/95      10/1/96
Fidelity(R) VIP Equity-Income--Initial Class                     10/9/86      10/1/96
Fidelity(R) VIP Mid Cap--Service Class 2                         1/12/00       9/8/03
Janus Aspen Series Balanced--Institutional Shares                9/13/93      10/1/96
Janus Aspen Series Worldwide Growth--Institutional Shares        9/13/93      10/1/96
MainStay VP Balanced--Service Class                               5/1/05       5/1/05
MainStay VP Bond--Initial Class                                  1/23/84       5/1/95
MainStay VP Capital Appreciation--Initial Class                  1/29/93       5/1/95
MainStay VP Cash Management--Current 7-day yield is (1.11)(5)    1/29/93       5/1/95
MainStay VP Common Stock--Initial Class                          1/23/84       5/1/95
MainStay VP Conservative Allocation--Service Class               2/13/06      2/13/06
MainStay VP Convertible--Initial Class                           10/1/96      10/1/96
MainStay VP Developing Growth--Initial Class                      5/1/98       5/1/98
MainStay VP Floating Rate--Service Class                          5/1/05       5/1/05
MainStay VP Government--Initial Class                            1/29/93       5/1/95
MainStay VP Growth Allocation--Service Class                     2/13/06      2/13/06
MainStay VP High Yield Corporate Bond--Initial Class              5/1/95       5/1/95
MainStay VP ICAP Select Equity--Initial Class(6)                  5/1/98       5/1/98
MainStay VP International Equity--Initial Class                   5/1/95       5/1/95
MainStay VP Large Cap Growth--Initial Class                       5/1/98       5/1/98
MainStay VP Mid Cap Core--Initial Class                           7/2/01       7/6/01
MainStay VP Mid Cap Growth--Initial Class                         7/2/01       7/6/01
MainStay VP Mid Cap Value--Initial Class                          7/2/01       7/6/01
MainStay VP Moderate Allocation--Service Class                   2/13/06      2/13/06
MainStay VP Moderate Growth Allocation--Service Class            2/13/06      2/13/06
MainStay VP S&P 500 Index--Initial Class(7)                      1/29/93       5/1/95
MainStay VP Small Cap Growth--Initial Class                       7/2/01       7/6/01
MainStay VP Total Return--Initial Class                          1/29/93       5/1/95
MFS(R) Investors Trust Series--Initial Class                     10/9/95       5/1/98
MFS(R) Research Series--Initial Class                            7/26/95       5/1/98
MFS(R) Utilities Series--Service Class                            5/1/00       6/2/03
Neuberger Berman AMT Mid-Cap Growth Portfolio--Class S           2/18/03       6/2/03
Royce Micro-Cap Portfolio--Investment Class                     12/27/96       5/1/05
Royce Small-Cap Portfolio--Investment Class                     12/27/96       5/1/05
T. Rowe Price Equity Income Portfolio                            3/31/94       5/1/98
Van Eck Worldwide Hard Assets                                     9/1/89       5/1/98
Van Kampen UIF Emerging Markets Equity--Class I                  10/1/96      10/1/96
Victory VIF Diversified Stock--Class A Shares                     7/1/99       5/1/04

--------------------------------------------------------------------------------------
                                                               Negative numbers appear
                                                                   in parentheses.
                                                              ---------------------------------------------------------
                                                                              ASSUMING NO SURRENDER(%)(2)

                                                                                                               SINCE
FOR POLICIES PURCHASED PRIOR TO JUNE 2, 2003                                                                INVESTMENT
                                                                  1          3          5          10        DIVISION
INVESTMENT DIVISIONS                                           YEAR(1)    YEAR(1)    YEAR(1)    YEAR(1)    INCEPTION(3)
Alger American SmallCap Growth--Class O Shares(4)               (47.35)    (10.36)    (0.93)     (3.67)        (1.57)
CVS Calvert Social Balanced Portfolio                           (32.28)     (9.71)    (3.93)     (2.09)         2.34
Columbia Small Cap Value Fund, Variable Series--Class B         (29.16)     (7.13)     0.12        N/A         (2.95)
Dreyfus IP Technology Growth--Initial Shares                    (42.00)    (12.29)    (7.31)       N/A         (6.62)
Fidelity(R) VIP Contrafund(R)--Initial Class                    (43.32)    (10.20)    (1.01)      0.50          4.70
Fidelity(R) VIP Equity-Income--Initial Class                    (43.46)    (12.46)    (5.08)     (1.59)         1.76
Fidelity(R) VIP Mid Cap--Service Class 2                        (40.45)     (9.12)     1.44       9.09          3.65
Janus Aspen Series Balanced--Institutional Shares               (17.01)     (0.42)     2.38       2.83          6.49
Janus Aspen Series Worldwide Growth--Institutional Shares       (45.43)    (11.74)    (5.80)     (3.68)         0.71
MainStay VP Balanced--Service Class                             (26.09)     (6.64)      N/A        N/A         (4.30)
MainStay VP Bond--Initial Class                                   2.28       3.46      2.75       3.75          4.36
MainStay VP Capital Appreciation--Initial Class                 (39.73)    (11.72)    (5.46)     (6.11)         1.52
MainStay VP Cash Management--Current 7-day yield is (1.11)(5)     0.76       2.42      1.64       1.77          2.29
MainStay VP Common Stock--Initial Class                         (37.28)     (9.27)    (2.80)     (2.13)         4.26
MainStay VP Conservative Allocation--Service Class              (19.75)       N/A       N/A        N/A         (3.40)
MainStay VP Convertible--Initial Class                          (35.33)     (7.27)    (2.59)      1.96          3.22
MainStay VP Developing Growth--Initial Class                    (47.96)     (8.12)    (2.20)     (2.04)        (2.75)
MainStay VP Floating Rate--Service Class                        (24.07)     (7.23)      N/A        N/A         (5.70)
MainStay VP Government--Initial Class                             8.27       5.34      3.75       3.97          4.52
MainStay VP Growth Allocation--Service Class                    (38.62)       N/A       N/A        N/A         (9.95)
MainStay VP High Yield Corporate Bond--Initial Class            (25.17)     (5.87)    (1.21)      3.13          4.92
MainStay VP ICAP Select Equity--Initial Class(6)                (38.46)     (8.63)    (2.72)     (1.37)        (1.12)
MainStay VP International Equity--Initial Class                 (26.71)     (0.60)     3.89       2.38          4.80
MainStay VP Large Cap Growth--Initial Class                     (39.65)     (8.60)    (5.42)     (2.13)        (0.56)
MainStay VP Mid Cap Core--Initial Class                         (43.04)    (12.55)    (1.64)       N/A         (0.17)
MainStay VP Mid Cap Growth--Initial Class                       (45.43)    (12.45)    (1.29)       N/A         (2.04)
MainStay VP Mid Cap Value--Initial Class                        (33.40)     (9.95)    (2.48)       N/A         (0.98)
MainStay VP Moderate Allocation--Service Class                  (26.42)       N/A       N/A        N/A         (5.37)
MainStay VP Moderate Growth Allocation--Service Class           (33.59)       N/A       N/A        N/A         (7.90)
MainStay VP S&P 500 Index--Initial Class(7)                     (37.89)     (9.81)    (3.76)     (2.98)         4.04
MainStay VP Small Cap Growth--Initial Class                     (40.77)    (15.99)    (8.08)       N/A         (5.95)
MainStay VP Total Return--Initial Class                         (27.94)     (6.22)    (1.90)     (1.66)         3.25
MFS(R) Investors Trust Series--Initial Class                    (34.01)     (7.18)    (1.46)     (2.85)        (2.19)
MFS(R) Research Series--Initial Class                           (36.98)     (8.49)    (1.43)     (2.72)        (1.84)
MFS(R) Utilities Series--Service Class                          (38.68)     (0.13)     7.95        N/A          9.41
Neuberger Berman AMT Mid-Cap Growth Portfolio--Class S          (44.30)     (8.84)    (0.62)       N/A          1.03
Royce Micro-Cap Portfolio--Investment Class                     (44.06)    (11.86)    (3.29)      7.28         (4.88)
Royce Small-Cap Portfolio--Investment Class                     (28.20)     (7.57)     1.02       7.61         (3.39)
T. Rowe Price Equity Income Portfolio                           (37.00)     (9.04)    (2.66)      0.56          0.65
Van Eck Worldwide Hard Assets                                   (46.88)     (2.23)    11.32      10.49          7.66
Van Kampen UIF Emerging Markets Equity--Class I                 (57.23)     (7.13)     5.12       6.14          2.44
Victory VIF Diversified Stock--Class A Shares                   (38.73)     (9.36)    (2.89)       N/A         (2.39)

-----------------------------------------------------------------------------------------------------------------------
                                                                        Negative numbers appear in parentheses.

                                                              ---------------------------------------------------------
                                                                                 ASSUMING SURRENDER(%)

                                                                                                               SINCE
FOR POLICIES PURCHASED PRIOR TO JUNE 2, 2003                                                                INVESTMENT
                                                                  1          3          5          10        DIVISION
INVESTMENT DIVISIONS                                           YEAR(1)    YEAR(1)    YEAR(1)    YEAR(1)    INCEPTION(3)
Alger American SmallCap Growth--Class O Shares(4)               (50.66)    (12.28)    (1.84)     (3.67)        (1.57)
CVS Calvert Social Balanced Portfolio                           (36.55)    (11.65)    (4.81)     (2.09)         2.34
Columbia Small Cap Value Fund, Variable Series--Class B         (33.62)     (9.12)    (0.80)       N/A         (4.02)
Dreyfus IP Technology Growth--Initial Shares                    (45.66)    (14.17)    (8.16)       N/A         (6.84)
Fidelity(R) VIP Contrafund(R)--Initial Class                    (46.89)    (12.13)    (1.91)      0.50          4.70
Fidelity(R) VIP Equity-Income--Initial Class                    (47.02)    (14.33)    (5.95)     (1.59)         1.76
Fidelity(R) VIP Mid Cap--Service Class 2                        (44.20)    (11.07)     0.51       9.09          2.94
Janus Aspen Series Balanced--Institutional Shares               (22.24)     (2.55)     1.45       2.83          6.49
Janus Aspen Series Worldwide Growth--Institutional Shares       (48.87)    (13.63)    (6.67)     (3.68)         0.71
MainStay VP Balanced--Service Class                             (30.74)     (8.64)      N/A        N/A         (5.73)
MainStay VP Bond--Initial Class                                  (4.17)      1.24      1.81       3.75          4.36
MainStay VP Capital Appreciation--Initial Class                 (43.52)    (13.61)    (6.32)     (6.11)         1.52
MainStay VP Cash Management--Current 7-day yield is (1.11)(5)    (5.59)      0.22      0.71       1.77          2.29
MainStay VP Common Stock--Initial Class                         (41.23)    (11.22)    (3.70)     (2.13)         4.26
MainStay VP Conservative Allocation--Service Class              (24.81)       N/A       N/A        N/A         (5.55)
MainStay VP Convertible--Initial Class                          (39.41)     (9.26)    (3.48)      1.96          3.22
MainStay VP Developing Growth--Initial Class                    (51.23)    (10.09)    (3.10)     (2.04)        (2.75)
MainStay VP Floating Rate--Service Class                        (28.86)     (9.22)      N/A        N/A         (7.11)
MainStay VP Government--Initial Class                             1.45       3.07      2.80       3.97          4.52
MainStay VP Growth Allocation--Service Class                    (42.48)       N/A       N/A        N/A        (11.96)
MainStay VP High Yield Corporate Bond--Initial Class            (29.88)     (7.89)    (2.11)      3.13          4.92
MainStay VP ICAP Select Equity--Initial Class(6)                (42.34)    (10.59)    (3.61)     (1.37)        (1.12)
MainStay VP International Equity--Initial Class                 (31.33)     (2.73)     2.94       2.38          4.80
MainStay VP Large Cap Growth--Initial Class                     (43.45)    (10.56)    (6.29)     (2.13)        (0.56)
MainStay VP Mid Cap Core--Initial Class                         (46.63)    (14.43)    (2.54)       N/A         (0.41)
MainStay VP Mid Cap Growth--Initial Class                       (48.87)    (14.33)    (2.20)       N/A         (2.28)
MainStay VP Mid Cap Value--Initial Class                        (37.60)    (11.89)    (3.37)       N/A         (1.22)
MainStay VP Moderate Allocation--Service Class                  (31.06)       N/A       N/A        N/A         (7.48)
MainStay VP Moderate Growth Allocation--Service Class           (37.77)       N/A       N/A        N/A         (9.95)
MainStay VP S&P 500 Index--Initial Class(7)                     (41.81)    (11.74)    (4.64)     (2.98)         4.04
MainStay VP Small Cap Growth--Initial Class                     (44.50)    (17.80)    (8.92)       N/A         (6.18)
MainStay VP Total Return--Initial Class                         (32.48)     (8.23)    (2.80)     (1.66)         3.25
MFS(R) Investors Trust Series--Initial Class                    (38.17)     (9.17)    (2.36)     (2.85)        (2.19)
MFS(R) Research Series--Initial Class                           (40.95)    (10.45)    (2.33)     (2.72)        (1.84)
MFS(R) Utilities Series--Service Class                          (42.54)     (2.27)     6.96        N/A          8.63
Neuberger Berman AMT Mid-Cap Growth Portfolio--Class S          (47.81)    (10.80)    (1.53)       N/A          0.36
Royce Micro-Cap Portfolio--Investment Class                     (47.59)    (13.75)    (4.18)      7.28         (6.31)
Royce Small-Cap Portfolio--Investment Class                     (32.72)     (9.55)     0.09       7.61         (4.84)
T. Rowe Price Equity Income Portfolio                           (40.97)    (10.99)    (3.55)      0.56          0.65
Van Eck Worldwide Hard Assets                                   (50.22)     (4.32)    10.30      10.49          7.66
Van Kampen UIF Emerging Markets Equity--Class I                 (59.92)     (9.12)     4.16       6.14          2.44
Victory VIF Diversified Stock--Class A Shares                   (42.59)    (11.31)    (3.78)       N/A         (3.35)

-----------------------------------------------------------------------------------------------------------------------
                                                                        Negative numbers appear in parentheses.


PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. DUE TO MARKET VOLATILITY, CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. THE INVESTMENT RETURN AND THE ACCUMULATION VALUE OF YOUR POLICY WILL FLUCTUATE SO THAT A POLICY, WHEN SURRENDERED MAY BE WORTH MORE OR LESS THAN THE PREMIUM PAYMENTS. FOR CURRENT TO THE MOST RECENT MONTH-END PERFORMANCE INFORMATION, PLEASE CALL 1-800-598-2019 OR VISIT WWW.NEWYORKLIFE.COM.

ALL PERFORMANCE REFLECTS THE PERCENTAGE CHANGE FOR THE PERIOD SHOWN WITH CAPITAL GAINS AND DIVIDENDS REINVESTED AND INCLUDES AN ANNUALIZED SEPARATE ACCOUNT EXPENSE CHARGE OF 1.40%. A POLICY SERVICE CHARGE, OF $30, IS NOT INCLUDED IN THESE CHARGES, BUT WILL BE DEDUCTED EACH YEAR FROM THE POLICY'S ACCUMULATION VALUE ON THE POLICY ANNIVERSARY AND UPON SURRENDER OF THE POLICY IF ON THAT DATE THE ACCUMULATION VALUE IS LESS THAN $20,000. THE PERFORMANCE SHOWN, THEREFORE, WOULD BE SLIGHTLY LOWER IF YOUR POLICY'S ACCUMULATION VALUE IS LESS THAN $20,000.

PERFORMANCE "ASSUMING NO SURRENDER" DOES NOT REFLECT THE DEDUCTION OF THE SURRENDER CHARGE (SC). IF REFLECTED, THE PERFORMANCE WOULD BE REDUCED. PERFORMANCE "ASSUMING SURRENDER" REFLECTS THE MAXIMUM SC UNDER THE POLICY. THE MAXIMUM SC FOR EACH WITHDRAWAL IS 7%, DECLINING TO 1% BY THE 9TH YEAR AFTER THE INITIAL PREMIUM PAYMENT, WITH NO CHARGE THEREAFTER. WITHDRAWALS AND SURRENDERS MAY BE TAXABLE TRANSACTIONS, AND PRIOR TO AGE 59 1/2, MAY BE SUBJECT TO A 10% IRS PENALTY (THE PENALTY TAX IS INCREASED TO 25% IN THE CASE OF A DISTRIBUTION FROM A SIMPLE IRA WITHIN THE FIRST TWO YEARS OF YOUR PARTICIPATION IN THE SIMPLE IRA PLAN). THE INVESTMENT DIVISIONS OFFERED THROUGH THE NEW YORK LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY AND DESCRIBED HEREIN ARE DIFFERENT FROM MUTUAL FUNDS THAT MAY HAVE SIMILAR NAMES BUT ARE AVAILABLE DIRECTLY TO THE GENERAL PUBLIC. INVESTMENT RESULTS MAY DIFFER.

FOR MORE INFORMATION, YOU SHOULD REFER TO YOUR PRODUCT AND FUNDS PROSPECTUS. INVESTORS ARE ASKED TO CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES OF THE INVESTMENT CAREFULLY BEFORE INVESTING. BOTH THE PRODUCT PROSPECTUS AND THE UNDERLYING FUND PROSPECTUSES CONTAIN THIS AND OTHER INFORMATION ABOUT THE UNDERLYING FUND PROSPECTUSES CONTAIN THIS AND OTHER INFORMATION ABOUT THE PRODUCT AND UNDERLYING INVESTMENT OPTIONS. PLEASE READ THE PROSPECTUSES CAREFULLY BEFORE INVESTING.

NEW YORK LIFE (FORMERLY LIFESTAGES(R)) FLEXIBLE PREMIUM VARIABLE ANNUITY PERFORMANCE SUMMARY INVESTING IN NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2008

(1) This version of the New York Life Flexible Premium Variable Annuity was first offered on October 1, 1999. Certain Portfolios existed prior to the date that they were added as an Investment Division of NYLIAC Variable Annuity Separate Account III. The performance for the MainStay VP Series Fund, Inc. Service Class portfolios are based on the Initial Class Portfolio Inception Date (where applicable). The performance for all other funds is based on the Portfolio Inception Date reflected in the performance summary. The hypothetical performance of the Investment Divisions was derived from the performance of the corresponding Portfolios, modified to reflect Separate Account Expense Charge and Fund annual expenses as if the policy has been available during the periods shown.

    The performance shown is for the indicated classes/shares only.

    FOR POLICIES PURCHASED ON OR AFTER JUNE 2, 2003, these Investment Divisions impose a 12b-1 fee except for CVS Calvert Social Balanced Portfolio, MainStay VP Cash Management, Royce Micro-Cap Portfolio--Investment Class, Royce Small-Cap Portfolio--Investment Class and Van Eck Worldwide Hard Assets.

    FOR POLICIES PURCHASED PRIOR TO JUNE 2, 2003, these Investment Divisions do not impose a 12b-1 fee except for Fidelity(R) VIP Mid Cap--Service Class 2 which was added on September 8, 2003, Victory VIF Diversified Stock--Class A Shares, MFS(R) Utilities Series--Service Class, Neuberger Berman AMT Mid-Cap Growth Portfolio--Class S which were added on May 1, 2004, Columbia Small Cap Value Fund, Variable Series--Class B which was added on November 15, 2004, MainStay VP Floating Rate--Service Class and MainStay VP Balanced--Service Class which were added on May 1, 2005, and MainStay VP Conservative Allocation--Service Class, MainStay VP Growth Allocation--Service Class, MainStay VP Moderate Allocation--Service Class and MainStay VP Moderate Growth Allocation--Service Class which were added on February 13, 2006.

    Performance for the classes/shares that impose a 12b-1 fee may be lower than the returns for those classes/shares that do not impose this fee.

(2) Assumes no deduction for surrender charges.

(3) Performance is calculated as of the initial date a deposit was received in the Investment Division.

(4) New allocations to the Alger American SmallCap Growth--Class O and Class S Shares Investment Divisions, will not be accepted from policyowners who were not invested in the investment division as of June 1, 2007 (formerly Alger American Small Capitalization).

(5) AN INVESTMENT IN THE MAINSTAY VP CASH MANAGEMENT PORTFOLIO IS NEITHER INSURED NOR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY AND THERE CAN BE NO ASSURANCE THAT THE PORTFOLIO WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE. ALTHOUGH THE PORTFOLIO SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE PORTFOLIO. THE CURRENT YIELD AS OF DECEMBER 31, 2008 MORE CLOSELY REFLECTS THE PORTFOLIO'S EARNINGS THAN THE TOTAL RETURN FIGURES SHOWN.

(6) The MainStay VP Value--Initial and Service Class Portfolios merged with and into the MainStay VP ICAP Select Equity--Initial and Service Class Portfolios on May 16, 2008.

(7) The S&P 500(R) Index is an unmanaged index and is widely regarded as the standard for measuring Large-Cap U.S. stock market performance. "S&P 500" is a trademark of the McGraw-Hill Companies, Inc. and has been licensed for use by the MainStay VP S&P 500 Index Portfolio. The MainStay VP S&P 500 Index Portfolio is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard and Poor's makes no representation regarding the advisability of investing in the MainStay VP S&P 500 Index Portfolio. Investors cannot directly purchase an Index.

Historically, certain fees have been assumed or reduced by some of the portfolios. Had these expenses not been assumed or reduced, the total return for these Investment Divisions would have been lower.

SMRU # 386781 CV

NEW YORK LIFE (FORMERLY LIFESTAGES(R)) ACCESS VARIABLE ANNUITY PERFORMANCE SUMMARY INVESTING IN NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III
AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2008


                                                                             INVESTMENT
FOR POLICIES PURCHASED NOVEMBER 15, 2004 AND AFTER              PORTFOLIO     DIVISION
                                                                INCEPTION     INCEPTION
INVESTMENT DIVISIONS                                               DATE        DATE(1)
Alger American SmallCap Growth--Class S Shares(3)                  5/1/02     11/15/04
CVS Calvert Social Balanced Portfolio                              9/2/86     11/15/04
Columbia Small Cap Value Fund, Variable Series--Class B            6/1/00     11/15/04
Dreyfus IP Technology Growth--Service Shares                     12/29/00     11/15/04
Fidelity(R) VIP Contrafund(R)--Service Class 2                    1/12/00     11/15/04
Fidelity(R) VIP Equity-Income--Service Class 2                    1/12/00     11/15/04
Fidelity(R) VIP Mid Cap--Service Class 2                          1/12/00     11/15/04
Janus Aspen Series Balanced--Service Shares                      12/31/99     11/15/04
Janus Aspen Series Worldwide Growth--Service Shares              12/31/99     11/15/04
MainStay VP Balanced--Service Class                                5/1/05       5/1/05
MainStay VP Bond--Service Class                                    6/2/03     11/15/04
MainStay VP Capital Appreciation--Service Class                    6/2/03     11/15/04
MainStay VP Cash Management--Current 7-day yield is (1.26)%(4)    1/29/03     11/15/04
MainStay VP Common Stock--Service Class                            6/2/03     11/15/04
MainStay VP Conservative Allocation--Service Class                2/13/06      2/13/06
MainStay VP Convertible--Service Class                             6/2/03     11/15/04
MainStay VP Developing Growth--Service Class                       6/2/03     11/15/04
MainStay VP Floating Rate--Service Class                           5/1/05       5/1/05
MainStay VP Government--Service Class                              6/2/03     11/15/04
MainStay VP Growth Allocation--Service Class                      2/13/06      2/13/06
MainStay VP High Yield Corporate Bond--Service Class               6/2/03     11/15/04
MainStay VP ICAP Select Equity--Service Class(5)                   6/2/03     11/15/04
MainStay VP International Equity--Service Class                    6/2/03     11/15/04
MainStay VP Large Cap Growth--Service Class                        6/2/03     11/15/04
MainStay VP Mid Cap Core--Service Class                            6/2/03     11/15/04
MainStay VP Mid Cap Growth--Service Class                          6/2/03     11/15/04
MainStay VP Mid Cap Value--Service Class                           6/2/03     11/15/04
MainStay VP Moderate Allocation--Service Class                    2/13/06      2/13/06
MainStay VP Moderate Growth Allocation--Service Class             2/13/06      2/13/06
MainStay VP S&P 500 Index--Service Class(6)                        6/2/03     11/15/04
MainStay VP Small Cap Growth--Service Class                        6/2/03     11/15/04
MainStay VP Total Return--Service Class                            6/2/03     11/15/04
MFS(R) Investors Trust Series--Service Class                       5/1/00     11/15/04
MFS(R) Research Series--Service Class                              5/1/00     11/15/04
MFS(R) Utilities Series--Service Class                             5/1/00     11/15/04
Neuberger Berman AMT Mid-Cap Growth Portfolio--Class S            2/18/03     11/15/04
Royce Micro-Cap Portfolio--Investment Class                      12/27/96       5/1/05
Royce Small-Cap Portfolio--Investment Class                      12/27/96       5/1/05
T. Rowe Price Equity Income Portfolio--II                         4/30/02     11/15/04
Van Eck Worldwide Hard Assets                                      9/1/89     11/15/04
Van Kampen UIF Emerging Markets Equity--Class II                  1/10/03     11/15/04
Victory VIF Diversified Stock--Class A Shares                      7/1/99     11/15/04
---------------------------------------------------------------------------------------
                                                                Negative numbers appear
                                                                    in parentheses.

                                                                                                                SINCE
FOR POLICIES PURCHASED NOVEMBER 15, 2004 AND AFTER                                                           INVESTMENT
                                                                   1          3          5          10        DIVISION
INVESTMENT DIVISIONS                                            YEAR(1)    YEAR(1)    YEAR(1)    YEAR(1)    INCEPTION(2)
Alger American SmallCap Growth--Class S Shares(3)                (47.53)    (10.70)    (1.31)       N/A         (3.85)
CVS Calvert Social Balanced Portfolio                            (32.38)     (9.85)    (4.07)     (2.24)        (3.98)
Columbia Small Cap Value Fund, Variable Series--Class B          (29.26)     (7.27)    (0.03)       N/A         (3.90)
Dreyfus IP Technology Growth--Service Shares                     (42.15)    (12.60)    (7.66)       N/A         (7.52)
Fidelity(R) VIP Contrafund(R)--Service Class 2                   (43.58)    (10.58)    (1.42)      0.11         (4.08)
Fidelity(R) VIP Equity-Income--Service Class 2                   (43.70)    (12.81)    (5.47)     (1.97)        (8.46)
Fidelity(R) VIP Mid Cap--Service Class 2                         (40.54)     (9.25)     1.28       8.92          1.59
Janus Aspen Series Balanced--Service Shares                      (17.36)     (0.82)     1.98        N/A          1.38
Janus Aspen Series Worldwide Growth--Service Shares              (45.66)    (12.09)    (6.18)       N/A         (8.51)
MainStay VP Balanced--Service Class                              (26.20)     (6.78)      N/A        N/A         (4.58)
MainStay VP Bond--Service Class                                    1.87       3.05      2.34       3.33          2.36
MainStay VP Capital Appreciation--Service Class                  (39.97)    (12.07)    (5.84)     (6.50)        (6.89)
MainStay VP Cash Management--Current 7-day yield is (1.26)%(4)     0.61       2.27      1.49       1.62          1.30
MainStay VP Common Stock--Service Class                          (37.53)     (9.63)    (3.20)     (2.52)        (6.38)
MainStay VP Conservative Allocation--Service Class               (19.87)       N/A       N/A        N/A         (3.74)
MainStay VP Convertible--Service Class                           (35.59)     (7.63)    (2.98)      1.56         (4.41)
MainStay VP Developing Growth--Service Class                     (48.16)     (8.48)    (2.60)     (2.44)        (4.17)
MainStay VP Floating Rate--Service Class                         (24.19)     (7.37)      N/A        N/A         (5.72)
MainStay VP Government--Service Class                              7.84       4.92      3.33       3.55          3.76
MainStay VP Growth Allocation--Service Class                     (38.71)       N/A       N/A        N/A        (11.37)
MainStay VP High Yield Corporate Bond--Service Class             (25.46)     (6.24)    (1.60)      2.73         (3.94)
MainStay VP ICAP Select Equity--Service Class(5)                 (38.71)     (8.99)    (3.11)     (1.76)        (5.98)
MainStay VP International Equity--Service Class                  (27.00)     (1.00)     3.48       1.97          1.19
MainStay VP Large Cap Growth--Service Class                      (39.88)     (8.96)    (5.79)     (2.52)        (4.16)
MainStay VP Mid Cap Core--Service Class                          (43.27)    (12.90)    (2.03)       N/A         (6.39)
MainStay VP Mid Cap Growth--Service Class                        (45.65)    (12.80)    (1.69)       N/A         (5.94)
MainStay VP Mid Cap Value--Service Class                         (33.67)    (10.31)    (2.87)       N/A         (6.14)
MainStay VP Moderate Allocation--Service Class                   (26.54)       N/A       N/A        N/A         (6.00)
MainStay VP Moderate Growth Allocation--Service Class            (33.69)       N/A       N/A        N/A         (8.72)
MainStay VP S&P 500 Index--Service Class(6)                      (38.14)    (10.17)    (4.15)     (3.37)        (6.33)
MainStay VP Small Cap Growth--Service Class                      (41.00)    (16.33)    (8.44)       N/A        (11.20)
MainStay VP Total Return--Service Class                          (28.23)     (6.59)    (2.30)     (2.06)        (3.63)
MFS(R) Investors Trust Series--Service Class                     (34.28)     (7.56)    (1.85)       N/A         (4.49)
MFS(R) Research Series--Service Class                            (37.24)     (8.86)    (1.81)       N/A         (5.34)
MFS(R) Utilities Series--Service Class                           (38.77)     (0.28)     7.79        N/A          7.95
Neuberger Berman AMT Mid-Cap Growth Portfolio--Class S           (44.39)     (8.98)    (0.77)       N/A         (2.52)
Royce Micro-Cap Portfolio--Investment Class                      (44.15)    (11.99)    (3.43)      7.12         (4.80)
Royce Small-Cap Portfolio--Investment Class                      (28.30)     (7.71)     0.87       7.45         (5.09)
T. Rowe Price Equity Income Portfolio--II                        (37.25)     (9.40)    (3.04)       N/A         (5.74)
Van Eck Worldwide Hard Assets                                    (46.96)     (2.37)    11.15      10.33          9.67
Van Kampen UIF Emerging Markets Equity--Class II                 (57.41)     (7.34)     4.88        N/A          2.76
Victory VIF Diversified Stock--Class A Shares                    (38.95)     (9.68)    (3.23)       N/A         (5.86)
------------------------------------------------------------------------------------------------------------------------
                                                                         Negative numbers appear in parentheses.


PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. DUE TO MARKET VOLATILITY, CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. THE INVESTMENT RETURN AND THE ACCUMULATION VALUE OF YOUR POLICY WILL FLUCTUATE SO THAT A POLICY, WHEN SURRENDERED MAY BE WORTH MORE OR LESS THAN THE PREMIUM PAYMENTS. FOR CURRENT TO THE MOST RECENT MONTH-END PERFORMANCE INFORMATION, PLEASE CALL 1-800-598-2019 OR VISIT WWW.NEWYORKLIFE.COM.

ALL PERFORMANCE REFLECTS THE PERCENTAGE CHANGE FOR THE PERIOD SHOWN WITH CAPITAL GAINS AND DIVIDENDS REINVESTED AND INCLUDES AN ANNUALIZED SEPARATE ACCOUNT EXPENSE CHARGE OF 1.55%. A POLICY SERVICE CHARGE, OF $40, IS NOT INCLUDED IN THESE CHARGES, BUT WILL BE DEDUCTED EACH FROM THE POLICY'S ACCUMULATION VALUE YEAR ON THE POLICY ANNIVERSARY AND UPON SURRENDER OF THE POLICY IF ON THAT DATE THE ACCUMULATION VALUE IS LESS THAN $50,000. THE PERFORMANCE SHOWN, THEREFORE, WOULD BE SLIGHTLY LOWER IF YOUR POLICY'S ACCUMULATION VALUE IS LESS THAN $50,000.

NO SURRENDER CHARGES ARE ASSESSED UNDER THE NEW YORK LIFE ACCESS VARIABLE ANNUITY. THEREFORE, THE VALUES SHOWN ARE APPLICABLE IF THE POLICY IS SURRENDERED OR NOT SURRENDERED. WITHDRAWALS AND SURRENDERS MAY BE TAXABLE TRANSACTIONS, AND PRIOR TO AGE 59 1/2, MAY BE SUBJECT TO A 10% IRS PENALTY (THE PENALTY TAX IS INCREASED TO 25% IN THE CASE OF A DISTRIBUTION FROM A SIMPLE IRA WITHIN THE FIRST TWO YEARS OF YOUR PARTICIPATION IN THE SIMPLE IRA PLAN). THE INVESTMENT DIVISIONS OFFERED THROUGH THE NEW YORK LIFE ACCESS VARIABLE ANNUITY AND DESCRIBED HEREIN ARE DIFFERENT FROM MUTUAL FUNDS THAT MAY HAVE SIMILAR NAMES BUT ARE AVAILABLE DIRECTLY TO THE GENERAL PUBLIC. INVESTMENT RESULTS MAY DIFFER.

FOR MORE INFORMATION, YOU SHOULD REFER TO YOUR PRODUCT AND FUNDS PROSPECTUS. INVESTORS ARE ASKED TO CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES OF THE INVESTMENT CAREFULLY BEFORE INVESTING. BOTH THE PRODUCT PROSPECTUS AND THE UNDERLYING FUND PROSPECTUSES CONTAIN THIS AND OTHER INFORMATION ABOUT THE PRODUCT AND UNDERLYING INVESTMENT OPTIONS. PLEASE READ THE PROSPECTUSES CAREFULLY BEFORE INVESTING.

NEW YORK LIFE (FORMERLY LIFESTAGES(R)) ACCESS VARIABLE ANNUITY PERFORMANCE SUMMARY INVESTING IN NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III
AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2008


                                                                             INVESTMENT
FOR POLICIES PURCHASED PRIOR TO NOVEMBER 15, 2004               PORTFOLIO     DIVISION
                                                                INCEPTION     INCEPTION
INVESTMENT DIVISIONS                                               DATE        DATE(1)
Alger American SmallCap Growth--Class O Shares(3)                 9/21/88      3/13/00
CVS Calvert Social Balanced Portfolio                              9/2/86      3/13/00
Columbia Small Cap Value Fund, Variable Series--Class B            6/1/00     11/15/04
Dreyfus IP Technology Growth--Initial Shares                      8/31/99      3/13/00
Fidelity(R) VIP Contrafund(R)--Initial Class                       1/3/95      3/13/00
Fidelity(R) VIP Equity-Income--Initial Class                      10/9/86      3/13/00
Fidelity(R) VIP Mid Cap--Service Class 2                          1/12/00       9/8/03
Janus Aspen Series Balanced--Institutional Shares                 9/13/93      3/13/00
Janus Aspen Series Worldwide Growth--Institutional Shares         9/13/93      3/13/00
MainStay VP Balanced--Service Class                                5/1/05       5/1/05
MainStay VP Bond--Initial Class                                   1/23/84      3/13/00
MainStay VP Capital Appreciation--Initial Class                   1/29/93      3/13/00
MainStay VP Cash Management--Current 7-day yield is (1.26)%(4)    1/29/93      3/13/00
MainStay VP Common Stock--Initial Class                           1/23/84      3/13/00
MainStay VP Conservative Allocation--Service Class                2/13/06      2/13/06
MainStay VP Convertible--Initial Class                            10/1/96      3/13/00
MainStay VP Developing Growth--Initial Class                       5/1/98      3/13/00
MainStay VP Floating Rate--Service Class                           5/1/05       5/1/05
MainStay VP Government--Initial Class                             1/29/93      3/13/00
MainStay VP Growth Allocation--Service Class                      2/13/06      2/13/06
MainStay VP High Yield Corporate Bond--Initial Class               5/1/95      3/13/00
MainStay VP ICAP Select Equity--Initial Class(5)                   5/1/98      3/13/00
MainStay VP International Equity--Initial Class                    5/1/95      3/13/00
MainStay VP Large Cap Growth--Initial Class                        5/1/98      3/13/00
MainStay VP Mid Cap Core--Initial Class                            7/2/01       7/6/01
MainStay VP Mid Cap Growth--Initial Class                          7/2/01       7/6/01
MainStay VP Mid Cap Value--Initial Class                           7/2/01       7/6/01
MainStay VP Moderate Allocation--Service Class                    2/13/06      2/13/06
MainStay VP Moderate Growth Allocation--Service Class             2/13/06      2/13/06
MainStay VP S&P 500 Index--Initial Class(6)                       1/29/93      3/13/00
MainStay VP Small Cap Growth--Initial Class                        7/2/01       7/6/01
MainStay VP Total Return--Initial Class                           1/29/93      3/13/00
MFS(R) Investors Trust Series--Initial Class                      10/9/95      3/13/00
MFS(R) Research Series--Initial Class                             7/26/95      3/13/00
MFS(R) Utilities Series--Service Class                             5/1/00       5/1/04
Neuberger Berman AMT Mid-Cap Growth Portfolio--Class S            2/18/03       5/1/04
Royce Micro-Cap Portfolio--Investment Class                      12/27/96       5/1/05
Royce Small-Cap Portfolio--Investment Class                      12/27/96       5/1/05
T. Rowe Price Equity Income Portfolio                             3/31/94      3/13/00
Van Eck Worldwide Hard Assets                                      9/1/89      3/13/00
Van Kampen UIF Emerging Markets Equity--Class I                   10/1/96      3/13/00
Victory VIF Diversified Stock--Class A Shares                      7/1/99       5/1/04
---------------------------------------------------------------------------------------
                                                                Negative numbers appear
                                                                    in parentheses.

                                                                                                                SINCE
FOR POLICIES PURCHASED PRIOR TO NOVEMBER 15, 2004                                                            INVESTMENT
                                                                   1          3          5          10        DIVISION
INVESTMENT DIVISIONS                                            YEAR(1)    YEAR(1)    YEAR(1)    YEAR(1)    INCEPTION(2)
Alger American SmallCap Growth--Class O Shares(3)                (47.43)    (10.49)    (1.08)     (3.81)        (6.26)
CVS Calvert Social Balanced Portfolio                            (32.38)     (9.85)    (4.07)     (2.24)        (3.98)
Columbia Small Cap Value Fund, Variable Series--Class B          (29.26)     (7.27)    (0.03)       N/A         (3.90)
Dreyfus IP Technology Growth--Initial Shares                     (42.09)    (12.42)    (7.45)       N/A         (4.33)
Fidelity(R) VIP Contrafund(R)--Initial Class                     (43.40)    (10.34)    (1.15)      0.35         (1.04)
Fidelity(R) VIP Equity-Income--Initial Class                     (43.54)    (12.59)    (5.23)     (1.73)        (2.57)
Fidelity(R) VIP Mid Cap--Service Class 2                         (40.54)     (9.25)     1.28       8.92          1.59
Janus Aspen Series Balanced--Institutional Shares                (17.14)     (0.57)     2.23       2.68          1.22
Janus Aspen Series Worldwide Growth--Institutional Shares        (45.52)    (11.87)    (5.95)     (3.83)        (8.59)
MainStay VP Balanced--Service Class                              (26.20)     (6.78)      N/A        N/A         (4.58)
MainStay VP Bond--Initial Class                                    2.12       3.31      2.60       3.59          4.38
MainStay VP Capital Appreciation--Initial Class                  (39.82)    (11.85)    (5.60)     (6.25)        (8.67)
MainStay VP Cash Management--Current 7-day yield is (1.26)%(4)     0.61       2.27      1.49       1.62          1.30
MainStay VP Common Stock--Initial Class                          (37.37)     (9.41)    (2.95)     (2.27)        (5.58)
MainStay VP Conservative Allocation--Service Class               (19.87)       N/A       N/A        N/A         (3.74)
MainStay VP Convertible--Initial Class                           (35.43)     (7.40)    (2.73)      1.81         (2.19)
MainStay VP Developing Growth--Initial Class                     (48.04)     (8.25)    (2.35)     (2.19)        (4.06)
MainStay VP Floating Rate--Service Class                         (24.19)     (7.37)      N/A        N/A         (5.72)
MainStay VP Government--Initial Class                              8.11       5.18      3.60       3.81          4.41
MainStay VP Growth Allocation--Service Class                     (38.71)       N/A       N/A        N/A        (11.37)
MainStay VP High Yield Corporate Bond--Initial Class             (25.28)     (6.01)    (1.35)      2.98          2.25
MainStay VP ICAP Select Equity--Initial Class(5)                 (38.56)     (8.77)    (2.87)     (1.52)        (2.38)
MainStay VP International Equity--Initial Class                  (26.82)     (0.75)     3.73       2.23          1.63
MainStay VP Large Cap Growth--Initial Class                      (39.74)     (8.73)    (5.56)     (2.27)        (7.25)
MainStay VP Mid Cap Core--Initial Class                          (43.13)    (12.69)    (1.79)       N/A          0.82
MainStay VP Mid Cap Growth--Initial Class                        (45.52)    (12.58)    (1.44)       N/A          1.14
MainStay VP Mid Cap Value--Initial Class                         (33.50)    (10.09)    (2.62)       N/A         (1.18)
MainStay VP Moderate Allocation--Service Class                   (26.54)       N/A       N/A        N/A         (6.00)
MainStay VP Moderate Growth Allocation--Service Class            (33.69)       N/A       N/A        N/A         (8.72)
MainStay VP S&P 500 Index--Initial Class(6)                      (37.99)     (9.94)    (3.90)     (3.13)        (4.96)
MainStay VP Small Cap Growth--Initial Class                      (40.86)    (16.12)    (8.22)       N/A         (5.78)
MainStay VP Total Return--Initial Class                          (28.05)     (6.36)    (2.05)     (1.81)        (4.00)
MFS(R) Investors Trust Series--Initial Class                     (34.11)     (7.32)    (1.60)     (2.99)        (4.15)
MFS(R) Research Series--Initial Class                            (37.07)     (8.62)    (1.57)     (2.86)        (6.19)
MFS(R) Utilities Series--Service Class                           (38.77)     (0.28)     7.79        N/A          7.95
Neuberger Berman AMT Mid-Cap Growth Portfolio--Class S           (44.39)     (8.98)    (0.77)       N/A         (2.52)
Royce Micro-Cap Portfolio--Investment Class                      (44.15)    (11.99)    (3.43)      7.12         (4.80)
Royce Small-Cap Portfolio--Investment Class                      (28.30)     (7.71)     0.87       7.45         (5.09)
T. Rowe Price Equity Income Portfolio                            (37.10)     (9.18)    (2.81)      0.41          0.17
Van Eck Worldwide Hard Assets                                    (46.96)     (2.37)    11.15      10.33          9.67
Van Kampen UIF Emerging Markets Equity--Class I                  (57.30)     (7.27)     4.96       5.99         (0.44)
Victory VIF Diversified Stock--Class A Shares                    (38.95)     (9.68)    (3.23)       N/A         (5.86)
------------------------------------------------------------------------------------------------------------------------
                                                                         Negative numbers appear in parentheses.


PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. DUE TO MARKET VOLATILITY, CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. THE INVESTMENT RETURN AND THE ACCUMULATION VALUE OF YOUR POLICY WILL FLUCTUATE SO THAT A POLICY, WHEN SURRENDERED MAY BE WORTH MORE OR LESS THAN THE PREMIUM PAYMENTS. FOR CURRENT TO THE MOST RECENT MONTH-END PERFORMANCE INFORMATION, PLEASE CALL 1-800-598-2019 OR VISIT WWW.NEWYORKLIFE.COM.

ALL PERFORMANCE REFLECTS THE PERCENTAGE CHANGE FOR THE PERIOD SHOWN WITH CAPITAL GAINS AND DIVIDENDS REINVESTED AND INCLUDES AN ANNUALIZED SEPARATE ACCOUNT EXPENSE CHARGE OF 1.55%. A POLICY SERVICE CHARGE, OF $40, IS NOT INCLUDED IN THESE CHARGES, BUT WILL BE DEDUCTED EACH YEAR FROM THE POLICY'S ACCUMULATION VALUE ON THE POLICY ANNIVERSARY AND UPON SURRENDER OF THE POLICY IF ON THAT DATE THE ACCUMULATION VALUE IS LESS THAN $50,000. THE PERFORMANCE SHOWN, THEREFORE, WOULD BE SLIGHTLY LOWER IF YOUR POLICY'S ACCUMULATION VALUE IS LESS THAN $50,000.

NO SURRENDER CHARGES ARE ASSESSED UNDER THE NEW YORK LIFE ACCESS VARIABLE ANNUITY. THEREFORE, THE VALUES SHOWN ARE APPLICABLE IF THE POLICY IS SURRENDERED OR NOT SURRENDERED. WITHDRAWALS AND SURRENDERS MAY BE TAXABLE TRANSACTIONS, AND PRIOR TO AGE 59 1/2, MAY BE SUBJECT TO A 10% IRS PENALTY (THE PENALTY TAX IS INCREASED TO 25% IN THE CASE OF A DISTRIBUTION FROM A SIMPLE IRA WITHIN THE FIRST TWO YEARS OF YOUR PARTICIPATION IN THE SIMPLE IRA PLAN.) THE INVESTMENT DIVISIONS OFFERED THROUGH THE NEW YORK LIFE ACCESS VARIABLE ANNUITY AND DESCRIBED HEREIN ARE DIFFERENT FROM MUTUAL FUNDS THAT MAY HAVE SIMILAR NAMES BUT ARE AVAILABLE DIRECTLY TO THE GENERAL PUBLIC. INVESTMENT RESULTS MAY DIFFER.

FOR MORE INFORMATION, YOU SHOULD REFER TO YOUR PRODUCT AND FUNDS PROSPECTUS. INVESTORS ARE ASKED TO CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES OF THE INVESTMENT CAREFULLY BEFORE INVESTING. BOTH THE PRODUCT PROSPECTUS AND THE UNDERLYING FUND PROSPECTUSES CONTAIN THIS AND OTHER INFORMATION ABOUT THE PRODUCT AND UNDERLYING INVESTMENT OPTIONS. PLEASE READ THE PROSPECTUSES CAREFULLY BEFORE INVESTING.

NEW YORK LIFE (FORMERLY LIFESTAGES(R)) ACCESS VARIABLE ANNUITY PERFORMANCE SUMMARY INVESTING IN NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III
AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2008

(1) The New York Life Access Variable Annuity was re-introduced for new sales on November 15, 2004. Policies issued before this date do not allow additional premium payments to be made. These policyholders can continue to reallocate their current premiums within the New York Life Access Variable Annuity and existing policies will continue to be serviced. Certain Portfolios and Investment Divisions existed prior to this date. The performance for the MainStay VP Series Fund, Inc. Service Class portfolios are based on the Initial Class Portfolio Inception Date (where applicable). The performance for all other funds is based on the Portfolio Inception Date reflected in the performance summary. The hypothetical performance has been modified to reflect Separate Account Expense Charge and Fund annual expenses as if the policy had been available during the periods shown. The New York Life Access Variable Annuity invests in NYLIAC Variable Annuity Separate Account III.

    The performance shown is for the indicated classes/shares only.

    FOR POLICIES PURCHASED ON OR AFTER NOVEMBER 15, 2004, these Investment Divisions impose a 12b-1 fee except for CVS Calvert Social Balanced Portfolio, MainStay VP Cash Management, Royce Micro-Cap
    Portfolio--Investment Class, Royce Small-Cap Portfolio--Investment Class and Van Eck Worldwide Hard Assets.

    FOR POLICIES PURCHASED PRIOR TO NOVEMBER 15, 2004, these Investment Divisions do not impose a 12b-1 fee except for Fidelity(R) VIP Mid Cap--Service Class 2 which was added on September 8, 2003, Victory VIF Diversified Stock--Class A Shares, MFS(R) Utilities Series--Service Class, Neuberger Berman AMT Mid-Cap Growth Portfolio--Class S which were added on May 1, 2004, Columbia Small Cap Value Fund, Variable Series--Class B which was added on November 15, 2004, MainStay VP Floating Rate--Service Class and MainStay VP Balanced--Service Class which were added on May 1, 2005, and MainStay VP Conservative Allocation--Service Class, MainStay VP Growth Allocation--Service Class, MainStay VP Moderate Allocation--Service Class and MainStay VP Moderate Growth Allocation--Service Class which were added on February 13, 2006.

    Performance for the classes/shares that impose a 12b-1 fee may be lower than the returns for those classes/shares that do not impose this fee.

(2) Performance is calculated as of the initial date a deposit was received in the Investment Division.

(3) New allocations to the Alger American SmallCap Growth--Class O and Class S Shares Investment Divisions, will not be accepted from policyowners who were not invested in the investment division as of June 1, 2007 (formerly Alger American Small Capitalization).

(4) AN INVESTMENT IN THE MAINSTAY VP CASH MANAGEMENT PORTFOLIO IS NEITHER INSURED NOR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY AND THERE CAN BE NO ASSURANCE THAT THE PORTFOLIO WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE. ALTHOUGH THE PORTFOLIO SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE PORTFOLIO. THE CURRENT YIELD AS OF DECEMBER 31, 2008 MORE CLOSELY REFLECTS THE PORTFOLIO'S EARNINGS THAN THE TOTAL RETURN FIGURES SHOWN.

(5) The MainStay VP Value--Initial and Service Class Portfolios merged with and into the MainStay VP ICAP Select Equity--Initial and Service Class Portfolios on May 16, 2008.

(6) The S&P 500(R) Index is an unmanaged index and is widely regarded as the standard for measuring Large-Cap U.S. stock market performance. "S&P 500" is a trademark of the McGraw-Hill Companies, Inc. and has been licensed for use by the MainStay VP S&P 500 Index Portfolio. The MainStay VP S&P 500 Index Portfolio is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard and Poor's makes no representation regarding the advisability of investing in the MainStay VP S&P 500 Index Portfolio. Investors cannot directly purchase an Index.

Historically, certain fees have been assumed or reduced by some of the portfolios. Had these expenses not been assumed or reduced, the total return for these Investment Divisions would have been lower.

This product is not available in all states.

SMRU # 386781 CV

NEW YORK LIFE (FORMERLY LIFESTAGES(R)) PREMIUM PLUS VARIABLE ANNUITY PERFORMANCE SUMMARY INVESTING IN NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III
AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2008

                                                                             INVESTMENT
FOR POLICIES PURCHASED JUNE 2, 2003 AND AFTER                   PORTFOLIO     DIVISION
                                                                INCEPTION     INCEPTION
INVESTMENT DIVISIONS                                               DATE        DATE(1)
Alger American SmallCap Growth--Class S Shares(4)                  5/1/02       6/2/03
CVS Calvert Social Balanced Portfolio                              9/2/86       6/2/03
Columbia Small Cap Value Fund, Variable Series--Class B            6/1/00     11/15/04
Dreyfus IP Technology Growth--Service Shares                     12/29/00       6/2/03
Fidelity(R) VIP Contrafund(R)--Service Class 2                    1/12/00       6/2/03
Fidelity(R) VIP Equity-Income--Service Class 2                    1/12/00       6/2/03
Fidelity(R) VIP Mid Cap--Service Class 2                          1/12/00       9/8/03
Janus Aspen Series Balanced--Service Shares                      12/31/99       6/2/03
Janus Aspen Series Worldwide Growth--Service Shares              12/31/99       6/2/03
MainStay VP Balanced--Service Class                                5/1/05       5/1/05
MainStay VP Bond--Service Class                                    6/2/03       6/2/03
MainStay VP Capital Appreciation--Service Class                    6/2/03       6/2/03
MainStay VP Cash Management--Current 7-day yield is (1.31)%(5)     6/2/03       6/2/03
MainStay VP Common Stock--Service Class                            6/2/03       6/2/03
MainStay VP Conservative Allocation--Service Class                2/13/06      2/13/06
MainStay VP Convertible--Service Class                             6/2/03       6/2/03
MainStay VP Developing Growth--Service Class                       6/2/03       6/2/03
MainStay VP Floating Rate--Service Class                           5/1/05       5/1/05
MainStay VP Government--Service Class                              6/2/03       6/2/03
MainStay VP Growth Allocation--Service Class                      2/13/06      2/13/06
MainStay VP High Yield Corporate Bond--Service Class               6/2/03       6/2/03
MainStay VP ICAP Select Equity--Service Class(6)                   6/2/03       6/2/03
MainStay VP International Equity--Service Class                    6/2/03       6/2/03
MainStay VP Large Cap Growth--Service Class                        6/2/03       6/2/03
MainStay VP Mid Cap Core--Service Class                            6/2/03       6/2/03
MainStay VP Mid Cap Growth--Service Class                          6/2/03       6/2/03
MainStay VP Mid Cap Value--Service Class                           6/2/03       6/2/03
MainStay VP Moderate Allocation--Service Class                    2/13/06      2/13/06
MainStay VP Moderate Growth Allocation--Service Class             2/13/06      2/13/06
MainStay VP S&P 500 Index--Service Class(7)                        6/2/03       6/2/03
MainStay VP Small Cap Growth--Service Class                        6/2/03       6/2/03
MainStay VP Total Return--Service Class                            6/2/03       6/2/03
MFS(R) Investors Trust Series--Service Class                       5/1/00       6/2/03
MFS(R) Research Series--Service Class                              5/1/00       6/2/03
MFS(R) Utilities Series--Service Class                             5/1/00       6/2/03
Neuberger Berman AMT Mid-Cap Growth Portfolio--Class S            2/18/03       6/2/03
Royce Micro-Cap Portfolio--Investment Class                      12/27/96       5/1/05
Royce Small-Cap Portfolio--Investment Class                      12/27/96       5/1/05
T. Rowe Price Equity Income Portfolio--II                         4/30/02       6/2/03
Van Eck Worldwide Hard Assets                                      9/1/89       6/2/03
Van Kampen UIF Emerging Markets Equity--Class II                  1/10/03       6/2/03
Victory VIF Diversified Stock--Class A Shares                      7/1/99       5/1/04

---------------------------------------------------------------------------------------
                                                                Negative numbers appear
                                                                    in parentheses.

                                                               ---------------------------------------------------------
                                                                               ASSUMING NO SURRENDER(%)(2)

                                                                                                                SINCE
FOR POLICIES PURCHASED JUNE 2, 2003 AND AFTER                                                                INVESTMENT
                                                                   1          3          5          10        DIVISION
INVESTMENT DIVISIONS                                            YEAR(1)    YEAR(1)    YEAR(1)    YEAR(1)    INCEPTION(3)
Alger American SmallCap Growth--Class S Shares(4)                (47.56)    (10.74)    (1.36)       N/A          2.29
CVS Calvert Social Balanced Portfolio                            (32.42)     (9.90)    (4.12)     (2.29)        (4.42)
Columbia Small Cap Value Fund, Variable Series--Class B          (29.30)     (7.32)    (0.08)       N/A         (3.23)
Dreyfus IP Technology Growth--Service Shares                     (42.18)    (12.64)    (7.71)       N/A         (4.32)
Fidelity(R) VIP Contrafund(R)--Service Class 2                   (43.60)    (10.63)    (1.47)      0.06          1.33
Fidelity(R) VIP Equity-Income--Service Class 2                   (43.72)    (12.85)    (5.52)     (2.02)        (2.75)
Fidelity(R) VIP Mid Cap--Service Class 2                         (40.57)     (9.30)     1.23       8.87          3.41
Janus Aspen Series Balanced--Service Shares                      (17.40)     (0.87)     1.92        N/A          2.74
Janus Aspen Series Worldwide Growth--Service Shares              (45.69)    (12.13)    (6.23)       N/A         (3.29)
MainStay VP Balanced--Service Class                              (26.23)     (6.82)      N/A        N/A         (4.49)
MainStay VP Bond--Service Class                                    1.82       3.00      2.29       3.27          1.88
MainStay VP Capital Appreciation--Service Class                  (40.00)    (12.12)    (5.89)     (6.55)        (3.26)
MainStay VP Cash Management--Current 7-day yield is (1.31)%(5)     0.56       2.22      1.44       1.57          1.19
MainStay VP Common Stock--Service Class                          (37.56)     (9.68)    (3.25)     (2.57)        (0.71)
MainStay VP Conservative Allocation--Service Class               (19.91)       N/A       N/A        N/A         (3.60)
MainStay VP Convertible--Service Class                           (35.63)     (7.68)    (3.02)      1.51         (0.99)
MainStay VP Developing Growth--Service Class                     (48.19)     (8.53)    (2.65)     (2.49)         0.06
MainStay VP Floating Rate--Service Class                         (24.23)     (7.41)      N/A        N/A         (5.89)
MainStay VP Government--Service Class                              7.78       4.86      3.28       3.50          2.37
MainStay VP Growth Allocation--Service Class                     (38.74)       N/A       N/A        N/A        (10.78)
MainStay VP High Yield Corporate Bond--Service Class             (25.50)     (6.29)    (1.65)      2.68          0.77
MainStay VP ICAP Select Equity--Service Class(6)                 (38.74)     (9.04)    (3.15)     (1.81)        (0.70)
MainStay VP International Equity--Service Class                  (27.04)     (1.05)     3.43       1.92          5.78
MainStay VP Large Cap Growth--Service Class                      (39.92)     (9.00)    (5.84)     (2.57)        (3.49)
MainStay VP Mid Cap Core--Service Class                          (43.30)    (12.95)    (2.08)       N/A          0.96
MainStay VP Mid Cap Growth--Service Class                        (45.68)    (12.84)    (1.74)       N/A          1.44
MainStay VP Mid Cap Value--Service Class                         (33.70)    (10.36)    (2.92)       N/A          0.19
MainStay VP Moderate Allocation--Service Class                   (26.57)       N/A       N/A        N/A         (5.96)
MainStay VP Moderate Growth Allocation--Service Class            (33.72)       N/A       N/A        N/A         (8.58)
MainStay VP S&P 500 Index--Service Class(7)                      (38.17)    (10.21)    (4.19)     (3.42)        (1.79)
MainStay VP Small Cap Growth--Service Class                      (41.03)    (16.37)    (8.49)       N/A         (4.13)
MainStay VP Total Return--Service Class                          (28.26)     (6.64)    (2.35)     (2.11)        (0.89)
MFS(R) Investors Trust Series--Service Class                     (34.32)     (7.60)    (1.90)       N/A         (0.12)
MFS(R) Research Series--Service Class                            (37.27)     (8.90)    (1.86)       N/A         (0.06)
MFS(R) Utilities Series--Service Class                           (38.80)     (0.33)     7.74        N/A          9.83
Neuberger Berman AMT Mid-Cap Growth Portfolio--Class S           (44.41)     (9.02)    (0.82)       N/A          0.96
Royce Micro-Cap Portfolio--Investment Class                      (44.18)    (12.04)    (3.48)      7.07         (5.36)
Royce Small-Cap Portfolio--Investment Class                      (28.34)     (7.76)     0.82       7.40         (4.42)
T. Rowe Price Equity Income Portfolio--II                        (37.28)     (9.45)    (3.09)       N/A         (0.84)
Van Eck Worldwide Hard Assets                                    (46.98)     (2.42)    11.09      10.27          9.96
Van Kampen UIF Emerging Markets Equity--Class II                 (57.43)     (7.39)     4.82        N/A          9.71
Victory VIF Diversified Stock--Class A Shares                    (38.86)     (9.54)    (3.09)       N/A         (2.78)

------------------------------------------------------------------------------------------------------------------------
                                                                         Negative numbers appear in parentheses.


                                                               ---------------------------------------------------------
                                                                                  ASSUMING SURRENDER(%)

                                                                                                                SINCE
FOR POLICIES PURCHASED JUNE 2, 2003 AND AFTER                                                                INVESTMENT
                                                                   1          3          5          10        DIVISION
INVESTMENT DIVISIONS                                            YEAR(1)    YEAR(1)    YEAR(1)    YEAR(1)    INCEPTION(3)
Alger American SmallCap Growth--Class S Shares(4)                (51.33)    (12.94)    (2.45)       N/A          1.46
CVS Calvert Social Balanced Portfolio                            (37.28)    (12.11)    (5.18)     (2.29)        (4.42)
Columbia Small Cap Value Fund, Variable Series--Class B          (34.39)     (9.60)    (1.18)       N/A         (4.52)
Dreyfus IP Technology Growth--Service Shares                     (46.34)    (14.79)    (8.72)       N/A         (5.10)
Fidelity(R) VIP Contrafund(R)--Service Class 2                   (47.67)    (12.82)    (2.55)      0.06          0.49
Fidelity(R) VIP Equity-Income--Service Class 2                   (47.78)    (14.99)    (6.56)     (2.02)        (3.55)
Fidelity(R) VIP Mid Cap--Service Class 2                         (44.85)    (11.53)     0.12       8.87          2.57
Janus Aspen Series Balanced--Service Shares                      (23.34)     (3.31)     0.80        N/A          1.93
Janus Aspen Series Worldwide Growth--Service Shares              (49.60)    (14.29)    (7.26)       N/A         (4.08)
MainStay VP Balanced--Service Class                              (31.55)     (9.11)      N/A        N/A         (6.17)
MainStay VP Bond--Service Class                                   (5.51)      0.47      1.17       3.27          1.04
MainStay VP Capital Appreciation--Service Class                  (44.32)    (14.28)    (6.93)     (6.55)        (4.06)
MainStay VP Cash Management--Current 7-day yield is (1.31)%(5)    (6.68)     (0.30)     0.32       1.57          1.19
MainStay VP Common Stock--Service Class                          (42.05)    (11.90)    (4.32)     (2.57)        (1.52)
MainStay VP Conservative Allocation--Service Class               (25.68)       N/A       N/A        N/A         (6.07)
MainStay VP Convertible--Service Class                           (40.26)     (9.95)    (4.09)      1.51         (1.81)
MainStay VP Developing Growth--Service Class                     (51.92)    (10.78)    (3.72)     (2.49)        (0.77)
MainStay VP Floating Rate--Service Class                         (29.68)     (9.69)      N/A        N/A         (7.55)
MainStay VP Government--Service Class                              0.02       2.38      2.20       3.50          1.54
MainStay VP Growth Allocation--Service Class                     (43.15)       N/A       N/A        N/A        (13.07)
MainStay VP High Yield Corporate Bond--Service Class             (30.87)     (8.60)    (2.74)      2.68         (0.05)
MainStay VP ICAP Select Equity--Service Class(6)                 (43.15)    (11.28)    (4.22)     (1.81)        (1.52)
MainStay VP International Equity--Service Class                  (32.29)     (3.48)     2.36       1.92          5.07
MainStay VP Large Cap Growth--Service Class                      (44.24)    (11.24)    (6.88)     (2.57)        (4.28)
MainStay VP Mid Cap Core--Service Class                          (47.38)    (15.09)    (3.16)       N/A          0.13
MainStay VP Mid Cap Growth--Service Class                        (49.59)    (14.99)    (2.82)       N/A          0.60
MainStay VP Mid Cap Value--Service Class                         (38.48)    (12.56)    (3.99)       N/A         (0.64)
MainStay VP Moderate Allocation--Service Class                   (31.86)       N/A       N/A        N/A         (8.37)
MainStay VP Moderate Growth Allocation--Service Class            (38.49)       N/A       N/A        N/A        (10.93)
MainStay VP S&P 500 Index--Service Class(7)                      (42.62)    (12.42)    (5.25)     (3.42)        (2.60)
MainStay VP Small Cap Growth--Service Class                      (45.28)    (18.43)    (9.50)       N/A         (4.92)
MainStay VP Total Return--Service Class                          (33.43)     (8.93)    (3.42)     (2.11)        (1.71)
MFS(R) Investors Trust Series--Service Class                     (39.05)     (9.88)    (2.98)       N/A         (0.94)
MFS(R) Research Series--Service Class                            (41.79)    (11.14)    (2.95)       N/A         (0.89)
MFS(R) Utilities Series--Service Class                           (43.21)     (2.78)     6.83        N/A          9.21
Neuberger Berman AMT Mid-Cap Growth Portfolio--Class S           (48.42)    (11.26)    (1.91)       N/A          0.12
Royce Micro-Cap Portfolio--Investment Class                      (48.19)    (14.20)    (4.55)      7.07         (7.04)
Royce Small-Cap Portfolio--Investment Class                      (33.50)    (10.03)    (0.29)      7.40         (6.12)
T. Rowe Price Equity Income Portfolio--II                        (41.80)    (11.68)    (4.16)       N/A         (1.65)
Van Eck Worldwide Hard Assets                                    (50.80)     (4.82)    10.29      10.27          9.96
Van Kampen UIF Emerging Markets Equity--Class II                 (60.50)     (9.67)     3.81        N/A          9.11
Victory VIF Diversified Stock--Class A Shares                    (43.26)    (11.77)    (4.16)       N/A         (3.93)

------------------------------------------------------------------------------------------------------------------------
                                                                         Negative numbers appear in parentheses.



PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. DUE TO MARKET VOLATILITY, CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. THE INVESTMENT RETURN AND THE ACCUMULATION VALUE OF YOUR POLICY WILL FLUCTUATE SO THAT A POLICY, WHEN SURRENDERED MAY BE WORTH MORE OR LESS THAN THE PREMIUM PAYMENTS. FOR CURRENT TO THE MOST RECENT MONTH-END PERFORMANCE INFORMATION, PLEASE CALL 1-800-598-2019 OR VISIT WWW.NEWYORKLIFE.COM.

ALL PERFORMANCE REFLECTS THE PERCENTAGE CHANGE FOR THE PERIOD SHOWN WITH CAPITAL GAINS AND DIVIDENDS REINVESTED AND INCLUDES AN ANNUALIZED SEPARATE ACCOUNT EXPENSE CHARGE OF 1.60%. A POLICY SERVICE CHARGE, OF $30, IS NOT INCLUDED IN THESE CHARGES, BUT WILL BE DEDUCTED EACH YEAR FROM THE POLICY'S ACCUMULATION VALUE ON THE POLICY ANNIVERSARY AND UPON SURRENDER OF THE POLICY IF ON THAT DATE THE ACCUMULATION VALUE IS LESS THAN $100,000. THE PERFORMANCE SHOWN, THEREFORE, WOULD BE SLIGHTLY LOWER IF YOUR POLICY'S ACCUMULATION VALUE IS LESS THAN $100,000.

PERFORMANCE "ASSUMING NO SURRENDER" DOES NOT REFLECT THE DEDUCTION OF THE SURRENDER CHARGE (SC). IF REFLECTED, THE PERFORMANCE WOULD BE REDUCED. PERFORMANCE "ASSUMING SURRENDER" REFLECTS THE MAXIMUM UNDER THE POLICY. THE MAXIMUM SC FOR EACH PREMIUM PAYMENT IS 8%, DECLINING TO 3% (OR 2% FOR SINGLE PREMIUM POLICIES) BY THE 8TH YEAR AFTER THAT PREMIUM PAYMENT HAS BEEN IN THE POLICY, WITH NO CHARGE THEREAFTER. WITHDRAWALS AND SURRENDERS MAY BE TAXABLE TRANSACTIONS, AND PRIOR TO AGE 59 1/2, MAY BE SUBJECT TO A 10% IRS PENALTY (THE PENALTY TAX IS INCREASED TO 25% IN THE CASE OF A DISTRIBUTION FROM A SIMPLE IRA WITHIN THE FIRST TWO YEARS OF YOUR PARTICIPATION IN THE SIMPLE IRA PLAN). THE INVESTMENT DIVISIONS OFFERED THROUGH THE NEW YORK LIFE PREMIUM PLUS VARIABLE ANNUITY AND DESCRIBED HEREIN ARE DIFFERENT FROM MUTUAL FUNDS THAT MAY HAVE SIMILAR NAMES BUT ARE AVAILABLE DIRECTLY TO THE GENERAL PUBLIC. INVESTMENT RESULTS MAY DIFFER.

FOR MORE INFORMATION, YOU SHOULD REFER TO YOUR PRODUCTS AND FUNDS PROSPECTUS. INVESTORS ARE ASKED TO CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES OF THE INVESTMENT CAREFULLY BEFORE INVESTING. BOTH THE PRODUCT PROSPECTUS AND THE UNDERLYING FUND PROSPECTUSES CONTAIN THIS AND OTHER INFORMATION ABOUT THE PRODUCT AND UNDERLYING INVESTMENT OPTIONS. PLEASE READ THE PROSPECTUSES CAREFULLY BEFORE INVESTING.

NEW YORK LIFE (FORMERLY LIFESTAGES(R)) PREMIUM PLUS VARIABLE ANNUITY PERFORMANCE SUMMARY INVESTING IN NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT -- III
AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2008

                                                                             INVESTMENT
FOR POLICIES PURCHASED PRIOR TO JUNE 2, 2003                    PORTFOLIO     DIVISION
                                                                INCEPTION     INCEPTION
INVESTMENT DIVISIONS                                               DATE        DATE(1)
Alger American SmallCap Growth--Class O Shares(4)                 9/21/88      7/10/00
CVS Calvert Social Balanced Portfolio                              9/2/86      7/10/00
Columbia Small Cap Value Fund, Variable Series--Class B            6/1/00     11/15/04
Dreyfus IP Technology Growth--Initial Shares                      8/31/99       7/6/01
Fidelity(R) VIP Contrafund(R)--Initial Class                       1/3/95      7/10/00
Fidelity(R) VIP Equity-Income--Initial Class                      10/9/86      7/10/00
Fidelity(R) VIP Mid Cap--Service Class 2                          1/12/00       9/8/03
Janus Aspen Series Balanced--Institutional Shares                 9/13/93      7/10/00
Janus Aspen Series Worldwide Growth--Institutional Shares         9/13/93      7/10/00
MainStay VP Balanced--Service Class                                5/1/05       5/1/05
MainStay VP Bond--Initial Class                                   1/23/84      7/10/00
MainStay VP Capital Appreciation--Initial Class                   1/29/93      7/10/00
MainStay VP Cash Management--Current 7-day yield is (1.31)%(5)    1/29/93      7/10/00
MainStay VP Common Stock--Initial Class                           1/23/84      7/10/00
MainStay VP Conservative Allocation--Service Class                2/13/06      2/13/06
MainStay VP Convertible--Initial Class                            10/1/96      7/10/00
MainStay VP Developing Growth--Initial Class                       5/1/98      7/10/00
MainStay VP Floating Rate--Service Class                           5/1/05       5/1/05
MainStay VP Government--Initial Class                             1/29/93      7/10/00
MainStay VP Growth Allocation--Service Class                      2/13/06      2/13/06
MainStay VP High Yield Corporate Bond--Initial Class               5/1/95      7/10/00
MainStay VP ICAP Select Equity--Initial Class(6)                   5/1/98      7/10/00
MainStay VP International Equity--Initial Class                    5/1/95      7/10/00
MainStay VP Large Cap Growth -- Initial Class                      5/1/98      7/10/00
MainStay VP Mid Cap Core--Initial Class                            7/2/01       7/6/01
MainStay VP Mid Cap Growth--Initial Class                          7/2/01       7/6/01
MainStay VP Mid Cap Value--Initial Class                           7/2/01       7/6/01
MainStay VP Moderate Allocation--Service Class                    2/13/06      2/13/06
MainStay VP Moderate Growth Allocation--Service Class             2/13/06      2/13/06
MainStay VP S&P 500 Index--Initial Class(7)                       1/29/93      7/10/00
MainStay VP Small Cap Growth--Initial Class                        7/2/01       7/6/01
MainStay VP Total Return--Initial Class                           1/29/93      7/10/00
MFS(R) Investors Trust Series--Initial Class                      10/9/95      7/10/00
MFS(R) Research Series--Initial Class                             7/26/95      7/10/00
MFS(R) Utilities Series--Service Class                             5/1/00       6/2/03
Neuberger Berman AMT Mid-Cap Growth Portfolio--Class S            2/18/03       6/2/03
Royce Micro-Cap Portfolio--Investment Class                      12/27/96       5/1/05
Royce Small-Cap Portfolio--Investment Class                      12/27/96       5/1/05
T. Rowe Price Equity Income Portfolio                             3/31/94      7/10/00
Van Eck Worldwide Hard Assets                                      9/1/89      7/10/00
Van Kampen UIF Emerging Markets Equity--Class I                   10/1/96      7/10/00
Victory VIF Diversified Stock--Class A Shares                      7/1/99       5/1/04

---------------------------------------------------------------------------------------
                                                                Negative numbers appear
                                                                    in parentheses.

                                                               ---------------------------------------------------------
                                                                               ASSUMING NO SURRENDER(%)(2)

                                                                                                                SINCE
FOR POLICIES PURCHASED PRIOR TO JUNE 2, 2003                                                                 INVESTMENT
                                                                   1          3          5          10        DIVISION
INVESTMENT DIVISIONS                                            YEAR(1)    YEAR(1)    YEAR(1)    YEAR(1)    INCEPTION(3)
Alger American SmallCap Growth--Class O Shares(4)                (47.45)    (10.54)    (1.13)     (3.86)        (7.28)
CVS Calvert Social Balanced Portfolio                            (32.42)     (9.90)    (4.12)     (2.29)        (4.42)
Columbia Small Cap Value Fund, Variable Series--Class B          (29.30)     (7.32)    (0.08)       N/A         (3.23)
Dreyfus IP Technology Growth--Initial Shares                     (42.12)    (12.46)    (7.50)       N/A         (6.58)
Fidelity(R) VIP Contrafund(R)--Initial Class                     (43.43)    (10.38)    (1.20)      0.30         (1.55)
Fidelity(R) VIP Equity-Income--Initial Class                     (43.57)    (12.63)    (5.27)     (1.78)        (2.83)
Fidelity(R) VIP Mid Cap--Service Class 2                         (40.57)     (9.30)     1.23       8.87          3.41
Janus Aspen Series Balanced--Institutional Shares                (17.18)     (0.62)     2.18       2.63          0.50
Janus Aspen Series Worldwide Growth--Institutional Shares        (45.54)    (11.92)    (5.99)     (3.87)        (9.73)
MainStay VP Balanced--Service Class                              (26.23)     (6.82)      N/A        N/A         (4.49)
MainStay VP Bond--Initial Class                                    2.07       3.26      2.55       3.54          4.19
MainStay VP Capital Appreciation--Initial Class                  (39.85)    (11.90)    (5.65)     (6.30)        (9.87)
MainStay VP Cash Management--Current 7-day yield is (1.31)%(5)     0.56       2.22      1.44       1.57          1.19
MainStay VP Common Stock--Initial Class                          (37.40)     (9.45)    (3.00)     (2.32)        (5.64)
MainStay VP Conservative Allocation--Service Class               (19.91)       N/A       N/A        N/A         (3.60)
MainStay VP Convertible--Initial Class                           (35.47)     (7.45)    (2.78)      1.76         (2.79)
MainStay VP Developing Growth--Initial Class                     (48.06)     (8.30)    (2.40)     (2.24)        (4.04)
MainStay VP Floating Rate--Service Class                         (24.23)     (7.41)      N/A        N/A         (5.89)
MainStay VP Government--Initial Class                              8.05       5.12      3.54       3.76          4.33
MainStay VP Growth Allocation--Service Class                     (38.74)       N/A       N/A        N/A        (10.78)
MainStay VP High Yield Corporate Bond--Initial Class             (25.32)     (6.06)    (1.40)      2.93          2.06
MainStay VP ICAP Select Equity--Initial Class(6)                 (38.59)     (8.81)    (2.92)     (1.57)        (2.57)
MainStay VP International Equity--Initial Class                  (26.86)     (0.80)     3.68       2.18          1.64
MainStay VP Large Cap Growth -- Initial Class                    (39.77)     (8.78)    (5.61)     (2.32)        (9.16)
MainStay VP Mid Cap Core--Initial Class                          (43.16)    (12.73)    (1.84)       N/A          0.20
MainStay VP Mid Cap Growth--Initial Class                        (45.54)    (12.62)    (1.49)       N/A         (1.94)
MainStay VP Mid Cap Value--Initial Class                         (33.54)    (10.13)    (2.67)       N/A         (0.98)
MainStay VP Moderate Allocation--Service Class                   (26.57)       N/A       N/A        N/A         (5.96)
MainStay VP Moderate Growth Allocation--Service Class            (33.72)       N/A       N/A        N/A         (8.58)
MainStay VP S&P 500 Index--Initial Class(7)                      (38.02)     (9.99)    (3.95)     (3.18)        (5.42)
MainStay VP Small Cap Growth--Initial Class                      (40.89)    (16.16)    (8.26)       N/A         (6.18)
MainStay VP Total Return--Initial Class                          (28.09)     (6.40)    (2.09)     (1.86)        (4.61)
MFS(R) Investors Trust Series--Initial Class                     (34.15)     (7.37)    (1.65)     (3.04)        (4.45)
MFS(R) Research Series--Initial Class                            (37.11)     (8.67)    (1.62)     (2.91)        (6.83)
MFS(R) Utilities Series--Service Class                           (38.80)     (0.33)     7.74        N/A          9.83
Neuberger Berman AMT Mid-Cap Growth Portfolio--Class S           (44.41)     (9.02)    (0.82)       N/A          0.96
Royce Micro-Cap Portfolio--Investment Class                      (44.18)    (12.04)    (3.48)      7.07         (5.36)
Royce Small-Cap Portfolio--Investment Class                      (28.34)     (7.76)     0.82       7.40         (4.42)
T. Rowe Price Equity Income Portfolio                            (37.13)     (9.22)    (2.85)      0.36         (0.11)
Van Eck Worldwide Hard Assets                                    (46.98)     (2.42)    11.09      10.27          9.96
Van Kampen UIF Emerging Markets Equity--Class I                  (57.32)     (7.31)     4.91       5.94          1.32
Victory VIF Diversified Stock--Class A Shares                    (38.86)     (9.54)    (3.09)       N/A         (2.78)

------------------------------------------------------------------------------------------------------------------------
                                                                         Negative numbers appear in parentheses.


                                                               ---------------------------------------------------------
                                                                                  ASSUMING SURRENDER(%)

                                                                                                                SINCE
FOR POLICIES PURCHASED PRIOR TO JUNE 2, 2003                                                                 INVESTMENT
                                                                   1          3          5          10        DIVISION
INVESTMENT DIVISIONS                                            YEAR(1)    YEAR(1)    YEAR(1)    YEAR(1)    INCEPTION(3)
Alger American SmallCap Growth--Class O Shares(4)                (51.24)    (12.74)    (2.22)     (3.86)        (7.28)
CVS Calvert Social Balanced Portfolio                            (37.28)    (12.11)    (5.18)     (2.29)        (4.42)
Columbia Small Cap Value Fund, Variable Series--Class B          (34.39)     (9.60)    (1.18)       N/A         (4.52)
Dreyfus IP Technology Growth--Initial Shares                     (46.29)    (14.62)    (8.52)       N/A         (6.92)
Fidelity(R) VIP Contrafund(R)--Initial Class                     (47.50)    (12.59)    (2.29)      0.30         (1.55)
Fidelity(R) VIP Equity-Income--Initial Class                     (47.63)    (14.78)    (6.32)     (1.78)        (2.83)
Fidelity(R) VIP Mid Cap--Service Class 2                         (44.85)    (11.53)     0.12       8.87          2.57
Janus Aspen Series Balanced--Institutional Shares                (23.14)     (3.06)     1.05       2.63          0.50
Janus Aspen Series Worldwide Growth--Institutional Shares        (49.47)    (14.08)    (7.03)     (3.87)        (9.73)
MainStay VP Balanced--Service Class                              (31.55)     (9.11)      N/A        N/A         (6.17)
MainStay VP Bond--Initial Class                                   (5.28)      0.72      1.44       3.54          4.19
MainStay VP Capital Appreciation--Initial Class                  (44.18)    (14.06)    (6.69)     (6.30)        (9.87)
MainStay VP Cash Management--Current 7-day yield is (1.31)%(5)    (6.68)     (0.30)     0.32       1.57          1.19
MainStay VP Common Stock--Initial Class                          (41.91)    (11.68)    (4.07)     (2.32)        (5.64)
MainStay VP Conservative Allocation--Service Class               (25.68)       N/A       N/A        N/A         (6.07)
MainStay VP Convertible--Initial Class                           (40.11)     (9.72)    (3.86)      1.76         (2.79)
MainStay VP Developing Growth--Initial Class                     (51.80)    (10.56)    (3.48)     (2.24)        (4.04)
MainStay VP Floating Rate--Service Class                         (29.68)     (9.69)      N/A        N/A         (7.55)
MainStay VP Government--Initial Class                              0.27       2.65      2.48       3.76          4.33
MainStay VP Growth Allocation--Service Class                     (43.15)       N/A       N/A        N/A        (13.07)
MainStay VP High Yield Corporate Bond--Initial Class             (30.70)     (8.37)    (2.49)      2.93          2.06
MainStay VP ICAP Select Equity--Initial Class(6)                 (43.01)    (11.06)    (3.99)     (1.57)        (2.57)
MainStay VP International Equity--Initial Class                  (32.12)     (3.24)     2.62       2.18          1.64
MainStay VP Large Cap Growth -- Initial Class                    (44.11)    (11.02)    (6.65)     (2.32)        (9.16)
MainStay VP Mid Cap Core--Initial Class                          (47.25)    (14.88)    (2.92)       N/A         (0.17)
MainStay VP Mid Cap Growth--Initial Class                        (49.46)    (14.77)    (2.58)       N/A         (2.30)
MainStay VP Mid Cap Value--Initial Class                         (38.32)    (12.34)    (3.75)       N/A         (1.35)
MainStay VP Moderate Allocation--Service Class                   (31.86)       N/A       N/A        N/A         (8.37)
MainStay VP Moderate Growth Allocation--Service Class            (38.49)       N/A       N/A        N/A        (10.93)
MainStay VP S&P 500 Index--Initial Class(7)                      (42.48)    (12.20)    (5.01)     (3.18)        (5.42)
MainStay VP Small Cap Growth--Initial Class                      (45.14)    (18.22)    (9.28)       N/A         (6.52)
MainStay VP Total Return--Initial Class                          (33.26)     (8.71)    (3.18)     (1.86)        (4.61)
MFS(R) Investors Trust Series--Initial Class                     (38.89)     (9.64)    (2.74)     (3.04)        (4.45)
MFS(R) Research Series--Initial Class                            (41.63)    (10.92)    (2.71)     (2.91)        (6.83)
MFS(R) Utilities Series--Service Class                           (43.21)     (2.78)     6.83        N/A          9.21
Neuberger Berman AMT Mid-Cap Growth Portfolio--Class S           (48.42)    (11.26)    (1.91)       N/A          0.12
Royce Micro-Cap Portfolio--Investment Class                      (48.19)    (14.20)    (4.55)      7.07         (7.04)
Royce Small-Cap Portfolio--Investment Class                      (33.50)    (10.03)    (0.29)      7.40         (6.12)
T. Rowe Price Equity Income Portfolio                            (41.66)    (11.46)    (3.93)      0.36         (0.11)
Van Eck Worldwide Hard Assets                                    (50.80)     (4.82)    10.29      10.27          9.96
Van Kampen UIF Emerging Markets Equity--Class I                  (60.39)     (9.59)     3.90       5.94          1.32
Victory VIF Diversified Stock--Class A Shares                    (43.26)    (11.77)    (4.16)       N/A         (3.93)

------------------------------------------------------------------------------------------------------------------------
                                                                         Negative numbers appear in parentheses.



PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. DUE TO MARKET VOLATILITY, CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. THE INVESTMENT RETURN AND THE ACCUMULATION VALUE OF YOUR POLICY WILL FLUCTUATE SO THAT A POLICY, WHEN SURRENDERED MAY BE WORTH MORE OR LESS THAN THE PREMIUM PAYMENTS. FOR CURRENT TO THE MOST RECENT MONTH-END PERFORMANCE INFORMATION, PLEASE CALL 1-800-598-2019 OR VISIT WWW.NEWYORKLIFE.COM.

ALL PERFORMANCE REFLECTS THE PERCENTAGE CHANGE FOR THE PERIOD SHOWN WITH CAPITAL GAINS AND DIVIDENDS REINVESTED AND INCLUDES AN ANNUALIZED SEPARATE ACCOUNT EXPENSE CHARGE OF 1.60%. A POLICY SERVICE CHARGE, OF $30, IS NOT INCLUDED IN THESE CHARGES, BUT WILL BE DEDUCTED EACH YEAR FROM THE POLICY'S ACCUMULATION VALUE ON THE POLICY ANNIVERSARY AND UPON SURRENDER OF THE POLICY IF ON THAT DATE THE ACCUMULATION VALUE IS LESS THAN $100,000. THE PERFORMANCE SHOWN, THEREFORE, WOULD BE SLIGHTLY LOWER IF YOUR POLICY'S ACCUMULATION VALUE IS LESS THAN $100,000.

PERFORMANCE "ASSUMING NO SURRENDER" DOES NOT REFLECT THE DEDUCTION OF THE SURRENDER CHARGE (SC). IF REFLECTED, THE PERFORMANCE WOULD BE REDUCED. PERFORMANCE "ASSUMING SURRENDER" REFLECTS THE MAXIMUM SC UNDER THE POLICY. THE MAXIMUM SC FOR EACH PREMIUM PAYMENT IS 8%, DECLINING TO 3% (OR 2% FOR SINGLE PREMIUM POLICIES) BY THE 8TH YEAR AFTER THAT PREMIUM PAYMENT HAS BEEN IN THE POLICY, WITH NO CHARGE THEREAFTER. WITHDRAWALS AND SURRENDERS MAY BE TAXABLE TRANSACTIONS, AND PRIOR TO AGE 59 1/2, MAY BE SUBJECT TO A 10% IRS PENALTY (THE PENALTY TAX IS INCREASED TO 25% IN THE CASE OF A DISTRIBUTION FROM A SIMPLE IRA WITHIN THE FIRST TWO YEARS OF YOUR PARTICIPATION IN THE SIMPLE IRA PLAN). THE INVESTMENT DIVISIONS OFFERED THROUGH THE NEW YORK LIFE PREMIUM PLUS VARIABLE ANNUITY AND DESCRIBED HEREIN ARE DIFFERENT FROM MUTUAL FUNDS THAT MAY HAVE SIMILAR NAMES BUT ARE AVAILABLE DIRECTLY TO THE GENERAL PUBLIC. INVESTMENT RESULTS MAY DIFFER.

FOR MORE INFORMATION, YOU SHOULD REFER TO YOUR PRODUCTS AND FUNDS PROSPECTUS. INVESTORS ARE ASKED TO CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES OF THE INVESTMENT CAREFULLY BEFORE INVESTING. BOTH THE PRODUCT PROSPECTUS AND THE UNDERLYING FUND PROSPECTUSES CONTAIN THIS AND OTHER INFORMATION ABOUT THE PRODUCT AND UNDERLYING INVESTMENT OPTIONS. PLEASE READ THE PROSPECTUSES CAREFULLY BEFORE INVESTING.

NEW YORK LIFE (FORMERLY LIFESTAGES(R)) PREMIUM PLUS VARIABLE ANNUITY PERFORMANCE SUMMARY INVESTING IN NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III
AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2008

(1) The New York Life Premium Plus Variable Annuity was first offered for sale on November 13, 2000. Certain Portfolios existed prior to that date. The performance for the MainStay VP Series Fund, Inc. Service Class portfolios are based on the Initial Class Portfolio Inception Date (where applicable). The performance for all other funds is based on the Portfolio Inception Date reflected in the performance summary. The hypothetical performance has been modified to reflect Separate Account Expense Charge and Fund annual expenses as if the policy had been available during the periods shown. The New York Life Premium Plus Variable Annuity invests in NYLIAC Variable Annuity Separate Account III.

    The performance shown is for the indicated classes/shares only.

    FOR POLICIES PURCHASED ON OR AFTER JUNE 2, 2003, these Investment Divisions impose a 12b-1 fee except for CVS Calvert Social Balanced Portfolio, MainStay VP Cash Management, Royce Micro-Cap Portfolio--Investment Class, Royce Small-Cap Portfolio--Investment Class and Van Eck Worldwide Hard Assets.

    FOR POLICIES PURCHASED PRIOR TO JUNE 2, 2003, these Investment Divisions do not impose a 12b-1 fee except for Fidelity(R) VIP Mid Cap--Service Class 2 which was added on September 8, 2003, Victory VIF Diversified Stock--Class A Shares, MFS(R) Utilities Series--Service Class, Neuberger Berman AMT Mid-Cap Growth Portfolio--Class S which were added on May 1, 2004, Columbia Small Cap Value Fund, Variable Series--Class B which was added on November 15, 2004 and MainStay VP Floating Rate--Service Class, MainStay VP Balanced--Service Class which were added on May 1, 2005 and MainStay VP Conservative Allocation--Service Class, MainStay VP Growth Allocation--Service Class, MainStay VP Moderate Allocation--Service Class and MainStay VP Moderate Growth Allocation--Service Class which were added on February 13, 2006.

    Performance for the classes/shares that impose a 12b-1 fee may be lower than the returns for those classes/shares that do not impose this fee.

(2) Assumes no deduction for surrender charges.

(3) Performance is calculated as of the initial date a deposit was received in the Investment Division.

(4) New allocations to the Alger American SmallCap Growth--Class O and Class S Shares Investment Divisions, will not be accepted from policyowners who were not invested in the investment division as of June 1, 2007 (formerly Alger American Small Capitalization).

(5) AN INVESTMENT IN THE MAINSTAY VP CASH MANAGEMENT PORTFOLIO IS NEITHER INSURED NOR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY AND THERE CAN BE NO ASSURANCE THAT THE PORTFOLIO WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE. ALTHOUGH THE PORTFOLIO SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE PORTFOLIO. THE CURRENT YIELD AS OF DECEMBER 31, 2008 MORE CLOSELY REFLECTS THE PORTFOLIO'S EARNINGS THAN THE TOTAL RETURN FIGURES SHOWN.

(6) The MainStay VP Value--Initial and Service Class Portfolios merged with and into the MainStay VP ICAP Select Equity--Initial and Service Class Portfolios on May 16, 2008.

(7) The S&P 500(R) Index is an unmanaged index and is widely regarded as the standard for measuring Large-Cap U.S. stock market performance. "S&P 500" is a trademark of the McGraw-Hill Companies, Inc. and has been licensed for use by the MainStay VP S&P 500 Index Portfolio. The MainStay VP S&P 500 Index Portfolio is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard and Poor's makes no representation regarding the advisability of investing in the MainStay VP S&P 500 Index Portfolio. Investors cannot directly purchase an Index.

Historically, certain fees have been assumed or reduced by some of the portfolios. Had these expenses not been assumed or reduced, the total return for these Investment Divisions would have been lower.

New York Life Premium Plus Variable Annuity is a flexible premium deferred variable annuity issued by NYLIAC. Under this policy, we will apply a Premium Credit to premiums paid in a percentage amount according to the credit rate schedule then in effect. Policies with a Premium Credit may have higher fees and expenses, and may have longer surrender charge periods than policies that do not provide the Premium Credit feature. There may be circumstances in which the purchase of a New York Life Premium Plus Variable Annuity is less advantageous than the purchase of another New York Life variable annuity which may have lower fees but no Premium Credit. This may be the case, for example, if you intended to make fewer and smaller payments into the contract, or if you anticipate retaining the policy for a significant time beyond the surrender charge period.

This product is not available in all states.

SMRU # 386781 CV

NEW YORK LIFE (FORMERLY LIFESTAGES(R)) ESSENTIALS VARIABLE ANNUITY PERFORMANCE SUMMARY INVESTING IN NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III
AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2008

                                                                             INVESTMENT
FOR POLICIES PURCHASED JUNE 2, 2003 AND AFTER                   PORTFOLIO     DIVISION
                                                                INCEPTION     INCEPTION
INVESTMENT DIVISIONS                                               DATE        DATE(1)
Alger American SmallCap Growth--Class S Shares(4)                  5/1/02       6/2/03
CVS Calvert Social Balanced Portfolio                              9/2/86       6/2/03
Columbia Small Cap Value Fund, Variable Series--Class B            6/1/00     11/15/04
Dreyfus IP Technology Growth--Service Shares                     12/29/00       6/2/03
Fidelity(R) VIP Contrafund(R)--Service Class 2                    1/12/00       6/2/03
Fidelity(R) VIP Equity-Income--Service Class 2                    1/12/00       6/2/03
Fidelity(R) VIP Mid Cap--Service Class 2                          1/12/00       9/8/03
Janus Aspen Series Balanced--Service Shares                      12/31/99       6/2/03
Janus Aspen Series Worldwide Growth--Service Shares              12/31/99       6/2/03
MainStay VP Balanced--Service Class                                5/1/05       5/1/05
MainStay VP Bond--Service Class                                    6/2/03       6/2/03
MainStay VP Capital Appreciation--Service Class                    6/2/03       6/2/03
MainStay VP Cash Management--Current 7-day yield is (1.16)%(5)    1/29/03       6/2/03
MainStay VP Common Stock--Service Class                            6/2/03       6/2/03
MainStay VP Conservative Allocation--Service Class                2/13/06      2/13/06
MainStay VP Convertible--Service Class                             6/2/03       6/2/03
MainStay VP Developing Growth--Service Class                       6/2/03       6/2/03
MainStay VP Floating Rate--Service Class                           5/1/05       5/1/05
MainStay VP Government--Service Class                              6/2/03       6/2/03
MainStay VP Growth Allocation--Service Class                      2/13/06      2/13/06
MainStay VP High Yield Corporate Bond--Service Class               6/2/03       6/2/03
MainStay VP ICAP Select Equity--Service Class(6)                   6/2/03       6/2/03
MainStay VP International Equity--Service Class                    6/2/03       6/2/03
MainStay VP Large Cap Growth--Service Class                        6/2/03       6/2/03
MainStay VP Mid Cap Core--Service Class                            6/2/03       6/2/03
MainStay VP Mid Cap Growth--Service Class                          6/2/03       6/2/03
MainStay VP Mid Cap Value--Service Class                           6/2/03       6/2/03
MainStay VP Moderate Allocation--Service Class                    2/13/06      2/13/06
MainStay VP Moderate Growth Allocation--Service Class             2/13/06      2/13/06
MainStay VP S&P 500 Index -- Service Class(7)                      6/2/03       6/2/03
MainStay VP Small Cap Growth--Service Class                        6/2/03       6/2/03
MainStay VP Total Return--Service Class                            6/2/03       6/2/03
MFS(R) Investors Trust Series--Service Class                       5/1/00       6/2/03
MFS(R) Research Series--Service Class                              5/1/00       6/2/03
MFS(R) Utilities Series--Service Class                             5/1/00       6/2/03
Neuberger Berman AMT Mid-Cap Growth Portfolio--Class S            2/18/03       6/2/03
Royce Micro-Cap Portfolio--Investment Class                      12/27/96       5/1/05
Royce Small-Cap Portfolio--Investment Class                      12/27/96       5/1/05
T. Rowe Price Equity Income Portfolio--II                         4/30/02       6/2/03
Van Eck Worldwide Hard Assets                                      9/1/89       6/2/03
Van Kampen UIF Emerging Markets Equity--Class II                  1/10/03       6/2/03
Victory VIF Diversified Stock--Class A Shares                      7/1/99       5/1/04

---------------------------------------------------------------------------------------
                                                                Negative numbers appear
                                                                    in parentheses.
                                                               ---------------------------------------------------------
                                                                               ASSUMING NO SURRENDER(%)(2)

                                                                                                                SINCE
FOR POLICIES PURCHASED JUNE 2, 2003 AND AFTER                                                                INVESTMENT
                                                                   1          3          5          10        DIVISION
INVESTMENT DIVISIONS                                            YEAR(1)    YEAR(1)    YEAR(1)    YEAR(1)    INCEPTION(3)
Alger American SmallCap Growth--Class S Shares(4)                (47.48)    (10.61)    (1.21)       N/A          2.38
CVS Calvert Social Balanced Portfolio                            (32.32)     (9.76)    (3.97)     (2.14)        (1.82)
Columbia Small Cap Value Fund, Variable Series--Class B          (29.19)     (7.18)     0.07        N/A         (3.14)
Dreyfus IP Technology Growth--Service Shares                     (42.09)    (12.51)    (7.57)       N/A         (4.17)
Fidelity(R) VIP Contrafund(R)--Service Class 2                   (43.52)    (10.49)    (1.32)      0.21          1.82
Fidelity(R) VIP Equity-Income--Service Class 2                   (43.64)    (12.72)    (5.38)     (1.87)        (2.45)
Fidelity(R) VIP Mid Cap--Service Class 2                         (40.48)     (9.16)     1.39       9.03          3.86
Janus Aspen Series Balanced--Service Shares                      (17.27)     (0.72)     2.08        N/A          2.78
Janus Aspen Series Worldwide Growth--Service Shares              (45.61)    (12.00)    (6.09)       N/A         (3.16)
MainStay VP Balanced--Service Class                              (26.12)     (6.68)      N/A        N/A         (4.35)
MainStay VP Bond--Service Class                                    1.97       3.15      2.44       3.43          2.03
MainStay VP Capital Appreciation--Service Class                  (39.91)    (11.99)    (5.75)     (6.41)        (3.31)
MainStay VP Cash Management--Current 7-day yield is (1.16)%(5)     0.71       2.37      1.59       1.72          1.06
MainStay VP Common Stock--Service Class                          (37.46)     (9.54)    (3.10)     (2.42)        (0.48)
MainStay VP Conservative Allocation--Service Class               (19.79)       N/A       N/A        N/A         (3.72)
MainStay VP Convertible--Service Class                           (35.53)     (7.54)    (2.88)      1.66         (1.01)
MainStay VP Developing Growth--Service Class                     (48.11)     (8.39)    (2.50)     (2.34)         0.42
MainStay VP Floating Rate--Service Class                         (24.11)     (7.28)      N/A        N/A         (5.75)
MainStay VP Government--Service Class                              7.95       5.02      3.43       3.65          2.61
MainStay VP Growth Allocation--Service Class                     (38.65)       N/A       N/A        N/A        (10.02)
MainStay VP High Yield Corporate Bond--Service Class             (25.39)     (6.15)    (1.50)      2.83          1.10
MainStay VP ICAP Select Equity--Service Class(6)                 (38.65)     (8.90)    (3.01)     (1.66)        (0.56)
MainStay VP International Equity--Service Class                  (26.93)     (0.90)     3.58       2.08          5.99
MainStay VP Large Cap Growth--Service Class                      (39.82)     (8.87)    (5.70)     (2.43)        (3.34)
MainStay VP Mid Cap Core--Service Class                          (43.21)    (12.82)    (1.93)       N/A          1.11
MainStay VP Mid Cap Growth--Service Class                        (45.60)    (12.71)    (1.59)       N/A          1.59
MainStay VP Mid Cap Value--Service Class                         (33.60)    (10.22)    (2.77)       N/A          0.13
MainStay VP Moderate Allocation--Service Class                   (26.46)       N/A       N/A        N/A         (5.65)
MainStay VP Moderate Growth Allocation--Service Class            (33.62)       N/A       N/A        N/A         (8.15)
MainStay VP S&P 500 Index -- Service Class(7)                    (38.08)    (10.08)    (4.05)     (3.28)        (1.57)
MainStay VP Small Cap Growth--Service Class                      (40.95)    (16.25)    (8.35)       N/A         (4.44)
MainStay VP Total Return--Service Class                          (28.16)     (6.50)    (2.20)     (1.96)        (0.52)
MFS(R) Investors Trust Series--Service Class                     (34.22)     (7.47)    (1.75)       N/A          0.07
MFS(R) Research Series--Service Class                            (37.18)     (8.76)    (1.72)       N/A         (0.25)
MFS(R) Utilities Series--Service Class                           (38.71)     (0.18)     7.90        N/A          9.95
Neuberger Berman AMT Mid-Cap Growth Portfolio--Class S           (44.33)     (8.89)    (0.67)       N/A          1.66
Royce Micro-Cap Portfolio--Investment Class                      (44.09)    (11.91)    (3.34)      7.23         (5.60)
Royce Small-Cap Portfolio--Investment Class                      (28.23)     (7.62)     0.97       7.56         (3.89)
T. Rowe Price Equity Income Portfolio--II                        (37.19)     (9.31)    (2.95)       N/A         (0.60)
Van Eck Worldwide Hard Assets                                    (46.90)     (2.27)    11.26      10.44         11.46
Van Kampen UIF Emerging Markets Equity--Class II                 (57.37)     (7.25)     4.98        N/A         10.47
Victory VIF Diversified Stock--Class A Shares                    (38.77)     (9.41)    (2.94)       N/A         (2.98)

------------------------------------------------------------------------------------------------------------------------
                                                                         Negative numbers appear in parentheses.

                                                               ---------------------------------------------------------
                                                                                  ASSUMING SURRENDER(%)

                                                                                                                SINCE
FOR POLICIES PURCHASED JUNE 2, 2003 AND AFTER                                                                INVESTMENT
                                                                   1          3          5          10        DIVISION
INVESTMENT DIVISIONS                                            YEAR(1)    YEAR(1)    YEAR(1)    YEAR(1)    INCEPTION(3)
Alger American SmallCap Growth--Class S Shares(4)                (50.79)    (12.53)    (2.30)       N/A          1.55
CVS Calvert Social Balanced Portfolio                            (36.58)    (11.70)    (5.03)     (2.14)        (2.37)
Columbia Small Cap Value Fund, Variable Series--Class B          (33.65)     (9.17)    (1.04)       N/A         (4.44)
Dreyfus IP Technology Growth--Service Shares                     (45.74)    (14.39)    (8.59)       N/A         (4.96)
Fidelity(R) VIP Contrafund(R)--Service Class 2                   (47.08)    (12.41)    (2.41)      0.21          0.98
Fidelity(R) VIP Equity-Income--Service Class 2                   (47.19)    (14.59)    (6.42)     (1.87)        (3.25)
Fidelity(R) VIP Mid Cap--Service Class 2                         (44.23)    (11.11)     0.27       9.03          3.05
Janus Aspen Series Balanced--Service Shares                      (22.48)     (2.85)     0.95        N/A          1.97
Janus Aspen Series Worldwide Growth--Service Shares              (49.03)    (13.89)    (7.12)       N/A         (3.96)
MainStay VP Balanced--Service Class                              (30.78)     (8.68)      N/A        N/A         (5.78)
MainStay VP Bond--Service Class                                   (4.45)      0.94      1.33       3.43          1.20
MainStay VP Capital Appreciation--Service Class                  (43.69)    (13.87)    (6.79)     (6.41)        (4.10)
MainStay VP Cash Management--Current 7-day yield is (1.16)%(5)    (5.64)      0.17      0.47       1.72          0.50
MainStay VP Common Stock--Service Class                          (41.40)    (11.48)    (4.17)     (2.42)        (1.29)
MainStay VP Conservative Allocation--Service Class               (24.85)       N/A       N/A        N/A         (5.89)
MainStay VP Convertible--Service Class                           (39.59)     (9.52)    (3.95)      1.66         (1.82)
MainStay VP Developing Growth--Service Class                     (51.38)    (10.35)    (3.58)     (2.34)        (0.41)
MainStay VP Floating Rate--Service Class                         (28.89)     (9.27)      N/A        N/A         (7.16)
MainStay VP Government--Service Class                              1.15       2.86      2.36       3.65          1.80
MainStay VP Growth Allocation--Service Class                     (42.51)       N/A       N/A        N/A        (12.03)
MainStay VP High Yield Corporate Bond--Service Class             (30.09)     (8.16)    (2.59)      2.83          0.27
MainStay VP ICAP Select Equity--Service Class(6)                 (42.51)    (10.86)    (4.08)     (1.66)        (1.38)
MainStay VP International Equity--Service Class                  (31.53)     (3.02)     2.52       2.08          5.29
MainStay VP Large Cap Growth--Service Class                      (43.62)    (10.82)    (6.74)     (2.43)        (4.14)
MainStay VP Mid Cap Core--Service Class                          (46.79)    (14.69)    (3.02)       N/A          0.28
MainStay VP Mid Cap Growth--Service Class                        (49.02)    (14.58)    (2.68)       N/A          0.75
MainStay VP Mid Cap Value--Service Class                         (37.79)    (12.15)    (3.85)       N/A         (0.69)
MainStay VP Moderate Allocation--Service Class                   (31.09)       N/A       N/A        N/A         (7.76)
MainStay VP Moderate Growth Allocation--Service Class            (37.80)       N/A       N/A        N/A        (10.20)
MainStay VP S&P 500 Index -- Service Class(7)                    (41.98)    (12.01)    (5.11)     (3.28)        (2.38)
MainStay VP Small Cap Growth--Service Class                      (44.67)    (18.04)    (9.37)       N/A         (5.22)
MainStay VP Total Return--Service Class                          (32.68)     (8.50)    (3.28)     (1.96)        (1.34)
MFS(R) Investors Trust Series--Service Class                     (38.36)     (9.45)    (2.84)       N/A         (0.75)
MFS(R) Research Series--Service Class                            (41.14)    (10.72)    (2.80)       N/A         (1.07)
MFS(R) Utilities Series--Service Class                           (42.57)     (2.32)     7.00        N/A          9.34
Neuberger Berman AMT Mid-Cap Growth Portfolio--Class S           (47.84)    (10.84)    (1.76)       N/A          0.81
Royce Micro-Cap Portfolio--Investment Class                      (47.61)    (13.80)    (4.41)      7.23         (7.02)
Royce Small-Cap Portfolio--Investment Class                      (32.75)     (9.60)    (0.14)      7.56         (5.34)
T. Rowe Price Equity Income Portfolio--II                        (41.14)    (11.26)    (4.02)       N/A         (1.42)
Van Eck Worldwide Hard Assets                                    (50.25)     (4.37)    10.47      10.44         11.13
Van Kampen UIF Emerging Markets Equity--Class II                 (60.05)     (9.24)     3.98        N/A          9.90
Victory VIF Diversified Stock--Class A Shares                    (42.62)    (11.35)    (4.01)       N/A         (4.13)

------------------------------------------------------------------------------------------------------------------------
                                                                         Negative numbers appear in parentheses.


PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. DUE TO MARKET VOLATILITY, CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. THE INVESTMENT RETURN AND THE ACCUMULATION VALUE OF YOUR POLICY WILL FLUCTUATE SO THAT A POLICY, WHEN SURRENDERED MAY BE WORTH MORE OR LESS THAN THE PREMIUM PAYMENTS. FOR CURRENT TO THE MOST RECENT MONTH-END PERFORMANCE INFORMATION, PLEASE CALL 1-800-598-2019 OR VISIT WWW.NEWYORKLIFE.COM.

ALL PERFORMANCE REFLECTS THE PERCENTAGE CHANGE FOR THE PERIOD SHOWN WITH CAPITAL GAINS AND DIVIDENDS REINVESTED AND INCLUDES AN ANNUALIZED SEPARATE ACCOUNT EXPENSE CHARGE OF 1.45%. A POLICY SERVICE CHARGE, OF $30, IS NOT INCLUDED IN THESE CHARGES, BUT WILL BE DEDUCTED EACH YEAR FROM THE POLICY'S ACCUMULATION VALUE ON THE POLICY ANNIVERSARY AND UPON SURRENDER OF THE POLICY IF ON THAT DATE THE ACCUMULATION VALUE IS LESS THAN $50,000. THE PERFORMANCE SHOWN, THEREFORE, WOULD BE SLIGHTLY LOWER IF YOUR POLICY'S ACCUMULATION VALUE IS LESS THAN $50,000.

PERFORMANCE "ASSUMING NO SURRENDER" DOES NOT REFLECT THE DEDUCTION OF THE SURRENDER CHARGE (SC). IF REFLECTED, THE PERFORMANCE WOULD BE REDUCED. PERFORMANCE "ASSUMING SURRENDER" REFLECTS THE MAXIMUM UNDER THE POLICY. THE MAXIMUM SC FOR EACH PREMIUM PAYMENT IS 7%, DECLINING TO 4% BY THE 7TH YEAR AFTER THAT PREMIUM PAYMENT HAS BEEN IN THE POLICY, WITH NO CHARGE THEREAFTER. WITHDRAWALS AND SURRENDERS MAY BE TAXABLE TRANSACTIONS, AND PRIOR TO AGE 59 1/2, MAY BE SUBJECT TO A 10% IRS PENALTY (THE PENALTY TAX IS INCREASED TO 25% IN THE CASE OF A DISTRIBUTION FROM A SIMPLE IRA WITHIN THE FIRST TWO YEARS OF YOUR PARTICIPATION IN THE SIMPLE IRA PLAN). THE INVESTMENT DIVISIONS OFFERED THROUGH THE NEW YORK LIFE ESSENTIALS VARIABLE ANNUITY AND DESCRIBED HEREIN ARE DIFFERENT FROM MUTUAL FUNDS THAT MAY HAVE SIMILAR NAMES BUT ARE AVAILABLE DIRECTLY TO THE GENERAL PUBLIC. INVESTMENT RESULTS MAY DIFFER.

FOR MORE INFORMATION, YOU SHOULD REFER TO YOUR PRODUCT AND FUNDS PROSPECTUS. INVESTORS ARE ASKED TO CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES OF THE INVESTMENT CAREFULLY BEFORE INVESTING. BOTH THE PRODUCT PROSPECTUS AND THE UNDERLYING FUND PROSPECTUSES CONTAIN THIS AND OTHER INFORMATION ABOUT THE PRODUCT AND UNDERLYING INVESTMENT OPTIONS. PLEASE READ THE PROSPECTUSES CAREFULLY BEFORE INVESTING.

NEW YORK LIFE (FORMERLY LIFESTAGES(R)) ESSENTIALS VARIABLE ANNUITY PERFORMANCE SUMMARY INVESTING IN NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III
AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2008

                                                                             INVESTMENT
FOR POLICIES PURCHASED PRIOR TO JUNE 2, 2003                    PORTFOLIO     DIVISION
                                                                INCEPTION     INCEPTION
INVESTMENT DIVISIONS                                               DATE        DATE(1)
Alger American SmallCap Growth--Class O Shares(4)                 9/21/88      5/10/02
CVS Calvert Social Balanced Portfolio                              9/2/86      5/10/02
Columbia Small Cap Value Fund, Variable Series--Class B            6/1/00     11/15/04
Dreyfus IP Technology Growth--Initial Shares                      8/31/99      5/10/02
Fidelity(R) VIP Contrafund(R)--Initial Class                       1/3/95      5/10/02
Fidelity(R) VIP Equity-Income--Initial Class                      10/9/86      5/10/02
Fidelity(R) VIP Mid Cap--Service Class 2                          1/12/00       9/8/03
Janus Aspen Series Balanced--Institutional Shares                 9/13/93      5/10/02
Janus Aspen Series Worldwide Growth--Institutional Shares         9/13/93      5/10/02
MainStay VP Balanced--Service Class                                5/1/05       5/1/05
MainStay VP Bond--Initial Class                                   1/23/84      5/10/02
MainStay VP Capital Appreciation--Initial Class                   1/29/93      5/10/02
MainStay VP Cash Management--Current 7-day yield is (1.16)%(5)    1/29/93      5/10/02
MainStay VP Common Stock--Initial Class                           1/23/84      5/10/02
MainStay VP Conservative Allocation--Service Class                2/13/06      2/13/06
MainStay VP Convertible--Initial Class                            10/1/96      5/10/02
MainStay VP Developing Growth--Initial Class                       5/1/98      5/10/02
MainStay VP Floating Rate--Service Class                           5/1/05       5/1/05
MainStay VP Government--Initial Class                             1/29/93      5/10/02
MainStay VP Growth Allocation--Service Class                      2/13/06      2/13/06
MainStay VP High Yield Corporate Bond--Initial Class               5/1/95      5/10/02
MainStay VP ICAP Select Equity--Initial Class(6)                   5/1/98      5/10/02
MainStay VP International Equity--Initial Class                    5/1/95      5/10/02
MainStay VP Large Cap Growth--Initial Class                        5/1/98      5/10/02
MainStay VP Mid Cap Core--Initial Class                            7/2/01      5/10/02
MainStay VP Mid Cap Growth--Initial Class                          7/2/01      5/10/02
MainStay VP Mid Cap Value--Initial Class                           7/2/01      5/10/02
MainStay VP Moderate Allocation--Service Class                    2/13/06      2/13/06
MainStay VP Moderate Growth Allocation--Service Class             2/13/06      2/13/06
MainStay VP S&P 500 Index -- Initial Class(7)                     1/29/93      5/10/02
MainStay VP Small Cap Growth--Initial Class                        7/2/01      5/10/02
MainStay VP Total Return--Initial Class                           1/29/93      5/10/02
MFS(R) Investors Trust Series--Initial Class                      10/9/95      5/10/02
MFS(R) Research Series--Initial Class                             7/26/95      5/10/02
MFS(R) Utilities Series--Service Class                             5/1/00       6/2/03
Neuberger Berman AMT Mid-Cap Growth Portfolio--Class S            2/18/03       6/2/03
Royce Micro-Cap Portfolio--Investment Class                      12/27/96       5/1/05
Royce Small-Cap Portfolio--Investment Class                      12/27/96       5/1/05
T. Rowe Price Equity Income Portfolio                             3/31/94      5/10/02
Van Eck Worldwide Hard Assets                                      9/1/89      5/10/02
Van Kampen UIF Emerging Markets Equity--Class I                   10/1/96      5/10/02
Victory VIF Diversified Stock--Class A Shares                      7/1/99       5/1/04

---------------------------------------------------------------------------------------
                                                                Negative numbers appear
                                                                    in parentheses.
                                                               ---------------------------------------------------------
                                                                               ASSUMING NO SURRENDER(%)(2)

                                                                                                                SINCE
FOR POLICIES PURCHASED PRIOR TO JUNE 2, 2003                                                                 INVESTMENT
                                                                   1          3          5          10        DIVISION
INVESTMENT DIVISIONS                                            YEAR(1)    YEAR(1)    YEAR(1)    YEAR(1)    INCEPTION(3)
Alger American SmallCap Growth--Class O Shares(4)                (47.37)    (10.40)    (0.98)     (3.72)         1.37
CVS Calvert Social Balanced Portfolio                            (32.32)     (9.76)    (3.97)     (2.14)        (1.82)
Columbia Small Cap Value Fund, Variable Series--Class B          (29.19)     (7.18)     0.07        N/A         (3.14)
Dreyfus IP Technology Growth--Initial Shares                     (42.03)    (12.33)    (7.36)       N/A         (4.70)
Fidelity(R) VIP Contrafund(R)--Initial Class                     (43.35)    (10.25)    (1.05)      0.45          0.54
Fidelity(R) VIP Equity-Income--Initial Class                     (43.48)    (12.50)    (5.13)     (1.64)        (3.23)
Fidelity(R) VIP Mid Cap--Service Class 2                         (40.48)     (9.16)     1.39       9.03          3.86
Janus Aspen Series Balanced--Institutional Shares                (17.05)     (0.47)     2.33       2.78          2.26
Janus Aspen Series Worldwide Growth--Institutional Shares        (45.46)    (11.78)    (5.85)     (3.73)        (5.16)
MainStay VP Balanced--Service Class                              (26.12)     (6.68)      N/A        N/A         (4.35)
MainStay VP Bond--Initial Class                                    2.23       3.41      2.70       3.70          3.65
MainStay VP Capital Appreciation--Initial Class                  (39.76)    (11.76)    (5.50)     (6.16)        (5.15)
MainStay VP Cash Management--Current 7-day yield is (1.16)%(5)     0.71       2.37      1.59       1.72          1.06
MainStay VP Common Stock--Initial Class                          (37.31)     (9.32)    (2.85)     (2.17)        (2.06)
MainStay VP Conservative Allocation--Service Class               (19.79)       N/A       N/A        N/A         (3.72)
MainStay VP Convertible--Initial Class                           (35.37)     (7.31)    (2.64)      1.92         (0.34)
MainStay VP Developing Growth--Initial Class                     (47.98)     (8.16)    (2.25)     (2.09)        (0.92)
MainStay VP Floating Rate--Service Class                         (24.11)     (7.28)      N/A        N/A         (5.75)
MainStay VP Government--Initial Class                              8.22       5.28      3.70       3.92          3.95
MainStay VP Growth Allocation--Service Class                     (38.65)       N/A       N/A        N/A        (10.02)
MainStay VP High Yield Corporate Bond--Initial Class             (25.21)     (5.92)    (1.26)      3.08          3.04
MainStay VP ICAP Select Equity--Initial Class(6)                 (38.50)     (8.68)    (2.77)     (1.42)        (2.35)
MainStay VP International Equity--Initial Class                  (26.75)     (0.65)     3.84       2.33          4.83
MainStay VP Large Cap Growth--Initial Class                      (39.68)     (8.64)    (5.47)     (2.17)        (4.22)
MainStay VP Mid Cap Core--Initial Class                          (43.07)    (12.60)    (1.69)       N/A         (0.02)
MainStay VP Mid Cap Growth--Initial Class                        (45.46)    (12.49)    (1.34)       N/A         (1.01)
MainStay VP Mid Cap Value--Initial Class                         (33.44)    (10.00)    (2.53)       N/A         (1.49)
MainStay VP Moderate Allocation--Service Class                   (26.46)       N/A       N/A        N/A         (5.65)
MainStay VP Moderate Growth Allocation--Service Class            (33.62)       N/A       N/A        N/A         (8.15)
MainStay VP S&P 500 Index -- Initial Class(7)                    (37.92)     (9.85)    (3.80)     (3.03)        (2.35)
MainStay VP Small Cap Growth--Initial Class                      (40.80)    (16.04)    (8.12)       N/A         (5.70)
MainStay VP Total Return--Initial Class                          (27.98)     (6.26)    (1.95)     (1.71)        (1.04)
MFS(R) Investors Trust Series--Initial Class                     (34.05)     (7.23)    (1.51)     (2.89)        (1.45)
MFS(R) Research Series--Initial Class                            (37.01)     (8.53)    (1.48)     (2.76)        (1.58)
MFS(R) Utilities Series--Service Class                           (38.71)     (0.18)     7.90        N/A          9.95
Neuberger Berman AMT Mid-Cap Growth Portfolio--Class S           (44.33)     (8.89)    (0.67)       N/A          1.66
Royce Micro-Cap Portfolio--Investment Class                      (44.09)    (11.91)    (3.34)      7.23         (5.60)
Royce Small-Cap Portfolio--Investment Class                      (28.23)     (7.62)     0.97       7.56         (3.89)
T. Rowe Price Equity Income Portfolio                            (37.03)     (9.09)    (2.71)      0.51         (1.80)
Van Eck Worldwide Hard Assets                                    (46.90)     (2.27)    11.26      10.44         11.46
Van Kampen UIF Emerging Markets Equity--Class I                  (57.25)     (7.17)     5.07       6.09          6.17
Victory VIF Diversified Stock--Class A Shares                    (38.77)     (9.41)    (2.94)       N/A         (2.98)

------------------------------------------------------------------------------------------------------------------------
                                                                         Negative numbers appear in parentheses.

                                                               ---------------------------------------------------------
                                                                                  ASSUMING SURRENDER(%)

                                                                                                                SINCE
FOR POLICIES PURCHASED PRIOR TO JUNE 2, 2003                                                                 INVESTMENT
                                                                   1          3          5          10        DIVISION
INVESTMENT DIVISIONS                                            YEAR(1)    YEAR(1)    YEAR(1)    YEAR(1)    INCEPTION(3)
Alger American SmallCap Growth--Class O Shares(4)                (50.69)    (12.32)    (2.07)     (3.72)         0.80
CVS Calvert Social Balanced Portfolio                            (36.58)    (11.70)    (5.03)     (2.14)        (2.37)
Columbia Small Cap Value Fund, Variable Series--Class B          (33.65)     (9.17)    (1.04)       N/A         (4.44)
Dreyfus IP Technology Growth--Initial Shares                     (45.69)    (14.21)    (8.38)       N/A         (5.23)
Fidelity(R) VIP Contrafund(R)--Initial Class                     (46.91)    (12.17)    (2.15)      0.45         (0.02)
Fidelity(R) VIP Equity-Income--Initial Class                     (47.04)    (14.38)    (6.18)     (1.64)        (3.76)
Fidelity(R) VIP Mid Cap--Service Class 2                         (44.23)    (11.11)     0.27       9.03          3.05
Janus Aspen Series Balanced--Institutional Shares                (22.28)     (2.60)     1.21       2.78          1.72
Janus Aspen Series Worldwide Growth--Institutional Shares        (48.90)    (13.68)    (6.89)     (3.73)        (5.68)
MainStay VP Balanced--Service Class                              (30.78)     (8.68)      N/A        N/A         (5.78)
MainStay VP Bond--Initial Class                                   (4.21)      1.19      1.60       3.70          3.15
MainStay VP Capital Appreciation--Initial Class                  (43.55)    (13.66)    (6.55)     (6.16)        (5.68)
MainStay VP Cash Management--Current 7-day yield is (1.16)%(5)    (5.64)      0.17      0.47       1.72          0.50
MainStay VP Common Stock--Initial Class                          (41.26)    (11.26)    (3.93)     (2.17)        (2.60)
MainStay VP Conservative Allocation--Service Class               (24.85)       N/A       N/A        N/A         (5.89)
MainStay VP Convertible--Initial Class                           (39.44)     (9.30)    (3.71)      1.92         (0.89)
MainStay VP Developing Growth--Initial Class                     (51.26)    (10.13)    (3.33)     (2.09)        (1.47)
MainStay VP Floating Rate--Service Class                         (28.89)     (9.27)      N/A        N/A         (7.16)
MainStay VP Government--Initial Class                              1.40       3.13      2.64       3.92          3.46
MainStay VP Growth Allocation--Service Class                     (42.51)       N/A       N/A        N/A        (12.03)
MainStay VP High Yield Corporate Bond--Initial Class             (29.92)     (7.94)    (2.35)      3.08          2.52
MainStay VP ICAP Select Equity--Initial Class(6)                 (42.37)    (10.63)    (3.85)     (1.42)        (2.54)
MainStay VP International Equity--Initial Class                  (31.36)     (2.78)     2.78       2.33          4.35
MainStay VP Large Cap Growth--Initial Class                      (43.48)    (10.60)    (6.51)     (2.17)        (4.75)
MainStay VP Mid Cap Core--Initial Class                          (46.66)    (14.47)    (2.77)       N/A         (0.57)
MainStay VP Mid Cap Growth--Initial Class                        (48.90)    (14.37)    (2.43)       N/A         (1.55)
MainStay VP Mid Cap Value--Initial Class                         (37.63)    (11.93)    (3.60)       N/A         (2.03)
MainStay VP Moderate Allocation--Service Class                   (31.09)       N/A       N/A        N/A         (7.76)
MainStay VP Moderate Growth Allocation--Service Class            (37.80)       N/A       N/A        N/A        (10.20)
MainStay VP S&P 500 Index -- Initial Class(7)                    (41.84)    (11.79)    (4.87)     (3.03)        (2.89)
MainStay VP Small Cap Growth--Initial Class                      (44.53)    (17.84)    (9.14)       N/A         (6.22)
MainStay VP Total Return--Initial Class                          (32.51)     (8.28)    (3.03)     (1.71)        (1.58)
MFS(R) Investors Trust Series--Initial Class                     (38.20)     (9.22)    (2.59)     (2.89)        (1.99)
MFS(R) Research Series--Initial Class                            (40.98)    (10.50)    (2.56)     (2.76)        (2.13)
MFS(R) Utilities Series--Service Class                           (42.57)     (2.32)     7.00        N/A          9.34
Neuberger Berman AMT Mid-Cap Growth Portfolio--Class S           (47.84)    (10.84)    (1.76)       N/A          0.81
Royce Micro-Cap Portfolio--Investment Class                      (47.61)    (13.80)    (4.41)      7.23         (7.02)
Royce Small-Cap Portfolio--Investment Class                      (32.75)     (9.60)    (0.14)      7.56         (5.34)
T. Rowe Price Equity Income Portfolio                            (41.00)    (11.04)    (3.78)      0.51         (2.35)
Van Eck Worldwide Hard Assets                                    (50.25)     (4.37)    10.47      10.44         11.13
Van Kampen UIF Emerging Markets Equity--Class I                  (59.95)     (9.17)     4.06       6.09          5.74
Victory VIF Diversified Stock--Class A Shares                    (42.62)    (11.35)    (4.01)       N/A         (4.13)

------------------------------------------------------------------------------------------------------------------------
                                                                         Negative numbers appear in parentheses.


PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. DUE TO MARKET VOLATILITY, CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. THE INVESTMENT RETURN AND THE ACCUMULATION VALUE OF YOUR POLICY WILL FLUCTUATE SO THAT A POLICY, WHEN SURRENDERED MAY BE WORTH MORE OR LESS THAN THE PREMIUM PAYMENTS. FOR CURRENT TO THE MOST RECENT MONTH-END PERFORMANCE INFORMATION, PLEASE CALL 1-800-598-2019 OR VISIT WWW.NEWYORKLIFE.COM.

ALL PERFORMANCE REFLECTS THE PERCENTAGE CHANGE FOR THE PERIOD SHOWN WITH CAPITAL GAINS AND DIVIDENDS REINVESTED AND INCLUDES AN ANNUALIZED SEPARATE ACCOUNT EXPENSE CHARGE OF 1.45%. A POLICY SERVICE CHARGE, OF $30, IS NOT INCLUDED IN THESE CHARGES, BUT WILL BE DEDUCTED EACH YEAR FROM THE POLICY'S ACCUMULATION VALUE ON THE POLICY ANNIVERSARY AND UPON SURRENDER OF THE POLICY IF ON THAT DATE THE ACCUMULATION VALUE IS LESS THAN $50,000. THE PERFORMANCE SHOWN, THEREFORE, WOULD BE SLIGHTLY LOWER IF YOUR POLICY'S ACCUMULATION VALUE IS LESS THAN $50,000.

PERFORMANCE "ASSUMING NO SURRENDER" DOES NOT REFLECT THE DEDUCTION OF THE SURRENDER CHARGE (SC). IF REFLECTED, THE PERFORMANCE WOULD BE REDUCED. PERFORMANCE "ASSUMING SURRENDER" REFLECTS THE MAXIMUM UNDER THE POLICY. THE MAXIMUM SC FOR EACH PREMIUM PAYMENT IS 7%, DECLINING TO 4% BY THE 7TH YEAR AFTER THAT PREMIUM PAYMENT HAS BEEN IN THE POLICY, WITH NO CHARGE THEREAFTER. WITHDRAWALS AND SURRENDERS MAY BE TAXABLE TRANSACTIONS, AND PRIOR TO AGE 59 1/2, MAY BE SUBJECT TO A 10% IRS PENALTY (THE PENALTY TAX IS INCREASED TO 25% IN THE CASE OF A DISTRIBUTION FROM A SIMPLE IRA WITHIN THE FIRST TWO YEARS FOR YOUR PARTICIPATION IN THE SIMPLE IRA PLAN.). THE INVESTMENT DIVISIONS OFFERED THROUGH THE NEW YORK LIFE ESSENTIALS VARIABLE ANNUITY AND DESCRIBED HEREIN ARE DIFFERENT FROM MUTUAL FUNDS THAT MAY HAVE SIMILAR NAMES BUT ARE AVAILABLE DIRECTLY TO THE GENERAL PUBLIC. INVESTMENT RESULTS MAY DIFFER.

FOR MORE INFORMATION, YOU SHOULD REFER TO YOUR PRODUCT AND FUNDS PROSPECTUS. INVESTORS ARE ASKED TO CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES OF THE INVESTMENT CAREFULLY BEFORE INVESTING. BOTH THE PRODUCT PROSPECTUS AND THE UNDERLYING FUND PROSPECTUSES CONTAIN THIS AND OTHER INFORMATION ABOUT THE PRODUCT AND UNDERLYING INVESTMENT OPTIONS. PLEASE READ THE PROSPECTUSES CAREFULLY BEFORE INVESTING.

NEW YORK LIFE (FORMERLY LIFESTAGES(R)) ESSENTIALS VARIABLE ANNUITY PERFORMANCE SUMMARY INVESTING IN NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III
AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2008

(1) The New York Life Essentials Variable Annuity was first offered for sale on May 10, 2002. Certain Portfolios and Investment Divisions existed prior to this date. The performance for the MainStay VP Series Fund, Inc. Service Class portfolios are based on the Initial Class Portfolio Inception Date (where applicable). The performance for all other funds is based on the Portfolio Inception Date reflected in the performance summary. The hypothetical performance has been modified to reflect Separate Account Expense Charge and Fund annual expenses as if the policy had been available during the periods shown. The New York Life Essentials Variable Annuity invests in NYLIAC Variable Annuity Separate Account III.

    The performance shown is for the indicated classes/shares only.

    FOR POLICIES PURCHASED ON OR AFTER JUNE 2, 2003, these Investment Divisions impose a 12b-1 fee except for CVS Calvert Social Balanced Portfolio, MainStay VP Cash Management, Royce Micro-Cap Portfolio--Investment Class, Royce Small-Cap Portfolio--Investment Class and Van Eck Worldwide Hard Assets.

    FOR POLICIES PURCHASED PRIOR TO JUNE 2, 2003, these Investment Divisions do not impose a 12b-1 fee except for Fidelity(R) VIP Mid Cap--Service Class 2 which was added on September 8, 2003, Victory VIF Diversified Stock--Class A Shares, MFS(R) Utilities Series--Service Class, Neuberger Berman AMT Mid-Cap Growth Portfolio--Class S which were added on May 1, 2004, Columbia Small Cap Value Fund, Variable Series--Class B which was added on November 15, 2004 and MainStay VP Floating Rate--Service Class, MainStay VP Balanced--Service Class which were added on May 1, 2005, and MainStay VP Conservative Allocation--Service Class, MainStay VP Growth Allocation--Service Class, MainStay VP Moderate Allocation--Service Class and MainStay VP Moderate Growth Allocation--Service Class which were added on February 13, 2006.

    Performance for the classes/shares that impose a 12b-1 fee may be lower than the returns for those classes/shares that do not impose this fee.

(2) Assumes no deduction for surrender charges.

(3) Performance is calculated as of the initial date a deposit was received in the Investment Division.

(4) New allocations to the Alger American SmallCap Growth--Class O and Class S Shares Investment Divisions, will not be accepted from policyowners who were not invested in the investment division as of June 1, 2007 (formerly Alger American Small Capitalization).

(5) AN INVESTMENT IN THE MAINSTAY VP CASH MANAGEMENT PORTFOLIO IS NEITHER INSURED NOR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY AND THERE CAN BE NO ASSURANCE THAT THE PORTFOLIO WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE. ALTHOUGH THE PORTFOLIO SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE PORTFOLIO. THE CURRENT YIELD AS OF DECEMBER 31, 2008 MORE CLOSELY REFLECTS THE PORTFOLIO'S EARNINGS THAN THE TOTAL RETURN FIGURES SHOWN.

(6) The MainStay VP Value--Initial and Service Class Portfolios merged with and into the MainStay VP ICAP Select Equity--Initial and Service Class Portfolios on May 16, 2008.

(7) The S&P 500(R) Index is an unmanaged index and is widely regarded as the standard for measuring Large-Cap U.S. stock market performance. "S&P 500" is a trademark of the McGraw-Hill Companies, Inc. and has been licensed for use by the MainStay VP S&P 500 Index Portfolio. The MainStay VP S&P 500 Index Portfolio is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard and Poor's makes no representation regarding the advisability of investing in the MainStay VP S&P 500 Index Portfolio. Investors cannot directly purchase an Index.

Historically, certain fees have been assumed or reduced by some of the portfolios. Had these expenses not been assumed or reduced, the total return for these Investment Divisions would have been lower.

SMRU # 386781 CV

NEW YORK LIFE (FORMERLY LIFESTAGES(R)) SELECT VARIABLE ANNUITY PERFORMANCE SUMMARY INVESTING IN NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III
AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2008

                                                                             INVESTMENT
FOR POLICIES PURCHASED JUNE 2, 2003 AND AFTER                   PORTFOLIO     DIVISION
                                                                INCEPTION     INCEPTION
INVESTMENT DIVISIONS                                               DATE        DATE(1)
Alger American SmallCap Growth--Class S Shares(4)                  5/1/02       6/2/03
CVS Calvert Social Balanced Portfolio                              9/2/86       6/2/03
Columbia Small Cap Value Fund, Variable Series--Class B            6/1/00     11/15/04
Dreyfus IP Technology Growth--Service Shares                     12/29/00       6/2/03
Fidelity(R) VIP Contrafund(R)--Service Class 2                    1/12/00       6/2/03
Fidelity(R) VIP Equity-Income--Service Class 2                    1/12/00       6/2/03
Fidelity(R) VIP Mid Cap--Service Class 2                          1/12/00       9/8/03
Janus Aspen Series Balanced--Service Shares                      12/31/99       6/2/03
Janus Aspen Series Worldwide Growth--Service Shares              12/31/99       6/2/03
MainStay VP Balanced--Service Class                                5/1/05       5/1/05
MainStay VP Bond--Service Class                                    6/2/03       6/2/03
MainStay VP Capital Appreciation--Service Class                    6/2/03       6/2/03
MainStay VP Cash Management--Current 7-day yield is (1.56)%(5)    1/29/03       6/2/03
MainStay VP Common Stock--Service Class                            6/2/03       6/2/03
MainStay VP Conservative Allocation--Service Class                2/13/06      2/13/06
MainStay VP Convertible--Service Class                             6/2/03       6/2/03
MainStay VP Developing Growth--Service Class                       6/2/03       6/2/03
MainStay VP Floating Rate--Service Class                           5/1/05       5/1/05
MainStay VP Government--Service Class                              6/2/03       6/2/03
MainStay VP Growth Allocation--Service Class                      2/13/06      2/13/06
MainStay VP High Yield Corporate Bond--Service Class               6/2/03       6/2/03
MainStay VP ICAP Select Equity--Service Class(6)                   6/2/03       6/2/03
MainStay VP International Equity--Service Class                    6/2/03       6/2/03
MainStay VP Large Cap Growth--Service Class                        6/2/03       6/2/03
MainStay VP Mid Cap Core--Service Class                            6/2/03       6/2/03
MainStay VP Mid Cap Growth--Service Class                          6/2/03       6/2/03
MainStay VP Mid Cap Value--Service Class                           6/2/03       6/2/03
MainStay VP Moderate Allocation--Service Class                    2/13/06      2/13/06
MainStay VP Moderate Growth Allocation--Service Class             2/13/06      2/13/06
MainStay VP S&P 500 Index--Service Class(7)                        6/2/03       6/2/03
MainStay VP Small Cap Growth--Service Class                        6/2/03       6/2/03
MainStay VP Total Return--Service Class                            6/2/03       6/2/03
MFS(R) Investors Trust Series--Service Class                       5/1/00       6/2/03
MFS(R) Research Series--Service Class                              5/1/00       6/2/03
MFS(R) Utilities Series--Service Class                             5/1/00       6/2/03
Neuberger Berman AMT Mid-Cap Growth Portfolio--Class S            2/18/03       6/2/03
Royce Micro-Cap Portfolio--Investment Class                      12/27/96       5/1/05
Royce Small-Cap Portfolio--Investment Class                      12/27/96       5/1/05
T. Rowe Price Equity Income Portfolio--II                         4/30/02       6/2/03
Van Eck Worldwide Hard Assets                                      9/1/89       6/2/03
Van Kampen UIF Emerging Markets Equity--Class II                  1/10/03       6/2/03
Victory VIF Diversified Stock--Class A Shares                      7/1/99       5/1/04

---------------------------------------------------------------------------------------
                                                                Negative numbers appear
                                                                    in parentheses.
                                                               -------------------------------------------------
                                                                           ASSUMING NO SURRENDER(%)(2)

                                                                                                         SINCE
FOR POLICIES PURCHASED JUNE 2, 2003 AND AFTER                                                         INVESTMENT
                                                                   1         3        5        10      DIVISION
INVESTMENT DIVISIONS                                             YEAR      YEAR      YEAR     YEAR     INCEPTION
Alger American SmallCap Growth--Class S Shares(4)               (47.69)   (10.97)   (1.61)     N/A        1.80
CVS Calvert Social Balanced Portfolio                           (32.59)   (10.12)   (4.36)   (2.53)      (0.90)
Columbia Small Cap Value Fund, Variable Series--Class B         (29.48)    (7.55)   (0.33)     N/A       (3.68)
Dreyfus IP Technology Growth--Service Shares                    (42.33)   (12.86)   (7.94)     N/A       (4.64)
Fidelity(R) VIP Contrafund(R)--Service Class 2                  (43.75)   (10.85)   (1.71)   (0.19)       0.93
Fidelity(R) VIP Equity-Income--Service Class 2                  (43.87)   (13.07)   (5.75)   (2.26)      (2.74)
Fidelity(R) VIP Mid Cap--Service Class 2                        (40.72)    (9.53)    0.98     8.60        2.42
Janus Aspen Series Balanced--Service Shares                     (17.60)    (1.12)    1.67      N/A        2.39
Janus Aspen Series Worldwide Growth--Service Shares             (45.82)   (12.35)   (6.46)     N/A       (3.84)
MainStay VP Balanced--Service Class                             (26.42)    (7.06)     N/A      N/A       (4.68)
MainStay VP Bond--Service Class                                   1.56      2.74     2.03     3.02        1.51
MainStay VP Capital Appreciation--Service Class                 (40.15)   (12.34)   (6.12)   (6.78)      (4.06)
MainStay VP Cash Management--Current 7-day yield is (1.56)%(5)    0.30      1.96     1.19     1.32        0.70
MainStay VP Common Stock--Service Class                         (37.72)    (9.90)   (3.49)   (2.81)      (0.97)
MainStay VP Conservative Allocation--Service Class              (20.11)      N/A      N/A      N/A       (4.01)
MainStay VP Convertible--Service Class                          (35.79)    (7.91)   (3.27)    1.26       (1.40)
MainStay VP Developing Growth--Service Class                    (48.32)    (8.76)   (2.89)   (2.74)      (0.26)
MainStay VP Floating Rate--Service Class                        (24.42)    (7.65)     N/A      N/A       (5.72)
MainStay VP Government--Service Class                             7.52      4.60     3.02     3.24        2.21
MainStay VP Growth Allocation--Service Class                    (38.89)      N/A      N/A      N/A      (11.51)
MainStay VP High Yield Corporate Bond--Service Class            (25.69)    (6.53)   (1.90)    2.42        0.58
MainStay VP ICAP Select Equity--Service Class(6)                (38.89)    (9.27)   (3.40)   (2.06)      (1.07)
MainStay VP International Equity--Service Class                 (27.22)    (1.29)    3.17     1.67        5.11
MainStay VP Large Cap Growth--Service Class                     (40.07)    (9.23)   (6.07)   (2.82)      (4.22)
MainStay VP Mid Cap Core--Service Class                         (43.44)   (13.16)   (2.33)     N/A        0.85
MainStay VP Mid Cap Growth--Service Class                       (45.82)   (13.06)   (1.98)     N/A        0.89
MainStay VP Mid Cap Value--Service Class                        (33.87)   (10.58)   (3.16)     N/A       (0.36)
MainStay VP Moderate Allocation--Service Class                  (26.76)      N/A      N/A      N/A       (6.23)
MainStay VP Moderate Growth Allocation--Service Class           (33.89)      N/A      N/A      N/A       (9.51)
MainStay VP S&P 500 Index--Service Class(7)                     (38.33)   (10.44)   (4.43)   (3.66)      (1.97)
MainStay VP Small Cap Growth--Service Class                     (41.18)   (16.58)   (8.72)     N/A       (5.35)
MainStay VP Total Return--Service Class                         (28.44)    (6.87)   (2.59)   (2.35)      (1.35)
MFS(R) Investors Trust Series--Service Class                    (34.48)    (7.84)   (2.15)     N/A       (0.38)
MFS(R) Research Series--Service Class                           (37.43)    (9.13)   (2.11)     N/A       (0.12)
MFS(R) Utilities Series--Service Class                          (38.95)    (0.58)    7.47      N/A        9.67
Neuberger Berman AMT Mid-Cap Growth Portfolio--Class S          (44.55)    (9.25)   (1.06)     N/A        0.97
Royce Micro-Cap Portfolio--Investment Class                     (44.32)   (12.26)   (3.72)    6.80       (6.43)
Royce Small-Cap Portfolio--Investment Class                     (28.52)    (7.99)    0.57     7.13       (5.65)
T. Rowe Price Equity Income Portfolio--II                       (37.44)    (9.67)   (3.33)     N/A       (1.11)
Van Eck Worldwide Hard Assets                                   (47.12)    (2.67)   10.82    10.00       17.63
Van Kampen UIF Emerging Markets Equity--Class II                (57.54)    (7.62)    4.56      N/A        5.60
Victory VIF Diversified Stock--Class A Shares                   (39.01)    (9.77)   (3.33)     N/A       (3.59)

----------------------------------------------------------------------------------------------------------------
                                                                     Negative numbers appear in parentheses.

                                                               -------------------------------------------------
                                                                              ASSUMING SURRENDER(%)

                                                                                                         SINCE
FOR POLICIES PURCHASED JUNE 2, 2003 AND AFTER                                                         INVESTMENT
                                                                   1         3        5        10      DIVISION
INVESTMENT DIVISIONS                                             YEAR      YEAR      YEAR     YEAR     INCEPTION
Alger American SmallCap Growth--Class S Shares(4)               (51.46)   (12.88)   (1.61)     N/A        1.80
CVS Calvert Social Balanced Portfolio                           (37.44)   (12.05)   (4.36)   (2.53)      (0.90)
Columbia Small Cap Value Fund, Variable Series--Class B         (34.56)    (9.53)   (0.33)     N/A       (3.68)
Dreyfus IP Technology Growth--Service Shares                    (46.48)   (14.73)   (7.94)     N/A       (4.64)
Fidelity(R) VIP Contrafund(R)--Service Class 2                  (47.80)   (12.76)   (1.71)   (0.19)       0.93
Fidelity(R) VIP Equity-Income--Service Class 2                  (47.91)   (14.93)   (5.75)   (2.26)      (2.74)
Fidelity(R) VIP Mid Cap--Service Class 2                        (44.99)   (11.47)    0.98     8.60        2.42
Janus Aspen Series Balanced--Service Shares                     (23.54)    (3.24)    1.67      N/A        2.39
Janus Aspen Series Worldwide Growth--Service Shares             (49.73)   (14.23)   (6.46)     N/A       (3.84)
MainStay VP Balanced--Service Class                             (31.72)    (9.05)     N/A      N/A       (4.68)
MainStay VP Bond--Service Class                                  (5.75)     0.54     2.03     3.02        1.51
MainStay VP Capital Appreciation--Service Class                 (44.46)   (14.22)   (6.12)   (6.78)      (4.06)
MainStay VP Cash Management--Current 7-day yield is (1.56)%(5)   (6.92)    (0.23)    1.19     1.32        0.70
MainStay VP Common Stock--Service Class                         (42.20)   (11.84)   (3.49)   (2.81)      (0.97)
MainStay VP Conservative Allocation--Service Class              (25.87)      N/A      N/A      N/A       (6.20)
MainStay VP Convertible--Service Class                          (40.41)    (9.88)   (3.27)    1.26       (1.40)
MainStay VP Developing Growth--Service Class                    (52.04)   (10.71)   (2.89)   (2.74)      (0.26)
MainStay VP Floating Rate--Service Class                        (29.86)    (9.63)     N/A      N/A       (5.72)
MainStay VP Government--Service Class                            (0.23)     2.42     3.02     3.24        2.21
MainStay VP Growth Allocation--Service Class                    (43.29)      N/A      N/A      N/A      (13.55)
MainStay VP High Yield Corporate Bond--Service Class            (31.04)    (8.53)   (1.90)    2.42        0.58
MainStay VP ICAP Select Equity--Service Class(6)                (43.29)   (11.21)   (3.40)   (2.06)      (1.07)
MainStay VP International Equity--Service Class                 (32.46)    (3.41)    3.17     1.67        5.11
MainStay VP Large Cap Growth--Service Class                     (44.38)   (11.18)   (6.07)   (2.82)      (4.22)
MainStay VP Mid Cap Core--Service Class                         (47.51)   (15.03)   (2.33)     N/A        0.85
MainStay VP Mid Cap Growth--Service Class                       (49.72)   (14.93)   (1.98)     N/A        0.89
MainStay VP Mid Cap Value--Service Class                        (38.63)   (12.50)   (3.16)     N/A       (0.36)
MainStay VP Moderate Allocation--Service Class                  (32.03)      N/A      N/A      N/A       (8.38)
MainStay VP Moderate Growth Allocation--Service Class           (38.65)      N/A      N/A      N/A      (11.59)
MainStay VP S&P 500 Index--Service Class(7)                     (42.77)   (12.36)   (4.43)   (3.66)      (1.97)
MainStay VP Small Cap Growth--Service Class                     (45.42)   (18.37)   (8.72)     N/A       (5.35)
MainStay VP Total Return--Service Class                         (33.60)    (8.87)   (2.59)   (2.35)      (1.35)
MFS(R) Investors Trust Series--Service Class                    (39.20)    (9.81)   (2.15)     N/A       (0.38)
MFS(R) Research Series--Service Class                           (41.93)   (11.08)   (2.11)     N/A       (0.12)
MFS(R) Utilities Series--Service Class                          (43.35)    (2.71)    7.47      N/A        9.67
Neuberger Berman AMT Mid-Cap Growth Portfolio--Class S          (48.55)   (11.20)   (1.06)     N/A        0.97
Royce Micro-Cap Portfolio--Investment Class                     (48.32)   (14.14)   (3.72)    6.80       (6.43)
Royce Small-Cap Portfolio--Investment Class                     (33.67)    (9.96)    0.57     7.13       (5.65)
T. Rowe Price Equity Income Portfolio--II                       (41.94)   (11.61)   (3.33)     N/A       (1.11)
Van Eck Worldwide Hard Assets                                   (50.93)    (4.75)   10.82    10.00       17.63
Van Kampen UIF Emerging Markets Equity--Class II                (60.60)    (9.60)    4.56      N/A        5.60
Victory VIF Diversified Stock--Class A Shares                   (43.40)   (11.71)   (3.33)     N/A       (3.59)

----------------------------------------------------------------------------------------------------------------
                                                                     Negative numbers appear in parentheses.


PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. DUE TO MARKET VOLATILITY, CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. THE INVESTMENT RETURN AND THE ACCUMULATION VALUE OF YOUR POLICY WILL FLUCTUATE SO THAT A POLICY, WHEN SURRENDERED MAY BE WORTH MORE OR LESS THAN THE PREMIUM PAYMENTS. FOR CURRENT TO THE MOST RECENT MONTH-END PERFORMANCE INFORMATION, PLEASE CALL 1-800-598-2019 OR VISIT WWW.NEWYORKLIFE.COM.

ALL PERFORMANCE REFLECTS THE PERCENTAGE CHANGE FOR THE PERIOD SHOWN WITH CAPITAL GAINS AND DIVIDENDS REINVESTED AND INCLUDES AN ANNUALIZED SEPARATE ACCOUNT EXPENSE CHARGE OF 1.85%. A POLICY SERVICE CHARGE, OF $50, IS NOT INCLUDED IN THESE CHARGES, BUT WILL BE DEDUCTED EACH YEAR FROM THE POLICY'S ACCUMULATION VALUE ON THE POLICY ANNIVERSARY AND UPON SURRENDER OF THE POLICY IF ON THAT DATE THE ACCUMULATION VALUE IS LESS THAN $100,000. THE PERFORMANCE SHOWN, THEREFORE, WOULD BE SLIGHTLY LOWER IF YOUR POLICY'S ACCUMULATION VALUE IS LESS THAN $100,000.

PERFORMANCE "ASSUMING NO SURRENDER" DOES NOT REFLECT THE DEDUCTION OF THE SURRENDER CHARGE (SC). IF REFLECTED, THE PERFORMANCE WOULD BE REDUCED. PERFORMANCE "ASSUMING SURRENDER" REFLECTS THE MAXIMUM SC UNDER THE POLICY. THE MAXIMUM SC FOR EACH PREMIUM PAYMENT IS 8%, DECLINING TO 7% BY THE 3RD YEAR AFTER THAT PREMIUM PAYMENT HAS BEEN IN THE POLICY, WITH NO CHARGE THEREAFTER. WITHDRAWALS AND SURRENDERS MAY BE TAXABLE TRANSACTIONS, AND PRIOR TO AGE 59 1/2, MAY BE SUBJECT TO A 10% IRS PENALTY (THE PENALTY TAX IS INCREASED TO 25% IN THE CASE OF A DISTRIBUTION FROM A SIMPLE IRA WITHIN THE FIRST TWO YEARS OF YOUR PARTICIPATION IN THE SIMPLE IRA PLAN). THE INVESTMENT DIVISIONS OFFERED THROUGH THE NEW YORK LIFE SELECT VARIABLE ANNUITY AND DESCRIBED HEREIN ARE DIFFERENT FROM MUTUAL FUNDS THAT MAY HAVE SIMILAR NAMES BUT ARE AVAILABLE DIRECTLY TO THE GENERAL PUBLIC. INVESTMENT RESULTS MAY DIFFER.

FOR MORE INFORMATION, YOU SHOULD REFER TO YOUR PRODUCT AND FUNDS PROSPECTUS. INVESTORS ARE ASKED TO CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES OF THE INVESTMENT CAREFULLY BEFORE INVESTING. BOTH THE PRODUCT PROSPECTUS AND THE UNDERLYING FUND PROSPECTUSES CONTAIN THIS AND OTHER INFORMATION ABOUT THE PRODUCT AND UNDERLYING INVESTMENT OPTIONS. PLEASE READ THE PROSPECTUSES CAREFULLY BEFORE INVESTING.

NEW YORK LIFE (FORMERLY LIFESTAGES(R)) SELECT VARIABLE ANNUITY PERFORMANCE SUMMARY INVESTING IN NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III
AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2008

                                                                             INVESTMENT
FOR POLICIES PURCHASED PRIOR TO JUNE 2, 2003                    PORTFOLIO     DIVISION
                                                                INCEPTION     INCEPTION
INVESTMENT DIVISIONS                                               DATE        DATE(1)

Alger American SmallCap Growth--Class O Shares(4)                 9/21/88      5/10/02
CVS Calvert Social Balanced Portfolio                              9/2/86      5/10/02
Columbia Small Cap Value Fund, Variable Series--Class B            6/1/00     11/15/04
Dreyfus IP Technology Growth--Initial Shares                      8/31/99      5/10/02
Fidelity(R) VIP Contrafund(R)--Initial Class                       1/3/95      5/10/02
Fidelity(R) VIP Equity-Income--Initial Class                      10/9/86      5/10/02
Fidelity(R) VIP Mid Cap--Service Class 2                          1/12/00       9/8/03
Janus Aspen Series Balanced--Institutional Shares                 9/13/93      5/10/02
Janus Aspen Series Worldwide Growth--Institutional Shares         9/13/93      5/10/02
MainStay VP Balanced--Service Class                                5/1/05       5/1/05
MainStay VP Bond--Initial Class                                   1/23/84      5/10/02
MainStay VP Capital Appreciation--Initial Class                   1/29/93      5/10/02
MainStay VP Cash Management--Current 7-day yield is (1.56)%(5)    1/29/93      5/10/02
MainStay VP Common Stock--Initial Class                           1/23/84      5/10/02
MainStay VP Conservative Allocation--Service Class                2/13/06      2/13/06
MainStay VP Convertible--Initial Class                            10/1/96      5/10/02
MainStay VP Developing Growth--Initial Class                       5/1/98      5/10/02
MainStay VP Floating Rate--Service Class                           5/1/05       5/1/05
MainStay VP Government--Initial Class                             1/29/93      5/10/02
MainStay VP Growth Allocation--Service Class                      2/13/06      2/13/06
MainStay VP High Yield Corporate Bond--Initial Class               5/1/95      5/10/02
MainStay VP ICAP Select Equity--Initial Class(6)                   5/1/98      5/10/02
MainStay VP International Equity--Initial Class                    5/1/95      5/10/02
MainStay VP Large Cap Growth--Initial Class                        5/1/98      5/10/02
MainStay VP Mid Cap Core--Initial Class                            7/2/01      5/10/02
MainStay VP Mid Cap Growth--Initial Class                          7/2/01      5/10/02
MainStay VP Mid Cap Value--Initial Class                           7/2/01      5/10/02
MainStay VP Moderate Allocation--Service Class                    2/13/06      2/13/06
MainStay VP Moderate Growth Allocation--Service Class             2/13/06      2/13/06
MainStay VP S&P 500 Index--Initial Class(7)                       1/29/93      5/10/02
MainStay VP Small Cap Growth--Initial Class                        7/2/01      5/10/02
MainStay VP Total Return--Initial Class                           1/29/93      5/10/02
MFS(R) Investors Trust Series--Initial Class                      10/9/95      5/10/02
MFS(R) Research Series--Initial Class                             7/26/95      5/10/02
MFS(R) Utilities Series--Service Class                             5/1/00       6/2/03
Neuberger Berman AMT Mid-Cap Growth Portfolio--Class S            2/18/03       6/2/03
Royce Micro-Cap Portfolio--Investment Class                      12/27/96       5/1/05
Royce Small-Cap Portfolio--Investment Class                      12/27/96       5/1/05
T. Rowe Price Equity Income Portfolio                             3/31/94      5/10/02
Van Eck Worldwide Hard Assets                                      9/1/89      5/10/02
Van Kampen UIF Emerging Markets Equity--Class I                   10/1/96      5/10/02
Victory VIF Diversified Stock--Class A Shares                      7/1/99       5/1/04

---------------------------------------------------------------------------------------
                                                                Negative numbers appear
                                                                    in parentheses.
                                                               -------------------------------------------------
                                                                           ASSUMING NO SURRENDER(%)(2)

                                                                                                         SINCE
FOR POLICIES PURCHASED PRIOR TO JUNE 2, 2003                                                          INVESTMENT
                                                                   1         3        5        10      DIVISION
INVESTMENT DIVISIONS                                             YEAR      YEAR      YEAR     YEAR     INCEPTION

Alger American SmallCap Growth--Class O Shares(4)               (47.59)   (10.76)   (1.37)   (4.10)       3.97
CVS Calvert Social Balanced Portfolio                           (32.59)   (10.12)   (4.36)   (2.53)      (0.90)
Columbia Small Cap Value Fund, Variable Series--Class B         (29.48)    (7.55)   (0.33)     N/A       (3.68)
Dreyfus IP Technology Growth--Initial Shares                    (42.27)   (12.68)   (7.73)     N/A       (0.92)
Fidelity(R) VIP Contrafund(R)--Initial Class                    (43.57)   (10.61)   (1.45)    0.05        2.97
Fidelity(R) VIP Equity-Income--Initial Class                    (43.71)   (12.85)   (5.51)   (2.03)      (3.44)
Fidelity(R) VIP Mid Cap--Service Class 2                        (40.72)    (9.53)    0.98     8.60        2.42
Janus Aspen Series Balanced--Institutional Shares               (17.39)    (0.86)    1.92     2.37        2.56
Janus Aspen Series Worldwide Growth--Institutional Shares       (45.68)   (12.14)   (6.23)   (4.11)      (2.12)
MainStay VP Balanced--Service Class                             (26.42)    (7.06)     N/A      N/A       (4.68)
MainStay VP Bond--Initial Class                                   1.82      3.00     2.29     3.28        2.99
MainStay VP Capital Appreciation--Initial Class                 (40.00)   (12.12)   (5.88)   (6.54)      (2.58)
MainStay VP Cash Management--Current 7-day yield is (1.56)%(5)    0.30      1.96     1.19     1.32        0.70
MainStay VP Common Stock--Initial Class                         (37.56)    (9.68)   (3.24)   (2.56)      (0.56)
MainStay VP Conservative Allocation--Service Class              (20.11)      N/A      N/A      N/A       (4.01)
MainStay VP Convertible--Initial Class                          (35.63)    (7.68)   (3.02)    1.51        1.01
MainStay VP Developing Growth--Initial Class                    (48.19)    (8.53)   (2.64)   (2.48)       2.34
MainStay VP Floating Rate--Service Class                        (24.42)    (7.65)     N/A      N/A       (5.72)
MainStay VP Government--Initial Class                             7.78      4.86     3.29     3.50        3.32
MainStay VP Growth Allocation--Service Class                    (38.89)      N/A      N/A      N/A      (11.51)
MainStay VP High Yield Corporate Bond--Initial Class            (25.51)    (6.29)   (1.65)    2.67        3.70
MainStay VP ICAP Select Equity--Initial Class(6)                (38.74)    (9.04)   (3.16)   (1.81)       2.11
MainStay VP International Equity--Initial Class                 (27.04)    (1.05)    3.42     1.92        6.37
MainStay VP Large Cap Growth--Initial Class                     (39.93)    (9.01)   (5.85)   (2.56)      (1.84)
MainStay VP Mid Cap Core--Initial Class                         (43.30)   (12.95)   (2.08)     N/A        2.39
MainStay VP Mid Cap Growth--Initial Class                       (45.68)   (12.84)   (1.74)     N/A        4.66
MainStay VP Mid Cap Value--Initial Class                        (33.70)   (10.36)   (2.92)     N/A       (1.67)
MainStay VP Moderate Allocation--Service Class                  (26.76)      N/A      N/A      N/A       (6.23)
MainStay VP Moderate Growth Allocation--Service Class           (33.89)      N/A      N/A      N/A       (9.51)
MainStay VP S&P 500 Index--Initial Class(7)                     (38.17)   (10.22)   (4.19)   (3.42)       0.00
MainStay VP Small Cap Growth--Initial Class                     (41.03)   (16.37)   (8.49)     N/A       (4.49)
MainStay VP Total Return--Initial Class                         (28.27)    (6.64)   (2.34)   (2.10)       0.58
MFS(R) Investors Trust Series--Initial Class                    (34.31)    (7.60)   (1.90)   (3.28)       2.11
MFS(R) Research Series--Initial Class                           (37.26)    (8.90)   (1.87)   (3.15)       1.21
MFS(R) Utilities Series--Service Class                          (38.95)    (0.58)    7.47      N/A        9.67
Neuberger Berman AMT Mid-Cap Growth Portfolio--Class S          (44.55)    (9.25)   (1.06)     N/A        0.97
Royce Micro-Cap Portfolio--Investment Class                     (44.32)   (12.26)   (3.72)    6.80       (6.43)
Royce Small-Cap Portfolio--Investment Class                     (28.52)    (7.99)    0.57     7.13       (5.65)
T. Rowe Price Equity Income Portfolio                           (37.29)    (9.45)   (3.10)    0.11       (1.84)
Van Eck Worldwide Hard Assets                                   (47.12)    (2.67)   10.82    10.00       17.63
Van Kampen UIF Emerging Markets Equity--Class I                 (57.42)    (7.55)    4.65     5.67       11.32
Victory VIF Diversified Stock--Class A Shares                   (39.01)    (9.77)   (3.33)     N/A       (3.59)

----------------------------------------------------------------------------------------------------------------
                                                                     Negative numbers appear in parentheses.

                                                               -------------------------------------------------
                                                                              ASSUMING SURRENDER(%)

                                                                                                         SINCE
FOR POLICIES PURCHASED PRIOR TO JUNE 2, 2003                                                          INVESTMENT
                                                                   1         3        5        10      DIVISION
INVESTMENT DIVISIONS                                             YEAR      YEAR      YEAR     YEAR     INCEPTION

Alger American SmallCap Growth--Class O Shares(4)               (51.36)   (12.67)   (1.37)   (4.10)       3.97
CVS Calvert Social Balanced Portfolio                           (37.44)   (12.05)   (4.36)   (2.53)      (0.90)
Columbia Small Cap Value Fund, Variable Series--Class B         (34.56)    (9.53)   (0.33)     N/A       (3.68)
Dreyfus IP Technology Growth--Initial Shares                    (46.42)   (14.55)   (7.73)     N/A       (0.92)
Fidelity(R) VIP Contrafund(R)--Initial Class                    (47.64)   (12.53)   (1.45)    0.05        2.97
Fidelity(R) VIP Equity-Income--Initial Class                    (47.76)   (14.72)   (5.51)   (2.03)      (3.44)
Fidelity(R) VIP Mid Cap--Service Class 2                        (44.99)   (11.47)    0.98     8.60        2.42
Janus Aspen Series Balanced--Institutional Shares               (23.33)    (2.99)    1.92     2.37        2.56
Janus Aspen Series Worldwide Growth--Institutional Shares       (49.59)   (14.02)   (6.23)   (4.11)      (2.12)
MainStay VP Balanced--Service Class                             (31.72)    (9.05)     N/A      N/A       (4.68)
MainStay VP Bond--Initial Class                                  (5.51)     0.79     2.29     3.28        2.99
MainStay VP Capital Appreciation--Initial Class                 (44.32)   (14.00)   (5.88)   (6.54)      (2.58)
MainStay VP Cash Management--Current 7-day yield is (1.56)%(5)   (6.92)    (0.23)    1.19     1.32        0.70
MainStay VP Common Stock--Initial Class                         (42.05)   (11.62)   (3.24)   (2.56)      (0.56)
MainStay VP Conservative Allocation--Service Class              (25.87)      N/A      N/A      N/A       (6.20)
MainStay VP Convertible--Initial Class                          (40.26)    (9.66)   (3.02)    1.51        1.01
MainStay VP Developing Growth--Initial Class                    (51.92)   (10.49)   (2.64)   (2.48)       2.34
MainStay VP Floating Rate--Service Class                        (29.86)    (9.63)     N/A      N/A       (5.72)
MainStay VP Government--Initial Class                             0.02      2.69     3.29     3.50        3.32
MainStay VP Growth Allocation--Service Class                    (43.29)      N/A      N/A      N/A      (13.55)
MainStay VP High Yield Corporate Bond--Initial Class            (30.87)    (8.30)   (1.65)    2.67        3.70
MainStay VP ICAP Select Equity--Initial Class(6)                (43.15)   (10.99)   (3.16)   (1.81)       2.11
MainStay VP International Equity--Initial Class                 (32.29)    (3.17)    3.42     1.92        6.37
MainStay VP Large Cap Growth--Initial Class                     (44.25)   (10.96)   (5.85)   (2.56)      (1.84)
MainStay VP Mid Cap Core--Initial Class                         (47.38)   (14.82)   (2.08)     N/A        2.39
MainStay VP Mid Cap Growth--Initial Class                       (49.59)   (14.71)   (1.74)     N/A        4.66
MainStay VP Mid Cap Value--Initial Class                        (38.48)   (12.28)   (2.92)     N/A       (1.67)
MainStay VP Moderate Allocation--Service Class                  (32.03)      N/A      N/A      N/A       (8.38)
MainStay VP Moderate Growth Allocation--Service Class           (38.65)      N/A      N/A      N/A      (11.59)
MainStay VP S&P 500 Index--Initial Class(7)                     (42.63)   (12.14)   (4.19)   (3.42)       0.00
MainStay VP Small Cap Growth--Initial Class                     (45.28)   (18.17)   (8.49)     N/A       (4.49)
MainStay VP Total Return--Initial Class                         (33.43)    (8.64)   (2.34)   (2.10)       0.58
MFS(R) Investors Trust Series--Initial Class                    (39.04)    (9.58)   (1.90)   (3.28)       2.11
MFS(R) Research Series--Initial Class                           (41.78)   (10.85)   (1.87)   (3.15)       1.21
MFS(R) Utilities Series--Service Class                          (43.35)    (2.71)    7.47      N/A        9.67
Neuberger Berman AMT Mid-Cap Growth Portfolio--Class S          (48.55)   (11.20)   (1.06)     N/A        0.97
Royce Micro-Cap Portfolio--Investment Class                     (48.32)   (14.14)   (3.72)    6.80       (6.43)
Royce Small-Cap Portfolio--Investment Class                     (33.67)    (9.96)    0.57     7.13       (5.65)
T. Rowe Price Equity Income Portfolio                           (41.80)   (11.39)   (3.10)    0.11       (1.84)
Van Eck Worldwide Hard Assets                                   (50.93)    (4.75)   10.82    10.00       17.63
Van Kampen UIF Emerging Markets Equity--Class I                 (60.49)    (9.53)    4.65     5.67       11.32
Victory VIF Diversified Stock--Class A Shares                   (43.40)   (11.71)   (3.33)     N/A       (3.59)

----------------------------------------------------------------------------------------------------------------
                                                                     Negative numbers appear in parentheses.


PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. DUE TO MARKET VOLATILITY, CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. THE INVESTMENT RETURN AND THE ACCUMULATION VALUE OF YOUR POLICY WILL FLUCTUATE SO THAT A POLICY, WHEN SURRENDERED MAY BE WORTH MORE OR LESS THAN THE PREMIUM PAYMENTS. FOR CURRENT TO THE MOST RECENT MONTH-END PERFORMANCE INFORMATION, PLEASE CALL 1-800-598-2019 OR VISIT WWW.NEWYORKLIFE.COM.

ALL PERFORMANCE REFLECTS THE PERCENTAGE CHANGE FOR THE PERIOD SHOWN WITH CAPITAL GAINS AND DIVIDENDS REINVESTED AND INCLUDES AN ANNUALIZED SEPARATE ACCOUNT EXPENSE CHARGE OF 1.85%. A POLICY SERVICE CHARGE, OF $50, IS NOT INCLUDED IN THESE CHARGES, BUT WILL BE DEDUCTED EACH YEAR FROM THE POLICY'S ACCUMULATION VALUE ON THE POLICY ANNIVERSARY AND UPON SURRENDER OF THE POLICY IF ON THAT DATE THE ACCUMULATION VALUE IS LESS THAN $100,000. THE PERFORMANCE SHOWN, THEREFORE, WOULD BE SLIGHTLY LOWER IF YOUR POLICY'S ACCUMULATION VALUE IS LESS THAN $100,000.

PERFORMANCE "ASSUMING NO SURRENDER" DOES NOT REFLECT THE DEDUCTION OF THE SURRENDER CHARGE (SC). IF REFLECTED, THE PERFORMANCE WOULD BE REDUCED. PERFORMANCE "ASSUMING SURRENDER" REFLECTS THE MAXIMUM SC UNDER THE POLICY. THE MAXIMUM SC FOR EACH PREMIUM PAYMENT IS 8%, DECLINING TO 7% BY THE 3RD YEAR AFTER THAT PREMIUM PAYMENT HAS BEEN IN THE POLICY, WITH NO CHARGE THEREAFTER. WITHDRAWALS AND SURRENDERS MAY BE TAXABLE TRANSACTIONS, AND PRIOR TO AGE 59 1/2, MAY BE SUBJECT TO A 10% IRS PENALTY (THE PENALTY TAX IS INCREASED TO 25% IN THE CASE OF A DISTRIBUTION FROM A SIMPLE IRA WITHIN THE FIRST TWO YEARS OF YOUR PARTICIPATION IN THE SIMPLE IRA PLAN.) THE INVESTMENT DIVISIONS OFFERED THROUGH THE NEW YORK LIFE SELECT VARIABLE ANNUITY AND DESCRIBED HEREIN ARE DIFFERENT FROM MUTUAL FUNDS THAT MAY HAVE SIMILAR NAMES BUT ARE AVAILABLE DIRECTLY TO THE GENERAL PUBLIC. INVESTMENT RESULTS MAY DIFFER.

FOR MORE INFORMATION, YOU SHOULD REFER TO YOUR PRODUCT AND FUNDS PROSPECTUS. INVESTORS ARE ASKED TO CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES OF THE INVESTMENT CAREFULLY BEFORE INVESTING. BOTH THE PRODUCT PROSPECTUS AND THE UNDERLYING FUND PROSPECTUSES CONTAIN THIS AND OTHER INFORMATION ABOUT THE PRODUCT AND UNDERLYING INVESTMENT OPTIONS. PLEASE READ THE PROSPECTUSES CAREFULLY BEFORE INVESTING.

NEW YORK LIFE (FORMERLY LIFESTAGES(R)) SELECT VARIABLE ANNUITY PERFORMANCE SUMMARY INVESTING IN NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III
AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2008

(1) The New York Life Select Variable Annuity was first offered for sale on May 10, 2002. Certain Portfolios existed prior to this date. The performance for the MainStay VP Series Fund, Inc. Service Class portfolios are based on the Initial Class Portfolio Inception Date (where applicable). The performance for all other funds is based on the Portfolio Inception Date reflected in the performance summary. The hypothetical performance has been modified to reflect Separate Account Expense Charge and Fund annual expenses as if the policy had been available during the periods shown. The New York Life Select Variable Annuity invests in NYLIAC Variable Annuity Separate Account III.

    The performance shown is for the indicated classes/shares only.

    FOR POLICIES PURCHASED ON OR AFTER JUNE 2, 2003, these Investment Divisions impose a 12b-1 fee except for CVS Calvert Social Balanced Portfolio, MainStay VP Cash Management, Royce Micro-Cap Portfolio--Investment Class, Royce Small-Cap Portfolio--Investment Class and Van Eck Worldwide Hard Assets.

    FOR POLICIES PURCHASED PRIOR TO JUNE 2, 2003, these Investment Divisions do not impose a 12b-1 fee except for Fidelity(R) VIP Mid Cap--Service Class 2 which was added on September 8, 2003, Victory VIF Diversified Stock--Class A Shares, MFS(R) Utilities Series--Service Class, Neuberger Berman AMT Mid-Cap Growth Portfolio--Class S which were added on May 1, 2004, Columbia Small Cap Value Fund, Variable Series--Class B which was added on November 15, 2004, MainStay VP Floating Rate--Service Class, MainStay VP Balanced--Service Class which were added on May 1, 2005 and MainStay VP Conservative Allocation--Service Class, MainStay VP Growth Allocation--Service Class, MainStay VP Moderate Allocation--Service Class and MainStay VP Moderate Growth Allocation--Service Class which were added on February 13, 2006.

    Performance for the classes/shares that impose a 12b-1 fee may be lower than the returns for those classes/shares that do not impose this fee.

(2) Assumes no deduction for surrender charges.

(3) Performance is calculated as of the initial date a deposit was received in the Investment Division.

(4) New allocations to the Alger American SmallCap Growth--Class O and Class S Shares Investment Divisions, will not be accepted from policyowners who were not invested in the investment division as of June 1, 2007 (formerly Alger American Small Capitalization).

(5) AN INVESTMENT IN THE MAINSTAY VP CASH MANAGEMENT PORTFOLIO IS NEITHER INSURED NOR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY AND THERE CAN BE NO ASSURANCE THAT THE PORTFOLIO WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE. ALTHOUGH THE PORTFOLIO SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE PORTFOLIO. THE CURRENT YIELD AS OF DECEMBER 31, 2008 MORE CLOSELY REFLECTS THE PORTFOLIO'S EARNINGS THAN THE TOTAL RETURN FIGURES SHOWN.

(6) The MainStay VP Value--Initial and Service Class Portfolios merged with and into the MainStay VP ICAP Select Equity--Initial and Service Class Portfolios on May 16, 2008.

(7) The S&P 500(R) Index is an unmanaged index and is widely regarded as the standard for measuring Large-Cap U.S. stock market performance. "S&P 500" is a trademark of the McGraw-Hill Companies, Inc. and has been licensed for use by the MainStay VP S&P 500 Index Portfolio. The MainStay VP S&P 500 Index Portfolio is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard and Poor's makes no representation regarding the advisability of investing in the MainStay VP S&P 500 Index Portfolio. Investors cannot directly purchase an Index.

Historically, certain fees have been assumed or reduced by some of the portfolios. Had these expenses not been assumed or reduced, the total return for these Investment Divisions would have been lower.

This product is not available in Montana, New Jersey, New York and Oregon.

SMRU # 386781 CV

NEW YORK LIFE (FORMERLY LIFESTAGES(R)) PREMIUM PLUS II VARIABLE ANNUITY PERFORMANCE SUMMARY INVESTING IN NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2008

                                                                             INVESTMENT
                                                                PORTFOLIO     DIVISION
                                                                INCEPTION     INCEPTION
INVESTMENT DIVISIONS                                               DATE        DATE(1)
Alger American SmallCap Growth--Class S Shares(4)                  5/1/02       6/2/03
CVS Calvert Social Balanced Portfolio                              9/2/86       6/2/03
Columbia Small Cap Value Fund, Variable Series--Class B            6/1/00     11/15/04
Dreyfus IP Technology Growth--Service Shares                     12/29/00       6/2/03
Fidelity(R) VIP Contrafund(R)--Service Class 2                    1/12/00       6/2/03
Fidelity(R) VIP Equity-Income--Service Class 2                    1/12/00       6/2/03
Fidelity(R) VIP Mid Cap--Service Class 2                          1/12/00       9/8/03
Janus Aspen Series Balanced--Service Shares                      12/31/99       6/2/03
Janus Aspen Series Worldwide Growth--Service Shares              12/31/99       6/2/03
MainStay VP Balanced--Service Class                                5/1/05       5/1/05
MainStay VP Bond--Service Class                                    6/2/03       6/2/03
MainStay VP Capital Appreciation--Service Class                    6/2/03       6/2/03
MainStay VP Cash Management--Current 7-day yield is (1.46)%(5)    1/29/03       6/2/03
MainStay VP Common Stock--Service Class                            6/2/03       6/2/03
MainStay VP Conservative Allocation--Service Class                2/13/06      2/13/06
MainStay VP Convertible--Service Class                             6/2/03       6/2/03
MainStay VP Developing Growth--Service Class                       6/2/03       6/2/03
MainStay VP Floating Rate--Service Class                           5/1/05       5/1/05
MainStay VP Government--Service Class                              6/2/03       6/2/03
MainStay VP Growth Allocation--Service Class                      2/13/06      2/13/06
MainStay VP High Yield Corporate Bond--Service Class               6/2/03       6/2/03
MainStay VP ICAP Select Equity--Service Class(6)                   6/2/03       6/2/03
MainStay VP International Equity--Service Class                    6/2/03       6/2/03
MainStay VP Large Cap Growth--Service Class                        6/2/03       6/2/03
MainStay VP Mid Cap Core--Service Class                            6/2/03       6/2/03
MainStay VP Mid Cap Growth--Service Class                          6/2/03       6/2/03
MainStay VP Mid Cap Value--Service Class                           6/2/03       6/2/03
MainStay VP Moderate Allocation--Service Class                    2/13/06      2/13/06
MainStay VP Moderate Growth Allocation--Service Class             2/13/06      2/13/06
MainStay VP S&P 500 Index--Service Class(7)                        6/2/03       6/2/03
MainStay VP Small Cap Growth--Service Class                        6/2/03       6/2/03
MainStay VP Total Return--Service Class                            6/2/03       6/2/03
MFS(R) Investors Trust Series--Service Class                       5/1/00       6/2/03
MFS(R) Research Series--Service Class                              5/1/00       6/2/03
MFS(R) Utilities Series--Service Class                             5/1/00       6/2/03
Neuberger Berman AMT Mid-Cap Growth Portfolio--Class S            2/18/03       6/2/03
Royce Micro-Cap Portfolio--Investment Class                      12/27/96       5/1/05
Royce Small-Cap Portfolio--Investment Class                      12/27/96       5/1/05
T. Rowe Price Equity Income Portfolio--II                         4/30/02       6/2/03
Van Eck Worldwide Hard Assets                                      9/1/89       6/2/03
Van Kampen UIF Emerging Markets Equity--Class II                  1/10/03       6/2/03
Victory VIF Diversified Stock--Class A Shares                      7/1/99       5/1/04

---------------------------------------------------------------------------------------
                                                                Negative numbers appear
                                                                    in parentheses.

                                                               ---------------------------------------------------------
                                                                               ASSUMING NO SURRENDER(%)(2)

                                                                                                                SINCE
                                                                                                             INVESTMENT
                                                                   1          3          5          10        DIVISION
INVESTMENT DIVISIONS                                            YEAR(1)    YEAR(1)    YEAR(1)    YEAR(1)    INCEPTION(3)
Alger American SmallCap Growth--Class S Shares(4)                (47.64)    (10.88)    (1.51)       N/A          2.16
CVS Calvert Social Balanced Portfolio                            (32.52)    (10.03)    (4.26)     (2.43)        (2.52)
Columbia Small Cap Value Fund, Variable Series--Class B          (29.41)     (7.45)    (0.23)       N/A         (3.43)
Dreyfus IP Technology Growth--Service Shares                     (42.27)    (12.77)    (7.84)       N/A         (4.50)
Fidelity(R) VIP Contrafund(R)--Service Class 2                   (43.69)    (10.76)    (1.61)     (0.09)         1.05
Fidelity(R) VIP Equity-Income--Service Class 2                   (43.81)    (12.98)    (5.66)     (2.16)        (2.79)
Fidelity(R) VIP Mid Cap--Service Class 2                         (40.66)     (9.43)     1.08       8.71          3.62
Janus Aspen Series Balanced--Service Shares                      (17.52)     (1.02)     1.77        N/A          2.49
Janus Aspen Series Worldwide Growth--Service Shares              (45.77)    (12.26)    (6.37)       N/A         (3.77)
MainStay VP Balanced--Service Class                              (26.35)     (6.96)      N/A        N/A         (4.63)
MainStay VP Bond--Service Class                                    1.67       2.85      2.13       3.12          1.71
MainStay VP Capital Appreciation--Service Class                  (40.09)    (12.25)    (6.03)     (6.69)        (3.60)
MainStay VP Cash Management--Current 7-day yield is (1.46)%(5)     0.40       2.06      1.29       1.42          1.03
MainStay VP Common Stock--Service Class                          (37.65)     (9.81)    (3.39)     (2.71)        (0.77)
MainStay VP Conservative Allocation--Service Class               (20.03)       N/A       N/A        N/A         (4.05)
MainStay VP Convertible--Service Class                           (35.72)     (7.82)    (3.17)      1.36         (1.42)
MainStay VP Developing Growth--Service Class                     (48.27)     (8.66)    (2.80)     (2.64)         0.38
MainStay VP Floating Rate--Service Class                         (24.34)     (7.55)      N/A        N/A         (5.91)
MainStay VP Government--Service Class                              7.62       4.71      3.12       3.34          2.29
MainStay VP Growth Allocation--Service Class                     (38.83)       N/A       N/A        N/A        (11.25)
MainStay VP High Yield Corporate Bond--Service Class             (25.61)     (6.43)    (1.80)      2.52          0.70
MainStay VP ICAP Select Equity--Service Class(6)                 (38.83)     (9.18)    (3.30)     (1.96)        (0.85)
MainStay VP International Equity--Service Class                  (27.15)     (1.20)     3.27       1.77          5.37
MainStay VP Large Cap Growth--Service Class                      (40.01)     (9.14)    (5.98)     (2.72)        (3.64)
MainStay VP Mid Cap Core--Service Class                          (43.39)    (13.08)    (2.23)       N/A          0.71
MainStay VP Mid Cap Growth--Service Class                        (45.76)    (12.97)    (1.89)       N/A          1.65
MainStay VP Mid Cap Value--Service Class                         (33.80)    (10.49)    (3.06)       N/A         (0.17)
MainStay VP Moderate Allocation--Service Class                   (26.68)       N/A       N/A        N/A         (6.10)
MainStay VP Moderate Growth Allocation--Service Class            (33.82)       N/A       N/A        N/A         (8.70)
MainStay VP S&P 500 Index--Service Class(7)                      (38.27)    (10.35)    (4.34)     (3.57)        (1.87)
MainStay VP Small Cap Growth--Service Class                      (41.12)    (16.50)    (8.63)       N/A         (4.40)
MainStay VP Total Return--Service Class                          (28.37)     (6.78)    (2.49)     (2.26)        (1.29)
MFS(R) Investors Trust Series--Service Class                     (34.42)     (7.74)    (2.05)       N/A         (0.35)
MFS(R) Research Series--Service Class                            (37.37)     (9.04)    (2.01)       N/A          0.11
MFS(R) Utilities Series--Service Class                           (38.89)     (0.48)     7.57        N/A          9.54
Neuberger Berman AMT Mid-Cap Growth Portfolio--Class S           (44.50)     (9.16)    (0.97)       N/A          1.07
Royce Micro-Cap Portfolio--Investment Class                      (44.26)    (12.17)    (3.63)      6.91         (5.55)
Royce Small-Cap Portfolio--Investment Class                      (28.45)     (7.89)     0.67       7.23         (4.36)
T. Rowe Price Equity Income Portfolio--II                        (37.38)     (9.58)    (3.24)       N/A         (0.98)
Van Eck Worldwide Hard Assets                                    (47.06)     (2.57)    10.93      10.11         15.96
Van Kampen UIF Emerging Markets Equity--Class II                 (57.50)     (7.53)     4.67        N/A          9.64
Victory VIF Diversified Stock--Class A Shares                    (38.95)     (9.68)    (3.23)       N/A         (2.92)

------------------------------------------------------------------------------------------------------------------------
                                                                         Negative numbers appear in parentheses.


                                                               ---------------------------------------------------------
                                                                                  ASSUMING SURRENDER(%)

                                                                                                                SINCE
                                                                                                             INVESTMENT
                                                                   1          3          5          10        DIVISION
INVESTMENT DIVISIONS                                            YEAR(1)    YEAR(1)    YEAR(1)    YEAR(1)    INCEPTION(3)
Alger American SmallCap Growth--Class S Shares(4)                (51.41)    (13.07)    (2.60)       N/A          1.33
CVS Calvert Social Balanced Portfolio                            (37.38)    (12.24)    (5.32)     (2.43)        (3.33)
Columbia Small Cap Value Fund, Variable Series--Class B          (34.49)     (9.73)    (1.33)       N/A         (4.72)
Dreyfus IP Technology Growth--Service Shares                     (46.42)    (14.92)    (8.86)       N/A         (5.29)
Fidelity(R) VIP Contrafund(R)--Service Class 2                   (47.74)    (12.95)    (2.70)     (0.09)         0.21
Fidelity(R) VIP Equity-Income--Service Class 2                   (47.86)    (15.12)    (6.70)     (2.16)        (3.59)
Fidelity(R) VIP Mid Cap--Service Class 2                         (44.93)    (11.66)    (0.04)      8.71          2.79
Janus Aspen Series Balanced--Service Shares                      (23.46)     (3.45)     0.65        N/A          1.67
Janus Aspen Series Worldwide Growth--Service Shares              (49.67)    (14.42)    (7.40)       N/A         (4.56)
MainStay VP Balanced--Service Class                              (31.65)     (9.25)      N/A        N/A         (6.31)
MainStay VP Bond--Service Class                                   (5.65)      0.32      1.01       3.12          0.87
MainStay VP Capital Appreciation--Service Class                  (44.40)    (14.41)    (7.07)     (6.69)        (4.39)
MainStay VP Cash Management--Current 7-day yield is (1.46)%(5)    (6.83)     (0.45)     0.17       1.42          0.20
MainStay VP Common Stock--Service Class                          (42.14)    (12.03)    (4.46)     (2.71)        (1.59)
MainStay VP Conservative Allocation--Service Class               (25.79)       N/A       N/A        N/A         (6.52)
MainStay VP Convertible--Service Class                           (40.35)    (10.08)    (4.24)      1.36         (2.24)
MainStay VP Developing Growth--Service Class                     (51.99)    (10.91)    (3.87)     (2.64)        (0.45)
MainStay VP Floating Rate--Service Class                         (29.79)     (9.83)      N/A        N/A         (7.56)
MainStay VP Government--Service Class                             (0.13)      2.21      2.04       3.34          1.46
MainStay VP Growth Allocation--Service Class                     (43.24)       N/A       N/A        N/A        (13.55)
MainStay VP High Yield Corporate Bond--Service Class             (30.97)     (8.73)    (2.88)      2.52         (0.12)
MainStay VP ICAP Select Equity--Service Class(6)                 (43.24)    (11.41)    (4.37)     (1.96)        (1.67)
MainStay VP International Equity--Service Class                  (32.39)     (3.63)     2.20       1.77          4.64
MainStay VP Large Cap Growth--Service Class                      (44.33)    (11.37)    (7.02)     (2.72)        (4.44)
MainStay VP Mid Cap Core--Service Class                          (47.46)    (15.22)    (3.31)       N/A         (0.12)
MainStay VP Mid Cap Growth--Service Class                        (49.67)    (15.11)    (2.97)       N/A          0.81
MainStay VP Mid Cap Value--Service Class                         (38.57)    (12.69)    (4.13)       N/A         (0.99)
MainStay VP Moderate Allocation--Service Class                   (31.96)       N/A       N/A        N/A         (8.51)
MainStay VP Moderate Growth Allocation--Service Class            (38.59)       N/A       N/A        N/A        (11.05)
MainStay VP S&P 500 Index--Service Class(7)                      (42.71)    (12.56)    (5.39)     (3.57)        (2.67)
MainStay VP Small Cap Growth--Service Class                      (45.36)    (18.55)    (9.64)       N/A         (5.18)
MainStay VP Total Return--Service Class                          (33.53)     (9.07)    (3.57)     (2.26)        (2.11)
MFS(R) Investors Trust Series--Service Class                     (39.14)    (10.01)    (3.13)       N/A         (1.18)
MFS(R) Research Series--Service Class                            (41.88)    (11.28)    (3.09)       N/A         (0.73)
MFS(R) Utilities Series--Service Class                           (43.29)     (2.93)     6.66        N/A          8.92
Neuberger Berman AMT Mid-Cap Growth Portfolio--Class S           (48.49)    (11.39)    (2.06)       N/A          0.23
Royce Micro-Cap Portfolio--Investment Class                      (48.27)    (14.33)    (4.69)      6.91         (7.22)
Royce Small-Cap Portfolio--Investment Class                      (33.60)    (10.16)    (0.44)      7.23         (6.05)
T. Rowe Price Equity Income Portfolio--II                        (41.89)    (11.81)    (4.31)       N/A         (1.80)
Van Eck Worldwide Hard Assets                                    (50.88)     (4.96)    10.12      10.11         15.49
Van Kampen UIF Emerging Markets Equity--Class II                 (60.56)     (9.80)     3.65        N/A          9.04
Victory VIF Diversified Stock--Class A Shares                    (43.35)    (11.90)    (4.30)       N/A         (4.08)

------------------------------------------------------------------------------------------------------------------------
                                                                         Negative numbers appear in parentheses.



PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. DUE TO MARKET VOLATILITY, CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. THE INVESTMENT RETURN AND THE ACCUMULATION VALUE OF YOUR POLICY WILL FLUCTUATE SO THAT A POLICY, WHEN SURRENDERED MAY BE WORTH MORE OR LESS THAN THE PREMIUM PAYMENTS. FOR CURRENT TO THE MOST RECENT MONTH-END PERFORMANCE INFORMATION, PLEASE CALL 1-800-598-2019 OR VISIT WWW.NEWYORKLIFE.COM.

ALL PERFORMANCE REFLECTS THE PERCENTAGE CHANGE FOR THE PERIOD SHOWN WITH CAPITAL GAINS AND DIVIDENDS REINVESTED AND INCLUDES AN ANNUALIZED SEPARATE ACCOUNT EXPENSE CHARGE OF 1.75%. A POLICY SERVICE CHARGE, OF $30, IS NOT INCLUDED IN THESE CHARGES, BUT WILL BE DEDUCTED EACH YEAR FROM THE POLICY'S ACCUMULATION VALUE ON THE POLICY ANNIVERSARY AND UPON SURRENDER OF THE POLICY IF ON THAT DATE THE ACCUMULATION VALUE IS LESS THAN $100,000. THE PERFORMANCE SHOWN, THEREFORE, WOULD BE SLIGHTLY LOWER IF YOUR POLICY'S ACCUMULATION VALUE IS LESS THAN $100,000.

PERFORMANCE "ASSUMING NO SURRENDER" DOES NOT REFLECT THE DEDUCTION OF THE SURRENDER CHARGE (SC). IF REFLECTED, THE PERFORMANCE WOULD BE REDUCED. PERFORMANCE "ASSUMING SURRENDER" REFLECTS THE MAXIMUM SC UNDER THE POLICY. THE MAXIMUM SC FOR EACH PREMIUM PAYMENT IS 8%, DECLINING TO 3% (OR 2% FOR SINGLE PREMIUM POLICIES) BY THE 8TH YEAR AFTER THAT PREMIUM PAYMENT HAS BEEN IN THE POLICY, WITH NO CHARGE THEREAFTER. WITHDRAWALS AND SURRENDERS MAY BE TAXABLE TRANSACTIONS, AND PRIOR TO AGE 59 1/2, MAY BE SUBJECT TO A 10% IRS PENALTY (THE PENALTY TAX IS INCREASED TO 25% IN THE CASE OF A DISTRIBUTION FROM A SIMPLE IRA WITHIN THE FIRST TWO YEARS OF YOUR PARTICIPATION IN THE SIMPLE IRA PLAN). THE INVESTMENT DIVISIONS OFFERED THROUGH THE NEW YORK LIFE PREMIUM PLUS II VARIABLE ANNUITY AND DESCRIBED HEREIN ARE DIFFERENT FROM MUTUAL FUNDS THAT MAY HAVE SIMILAR NAMES BUT ARE AVAILABLE DIRECTLY TO THE GENERAL PUBLIC. INVESTMENT RESULTS MAY DIFFER.

FOR MORE INFORMATION, YOU SHOULD REFER TO YOUR PRODUCT AND FUNDS PROSPECTUS. INVESTORS ARE ASKED TO CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES OF THE INVESTMENT CAREFULLY BEFORE INVESTING. BOTH THE PRODUCT PROSPECTUS AND THE UNDERLYING FUND PROSPECTUSES CONTAIN THIS AND OTHER INFORMATION ABOUT THE PRODUCT AND UNDERLYING INVESTMENT OPTIONS. PLEASE READ THE PROSPECTUSES CAREFULLY BEFORE INVESTING.

NEW YORK LIFE (FORMERLY LIFESTAGES(R)) PREMIUM PLUS II VARIABLE ANNUITY PERFORMANCE SUMMARY INVESTING IN NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2008

(1) The New York Life Premium Plus II Variable Annuity was first offered for sale on June 2, 2003. Certain Portfolios existed prior to that date. The performance for the MainStay VP Series Fund, Inc. Service Class portfolios are based on the Initial Class Portfolio Inception Date (where applicable). The performance for all other funds is based on the Portfolio Inception Date reflected in the performance summary. The hypothetical performance has been modified to reflect Separate Account Expense Charge and Fund annual expenses as if the policy had been available during the periods shown.

    The performance shown is for the indicated classes/shares only. These classes/shares impose a 12b-1 fee (except CVS Calvert Social Balanced Portfolio, MainStay VP Cash Management, Royce Micro-Cap
    Portfolio--Investment Class, Royce Small-Cap Portfolio--Investment Class and Van Eck Worldwide Hard Assets). Performance for these classes/shares may be lower than the returns for those classes/shares that do not impose a 12b-1 fee.

(2) Assumes no deduction for surrender charges.

(3) Performance is calculated as of the initial date a deposit was received in the Investment Division.

(4) New allocations to the Alger American SmallCap Growth--Class S Shares Investment Division, will not be accepted from policyowners who were not invested in the investment division as of June 1, 2007 (formerly Alger American Small Capitalization).

(5) AN INVESTMENT IN THE MAINSTAY VP CASH MANAGEMENT PORTFOLIO IS NEITHER INSURED NOR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY AND THERE CAN BE NO ASSURANCE THAT THE PORTFOLIO WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE. ALTHOUGH THE PORTFOLIO SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE PORTFOLIO. THE CURRENT YIELD AS OF DECEMBER 31, 2008 MORE CLOSELY REFLECTS THE PORTFOLIO'S EARNINGS THAN THE TOTAL RETURN FIGURES SHOWN.

(6) The MainStay VP Value--Service Class Portfolio merged with and into the MainStay VP ICAP Select Equity--Service Class Portfolio on May 16, 2008.

(7) The S&P 500(R) Index is an unmanaged index and is widely regarded as the standard for measuring Large-Cap U.S. stock market performance. "S&P 500" is a trademark of the McGraw-Hill Companies, Inc. and has been licensed for use by the MainStay VP S&P 500 Index Portfolio. The MainStay VP S&P 500 Index Portfolio is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard and Poor's makes no representation regarding the advisability of investing in the MainStay VP S&P 500 Index Portfolio. Investors cannot directly purchase an Index.

Historically, certain fees have been assumed or reduced by some of the portfolios. Had these expenses not been assumed or reduced, the total return for these Investment Divisions would have been lower.

New York Life Premium Plus II Variable Annuity is a flexible premium deferred variable annuity issued by NYLIAC. Under this policy, we will apply a Premium Credit to premiums paid in a percentage amount according to the credit rate schedule then in effect. Policies with a Premium Credit may have higher fees and expenses, and may have longer surrender charge periods than policies that do not provide the Premium Credit feature. There may be circumstances in which the purchase of a New York Life Premium Plus II Variable Annuity is less advantageous than the purchase of another New York Life variable annuity which may have lower fees but no Premium Credit. This may be the case, for example, if you intended to make fewer and smaller payments into the contract, or if you anticipate retaining the policy for a significant time beyond the surrender charge period.

This product is not available in all states.

SMRU # 386781 CV

NEW YORK LIFE (FORMERLY MAINSTAY) PLUS* VARIABLE ANNUITY PERFORMANCE SUMMARY INVESTING IN NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III
AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2008

                                                                             INVESTMENT
FOR POLICIES PURCHASED ON OR AFTER JUNE 2, 2003                 PORTFOLIO     DIVISION
                                                                INCEPTION     INCEPTION
INVESTMENT DIVISIONS                                               DATE        DATE(1)
Alger American SmallCap Growth--Class S Shares(4)                 5/1/102       6/2/03
Columbia Small Cap Value Fund, Variable Series--Class B Shares     6/1/00     11/15/04
CVS Calvert Social Balanced Portfolio                              9/2/86       6/2/03
Dreyfus IP Technology Growth--Service Shares                     12/29/00       6/2/03
Fidelity(R) VIP Contrafund(R)--Service Class 2                    1/12/00       6/2/03
Fidelity(R) VIP Equity-Income--Service Class 2                    1/12/00       6/2/03
Fidelity(R) VIP Mid Cap--Service Class 2                          1/12/00       9/8/03
Janus Aspen Series Balanced--Service Shares                      12/31/99       6/2/03
Janus Aspen Series Worldwide Growth--Service Shares              12/31/99       6/2/03
MainStay VP Balanced--Service Class                                5/2/05       5/2/05
MainStay VP Bond--Service Class                                    6/2/03       6/2/03
MainStay VP Capital Appreciation--Service Class                    6/2/03       6/2/03
MainStay VP Cash Management--Current 7-day yield is (1.11)%(5)    1/29/93       6/2/03
MainStay VP Common Stock--Service Class                            6/2/03       6/2/03
MainStay VP Conservative Allocation--Service Class                2/13/06      2/13/06
MainStay VP Convertible--Service Class                             6/2/03       6/2/03
MainStay VP Developing Growth--Service Class                       6/2/03       6/2/03
MainStay VP Floating Rate--Service Class                           5/2/05       5/2/05
MainStay VP Government--Service Class                              6/2/03       6/2/03
MainStay VP Growth Allocation--Service Class                      2/13/06      2/13/06
MainStay VP High Yield Corporate Bond--Service Class               6/2/03       6/2/03
MainStay VP ICAP Select Equity--Service Class(6)                   6/2/03       6/2/03
MainStay VP International Equity--Service Class                    6/2/03       6/2/03
MainStay VP Large Cap Growth--Service Class                        6/2/03       6/2/03
MainStay VP Mid Cap Core--Service Class                            6/2/03       6/2/03
MainStay VP Mid Cap Growth--Service Class                          6/2/03       6/2/03
MainStay VP Mid Cap Value--Service Class                           6/2/03       6/2/03
MainStay VP Moderate Allocation--Service Class                    2/13/06      2/13/06
MainStay VP Moderate Growth Allocation--Service Class             2/13/06      2/13/06
MainStay VP S&P 500 Index--Service Class(7)                        6/2/03       6/2/03
MainStay VP Small Cap Growth--Service Class                        6/2/03       6/2/03
MainStay VP Total Return--Service Class                            6/2/03       6/2/03
MFS(R) Investors Trust Series--Service Class                       5/1/00       6/2/03
MFS(R) Research Series--Service Class                              5/1/00       6/2/03
MFS(R) Utilities Series--Service Class                             5/1/00       6/2/03
Neuberger Berman AMT Mid-Cap Growth Portfolio--Class S            2/18/03       6/2/03
Royce Micro-Cap Portfolio--Investment Class                      12/27/96       5/2/05
Royce Small-Cap Portfolio--Investment Class                      12/27/96       5/2/05
T. Rowe Price Equity Income Portfolio--II                         4/30/02       6/2/03
Van Eck Worldwide Hard Assets                                      9/1/89       6/2/03
Van Kampen UIF Emerging Markets Equity--Class II                  1/10/03       6/2/03
Victory VIF Diversified Stock--Class A Shares                      7/1/99       5/1/04

---------------------------------------------------------------------------------------
                                                                Negative numbers appear
                                                                    in parentheses.
                                                               ---------------------------------------------------------
                                                                               ASSUMING NO SURRENDER(%)(2)

                                                                                                                SINCE
FOR POLICIES PURCHASED ON OR AFTER JUNE 2, 2003                                                              INVESTMENT
                                                                   1          3          5          10        DIVISION
INVESTMENT DIVISIONS                                            YEAR(1)    YEAR(1)    YEAR(1)    YEAR(1)    INCEPTION(3)
Alger American SmallCap Growth--Class S Shares(4)                (47.45)    (10.56)    (1.16)       N/A          2.50
Columbia Small Cap Value Fund, Variable Series--Class B Shares   (29.16)     (7.13)     0.12        N/A         (2.95)
CVS Calvert Social Balanced Portfolio                            (32.28)     (9.71)    (3.93)     (2.09)         2.34
Dreyfus IP Technology Growth--Service Shares                     (42.06)    (12.47)    (7.52)       N/A         (4.00)
Fidelity(R) VIP Contrafund(R)--Service Class 2                   (43.49)    (10.45)    (1.27)      0.26          1.67
Fidelity(R) VIP Equity-Income--Service Class 2                   (43.61)    (12.67)    (5.33)     (1.82)        (2.33)
Fidelity(R) VIP Mid Cap--Service Class 2                         (40.45)     (9.12)     1.44       9.09          3.65
Janus Aspen Series Balanced--Service Shares                      (17.23)     (0.67)     2.13        N/A          2.83
Janus Aspen Series Worldwide Growth--Service Shares              (45.58)    (11.96)    (6.04)       N/A         (2.99)
MainStay VP Balanced--Service Class                              (26.09)     (6.64)      N/A        N/A         (4.30)
MainStay VP Bond--Service Class                                    2.02       3.21      2.49       3.48          2.07
MainStay VP Capital Appreciation--Service Class                  (39.88)    (11.94)    (5.70)     (6.36)        (3.26)
MainStay VP Cash Management--Current 7-day yield is (1.11)%(5)     0.76       2.42      1.64       1.77          2.29
MainStay VP Common Stock--Service Class                          (37.43)     (9.50)    (3.05)     (2.37)        (0.43)
MainStay VP Conservative Allocation--Service Class               (19.75)       N/A       N/A        N/A         (3.40)
MainStay VP Convertible--Service Class                           (35.50)     (7.49)    (2.83)      1.72         (0.87)
MainStay VP Developing Growth--Service Class                     (48.09)     (8.34)    (2.45)     (2.30)         0.49
MainStay VP Floating Rate--Service Class                         (24.07)     (7.23)      N/A        N/A         (5.70)
MainStay VP Government--Service Class                              8.00       5.07      3.49       4.03          2.65
MainStay VP Growth Allocation--Service Class                     (38.62)       N/A       N/A        N/A         (9.95)
MainStay VP High Yield Corporate Bond--Service Class             (25.35)     (6.10)    (1.46)      2.88          1.06
MainStay VP ICAP Select Equity--Service Class(6)                 (38.62)     (8.86)    (2.96)     (1.62)        (0.47)
MainStay VP International Equity--Service Class                  (26.89)     (0.85)     3.64       2.13          6.26
MainStay VP Large Cap Growth--Service Class                      (39.79)     (8.82)    (5.65)     (2.38)        (3.28)
MainStay VP Mid Cap Core--Service Class                          (43.19)    (12.77)    (1.89)       N/A          1.27
MainStay VP Mid Cap Growth--Service Class                        (45.57)    (12.67)    (1.54)       N/A          2.01
MainStay VP Mid Cap Value--Service Class                         (33.57)    (10.18)    (2.72)       N/A          0.18
MainStay VP Moderate Allocation--Service Class                   (26.42)       N/A       N/A        N/A         (5.37)
MainStay VP Moderate Growth Allocation--Service Class            (33.59)       N/A       N/A        N/A         (7.90)
MainStay VP S&P 500 Index--Service Class(7)                      (38.05)    (10.03)    (4.00)     (3.23)        (1.52)
MainStay VP Small Cap Growth--Service Class                      (40.92)    (16.20)    (8.31)       N/A         (4.06)
MainStay VP Total Return--Service Class                          (28.12)     (6.45)    (2.15)     (1.91)        (0.68)
MFS(R) Investors Trust Series--Service Class                     (34.19)     (7.42)    (1.70)       N/A         (0.06)
MFS(R) Research Series--Service Class                            (37.15)     (8.72)    (1.67)       N/A          0.24
MFS(R) Utilities Series--Service Class                           (38.68)     (0.13)     7.95        N/A          9.41
Neuberger Berman AMT Mid-Cap Growth Portfolio--Class S           (44.30)     (8.84)    (0.62)       N/A          1.03
Royce Micro-Cap Portfolio--Investment Class                      (44.06)    (11.86)    (3.29)      7.28         (4.88)
Royce Small-Cap Portfolio--Investment Class                      (28.20)     (7.57)     1.02       7.61         (3.39)
T. Rowe Price Equity Income Portfolio--II                        (37.16)     (9.27)    (2.90)       N/A         (0.60)
Van Eck Worldwide Hard Assets                                    (46.88)     (2.23)    11.32      10.49          7.66
Van Kampen UIF Emerging Markets Equity--Class II                 (57.35)     (7.20)     5.04        N/A         10.58
Victory VIF Diversified Stock--Class A Shares                    (38.73)     (9.36)    (2.89)       N/A         (2.39)

------------------------------------------------------------------------------------------------------------------------
                                                                         Negative numbers appear in parentheses.

                                                               ---------------------------------------------------------
                                                                                  ASSUMING SURRENDER(%)

                                                                                                                SINCE
FOR POLICIES PURCHASED ON OR AFTER JUNE 2, 2003                                                              INVESTMENT
                                                                   1          3          5          10        DIVISION
INVESTMENT DIVISIONS                                            YEAR(1)    YEAR(1)    YEAR(1)    YEAR(1)    INCEPTION(3)
Alger American SmallCap Growth--Class S Shares(4)                (50.76)    (12.48)    (2.07)       N/A          1.85
Columbia Small Cap Value Fund, Variable Series--Class B Shares   (33.62)     (9.12)    (0.80)       N/A         (4.02)
CVS Calvert Social Balanced Portfolio                            (36.55)    (11.65)    (4.81)     (2.09)         2.34
Dreyfus IP Technology Growth--Service Shares                     (45.71)    (14.34)    (8.37)       N/A         (4.63)
Fidelity(R) VIP Contrafund(R)--Service Class 2                   (47.05)    (12.37)    (2.17)      0.26          1.00
Fidelity(R) VIP Equity-Income--Service Class 2                   (47.16)    (14.55)    (6.20)     (1.82)        (2.97)
Fidelity(R) VIP Mid Cap--Service Class 2                         (44.20)    (11.07)     0.51       9.09          3.00
Janus Aspen Series Balanced--Service Shares                      (22.45)     (2.80)     1.19        N/A          2.19
Janus Aspen Series Worldwide Growth--Service Shares              (49.01)    (13.84)    (6.90)       N/A         (3.62)
MainStay VP Balanced--Service Class                              (30.74)     (8.64)      N/A        N/A         (5.73)
MainStay VP Bond--Service Class                                   (4.40)      0.99      1.57       3.48          1.40
MainStay VP Capital Appreciation--Service Class                  (43.67)    (13.83)    (6.56)     (6.36)        (3.89)
MainStay VP Cash Management--Current 7-day yield is (1.11)%(5)    (5.59)      0.22      0.71       1.77          2.29
MainStay VP Common Stock--Service Class                          (41.37)    (11.44)    (3.94)     (2.37)        (1.08)
MainStay VP Conservative Allocation--Service Class               (24.81)       N/A       N/A        N/A         (5.55)
MainStay VP Convertible--Service Class                           (39.56)     (9.48)    (3.72)      1.72         (1.52)
MainStay VP Developing Growth--Service Class                     (51.36)    (10.31)    (3.35)     (2.30)        (0.18)
MainStay VP Floating Rate--Service Class                         (28.86)     (9.22)      N/A        N/A         (7.11)
MainStay VP Government--Service Class                              1.20       2.92      2.60       4.03          2.00
MainStay VP Growth Allocation--Service Class                     (42.48)       N/A       N/A        N/A        (11.96)
MainStay VP High Yield Corporate Bond--Service Class             (30.05)     (8.12)    (2.36)      2.88          0.39
MainStay VP ICAP Select Equity--Service Class(6)                 (42.48)    (10.81)    (3.85)     (1.62)        (1.12)
MainStay VP International Equity--Service Class                  (31.50)     (2.98)     2.75       2.13          5.71
MainStay VP Large Cap Growth--Service Class                      (43.59)    (10.78)    (6.51)     (2.38)        (3.91)
MainStay VP Mid Cap Core--Service Class                          (46.76)    (14.64)    (2.79)       N/A          0.61
MainStay VP Mid Cap Growth--Service Class                        (49.00)    (14.54)    (2.44)       N/A          1.34
MainStay VP Mid Cap Value--Service Class                         (37.75)    (12.11)    (3.61)       N/A         (0.48)
MainStay VP Moderate Allocation--Service Class                   (31.06)       N/A       N/A        N/A         (7.48)
MainStay VP Moderate Growth Allocation--Service Class            (37.77)       N/A       N/A        N/A         (9.95)
MainStay VP S&P 500 Index--Service Class(7)                      (41.95)    (11.97)    (4.88)     (3.23)        (2.17)
MainStay VP Small Cap Growth--Service Class                      (44.64)    (18.00)    (9.15)       N/A         (4.69)
MainStay VP Total Return--Service Class                          (32.65)     (8.46)    (3.05)     (1.91)        (1.33)
MFS(R) Investors Trust Series--Service Class                     (38.33)     (9.41)    (2.60)       N/A         (0.72)
MFS(R) Research Series--Service Class                            (41.11)    (10.68)    (2.57)       N/A         (0.41)
MFS(R) Utilities Series--Service Class                           (42.54)     (2.27)     7.21        N/A          8.87
Neuberger Berman AMT Mid-Cap Growth Portfolio--Class S           (47.81)    (10.80)    (1.53)       N/A          0.36
Royce Micro-Cap Portfolio--Investment Class                      (47.59)    (13.75)    (4.18)      7.28         (6.31)
Royce Small-Cap Portfolio--Investment Class                      (32.72)     (9.55)     0.09       7.61         (4.84)
T. Rowe Price Equity Income Portfolio--II                        (41.11)    (11.21)    (3.79)       N/A         (1.25)
Van Eck Worldwide Hard Assets                                    (50.22)     (4.32)    10.66      10.49          7.66
Van Kampen UIF Emerging Markets Equity--Class II                 (60.03)     (9.20)     4.20        N/A         10.13
Victory VIF Diversified Stock--Class A Shares                    (42.59)    (11.31)    (3.78)       N/A         (3.35)

------------------------------------------------------------------------------------------------------------------------
                                                                         Negative numbers appear in parentheses.


PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. DUE TO MARKET VOLATILITY, CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. THE INVESTMENT RETURN AND THE ACCUMULATION VALUE OF YOUR POLICY WILL FLUCTUATE SO THAT A POLICY, WHEN SURRENDERED, MAY BE WORTH MORE OR LESS THAN THE PREMIUM PAYMENT(S). FOR CURRENT TO THE MOST RECENT MONTH-END PERFORMANCE INFORMATION, VISIT
WWW.NEWYORKLIFEANNUITIES.COM.

ALL PERFORMANCE REFLECTS THE PERCENTAGE CHANGE FOR THE PERIOD SHOWN WITH CAPITAL GAINS AND DIVIDENDS REINVESTED AND INCLUDES AN ANNUALIZED SEPARATE ACCOUNT EXPENSES CHARGE OF 1.40%. A POLICY SERVICE CHARGE, EQUAL TO THE LESSER OF $30 OR 2% OF THE ACCUMULATION VALUE OF THE POLICY, IS NOT INCLUDED IN THESE CHARGES, BUT WILL BE DEDUCTED EACH YEAR FROM THE POLICY'S ACCUMULATION VALUE ON THE POLICY ANNIVERSARY AND UPON SURRENDER OF THE POLICY IF ON THAT DATE THE ACCUMULATION VALUE IS LESS THAN $20,000. THE PERFORMANCE SHOWN, THEREFORE, WOULD BE SLIGHTLY LOWER IF YOUR POLICY'S ACCUMULATION VALUE IS LESS THAN $20,000.

PERFORMANCE "ASSUMING NO SURRENDER" DOES NOT REFLECT THE DEDUCTION OF THE SURRENDER CHARGE (SC). IF REFLECTED, THE PERFORMANCE WOULD BE REDUCED. PERFORMANCE "ASSUMING SURRENDER" REFLECTS THE MAXIMUM SC UNDER THE POLICY. THE MAXIMUM SC FOR EACH PREMIUM PAYMENT IS 7%, DECLINING TO 4% BY THE 6TH YEAR AFTER THAT PREMIUM PAYMENT HAS BEEN IN THE POLICY, WITH NO CHARGE THEREAFTER. WITHDRAWALS AND SURRENDERS MAY BE TAXABLE TRANSACTIONS, AND PRIOR TO AGE 59 1/2, MAY BE SUBJECT TO A 10% IRS PENALTY. THE INVESTMENT DIVISIONS OFFERED THROUGH THE NEW YORK LIFE PLUS VARIABLE ANNUITY AND DESCRIBED HEREIN ARE DIFFERENT FROM MUTUAL FUNDS THAT MAY HAVE SIMILAR NAMES BUT ARE AVAILABLE DIRECTLY TO THE GENERAL PUBLIC. INVESTMENT RESULTS MAY DIFFER.

FOR MORE INFORMATION, YOU SHOULD REFER TO YOUR PRODUCT AND FUND PROSPECTUSES OR VISIT WWW.NEWYORKLIFEANNUITIES.COM. INVESTORS ARE ASKED TO CONSIDER THE OBJECTIVES, RISKS, CHARGES AND EXPENSES OF THE INVESTMENT CAREFULLY BEFORE INVESTING. BOTH THE PRODUCT PROSPECTUS AND THE UNDERLYING FUND PROSPECTUSES CONTAIN THIS AND OTHER INFORMATION ABOUT THE PRODUCT AND THE UNDERLYING INVESTMENT OPTIONS. PLEASE READ THE PROSPECTUSES CAREFULLY BEFORE INVESTING.

NEW YORK LIFE (FORMERLY MAINSTAY) PLUS* VARIABLE ANNUITY PERFORMANCE SUMMARY INVESTING IN NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III
AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2008

                                                                      -------------------------------------------------------------
                                                                                        ASSUMING NO SURRENDER(%)(2)

                                                                                                                            SINCE
                                                           INVESTMENT                                                    INVESTMENT
FOR POLICIES PURCHASED BEFORE JUNE 2, 2003      PORTFOLIO   DIVISION                                                      DIVISION
                                                INCEPTION   INCEPTION       1           3           5           10         INCEP-
INVESTMENT DIVISIONS                              DATE       DATE(1)     YEAR(1)     YEAR(1)     YEAR(1)      YEAR(1)      TION(3)
Alger American SmallCap Growth--Class O
  Shares(4)                                      9/21/88     10/1/96     (47.35)     (10.36)      (0.93)       (3.67)       (1.57)
Columbia Small Cap Value Fund, Variable
  Series--Class B Shares                          6/1/00    11/15/04     (29.16)      (7.13)       0.12          N/A        (2.95)
CVS Calvert Social Balanced Portfolio             9/2/86      5/1/95     (32.28)      (9.71)      (3.93)       (2.09)        2.34
Dreyfus IP Technology Growth--Initial Shares     8/31/99      7/6/01     (42.00)     (12.29)      (7.31)         N/A        (6.62)
Fidelity(R) VIP Contrafund(R)--Initial Class      1/3/95     10/1/96     (43.32)     (10.20)      (1.01)        0.50         4.70
Fidelity(R) VIP Equity-Income--Initial Class     10/9/86     10/1/96     (43.46)     (12.46)      (5.08)       (1.59)        1.76
Fidelity(R) VIP Mid Cap--Service Class 2         1/12/00      9/8/03     (40.45)      (9.12)       1.44         9.09         3.65
Janus Aspen Series Balanced--Institutional
  Shares                                         9/13/93     10/1/96     (17.01)      (0.42)       2.38         2.83         6.49
Janus Aspen Series Worldwide
  Growth--Institutional Shares                   9/13/93     10/1/96     (45.43)     (11.74)      (5.80)       (3.68)        0.71
MainStay VP Balanced--Service Class               5/2/05      5/2/05     (26.09)      (6.64)        N/A          N/A        (4.30)
MainStay VP Bond--Initial Class                  1/23/84      5/1/95       2.28        3.46        2.75         3.75         4.36
MainStay VP Capital Appreciation--Initial
  Class                                          1/29/93      5/1/95     (39.73)     (11.72)      (5.46)       (6.11)        1.52
MainStay VP Cash Management--Current 7-day
  yield is (1.11)%(5)                            1/29/93      5/1/95       0.76        2.42        1.64         1.77         2.29
MainStay VP Common Stock--Initial Class          1/23/84      5/1/95     (37.28)      (9.27)      (2.80)       (2.13)        4.26
MainStay VP Conservative Allocation--Service
  Class                                          2/13/06     2/13/06     (19.75)        N/A         N/A          N/A        (3.40)
MainStay VP Convertible--Initial Class           10/1/96     10/1/96     (35.33)      (7.27)      (2.59)        1.96         3.22
MainStay VP Developing Growth--Initial Class      5/1/98      5/1/98     (47.96)      (8.12)      (2.20)       (2.04)       (2.75)
MainStay VP Floating Rate--Service Class          5/2/05      5/2/05     (24.07)      (7.23)        N/A          N/A        (5.70)
MainStay VP Government--Initial Class            1/29/93      5/1/95       8.27        5.34        3.75         3.97         4.52
MainStay VP Growth Allocation--Service Class     2/13/06     2/13/06     (38.62)        N/A         N/A          N/A        (9.95)
MainStay VP High Yield Corporate
  Bond--Initial Class                             5/1/95      5/1/95     (25.17)      (5.87)      (1.21)        3.13         4.92
MainStay VP ICAP Select Equity--Initial
  Class(6)                                        5/1/98      5/1/98     (38.46)      (8.63)      (2.72)       (1.37)       (1.12)
MainStay VP International Equity--Initial
  Class                                           5/1/95      5/1/95     (26.71)      (0.60)       3.89         2.38         4.80
MainStay VP Large Cap Growth--Initial Class       5/1/98      5/1/98     (39.65)      (8.60)      (5.42)       (2.13)       (0.56)
MainStay VP Mid Cap Core--Service Class           6/2/03      6/2/03     (43.19)     (12.77)      (1.89)         N/A         1.27
MainStay VP Mid Cap Growth--Service Class         6/2/03      6/2/03     (45.57)     (12.67)      (1.54)         N/A         2.01
MainStay VP Mid Cap Value--Initial Class          7/2/01      7/2/01     (33.40)      (9.95)      (2.48)         N/A        (0.98)
MainStay VP Moderate Allocation--Service
  Class                                          2/13/06     2/13/06     (26.42)        N/A         N/A          N/A        (5.37)
MainStay VP Moderate Growth
  Allocation--Service Class                      2/13/06     2/13/06     (33.59)        N/A         N/A          N/A        (7.90)
MainStay VP S&P 500 Index--Initial Class(7)      1/29/93      5/1/95     (37.89)      (9.81)      (3.76)       (2.98)        4.04
MainStay VP Small Cap Growth--Initial Class       7/2/01      7/2/01     (40.77)     (15.99)      (8.08)         N/A        (5.95)
MainStay VP Total Return--Initial Class          1/29/93      5/1/95     (27.94)      (6.22)      (1.90)       (1.66)        3.25
MFS(R) Investors Trust Series--Initial Class     10/9/95      5/1/98     (34.01)      (7.18)      (1.46)       (2.85)       (2.19)
MFS(R) Research Series--Initial Class            7/26/95      5/1/98     (36.98)      (8.49)      (1.43)       (2.72)       (1.84)
MFS(R) Utilities Series--Initial Class            1/3/95      7/2/01     (38.54)       0.11        8.22         4.43         3.98
Neuberger Berman AMT Mid-Cap Growth
  Portfolio--Class I                             11/3/97      7/2/01     (44.16)      (8.62)      (0.37)       (1.17)       (2.43)
Royce Micro-Cap Portfolio--Investment Class     12/27/96      5/2/05     (44.06)     (11.86)      (3.29)        7.28        (4.88)
Royce Small-Cap Portfolio--Investment Class     12/27/96      5/2/05     (28.20)      (7.57)       1.02         7.61        (3.39)
T. Rowe Price Equity Income Portfolio            3/31/94      5/1/98     (37.00)      (9.04)      (2.66)        0.56         0.65
Van Eck Worldwide Hard Assets                     9/1/89      5/1/98     (46.88)      (2.23)      11.32        10.49         7.66
Van Kampen UIF Emerging Markets Equity--Class
  I                                              10/1/96     10/1/96     (57.23)      (7.13)       5.12         6.14         2.44
Victory VIF Diversified Stock--Class A Shares     7/1/99      5/1/04     (38.73)      (9.36)      (2.89)         N/A        (2.39)

-----------------------------------------------------------------------------------------------------------------------------------
                                                                      Negative numbers appear in parentheses.

                                              -------------------------------------------------------------
                                                                   ASSUMING SURRENDER(%)

                                                                                                   SINCE
FOR POLICIES PURCHASED BEFORE JUNE 2, 2003                                                      INVESTMENT
                                                    1           3           5          10        DIVISION
INVESTMENT DIVISIONS                             YEAR(1)     YEAR(1)     YEAR(1)     YEAR(1)   INCEPTION(3)
Alger American SmallCap Growth--Class O
  Shares(4)                                      (50.66)     (12.28)      (1.84)      (3.67)       (1.57)
Columbia Small Cap Value Fund, Variable
  Series--Class B Shares                         (33.62)      (9.12)      (0.80)        N/A        (4.02)
CVS Calvert Social Balanced Portfolio            (36.55)     (11.65)      (4.81)      (2.09)        2.34
Dreyfus IP Technology Growth--Initial Shares     (45.66)     (14.17)      (8.16)        N/A        (6.62)
Fidelity(R) VIP Contrafund(R)--Initial Class     (46.89)     (12.13)      (1.91)       0.50         4.70
Fidelity(R) VIP Equity-Income--Initial Class     (47.02)     (14.33)      (5.95)      (1.59)        1.76
Fidelity(R) VIP Mid Cap--Service Class 2         (44.20)     (11.07)       0.51        9.09         3.00
Janus Aspen Series Balanced--Institutional
  Shares                                         (22.24)      (2.55)       1.46        2.83         6.49
Janus Aspen Series Worldwide
  Growth--Institutional Shares                   (48.87)     (13.63)      (6.67)      (3.68)        0.71
MainStay VP Balanced--Service Class              (30.74)      (8.64)        N/A         N/A        (5.73)
MainStay VP Bond--Initial Class                   (4.17)       1.24        1.84        3.75         4.36
MainStay VP Capital Appreciation--Initial
  Class                                          (43.52)     (13.61)      (6.32)      (6.11)        1.52
MainStay VP Cash Management--Current 7-day
  yield is (1.11)%(5)                             (5.59)       0.22        0.71        1.77         2.29
MainStay VP Common Stock--Initial Class          (41.23)     (11.22)      (3.70)      (2.13)        4.26
MainStay VP Conservative Allocation--Service
  Class                                          (24.81)        N/A         N/A         N/A        (5.55)
MainStay VP Convertible--Initial Class           (39.41)      (9.26)      (3.48)       1.96         3.22
MainStay VP Developing Growth--Initial Class     (51.23)     (10.09)      (3.10)      (2.04)       (2.75)
MainStay VP Floating Rate--Service Class         (28.86)      (9.22)        N/A         N/A        (7.11)
MainStay VP Government--Initial Class              1.45        3.19        2.87        3.97         4.52
MainStay VP Growth Allocation--Service Class     (42.48)        N/A         N/A         N/A       (11.96)
MainStay VP High Yield Corporate
  Bond--Initial Class                            (29.88)      (7.89)      (2.11)       3.13         4.92
MainStay VP ICAP Select Equity--Initial
  Class(6)                                       (42.34)     (10.59)      (3.61)      (1.37)       (1.12)
MainStay VP International Equity--Initial
  Class                                          (31.33)      (2.73)       3.02        2.38         4.80
MainStay VP Large Cap Growth--Initial Class      (43.45)     (10.56)      (6.29)      (2.13)       (0.56)
MainStay VP Mid Cap Core--Service Class          (46.76)     (14.64)      (2.79)        N/A         0.61
MainStay VP Mid Cap Growth--Service Class        (49.00)     (14.54)      (2.44)        N/A         1.34
MainStay VP Mid Cap Value--Initial Class         (37.60)     (11.89)      (3.37)        N/A        (0.98)
MainStay VP Moderate Allocation--Service
  Class                                          (31.06)        N/A         N/A         N/A        (7.48)
MainStay VP Moderate Growth
  Allocation--Service Class                      (37.77)        N/A         N/A         N/A        (9.95)
MainStay VP S&P 500 Index--Initial Class(7)      (41.81)     (11.74)      (4.64)      (2.98)        4.04
MainStay VP Small Cap Growth--Initial Class      (44.50)     (17.80)      (8.92)        N/A        (5.95)
MainStay VP Total Return--Initial Class          (32.48)      (8.23)      (2.80)      (1.66)        3.25
MFS(R) Investors Trust Series--Initial Class     (38.17)      (9.17)      (2.36)      (2.85)       (2.19)
MFS(R) Research Series--Initial Class            (40.95)     (10.45)      (2.33)      (2.72)       (1.84)
MFS(R) Utilities Series--Initial Class           (42.41)      (2.04)       7.48        4.43         3.98
Neuberger Berman AMT Mid-Cap Growth
  Portfolio--Class I                             (47.68)     (10.58)      (1.28)      (1.17)       (2.43)
Royce Micro-Cap Portfolio--Investment Class      (47.59)     (13.75)      (4.18)       7.28        (6.31)
Royce Small-Cap Portfolio--Investment Class      (32.72)      (9.55)       0.09        7.61        (4.84)
T. Rowe Price Equity Income Portfolio            (40.97)     (10.99)      (3.55)       0.56         0.65
Van Eck Worldwide Hard Assets                    (50.22)      (4.32)      10.66       10.49         7.66
Van Kampen UIF Emerging Markets Equity--Class
  I                                              (59.92)      (9.12)       4.29        6.14         2.44
Victory VIF Diversified Stock--Class A Shares    (42.59)     (11.31)      (3.78)        N/A        (3.35)

-----------------------------------------------------------------------------------------------------------
                                                          Negative numbers appear in parentheses.


PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. DUE TO MARKET VOLATILITY, CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. THE INVESTMENT RETURN AND THE ACCUMULATION VALUE OF YOUR POLICY WILL FLUCTUATE SO THAT A POLICY, WHEN SURRENDERED, MAY BE WORTH MORE OR LESS THAN THE PREMIUM PAYMENT(S). FOR CURRENT TO THE MOST RECENT MONTH-END PERFORMANCE INFORMATION, VISIT
WWW.NEWYORKLIFEANNUITIES.COM.

ALL PERFORMANCE REFLECTS THE PERCENTAGE CHANGE FOR THE PERIOD SHOWN WITH CAPITAL GAINS AND DIVIDENDS REINVESTED AND INCLUDES AN ANNUALIZED SEPARATE ACCOUNT EXPENSES CHARGE OF 1.40%. A POLICY SERVICE CHARGE, EQUAL TO THE LESSER OF $30 OR 2% OF THE ACCUMULATION VALUE OF THE POLICY, IS NOT INCLUDED IN THESE CHARGES, BUT WILL BE DEDUCTED EACH YEAR FROM THE POLICY'S ACCUMULATION VALUE ON THE POLICY ANNIVERSARY AND UPON SURRENDER OF THE POLICY IF ON THAT DATE THE ACCUMULATION VALUE IS LESS THAN $20,000. THE PERFORMANCE SHOWN, THEREFORE, WOULD BE SLIGHTLY LOWER IF YOUR POLICY'S ACCUMULATION VALUE IS LESS THAN $20,000.

PERFORMANCE "ASSUMING NO SURRENDER" DOES NOT REFLECT THE DEDUCTION OF THE SURRENDER CHARGE (SC). IF REFLECTED, THE PERFORMANCE WOULD BE REDUCED. PERFORMANCE "ASSUMING SURRENDER" REFLECTS THE MAXIMUM SC UNDER THE POLICY. THE MAXIMUM SC FOR EACH PREMIUM PAYMENT IS 7%, DECLINING TO 4% BY THE 6TH YEAR AFTER THAT PREMIUM PAYMENT HAS BEEN IN THE POLICY, WITH NO CHARGE THEREAFTER. WITHDRAWALS AND SURRENDERS MAY BE TAXABLE TRANSACTIONS, AND PRIOR TO AGE 59 1/2, MAY BE SUBJECT TO A 10% IRS PENALTY. THE INVESTMENT DIVISIONS OFFERED THROUGH THE NEW YORK LIFE PLUS VARIABLE ANNUITY AND DESCRIBED HEREIN ARE DIFFERENT FROM MUTUAL FUNDS THAT MAY HAVE SIMILAR NAMES BUT ARE AVAILABLE DIRECTLY TO THE GENERAL PUBLIC. INVESTMENT RESULTS MAY DIFFER.

FOR MORE INFORMATION, YOU SHOULD REFER TO YOUR PRODUCT AND FUND PROSPECTUSES OR VISIT WWW.NEWYORKLIFEANNUITIES.COM. INVESTORS ARE ASKED TO CONSIDER THE OBJECTIVES, RISKS, CHARGES AND EXPENSES OF THE INVESTMENT CAREFULLY BEFORE INVESTING. BOTH THE PRODUCT PROSPECTUS AND THE UNDERLYING FUND PROSPECTUSES CONTAIN THIS AND OTHER INFORMATION ABOUT THE PRODUCT AND THE UNDERLYING INVESTMENT OPTIONS. PLEASE READ THE PROSPECTUSES CAREFULLY BEFORE INVESTING.

NEW YORK LIFE (FORMERLY MAINSTAY) PLUS* VARIABLE ANNUITY PERFORMANCE SUMMARY INVESTING IN NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III
AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2008

* Effective December 4, 2006, New York Life is not accepting any new business in New York Life Plus Variable Annuity policies. New York Life will continue accepting additional premium payments in existing New York Life Plus Variable Annuity policies pursuant to the contract's guidelines. Policyholders can continue to reallocate their premiums within New York Life Plus Variable Annuity Investment Divisions and New York Life will continue to service existing policies.

(1) The New York Life Plus Variable Annuity was first offered for sale on May 1, 1995. The New York Life Plus Variable Annuity invests in NYLIAC Variable Annuity Separate Account III. Certain Portfolios existed prior to the date that they were added as Investment Divisions of NYLIAC Variable Annuity Separate Account III. The performance for the MainStay VP Series Fund, Inc. Service Class portfolios are based on the Initial Class Portfolio Inception Date (where applicable). The performance for all other funds is based on the Portfolio Inception Date reflected in this performance summary. The hypothetical performance has been modified to reflect Separate Account Expense Charges and Fund annual expenses as if the policy had been available during the periods shown.

    The performance shown is for the indicated classes/shares only.

    FOR POLICIES PURCHASED ON OR AFTER JUNE 2, 2003, these classes/shares impose a 12b-1 fee except for CVS Calvert Social Balanced Portfolio, MainStay VP Cash Management, Royce Micro-Cap Portfolio--Investment Class, Royce Small-Cap Portfolio--Investment Class and Van Eck Worldwide Hard Assets.

    FOR POLICIES PURCHASED BEFORE JUNE 2, 2003, these classes/shares do not impose a 12b-1 fee except for Fidelity(R) VIP Mid Cap--Service Class 2 which was added as an Investment Division on September 8, 2003, MainStay VP Mid Cap Core--Service Class, MainStay VP Mid Cap Growth--Service Class, and Victory VIF Diversified Stock--Class A which were added as Investment Divisions on May 1, 2004, Columbia Small Cap Value, Variable Series, Class B which was added as an Investment Division on November 15, 2004, MainStay VP Floating Rate--Service Class and MainStay VP Balanced--Service Class which were added as Investment Divisions on May 1, 2005, and MainStay VP Conservative Allocation--Service Class, MainStay VP Growth Allocation--Service Class, MainStay VP Moderate Allocation--Service Class and MainStay VP Moderate Growth Allocation--Service Class which were added as Investment Divisions on February 13, 2006.

    Performance for the classes/shares that impose the 12b-1 fee may be lower than the returns for those classes/shares that do not impose a 12b-1 fee.

(2) Assumes no deduction for surrender charges.

(3) Performance is calculated as of the initial date a deposit was received in the Investment Division.

(4) New allocations to the Alger American SmallCap Growth--Class O Shares will not be accepted from policyowners who were not invested in the investment divisions as of June 1, 2007. (formerly Alger American Small Capitalization)

(5) AN INVESTMENT IN THE MAINSTAY VP CASH MANAGEMENT PORTFOLIO IS NEITHER INSURED NOR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY AND THERE CAN BE NO ASSURANCE THAT THE PORTFOLIO WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE. ALTHOUGH THE PORTFOLIO SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THIS PORTFOLIO. THE CURRENT YIELD AS OF DECEMBER 31, 2008 MORE CLOSELY REFLECTS THE PORTFOLIO'S EARNINGS THAN THE TOTAL RETURN FIGURES SHOWN.

(6) The MainStay VP Value Portfolio merged with and into the MainStay VP ICAP Select Equity Portfolio on May 16, 2008.

(7) The S&P 500(R) Index is an unmanaged index and is widely regarded as the standard for measuring large-cap U.S. stock market performance. "S&P 500" is a trademark of The McGraw-Hill Companies, Inc. and has been licensed for use by the MainStay VP S&P 500 Index Portfolio. The MainStay VP S&P 500 Index Portfolio is not sponsored, endorsed, sold or promoted by Standard & Poor's, and Standard & Poor's makes no representation regarding the advisability of investing in the MainStay VP S&P 500 Index Portfolio. Investors cannot directly purchase any index.

Historically, certain fees have been assumed or reduced by some of the portfolios. Had these expenses not been assumed or reduced, the total return for these Investment Divisions would have been lower.

SMRU # 386781 CV

NEW YORK LIFE (FORMERLY MAINSTAY) ACCESS* VARIABLE ANNUITY PERFORMANCE SUMMARY INVESTING IN NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III
AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2008


                                                                             INVESTMENT
                                                                PORTFOLIO     DIVISION
                                                                INCEPTION     INCEPTION
INVESTMENT DIVISIONS                                               DATE        DATE(1)
Alger American SmallCap Growth--Class O Shares(3)                 9/21/88      3/13/00
Columbia Small Cap Value Fund, Variable Series--Class B Shares     6/1/00     11/15/04
CVS Calvert Social Balanced Portfolio                              9/2/86      3/13/00
Dreyfus IP Technology Growth--Initial Shares                      8/31/99       7/2/01
Fidelity(R) VIP Contrafund(R)--Initial Class                       1/3/95      3/13/00
Fidelity(R) VIP Equity-Income--Initial Class                      10/9/86      3/13/00
Fidelity(R) VIP Mid Cap--Service Class 2                          1/12/00       9/8/03
Janus Aspen Series Balanced--Institutional Shares                 9/13/93      3/13/00
Janus Aspen Series Worldwide Growth--Institutional Shares         9/13/93      3/13/00
MainStay VP Balanced--Service Class                                5/2/05       5/2/05
MainStay VP Bond--Initial Class                                   1/23/84      3/13/00
MainStay VP Capital Appreciation--Initial Class                   1/29/93      3/13/00
MainStay VP Cash Management--Current 7-day yield is (1.26)(4)     1/29/93      3/13/00
MainStay VP Common Stock--Initial Class                           1/23/84      3/13/00
MainStay VP Conservative Allocation--Service Class                2/13/06      2/13/06
MainStay VP Convertible--Initial Class                            10/1/96      3/13/00
MainStay VP Developing Growth--Initial Class                       5/1/98      3/13/00
MainStay VP Floating Rate--Service Class                           5/2/05       5/2/05
MainStay VP Government--Initial Class                             1/29/93      3/13/00
MainStay VP Growth Allocation--Service Class                      2/13/06      2/13/06
MainStay VP High Yield Corporate Bond--Initial Class               5/1/95      3/13/00
MainStay VP ICAP Select Equity--Initial Class(5)                   5/1/98      3/13/00
MainStay VP International Equity--Initial Class                    5/1/95      3/13/00
MainStay VP Large Cap Growth--Initial Class                        5/1/98      3/13/00
MainStay VP Mid Cap Core--Service Class                            6/2/03       6/2/03
MainStay VP Mid Cap Growth--Service Class                          6/2/03       6/2/03
MainStay VP Mid Cap Value--Initial Class                           7/2/01       7/2/01
MainStay VP Moderate Allocation--Service Class                    2/13/06      2/13/06
MainStay VP Moderate Growth Allocation--Service Class             2/13/06      2/13/06
MainStay VP S&P 500 Index--Initial Class(6)                       1/29/93      3/13/00
MainStay VP Small Cap Growth--Initial Class                        7/2/01       7/2/01
MainStay VP Total Return--Initial Class                           1/29/93      3/13/00
MFS(R) Investors Trust Series--Initial Class                      10/9/95      3/13/00
MFS(R) Research Series--Initial Class                             7/26/95      3/13/00
MFS(R) Utilities Series--Initial Class                             1/3/95       7/2/01
Neuberger Berman AMT Mid-Cap Growth Portfolio--Class I            11/3/97       7/2/01
Royce Micro-Cap Portfolio--Investment Class                      12/27/96       5/2/05
Royce Small-Cap Portfolio--Investment Class                      12/27/96       5/2/05
T. Rowe Price Equity Income Portfolio                             3/31/94      3/13/00
Van Eck Worldwide Hard Assets                                      9/1/89      3/13/00
Van Kampen UIF Emerging Markets Equity--Class I                   10/1/96      3/13/00
Victory VIF Diversified Stock--Class A Shares                      7/1/99       5/1/04
---------------------------------------------------------------------------------------
                                                                Negative numbers appear
                                                                    in parentheses.

                                                                                                                SINCE
                                                                                                             INVESTMENT
                                                                   1          3          5          10        DIVISION
INVESTMENT DIVISIONS                                            YEAR(1)    YEAR(1)    YEAR(1)    YEAR(1)    INCEPTION(2)
Alger American SmallCap Growth--Class O Shares(3)                (47.43)    (10.49)    (1.08)     (3.81)        (6.26)
Columbia Small Cap Value Fund, Variable Series--Class B Shares   (29.26)     (7.27)    (0.03)       N/A         (3.90)
CVS Calvert Social Balanced Portfolio                            (32.38)     (9.85)    (4.07)     (2.24)        (3.98)
Dreyfus IP Technology Growth--Initial Shares                     (42.09)    (12.42)    (7.45)       N/A         (4.33)
Fidelity(R) VIP Contrafund(R)--Initial Class                     (43.40)    (10.34)    (1.15)      0.35         (1.04)
Fidelity(R) VIP Equity-Income--Initial Class                     (43.54)    (12.59)    (5.23)     (1.73)        (2.57)
Fidelity(R) VIP Mid Cap--Service Class 2                         (40.54)     (9.25)     1.28       8.92          1.59
Janus Aspen Series Balanced--Institutional Shares                (17.14)     (0.57)     2.23       2.68          1.22
Janus Aspen Series Worldwide Growth--Institutional Shares        (45.52)    (11.87)    (5.95)     (3.83)        (8.59)
MainStay VP Balanced--Service Class                              (26.20)     (6.78)      N/A        N/A         (4.58)
MainStay VP Bond--Initial Class                                    2.12       3.31      2.60       3.59          4.38
MainStay VP Capital Appreciation--Initial Class                  (39.82)    (11.85)    (5.60)     (6.25)        (8.67)
MainStay VP Cash Management--Current 7-day yield is (1.26)(4)      0.61       2.27      1.49       1.62          1.30
MainStay VP Common Stock--Initial Class                          (37.37)     (9.41)    (2.95)     (2.27)        (5.58)
MainStay VP Conservative Allocation--Service Class               (19.87)       N/A       N/A        N/A         (3.74)
MainStay VP Convertible--Initial Class                           (35.43)     (7.40)    (2.73)      1.81         (2.19)
MainStay VP Developing Growth--Initial Class                     (48.04)     (8.25)    (2.35)     (2.19)        (4.06)
MainStay VP Floating Rate--Service Class                         (24.19)     (7.37)      N/A        N/A         (5.72)
MainStay VP Government--Initial Class                              8.11       5.18      3.60       3.81          4.41
MainStay VP Growth Allocation--Service Class                     (38.71)       N/A       N/A        N/A        (11.37)
MainStay VP High Yield Corporate Bond--Initial Class             (25.28)     (6.01)    (1.35)      2.98          2.25
MainStay VP ICAP Select Equity--Initial Class(5)                 (38.56)     (8.77)    (2.87)     (1.52)        (2.38)
MainStay VP International Equity--Initial Class                  (26.82)     (0.75)     3.73       2.23          1.63
MainStay VP Large Cap Growth--Initial Class                      (39.74)     (8.73)    (5.56)     (2.27)        (7.25)
MainStay VP Mid Cap Core--Service Class                          (43.27)    (12.90)    (2.03)       N/A         (6.39)
MainStay VP Mid Cap Growth--Service Class                        (45.65)    (12.80)    (1.69)       N/A         (5.94)
MainStay VP Mid Cap Value--Initial Class                         (33.50)    (10.09)    (2.62)       N/A         (1.18)
MainStay VP Moderate Allocation--Service Class                   (26.54)       N/A       N/A        N/A         (6.00)
MainStay VP Moderate Growth Allocation--Service Class            (33.69)       N/A       N/A        N/A         (8.72)
MainStay VP S&P 500 Index--Initial Class(6)                      (37.99)     (9.94)    (3.90)     (3.13)        (4.96)
MainStay VP Small Cap Growth--Initial Class                      (40.86)    (16.12)    (8.22)       N/A         (5.78)
MainStay VP Total Return--Initial Class                          (28.05)     (6.36)    (2.05)     (1.81)        (4.00)
MFS(R) Investors Trust Series--Initial Class                     (34.11)     (7.32)    (1.60)     (2.99)        (4.15)
MFS(R) Research Series--Initial Class                            (37.07)     (8.62)    (1.57)     (2.86)        (6.19)
MFS(R) Utilities Series--Initial Class                           (38.63)     (0.04)     8.05       4.27          6.56
Neuberger Berman AMT Mid-Cap Growth Portfolio--Class I           (44.24)     (8.76)    (0.52)     (1.32)        (2.24)
Royce Micro-Cap Portfolio--Investment Class                      (44.15)    (11.99)    (3.43)      7.12         (4.80)
Royce Small-Cap Portfolio--Investment Class                      (28.30)     (7.71)     0.87       7.45         (5.09)
T. Rowe Price Equity Income Portfolio                            (37.10)     (9.18)    (2.81)      0.41          0.17
Van Eck Worldwide Hard Assets                                    (46.96)     (2.37)    11.15      10.33          9.67
Van Kampen UIF Emerging Markets Equity--Class I                  (57.30)     (7.27)     4.96       5.99         (0.44)
Victory VIF Diversified Stock--Class A Shares                    (38.95)     (9.68)    (3.23)       N/A         (5.86)
------------------------------------------------------------------------------------------------------------------------
                                                                         Negative numbers appear in parentheses.


PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. DUE TO MARKET VOLATILITY, CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. THE INVESTMENT RETURN AND THE ACCUMULATION VALUE OF YOUR POLICY WILL FLUCTUATE SO THAT A POLICY, WHEN SURRENDERED, MAY BE WORTH MORE OR LESS THAN THE PREMIUM PAYMENT(S). FOR CURRENT TO THE MOST RECENT MONTH-END PERFORMANCE INFORMATION, VISIT
WWW.NEWYORKLIFEANNUITIES.COM.

ALL PERFORMANCE REFLECTS THE PERCENTAGE CHANGE FOR THE PERIOD SHOWN WITH CAPITAL GAINS AND DIVIDENDS REINVESTED AND INCLUDES AN ANNUALIZED SEPARATE ACCOUNT EXPENSES CHARGE OF 1.55%. A POLICY SERVICE CHARGE, OF $40, IS NOT INCLUDED IN THESE CHARGES BUT WILL BE DEDUCTED EACH YEAR FROM THE POLICY'S ACCUMULATION VALUE ON THE POLICY ANNIVERSARY AND UPON SURRENDER OF THE POLICY IF ON THAT DATE THE ACCUMULATION VALUE IS LESS THAN $50,000. THE PERFORMANCE SHOWN, THEREFORE, WOULD BE SLIGHTLY LOWER IF YOUR POLICY'S ACCUMULATION VALUE IS LESS THAN $50,000. NO SURRENDER CHARGES ARE ASSESSED UNDER THE NEW YORK LIFE ACCESS VARIABLE ANNUITY. WITHDRAWALS AND SURRENDERS MAY BE TAXABLE TRANSACTIONS, AND PRIOR TO AGE 59 1/2, MAY BE SUBJECT TO A 10% IRS PENALTY. THEREFORE, THE VALUES SHOWN ARE APPLICABLE IF THE POLICY IS SURRENDERED OR NOT SURRENDERED. THE INVESTMENT DIVISIONS OFFERED THROUGH THE NEW YORK LIFE ACCESS VARIABLE ANNUITY AND DESCRIBED HEREIN ARE DIFFERENT FROM MUTUAL FUNDS THAT MAY HAVE SIMILAR NAMES BUT ARE AVAILABLE DIRECTLY TO THE GENERAL PUBLIC. INVESTMENT RESULTS MAY DIFFER.

FOR MORE INFORMATION, YOU SHOULD REFER TO YOUR PRODUCT AND FUND PROSPECTUSES OR VISIT WWW.NEWYORKLIFEANNUITIES.COM. INVESTORS ARE ASKED TO CONSIDER THE OBJECTIVES, RISKS, CHARGES AND EXPENSES OF THE INVESTMENT CAREFULLY BEFORE INVESTING. BOTH THE PRODUCT PROSPECTUS AND THE UNDERLYING FUND PROSPECTUSES CONTAIN THIS AND OTHER INFORMATION ABOUT THE PRODUCT AND THE UNDERLYING INVESTMENT OPTIONS. PLEASE READ THE PROSPECTUSES CAREFULLY BEFORE INVESTING.

NEW YORK LIFE (FORMERLY MAINSTAY) ACCESS* VARIABLE ANNUITY PERFORMANCE SUMMARY INVESTING IN NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III
AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2008

* Effective October 14, 2002, New York Life is not accepting any new business in New York Life Access Variable Annuity policies and effective April 8, 2003, New York Life is not accepting any additional premiums payments in existing New York Life Access Variable Annuity policies. Policyholders can continue to reallocate their current premiums within New York Life Access Variable Annuity Investment Divisions and New York Life will continue to service existing policies.

(1) The New York Life Access Variable Annuity was first offered for sale on March 13, 2000. The New York Life Access Variable Annuity invests in NYLIAC Variable Annuity Separate Account III. Certain Portfolios existed prior to the date that they were added as Investment Divisions of NYLIAC Variable Annuity Separate Account III. The performance for the MainStay VP Series Fund, Inc. Service Class portfolios are based on the Initial Class Portfolio Inception Date (where applicable). The performance for all other funds is based on the Portfolio Inception Date reflected in this performance summary. The hypothetical performance has been modified to reflect Separate Account Expense Charges and Fund annual expenses as if the policy had been available during the periods shown.

    The performance shown is for the indicated classes/shares only.

    These classes/shares were discontinued for new sales June 1, 2003, except for Fidelity(R) VIP Mid Cap--Service Class 2, which was added as an Investment Division on September 8, 2003, the Victory VIF Diversified Stock--Class A Shares, which was added as an Investment Division on May 1, 2004, and MainStay VP Mid Cap Core--Service Class and MainStay VP Mid Cap Growth--Service Class, which were added on June 2, 2003 as Investment Divisions of NYLIAC Variable Annuity Separate Account III but not made available as an Investment Division available through the New York Life Access Variable Annuity until May 1, 2004.

    Beginning June 2, 2003, new classes/shares of Investment Divisions were offered that impose a 12b-1 fee, except for CVS Calvert Social Balanced Portfolio, MainStay VP Cash Management, MainStay VP Conservative Allocation, MainStay VP Growth Allocation, MainStay VP Moderate Allocation, MainStay VP Moderate Growth Allocation, Royce Micro-Cap Portfolio--Investment Class, Royce Small-Cap Portfolio--Investment Class and Van Eck Worldwide Hard Assets.

    Performance for the classes/shares that impose the 12b-1 fee may be lower than the returns for those classes/shares that do not impose the 12b-1 fee.

(2) Performance is calculated as of the initial date a deposit was received in the Investment Division.

(3) New allocations to the Alger American SmallCap Growth--Class O and Class S Shares will not be accepted from policyowners who were not invested in the investment divisions as of June 1, 2007. (formerly Alger American Small Capitalization)

(4) AN INVESTMENT IN THE MAINSTAY VP CASH MANAGEMENT PORTFOLIO IS NEITHER INSURED NOR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY AND THERE CAN BE NO ASSURANCE THAT THE PORTFOLIO WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE. ALTHOUGH THE PORTFOLIO SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THIS PORTFOLIO. THE CURRENT YIELD AS OF DECEMBER 31, 2008 MORE CLOSELY REFLECTS THE PORTFOLIO'S EARNINGS THAN THE TOTAL RETURN FIGURES SHOWN.

(5) The MainStay VP Value Portfolio merged with and into the MainStay VP ICAP Select Equity Portfolio on May 16, 2008.

(6) The S&P 500(R) Index is an unmanaged index and is widely regarded as the standard for measuring large-cap U.S. stock market performance. "S&P 500" is a trademark of The McGraw-Hill Companies, Inc. and has been licensed for use by the MainStay VP S&P 500 Index Portfolio. The MainStay VP S&P 500 Index Portfolio is not sponsored, endorsed, sold or promoted by Standard & Poor's, and Standard & Poor's makes no representation regarding the advisability of investing in the MainStay VP S&P 500 Index Portfolio. Investors cannot directly purchase any index.

Historically, certain fees have been assumed or reduced by some of the portfolios. Had these expenses not been assumed or reduced, the total return for these Investment Divisions would have been lower.

SMRU # 386781 CV

NEW YORK LIFE (FORMERLY MAINSTAY) PREMIUM PLUS VARIABLE ANNUITY PERFORMANCE SUMMARY INVESTING IN NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III
AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2008

                                                                             INVESTMENT
FOR POLICIES PURCHASED ON OR AFTER JUNE 2, 2003                 PORTFOLIO     DIVISION
                                                                INCEPTION     INCEPTION
INVESTMENT DIVISIONS                                               DATE        DATE(1)
Alger American SmallCap Growth--Class S Shares(4)                  5/1/02       6/2/03
Columbia Small Cap Value Fund, Variable Series--Class B Shares     6/1/00     11/15/04
CVS Calvert Social Balanced Portfolio                              9/2/86       6/2/03
Dreyfus IP Technology Growth--Service Shares                     12/29/00       6/2/03
Fidelity(R) VIP Contrafund(R)--Service Class 2                    1/12/00       6/2/03
Fidelity(R) VIP Equity-Income--Service Class 2                    1/12/00       6/2/03
Fidelity(R) VIP Mid Cap--Service Class 2                          1/12/00       9/8/03
Janus Aspen Series Balanced--Service Shares                      12/31/99       6/2/03
Janus Aspen Series Worldwide Growth--Service Shares              12/31/99       6/2/03
MainStay VP Balanced--Service Class                                5/2/05       5/2/05
MainStay VP Bond--Service Class                                    6/2/03       6/2/03
MainStay VP Capital Appreciation--Service Class                    6/2/03       6/2/03
MainStay VP Cash Management--Current 7-day yield is (1.31)(5)     1/29/93       6/2/03
MainStay VP Common Stock--Service Class                            6/2/03       6/2/03
MainStay VP Conservative Allocation--Service Class                2/13/06      2/13/06
MainStay VP Convertible--Service Class                             6/2/03       6/2/03
MainStay VP Developing Growth--Service Class                       6/2/03       6/2/03
MainStay VP Floating Rate--Service Class                           5/2/05       5/2/05
MainStay VP Government--Service Class                              6/2/03       6/2/03
MainStay VP Growth Allocation--Service Class                      2/13/06      2/13/06
MainStay VP High Yield Corporate Bond--Service Class               6/2/03       6/2/03
MainStay VP ICAP Select Equity--Service Class(6)                   6/2/03       6/2/03
MainStay VP International Equity--Service Class                    6/2/03       6/2/03
MainStay VP Large Cap Growth--Service Class                        6/2/03       6/2/03
MainStay VP Mid Cap Core--Service Class                            6/2/03       6/2/03
MainStay VP Mid Cap Growth--Service Class                          6/2/03       6/2/03
MainStay VP Mid Cap Value--Service Class                           6/2/03       6/2/03
MainStay VP Moderate Allocation--Service Class                    2/13/06      2/13/06
MainStay VP Moderate Growth Allocation--Service Class             2/13/06      2/13/06
MainStay VP S&P 500 Index--Service Class(7)                        6/2/03       6/2/03
MainStay VP Small Cap Growth--Service Class                        6/2/03       6/2/03
MainStay VP Total Return--Service Class                            6/2/03       6/2/03
MFS(R) Investors Trust Series--Service Class                       5/1/00       6/2/03
MFS(R) Research Series--Service Class                              5/1/00       6/2/03
MFS(R) Utilities Series--Service Class                             5/1/00       6/2/03
Neuberger Berman AMT Mid-Cap Growth Portfolio--Class S            2/18/03       6/2/03
Royce Micro-Cap Portfolio--Investment Class                      12/27/96       5/2/05
Royce Small-Cap Portfolio--Investment Class                      12/27/96       5/2/05
T. Rowe Price Equity Income Portfolio--II                         4/30/02       6/2/03
Van Eck Worldwide Hard Assets                                      9/1/89       6/2/03
Van Kampen UIF Emerging Markets Equity--Class II                  1/10/03       6/2/03
Victory VIF Diversified Stock--Class A Shares                      7/1/99       5/1/04

---------------------------------------------------------------------------------------
                                                                Negative numbers appear
                                                                    in parentheses.
                                                               ---------------------------------------------------------
                                                                               ASSUMING NO SURRENDER(%)(2)

                                                                                                                SINCE
FOR POLICIES PURCHASED ON OR AFTER JUNE 2, 2003                                                              INVESTMENT
                                                                   1          3          5          10        DIVISION
INVESTMENT DIVISIONS                                            YEAR(1)    YEAR(1)    YEAR(1)    YEAR(1)    INCEPTION(3)
Alger American SmallCap Growth--Class S Shares(4)                (47.56)    (10.74)    (1.36)       N/A          2.29
Columbia Small Cap Value Fund, Variable Series--Class B Shares   (29.30)     (7.32)    (0.08)       N/A         (3.23)
CVS Calvert Social Balanced Portfolio                            (32.42)     (9.90)    (4.12)     (2.29)        (4.42)
Dreyfus IP Technology Growth--Service Shares                     (42.18)    (12.64)    (7.71)       N/A         (4.32)
Fidelity(R) VIP Contrafund(R)--Service Class 2                   (43.60)    (10.63)    (1.47)      0.06          1.33
Fidelity(R) VIP Equity-Income--Service Class 2                   (43.72)    (12.85)    (5.52)     (2.02)        (2.75)
Fidelity(R) VIP Mid Cap--Service Class 2                         (40.57)     (9.30)     1.23       8.87          3.41
Janus Aspen Series Balanced--Service Shares                      (17.40)     (0.87)     1.92        N/A          2.74
Janus Aspen Series Worldwide Growth--Service Shares              (45.69)    (12.13)    (6.23)       N/A         (3.29)
MainStay VP Balanced--Service Class                              (26.23)     (6.82)      N/A        N/A         (4.49)
MainStay VP Bond--Service Class                                    1.82       3.00      2.29       3.27          1.88
MainStay VP Capital Appreciation--Service Class                  (40.00)    (12.12)    (5.89)     (6.55)        (3.26)
MainStay VP Cash Management--Current 7-day yield is (1.31)(5)      0.56       2.22      1.44       1.57          1.19
MainStay VP Common Stock--Service Class                          (37.56)     (9.68)    (3.25)     (2.57)        (0.71)
MainStay VP Conservative Allocation--Service Class               (19.91)       N/A       N/A        N/A         (3.60)
MainStay VP Convertible--Service Class                           (35.63)     (7.68)    (3.02)      1.51         (0.99)
MainStay VP Developing Growth--Service Class                     (48.19)     (8.53)    (2.65)     (2.49)         0.06
MainStay VP Floating Rate--Service Class                         (24.23)     (7.41)      N/A        N/A         (5.89)
MainStay VP Government--Service Class                              7.78       4.86      3.28       3.50          2.37
MainStay VP Growth Allocation--Service Class                     (38.74)       N/A       N/A        N/A        (10.78)
MainStay VP High Yield Corporate Bond--Service Class             (25.50)     (6.29)    (1.65)      2.68          0.77
MainStay VP ICAP Select Equity--Service Class(6)                 (38.74)     (9.04)    (3.15)     (1.81)        (0.70)
MainStay VP International Equity--Service Class                  (27.04)     (1.05)     3.43       1.92          5.78
MainStay VP Large Cap Growth--Service Class                      (39.92)     (9.00)    (5.84)     (2.57)        (3.49)
MainStay VP Mid Cap Core--Service Class                          (43.30)    (12.95)    (2.08)       N/A          0.96
MainStay VP Mid Cap Growth--Service Class                        (45.68)    (12.84)    (1.74)       N/A          1.44
MainStay VP Mid Cap Value--Service Class                         (33.70)    (10.36)    (2.92)       N/A          0.19
MainStay VP Moderate Allocation--Service Class                   (26.57)       N/A       N/A        N/A         (5.96)
MainStay VP Moderate Growth Allocation--Service Class            (33.72)       N/A       N/A        N/A         (8.58)
MainStay VP S&P 500 Index--Service Class(7)                      (38.17)    (10.21)    (4.19)     (3.42)        (1.79)
MainStay VP Small Cap Growth--Service Class                      (41.03)    (16.37)    (8.49)       N/A         (4.13)
MainStay VP Total Return--Service Class                          (28.26)     (6.64)    (2.35)     (2.11)        (0.89)
MFS(R) Investors Trust Series--Service Class                     (34.32)     (7.60)    (1.90)       N/A         (0.12)
MFS(R) Research Series--Service Class                            (37.27)     (8.90)    (1.86)       N/A         (0.06)
MFS(R) Utilities Series--Service Class                           (38.80)     (0.33)     7.74        N/A          9.83
Neuberger Berman AMT Mid-Cap Growth Portfolio--Class S           (44.41)     (9.02)    (0.82)       N/A          0.96
Royce Micro-Cap Portfolio--Investment Class                      (44.18)    (12.04)    (3.48)      7.07         (5.36)
Royce Small-Cap Portfolio--Investment Class                      (28.34)     (7.76)     0.82       7.40         (4.42)
T. Rowe Price Equity Income Portfolio--II                        (37.28)     (9.45)    (3.09)       N/A         (0.84)
Van Eck Worldwide Hard Assets                                    (46.98)     (2.42)    11.09      10.27          9.96
Van Kampen UIF Emerging Markets Equity--Class II                 (57.43)     (7.39)     4.82        N/A          9.71
Victory VIF Diversified Stock--Class A Shares                    (38.86)     (9.54)    (3.09)       N/A         (2.78)

------------------------------------------------------------------------------------------------------------------------
                                                                         Negative numbers appear in parentheses.

                                                               ---------------------------------------------------------
                                                                                  ASSUMING SURRENDER(%)

                                                                                                                SINCE
FOR POLICIES PURCHASED ON OR AFTER JUNE 2, 2003                                                              INVESTMENT
                                                                   1          3          5          10        DIVISION
INVESTMENT DIVISIONS                                            YEAR(1)    YEAR(1)    YEAR(1)    YEAR(1)    INCEPTION(3)
Alger American SmallCap Growth--Class S Shares(4)                (51.33)    (12.94)    (2.64)       N/A          1.30
Columbia Small Cap Value Fund, Variable Series--Class B Shares   (34.39)     (9.60)    (1.37)       N/A         (4.75)
CVS Calvert Social Balanced Portfolio                            (37.28)    (12.11)    (5.36)     (2.29)        (4.42)
Dreyfus IP Technology Growth--Service Shares                     (46.34)    (14.79)    (8.90)       N/A         (5.26)
Fidelity(R) VIP Contrafund(R)--Service Class 2                   (47.67)    (12.82)    (2.74)      0.06          0.32
Fidelity(R) VIP Equity-Income--Service Class 2                   (47.78)    (14.99)    (6.74)     (2.02)        (3.72)
Fidelity(R) VIP Mid Cap--Service Class 2                         (44.85)    (11.53)    (0.08)      8.87          2.40
Janus Aspen Series Balanced--Service Shares                      (23.34)     (3.31)     0.61        N/A          1.77
Janus Aspen Series Worldwide Growth--Service Shares              (49.60)    (14.29)    (7.44)       N/A         (4.24)
MainStay VP Balanced--Service Class                              (31.55)     (9.11)      N/A        N/A         (6.41)
MainStay VP Bond--Service Class                                   (5.51)      0.47      0.97       3.27          0.87
MainStay VP Capital Appreciation--Service Class                  (44.32)    (14.28)    (7.10)     (6.55)        (4.22)
MainStay VP Cash Management--Current 7-day yield is (1.31)(5)     (6.68)     (0.30)     0.13       1.57          1.19
MainStay VP Common Stock--Service Class                          (42.05)    (11.90)    (4.50)     (2.57)        (1.69)
MainStay VP Conservative Allocation--Service Class               (25.68)       N/A       N/A        N/A         (6.07)
MainStay VP Convertible--Service Class                           (40.26)     (9.95)    (4.28)      1.51         (1.97)
MainStay VP Developing Growth--Service Class                     (51.92)    (10.78)    (3.91)     (2.49)        (0.94)
MainStay VP Floating Rate--Service Class                         (29.68)     (9.69)      N/A        N/A         (7.79)
MainStay VP Government--Service Class                              0.02       2.38      2.02       3.50          1.38
MainStay VP Growth Allocation--Service Class                     (43.15)       N/A       N/A        N/A        (13.07)
MainStay VP High Yield Corporate Bond--Service Class             (30.87)     (8.60)    (2.92)      2.68         (0.22)
MainStay VP ICAP Select Equity--Service Class(6)                 (43.15)    (11.28)    (4.41)     (1.81)        (1.69)
MainStay VP International Equity--Service Class                  (32.29)     (3.48)     2.17       1.92          4.93
MainStay VP Large Cap Growth--Service Class                      (44.24)    (11.24)    (7.06)     (2.57)        (4.44)
MainStay VP Mid Cap Core--Service Class                          (47.38)    (15.09)    (3.35)       N/A         (0.04)
MainStay VP Mid Cap Growth--Service Class                        (49.59)    (14.99)    (3.01)       N/A          0.43
MainStay VP Mid Cap Value--Service Class                         (38.48)    (12.56)    (4.17)       N/A         (0.80)
MainStay VP Moderate Allocation--Service Class                   (31.86)       N/A       N/A        N/A         (8.37)
MainStay VP Moderate Growth Allocation--Service Class            (38.49)       N/A       N/A        N/A        (10.93)
MainStay VP S&P 500 Index--Service Class(7)                      (42.62)    (12.42)    (5.43)     (3.42)        (2.76)
MainStay VP Small Cap Growth--Service Class                      (45.28)    (18.43)    (9.67)       N/A         (5.08)
MainStay VP Total Return--Service Class                          (33.43)     (8.93)    (3.61)     (2.11)        (1.88)
MFS(R) Investors Trust Series--Service Class                     (39.05)     (9.88)    (3.17)       N/A         (1.11)
MFS(R) Research Series--Service Class                            (41.79)    (11.14)    (3.13)       N/A         (1.05)
MFS(R) Utilities Series--Service Class                           (43.21)     (2.78)     6.68        N/A          9.08
Neuberger Berman AMT Mid-Cap Growth Portfolio--Class S           (48.42)    (11.26)    (2.10)       N/A         (0.05)
Royce Micro-Cap Portfolio--Investment Class                      (48.19)    (14.20)    (4.73)      7.07         (7.29)
Royce Small-Cap Portfolio--Investment Class                      (33.50)    (10.03)    (0.49)      7.40         (6.37)
T. Rowe Price Equity Income Portfolio--II                        (41.80)    (11.68)    (4.34)       N/A         (1.82)
Van Eck Worldwide Hard Assets                                    (50.80)     (4.82)    10.16      10.27          9.96
Van Kampen UIF Emerging Markets Equity--Class II                 (60.50)     (9.67)     3.64        N/A          8.99
Victory VIF Diversified Stock--Class A Shares                    (43.26)    (11.77)    (4.34)       N/A         (4.13)

------------------------------------------------------------------------------------------------------------------------
                                                                         Negative numbers appear in parentheses.


PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. DUE TO MARKET VOLATILITY, CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. THE INVESTMENT RETURN AND THE ACCUMULATION VALUE OF YOUR POLICY WILL FLUCTUATE SO THAT A POLICY, WHEN SURRENDERED, MAY BE WORTH MORE OR LESS THAN THE PREMIUM PAYMENT(S). FOR CURRENT TO THE MOST RECENT MONTH-END PERFORMANCE INFORMATION, VISIT
WWW.NEWYORKLIFEANNUITIES.COM.

ALL PERFORMANCE REFLECTS THE PERCENTAGE CHANGE FOR THE PERIOD SHOWN WITH CAPITAL GAINS AND DIVIDENDS REINVESTED AND INCLUDES AN ANNUALIZED SEPARATE ACCOUNT EXPENSES CHARGE OF 1.60% BUT DOES NOT INCLUDE ANY CREDITS APPLIED. A POLICY SERVICE CHARGE, OF $30, IS NOT INCLUDED IN THESE CHARGES, BUT WILL BE DEDUCTED EACH YEAR FROM THE POLICY'S ACCUMULATION VALUE ON THE POLICY ANNIVERSARY AND UPON SURRENDER OF THE POLICY IF ON THAT DATE THE ACCUMULATION VALUE IS LESS THAN $100,000. THE PERFORMANCE SHOWN, THEREFORE, WOULD BE SLIGHTLY LOWER IF YOUR POLICY'S ACCUMULATION VALUE IS LESS THAN $100,000.

PERFORMANCE "ASSUMING NO SURRENDER" DOES NOT REFLECT THE DEDUCTION OF THE SURRENDER CHARGE (SC). IF REFLECTED, THE PERFORMANCE WOULD BE REDUCED. PERFORMANCE "ASSUMING SURRENDER" REFLECTS THE MAXIMUM SC UNDER THE POLICY. THE MAXIMUM SC FOR EACH PREMIUM PAYMENT IS 8%, DECLINING TO 4% (2% FOR SINGLE PREMIUM POLICIES) BY THE 8TH YEAR AFTER THAT PREMIUM PAYMENT HAS BEEN IN THE POLICY, WITH NO CHARGE THEREAFTER. WITHDRAWALS AND SURRENDERS MAY BE TAXABLE TRANSACTIONS, AND PRIOR TO AGE 59 1/2, MAY BE SUBJECT TO A 10% IRS PENALTY. THE INVESTMENT DIVISIONS OFFERED THROUGH THE NEW YORK LIFE PREMIUM PLUS VARIABLE ANNUITY AND DESCRIBED HEREIN ARE DIFFERENT FROM MUTUAL FUNDS THAT MAY HAVE SIMILAR NAMES BUT ARE AVAILABLE DIRECTLY TO THE GENERAL PUBLIC. INVESTMENT RESULTS MAY DIFFER.

FOR MORE INFORMATION, YOU SHOULD REFER TO YOUR PRODUCT AND FUND PROSPECTUSES OR VISIT WWW.NEWYORKLIFEANNUITIES.COM. INVESTORS ARE ASKED TO CONSIDER THE OBJECTIVES, RISKS, CHARGES AND EXPENSES OF THE INVESTMENT CAREFULLY BEFORE INVESTING. BOTH THE PRODUCT PROSPECTUS AND THE UNDERLYING FUND PROSPECTUSES CONTAIN THIS AND OTHER INFORMATION ABOUT THE PRODUCT AND THE UNDERLYING INVESTMENT OPTIONS. PLEASE READ THE PROSPECTUSES CAREFULLY BEFORE INVESTING.

NEW YORK LIFE (FORMERLY MAINSTAY) PREMIUM PLUS VARIABLE ANNUITY PERFORMANCE SUMMARY INVESTING IN NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III
AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2008

                                                                             INVESTMENT
FOR POLICIES PURCHASED BEFORE JUNE 2, 2003                      PORTFOLIO     DIVISION
                                                                INCEPTION     INCEPTION
INVESTMENT DIVISIONS                                               DATE        DATE(1)
Alger American SmallCap Growth--Class O Shares(4)                 9/21/88      7/10/00
Columbia Small Cap Value Fund, Variable Series--Class B Shares     6/1/00     11/15/04
CVS Calvert Social Balanced Portfolio                              9/2/86      7/10/00
Dreyfus IP Technology Growth--Initial Shares                      8/31/99       7/6/01
Fidelity(R) VIP Contrafund(R)--Initial Class                       1/3/95      7/10/00
Fidelity(R) VIP Equity-Income--Initial Class                      10/9/86      7/10/00
Fidelity(R) VIP Mid Cap--Service Class 2                          1/12/00       9/8/03
Janus Aspen Series Balanced--Institutional Shares                 9/13/93      7/10/00
Janus Aspen Series Worldwide Growth--Institutional Shares         9/13/93      7/10/00
MainStay VP Balanced--Service Class                                5/2/05       5/2/05
MainStay VP Bond--Initial Class                                   1/23/84      7/10/00
MainStay VP Capital Appreciation--Initial Class                   1/29/93      7/10/00
MainStay VP Cash Management--Current 7-day yield is (1.31)%(5)    1/29/93      7/10/00
MainStay VP Common Stock--Initial Class                           1/23/84      7/10/00
MainStay VP Conservative Allocation--Service Class                2/13/06      2/13/06
MainStay VP Convertible--Initial Class                            10/1/96      7/10/00
MainStay VP Developing Growth--Initial Class                       5/1/98      7/10/00
MainStay VP Floating Rate--Service Class                           5/2/05       5/2/05
MainStay VP Government--Initial Class                             1/29/93      7/10/00
MainStay VP Growth Allocation--Service Class                      2/13/06      2/13/06
MainStay VP High Yield Corporate Bond--Initial Class               5/1/95      7/10/00
MainStay VP ICAP Select Equity--Initial Class(6)                   5/1/98      7/10/00
MainStay VP International Equity--Initial Class                    5/1/95      7/10/00
MainStay VP Large Cap Growth--Initial Class                        5/1/98      7/10/00
MainStay VP Mid Cap Core--Service Class                            6/2/03       6/2/03
MainStay VP Mid Cap Growth--Service Class                          6/2/03       6/2/03
MainStay VP Mid Cap Value--Initial Class                           7/2/01       7/2/01
MainStay VP Moderate Allocation--Service Class                    2/13/06      2/13/06
MainStay VP Moderate Growth Allocation--Service Class             2/13/06      2/13/06
MainStay VP S&P 500 Index--Initial Class(7)                       1/29/93      7/10/00
MainStay VP Small Cap Growth--Initial Class                        7/2/01       7/2/01
MainStay VP Total Return--Initial Class                           1/29/93      7/10/00
MFS(R) Investors Trust Series--Initial Class                      10/9/95      7/10/00
MFS(R) Research Series--Initial Class                             7/26/95      7/10/00
MFS(R) Utilities Series--Initial Class                             1/3/95       7/2/01
Neuberger Berman AMT Mid-Cap Growth Portfolio--Class I            11/3/97       7/2/01
Royce Micro-Cap Portfolio--Investment Class                      12/27/96       5/2/05
Royce Small-Cap Portfolio--Investment Class                      12/27/96       5/2/05
T. Rowe Price Equity Income Portfolio                             3/31/94      7/10/00
Van Eck Worldwide Hard Assets                                      9/1/89      7/10/00
Van Kampen UIF Emerging Markets Equity--Class I                   10/1/96      7/10/00
Victory VIF Diversified Stock--Class A Shares                      7/1/99       5/1/04

---------------------------------------------------------------------------------------
                                                                Negative numbers appear
                                                                    in parentheses.

                                                               ---------------------------------------------------------
                                                                               ASSUMING NO SURRENDER(%)(2)

                                                                                                                SINCE
FOR POLICIES PURCHASED BEFORE JUNE 2, 2003                                                                   INVESTMENT
                                                                   1          3          5          10        DIVISION
INVESTMENT DIVISIONS                                            YEAR(1)    YEAR(1)    YEAR(1)    YEAR(1)    INCEPTION(3)
Alger American SmallCap Growth--Class O Shares(4)                (47.45)    (10.54)    (1.13)     (3.86)        (7.28)
Columbia Small Cap Value Fund, Variable Series--Class B Shares   (29.30)     (7.32)    (0.08)       N/A         (3.23)
CVS Calvert Social Balanced Portfolio                            (32.42)     (9.90)    (4.12)     (2.29)        (4.42)
Dreyfus IP Technology Growth--Initial Shares                     (42.12)    (12.46)    (7.50)       N/A         (6.58)
Fidelity(R) VIP Contrafund(R)--Initial Class                     (43.43)    (10.38)    (1.20)      0.30         (1.55)
Fidelity(R) VIP Equity-Income--Initial Class                     (43.57)    (12.63)    (5.27)     (1.78)        (2.83)
Fidelity(R) VIP Mid Cap--Service Class 2                         (40.57)     (9.30)     1.23       8.87          3.41
Janus Aspen Series Balanced--Institutional Shares                (17.18)     (0.62)     2.18       2.63          0.50
Janus Aspen Series Worldwide Growth--Institutional Shares        (45.54)    (11.92)    (5.99)     (3.87)        (9.73)
MainStay VP Balanced--Service Class                              (26.23)     (6.82)      N/A        N/A         (4.49)
MainStay VP Bond--Initial Class                                    2.07       3.26      2.55       3.54          4.19
MainStay VP Capital Appreciation--Initial Class                  (39.85)    (11.90)    (5.65)     (6.30)        (9.87)
MainStay VP Cash Management--Current 7-day yield is (1.31)%(5)     0.56       2.22      1.44       1.57          1.19
MainStay VP Common Stock--Initial Class                          (37.40)     (9.45)    (3.00)     (2.32)        (5.64)
MainStay VP Conservative Allocation--Service Class               (19.91)       N/A       N/A        N/A         (3.60)
MainStay VP Convertible--Initial Class                           (35.47)     (7.45)    (2.78)      1.76         (2.79)
MainStay VP Developing Growth--Initial Class                     (48.06)     (8.30)    (2.40)     (2.24)        (4.04)
MainStay VP Floating Rate--Service Class                         (24.23)     (7.41)      N/A        N/A         (5.89)
MainStay VP Government--Initial Class                              8.05       5.12      3.54       3.76          4.33
MainStay VP Growth Allocation--Service Class                     (38.74)       N/A       N/A        N/A        (10.78)
MainStay VP High Yield Corporate Bond--Initial Class             (25.32)     (6.06)    (1.40)      2.93          2.06
MainStay VP ICAP Select Equity--Initial Class(6)                 (38.59)     (8.81)    (2.92)     (1.57)        (2.57)
MainStay VP International Equity--Initial Class                  (26.86)     (0.80)     3.68       2.18          1.64
MainStay VP Large Cap Growth--Initial Class                      (39.77)     (8.78)    (5.61)     (2.32)        (9.16)
MainStay VP Mid Cap Core--Service Class                          (43.30)    (12.95)    (2.08)       N/A          0.96
MainStay VP Mid Cap Growth--Service Class                        (45.68)    (12.84)    (1.74)       N/A          1.44
MainStay VP Mid Cap Value--Initial Class                         (33.54)    (10.13)    (2.67)       N/A         (0.98)
MainStay VP Moderate Allocation--Service Class                   (26.57)       N/A       N/A        N/A         (5.96)
MainStay VP Moderate Growth Allocation--Service Class            (33.72)       N/A       N/A        N/A         (8.58)
MainStay VP S&P 500 Index--Initial Class(7)                      (38.02)     (9.99)    (3.95)     (3.18)        (5.42)
MainStay VP Small Cap Growth--Initial Class                      (40.89)    (16.16)    (8.26)       N/A         (6.18)
MainStay VP Total Return--Initial Class                          (28.09)     (6.40)    (2.09)     (1.86)        (4.61)
MFS(R) Investors Trust Series--Initial Class                     (34.15)     (7.37)    (1.65)     (3.04)        (4.45)
MFS(R) Research Series--Initial Class                            (37.11)     (8.67)    (1.62)     (2.91)        (6.83)
MFS(R) Utilities Series--Initial Class                           (38.66)     (0.09)     8.00       4.22          2.99
Neuberger Berman AMT Mid-Cap Growth Portfolio--Class I           (44.27)     (8.80)    (0.57)     (1.37)        (2.10)
Royce Micro-Cap Portfolio--Investment Class                      (44.18)    (12.04)    (3.48)      7.07         (5.36)
Royce Small-Cap Portfolio--Investment Class                      (28.34)     (7.76)     0.82       7.40         (4.42)
T. Rowe Price Equity Income Portfolio                            (37.13)     (9.22)    (2.85)      0.36         (0.11)
Van Eck Worldwide Hard Assets                                    (46.98)     (2.42)    11.09      10.27          9.96
Van Kampen UIF Emerging Markets Equity--Class I                  (57.32)     (7.31)     4.91       5.94          1.32
Victory VIF Diversified Stock--Class A Shares                    (38.86)     (9.54)    (3.09)       N/A         (2.78)

------------------------------------------------------------------------------------------------------------------------
                                                                         Negative numbers appear in parentheses.


                                                               ---------------------------------------------------------
                                                                                  ASSUMING SURRENDER(%)

                                                                                                                SINCE
FOR POLICIES PURCHASED BEFORE JUNE 2, 2003                                                                   INVESTMENT
                                                                   1          3          5          10        DIVISION
INVESTMENT DIVISIONS                                            YEAR(1)    YEAR(1)    YEAR(1)    YEAR(1)    INCEPTION(3)
Alger American SmallCap Growth--Class O Shares(4)                (51.24)    (12.74)    (2.41)     (3.86)        (7.28)
Columbia Small Cap Value Fund, Variable Series--Class B Shares   (34.39)     (9.60)    (1.37)       N/A         (4.75)
CVS Calvert Social Balanced Portfolio                            (37.28)    (12.11)    (5.36)     (2.29)        (4.42)
Dreyfus IP Technology Growth--Initial Shares                     (46.29)    (14.62)    (8.69)       N/A         (7.04)
Fidelity(R) VIP Contrafund(R)--Initial Class                     (47.50)    (12.59)    (2.48)      0.30         (1.55)
Fidelity(R) VIP Equity-Income--Initial Class                     (47.63)    (14.78)    (6.50)     (1.78)        (2.83)
Fidelity(R) VIP Mid Cap--Service Class 2                         (44.85)    (11.53)    (0.08)      8.87          2.40
Janus Aspen Series Balanced--Institutional Shares                (23.14)     (3.06)     0.86       2.63          0.50
Janus Aspen Series Worldwide Growth--Institutional Shares        (49.47)    (14.08)    (7.21)     (3.87)        (9.73)
MainStay VP Balanced--Service Class                              (31.55)     (9.11)      N/A        N/A         (6.41)
MainStay VP Bond--Initial Class                                   (5.28)      0.72      1.25       3.54          4.19
MainStay VP Capital Appreciation--Initial Class                  (44.18)    (14.06)    (6.87)     (6.30)        (9.87)
MainStay VP Cash Management--Current 7-day yield is (1.31)%(5)    (6.68)     (0.30)     0.13       1.57          1.19
MainStay VP Common Stock--Initial Class                          (41.91)    (11.68)    (4.25)     (2.32)        (5.64)
MainStay VP Conservative Allocation--Service Class               (25.68)       N/A       N/A        N/A         (6.07)
MainStay VP Convertible--Initial Class                           (40.11)     (9.72)    (4.04)      1.76         (2.79)
MainStay VP Developing Growth--Initial Class                     (51.80)    (10.56)    (3.66)     (2.24)        (4.04)
MainStay VP Floating Rate--Service Class                         (29.68)     (9.69)      N/A        N/A         (7.79)
MainStay VP Government--Initial Class                              0.27       2.65      2.30       3.76          4.33
MainStay VP Growth Allocation--Service Class                     (43.15)       N/A       N/A        N/A        (13.07)
MainStay VP High Yield Corporate Bond--Initial Class             (30.70)     (8.37)    (2.68)      2.93          2.06
MainStay VP ICAP Select Equity--Initial Class(6)                 (43.01)    (11.06)    (4.17)     (1.57)        (2.57)
MainStay VP International Equity--Initial Class                  (32.12)     (3.24)     2.44       2.18          1.64
MainStay VP Large Cap Growth--Initial Class                      (44.11)    (11.02)    (6.83)     (2.32)        (9.16)
MainStay VP Mid Cap Core--Service Class                          (47.38)    (15.09)    (3.35)       N/A         (0.04)
MainStay VP Mid Cap Growth--Service Class                        (49.59)    (14.99)    (3.01)       N/A          0.43
MainStay VP Mid Cap Value--Initial Class                         (38.32)    (12.34)    (3.93)       N/A         (1.47)
MainStay VP Moderate Allocation--Service Class                   (31.86)       N/A       N/A        N/A         (8.37)
MainStay VP Moderate Growth Allocation--Service Class            (38.49)       N/A       N/A        N/A        (10.93)
MainStay VP S&P 500 Index--Initial Class(7)                      (42.48)    (12.20)    (5.19)     (3.18)        (5.42)
MainStay VP Small Cap Growth--Initial Class                      (45.14)    (18.22)    (9.45)       N/A         (6.64)
MainStay VP Total Return--Initial Class                          (33.26)     (8.71)    (3.36)     (1.86)        (4.61)
MFS(R) Investors Trust Series--Initial Class                     (38.89)     (9.64)    (2.93)     (3.04)        (4.45)
MFS(R) Research Series--Initial Class                            (41.63)    (10.92)    (2.90)     (2.91)        (6.83)
MFS(R) Utilities Series--Initial Class                           (43.08)     (2.55)     6.95       4.22          2.54
Neuberger Berman AMT Mid-Cap Growth Portfolio--Class I           (48.29)    (11.05)    (1.86)     (1.37)        (2.59)
Royce Micro-Cap Portfolio--Investment Class                      (48.19)    (14.20)    (4.73)      7.07         (7.29)
Royce Small-Cap Portfolio--Investment Class                      (33.50)    (10.03)    (0.49)      7.40         (6.37)
T. Rowe Price Equity Income Portfolio                            (41.66)    (11.46)    (4.11)      0.36         (0.11)
Van Eck Worldwide Hard Assets                                    (50.80)     (4.82)    10.16      10.27          9.96
Van Kampen UIF Emerging Markets Equity--Class I                  (60.39)     (9.59)     3.73       5.94          1.32
Victory VIF Diversified Stock--Class A Shares                    (43.26)    (11.77)    (4.34)       N/A         (4.13)

------------------------------------------------------------------------------------------------------------------------
                                                                         Negative numbers appear in parentheses.



PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. DUE TO MARKET VOLATILITY, CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. THE INVESTMENT RETURN AND THE ACCUMULATION VALUE OF YOUR POLICY WILL FLUCTUATE SO THAT A POLICY, WHEN SURRENDERED, MAY BE WORTH MORE OR LESS THAN THE PREMIUM PAYMENT(S). FOR CURRENT TO THE MOST RECENT MONTH-END PERFORMANCE INFORMATION, VISIT
WWW.NEWYORKLIFEANNUITIES.COM.

ALL PERFORMANCE REFLECTS THE PERCENTAGE CHANGE FOR THE PERIOD SHOWN WITH CAPITAL GAINS AND DIVIDENDS REINVESTED AND INCLUDES AN ANNUALIZED SEPARATE ACCOUNT EXPENSES CHARGE OF 1.60% BUT DOES NOT INCLUDE ANY CREDITS APPLIED. A POLICY SERVICE CHARGE, OF $30, IS NOT INCLUDED IN THESE CHARGES, BUT WILL BE DEDUCTED EACH YEAR FROM THE POLICY'S ACCUMULATION VALUE ON THE POLICY ANNIVERSARY AND UPON SURRENDER OF THE POLICY IF ON THAT DATE THE ACCUMULATION VALUE IS LESS THAN $100,000. THE PERFORMANCE SHOWN, THEREFORE, WOULD BE SLIGHTLY LOWER IF YOUR POLICY'S ACCUMULATION VALUE IS LESS THAN $100,000.

PERFORMANCE "ASSUMING NO SURRENDER" DOES NOT REFLECT THE DEDUCTION OF THE SURRENDER CHARGE (SC). IF REFLECTED, THE PERFORMANCE WOULD BE REDUCED. PERFORMANCE "ASSUMING SURRENDER" REFLECTS THE MAXIMUM SC UNDER THE POLICY. THE MAXIMUM SC FOR EACH PREMIUM PAYMENT IS 8%, DECLINING TO 4% (2% FOR SINGLE PREMIUM POLICIES) BY THE 8TH YEAR AFTER THAT PREMIUM PAYMENT HAS BEEN IN THE POLICY, WITH NO CHARGE THEREAFTER. WITHDRAWALS AND SURRENDERS MAY BE TAXABLE TRANSACTIONS, AND PRIOR TO AGE 59 1/2, MAY BE SUBJECT TO A 10% IRS PENALTY. THE INVESTMENT DIVISIONS OFFERED THROUGH THE NEW YORK LIFE PREMIUM PLUS VARIABLE ANNUITY AND DESCRIBED HEREIN ARE DIFFERENT FROM MUTUAL FUNDS THAT MAY HAVE SIMILAR NAMES BUT ARE AVAILABLE DIRECTLY TO THE GENERAL PUBLIC. INVESTMENT RESULTS MAY DIFFER.

FOR MORE INFORMATION, YOU SHOULD REFER TO YOUR PRODUCT AND FUND PROSPECTUSES OR VISIT WWW.NEWYORKLIFEANNUITIES.COM. INVESTORS ARE ASKED TO CONSIDER THE OBJECTIVES, RISKS, CHARGES AND EXPENSES OF THE INVESTMENT CAREFULLY BEFORE INVESTING. BOTH THE PRODUCT PROSPECTUS AND THE UNDERLYING FUND PROSPECTUSES CONTAIN THIS AND OTHER INFORMATION ABOUT THE PRODUCT AND THE UNDERLYING INVESTMENT OPTIONS. PLEASE READ THE PROSPECTUSES CAREFULLY BEFORE INVESTING.

NEW YORK LIFE (FORMERLY MAINSTAY) PREMIUM PLUS VARIABLE ANNUITY PERFORMANCE SUMMARY INVESTING IN NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III
AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2008

(1) The New York Life Premium Plus Variable Annuity was first offered for sale on July 10, 2000. The MainStay Premium Plus Variable Annuity was renamed New York Life Premium Plus Variable Annuity on May 1, 2007. The New York Life Premium Plus Variable Annuity invests in NYLIAC Variable Annuity Separate Account III. Certain Portfolios existed prior to the date that they were added as Investment Divisions of NYLIAC Variable Annuity Separate Account
    III. The performance for the MainStay VP Series Fund, Inc. Service Class portfolios are based on the Initial Class Portfolio Inception Date (where applicable). The performance for all other funds is based on the Portfolio Inception Date reflected in this performance summary. The hypothetical performance has been modified to reflect Separate Account Expense Charges and Fund annual expenses as if the policy had been available during the periods shown.

    The performance shown is for the indicated classes/shares only.

    FOR POLICIES PURCHASED ON OR AFTER JUNE 2, 2003, these classes/shares impose a 12b-1 fee except for CVS Calvert Social Balanced Portfolio, MainStay VP Cash Management, Royce Micro-Cap Portfolio--Investment Class, Royce Small-Cap Portfolio--Investment Class and Van Eck Worldwide Hard Assets.

    FOR POLICIES PURCHASED BEFORE JUNE 2, 2003, these classes/shares do not impose a 12b-1 fee except for Fidelity(R) VIP Mid Cap--Service Class 2 which was added as an Investment Division on September 8, 2003, MainStay VP Mid Cap Core--Service Class, MainStay VP Mid Cap Growth--Service Class, and Victory VIF Diversified Stock--Class A which were added as Investment Divisions on May 1, 2004, Columbia Small Cap Value, Variable Series, Class B which was added as an Investment Division on November 15, 2004, MainStay VP Floating Rate--Service Class and MainStay VP Balanced--Service Class which were added as Investment Divisions on May 1, 2005, and MainStay VP Conservative Allocation--Service Class, MainStay VP Growth Allocation--Service Class, MainStay VP Moderate Allocation--Service Class and MainStay VP Moderate Growth Allocation--Service Class which were added as Investment Divisions on February 13, 2006.

    Performance for the classes/shares that impose the 12b-1 fee may be lower than the returns for those classes/shares that do not impose a 12b-1 fee.

(2) Assumes no deduction for surrender charges.

(3) Performance is calculated as of the initial date a deposit was received in the Investment Division.

(4) New allocations to the Alger American SmallCap Growth--Class O and Class S Shares will not be accepted from policyowners who were not invested in the investment divisions as of June 1, 2007. (formerly Alger American Small Capitalization)

(5) AN INVESTMENT IN THE MAINSTAY VP CASH MANAGEMENT PORTFOLIO IS NEITHER INSURED NOR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY AND THERE CAN BE NO ASSURANCE THAT THE PORTFOLIO WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE. ALTHOUGH THE PORTFOLIO SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THIS PORTFOLIO. THE CURRENT YIELD AS OF DECEMBER 31, 2008 MORE CLOSELY REFLECTS THE PORTFOLIO'S EARNINGS THAN THE TOTAL RETURN FIGURES SHOWN.

(6) The MainStay VP Value Portfolio merged with and into the MainStay VP ICAP Select Equity Portfolio on May 16, 2008.

(7) The S&P 500(R) Index is an unmanaged index and is widely regarded as the standard for measuring large-cap U.S. stock market performance. "S&P 500" is a trademark of The McGraw-Hill Companies, Inc. and has been licensed for use by the MainStay VP S&P 500 Index Portfolio. The MainStay VP S&P 500 Index Portfolio is not sponsored, endorsed, sold or promoted by Standard & Poor's, and Standard & Poor's makes no representation regarding the advisability of investing in the MainStay VP S&P 500 Index Portfolio. Investors cannot directly purchase any index.

Historically, certain fees have been assumed or reduced by some of the portfolios. Had these expenses not been assumed or reduced, the total return for these Investment Divisions would have been lower.

New York Life Premium Plus Variable Annuity is a flexible premium deferred variable annuity issued by NYLIAC. Under this policy, we will apply a Premium Credit to premiums paid in a percentage amount according to the credit rate schedule then in effect. Fees and charges for a policy with a Premium Credit may be higher than those for other policies, and over time, the amount of the Premium Credit may be more than offset by those higher charges. There may be circumstances in which the purchase of a New York Life Premium Plus Variable Annuity is less advantageous than the purchase of another New York Life variable annuity which may have lower fees but no Premium Credit. This may be the case, for example, if you anticipate retaining the policy for a significant time beyond the surrender charge period.

This product is not available in all states.

SMRU # 386781 CV

NEW YORK LIFE (FORMERLY MAINSTAY) PLUS II VARIABLE ANNUITY PERFORMANCE SUMMARY INVESTING IN NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III
AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2008

                                                                             INVESTMENT
FOR POLICIES PURCHASED ON OR AFTER JUNE 2, 2003                 PORTFOLIO     DIVISION
                                                                INCEPTION     INCEPTION
INVESTMENT DIVISIONS                                               DATE        DATE(1)
Alger American SmallCap Growth--Class S Shares(4)                  5/1/02       6/2/03
Columbia Small Cap Value Fund, Variable Series--Class B Shares     6/1/00     11/15/04
CVS Calvert Social Balanced Portfolio                              9/2/86       6/2/03
Dreyfus IP Technology Growth--Service Shares                     12/29/00       6/2/03
Fidelity(R) VIP Contrafund(R)--Service Class 2                    1/12/00       6/2/03
Fidelity(R) VIP Equity-Income--Service Class 2                    1/12/00       6/2/03
Fidelity(R) VIP Mid Cap--Service Class 2                          1/12/00       9/8/03
Janus Aspen Series Balanced--Service Shares                      12/31/99       6/2/03
Janus Aspen Series Worldwide Growth--Service Shares              12/31/99       6/2/03
MainStay VP Balanced--Service Class                                5/2/05       5/2/05
MainStay VP Bond--Service Class                                    6/2/03       6/2/03
MainStay VP Capital Appreciation--Service Class                    6/2/03       6/2/03
MainStay VP Cash Management--Current 7-day yield is (1.16)%(5)    1/29/93       6/2/03
MainStay VP Common Stock--Service Class                            6/2/03       6/2/03
MainStay VP Conservative Allocation--Service Class                2/13/06      2/13/06
MainStay VP Convertible--Service Class                             6/2/03       6/2/03
MainStay VP Developing Growth--Service Class                       6/2/03       6/2/03
MainStay VP Floating Rate--Service Class                           5/2/05       5/2/05
MainStay VP Government--Service Class                              6/2/03       6/2/03
MainStay VP Growth Allocation--Service Class                      2/13/06      2/13/06
MainStay VP High Yield Corporate Bond--Service Class               6/2/03       6/2/03
MainStay VP ICAP Select Equity--Service Class(6)                   6/2/03       6/2/03
MainStay VP International Equity--Service Class                    6/2/03       6/2/03
MainStay VP Large Cap Growth--Service Class                        6/2/03       6/2/03
MainStay VP Mid Cap Core--Service Class                            6/2/03       6/2/03
MainStay VP Mid Cap Growth--Service Class                          6/2/03       6/2/03
MainStay VP Mid Cap Value--Service Class                           6/2/03       6/2/03
MainStay VP Moderate Allocation--Service Class                    2/13/06      2/13/06
MainStay VP Moderate Growth Allocation--Service Class             2/13/06      2/13/06
MainStay VP S&P 500 Index--Service Class(7)                        6/2/03       6/2/03
MainStay VP Small Cap Growth--Service Class                        6/2/03       6/2/03
MainStay VP Total Return--Service Class                            6/2/03       6/2/03
MFS(R) Investors Trust Series--Service Class                       5/1/00       6/2/03
MFS(R) Research Series--Service Class                              5/1/00       6/2/03
MFS(R) Utilities Series--Service Class                             5/1/00       6/2/03
Neuberger Berman AMT Mid-Cap Growth Portfolio--Class S            2/18/03       6/2/03
Royce Micro-Cap Portfolio--Investment Class                      12/27/96       5/2/05
Royce Small-Cap Portfolio--Investment Class                      12/27/96       5/2/05
T. Rowe Price Equity Income Portfolio--II                         4/30/02       6/2/03
Van Eck Worldwide Hard Assets                                      9/1/89       6/2/03
Van Kampen UIF Emerging Markets Equity--Class II                  1/10/03       6/2/03
Victory VIF Diversified Stock--Class A Shares                      7/1/99       5/1/04

---------------------------------------------------------------------------------------
                                                                Negative numbers appear
                                                                    in parentheses.

                                                               ---------------------------------------------------------
                                                                               ASSUMING NO SURRENDER(%)(2)

                                                                                                                SINCE
FOR POLICIES PURCHASED ON OR AFTER JUNE 2, 2003                                                              INVESTMENT
                                                                   1          3          5          10        DIVISION
INVESTMENT DIVISIONS                                            YEAR(1)    YEAR(1)    YEAR(1)    YEAR(1)    INCEPTION(3)
Alger American SmallCap Growth--Class S Shares(4)                (47.48)    (10.61)    (1.21)       N/A          2.38
Columbia Small Cap Value Fund, Variable Series--Class B Shares   (29.19)     (7.18)     0.07        N/A         (3.14)
CVS Calvert Social Balanced Portfolio                            (32.32)     (9.76)    (3.97)     (2.14)        (1.82)
Dreyfus IP Technology Growth--Service Shares                     (42.09)    (12.51)    (7.57)       N/A         (4.17)
Fidelity(R) VIP Contrafund(R)--Service Class 2                   (43.52)    (10.49)    (1.32)      0.21          1.82
Fidelity(R) VIP Equity-Income--Service Class 2                   (43.64)    (12.72)    (5.38)     (1.87)        (2.45)
Fidelity(R) VIP Mid Cap--Service Class 2                         (40.48)     (9.16)     1.39       9.03          3.86
Janus Aspen Series Balanced--Service Shares                      (17.27)     (0.72)     2.08        N/A          2.78
Janus Aspen Series Worldwide Growth--Service Shares              (45.61)    (12.00)    (6.09)       N/A         (3.16)
MainStay VP Balanced--Service Class                              (26.12)     (6.68)      N/A        N/A         (4.35)
MainStay VP Bond--Service Class                                    1.97       3.15      2.44       3.43          2.03
MainStay VP Capital Appreciation--Service Class                  (39.91)    (11.99)    (5.75)     (6.41)        (3.31)
MainStay VP Cash Management--Current 7-day yield is (1.16)%(5)     0.71       2.37      1.59       1.72          1.06
MainStay VP Common Stock--Service Class                          (37.46)     (9.54)    (3.10)     (2.42)        (0.48)
MainStay VP Conservative Allocation--Service Class               (19.79)       N/A       N/A        N/A         (3.72)
MainStay VP Convertible--Service Class                           (35.53)     (7.54)    (2.88)      1.66         (1.01)
MainStay VP Developing Growth--Service Class                     (48.11)     (8.39)    (2.50)     (2.34)         0.42
MainStay VP Floating Rate--Service Class                         (24.11)     (7.28)      N/A        N/A         (5.75)
MainStay VP Government--Service Class                              7.95       5.02      3.43       3.65          2.61
MainStay VP Growth Allocation--Service Class                     (38.65)       N/A       N/A        N/A        (10.02)
MainStay VP High Yield Corporate Bond--Service Class             (25.39)     (6.15)    (1.50)      2.83          1.10
MainStay VP ICAP Select Equity--Service Class(6)                 (38.65)     (8.90)    (3.01)     (1.66)        (0.56)
MainStay VP International Equity--Service Class                  (26.93)     (0.90)     3.58       2.08          5.99
MainStay VP Large Cap Growth--Service Class                      (39.82)     (8.87)    (5.70)     (2.43)        (3.34)
MainStay VP Mid Cap Core--Service Class                          (43.21)    (12.82)    (1.93)       N/A          1.11
MainStay VP Mid Cap Growth--Service Class                        (45.60)    (12.71)    (1.59)       N/A          1.59
MainStay VP Mid Cap Value--Service Class                         (33.60)    (10.22)    (2.77)       N/A          0.13
MainStay VP Moderate Allocation--Service Class                   (26.46)       N/A       N/A        N/A         (5.65)
MainStay VP Moderate Growth Allocation--Service Class            (33.62)       N/A       N/A        N/A         (8.15)
MainStay VP S&P 500 Index--Service Class(7)                      (38.08)    (10.08)    (4.05)     (3.28)        (1.57)
MainStay VP Small Cap Growth--Service Class                      (40.95)    (16.25)    (8.35)       N/A         (4.44)
MainStay VP Total Return--Service Class                          (28.16)     (6.50)    (2.20)     (1.96)        (0.52)
MFS(R) Investors Trust Series--Service Class                     (34.22)     (7.47)    (1.75)       N/A          0.07
MFS(R) Research Series--Service Class                            (37.18)     (8.76)    (1.72)       N/A         (0.25)
MFS(R) Utilities Series--Service Class                           (38.71)     (0.18)     7.90        N/A          9.95
Neuberger Berman AMT Mid-Cap Growth Portfolio--Class S           (44.33)     (8.89)    (0.67)       N/A          1.66
Royce Micro-Cap Portfolio--Investment Class                      (44.09)    (11.91)    (3.34)      7.23         (5.60)
Royce Small-Cap Portfolio--Investment Class                      (28.23)     (7.62)     0.97       7.56         (3.89)
T. Rowe Price Equity Income Portfolio--II                        (37.19)     (9.31)    (2.95)       N/A         (0.60)
Van Eck Worldwide Hard Assets                                    (46.90)     (2.27)    11.26      10.44         11.46
Van Kampen UIF Emerging Markets Equity--Class II                 (57.37)     (7.25)     4.98        N/A         10.47
Victory VIF Diversified Stock--Class A Shares                    (38.77)     (9.41)    (2.94)       N/A         (2.98)

------------------------------------------------------------------------------------------------------------------------
                                                                         Negative numbers appear in parentheses.


                                                               ---------------------------------------------------------
                                                                                  ASSUMING SURRENDER(%)

                                                                                                                SINCE
FOR POLICIES PURCHASED ON OR AFTER JUNE 2, 2003                                                              INVESTMENT
                                                                   1          3          5          10        DIVISION
INVESTMENT DIVISIONS                                            YEAR(1)    YEAR(1)    YEAR(1)    YEAR(1)    INCEPTION(3)
Alger American SmallCap Growth--Class S Shares(4)                (50.79)    (12.53)    (2.30)       N/A          1.55
Columbia Small Cap Value Fund, Variable Series--Class B Shares   (33.65)     (9.17)    (1.04)       N/A         (4.44)
CVS Calvert Social Balanced Portfolio                            (36.58)    (11.70)    (5.03)     (2.14)        (2.37)
Dreyfus IP Technology Growth--Service Shares                     (45.74)    (14.39)    (8.59)       N/A         (4.96)
Fidelity(R) VIP Contrafund(R)--Service Class 2                   (47.08)    (12.41)    (2.41)      0.21          0.98
Fidelity(R) VIP Equity-Income--Service Class 2                   (47.19)    (14.59)    (6.42)     (1.87)        (3.25)
Fidelity(R) VIP Mid Cap--Service Class 2                         (44.23)    (11.11)     0.27       9.03          3.05
Janus Aspen Series Balanced--Service Shares                      (22.48)     (2.85)     0.95        N/A          1.97
Janus Aspen Series Worldwide Growth--Service Shares              (49.03)    (13.89)    (7.12)       N/A         (3.96)
MainStay VP Balanced--Service Class                              (30.78)     (8.68)      N/A        N/A         (5.78)
MainStay VP Bond--Service Class                                   (4.45)      0.94      1.33       3.43          1.20
MainStay VP Capital Appreciation--Service Class                  (43.69)    (13.87)    (6.79)     (6.41)        (4.10)
MainStay VP Cash Management--Current 7-day yield is (1.16)%(5)    (5.64)      0.17      0.47       1.72          0.50
MainStay VP Common Stock--Service Class                          (41.40)    (11.48)    (4.17)     (2.42)        (1.29)
MainStay VP Conservative Allocation--Service Class               (24.85)       N/A       N/A        N/A         (5.89)
MainStay VP Convertible--Service Class                           (39.59)     (9.52)    (3.95)      1.66         (1.82)
MainStay VP Developing Growth--Service Class                     (51.38)    (10.35)    (3.58)     (2.34)        (0.41)
MainStay VP Floating Rate--Service Class                         (28.89)     (9.27)      N/A        N/A         (7.16)
MainStay VP Government--Service Class                              1.15       2.86      2.36       3.65          1.80
MainStay VP Growth Allocation--Service Class                     (42.51)       N/A       N/A        N/A        (12.03)
MainStay VP High Yield Corporate Bond--Service Class             (30.09)     (8.16)    (2.59)      2.83          0.27
MainStay VP ICAP Select Equity--Service Class(6)                 (42.51)    (10.86)    (4.08)     (1.66)        (1.38)
MainStay VP International Equity--Service Class                  (31.53)     (3.02)     2.52       2.08          5.29
MainStay VP Large Cap Growth--Service Class                      (43.62)    (10.82)    (6.74)     (2.43)        (4.14)
MainStay VP Mid Cap Core--Service Class                          (46.79)    (14.69)    (3.02)       N/A          0.28
MainStay VP Mid Cap Growth--Service Class                        (49.02)    (14.58)    (2.68)       N/A          0.75
MainStay VP Mid Cap Value--Service Class                         (37.79)    (12.15)    (3.85)       N/A         (0.69)
MainStay VP Moderate Allocation--Service Class                   (31.09)       N/A       N/A        N/A         (7.76)
MainStay VP Moderate Growth Allocation--Service Class            (37.80)       N/A       N/A        N/A        (10.20)
MainStay VP S&P 500 Index--Service Class(7)                      (41.98)    (12.01)    (5.11)     (3.28)        (2.38)
MainStay VP Small Cap Growth--Service Class                      (44.67)    (18.04)    (9.37)       N/A         (5.22)
MainStay VP Total Return--Service Class                          (32.68)     (8.50)    (3.28)     (1.96)        (1.34)
MFS(R) Investors Trust Series--Service Class                     (38.36)     (9.45)    (2.84)       N/A         (0.75)
MFS(R) Research Series--Service Class                            (41.14)    (10.72)    (2.80)       N/A         (1.07)
MFS(R) Utilities Series--Service Class                           (42.57)     (2.32)     7.00        N/A          9.34
Neuberger Berman AMT Mid-Cap Growth Portfolio--Class S           (47.84)    (10.84)    (1.76)       N/A          0.81
Royce Micro-Cap Portfolio--Investment Class                      (47.61)    (13.80)    (4.41)      7.23         (7.02)
Royce Small-Cap Portfolio--Investment Class                      (32.75)     (9.60)    (0.14)      7.56         (5.34)
T. Rowe Price Equity Income Portfolio--II                        (41.14)    (11.26)    (4.02)       N/A         (1.42)
Van Eck Worldwide Hard Assets                                    (50.25)     (4.37)    10.47      10.44         11.13
Van Kampen UIF Emerging Markets Equity--Class II                 (60.05)     (9.24)     3.98        N/A          9.90
Victory VIF Diversified Stock--Class A Shares                    (42.62)    (11.35)    (4.01)       N/A         (4.13)

------------------------------------------------------------------------------------------------------------------------
                                                                         Negative numbers appear in parentheses.



PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. DUE TO MARKET VOLATILITY, CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. THE INVESTMENT RETURN AND THE ACCUMULATION VALUE OF YOUR POLICY WILL FLUCTUATE SO THAT A POLICY, WHEN SURRENDERED, MAY BE WORTH MORE OR LESS THAN THE PREMIUM PAYMENT(S). FOR CURRENT TO THE MOST RECENT MONTH-END PERFORMANCE INFORMATION, VISIT
WWW.NEWYORKLIFEANNUITIES.COM.

ALL PERFORMANCE REFLECTS THE PERCENTAGE CHANGE FOR THE PERIOD SHOWN WITH CAPITAL GAINS AND DIVIDENDS REINVESTED AND INCLUDES AN ANNUALIZED SEPARATE ACCOUNT EXPENSES CHARGE OF 1.45%. A POLICY SERVICE CHARGE, OF $30, IS NOT INCLUDED IN THESE CHARGES, BUT WILL BE DEDUCTED EACH YEAR FROM THE POLICY'S ACCUMULATION VALUE ON THE POLICY ANNIVERSARY AND UPON SURRENDER OF THE POLICY, IF ON THAT DATE THE ACCUMULATION VALUE IS LESS THAN $50,000. THE PERFORMANCE SHOWN, THEREFORE, WOULD BE SLIGHTLY LOWER IF YOUR POLICY'S ACCUMULATION VALUE IS LESS THAN $50,000.

PERFORMANCE "ASSUMING NO SURRENDER" DOES NOT REFLECT THE DEDUCTION OF THE SURRENDER CHARGE (SC). IF REFLECTED, THE PERFORMANCE WOULD BE REDUCED. PERFORMANCE "ASSUMING SURRENDER" REFLECTS THE MAXIMUM SC UNDER THE POLICY. THE MAXIMUM SC FOR EACH PREMIUM PAYMENT IS 7%, DECLINING TO 4% (2% FOR SINGLE PREMIUM POLICIES) BY THE 7TH YEAR AFTER THAT PREMIUM PAYMENT HAS BEEN IN THE POLICY, WITH NO CHARGE THEREAFTER. WITHDRAWALS AND SURRENDERS MAY BE TAXABLE TRANSACTIONS, AND PRIOR TO AGE 59 1/2, MAY BE SUBJECT TO A 10% IRS PENALTY. THE INVESTMENT DIVISIONS OFFERED THROUGH THE NEW YORK LIFE PLUS II VARIABLE ANNUITY AND DESCRIBED HEREIN ARE DIFFERENT FROM MUTUAL FUNDS THAT MAY HAVE SIMILAR NAMES BUT ARE AVAILABLE DIRECTLY TO THE GENERAL PUBLIC. INVESTMENT RESULTS MAY DIFFER.

FOR MORE INFORMATION, YOU SHOULD REFER TO YOUR PRODUCT AND FUND PROSPECTUSES OR VISIT WWW.NEWYORKLIFEANNUITIES.COM. INVESTORS ARE ASKED TO CONSIDER THE OBJECTIVES, RISKS, CHARGES AND EXPENSES OF THE INVESTMENT CAREFULLY BEFORE INVESTING. BOTH THE PRODUCT PROSPECTUS AND THE UNDERLYING FUND PROSPECTUSES CONTAIN THIS AND OTHER INFORMATION ABOUT THE PRODUCT AND THE UNDERLYING INVESTMENT OPTIONS. PLEASE READ THE PROSPECTUSES CAREFULLY BEFORE INVESTING.

NEW YORK LIFE (FORMERLY MAINSTAY) PLUS II VARIABLE ANNUITY PERFORMANCE SUMMARY INVESTING IN NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III
AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2008

                                                                             INVESTMENT
FOR POLICIES PURCHASED BEFORE JUNE 2, 2003                      PORTFOLIO     DIVISION
                                                                INCEPTION     INCEPTION
INVESTMENT DIVISIONS                                               DATE        DATE(1)
Alger American SmallCap Growth--Class O Shares(4)                 9/21/88      5/10/02
Columbia Small Cap Value Fund, Variable Series--Class B Shares     6/1/00     11/15/04
CVS Calvert Social Balanced Portfolio                              9/2/86      5/10/02
Dreyfus IP Technology Growth--Initial Shares                      8/31/99      5/10/02
Fidelity(R) VIP Contrafund(R)--Initial Class                       1/3/95      5/10/02
Fidelity(R) VIP Equity-Income--Initial Class                      10/9/86      5/10/02
Fidelity(R) VIP Mid Cap--Service Class 2                          1/12/00       9/8/03
Janus Aspen Series Balanced--Institutional Shares                 9/13/93      5/10/02
Janus Aspen Series Worldwide Growth--Institutional Shares         9/13/93      5/10/02
MainStay VP Balanced--Service Class                                5/2/05       5/2/05
MainStay VP Bond--Initial Class                                   1/23/84      5/10/02
MainStay VP Capital Appreciation--Initial Class                   1/29/93      5/10/02
MainStay VP Cash Management--Current 7-day yield is (1.16)%(5)    1/29/93      5/10/02
MainStay VP Common Stock--Initial Class                           1/23/84      5/10/02
MainStay VP Conservative Allocation--Service Class                2/13/06      2/13/06
MainStay VP Convertible--Initial Class                            10/1/96      5/10/02
MainStay VP Developing Growth--Initial Class                       5/1/98      5/10/02
MainStay VP Floating Rate--Service Class                           5/2/05       5/2/05
MainStay VP Government--Initial Class                             1/29/93      5/10/02
MainStay VP Growth Allocation--Service Class                      2/13/06      2/13/06
MainStay VP High Yield Corporate Bond--Initial Class               5/1/95      5/10/02
MainStay VP ICAP Select Equity--Initial Class(6)                   5/1/98      5/10/02
MainStay VP International Equity--Initial Class                    5/1/95      5/10/02
MainStay VP Large Cap Growth--Initial Class                        5/1/98      5/10/02
MainStay VP Mid Cap Core--Service Class                            6/2/03       6/2/03
MainStay VP Mid Cap Growth--Service Class                          6/2/03       6/2/03
MainStay VP Mid Cap Value--Initial Class                           7/2/01      5/10/02
MainStay VP Moderate Allocation--Service Class                    2/13/06      2/13/06
MainStay VP Moderate Growth Allocation--Service Class             2/13/06      2/13/06
MainStay VP S&P 500 Index--Initial Class(7)                       1/29/93      5/10/02
MainStay VP Small Cap Growth--Initial Class                        7/2/01      5/10/02
MainStay VP Total Return--Initial Class                           1/29/93      5/10/02
MFS(R) Investors Trust Series--Initial Class                      10/9/95      5/10/02
MFS(R) Research Series--Initial Class                             7/26/95      5/10/02
MFS(R) Utilities Series--Initial Class                             1/3/95      5/10/02
Neuberger Berman AMT Mid-Cap Growth Portfolio--Class I            11/3/97      5/10/02
Royce Micro-Cap Portfolio--Investment Class                      12/27/96       5/2/05
Royce Small-Cap Portfolio--Investment Class                      12/27/96       5/2/05
T. Rowe Price Equity Income Portfolio                             3/31/94      5/10/02
Van Eck Worldwide Hard Assets                                      9/1/89      5/10/02
Van Kampen UIF Emerging Markets Equity--Class I                   10/1/96      5/10/02
Victory VIF Diversified Stock--Class A Shares                      7/1/99       5/1/04

---------------------------------------------------------------------------------------
                                                                Negative numbers appear
                                                                    in parentheses.

                                                               ---------------------------------------------------------
                                                                               ASSUMING NO SURRENDER(%)(2)

                                                                                                                SINCE
FOR POLICIES PURCHASED BEFORE JUNE 2, 2003                                                                   INVESTMENT
                                                                   1          3          5          10        DIVISION
INVESTMENT DIVISIONS                                            YEAR(1)    YEAR(1)    YEAR(1)    YEAR(1)    INCEPTION(3)
Alger American SmallCap Growth--Class O Shares(4)                (47.37)    (10.40)    (0.98)     (3.72)         1.37
Columbia Small Cap Value Fund, Variable Series--Class B Shares   (32.32)     (9.76)    (3.97)     (2.14)        (1.82)
CVS Calvert Social Balanced Portfolio                            (29.19)     (7.18)     0.07        N/A         (3.14)
Dreyfus IP Technology Growth--Initial Shares                     (42.03)    (12.33)    (7.36)       N/A         (4.70)
Fidelity(R) VIP Contrafund(R)--Initial Class                     (43.35)    (10.25)    (1.05)      0.45          0.54
Fidelity(R) VIP Equity-Income--Initial Class                     (43.48)    (12.50)    (5.13)     (1.64)        (3.23)
Fidelity(R) VIP Mid Cap--Service Class 2                         (40.48)     (9.16)     1.39       9.03          3.86
Janus Aspen Series Balanced--Institutional Shares                (17.05)     (0.47)     2.33       2.78          2.26
Janus Aspen Series Worldwide Growth--Institutional Shares        (45.46)    (11.78)    (5.85)     (3.73)        (5.16)
MainStay VP Balanced--Service Class                              (26.12)     (6.68)      N/A        N/A         (4.35)
MainStay VP Bond--Initial Class                                    2.23       3.41      2.70       3.70          3.65
MainStay VP Capital Appreciation--Initial Class                  (39.76)    (11.76)    (5.50)     (6.16)        (5.15)
MainStay VP Cash Management--Current 7-day yield is (1.16)%(5)     0.71       2.37      1.59       1.72          1.06
MainStay VP Common Stock--Initial Class                          (37.31)     (9.32)    (2.85)     (2.17)        (2.06)
MainStay VP Conservative Allocation--Service Class               (19.79)       N/A       N/A        N/A         (3.72)
MainStay VP Convertible--Initial Class                           (35.37)     (7.31)    (2.64)      1.92         (0.34)
MainStay VP Developing Growth--Initial Class                     (47.98)     (8.16)    (2.25)     (2.09)        (0.92)
MainStay VP Floating Rate--Service Class                         (24.11)     (7.28)      N/A        N/A         (5.75)
MainStay VP Government--Initial Class                              8.22       5.28      3.70       3.92          3.95
MainStay VP Growth Allocation--Service Class                     (38.65)       N/A       N/A        N/A        (10.02)
MainStay VP High Yield Corporate Bond--Initial Class             (25.21)     (5.92)    (1.26)      3.08          3.04
MainStay VP ICAP Select Equity--Initial Class(6)                 (38.50)     (8.68)    (2.77)     (1.42)        (2.35)
MainStay VP International Equity--Initial Class                  (26.75)     (0.65)     3.84       2.33          4.83
MainStay VP Large Cap Growth--Initial Class                      (39.68)     (8.64)    (5.47)     (2.17)        (4.22)
MainStay VP Mid Cap Core--Service Class                          (43.21)    (12.82)    (1.93)       N/A          1.11
MainStay VP Mid Cap Growth--Service Class                        (45.60)    (12.71)    (1.59)       N/A          1.59
MainStay VP Mid Cap Value--Initial Class                         (33.44)    (10.00)    (2.53)       N/A         (1.49)
MainStay VP Moderate Allocation--Service Class                   (26.46)       N/A       N/A        N/A         (5.65)
MainStay VP Moderate Growth Allocation--Service Class            (33.62)       N/A       N/A        N/A         (8.15)
MainStay VP S&P 500 Index--Initial Class(7)                      (37.92)     (9.85)    (3.80)     (3.03)        (2.35)
MainStay VP Small Cap Growth--Initial Class                      (40.80)    (16.04)    (8.12)       N/A         (5.70)
MainStay VP Total Return--Initial Class                          (27.98)     (6.26)    (1.95)     (1.71)        (1.04)
MFS(R) Investors Trust Series--Initial Class                     (34.05)     (7.23)    (1.51)     (2.89)        (1.45)
MFS(R) Research Series--Initial Class                            (37.01)     (8.53)    (1.48)     (2.76)        (1.58)
MFS(R) Utilities Series--Initial Class                           (38.57)      0.06      8.16       4.37         11.67
Neuberger Berman AMT Mid-Cap Growth Portfolio--Class I           (44.19)     (8.67)    (0.42)     (1.22)         2.82
Royce Micro-Cap Portfolio--Investment Class                      (44.09)    (11.91)    (3.34)      7.23         (5.60)
Royce Small-Cap Portfolio--Investment Class                      (28.23)     (7.62)     0.97       7.56         (3.89)
T. Rowe Price Equity Income Portfolio                            (37.03)     (9.09)    (2.71)      0.51         (1.80)
Van Eck Worldwide Hard Assets                                    (46.90)     (2.27)    11.26      10.44         11.46
Van Kampen UIF Emerging Markets Equity--Class I                  (57.25)     (7.17)     5.07       6.09          6.17
Victory VIF Diversified Stock--Class A Shares                    (38.77)     (9.41)    (2.94)       N/A         (2.98)

------------------------------------------------------------------------------------------------------------------------
                                                                         Negative numbers appear in parentheses.


                                                               ---------------------------------------------------------
                                                                                  ASSUMING SURRENDER(%)

                                                                                                                SINCE
FOR POLICIES PURCHASED BEFORE JUNE 2, 2003                                                                   INVESTMENT
                                                                   1          3          5          10        DIVISION
INVESTMENT DIVISIONS                                            YEAR(1)    YEAR(1)    YEAR(1)    YEAR(1)    INCEPTION(3)
Alger American SmallCap Growth--Class O Shares(4)                (50.69)    (12.32)    (2.07)     (3.72)         0.80
Columbia Small Cap Value Fund, Variable Series--Class B Shares   (36.58)    (11.70)    (5.03)     (2.14)        (2.37)
CVS Calvert Social Balanced Portfolio                            (33.65)     (9.17)    (1.04)       N/A         (4.44)
Dreyfus IP Technology Growth--Initial Shares                     (45.69)    (14.21)    (8.38)       N/A         (5.23)
Fidelity(R) VIP Contrafund(R)--Initial Class                     (46.91)    (12.17)    (2.15)      0.45         (0.02)
Fidelity(R) VIP Equity-Income--Initial Class                     (47.04)    (14.38)    (6.18)     (1.64)        (3.76)
Fidelity(R) VIP Mid Cap--Service Class 2                         (44.23)    (11.11)     0.27       9.03          3.05
Janus Aspen Series Balanced--Institutional Shares                (22.28)     (2.60)     1.21       2.78          1.72
Janus Aspen Series Worldwide Growth--Institutional Shares        (48.90)    (13.68)    (6.89)     (3.73)        (5.68)
MainStay VP Balanced--Service Class                              (30.78)     (8.68)      N/A        N/A         (5.78)
MainStay VP Bond--Initial Class                                   (4.21)      1.19      1.60       3.70          3.15
MainStay VP Capital Appreciation--Initial Class                  (43.55)    (13.66)    (6.55)     (6.16)        (5.68)
MainStay VP Cash Management--Current 7-day yield is (1.16)%(5)    (5.64)      0.17      0.47       1.72          0.50
MainStay VP Common Stock--Initial Class                          (41.26)    (11.26)    (3.93)     (2.17)        (2.60)
MainStay VP Conservative Allocation--Service Class               (24.85)       N/A       N/A        N/A         (5.89)
MainStay VP Convertible--Initial Class                           (39.44)     (9.30)    (3.71)      1.92         (0.89)
MainStay VP Developing Growth--Initial Class                     (51.26)    (10.13)    (3.33)     (2.09)        (1.47)
MainStay VP Floating Rate--Service Class                         (28.89)     (9.27)      N/A        N/A         (7.16)
MainStay VP Government--Initial Class                              1.40       3.13      2.64       3.92          3.46
MainStay VP Growth Allocation--Service Class                     (42.51)       N/A       N/A        N/A        (12.03)
MainStay VP High Yield Corporate Bond--Initial Class             (29.92)     (7.94)    (2.35)      3.08          2.52
MainStay VP ICAP Select Equity--Initial Class(6)                 (42.37)    (10.63)    (3.85)     (1.42)        (2.54)
MainStay VP International Equity--Initial Class                  (31.36)     (2.78)     2.78       2.33          4.35
MainStay VP Large Cap Growth--Initial Class                      (43.48)    (10.60)    (6.51)     (2.17)        (4.75)
MainStay VP Mid Cap Core--Service Class                          (46.79)    (14.69)    (3.02)       N/A          0.28
MainStay VP Mid Cap Growth--Service Class                        (49.02)    (14.58)    (2.68)       N/A          0.75
MainStay VP Mid Cap Value--Initial Class                         (37.63)    (11.93)    (3.60)       N/A         (2.03)
MainStay VP Moderate Allocation--Service Class                   (31.09)       N/A       N/A        N/A         (7.76)
MainStay VP Moderate Growth Allocation--Service Class            (37.80)       N/A       N/A        N/A        (10.20)
MainStay VP S&P 500 Index--Initial Class(7)                      (41.84)    (11.79)    (4.87)     (3.03)        (2.89)
MainStay VP Small Cap Growth--Initial Class                      (44.53)    (17.84)    (9.14)       N/A         (6.22)
MainStay VP Total Return--Initial Class                          (32.51)     (8.28)    (3.03)     (1.71)        (1.58)
MFS(R) Investors Trust Series--Initial Class                     (38.20)     (9.22)    (2.59)     (2.89)        (1.99)
MFS(R) Research Series--Initial Class                            (40.98)    (10.50)    (2.56)     (2.76)        (2.13)
MFS(R) Utilities Series--Initial Class                           (42.44)     (2.09)     7.27       4.37         11.32
Neuberger Berman AMT Mid-Cap Growth Portfolio--Class I           (47.70)    (10.63)    (1.52)     (1.22)         2.28
Royce Micro-Cap Portfolio--Investment Class                      (47.61)    (13.80)    (4.41)      7.23         (7.02)
Royce Small-Cap Portfolio--Investment Class                      (32.75)     (9.60)    (0.14)      7.56         (5.34)
T. Rowe Price Equity Income Portfolio                            (41.00)    (11.04)    (3.78)      0.51         (2.35)
Van Eck Worldwide Hard Assets                                    (50.25)     (4.37)    10.47      10.44         11.13
Van Kampen UIF Emerging Markets Equity--Class I                  (59.95)     (9.17)     4.06       6.09          5.74
Victory VIF Diversified Stock--Class A Shares                    (42.62)    (11.35)    (4.01)       N/A         (4.13)

------------------------------------------------------------------------------------------------------------------------
                                                                         Negative numbers appear in parentheses.



PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. DUE TO MARKET VOLATILITY, CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. THE INVESTMENT RETURN AND THE ACCUMULATION VALUE OF YOUR POLICY WILL FLUCTUATE SO THAT A POLICY, WHEN SURRENDERED, MAY BE WORTH MORE OR LESS THAN THE PREMIUM PAYMENT(S). FOR CURRENT TO THE MOST RECENT MONTH-END PERFORMANCE INFORMATION, VISIT
WWW.NEWYORKLIFEANNUITIES.COM.

ALL PERFORMANCE REFLECTS THE PERCENTAGE CHANGE FOR THE PERIOD SHOWN WITH CAPITAL GAINS AND DIVIDENDS REINVESTED AND INCLUDES AN ANNUALIZED SEPARATE ACCOUNT EXPENSES CHARGE OF 1.45%. A POLICY SERVICE CHARGE, OF $30, IS NOT INCLUDED IN THESE CHARGES, BUT WILL BE DEDUCTED EACH YEAR FROM THE POLICY'S ACCUMULATION VALUE ON THE POLICY ANNIVERSARY AND UPON SURRENDER OF THE POLICY, IF ON THAT DATE THE ACCUMULATION VALUE IS LESS THAN $50,000. THE PERFORMANCE SHOWN, THEREFORE, WOULD BE SLIGHTLY LOWER IF YOUR POLICY'S ACCUMULATION VALUE IS LESS THAN $50,000.

PERFORMANCE "ASSUMING NO SURRENDER" DOES NOT REFLECT THE DEDUCTION OF THE SURRENDER CHARGE (SC). IF REFLECTED, THE PERFORMANCE WOULD BE REDUCED. PERFORMANCE "ASSUMING SURRENDER" REFLECTS THE MAXIMUM SC UNDER THE POLICY. THE MAXIMUM SC FOR EACH PREMIUM PAYMENT IS 7%, DECLINING TO 4% (2% FOR SINGLE PREMIUM POLICIES) BY THE 7TH YEAR AFTER THAT PREMIUM PAYMENT HAS BEEN IN THE POLICY, WITH NO CHARGE THEREAFTER. WITHDRAWALS AND SURRENDERS MAY BE TAXABLE TRANSACTIONS, AND PRIOR TO AGE 59 1/2, MAY BE SUBJECT TO A 10% IRS PENALTY. THE INVESTMENT DIVISIONS OFFERED THROUGH THE NEW YORK LIFE PLUS II VARIABLE ANNUITY AND DESCRIBED HEREIN ARE DIFFERENT FROM MUTUAL FUNDS THAT MAY HAVE SIMILAR NAMES BUT ARE AVAILABLE DIRECTLY TO THE GENERAL PUBLIC. INVESTMENT RESULTS MAY DIFFER.

FOR MORE INFORMATION, YOU SHOULD REFER TO YOUR PRODUCT AND FUND PROSPECTUSES OR VISIT WWW.NEWYORKLIFEANNUITIES.COM. INVESTORS ARE ASKED TO CONSIDER THE OBJECTIVES, RISKS, CHARGES AND EXPENSES OF THE INVESTMENT CAREFULLY BEFORE INVESTING. BOTH THE PRODUCT PROSPECTUS AND THE UNDERLYING FUND PROSPECTUSES CONTAIN THIS AND OTHER INFORMATION ABOUT THE PRODUCT AND THE UNDERLYING INVESTMENT OPTIONS. PLEASE READ THE PROSPECTUSES CAREFULLY BEFORE INVESTING.

NEW YORK LIFE (FORMERLY MAINSTAY) PLUS II VARIABLE ANNUITY PERFORMANCE SUMMARY INVESTING IN NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III
AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2008

(1) The New York Life Plus II Variable Annuity was first offered for sale on May 10, 2002. The New York Life Plus II Variable Annuity invests in NYLIAC Variable Annuity Separate Account III. Certain Portfolios existed prior to the date that they were added as Investment Divisions of NYLIAC Variable Annuity Separate Account III. The performance for the MainStay VP Series Fund, Inc. Service Class portfolios are based on the Initial Class Portfolio Inception Date (where applicable). The performance for all other funds is based on the Portfolio Inception Date reflected in this performance summary. The hypothetical performance has been modified to reflect Separate Account Expense Charges and Fund annual expenses as if the policy had been available during the periods shown.

    The performance shown is for the indicated classes/shares only.

    FOR POLICIES PURCHASED ON OR AFTER JUNE 2, 2003, these classes/shares impose a 12b-1 fee except for CVS Calvert Social Balanced Portfolio, MainStay VP Cash Management, Royce Micro-Cap Portfolio--Investment Class, Royce Small-Cap Portfolio--Investment Class and Van Eck Worldwide Hard Assets.

    FOR POLICIES PURCHASED BEFORE JUNE 2, 2003, these classes/shares do not impose a 12b-1 fee except for Fidelity(R) VIP Mid Cap--Service Class 2 which was added as an Investment Division on September 8, 2003, MainStay VP Mid Cap Core--Service Class, MainStay VP Mid Cap Growth--Service Class, and Victory VIF Diversified Stock--Class A which were added as Investment Divisions on May 1, 2004, Columbia Small Cap Value, Variable Series, Class B which was added as an Investment Division on November 15, 2004, MainStay VP Floating Rate--Service Class and MainStay VP Balanced--Service Class which were added as Investment Divisions on May 1, 2005, and MainStay VP Conservative Allocation--Service Class, MainStay VP Growth Allocation--Service Class, MainStay VP Moderate Allocation--Service Class and MainStay VP Moderate Growth Allocation--Service Class which were added as Investment Divisions on February 13, 2006.

    Performance for the classes/shares that impose the 12b-1 fee may be lower than the returns for those classes/shares that do not impose a 12b-1 fee.

(2) Assumes no deduction for surrender charges.

(3) Performance is calculated as of the initial date a deposit was received in the Investment Division.

(4) New allocations to the Alger American SmallCap Growth--Class O and Class S Shares will not be accepted from policyowners who were not invested in the investment divisions as of June 1, 2007. (formerly Alger American Small Capitalization)

(5) AN INVESTMENT IN THE MAINSTAY VP CASH MANAGEMENT PORTFOLIO IS NEITHER INSURED NOR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY AND THERE CAN BE NO ASSURANCE THAT THE PORTFOLIO WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE. ALTHOUGH THE PORTFOLIO SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THIS PORTFOLIO. THE CURRENT YIELD AS OF DECEMBER 31, 2008 MORE CLOSELY REFLECTS THE PORTFOLIO'S EARNINGS THAN THE TOTAL RETURN FIGURES SHOWN.

(6) The MainStay VP Value Portfolio merged with and into the MainStay VP ICAP Select Equity Portfolio on May 16, 2008.

(7) The S&P 500(R) Index is an unmanaged index and is widely regarded as the standard for measuring large-cap U.S. stock market performance. "S&P 500" is a trademark of The McGraw-Hill Companies, Inc. and has been licensed for use by the MainStay VP S&P 500 Index Portfolio. The MainStay VP S&P 500 Index Portfolio is not sponsored, endorsed, sold or promoted by Standard & Poor's, and Standard & Poor's makes no representation regarding the advisability of investing in the MainStay VP S&P 500 Index Portfolio. Investors cannot directly purchase any index.

Historically, certain fees have been assumed or reduced by some of the portfolios. Had these expenses not been assumed or reduced, the total return for these Investment Divisions would have been lower.

SMRU # 386871 CV

NEW YORK LIFE (FORMERLY MAINSTAY) SELECT VARIABLE ANNUITY PERFORMANCE SUMMARY INVESTING IN NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III
AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2008

                                                                             INVESTMENT
FOR POLICIES PURCHASED ON OR AFTER JUNE 2, 2003                 PORTFOLIO     DIVISION
                                                                INCEPTION     INCEPTION
INVESTMENT DIVISIONS                                               DATE        DATE(1)
Alger American SmallCap Growth--Class S Shares(4)                  5/1/02       6/2/03
Columbia Small Cap Value Fund, Variable Series--Class B Shares     6/1/00     11/15/04
CVS Calvert Social Balanced Portfolio                              9/2/86       6/2/03
Dreyfus IP Technology Growth--Service Shares                     12/29/00       6/2/03
Fidelity(R) VIP Contrafund(R)--Service Class 2                    1/12/00       6/2/03
Fidelity(R) VIP Equity-Income--Service Class 2                    1/12/00       6/2/03
Fidelity(R) VIP Mid Cap--Service Class 2                          1/12/00       9/8/03
Janus Aspen Series Balanced--Service Shares                      12/31/99       6/2/03
Janus Aspen Series Worldwide Growth--Service Shares              12/31/99       6/2/03
MainStay VP Balanced--Service Class                                5/2/05       5/2/05
MainStay VP Bond--Service Class                                    6/2/03       6/2/03
MainStay VP Capital Appreciation--Service Class                    6/2/03       6/2/03
MainStay VP Cash Management--Current 7-day yield is (1.56)%(5)    1/29/93       6/2/03
MainStay VP Common Stock--Service Class                            6/2/03       6/2/03
MainStay VP Conservative Allocation--Service Class                2/13/06      2/13/06
MainStay VP Convertible--Service Class                             6/2/03       6/2/03
MainStay VP Developing Growth--Service Class                       6/2/03       6/2/03
MainStay VP Floating Rate--Service Class                           5/2/05       5/2/05
MainStay VP Government--Service Class                              6/2/03       6/2/03
MainStay VP Growth Allocation--Service Class                      2/13/06      2/13/06
MainStay VP High Yield Corporate Bond--Service Class               6/2/03       6/2/03
MainStay VP ICAP Select Equity--Service Class(6)                   6/2/03       6/2/03
MainStay VP International Equity--Service Class                    6/2/03       6/2/03
MainStay VP Large Cap Growth--Service Class                        6/2/03       6/2/03
MainStay VP Mid Cap Core--Service Class                            6/2/03       6/2/03
MainStay VP Mid Cap Growth--Service Class                          6/2/03       6/2/03
MainStay VP Mid Cap Value--Service Class                           6/2/03       6/2/03
MainStay VP Moderate Allocation--Service Class                    2/13/06      2/13/06
MainStay VP Moderate Growth Allocation--Service Class             2/13/06      2/13/06
MainStay VP S&P 500 Index--Service Class(7)                        6/2/03       6/2/03
MainStay VP Small Cap Growth--Service Class                        6/2/03       6/2/03
MainStay VP Total Return--Service Class                            6/2/03       6/2/03
MFS(R) Investors Trust Series--Service Class                       5/1/00       6/2/03
MFS(R) Research Series--Service Class                              5/1/00       6/2/03
MFS(R) Utilities Series--Service Class                             5/1/00       6/2/03
Neuberger Berman AMT Mid-Cap Growth Portfolio--Class S            2/18/03       6/2/03
Royce Micro-Cap Portfolio--Investment Class                      12/27/96       5/2/05
Royce Small-Cap Portfolio--Investment Class                      12/27/96       5/2/05
T. Rowe Price Equity Income Portfolio--II                         4/30/02       6/2/03
Van Eck Worldwide Hard Assets                                      9/1/89       6/2/03
Van Kampen UIF Emerging Markets Equity--Class II                  1/10/03       6/2/03
Victory VIF Diversified Stock--Class A Shares                      7/1/99       5/1/04

---------------------------------------------------------------------------------------
                                                                Negative numbers appear
                                                                    in parentheses.
                                                               ---------------------------------------------------------
                                                                               ASSUMING NO SURRENDER(%)(2)

                                                                                                                SINCE
FOR POLICIES PURCHASED ON OR AFTER JUNE 2, 2003                                                              INVESTMENT
                                                                   1          3          5          10        DIVISION
INVESTMENT DIVISIONS                                            YEAR(1)    YEAR(1)    YEAR(1)    YEAR(1)    INCEPTION(3)
Alger American SmallCap Growth--Class S Shares(4)                (47.69)    (10.97)    (1.61)       N/A          1.80
Columbia Small Cap Value Fund, Variable Series--Class B Shares   (29.48)     (7.55)    (0.33)       N/A         (3.68)
CVS Calvert Social Balanced Portfolio                            (32.59)    (10.12)    (4.36)     (2.53)        (0.90)
Dreyfus IP Technology Growth--Service Shares                     (42.33)    (12.86)    (7.94)       N/A         (4.64)
Fidelity(R) VIP Contrafund(R)--Service Class 2                   (43.75)    (10.85)    (1.71)     (0.19)         0.93
Fidelity(R) VIP Equity-Income--Service Class 2                   (43.87)    (13.07)    (5.75)     (2.26)        (2.74)
Fidelity(R) VIP Mid Cap--Service Class 2                         (40.72)     (9.53)     0.98       8.60          2.42
Janus Aspen Series Balanced--Service Shares                      (17.60)     (1.12)     1.67        N/A          2.39
Janus Aspen Series Worldwide Growth--Service Shares              (45.82)    (12.35)    (6.46)       N/A         (3.84)
MainStay VP Balanced--Service Class                              (26.42)     (7.06)      N/A        N/A         (4.68)
MainStay VP Bond--Service Class                                    1.56       2.74      2.03       3.02          1.51
MainStay VP Capital Appreciation--Service Class                  (40.15)    (12.34)    (6.12)     (6.78)        (4.06)
MainStay VP Cash Management--Current 7-day yield is (1.56)%(5)     0.30       1.96      1.19       1.32          0.70
MainStay VP Common Stock--Service Class                          (37.72)     (9.90)    (3.49)     (2.81)        (0.97)
MainStay VP Conservative Allocation--Service Class               (20.11)       N/A       N/A        N/A         (4.01)
MainStay VP Convertible--Service Class                           (35.79)     (7.91)    (3.27)      1.26         (1.40)
MainStay VP Developing Growth--Service Class                     (48.32)     (8.76)    (2.89)     (2.74)        (0.26)
MainStay VP Floating Rate--Service Class                         (24.42)     (7.65)      N/A        N/A         (5.72)
MainStay VP Government--Service Class                              7.52       4.60      3.02       3.24          2.21
MainStay VP Growth Allocation--Service Class                     (38.89)       N/A       N/A        N/A        (11.51)
MainStay VP High Yield Corporate Bond--Service Class             (25.69)     (6.53)    (1.90)      2.42          0.58
MainStay VP ICAP Select Equity--Service Class(6)                 (38.89)     (9.27)    (3.40)     (2.06)        (1.07)
MainStay VP International Equity--Service Class                  (27.22)     (1.29)     3.17       1.67          5.11
MainStay VP Large Cap Growth--Service Class                      (40.07)     (9.23)    (6.07)     (2.82)        (4.22)
MainStay VP Mid Cap Core--Service Class                          (43.44)    (13.16)    (2.33)       N/A          0.85
MainStay VP Mid Cap Growth--Service Class                        (45.82)    (13.06)    (1.98)       N/A          0.89
MainStay VP Mid Cap Value--Service Class                         (33.87)    (10.58)    (3.16)       N/A         (0.36)
MainStay VP Moderate Allocation--Service Class                   (26.76)       N/A       N/A        N/A         (6.23)
MainStay VP Moderate Growth Allocation--Service Class            (33.89)       N/A       N/A        N/A         (9.51)
MainStay VP S&P 500 Index--Service Class(7)                      (38.33)    (10.44)    (4.43)     (3.66)        (1.97)
MainStay VP Small Cap Growth--Service Class                      (41.18)    (16.58)    (8.72)       N/A         (5.35)
MainStay VP Total Return--Service Class                          (28.44)     (6.87)    (2.59)     (2.35)        (1.35)
MFS(R) Investors Trust Series--Service Class                     (34.48)     (7.84)    (2.15)       N/A         (0.38)
MFS(R) Research Series--Service Class                            (37.43)     (9.13)    (2.11)       N/A         (0.12)
MFS(R) Utilities Series--Service Class                           (38.95)     (0.58)     7.47        N/A          9.67
Neuberger Berman AMT Mid-Cap Growth Portfolio--Class S           (44.55)     (9.25)    (1.06)       N/A          0.97
Royce Micro-Cap Portfolio--Investment Class                      (44.32)    (12.26)    (3.72)      6.80         (6.43)
Royce Small-Cap Portfolio--Investment Class                      (28.52)     (7.99)     0.57       7.13         (5.65)
T. Rowe Price Equity Income Portfolio--II                        (37.44)     (9.67)    (3.33)       N/A         (1.11)
Van Eck Worldwide Hard Assets                                    (47.12)     (2.67)    10.82      10.00         17.63
Van Kampen UIF Emerging Markets Equity--Class II                 (57.54)     (7.62)     4.56        N/A          5.60
Victory VIF Diversified Stock--Class A Shares                    (39.01)     (9.77)    (3.33)       N/A         (3.59)

------------------------------------------------------------------------------------------------------------------------
                                                                         Negative numbers appear in parentheses.

                                                               ---------------------------------------------------------
                                                                                  ASSUMING SURRENDER(%)

                                                                                                                SINCE
FOR POLICIES PURCHASED ON OR AFTER JUNE 2, 2003                                                              INVESTMENT
                                                                   1          3          5          10        DIVISION
INVESTMENT DIVISIONS                                            YEAR(1)    YEAR(1)    YEAR(1)    YEAR(1)    INCEPTION(3)
Alger American SmallCap Growth--Class S Shares(4)                (51.46)    (12.88)    (1.61)       N/A          1.80
Columbia Small Cap Value Fund, Variable Series--Class B Shares   (34.56)     (9.53)    (0.33)       N/A         (3.68)
CVS Calvert Social Balanced Portfolio                            (37.44)    (12.05)    (4.36)     (2.53)        (0.90)
Dreyfus IP Technology Growth--Service Shares                     (46.48)    (14.73)    (7.94)       N/A         (4.64)
Fidelity(R) VIP Contrafund(R)--Service Class 2                   (47.80)    (12.76)    (1.71)     (0.19)         0.93
Fidelity(R) VIP Equity-Income--Service Class 2                   (47.91)    (14.93)    (5.75)     (2.26)        (2.74)
Fidelity(R) VIP Mid Cap--Service Class 2                         (44.99)    (11.47)     0.98       8.60          2.42
Janus Aspen Series Balanced--Service Shares                      (23.54)     (3.24)     1.67        N/A          2.39
Janus Aspen Series Worldwide Growth--Service Shares              (49.73)    (14.23)    (6.46)       N/A         (3.84)
MainStay VP Balanced--Service Class                              (31.72)     (9.05)      N/A        N/A         (4.68)
MainStay VP Bond--Service Class                                   (5.75)      0.54      2.03       3.02          1.51
MainStay VP Capital Appreciation--Service Class                  (44.46)    (14.22)    (6.12)     (6.78)        (4.06)
MainStay VP Cash Management--Current 7-day yield is (1.56)%(5)    (6.92)     (0.23)     1.19       1.32          0.70
MainStay VP Common Stock--Service Class                          (42.20)    (11.84)    (3.49)     (2.81)        (0.97)
MainStay VP Conservative Allocation--Service Class               (25.87)       N/A       N/A        N/A         (6.20)
MainStay VP Convertible--Service Class                           (40.41)     (9.88)    (3.27)      1.26         (1.40)
MainStay VP Developing Growth--Service Class                     (52.04)    (10.71)    (2.89)     (2.74)        (0.26)
MainStay VP Floating Rate--Service Class                         (29.86)     (9.63)      N/A        N/A         (5.72)
MainStay VP Government--Service Class                             (0.23)      2.42      3.02       3.24          2.21
MainStay VP Growth Allocation--Service Class                     (43.29)       N/A       N/A        N/A        (13.55)
MainStay VP High Yield Corporate Bond--Service Class             (31.04)     (8.53)    (1.90)      2.42          0.58
MainStay VP ICAP Select Equity--Service Class(6)                 (43.29)    (11.21)    (3.40)     (2.06)        (1.07)
MainStay VP International Equity--Service Class                  (32.46)     (3.41)     3.17       1.67          5.11
MainStay VP Large Cap Growth--Service Class                      (44.38)    (11.18)    (6.07)     (2.82)        (4.22)
MainStay VP Mid Cap Core--Service Class                          (47.51)    (15.03)    (2.33)       N/A          0.85
MainStay VP Mid Cap Growth--Service Class                        (49.72)    (14.93)    (1.98)       N/A          0.89
MainStay VP Mid Cap Value--Service Class                         (38.63)    (12.50)    (3.16)       N/A         (0.36)
MainStay VP Moderate Allocation--Service Class                   (32.03)       N/A       N/A        N/A         (8.38)
MainStay VP Moderate Growth Allocation--Service Class            (38.65)       N/A       N/A        N/A        (11.59)
MainStay VP S&P 500 Index--Service Class(7)                      (42.77)    (12.36)    (4.43)     (3.66)        (1.97)
MainStay VP Small Cap Growth--Service Class                      (45.42)    (18.37)    (8.72)       N/A         (5.35)
MainStay VP Total Return--Service Class                          (33.60)     (8.87)    (2.59)     (2.35)        (1.35)
MFS(R) Investors Trust Series--Service Class                     (39.20)     (9.81)    (2.15)       N/A         (0.38)
MFS(R) Research Series--Service Class                            (41.93)    (11.08)    (2.11)       N/A         (0.12)
MFS(R) Utilities Series--Service Class                           (43.35)     (2.71)     7.47        N/A          9.67
Neuberger Berman AMT Mid-Cap Growth Portfolio--Class S           (48.55)    (11.20)    (1.06)       N/A          0.97
Royce Micro-Cap Portfolio--Investment Class                      (48.32)    (14.14)    (3.72)      6.80         (6.43)
Royce Small-Cap Portfolio--Investment Class                      (33.67)     (9.96)     0.57       7.13         (5.65)
T. Rowe Price Equity Income Portfolio--II                        (41.94)    (11.61)    (3.33)       N/A         (1.11)
Van Eck Worldwide Hard Assets                                    (50.93)     (4.75)    10.82      10.00         17.63
Van Kampen UIF Emerging Markets Equity--Class II                 (60.60)     (9.60)     4.56        N/A          5.60
Victory VIF Diversified Stock--Class A Shares                    (43.40)    (11.71)    (3.33)       N/A         (3.59)

------------------------------------------------------------------------------------------------------------------------
                                                                         Negative numbers appear in parentheses.


PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. DUE TO MARKET VOLATILITY, CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. THE INVESTMENT RETURN AND THE ACCUMULATION VALUE OF YOUR POLICY WILL FLUCTUATE SO THAT A POLICY, WHEN SURRENDERED, MAY BE WORTH MORE OR LESS THAN THE PREMIUM PAYMENT(S). FOR CURRENT TO THE MOST RECENT MONTH-END PERFORMANCE INFORMATION, VISIT
WWW.NEWYORKLIFEANNUITIES.COM.

ALL PERFORMANCE REFLECTS THE PERCENTAGE CHANGE FOR THE PERIOD SHOWN WITH CAPITAL GAINS AND DIVIDENDS REINVESTED AND INCLUDES AN ANNUALIZED SEPARATE ACCOUNT EXPENSES CHARGE OF 1.85%. A POLICY SERVICE CHARGE, OF $50, IS NOT INCLUDED IN THESE CHARGES, BUT WILL BE DEDUCTED EACH YEAR FROM THE POLICY'S ACCUMULATION VALUE ON THE POLICY ANNIVERSARY AND UPON SURRENDER OF THE POLICY, IF ON THAT DATE THE ACCUMULATION VALUE IS LESS THAN $100,000. THE PERFORMANCE SHOWN, THEREFORE, WOULD BE SLIGHTLY LOWER IF YOUR POLICY'S ACCUMULATION VALUE IS LESS THAN $100,000.

PERFORMANCE "ASSUMING NO SURRENDER" DOES NOT REFLECT THE DEDUCTION OF THE SURRENDER CHARGE (SC). IF REFLECTED, THE PERFORMANCE WOULD BE REDUCED. PERFORMANCE "ASSUMING SURRENDER" REFLECTS THE MAXIMUM SC UNDER THE POLICY. THE MAXIMUM SC FOR EACH PREMIUM PAYMENT IS 8%, DECLINING TO 7% BY THE 3RD YEAR AFTER THAT PREMIUM PAYMENT HAS BEEN IN THE POLICY, WITH NO CHARGE THEREAFTER. WITHDRAWALS AND SURRENDERS MAY BE TAXABLE TRANSACTIONS, AND PRIOR TO AGE 59 1/2, MAY BE SUBJECT TO A 10% IRS PENALTY. THE INVESTMENT DIVISIONS OFFERED THROUGH THE NEW YORK LIFE SELECT VARIABLE ANNUITY AND DESCRIBED HEREIN ARE DIFFERENT FROM MUTUAL FUNDS THAT MAY HAVE SIMILAR NAMES BUT ARE AVAILABLE DIRECTLY TO THE GENERAL PUBLIC. INVESTMENT RESULTS MAY DIFFER.

FOR MORE INFORMATION, YOU SHOULD REFER TO YOUR PRODUCT AND FUND PROSPECTUSES OR VISIT WWW.NEWYORKLIFEANNUITIES.COM. INVESTORS ARE ASKED TO CONSIDER THE OBJECTIVES, RISKS, CHARGES AND EXPENSES OF THE INVESTMENT CAREFULLY BEFORE INVESTING. BOTH THE PRODUCT PROSPECTUS AND THE UNDERLYING FUND PROSPECTUSES CONTAIN THIS AND OTHER INFORMATION ABOUT THE PRODUCT AND THE UNDERLYING INVESTMENT OPTIONS. PLEASE READ THE PROSPECTUSES CAREFULLY BEFORE INVESTING.

NEW YORK LIFE (FORMERLY MAINSTAY) SELECT VARIABLE ANNUITY PERFORMANCE SUMMARY INVESTING IN NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III
AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2008

                                                                             INVESTMENT
FOR POLICIES PURCHASED BEFORE JUNE 2, 2003                      PORTFOLIO     DIVISION
                                                                INCEPTION     INCEPTION
INVESTMENT DIVISIONS                                               DATE        DATE(1)
Alger American SmallCap Growth--Class O Shares(4)                 9/21/88      5/10/02
Columbia Small Cap Value Fund, Variable Series--Class B Shares     6/1/00     11/15/04
CVS Calvert Social Balanced Portfolio                              9/2/86      5/10/02
Dreyfus IP Technology Growth--Initial Shares                      8/31/99      5/10/02
Fidelity(R) VIP Contrafund(R)--Initial Class                       1/3/95      5/10/02
Fidelity(R) VIP Equity-Income--Initial Class                      10/9/86      5/10/02
Fidelity(R) VIP Mid Cap--Service Class 2                          1/12/00       9/8/03
Janus Aspen Series Balanced--Institutional Shares                 9/13/93      5/10/02
Janus Aspen Series Worldwide Growth--Institutional Shares         9/13/93      5/10/02
MainStay VP Balanced--Service Class                                5/2/05       5/2/05
MainStay VP Bond--Initial Class                                   1/23/84      5/10/02
MainStay VP Capital Appreciation--Initial Class                   1/29/93      5/10/02
MainStay VP Cash Management--Current 7-day yield is (1.56)%(5)    1/29/93      5/10/02
MainStay VP Common Stock--Initial Class                           1/23/84      5/10/02
MainStay VP Conservative Allocation--Service Class                2/13/06      2/13/06
MainStay VP Convertible--Initial Class                            10/1/96      5/10/02
MainStay VP Developing Growth--Initial Class                       5/1/98      5/10/02
MainStay VP Floating Rate--Service Class                           5/2/05       5/2/05
MainStay VP Government--Initial Class                             1/29/93      5/10/02
MainStay VP Growth Allocation--Service Class                      2/13/06      2/13/06
MainStay VP High Yield Corporate Bond--Initial Class               5/1/95      5/10/02
MainStay VP ICAP Select Equity--Initial Class(6)                   5/1/98      5/10/02
MainStay VP International Equity--Initial Class                    5/1/95      5/10/02
MainStay VP Large Cap Growth--Initial Class                        5/1/98      5/10/02
MainStay VP Mid Cap Core--Service Class                            6/2/03       6/2/03
MainStay VP Mid Cap Growth--Service Class                          6/2/03       6/2/03
MainStay VP Mid Cap Value--Initial Class                           7/2/01      5/10/02
MainStay VP Moderate Allocation--Service Class                    2/13/06      2/13/06
MainStay VP Moderate Growth Allocation--Service Class             2/13/06      2/13/06
MainStay VP S&P 500 Index--Initial Class(7)                       1/29/93      5/10/02
MainStay VP Small Cap Growth--Initial Class                        7/2/01      5/10/02
MainStay VP Total Return--Initial Class                           1/29/93      5/10/02
MFS(R) Investors Trust Series--Initial Class                      10/9/95      5/10/02
MFS(R) Research Series--Initial Class                             7/26/95      5/10/02
MFS(R) Utilities Series--Initial Class                             1/3/95      5/10/02
Neuberger Berman AMT Mid-Cap Growth Portfolio--Class I            11/3/97      5/10/02
Royce Micro-Cap Portfolio--Investment Class                      12/27/96       5/2/05
Royce Small-Cap Portfolio--Investment Class                      12/27/96       5/2/05
T. Rowe Price Equity Income Portfolio                             3/31/94      5/10/02
Van Eck Worldwide Hard Assets                                      9/1/89      5/10/02
Van Kampen UIF Emerging Markets Equity--Class I                   10/1/96      5/10/02
Victory VIF Diversified Stock--Class A Shares                      7/1/99       5/1/04

---------------------------------------------------------------------------------------
                                                                Negative numbers appear
                                                                    in parentheses.
                                                               ---------------------------------------------------------
                                                                               ASSUMING NO SURRENDER(%)(2)

                                                                                                                SINCE
FOR POLICIES PURCHASED BEFORE JUNE 2, 2003                                                                   INVESTMENT
                                                                   1          3          5          10        DIVISION
INVESTMENT DIVISIONS                                            YEAR(1)    YEAR(1)    YEAR(1)    YEAR(1)    INCEPTION(3)
Alger American SmallCap Growth--Class O Shares(4)                (47.59)    (10.76)    (1.37)     (4.10)         3.97
Columbia Small Cap Value Fund, Variable Series--Class B Shares   (29.48)     (7.55)    (0.33)       N/A         (3.68)
CVS Calvert Social Balanced Portfolio                            (32.59)    (10.12)    (4.36)     (2.53)        (0.90)
Dreyfus IP Technology Growth--Initial Shares                     (42.27)    (12.68)    (7.73)       N/A         (0.92)
Fidelity(R) VIP Contrafund(R)--Initial Class                     (43.57)    (10.61)    (1.45)      0.05          2.97
Fidelity(R) VIP Equity-Income--Initial Class                     (43.71)    (12.85)    (5.51)     (2.03)        (3.44)
Fidelity(R) VIP Mid Cap--Service Class 2                         (40.72)     (9.53)     0.98       8.60          2.42
Janus Aspen Series Balanced--Institutional Shares                (17.39)     (0.86)     1.92       2.37          2.56
Janus Aspen Series Worldwide Growth--Institutional Shares        (45.68)    (12.14)    (6.23)     (4.11)        (2.12)
MainStay VP Balanced--Service Class                              (26.42)     (7.06)      N/A        N/A         (4.68)
MainStay VP Bond--Initial Class                                    1.82       3.00      2.29       3.28          2.99
MainStay VP Capital Appreciation--Initial Class                  (40.00)    (12.12)    (5.88)     (6.54)        (2.58)
MainStay VP Cash Management--Current 7-day yield is (1.56)%(5)     0.30       1.96      1.19       1.32          0.70
MainStay VP Common Stock--Initial Class                          (37.56)     (9.68)    (3.24)     (2.56)        (0.56)
MainStay VP Conservative Allocation--Service Class               (20.11)       N/A       N/A        N/A         (4.01)
MainStay VP Convertible--Initial Class                           (35.63)     (7.68)    (3.02)      1.51          1.01
MainStay VP Developing Growth--Initial Class                     (48.19)     (8.53)    (2.64)     (2.48)         2.34
MainStay VP Floating Rate--Service Class                         (24.42)     (7.65)      N/A        N/A         (5.72)
MainStay VP Government--Initial Class                              7.78       4.86      3.29       3.50          3.32
MainStay VP Growth Allocation--Service Class                     (38.89)       N/A       N/A        N/A        (11.51)
MainStay VP High Yield Corporate Bond--Initial Class             (25.51)     (6.29)    (1.65)      2.67          3.70
MainStay VP ICAP Select Equity--Initial Class(6)                 (38.74)     (9.04)    (3.16)     (1.81)         2.11
MainStay VP International Equity--Initial Class                  (27.04)     (1.05)     3.42       1.92          6.37
MainStay VP Large Cap Growth--Initial Class                      (39.93)     (9.01)    (5.85)     (2.56)        (1.84)
MainStay VP Mid Cap Core--Service Class                          (43.44)    (13.16)    (2.33)       N/A          0.85
MainStay VP Mid Cap Growth--Service Class                        (45.82)    (13.06)    (1.98)       N/A          0.89
MainStay VP Mid Cap Value--Initial Class                         (33.70)    (10.36)    (2.92)       N/A         (1.67)
MainStay VP Moderate Allocation--Service Class                   (26.76)       N/A       N/A        N/A         (6.23)
MainStay VP Moderate Growth Allocation--Service Class            (33.89)       N/A       N/A        N/A         (9.51)
MainStay VP S&P 500 Index--Initial Class(7)                      (38.17)    (10.22)    (4.19)     (3.42)         0.00
MainStay VP Small Cap Growth--Initial Class                      (41.03)    (16.37)    (8.49)       N/A         (4.49)
MainStay VP Total Return--Initial Class                          (28.27)     (6.64)    (2.34)     (2.10)         0.58
MFS(R) Investors Trust Series--Initial Class                     (34.31)     (7.60)    (1.90)     (3.28)         2.11
MFS(R) Research Series--Initial Class                            (37.26)     (8.90)    (1.87)     (3.15)         1.21
MFS(R) Utilities Series--Initial Class                           (38.82)     (0.34)     7.73       3.96         10.62
Neuberger Berman AMT Mid-Cap Growth Portfolio--Class I           (44.41)     (9.03)    (0.82)     (1.62)         2.10
Royce Micro-Cap Portfolio--Investment Class                      (44.32)    (12.26)    (3.72)      6.80         (6.43)
Royce Small-Cap Portfolio--Investment Class                      (28.52)     (7.99)     0.57       7.13         (5.65)
T. Rowe Price Equity Income Portfolio                            (37.29)     (9.45)    (3.10)      0.11         (1.84)
Van Eck Worldwide Hard Assets                                    (47.12)     (2.67)    10.82      10.00         17.63
Van Kampen UIF Emerging Markets Equity--Class I                  (57.42)     (7.55)     4.65       5.67         11.32
Victory VIF Diversified Stock--Class A Shares                    (39.01)     (9.77)    (3.33)       N/A         (3.59)

------------------------------------------------------------------------------------------------------------------------
                                                                         Negative numbers appear in parentheses.

                                                               ---------------------------------------------------------
                                                                                  ASSUMING SURRENDER(%)

                                                                                                                SINCE
FOR POLICIES PURCHASED BEFORE JUNE 2, 2003                                                                   INVESTMENT
                                                                   1          3          5          10        DIVISION
INVESTMENT DIVISIONS                                            YEAR(1)    YEAR(1)    YEAR(1)    YEAR(1)    INCEPTION(3)
Alger American SmallCap Growth--Class O Shares(4)                (51.36)    (12.67)    (1.37)     (4.10)         3.97
Columbia Small Cap Value Fund, Variable Series--Class B Shares   (34.56)     (9.53)    (0.33)       N/A         (3.68)
CVS Calvert Social Balanced Portfolio                            (37.44)    (12.05)    (4.36)     (2.53)        (0.90)
Dreyfus IP Technology Growth--Initial Shares                     (46.42)    (14.55)    (7.73)       N/A         (0.92)
Fidelity(R) VIP Contrafund(R)--Initial Class                     (47.64)    (12.53)    (1.45)      0.05          2.97
Fidelity(R) VIP Equity-Income--Initial Class                     (47.76)    (14.72)    (5.51)     (2.03)        (3.44)
Fidelity(R) VIP Mid Cap--Service Class 2                         (44.99)    (11.47)     0.98       8.60          2.42
Janus Aspen Series Balanced--Institutional Shares                (23.33)     (2.99)     1.92       2.37          2.56
Janus Aspen Series Worldwide Growth--Institutional Shares        (49.59)    (14.02)    (6.23)     (4.11)        (2.12)
MainStay VP Balanced--Service Class                              (31.72)     (9.05)      N/A        N/A         (4.68)
MainStay VP Bond--Initial Class                                   (5.51)      0.79      2.29       3.28          2.99
MainStay VP Capital Appreciation--Initial Class                  (44.32)    (14.00)    (5.88)     (6.54)        (2.58)
MainStay VP Cash Management--Current 7-day yield is (1.56)%(5)    (6.92)     (0.23)     1.19       1.32          0.70
MainStay VP Common Stock--Initial Class                          (42.05)    (11.62)    (3.24)     (2.56)        (0.56)
MainStay VP Conservative Allocation--Service Class               (25.87)       N/A       N/A        N/A         (6.20)
MainStay VP Convertible--Initial Class                           (40.26)     (9.66)    (3.02)      1.51          1.01
MainStay VP Developing Growth--Initial Class                     (51.92)    (10.49)    (2.64)     (2.48)         2.34
MainStay VP Floating Rate--Service Class                         (29.86)     (9.63)      N/A        N/A         (5.72)
MainStay VP Government--Initial Class                              0.02       2.69      3.29       3.50          3.32
MainStay VP Growth Allocation--Service Class                     (43.29)       N/A       N/A        N/A        (13.55)
MainStay VP High Yield Corporate Bond--Initial Class             (30.87)     (8.30)    (1.65)      2.67          3.70
MainStay VP ICAP Select Equity--Initial Class(6)                 (43.15)    (10.99)    (3.16)     (1.81)         2.11
MainStay VP International Equity--Initial Class                  (32.29)     (3.17)     3.42       1.92          6.37
MainStay VP Large Cap Growth--Initial Class                      (44.25)    (10.96)    (5.85)     (2.56)        (1.84)
MainStay VP Mid Cap Core--Service Class                          (47.51)    (15.03)    (2.33)       N/A          0.85
MainStay VP Mid Cap Growth--Service Class                        (49.72)    (14.93)    (1.98)       N/A          0.89
MainStay VP Mid Cap Value--Initial Class                         (38.48)    (12.28)    (2.92)       N/A         (1.67)
MainStay VP Moderate Allocation--Service Class                   (32.03)       N/A       N/A        N/A         (8.38)
MainStay VP Moderate Growth Allocation--Service Class            (38.65)       N/A       N/A        N/A        (11.59)
MainStay VP S&P 500 Index--Initial Class(7)                      (42.63)    (12.14)    (4.19)     (3.42)         0.00
MainStay VP Small Cap Growth--Initial Class                      (45.28)    (18.17)    (8.49)       N/A         (4.49)
MainStay VP Total Return--Initial Class                          (33.43)     (8.64)    (2.34)     (2.10)         0.58
MFS(R) Investors Trust Series--Initial Class                     (39.04)     (9.58)    (1.90)     (3.28)         2.11
MFS(R) Research Series--Initial Class                            (41.78)    (10.85)    (1.87)     (3.15)         1.21
MFS(R) Utilities Series--Initial Class                           (43.22)     (2.48)     7.73       3.96         10.62
Neuberger Berman AMT Mid-Cap Growth Portfolio--Class I           (48.42)    (10.98)    (0.82)     (1.62)         2.10
Royce Micro-Cap Portfolio--Investment Class                      (48.32)    (14.14)    (3.72)      6.80         (6.43)
Royce Small-Cap Portfolio--Investment Class                      (33.67)     (9.96)     0.57       7.13         (5.65)
T. Rowe Price Equity Income Portfolio                            (41.80)    (11.39)    (3.10)      0.11         (1.84)
Van Eck Worldwide Hard Assets                                    (50.93)     (4.75)    10.82      10.00         17.63
Van Kampen UIF Emerging Markets Equity--Class I                  (60.49)     (9.53)     4.65       5.67         11.32
Victory VIF Diversified Stock--Class A Shares                    (43.40)    (11.71)    (3.33)       N/A         (3.59)

------------------------------------------------------------------------------------------------------------------------
                                                                         Negative numbers appear in parentheses.


PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. DUE TO MARKET VOLATILITY, CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. THE INVESTMENT RETURN AND THE ACCUMULATION VALUE OF YOUR POLICY WILL FLUCTUATE SO THAT A POLICY, WHEN SURRENDERED, MAY BE WORTH MORE OR LESS THAN THE PREMIUM PAYMENT(S). FOR CURRENT TO THE MOST RECENT MONTH-END PERFORMANCE INFORMATION, VISIT
WWW.NEWYORKLIFEANNUITIES.COM.

ALL PERFORMANCE REFLECTS THE PERCENTAGE CHANGE FOR THE PERIOD SHOWN WITH CAPITAL GAINS AND DIVIDENDS REINVESTED AND INCLUDES AN ANNUALIZED SEPARATE ACCOUNT EXPENSES CHARGE OF 1.85%. A POLICY SERVICE CHARGE, OF $50, IS NOT INCLUDED IN THESE CHARGES, BUT WILL BE DEDUCTED EACH YEAR FROM THE POLICY'S ACCUMULATION VALUE ON THE POLICY ANNIVERSARY AND UPON SURRENDER OF THE POLICY, IF ON THAT DATE THE ACCUMULATION VALUE IS LESS THAN $100,000. THE PERFORMANCE SHOWN, THEREFORE, WOULD BE SLIGHTLY LOWER IF YOUR POLICY'S ACCUMULATION VALUE IS LESS THAN $100,000.

PERFORMANCE "ASSUMING NO SURRENDER" DOES NOT REFLECT THE DEDUCTION OF THE SURRENDER CHARGE (SC). IF REFLECTED, THE PERFORMANCE WOULD BE REDUCED. PERFORMANCE "ASSUMING SURRENDER" REFLECTS THE MAXIMUM SC UNDER THE POLICY. THE MAXIMUM SC FOR EACH PREMIUM PAYMENT IS 8%, DECLINING TO 7% BY THE 3RD YEAR AFTER THAT PREMIUM PAYMENT HAS BEEN IN THE POLICY, WITH NO CHARGE THEREAFTER. WITHDRAWALS AND SURRENDERS MAY BE TAXABLE TRANSACTIONS, AND PRIOR TO AGE 59 1/2, MAY BE SUBJECT TO A 10% IRS PENALTY. THE INVESTMENT DIVISIONS OFFERED THROUGH THE NEW YORK LIFE SELECT VARIABLE ANNUITY AND DESCRIBED HEREIN ARE DIFFERENT FROM MUTUAL FUNDS THAT MAY HAVE SIMILAR NAMES BUT ARE AVAILABLE DIRECTLY TO THE GENERAL PUBLIC. INVESTMENT RESULTS MAY DIFFER.

FOR MORE INFORMATION, YOU SHOULD REFER TO YOUR PRODUCT AND FUND PROSPECTUSES OR VISIT WWW.NEWYORKLIFEANNUITIES.COM. INVESTORS ARE ASKED TO CONSIDER THE OBJECTIVES, RISKS, CHARGES AND EXPENSES OF THE INVESTMENT CAREFULLY BEFORE INVESTING. BOTH THE PRODUCT PROSPECTUS AND THE UNDERLYING FUND PROSPECTUSES CONTAIN THIS AND OTHER INFORMATION ABOUT THE PRODUCT AND THE UNDERLYING INVESTMENT OPTIONS. PLEASE READ THE PROSPECTUSES CAREFULLY BEFORE INVESTING.

NEW YORK LIFE (FORMERLY MAINSTAY) SELECT VARIABLE ANNUITY PERFORMANCE SUMMARY INVESTING IN NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III
AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2008

(1) The New York Life Select Variable Annuity was first offered for sale on May 10, 2002. The New York Life Select Variable Annuity invests in NYLIAC Variable Annuity Separate Account III. Certain Portfolios existed prior to the date that they were added as Investment Divisions of NYLIAC Variable Annuity Separate Account III. The performance for the MainStay VP Series Fund, Inc. Service Class portfolios are based on the Initial Class Portfolio Inception Date (where applicable). The performance for all other funds is based on the Portfolio Inception Date reflected in this performance summary. The hypothetical performance has been modified to reflect Separate Account Expense Charges and Fund annual expenses as if the policy had been available during the periods shown.

    The performance shown is for the indicated classes/shares only.

    FOR POLICIES PURCHASED ON OR AFTER JUNE 2, 2003, these classes/shares impose a 12b-1 fee except for CVS Calvert Social Balanced Portfolio, MainStay VP Cash Management, Royce Micro-Cap Portfolio--Investment Class, Royce Small-Cap Portfolio--Investment Class and Van Eck Worldwide Hard Assets.

    FOR POLICIES PURCHASED BEFORE JUNE 2, 2003, these classes/shares do not impose a 12b-1 fee except for Fidelity(R) VIP Mid Cap--Service Class 2 which was added as an Investment Division on September 8, 2003, MainStay VP Mid Cap Core--Service Class, MainStay VP Mid Cap Growth--Service Class, and Victory VIF Diversified Stock--Class A which were added as Investment Divisions on May 1, 2004, Columbia Small Cap Value, Variable Series, Class B which was added as an Investment Division on November 15, 2004, MainStay VP Floating Rate--Service Class and MainStay VP Balanced--Service Class which were added as Investment Divisions on May 1, 2005, and MainStay VP Conservative Allocation--Service Class, MainStay VP Growth Allocation--Service Class, MainStay VP Moderate Allocation--Service Class and MainStay VP Moderate Growth Allocation--Service Class which were added as Investment Divisions on February 13, 2006.

    Performance for the classes/shares that impose the 12b-1 fee may be lower than the returns for those classes/shares that do not impose a 12b-1 fee.

(2) Assumes no deduction for surrender charges.

(3) Performance is calculated as of the initial date a deposit was received in the Investment Division.

(4) New allocations to the Alger American SmallCap Growth--Class O and Class S Shares will not be accepted from policyowners who were not invested in the investment divisions as of June 1, 2007. (formerly Alger American Small Capitalization)

(5) AN INVESTMENT IN THE MAINSTAY VP CASH MANAGEMENT PORTFOLIO IS NEITHER INSURED NOR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY AND THERE CAN BE NO ASSURANCE THAT THE PORTFOLIO WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE. ALTHOUGH THE PORTFOLIO SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THIS PORTFOLIO. THE CURRENT YIELD AS OF DECEMBER 31, 2008 MORE CLOSELY REFLECTS THE PORTFOLIO'S EARNINGS THAN THE TOTAL RETURN FIGURES SHOWN.

(6) The MainStay VP Value Portfolio merged with and into the MainStay VP ICAP Select Equity Portfolio on May 16, 2008.

(7) The S&P 500(R) Index is an unmanaged index and is widely regarded as the standard for measuring large-cap U.S. stock market performance. "S&P 500" is a trademark of The McGraw-Hill Companies, Inc. and has been licensed for use by the MainStay VP S&P 500 Index Portfolio. The MainStay VP S&P 500 Index Portfolio is not sponsored, endorsed, sold or promoted by Standard & Poor's, and Standard & Poor's makes no representation regarding the advisability of investing in the MainStay VP S&P 500 Index Portfolio. Investors cannot directly purchase any index.

Historically, certain fees have been assumed or reduced by some of the portfolios. Had these expenses not been assumed or reduced, the total return for these Investment Divisions would have been lower.

This product is not available in all states.

SMRU # 386871 CV

NEW YORK LIFE (FORMERLY MAINSTAY) PREMIUM PLUS II VARIABLE ANNUITY PERFORMANCE SUMMARY INVESTING IN NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III
AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2008

                                                                             INVESTMENT
FOR POLICIES PURCHASED ON OR AFTER JUNE 2, 2003                 PORTFOLIO     DIVISION
                                                                INCEPTION     INCEPTION
INVESTMENT DIVISIONS                                               DATE        DATE(1)
Alger American SmallCap Growth--Class S Shares(4)                  5/1/02       6/2/03
Columbia Small Cap Value Fund, Variable Series--Class B Shares     6/1/00     11/15/04
CVS Calvert Social Balanced Portfolio                              9/2/86       6/2/03
Dreyfus IP Technology Growth--Service Shares                     12/29/00       6/2/03
Fidelity(R) VIP Contrafund(R)--Service Class 2                    1/12/00       6/2/03
Fidelity(R) VIP Equity-Income--Service Class 2                    1/12/00       6/2/03
Fidelity(R) VIP Mid Cap--Service Class 2                          1/12/00       9/8/03
Janus Aspen Series Balanced--Service Shares                      12/31/99       6/2/03
Janus Aspen Series Worldwide Growth--Service Shares              12/31/99       6/2/03
MainStay VP Balanced--Service Class                                5/2/05       5/2/05
MainStay VP Bond--Service Class                                    6/2/03       6/2/03
MainStay VP Capital Appreciation--Service Class                    6/2/03       6/2/03
MainStay VP Cash Management--Current 7-day yield is (1.46)%(5)    1/29/93       6/2/03
MainStay VP Common Stock--Service Class                            6/2/03       6/2/03
MainStay VP Conservative Allocation--Service Class                2/13/06      2/13/06
MainStay VP Convertible--Service Class                             6/2/03       6/2/03
MainStay VP Developing Growth--Service Class                       6/2/03       6/2/03
MainStay VP Floating Rate--Service Class                           5/2/05       5/2/05
MainStay VP Government--Service Class                              6/2/03       6/2/03
MainStay VP Growth Allocation--Service Class                      2/13/06      2/13/06
MainStay VP High Yield Corporate Bond--Service Class               6/2/03       6/2/03
MainStay VP ICAP Select Equity--Service Class(6)                   6/2/03       6/2/03
MainStay VP International Equity--Service Class                    6/2/03       6/2/03
MainStay VP Large Cap Growth--Service Class                        6/2/03       6/2/03
MainStay VP Mid Cap Core--Service Class                            6/2/03       5/3/04
MainStay VP Mid Cap Growth--Service Class                          6/2/03       5/3/04
MainStay VP Mid Cap Value--Service Class                           6/2/03       6/2/03
MainStay VP Moderate Allocation--Service Class                    2/13/06      2/13/06
MainStay VP Moderate Growth Allocation--Service Class             2/13/06      2/13/06
MainStay VP S&P 500 Index--Service Class(7)                        6/2/03       6/2/03
MainStay VP Small Cap Growth--Service Class                        6/2/03       6/2/03
MainStay VP Total Return--Service Class                            6/2/03       6/2/03
MFS(R) Investors Trust Series--Service Class                       5/1/00       6/2/03
MFS(R) Research Series--Service Class                              5/1/00       6/2/03
MFS(R) Utilities Series--Service Class                             5/1/00       6/2/03
Neuberger Berman AMT Mid-Cap Growth Portfolio--Class S            2/18/03       6/2/03
Royce Micro-Cap Portfolio--Investment Class                      12/27/96       5/2/05
Royce Small-Cap Portfolio--Investment Class                      12/27/96       5/2/05
T. Rowe Price Equity Income Portfolio--II                         4/30/02       6/2/03
Van Eck Worldwide Hard Assets                                      9/1/89       6/2/03
Van Kampen UIF Emerging Markets Equity--Class II                  1/10/03       6/2/03
Victory VIF Diversified Stock--Class A Shares                      7/1/99       5/1/04

---------------------------------------------------------------------------------------
                                                                Negative numbers appear
                                                                    in parentheses.
                                                               ---------------------------------------------------------
                                                                               ASSUMING NO SURRENDER(%)(2)

                                                                                                                SINCE
FOR POLICIES PURCHASED ON OR AFTER JUNE 2, 2003                                                              INVESTMENT
                                                                   1          3          5          10        DIVISION
INVESTMENT DIVISIONS                                            YEAR(1)    YEAR(1)    YEAR(1)    YEAR(1)    INCEPTION(3)
Alger American SmallCap Growth--Class S Shares(4)                (47.64)    (10.88)    (1.51)       N/A          2.16
Columbia Small Cap Value Fund, Variable Series--Class B Shares   (29.41)     (7.45)    (0.23)       N/A         (3.43)
CVS Calvert Social Balanced Portfolio                            (32.52)    (10.03)    (4.26)     (2.43)        (2.52)
Dreyfus IP Technology Growth--Service Shares                     (42.27)    (12.77)    (7.84)       N/A         (4.50)
Fidelity(R) VIP Contrafund(R)--Service Class 2                   (43.69)    (10.76)    (1.61)     (0.09)         1.05
Fidelity(R) VIP Equity-Income--Service Class 2                   (43.81)    (12.98)    (5.66)     (2.16)        (2.79)
Fidelity(R) VIP Mid Cap--Service Class 2                         (40.66)     (9.43)     1.08       8.71          3.62
Janus Aspen Series Balanced--Service Shares                      (17.52)     (1.02)     1.77        N/A          2.49
Janus Aspen Series Worldwide Growth--Service Shares              (45.77)    (12.26)    (6.37)       N/A         (3.77)
MainStay VP Balanced--Service Class                              (26.35)     (6.96)      N/A        N/A         (4.63)
MainStay VP Bond--Service Class                                    1.67       2.85      2.13       3.12          1.71
MainStay VP Capital Appreciation--Service Class                  (40.09)    (12.25)    (6.03)     (6.69)        (3.60)
MainStay VP Cash Management--Current 7-day yield is (1.46)%(5)     0.40       2.06      1.29       1.42          1.03
MainStay VP Common Stock--Service Class                          (37.65)     (9.81)    (3.39)     (2.71)        (0.77)
MainStay VP Conservative Allocation--Service Class               (20.03)       N/A       N/A        N/A         (4.05)
MainStay VP Convertible--Service Class                           (35.72)     (7.82)    (3.17)      1.36         (1.42)
MainStay VP Developing Growth--Service Class                     (48.27)     (8.66)    (2.80)     (2.64)         0.38
MainStay VP Floating Rate--Service Class                         (24.34)     (7.55)      N/A        N/A         (5.91)
MainStay VP Government--Service Class                              7.62       4.71      3.12       3.34          2.29
MainStay VP Growth Allocation--Service Class                     (38.83)       N/A       N/A        N/A        (11.25)
MainStay VP High Yield Corporate Bond--Service Class             (25.61)     (6.43)    (1.80)      2.52          0.70
MainStay VP ICAP Select Equity--Service Class(6)                 (38.83)     (9.18)    (3.30)     (1.96)        (0.85)
MainStay VP International Equity--Service Class                  (27.15)     (1.20)     3.27       1.77          5.37
MainStay VP Large Cap Growth--Service Class                      (40.01)     (9.14)    (5.98)     (2.72)        (3.64)
MainStay VP Mid Cap Core--Service Class                          (43.39)    (13.08)    (2.23)       N/A          0.71
MainStay VP Mid Cap Growth--Service Class                        (45.76)    (12.97)    (1.89)       N/A          1.65
MainStay VP Mid Cap Value--Service Class                         (33.80)    (10.49)    (3.06)       N/A         (0.17)
MainStay VP Moderate Allocation--Service Class                   (26.68)       N/A       N/A        N/A         (6.10)
MainStay VP Moderate Growth Allocation--Service Class            (33.82)       N/A       N/A        N/A         (8.70)
MainStay VP S&P 500 Index--Service Class(7)                      (38.27)    (10.35)    (4.34)     (3.57)        (1.87)
MainStay VP Small Cap Growth--Service Class                      (41.12)    (16.50)    (8.63)       N/A         (4.40)
MainStay VP Total Return--Service Class                          (28.37)     (6.78)    (2.49)     (2.26)        (1.29)
MFS(R) Investors Trust Series--Service Class                     (34.42)     (7.74)    (2.05)       N/A         (0.35)
MFS(R) Research Series--Service Class                            (37.37)     (9.04)    (2.01)       N/A          0.11
MFS(R) Utilities Series--Service Class                           (38.89)     (0.48)     7.57        N/A          9.54
Neuberger Berman AMT Mid-Cap Growth Portfolio--Class S           (44.50)     (9.16)    (0.97)       N/A          1.07
Royce Micro-Cap Portfolio--Investment Class                      (44.26)    (12.17)    (3.63)      6.91         (5.55)
Royce Small-Cap Portfolio--Investment Class                      (28.45)     (7.89)     0.67       7.23         (4.36)
T. Rowe Price Equity Income Portfolio--II                        (37.38)     (9.58)    (3.24)       N/A         (0.98)
Van Eck Worldwide Hard Assets                                    (47.06)     (2.57)    10.93      10.11         15.96
Van Kampen UIF Emerging Markets Equity--Class II                 (57.50)     (7.53)     4.67        N/A          9.64
Victory VIF Diversified Stock--Class A Shares                    (38.95)     (9.68)    (3.23)       N/A         (2.92)

------------------------------------------------------------------------------------------------------------------------
                                                                         Negative numbers appear in parentheses.

                                                               ---------------------------------------------------------
                                                                                  ASSUMING SURRENDER(%)

                                                                                                                SINCE
FOR POLICIES PURCHASED ON OR AFTER JUNE 2, 2003                                                              INVESTMENT
                                                                   1          3          5          10        DIVISION
INVESTMENT DIVISIONS                                            YEAR(1)    YEAR(1)    YEAR(1)    YEAR(1)    INCEPTION(3)
Alger American SmallCap Growth--Class S Shares(4)                (51.41)    (13.07)    (2.78)       N/A          1.16
Columbia Small Cap Value Fund, Variable Series--Class B Shares   (34.49)     (9.73)    (1.52)       N/A         (4.94)
CVS Calvert Social Balanced Portfolio                            (37.38)    (12.24)    (5.50)     (2.43)        (3.50)
Dreyfus IP Technology Growth--Service Shares                     (46.42)    (14.92)    (9.04)       N/A         (5.45)
Fidelity(R) VIP Contrafund(R)--Service Class 2                   (47.74)    (12.95)    (2.89)     (0.09)         0.04
Fidelity(R) VIP Equity-Income--Service Class 2                   (47.86)    (15.12)    (6.88)     (2.16)        (3.76)
Fidelity(R) VIP Mid Cap--Service Class 2                         (44.93)    (11.66)    (0.23)      8.71          2.62
Janus Aspen Series Balanced--Service Shares                      (23.46)     (3.45)     0.46        N/A          1.51
Janus Aspen Series Worldwide Growth--Service Shares              (49.67)    (14.42)    (7.58)       N/A         (4.73)
MainStay VP Balanced--Service Class                              (31.65)     (9.25)      N/A        N/A         (6.55)
MainStay VP Bond--Service Class                                   (5.65)      0.32      0.81       3.12          0.70
MainStay VP Capital Appreciation--Service Class                  (44.40)    (14.41)    (7.24)     (6.69)        (4.55)
MainStay VP Cash Management--Current 7-day yield is (1.46)%(5)    (6.83)     (0.45)    (0.02)      1.42          0.03
MainStay VP Common Stock--Service Class                          (42.14)    (12.03)    (4.64)     (2.71)        (1.76)
MainStay VP Conservative Allocation--Service Class               (25.79)       N/A       N/A        N/A         (6.52)
MainStay VP Convertible--Service Class                           (40.35)    (10.08)    (4.42)      1.36         (2.41)
MainStay VP Developing Growth--Service Class                     (51.99)    (10.91)    (4.05)     (2.64)        (0.62)
MainStay VP Floating Rate--Service Class                         (29.79)     (9.83)      N/A        N/A         (7.81)
MainStay VP Government--Service Class                             (0.13)      2.21      1.86       3.34          1.29
MainStay VP Growth Allocation--Service Class                     (43.24)       N/A       N/A        N/A        (13.55)
MainStay VP High Yield Corporate Bond--Service Class             (30.97)     (8.73)    (3.07)      2.52         (0.29)
MainStay VP ICAP Select Equity--Service Class(6)                 (43.24)    (11.41)    (4.55)     (1.96)        (1.83)
MainStay VP International Equity--Service Class                  (32.39)     (3.63)     2.01       1.77          4.50
MainStay VP Large Cap Growth--Service Class                      (44.33)    (11.37)    (7.20)     (2.72)        (4.60)
MainStay VP Mid Cap Core--Service Class                          (47.46)    (15.22)    (3.49)       N/A         (0.30)
MainStay VP Mid Cap Growth--Service Class                        (49.67)    (15.11)    (3.15)       N/A          0.64
MainStay VP Mid Cap Value--Service Class                         (38.57)    (12.69)    (4.32)       N/A         (1.16)
MainStay VP Moderate Allocation--Service Class                   (31.96)       N/A       N/A        N/A         (8.51)
MainStay VP Moderate Growth Allocation--Service Class            (38.59)       N/A       N/A        N/A        (11.05)
MainStay VP S&P 500 Index--Service Class(7)                      (42.71)    (12.56)    (5.57)     (3.57)        (2.84)
MainStay VP Small Cap Growth--Service Class                      (45.36)    (18.55)    (9.81)       N/A         (5.35)
MainStay VP Total Return--Service Class                          (33.53)     (9.07)    (3.75)     (2.26)        (2.27)
MFS(R) Investors Trust Series--Service Class                     (39.14)    (10.01)    (3.31)       N/A         (1.35)
MFS(R) Research Series--Service Class                            (41.88)    (11.28)    (3.28)       N/A         (0.90)
MFS(R) Utilities Series--Service Class                           (43.29)     (2.93)     6.51        N/A          8.79
Neuberger Berman AMT Mid-Cap Growth Portfolio--Class S           (48.49)    (11.39)    (2.25)       N/A          0.06
Royce Micro-Cap Portfolio--Investment Class                      (48.27)    (14.33)    (4.87)      6.91         (7.46)
Royce Small-Cap Portfolio--Investment Class                      (33.60)    (10.16)    (0.63)      7.23         (6.30)
T. Rowe Price Equity Income Portfolio--II                        (41.89)    (11.81)    (4.49)       N/A         (1.97)
Van Eck Worldwide Hard Assets                                    (50.88)     (4.96)     9.99      10.11         15.39
Van Kampen UIF Emerging Markets Equity--Class II                 (60.56)     (9.80)     3.47        N/A          8.91
Victory VIF Diversified Stock--Class A Shares                    (43.35)    (11.90)    (4.48)       N/A         (4.27)

------------------------------------------------------------------------------------------------------------------------
                                                                         Negative numbers appear in parentheses.


PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. DUE TO MARKET VOLATILITY, CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. THE INVESTMENT RETURN AND THE ACCUMULATION VALUE OF YOUR POLICY WILL FLUCTUATE SO THAT A POLICY, WHEN SURRENDERED, MAY BE WORTH MORE OR LESS THAN THE PREMIUM PAYMENT(S). FOR CURRENT TO THE MOST RECENT MONTH-END PERFORMANCE INFORMATION, VISIT
WWW.NEWYORKLIFEANNUITIES.COM.

ALL PERFORMANCE REFLECTS THE PERCENTAGE CHANGE FOR THE PERIOD SHOWN WITH CAPITAL GAINS AND DIVIDENDS REINVESTED AND INCLUDES AN ANNUALIZED SEPARATE ACCOUNT EXPENSES CHARGE OF 1.75% BUT DOES NOT INCLUDE ANY CREDITS APPLIED. A POLICY SERVICE CHARGE, OF $30, IS NOT INCLUDED IN THESE CHARGES, BUT WILL BE DEDUCTED EACH YEAR FROM THE POLICY'S ACCUMULATION VALUE ON THE POLICY ANNIVERSARY AND UPON SURRENDER OF THE POLICY IF ON THAT DATE THE ACCUMULATION VALUE IS LESS THAN $100,000. THE PERFORMANCE SHOWN, THEREFORE, WOULD BE SLIGHTLY LOWER IF YOUR POLICY'S ACCUMULATION VALUE IS LESS THAN $100,000.

PERFORMANCE "ASSUMING NO SURRENDER" DOES NOT REFLECT THE DEDUCTION OF THE SURRENDER CHARGE (SC). IF REFLECTED, THE PERFORMANCE WOULD BE REDUCED. PERFORMANCE "ASSUMING SURRENDER" REFLECTS THE MAXIMUM SC UNDER THE POLICY. THE MAXIMUM SC FOR EACH PREMIUM PAYMENT IS 8%, DECLINING TO 4% (2% FOR SINGLE PREMIUM POLICIES) BY THE 8TH YEAR AFTER THAT PREMIUM PAYMENT HAS BEEN IN THE POLICY, WITH NO CHARGE THEREAFTER. WITHDRAWALS AND SURRENDERS MAY BE TAXABLE TRANSACTIONS, AND PRIOR TO AGE 59 1/2, MAY BE SUBJECT TO A 10% IRS PENALTY. THE INVESTMENT DIVISIONS OFFERED THROUGH THE NEW YORK LIFE PREMIUM PLUS II VARIABLE ANNUITY AND DESCRIBED HEREIN ARE DIFFERENT FROM MUTUAL FUNDS THAT MAY HAVE SIMILAR NAMES BUT ARE AVAILABLE DIRECTLY TO THE GENERAL PUBLIC. INVESTMENT RESULTS MAY DIFFER.

FOR MORE INFORMATION, YOU SHOULD REFER TO YOUR PRODUCT AND FUND PROSPECTUSES OR VISIT WWW.NEWYORKLIFEANNUITIES.COM. INVESTORS ARE ASKED TO CONSIDER THE OBJECTIVES, RISKS, CHARGES AND EXPENSES OF THE INVESTMENT CAREFULLY BEFORE INVESTING. BOTH THE PRODUCT PROSPECTUS AND THE UNDERLYING FUND PROSPECTUSES CONTAIN THIS AND OTHER INFORMATION ABOUT THE PRODUCT AND THE UNDERLYING INVESTMENT OPTIONS. PLEASE READ THE PROSPECTUSES CAREFULLY BEFORE INVESTING.

NEW YORK LIFE (FORMERLY MAINSTAY) PREMIUM PLUS II VARIABLE ANNUITY PERFORMANCE SUMMARY INVESTING IN NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III
AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2008

(1) The New York Life Premium Plus II Variable Annuity was first offered for sale on June 2, 2003. The MainStay Premium Plus II Variable Annuity was renamed New York Life Premium Plus II Variable Annuity on May 1, 2007. The New York Life Premium Plus II Variable Annuity invests in NYLIAC Variable Annuity Separate Account III. Certain Portfolios existed prior to the date that they were added as Investment Divisions of NYLIAC Variable Annuity Separate Account III. The performance for the MainStay VP Series Fund, Inc. Service Class portfolios are based on the Initial Class Portfolio Inception Date (where applicable). The performance for all other funds is based on the Portfolio Inception Date reflected in this performance summary. The hypothetical performance has been modified to reflect Separate Account Expense Charges and Fund annual expenses as if the policy had been available during the periods shown.

    The performance shown is for the indicated classes/shares only. These classes/shares impose a 12b-1 fee (except CVS Calvert Social Balanced Portfolio, MainStay VP Cash Management, Royce Micro-Cap
    Portfolio--Investment Class, Royce Small-Cap Portfolio--Investment Class and Van Eck Worldwide Hard Assets). Performance for these classes/shares may be lower than the returns for those classes/shares that do not impose a 12b-1 fee.

(2) Assumes no deduction for surrender charges.

(3) Performance is calculated as of the initial date a deposit was received in the Investment Division.

(4) New allocations to the Alger American SmallCap Growth--Class O and Class S Shares will not be accepted from policyowners who were not invested in the investment divisions as of June 1, 2007. (formerly Alger American Small Capitalization)

(5) AN INVESTMENT IN THE MAINSTAY VP CASH MANAGEMENT PORTFOLIO IS NEITHER INSURED NOR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY AND THERE CAN BE NO ASSURANCE THAT THE PORTFOLIO WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE. ALTHOUGH THE PORTFOLIO SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THIS PORTFOLIO. THE CURRENT YIELD AS OF DECEMBER 31, 2008 MORE CLOSELY REFLECTS THE PORTFOLIO'S EARNINGS THAN THE TOTAL RETURN FIGURES SHOWN.

(6) The MainStay VP Value Portfolio merged with and into the MainStay VP ICAP Select Equity Portfolio on May 16, 2008.

(7) The S&P 500(R) Index is an unmanaged index and is widely regarded as the standard for measuring large-cap U.S. stock market performance. "S&P 500" is a trademark of The McGraw-Hill Companies, Inc. and has been licensed for use by the MainStay VP S&P 500 Index Portfolio. The MainStay VP S&P 500 Index Portfolio is not sponsored, endorsed, sold or promoted by Standard & Poor's, and Standard & Poor's makes no representation regarding the advisability of investing in the MainStay VP S&P 500 Index Portfolio. Investors cannot directly purchase any index.

Historically, certain fees have been assumed or reduced by some of the portfolios. Had these expenses not been assumed or reduced, the total return for these Investment Divisions would have been lower.

New York Life Premium Plus II Variable Annuity is a flexible premium deferred variable annuity issued by NYLIAC. Under this policy, we will apply a Premium Credit to premiums paid in a percentage amount according to the credit rate schedule then in effect. Fees and charges for a policy with a Premium Credit may be higher than those for other policies, and over time, the amount of the Premium Credit may be more than offset by those higher charges. There may be circumstances in which the purchase of a New York Life Premium Plus II Variable Annuity is less advantageous than the purchase of another New York Life variable annuity which may have lower fees but no Premium Credit. This may be the case, for example, if you anticipate retaining the policy for a significant time beyond the surrender charge period.

This product is not available in all states.

SMRU # 386781 CV

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

                  NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

                              FINANCIAL STATEMENTS




SERIES I POLICIES:        New York Life Variable Annuity*
                          New York Life Flexible Premium Variable
                          Annuity*
                          New York Life Plus Variable Annuity*

SERIES II POLICIES:       New York Life Access Variable Annuity*

SERIES III POLICIES:      New York Life Premium Plus Variable Annuity*


SERIES IV POLICIES:       New York Life Essentials Variable Annuity*
                          New York Life Plus II Variable Annuity*

SERIES V POLICIES:        New York Life Select Variable Annuity*


SERIES VI POLICIES:       New York Life Premium Plus II Variable Annuity*



          *Includes policies formerly known as LifeStages(R) and MainStay

STATEMENT OF ASSETS AND LIABILITIES
As of December 31, 2008





                                                             MAINSTAY VP
                                           MAINSTAY VP         CAPITAL         MAINSTAY VP
                                             BOND--        APPRECIATION--         CASH
                                          INITIAL CLASS     INITIAL CLASS      MANAGEMENT
                                         --------------------------------------------------

ASSETS:
  Investment at net asset value.......    $137,903,621      $108,038,256      $526,823,459
  Dividends due and accrued...........              --                --           215,492
  Net receivable (payable) to New York
     Life Insurance and Annuity
     Corporation......................         (14,780)          (49,434)       (1,668,000)

LIABILITIES:
  Liability to New York Life Insurance
     and Annuity Corporation for:
     Mortality and expense risk
       charges........................         169,781           119,085           667,199
     Administrative charges...........          14,137            13,571            43,123
                                          ------------      ------------      ------------
       Total net assets...............    $137,704,923      $107,856,166      $524,660,629
                                          ============      ============      ============

TOTAL NET ASSETS REPRESENTED BY:
  Net Assets of Policyowners:
     Series I Policies................    $ 86,748,597      $ 95,683,606      $173,655,597
     Series II Policies...............         659,663           102,268        27,184,401
     Series III Policies..............      38,192,720         8,325,025       136,010,943
     Series IV Policies...............      11,915,669         3,740,203       114,582,904
     Series V Policies................         188,274             5,064         9,319,424
     Series VI Policies...............              --                --        63,907,360
                                          ------------      ------------      ------------
       Total net assets...............    $137,704,923      $107,856,166      $524,660,629
                                          ============      ============      ============

     Series I variable accumulation
       unit value.....................    $      17.87      $      12.28      $       1.36
                                          ============      ============      ============
     Series II variable accumulation
       unit value.....................    $      14.42      $       4.58      $       1.12
                                          ============      ============      ============
     Series III variable accumulation
       unit value.....................    $      14.10      $       4.17      $       1.10
                                          ============      ============      ============
     Series IV variable accumulation
       unit value.....................    $      12.68      $       7.04      $       1.07
                                          ============      ============      ============
     Series V variable accumulation
       unit value.....................    $      12.09      $       8.47      $       1.05
                                          ============      ============      ============
     Series VI variable accumulation
       unit value.....................    $         --      $         --      $       1.06
                                          ============      ============      ============


Identified Cost of Investment.........    $136,779,459      $155,612,850      $526,808,421
                                          ============      ============      ============




Not all investment divisions are available under all policies.


The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III







                                            MAINSTAY VP                          MAINSTAY VP        MAINSTAY VP
        MAINSTAY VP       MAINSTAY VP        DEVELOPING       MAINSTAY VP        HIGH YIELD         ICAP SELECT
      COMMON STOCK--     CONVERTIBLE--    GROWTH--INITIAL     GOVERNMENT--    CORPORATE BOND--    EQUITY--INITIAL
       INITIAL CLASS     INITIAL CLASS         CLASS         INITIAL CLASS      INITIAL CLASS          CLASS
      -----------------------------------------------------------------------------------------------------------


       $109,061,909      $ 91,561,156       $12,401,706       $135,868,305      $296,641,025        $148,086,716
                 --                --                --                 --                --                  --

             (8,787)           19,798           (15,967)          (245,258)          283,035             (15,443)



            122,315           106,863            14,490            168,409           344,715             168,027
             12,889             9,824             1,176             14,258            32,577              15,576
       ------------      ------------       -----------       ------------      ------------        ------------
       $108,917,918      $ 91,464,267       $12,370,073       $135,440,380      $296,546,768        $147,887,670
       ============      ============       ===========       ============      ============        ============



       $ 89,607,340      $ 62,517,062       $ 7,468,930       $ 86,407,567      $217,880,933        $106,055,791
            343,321           662,606           105,411            513,592         1,840,323             896,160
         13,910,452        20,103,146         3,647,825         36,740,052        57,001,467          31,233,607
          5,005,649         7,926,356         1,070,489         11,634,908        19,633,446           9,591,590
             51,156           255,097            77,418            144,261           190,599             110,522
                 --                --                --                 --                --                  --
       ------------      ------------       -----------       ------------      ------------        ------------
       $108,917,918      $ 91,464,267       $12,370,073       $135,440,380      $296,546,768        $147,887,670
       ============      ============       ===========       ============      ============        ============

       $      17.63      $      14.75       $      7.42       $      18.24      $      19.22        $       8.87
       ============      ============       ===========       ============      ============        ============
       $       6.11      $       8.27       $      7.06       $      14.41      $      12.10        $       8.16
       ============      ============       ===========       ============      ============        ============
       $       6.13      $       7.90       $      7.07       $      14.21      $      11.86        $       8.03
       ============      ============       ===========       ============      ============        ============
       $       8.71      $       9.78       $      9.41       $      12.93      $      12.20        $       8.75
       ============      ============       ===========       ============      ============        ============
       $       9.64      $      10.67       $     11.49       $      12.37      $      12.65        $      11.31
       ============      ============       ===========       ============      ============        ============
       $         --      $         --       $        --       $         --      $         --        $         --
       ============      ============       ===========       ============      ============        ============


       $168,973,695      $126,090,368       $22,550,790       $127,412,441      $411,670,476        $242,558,132
       ============      ============       ===========       ============      ============        ============


         MAINSTAY VP
        INTERNATIONAL
      EQUITY-- INITIAL
            CLASS
      ----------------

         $70,343,745
                  --
             (25,465)



              84,044
               7,293
         -----------
         $70,226,943
         ===========


         $45,986,409
             595,563
          17,757,411
           5,824,421
              63,139
                  --
         -----------
         $70,226,943
         ===========

         $     18.92
         ===========
         $     11.46
         ===========
         $     11.47
         ===========
         $     13.64
         ===========
         $     14.78
         ===========
         $        --
         ===========

         $93,771,227
         ===========





The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

As of December 31, 2008


                                           MAINSTAY VP       MAINSTAY VP       MAINSTAY VP
                                            LARGE CAP          MID CAP           MID CAP
                                            GROWTH--           CORE--           GROWTH--
                                          INITIAL CLASS     INITIAL CLASS     INITIAL CLASS
                                         --------------------------------------------------

ASSETS:
     Investment at net asset value....     $39,526,505       $31,003,670       $38,319,825
     Dividends due and accrued........              --                --                --
  Net receivable (payable) to New York
     Life Insurance and Annuity
     Corporation......................         (13,598)           (1,331)          (70,169)

LIABILITIES:
  Liability to New York Life Insurance
     and Annuity Corporation for:
     Mortality and expense risk
       charges........................          44,417            35,945            44,193
     Administrative charges...........           4,439             3,084             3,890
                                           -----------       -----------       -----------
       Total net assets...............     $39,464,051       $30,963,310       $38,201,573
                                           ===========       ===========       ===========

TOTAL NET ASSETS REPRESENTED BY:
  Net Assets of Policyowners:
     Series I Policies................     $29,821,334       $19,106,684       $23,906,464
     Series II Policies...............         192,584           173,912           120,156
     Series III Policies..............       6,856,284         8,229,754         9,835,447
     Series IV Policies...............       2,422,326         3,438,817         4,317,085
     Series V Policies................         171,523            14,143            22,421
     Series VI Policies...............              --                --                --
                                           -----------       -----------       -----------
       Total net assets...............     $39,464,051       $30,963,310       $38,201,573
                                           ===========       ===========       ===========
     Series I variable accumulation
       unit value.....................     $      9.42       $      9.87       $      8.57
                                           ===========       ===========       ===========
     Series II variable accumulation
       unit value.....................     $      5.23       $     10.58       $     10.86
                                           ===========       ===========       ===========
     Series III variable accumulation
       unit value.....................     $      4.46       $     10.15       $      8.64
                                           ===========       ===========       ===========
     Series IV variable accumulation
       unit value.....................     $      7.52       $      9.99       $      9.35
                                           ===========       ===========       ===========
     Series V variable accumulation
       unit value.....................     $      8.94       $     11.61       $     13.28
                                           ===========       ===========       ===========
     Series VI variable accumulation
       unit value.....................     $        --       $        --       $        --
                                           ===========       ===========       ===========


Identified Cost of Investment.........     $52,023,291       $55,676,304       $61,328,886
                                           ===========       ===========       ===========




Not all investment divisions are available under all policies.


The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III










        MAINSTAY VP       MAINSTAY VP       MAINSTAY VP                       ALGER AMERICAN                         DREYFUS IP
          MID CAP           S&P 500          SMALL CAP        MAINSTAY VP        SMALLCAP         CVS CALVERT        TECHNOLOGY
          VALUE--           INDEX--          GROWTH--       TOTAL RETURN--       GROWTH--       SOCIAL BALANCED       GROWTH--
       INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS    CLASS O SHARES       PORTFOLIO       INITIAL SHARES
      ---------------------------------------------------------------------------------------------------------------------------


        $59,917,459      $216,291,774       $19,532,339      $ 86,651,120       $31,960,336       $23,409,231        $ 8,602,140
                 --                --                --                --                --                --                 --

              1,085          (291,973)           25,390           (86,647)          (14,918)          (18,283)            (1,243)




             69,865           243,829            22,632            99,390            35,654            28,130             10,038
              5,771            25,117             1,947            10,713             3,544             2,315                806
        -----------      ------------       -----------      ------------       -----------       -----------        -----------
        $59,842,908      $215,730,855       $19,533,150      $ 86,454,370       $31,906,220       $23,360,503        $ 8,590,053
        ===========      ============       ===========      ============       ===========       ===========        ===========



        $34,773,327      $173,448,628       $11,033,224      $ 73,711,599       $24,555,208       $12,030,068        $ 4,887,430
            253,941           591,985            57,148           200,650           187,987           119,361             97,002
         17,439,568        30,579,223         5,311,539         9,148,127         5,512,445         5,566,704          2,692,239
          7,296,678        11,024,138         3,104,851         3,385,235         1,618,305         3,371,245            864,914
             79,394            86,881            26,388             8,759            32,275           470,137             48,468
                 --                --                --                --                --         1,802,988                 --
        -----------      ------------       -----------      ------------       -----------       -----------        -----------
        $59,842,908      $215,730,855       $19,533,150      $ 86,454,370       $31,906,220       $23,360,503        $ 8,590,053
        ===========      ============       ===========      ============       ===========       ===========        ===========
        $      9.29      $      17.13       $      6.31      $      15.45       $      8.24       $     13.69        $      5.99
        ===========      ============       ===========      ============       ===========       ===========        ===========
        $      9.15      $       6.45       $      6.43      $       7.06       $      5.73       $      7.08        $      7.25
        ===========      ============       ===========      ============       ===========       ===========        ===========
        $      9.29      $       6.26       $      6.22      $       6.75       $      5.30       $      6.86        $      6.02
        ===========      ============       ===========      ============       ===========       ===========        ===========
        $      9.05      $       8.54       $      6.78      $       9.33       $     10.94       $      8.86        $      7.27
        ===========      ============       ===========      ============       ===========       ===========        ===========
        $      8.95      $      10.00       $      7.42      $      10.37       $     12.62       $      9.45        $      9.48
        ===========      ============       ===========      ============       ===========       ===========        ===========
        $        --      $         --       $        --      $         --       $        --       $      8.68        $        --
        ===========      ============       ===========      ============       ===========       ===========        ===========


        $98,652,188      $290,552,229       $36,479,586      $129,183,491       $32,811,032       $34,138,621        $12,161,047
        ===========      ============       ===========      ============       ===========       ===========        ===========





The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

As of December 31, 2008



                                                                                 JANUS ASPEN
                                                            FIDELITY(R) VIP        SERIES
                                         FIDELITY(R) VIP        EQUITY-          BALANCED--
                                         CONTRAFUND(R)--        INCOME--        INSTITUTIONAL
                                          INITIAL CLASS      INITIAL CLASS         SHARES
                                         ----------------------------------------------------

ASSETS:
  Investment at net asset value.......     $186,539,095       $ 84,868,376      $268,356,606
  Dividends due and accrued...........               --                 --                --
  Net receivable (payable) to New York
     Life Insurance and Annuity
     Corporation......................          (27,692)           (32,533)          (33,208)

LIABILITIES:
  Liability to New York Life Insurance
     and Annuity Corporation for:
     Mortality and expense risk
       charges........................          208,664             97,538           312,735
     Administrative charges...........           20,596              8,989            31,910
                                           ------------       ------------      ------------
       Total net assets...............     $186,282,143       $ 84,729,316      $267,978,753
                                           ============       ============      ============

TOTAL NET ASSETS REPRESENTED BY:
  Net Assets of Policyowners:
     Series I Policies................     $141,011,496       $ 60,954,984      $210,948,854
     Series II Policies...............        1,022,990            373,939         1,021,820
     Series III Policies..............       31,734,660         18,360,394        42,100,225
     Series IV Policies...............       12,284,455          4,915,693        13,713,930
     Series V Policies................          228,542            124,306           193,924
     Series VI Policies...............               --                 --                --
                                           ------------       ------------      ------------
       Total net assets...............     $186,282,143       $ 84,729,316      $267,978,753
                                           ============       ============      ============
     Series I variable accumulation
       unit value.....................     $      17.53       $      12.38      $      21.57
                                           ============       ============      ============
     Series II variable accumulation
       unit value.....................     $       9.14       $       8.00      $      11.10
                                           ============       ============      ============
     Series III variable accumulation
       unit value.....................     $       8.77       $       7.86      $      10.42
                                           ============       ============      ============
     Series IV variable accumulation
       unit value.....................     $      10.36       $       8.05      $      11.60
                                           ============       ============      ============
     Series V variable accumulation
       unit value.....................     $      12.08       $       7.94      $      11.79
                                           ============       ============      ============
     Series VI variable accumulation
       unit value.....................     $         --       $         --      $         --
                                           ============       ============      ============


Identified Cost of Investment.........     $310,249,158       $146,228,922      $276,470,567
                                           ============       ============      ============




Not all investment divisions are available under all policies.


The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III







        JANUS ASPEN                                                                   NEUBERGER
          SERIES                                                                     BERMAN AMT
         WORLDWIDE                                                                     MID-CAP             ROYCE
         GROWTH--       MFS(R) INVESTORS    MFS(R) RESEARCH    MFS(R) UTILITIES        GROWTH            MICRO-CAP
       INSTITUTIONAL     TRUST SERIES--         SERIES--           SERIES--          PORTFOLIO--        PORTFOLIO--
          SHARES          INITIAL CLASS      INITIAL CLASS       INITIAL CLASS         CLASS I       INVESTMENT CLASS
      ---------------------------------------------------------------------------------------------------------------


       $ 75,981,925        $12,441,003        $13,318,638         $3,302,189         $3,031,507         $38,821,270
                 --                 --                 --                 --                 --                  --

            (16,286)            (3,262)           (16,525)            (1,320)             1,349              56,094




             86,861             14,423             15,182              4,084              3,630              46,335
              9,734              1,234              1,457                175                200               3,433
       ------------        -----------        -----------         ----------         ----------         -----------
       $ 75,869,044        $12,422,084        $13,285,474         $3,296,610         $3,029,026         $38,827,596
       ============        ===========        ===========         ==========         ==========         ===========



       $ 65,724,053        $ 8,312,195        $ 9,961,398         $1,234,225         $1,184,818         $11,402,229
            181,476            173,786             99,489             45,992             17,864             938,924
          7,222,331          3,112,537          2,572,984          1,889,960          1,440,779           6,949,612
          2,701,311            778,143            647,520            104,197            351,539          12,325,747
             39,873             45,423              4,083             22,236             34,026             658,717
                 --                 --                 --                 --                 --           6,552,367
       ------------        -----------        -----------         ----------         ----------         -----------
       $ 75,869,044        $12,422,084        $13,285,474         $3,296,610         $3,029,026         $38,827,596
       ============        ===========        ===========         ==========         ==========         ===========
       $      10.90        $      7.91        $      8.22         $    13.37         $     8.33         $      8.32
       ============        ===========        ===========         ==========         ==========         ===========
       $       4.61        $      6.96        $      5.79         $    15.64         $     8.53         $      8.36
       ============        ===========        ===========         ==========         ==========         ===========
       $       4.22        $      6.83        $      5.53         $    12.47         $     8.56         $      8.19
       ============        ===========        ===========         ==========         ==========         ===========
       $       7.04        $      9.08        $      9.00         $    20.20         $    11.97         $      8.10
       ============        ===========        ===========         ==========         ==========         ===========
       $       8.79        $     11.30        $     10.76         $    17.74         $    11.37         $      7.89
       ============        ===========        ===========         ==========         ==========         ===========
       $         --        $        --        $        --         $       --         $       --         $      8.12
       ============        ===========        ===========         ==========         ==========         ===========


       $128,983,929        $14,982,016        $14,741,980         $5,197,129         $3,577,154         $76,639,335
       ============        ===========        ===========         ==========         ==========         ===========


            ROYCE
          SMALL-CAP
         PORTFOLIO--
      INVESTMENT CLASS
      ----------------


         $38,062,182
                  --
              72,574




              45,811
               3,236
         -----------
         $38,085,709
         ===========



         $11,582,604
           1,465,651
           7,412,400
          10,844,724
             466,657
           6,313,673
         -----------
         $38,085,709
         ===========
         $      8.81
         ===========
         $      8.30
         ===========
         $      8.49
         ===========
         $      8.65
         ===========
         $      8.15
         ===========
         $      8.50
         ===========


         $57,927,951
         ===========





The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

As of December 31, 2008



                                                                               VAN KAMPEN
                                                                              UIF EMERGING
                                          T. ROWE PRICE        VAN ECK           MARKETS
                                          EQUITY INCOME       WORLDWIDE         EQUITY--
                                            PORTFOLIO        HARD ASSETS         CLASS I
                                         --------------------------------------------------

ASSETS:
  Investments, at net asset value.....    $ 94,464,218      $215,623,901       $42,093,570
  Dividends due and accrued...........              --                --                --
  Net receivable from (payable to) New
     York Life Insurance and Annuity
     Corporation......................          32,960            93,699           (19,643)

LIABILITIES:
  Liability to New York Life Insurance
     and Annuity Corporation for:
     Mortality and expense risk
       charges........................         111,075           240,554            47,915
     Administrative charges...........           9,132            15,609             4,509
                                          ------------      ------------       -----------
       Total net assets...............    $ 94,376,971      $215,461,437       $42,021,503
                                          ============      ============       ===========

TOTAL NET ASSETS REPRESENTED BY:
  Net Assets of Policyowners:
     Series I Policies................    $ 57,921,780      $ 71,238,090       $30,375,884
     Series II Policies...............         746,785         4,794,765           187,811
     Series III Policies..............      26,767,776        52,614,966         8,845,502
     Series IV Policies...............       8,824,190        46,030,611         2,525,632
     Series V Policies................         116,440         3,019,230            86,674
     Series VI Policies...............              --        37,763,775                --
                                          ------------      ------------       -----------
       Total net assets...............    $ 94,376,971      $215,461,437       $42,021,503
                                          ============      ============       ===========

     Series I variable accumulation
       unit value.....................    $      10.70      $      21.74       $     13.42
                                          ============      ============       ===========
     Series II variable accumulation
       unit value.....................    $      10.15      $      21.41       $      9.63
                                          ============      ============       ===========
     Series III variable accumulation
       unit value.....................    $       9.91      $      21.64       $     11.15
                                          ============      ============       ===========
     Series IV variable accumulation
       unit value.....................    $       8.86      $      20.53       $     14.88
                                          ============      ============       ===========
     Series V variable accumulation
       unit value.....................    $       8.85      $      25.48       $     18.77
                                          ============      ============       ===========
     Series VI variable accumulation
       unit value.....................    $         --      $      22.54       $        --
                                          ============      ============       ===========


Identified Cost of Investment.........    $139,831,248      $368,346,117       $90,807,345
                                          ============      ============       ===========




Not all investment divisions are available under all policies.


The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III







                      (THIS PAGE INTENTIONALLY LEFT BLANK)

As of December 31, 2008




                                                                               MAINSTAY VP
                                           MAINSTAY VP       MAINSTAY VP         CAPITAL
                                           BALANCED--          BOND--        APPRECIATION--
                                          SERVICE CLASS     SERVICE CLASS     SERVICE CLASS
                                         --------------------------------------------------

ASSETS:
  Investments, at net asset value.....    $ 81,463,358      $124,191,393       $27,868,748
  Dividends due and accrued...........              --                --                --
  Net receivable from (payable to) New
     York Life Insurance and Annuity
     Corporation......................          13,489            78,495           (11,382)

LIABILITIES:
  Liability to New York Life Insurance
  and Annuity Corporation for:
     Mortality and expense risk
       charges........................         104,084           166,006            35,168
     Administrative charges...........           6,585             9,813             2,063
                                          ------------      ------------       -----------
       Total net assets...............    $ 81,366,178      $124,094,069       $27,820,135
                                          ============      ============       ===========

TOTAL NET ASSETS REPRESENTED BY:
  Net Assets of Policyowners:
     Series I Policies................    $ 25,235,562      $ 20,935,523       $ 6,991,235
     Series II Policies...............       2,066,656         5,681,625           428,312
     Series III Policies..............      19,594,390        31,435,713         8,277,778
     Series IV Policies...............      17,779,356        36,597,856         6,426,487
     Series V Policies................       1,402,149         4,545,979           208,553
     Series VI Policies...............      15,288,065        24,897,373         5,487,770
                                          ------------      ------------       -----------
       Total net assets...............    $ 81,366,178      $124,094,069       $27,820,135
                                          ============      ============       ===========

     Series I variable accumulation
       unit value.....................    $       8.51      $      11.21       $      8.31
                                          ============      ============       ===========
     Series II variable accumulation
       unit value.....................    $       8.44      $      11.01       $      7.46
                                          ============      ============       ===========
     Series III variable accumulation
       unit value.....................    $       8.45      $      11.09       $      8.32
                                          ============      ============       ===========
     Series IV variable accumulation
       unit value.....................    $       8.50      $      11.19       $      8.29
                                          ============      ============       ===========
     Series V variable accumulation
       unit value.....................    $       8.40      $      10.87       $      8.00
                                          ============      ============       ===========
     Series VI variable accumulation
       unit value.....................    $       8.40      $      10.99       $      8.15
                                          ============      ============       ===========


Identified Cost of Investment.........    $109,259,520      $123,513,184       $36,926,261
                                          ============      ============       ===========




Not all investment divisions are available under all policies.


The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III










        MAINSTAY VP       MAINSTAY VP                         MAINSTAY VP                                            MAINSTAY VP
          COMMON         CONSERVATIVE       MAINSTAY VP       DEVELOPING        MAINSTAY VP        MAINSTAY VP         GROWTH
          STOCK--        ALLOCATION--      CONVERTIBLE--       GROWTH--       FLOATING RATE--     GOVERNMENT--      ALLOCATION--
       SERVICE CLASS     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS      SERVICE CLASS     SERVICE CLASS
      ---------------------------------------------------------------------------------------------------------------------------


        $36,507,174      $130,093,161      $ 87,258,769       $19,489,622       $103,045,246      $140,227,348       $63,153,895
                 --                --                --                --            494,043                --                --

              6,173            98,199           107,864           (17,578)          (126,959)          822,642            27,436



             45,509           166,526           111,517            24,287            135,181           187,481            75,727
              2,930             9,625             6,473             1,522              8,251            10,365             6,015
        -----------      ------------      ------------       -----------       ------------      ------------       -----------
        $36,464,908      $130,015,209      $ 87,248,643       $19,446,235       $103,268,898      $140,852,144       $63,099,589
        ===========      ============      ============       ===========       ============      ============       ===========



        $ 7,339,519      $ 35,810,069      $ 14,877,705       $ 4,346,890       $ 27,211,803      $ 25,834,893       $24,801,607
            729,209        11,603,688         3,428,150           447,511          5,975,092         7,457,949         1,082,484
          8,634,426        28,973,992        21,458,863         4,562,908         24,105,573        38,533,845        10,576,933
         12,549,916        27,532,563        27,408,406         5,659,610         26,408,174        38,114,225        15,831,488
            286,348         2,828,908         1,662,483           287,762          2,192,119         2,584,581           571,256
          6,925,490        23,265,989        18,413,036         4,141,554         17,376,137        28,326,651        10,235,821
        -----------      ------------      ------------       -----------       ------------      ------------       -----------
        $36,464,908      $130,015,209      $ 87,248,643       $19,446,235       $103,268,898      $140,852,144       $63,099,589
        ===========      ============      ============       ===========       ============      ============       ===========

        $      9.76      $       9.05      $       9.53       $     10.27       $       8.06      $      11.57       $      7.39
        ===========      ============      ============       ===========       ============      ============       ===========
        $      7.78      $       8.98      $       8.34       $      8.43       $       8.06      $      11.62       $      7.13
        ===========      ============      ============       ===========       ============      ============       ===========
        $      9.61      $       9.00      $       9.46       $     10.03       $       8.00      $      11.39       $      7.20
        ===========      ============      ============       ===========       ============      ============       ===========
        $      9.74      $       8.97      $       9.45       $     10.24       $       8.05      $      11.55       $      7.38
        ===========      ============      ============       ===========       ============      ============       ===========
        $      9.48      $       8.91      $       9.24       $      9.85       $       8.08      $      11.30       $      7.12
        ===========      ============      ============       ===========       ============      ============       ===========
        $      9.58      $       8.88      $       9.23       $     10.21       $       8.00      $      11.34       $      7.12
        ===========      ============      ============       ===========       ============      ============       ===========


        $60,984,964      $156,851,719      $132,150,996       $36,551,275       $143,393,817      $133,180,354       $97,696,789
        ===========      ============      ============       ===========       ============      ============       ===========





The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

As of December 31, 2008



                                            MAINSTAY VP
                                            HIGH YIELD        MAINSTAY VP       MAINSTAY VP
                                             CORPORATE        ICAP SELECT      INTERNATIONAL
                                              BOND--           EQUITY--          EQUITY--
                                           SERVICE CLASS     SERVICE CLASS     SERVICE CLASS
                                          --------------------------------------------------

ASSETS:
  Investments, at net asset value.....     $317,270,532      $130,679,690      $136,445,667
  Dividends due and accrued...........               --                --                --
  Net receivable from (payable to) New
     York Life Insurance and Annuity
     Corporation......................          574,150            12,524           (11,132)

LIABILITIES:
  Liability to New York Life Insurance
  and Annuity Corporation for:
     Mortality and expense risk
       charges........................          417,881           162,802           177,002
     Administrative charges...........           23,260             9,629            10,956
                                           ------------      ------------      ------------
       Total net assets...............     $317,403,541      $130,519,783      $136,246,577
                                           ============      ============      ============

TOTAL NET ASSETS REPRESENTED BY:
  Net Assets of Policyowners:

     Series I Policies................     $ 53,571,572      $ 25,171,336      $ 26,137,529
     Series II Policies...............        9,687,327         4,212,277         3,893,745
     Series III Policies..............       89,005,437        31,398,815        31,361,617
     Series IV Policies...............       93,233,132        39,426,620        42,792,368
     Series V Policies................        6,128,836         1,814,991         2,880,703
     Series VI Policies...............       65,777,237        28,495,744        29,180,615
                                           ------------      ------------      ------------
       Total net assets...............     $317,403,541      $130,519,783      $136,246,577
                                           ============      ============      ============

     Series I variable accumulation
       unit value.....................     $      10.60      $       9.74      $      14.03
                                           ============      ============      ============
     Series II variable accumulation
       unit value.....................     $       8.48      $       7.93      $      10.49
                                           ============      ============      ============
     Series III variable accumulation
       unit value.....................     $      10.44      $       9.62      $      13.67
                                           ============      ============      ============
     Series IV variable accumulation
       unit value.....................     $      10.63      $       9.69      $      13.83
                                           ============      ============      ============
     Series V variable accumulation
       unit value.....................     $      10.33      $       9.43      $      13.18
                                           ============      ============      ============
     Series VI variable accumulation
       unit value.....................     $      10.40      $       9.54      $      13.36
                                           ============      ============      ============


Identified Cost of Investment.........     $453,664,326      $211,440,440      $191,102,411
                                           ============      ============      ============




Not all investment divisions are available under all policies.


The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III









                                                                                                  MAINSTAY VP
        MAINSTAY VP       MAINSTAY VP       MAINSTAY VP       MAINSTAY VP       MAINSTAY VP        MODERATE
         LARGE CAP          MID CAP           MID CAP           MID CAP          MODERATE           GROWTH
         GROWTH--           CORE--           GROWTH--           VALUE--        ALLOCATION--      ALLOCATION--
       SERVICE CLASS     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS
      --------------------------------------------------------------------------------------------------------


        $42,122,462      $ 60,146,423      $ 71,876,182      $ 88,312,603      $177,672,307      $159,742,336
                 --                --                --                --                --                --

            100,367            41,811           (42,616)         (112,419)           99,530           141,565



             52,267            75,128            90,036           109,955           222,802           194,785
              3,212             4,602             5,485             6,780            14,507            14,096
        -----------      ------------      ------------      ------------      ------------      ------------
        $42,167,350      $ 60,108,504      $ 71,738,045      $ 88,083,449      $177,534,528      $159,675,020
        ===========      ============      ============      ============      ============      ============




        $ 6,525,065      $ 12,903,308      $ 15,929,590      $ 17,173,369      $ 51,735,984      $ 54,581,607
          1,421,851         1,514,337         1,283,671         1,745,814         9,020,514         5,217,097
          9,350,488        14,288,644        17,969,243        22,799,351        36,709,352        31,732,373
         15,284,110        17,460,047        20,478,887        28,557,892        45,529,283        40,458,814
            831,312           898,256           711,799           999,011         3,016,746         1,795,925
          8,754,524        13,043,912        15,364,855        16,808,012        31,522,649        25,889,204
        -----------      ------------      ------------      ------------      ------------      ------------
        $42,167,350      $ 60,108,504      $ 71,738,045      $ 88,083,449      $177,534,528      $159,675,020
        ===========      ============      ============      ============      ============      ============

        $      8.31      $      10.73      $      11.17      $      10.10      $       8.53      $       7.88
        ===========      ============      ============      ============      ============      ============
        $      8.54      $       7.66      $       7.81      $       7.71      $       8.38      $       7.71
        ===========      ============      ============      ============      ============      ============
        $      8.20      $      10.55      $      10.83      $      10.11      $       8.38      $       7.73
        ===========      ============      ============      ============      ============      ============
        $      8.27      $      10.64      $      10.92      $      10.07      $       8.46      $       7.83
        ===========      ============      ============      ============      ============      ============
        $      7.87      $      10.47      $      10.50      $       9.80      $       8.35      $       7.56
        ===========      ============      ============      ============      ============      ============
        $      8.13      $      10.40      $      10.96      $       9.91      $       8.35      $       7.70
        ===========      ============      ============      ============      ============      ============


        $59,083,682      $112,528,495      $121,040,949      $152,562,594      $230,264,890      $229,076,637
        ===========      ============      ============      ============      ============      ============





The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

As of December 31, 2008




                                           MAINSTAY VP       MAINSTAY VP
                                             S&P 500          SMALL CAP        MAINSTAY VP
                                             INDEX--          GROWTH--       TOTAL RETURN--
                                          SERVICE CLASS     SERVICE CLASS     SERVICE CLASS
                                         --------------------------------------------------

ASSETS:
  Investments, at net asset value.....    $135,109,440       $35,236,921       $30,824,834
  Dividends due and accrued...........              --                --                --
  Net receivable from (payable to) New
     York Life Insurance and Annuity
     Corporation......................         (18,843)          (29,224)           42,085

LIABILITIES:
  Liability to New York Life Insurance
  and Annuity Corporation for:
     Mortality and expense risk
       charges........................         169,633            43,536            40,124
     Administrative charges...........          10,714             2,883             2,237
                                          ------------       -----------       -----------
       Total net assets...............    $134,910,250       $35,161,278       $30,824,558
                                          ============       ===========       ===========

TOTAL NET ASSETS REPRESENTED BY:
  Net Assets of Policyowners:
     Series I Policies................    $ 30,442,166       $ 8,555,165       $ 7,043,624
     Series II Policies...............       2,032,889           368,618           798,065
     Series III Policies..............      36,222,767         8,928,434         9,904,994
     Series IV Policies...............      38,535,340        10,657,684         7,047,434
     Series V Policies................       2,322,032           314,927           302,647
     Series VI Policies...............      25,355,056         6,336,450         5,727,794
                                          ------------       -----------       -----------
       Total net assets...............    $134,910,250       $35,161,278       $30,824,558
                                          ============       ===========       ===========

     Series I variable accumulation
       unit value.....................    $       9.18       $      7.93       $      9.63
                                          ============       ===========       ===========
     Series II variable accumulation
       unit value.....................    $       7.65       $      6.17       $      8.62
                                          ============       ===========       ===========
     Series III variable accumulation
       unit value.....................    $       9.04       $      7.91       $      9.51
                                          ============       ===========       ===========
     Series IV variable accumulation
       unit value.....................    $       9.15       $      7.76       $      9.71
                                          ============       ===========       ===========
     Series V variable accumulation
       unit value.....................    $       8.96       $      7.42       $      9.27
                                          ============       ===========       ===========
     Series VI variable accumulation
       unit value.....................    $       9.00       $      7.78       $      9.31
                                          ============       ===========       ===========


Identified Cost of Investment.........    $182,273,251       $69,084,658       $45,763,383
                                          ============       ===========       ===========




Not all investment divisions are available under all policies.


The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III









                        COLUMBIA SMALL
      ALGER AMERICAN       CAP VALUE        DREYFUS IP                         FIDELITY(R) VIP                         JANUS ASPEN
         SMALLCAP       FUND, VARIABLE      TECHNOLOGY      FIDELITY(R) VIP        EQUITY-        FIDELITY(R) VIP        SERIES
         GROWTH--          SERIES--          GROWTH--       CONTRAFUND(R)--        INCOME--          MID CAP--         BALANCED--
      CLASS S SHARES        CLASS B       SERVICE SHARES    SERVICE CLASS 2    SERVICE CLASS 2    SERVICE CLASS 2    SERVICE SHARES
      -----------------------------------------------------------------------------------------------------------------------------


        $28,854,820       $31,950,961       $17,477,144       $202,976,741       $ 93,387,014       $121,197,864      $103,552,802
                 --                --                --                 --                 --                 --                --

             (4,834)           27,618               265            128,708             33,501             62,198            (9,693)



             35,382            38,969            21,164            248,947            117,475            147,713           133,377
              2,289             2,742             1,562             16,398              7,374             10,345             8,579
        -----------       -----------       -----------       ------------       ------------       ------------      ------------
        $28,812,315       $31,936,868       $17,454,683       $202,840,104       $ 93,295,666       $121,102,004      $103,401,153
        ===========       ===========       ===========       ============       ============       ============      ============



        $ 6,337,457       $10,005,039       $ 4,282,478       $ 39,716,782       $ 19,141,163       $ 38,384,462      $ 19,904,104
            352,925         1,102,326           556,800          4,865,707          2,475,458          2,286,373         3,113,711
          7,162,343         6,344,879         3,833,350         43,827,434         22,204,482         25,688,537        25,671,353
          9,315,209         8,719,414         6,110,643         69,299,435         28,642,108         32,704,322        33,374,958
            201,459           485,635           279,151          4,582,470          1,872,348          1,508,201         2,927,100
          5,442,922         5,279,575         2,392,261         40,548,276         18,960,107         20,530,109        18,409,927
        -----------       -----------       -----------       ------------       ------------       ------------      ------------
        $28,812,315       $31,936,868       $17,454,683       $202,840,104       $ 93,295,666       $121,102,004      $103,401,153
        ===========       ===========       ===========       ============       ============       ============      ============

        $     11.47       $      8.84       $      7.96       $      10.97       $       8.77       $      12.10      $      11.69
        ===========       ===========       ===========       ============       ============       ============      ============
        $      8.51       $      8.50       $      7.35       $       8.43       $       7.00       $      10.84      $      10.58
        ===========       ===========       ===========       ============       ============       ============      ============
        $     11.34       $      8.74       $      7.82       $      10.76       $       8.56       $      11.94      $      11.62
        ===========       ===========       ===========       ============       ============       ============      ============
        $     11.39       $      8.77       $      7.88       $      11.06       $       8.71       $      12.23      $      11.65
        ===========       ===========       ===========       ============       ============       ============      ============
        $     11.03       $      8.61       $      7.70       $      10.53       $       8.58       $      11.30      $      11.41
        ===========       ===========       ===========       ============       ============       ============      ============
        $     11.26       $      8.66       $      7.75       $      10.59       $       8.55       $      12.06      $      11.47
        ===========       ===========       ===========       ============       ============       ============      ============


        $41,300,452       $51,536,220       $24,645,259       $374,361,690       $171,708,114       $205,089,584      $116,592,031
        ===========       ===========       ===========       ============       ============       ============      ============





The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

As of December 31, 2008



                                           JANUS ASPEN
                                             SERIES
                                            WORLDWIDE      MFS(R) INVESTORS    MFS(R) RESEARCH
                                            GROWTH--        TRUST SERIES--         SERIES--
                                         SERVICE SHARES      SERVICE CLASS      SERVICE CLASS
                                         -----------------------------------------------------

ASSETS:
  Investments, at net asset value.....     $21,096,020        $5,629,907          $6,561,696
  Dividends due and accrued...........              --                --                  --
  Net receivable from (payable to) New
     York Life Insurance and Annuity
     Corporation......................          93,182             2,905              14,131

LIABILITIES:
  Liability to New York Life Insurance
  and Annuity Corporation for:
     Mortality and expense risk
       charges........................          26,939             6,928               8,262
     Administrative charges...........           1,778               455                 492
                                           -----------        ----------          ----------
       Total net assets...............     $21,160,485        $5,625,429          $6,567,073
                                           ===========        ==========          ==========

TOTAL NET ASSETS REPRESENTED BY:
  Net Assets of Policyowners:
     Series I Policies................     $ 4,972,737        $1,239,956          $1,431,343
     Series II Policies...............         512,706           115,420              89,607
     Series III Policies..............       5,106,163         1,516,547           1,810,277
     Series IV Policies...............       6,487,482         1,724,381           1,773,883
     Series V Policies................         250,470           134,714             106,927
     Series VI Policies...............       3,830,927           894,411           1,355,036
                                           -----------        ----------          ----------
       Total net assets...............     $21,160,485        $5,625,429          $6,567,073
                                           ===========        ==========          ==========

     Series I variable accumulation
       unit value.....................     $      8.44        $     9.97          $    10.14
                                           ===========        ==========          ==========
     Series II variable accumulation
       unit value.....................     $      7.08        $     8.47          $     8.15
                                           ===========        ==========          ==========
     Series III variable accumulation
       unit value.....................     $      8.30        $     9.93          $     9.96
                                           ===========        ==========          ==========
     Series IV variable accumulation
       unit value.....................     $      8.36        $    10.04          $     9.86
                                           ===========        ==========          ==========
     Series V variable accumulation
       unit value.....................     $      8.10        $     9.79          $     9.94
                                           ===========        ==========          ==========
     Series VI variable accumulation
       unit value.....................     $      8.09        $     9.81          $    10.06
                                           ===========        ==========          ==========


Identified Cost of Investment.........     $31,736,360        $7,682,620          $8,644,681
                                           ===========        ==========          ==========




Not all investment divisions are available under all policies.


The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III








                             NEUBERGER
                            BERMAN AMT                          VAN KAMPEN
                              MID-CAP                          UIF EMERGING       VICTORY VIF
      MFS(R) UTILITIES        GROWTH         T. ROWE PRICE        MARKETS         DIVERSIFIED
          SERIES--          PORTFOLIO--      EQUITY INCOME       EQUITY--           STOCK--
        SERVICE CLASS         CLASS S        PORTFOLIO--II       CLASS II       CLASS A SHARES
      ----------------------------------------------------------------------------------------


        $300,101,900        $19,435,093      $125,088,279      $ 67,108,557       $17,199,769
                  --                 --                --                --                --

              33,536              2,229           (25,319)           83,294            22,353



             366,722             23,628           158,179            83,528            20,620
              23,367              1,626            10,113             5,073             1,566
        ------------        -----------      ------------      ------------       -----------
        $299,745,347        $19,412,068      $124,894,668      $ 67,103,250       $17,199,936
        ============        ===========      ============      ============       ===========



        $ 94,366,453        $ 5,561,598      $ 21,806,282      $ 14,097,491       $ 5,067,435
           8,588,944            344,742         2,843,220         1,783,447           608,040
          66,723,488          4,013,168        26,043,942        15,976,689         2,858,233
          64,813,878          5,318,891        42,898,897        19,789,834         5,570,547
           4,836,975            488,195         3,720,196           784,527           536,722
          60,415,609          3,685,474        27,582,131        14,671,262         2,558,959
        ------------        -----------      ------------      ------------       -----------
        $299,745,347        $19,412,068      $124,894,668      $ 67,103,250       $17,199,936
        ============        ===========      ============      ============       ===========

        $      15.88        $     10.58      $       9.67      $      17.53       $      8.94
        ============        ===========      ============      ============       ===========
        $      14.17        $      8.99      $       7.84      $      11.18       $      7.91
        ============        ===========      ============      ============       ===========
        $      16.57        $     10.54      $       9.54      $      16.71       $      8.77
        ============        ===========      ============      ============       ===========
        $      16.76        $     10.95      $       9.67      $      17.41       $      8.68
        ============        ===========      ============      ============       ===========
        $      16.49        $     10.55      $       9.40      $      13.20       $      8.51
        ============        ===========      ============      ============       ===========
        $      16.42        $     10.60      $       9.47      $      16.65       $      8.71
        ============        ===========      ============      ============       ===========


        $460,554,445        $30,513,120      $197,327,369      $150,518,018       $28,621,027
        ============        ===========      ============      ============       ===========





The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

STATEMENT OF OPERATIONS
For the year ended December 31, 2008





                                                            MAINSTAY VP
                                            MAINSTAY VP       CAPITAL       MAINSTAY VP
                                              BOND--      APPRECIATION--       CASH
                                           INITIAL CLASS   INITIAL CLASS    MANAGEMENT
                                          ----------------------------------------------

INVESTMENT INCOME (LOSS):
  Dividend income.......................   $  6,193,783    $    887,745    $   8,412,147
  Mortality and expense risk charges....     (2,039,514)     (2,091,511)      (5,970,012)
  Administrative charges................       (171,748)       (238,151)        (393,249)
                                           ------------    ------------    -------------
       Net investment income (loss).....      3,982,521      (1,441,917)       2,048,886
                                           ------------    ------------    -------------

REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments.....     41,294,239      39,642,358      165,043,031
  Cost of investments sold..............    (40,961,009)    (54,201,316)    (165,032,127)
                                           ------------    ------------    -------------
       Net realized gain (loss) on
          investments...................        333,230     (14,558,958)          10,904
  Realized gain distribution received...         43,056              --               --
  Change in unrealized appreciation
     (depreciation) on investments......     (1,641,778)    (62,644,898)          15,509
                                           ------------    ------------    -------------
       Net gain (loss) on investments...     (1,265,492)    (77,203,856)          26,413
                                           ------------    ------------    -------------
          Net increase (decrease) in net
            assets resulting  from
            operations..................   $  2,717,029    $(78,645,773)   $   2,075,299
                                           ============    ============    =============








                                            MAINSTAY VP     MAINSTAY VP     MAINSTAY VP
                                             LARGE CAP        MID CAP         MID CAP
                                             GROWTH--         CORE--         GROWTH--
                                           INITIAL CLASS   INITIAL CLASS   INITIAL CLASS
                                          ----------------------------------------------

INVESTMENT INCOME (LOSS):
  Dividend income.......................   $     41,952    $    153,238    $         --
  Mortality and expense risk charges....       (781,803)       (681,065)       (877,958)
  Administrative charges................        (78,047)        (58,340)        (77,211)
                                           ------------    ------------    ------------
       Net investment income (loss)            (817,898)       (586,167)       (955,169)
                                           ------------    ------------    ------------

REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments.....     16,598,996      16,042,752      22,356,958
  Cost of investments sold..............    (19,399,532)    (14,390,530)    (16,535,473)
                                           ------------    ------------    ------------
       Net realized gain (loss) on
          investments...................     (2,800,536)      1,652,222       5,821,485
  Realized gain distribution received...             --       5,558,295       5,880,897
  Change in unrealized appreciation
     (depreciation)  on investments.....    (24,976,644)    (32,315,925)    (47,167,847)
                                           ------------    ------------    ------------
       Net gain (loss) on investments...    (27,777,180)    (25,105,408)    (35,465,465)
                                           ------------    ------------    ------------
          Net increase (decrease) in net
            assets resulting  from
            operations..................   $(28,595,078)   $(25,691,575)   $(36,420,634)
                                           ============    ============    ============




Not all investment divisions are available under all policies.


The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III









                                                                        MAINSTAY VP
        MAINSTAY VP                     MAINSTAY VP                     HIGH YIELD      MAINSTAY VP      MAINSTAY VP
          COMMON        MAINSTAY VP     DEVELOPING      MAINSTAY VP      CORPORATE      ICAP SELECT     INTERNATIONAL
          STOCK--      CONVERTIBLE--     GROWTH--      GOVERNMENT--       BOND--         EQUITY--         EQUITY--
       INITIAL CLASS   INITIAL CLASS   INITIAL CLASS   INITIAL CLASS   INITIAL CLASS   INITIAL CLASS    INITIAL CLASS
      ----------------------------------------------------------------------------------------------------------------


       $  2,275,314    $  2,781,075    $         --    $  3,946,467    $  35,035,549   $     990,188    $  1,275,493
         (2,107,884)     (1,794,793)       (277,667)     (1,659,389)      (5,446,598)     (2,097,749)     (1,268,292)
           (222,300)       (165,946)        (22,448)       (139,748)        (517,915)       (192,426)       (110,285)
       ------------    ------------    ------------    ------------    -------------   -------------    ------------
            (54,870)        820,336        (300,115)      2,147,330       29,071,036      (1,299,987)       (103,084)
       ------------    ------------    ------------    ------------    -------------   -------------    ------------


         41,628,247      30,286,066       8,743,542      27,813,892      134,242,127      37,214,342      28,725,733
        (48,923,844)    (26,803,702)     (6,999,337)    (27,406,541)    (117,926,387)    (36,213,391)    (22,967,678)
       ------------    ------------    ------------    ------------    -------------   -------------    ------------
         (7,295,597)      3,482,364       1,744,205         407,351       16,315,740       1,000,951       5,758,055
         20,521,366      16,148,073       4,454,843              --               --       7,256,685      10,538,638

        (84,981,298)    (74,957,584)    (19,014,028)      7,521,582     (151,655,313)   (104,506,413)    (46,688,390)
       ------------    ------------    ------------    ------------    -------------   -------------    ------------
        (71,755,529)    (55,327,147)    (12,814,980)      7,928,933     (135,339,573)    (96,248,777)    (30,391,697)
       ------------    ------------    ------------    ------------    -------------   -------------    ------------

       $(71,810,399)   $(54,506,811)   $(13,115,095)   $ 10,076,263    $(106,268,537)  $ (97,548,764)   $(30,494,781)
       ============    ============    ============    ============    =============   =============    ============








        MAINSTAY VP     MAINSTAY VP     MAINSTAY VP                                   ALGER AMERICAN
          MID CAP         S&P 500        SMALL CAP      MAINSTAY VP     MAINSTAY VP      SMALLCAP        CVS CALVERT
          VALUE--         INDEX--        GROWTH--     TOTAL RETURN--      VALUE--        GROWTH--      SOCIAL BALANCED
       INITIAL CLASS   INITIAL CLASS   INITIAL CLASS   INITIAL CLASS   INITIAL CLASS  CLASS O SHARES      PORTFOLIO
      ----------------------------------------------------------------------------------------------------------------


       $  1,393,835    $   7,068,592   $         --    $  3,761,337    $   4,653,077   $         --     $    781,876
         (1,234,384)      (4,239,230)      (410,691)     (1,554,692)        (898,063)      (699,778)        (453,486)
           (101,946)        (439,261)       (35,467)       (168,147)         (84,761)       (69,210)         (37,431)
       ------------    -------------   ------------    ------------    -------------   ------------     ------------
             57,505        2,390,101       (446,158)      2,038,498        3,670,253       (768,988)         290,959
       ------------    -------------   ------------    ------------    -------------   ------------     ------------


         30,524,634       82,554,141      9,139,219      33,371,252      201,754,255     15,486,811        7,932,728
        (25,755,003)     (91,508,912)    (9,406,178)    (43,008,670)    (202,178,691)    (9,309,324)      (8,348,412)
       ------------    -------------   ------------    ------------    -------------   ------------     ------------
          4,769,631       (8,954,771)      (266,959)     (9,637,418)        (424,436)     6,177,487         (415,684)
         11,888,144               --      5,874,902      14,756,141       25,516,232        754,608          436,805

        (51,282,950)    (139,684,515)   (20,125,928)    (44,999,670)     (32,632,144)   (38,799,764)     (12,411,451)
       ------------    -------------   ------------    ------------    -------------   ------------     ------------
        (34,625,175)    (148,639,286)   (14,517,985)    (39,880,947)      (7,540,348)   (31,867,669)     (12,390,330)
       ------------    -------------   ------------    ------------    -------------   ------------     ------------

       $(34,567,670)   $(146,249,185)  $(14,964,143)   $(37,842,449)   $  (3,870,095)  $(32,636,657)    $(12,099,371)
       ============    =============   ============    ============    =============   ============     ============





The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the year ended December 31, 2008




                                                            FIDELITY(R)
                                            DREYFUS IP          VIP        FIDELITY(R) VIP
                                            TECHNOLOGY        CONTRA-          EQUITY-
                                             GROWTH--        FUND(R)--        INCOME--
                                          INITIAL SHARES   INITIAL CLASS    INITIAL CLASS
                                          ------------------------------------------------


INVESTMENT INCOME (LOSS):
  Dividend income.......................    $        --    $   2,716,535    $  3,142,255
  Mortality and expense risk charges....       (182,217)      (3,873,685)     (1,842,661)
  Administrative charges................        (14,801)        (382,648)       (171,393)
                                            -----------    -------------    ------------
       Net investment income (loss).....       (197,018)      (1,539,798)      1,128,201
                                            -----------    -------------    ------------

REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments.....      5,426,072       69,816,073      40,509,993
  Cost of investments sold..............     (5,374,054)     (75,089,020)    (45,437,721)
                                            -----------    -------------    ------------
       Net realized gain (loss) on
          investments...................         52,018       (5,272,947)     (4,927,728)
  Realized gain distribution received...             --        9,123,567         156,054
  Change in unrealized appreciation
     (depreciation) on investments......     (6,927,336)    (160,163,753)    (69,921,292)
                                            -----------    -------------    ------------
       Net gain (loss) on investments...     (6,875,318)    (156,313,133)    (74,692,966)
                                            -----------    -------------    ------------
          Net increase (decrease) in net
            assets resulting from
            operations..................    $(7,072,336)   $(157,852,931)   $(73,564,765)
                                            ===========    =============    ============








                                               ROYCE
                                             SMALL-CAP
                                            PORTFOLIO--    T. ROWE PRICE       VAN ECK
                                            INVESTMENT     EQUITY INCOME      WORLDWIDE
                                               CLASS         PORTFOLIO       HARD ASSETS
                                          ------------------------------------------------


INVESTMENT INCOME (LOSS):
  Dividend income.......................   $    306,677    $  3,278,950     $   1,105,992
  Mortality and expense risk charges....       (618,568)     (1,945,012)       (5,606,513)
  Administrative charges................        (43,455)       (162,103)         (362,308)
                                           ------------    ------------     -------------
       Net investment income (loss).....       (355,346)      1,171,835        (4,862,829)
                                           ------------    ------------     -------------

REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments.....      9,254,666      43,817,787       100,663,100
  Cost of investments sold..............    (10,329,938)    (40,601,113)      (75,726,708)
                                           ------------    ------------     -------------
       Net realized gain (loss) on
          investments...................     (1,075,272)      3,216,674        24,936,392
  Realized gain distribution received...      3,942,541       4,700,431        60,563,289
  Change in unrealized appreciation
     (depreciation) on investments......    (17,410,803)    (71,549,215)     (285,872,755)
                                           ------------    ------------     -------------
       Net gain (loss) on investments ..    (14,543,534)    (63,632,110)     (200,373,074)
                                           ------------    ------------     -------------
          Net increase (decrease) in net
            assets resulting from
            operations..................   $(14,898,880)   $(62,460,275)    $(205,235,903)
                                           ============    ============     =============




Not all investment divisions are available under all policies.


The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III








                          JANUS ASPEN                                                           NEUBERGER
         JANUS ASPEN        SERIES                                                             BERMAN AMT          ROYCE
           SERIES          WORLDWIDE        MFS(R)                                               MID-CAP         MICRO-CAP
         BALANCED--        GROWTH--        INVESTORS     MFS(R) RESEARCH  MFS(R) UTILITIES       GROWTH         PORTFOLIO--
        INSTITUTIONAL    INSTITUTIONAL  TRUST SERIES--      SERIES--          SERIES--         PORTFOLIO--      INVESTMENT
           SHARES           SHARES       INITIAL CLASS    INITIAL CLASS     INITIAL CLASS        CLASS I           CLASS
      ----------------------------------------------------------------------------------------------------------------------


        $  8,768,974     $  1,434,930     $   157,936      $   111,074       $    77,460       $        --     $  1,528,439
          (4,411,757)      (1,577,680)       (245,142)        (266,317)          (73,509)          (71,825)        (765,831)
            (452,056)        (176,692)        (21,536)         (25,558)           (3,287)           (3,991)         (56,752)
        ------------     ------------     -----------      -----------       -----------       -----------     ------------
           3,905,161         (319,442)       (108,742)        (180,801)              664           (75,816)         705,856
        ------------     ------------     -----------      -----------       -----------       -----------     ------------


          81,630,772       29,989,944       5,120,275        5,272,055         1,870,501         1,816,545        9,413,175
         (74,247,702)     (42,711,329)     (4,637,257)      (4,694,720)       (1,713,689)       (1,232,545)     (11,955,655)
        ------------     ------------     -----------      -----------       -----------       -----------     ------------
           7,383,070      (12,721,385)        483,018          577,335           156,812           584,000       (2,542,480)
          23,955,202               --       1,304,063               --           801,833                --        6,405,078

         (96,728,193)     (56,562,279)     (8,735,636)      (9,105,768)       (3,375,396)       (3,265,725)     (33,662,328)
        ------------     ------------     -----------      -----------       -----------       -----------     ------------
         (65,389,921)     (69,283,664)     (6,948,555)      (8,528,433)       (2,416,751)       (2,681,725)     (29,799,730)
        ------------     ------------     -----------      -----------       -----------       -----------     ------------

        $(61,484,760)    $(69,603,106)    $(7,057,297)     $(8,709,234)      $(2,416,087)      $(2,757,541)    $(29,093,874)
        ============     ============     ===========      ===========       ===========       ===========     ============






         VAN KAMPEN
        UIF EMERGING
           MARKETS
          EQUITY--
           CLASS I
      ----------------


        $         --
          (1,121,590)
            (104,983)
        ------------
          (1,226,573)
        ------------


          28,003,052
         (18,379,448)
        ------------
           9,623,604
          25,320,456

         (97,657,301)
        ------------
         (62,713,241)
        ------------

        $(63,939,814)
        ============







The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the year ended December 31, 2008





                                                                            MAINSTAY VP
                                            MAINSTAY VP     MAINSTAY VP       CAPITAL
                                            BALANCED--        BOND--      APPRECIATION--
                                           SERVICE CLASS   SERVICE CLASS   SERVICE CLASS
                                          ----------------------------------------------

INVESTMENT INCOME (LOSS):
  Dividend income.......................   $         --    $  5,296,351    $    101,545
  Mortality and expense risk charges....     (1,586,895)     (1,801,573)       (590,473)
  Administrative charges................       (100,847)       (105,829)        (34,072)
                                           ------------    ------------    ------------
       Net investment income (loss).....     (1,687,742)      3,388,949        (523,000)
                                           ------------    ------------    ------------

REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments.....     31,062,507      26,553,277       7,702,236
  Cost of investments sold..............    (33,380,037)    (26,018,346)     (7,197,860)
                                           ------------    ------------    ------------
       Net realized gain (loss) on
          investments...................     (2,317,530)        534,931         504,376
  Realized gain distribution received...        321,293          38,220              --
  Change in unrealized appreciation
     (depreciation)
     on investments.....................    (28,530,196)     (2,103,117)    (19,518,828)
                                           ------------    ------------    ------------
       Net gain (loss) on investments...    (30,526,433)     (1,529,966)    (19,014,452)
                                           ------------    ------------    ------------
          Net increase (decrease) in net
            assets resulting
            from operations.............   $(32,214,175)   $  1,858,983    $(19,537,452)
                                           ============    ============    ============







                                            MAINSTAY VP
                                            HIGH YIELD      MAINSTAY VP     MAINSTAY VP
                                             CORPORATE      ICAP SELECT    INTERNATIONAL
                                              BOND--         EQUITY--        EQUITY--
                                           SERVICE CLASS   SERVICE CLASS   SERVICE CLASS
                                          ----------------------------------------------

INVESTMENT INCOME (LOSS):
  Dividend income.......................   $  36,645,426   $    700,008    $  2,024,769
  Mortality and expense risk charges....      (6,081,510)    (2,100,104)     (2,464,663)
  Administrative charges................        (338,357)      (121,828)       (148,091)
                                           -------------   ------------    ------------
       Net investment income (loss).....      30,225,559     (1,521,924)       (587,985)
                                           -------------   ------------    ------------

REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments.....      74,158,631     20,043,557      29,908,432
  Cost of investments sold..............     (80,141,281)   (22,042,257)    (27,115,167)
                                           -------------   ------------    ------------
       Net realized gain (loss) on
          investments...................      (5,982,650)    (1,998,700)      2,793,265
  Realized gain distribution received...              --      6,292,554      20,194,937
  Change in unrealized appreciation
     (depreciation)
     on investments.....................    (136,995,894)   (84,454,876)    (77,213,383)
                                           -------------   ------------    ------------
       Net gain (loss) on investments...    (142,978,544)   (80,161,022)    (54,225,181)
                                           -------------   ------------    ------------
          Net increase (decrease) in net
            assets resulting
            from operations.............   $(112,752,985)  $(81,682,946)   $(54,813,166)
                                           =============   ============    ============




Not all investment divisions are available under all policies.


The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III










        MAINSTAY VP     MAINSTAY VP                     MAINSTAY VP     MAINSTAY VP                     MAINSTAY VP
          COMMON       CONSERVATIVE     MAINSTAY VP     DEVELOPING       FLOATING       MAINSTAY VP       GROWTH
          STOCK--      ALLOCATION--    CONVERTIBLE--     GROWTH--         RATE--       GOVERNMENT--    ALLOCATION--
       SERVICE CLASS   SERVICE CLASS   SERVICE CLASS   SERVICE CLASS   SERVICE CLASS   SERVICE CLASS   SERVICE CLASS
      --------------------------------------------------------------------------------------------------------------


       $    615,792    $      6,261    $  2,332,768    $         --    $  7,922,322    $  3,719,918    $    422,467
           (732,332)     (1,983,245)     (1,690,026)       (435,447)     (2,252,912)     (1,532,849)     (1,107,964)
            (46,105)       (115,002)        (96,808)        (26,266)       (133,872)        (86,782)        (84,971)
       ------------    ------------    ------------    ------------    ------------    ------------    ------------
           (162,645)     (2,091,986)        545,934        (461,713)      5,535,538       2,100,287        (770,468)
       ------------    ------------    ------------    ------------    ------------    ------------    ------------


          8,993,542      27,595,105      14,390,824       9,790,065      78,934,940      27,770,014      11,437,918
         (9,019,002)    (28,821,412)    (15,068,556)     (8,815,599)    (89,653,749)    (26,741,322)    (12,559,788)
       ------------    ------------    ------------    ------------    ------------    ------------    ------------
            (25,460)     (1,226,307)       (677,732)        974,466     (10,718,809)      1,028,692      (1,121,870)
          6,779,198       1,111,099      14,988,906       7,008,665              --              --       1,795,341

        (29,380,870)    (28,100,620)    (63,992,685)    (26,647,086)    (32,651,441)      5,829,147     (37,603,045)
       ------------    ------------    ------------    ------------    ------------    ------------    ------------
        (22,627,132)    (28,215,828)    (49,681,511)    (18,663,955)    (43,370,250)      6,857,839     (36,929,574)
       ------------    ------------    ------------    ------------    ------------    ------------    ------------

       $(22,789,777)   $(30,307,814)   $(49,135,577)   $(19,125,668)   $(37,834,712)   $  8,958,126    $(37,700,042)
       ============    ============    ============    ============    ============    ============    ============







                                                                                        MAINSTAY VP
        MAINSTAY VP     MAINSTAY VP     MAINSTAY VP     MAINSTAY VP     MAINSTAY VP      MODERATE       MAINSTAY VP
         LARGE CAP        MID CAP         MID CAP         MID CAP        MODERATE         GROWTH          S&P 500
         GROWTH--         CORE--         GROWTH--         VALUE--      ALLOCATION--    ALLOCATION--       INDEX--
       SERVICE CLASS   SERVICE CLASS   SERVICE CLASS   SERVICE CLASS   SERVICE CLASS   SERVICE CLASS   SERVICE CLASS
      --------------------------------------------------------------------------------------------------------------


       $         --    $     32,670    $         --    $  1,632,673    $    476,620    $    865,094    $  3,768,674
           (761,263)     (1,332,510)     (1,659,872)     (1,803,713)     (2,803,465)     (2,778,441)     (2,738,597)
            (45,743)        (78,602)        (97,956)       (109,435)       (182,779)       (192,591)       (171,339)
       ------------    ------------    ------------    ------------    ------------    ------------    ------------
           (807,006)     (1,378,442)     (1,757,828)       (280,475)     (2,509,624)     (2,105,938)        858,738
       ------------    ------------    ------------    ------------    ------------    ------------    ------------


          9,603,636      19,350,096      24,418,939      26,620,554      27,818,037      27,283,847      28,259,474
         (9,270,627)    (20,178,720)    (22,169,965)    (29,198,492)    (29,600,774)    (30,181,964)    (26,150,575)
       ------------    ------------    ------------    ------------    ------------    ------------    ------------
            333,009        (828,624)      2,248,974      (2,577,938)     (1,782,737)     (2,898,117)      2,108,899
                 --      10,661,879      10,974,372      17,254,033       2,588,337       3,252,253              --

        (25,878,635)    (55,712,780)    (75,863,254)    (62,645,176)    (58,800,703)    (76,609,207)    (89,128,705)
       ------------    ------------    ------------    ------------    ------------    ------------    ------------
        (25,545,626)    (45,879,525)    (62,639,908)    (47,969,081)    (57,995,103)    (76,255,071)    (87,019,806)
       ------------    ------------    ------------    ------------    ------------    ------------    ------------

       $(26,352,632)   $(47,257,967)   $(64,397,736)   $(48,249,556)   $(60,504,727)   $(78,361,009)   $(86,161,068)
       ============    ============    ============    ============    ============    ============    ============





The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the year ended December 31, 2008





                                            MAINSTAY VP
                                             SMALL CAP      MAINSTAY VP     MAINSTAY VP
                                             GROWTH--     TOTAL RETURN--      VALUE--
                                           SERVICE CLASS   SERVICE CLASS   SERVICE CLASS
                                          ----------------------------------------------

INVESTMENT INCOME (LOSS):
  Dividend income.......................   $         --    $  1,198,336    $   2,436,810
  Mortality and expense risk charges....       (741,739)       (585,481)        (522,237)
  Administrative charges................        (48,775)        (32,587)         (29,355)
                                           ------------    ------------    -------------
       Net investment income (loss).....       (790,514)        580,268        1,885,218
                                           ------------    ------------    -------------

REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments.....      9,639,624       7,989,926      106,031,019
  Cost of investments sold..............    (11,716,405)     (8,232,142)    (118,057,199)
                                           ------------    ------------    -------------
       Net realized gain (loss) on
          investments...................     (2,076,781)       (242,216)     (12,026,180)
  Realized gain distribution received...     10,507,181       5,155,404       13,849,345
  Change in unrealized appreciation
     (depreciation) on investments......    (33,123,326)    (18,329,062)      (5,659,919)
                                           ------------    ------------    -------------
       Net gain (loss) on investments...    (24,692,926)    (13,415,874)      (3,836,754)
                                           ------------    ------------    -------------
          Net increase (decrease) in net
            assets resulting from
            operations..................   $(25,483,440)   $(12,835,606)   $  (1,951,536)
                                           ============    ============    =============







                                            JANUS ASPEN
                                              SERIES          MFS(R)          MFS(R)
                                             WORLDWIDE       INVESTORS       RESEARCH
                                             GROWTH--     TRUST SERIES--     SERIES--
                                          SERVICE SHARES   SERVICE CLASS   SERVICE CLASS
                                          ----------------------------------------------

INVESTMENT INCOME (LOSS):
  Dividend income.......................   $    317,315     $    37,361     $    24,549
  Mortality and expense risk charges....       (443,036)       (105,012)       (132,483)
  Administrative charges................        (29,082)         (6,701)         (7,855)
                                           ------------     -----------     -----------
       Net investment income (loss).....       (154,803)        (74,352)       (115,789)
                                           ------------     -----------     -----------

REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments.....      6,110,014       1,535,343       1,904,635
  Cost of investments sold..............     (5,850,728)     (1,423,888)     (1,591,244)
                                           ------------     -----------     -----------
       Net realized gain (loss) on
          investments...................        259,286         111,455         313,391
  Realized gain distribution received...             --         501,600              --
  Change in unrealized appreciation
     (depreciation) on investments......    (17,953,064)     (3,453,524)     (4,196,109)
                                           ------------     -----------     -----------
       Net gain (loss) on investments...    (17,693,778)     (2,840,469)     (3,882,718)
                                           ------------     -----------     -----------
          Net increase (decrease) in net
            assets resulting from
            operations..................   $(17,848,581)    $(2,914,821)    $(3,998,507)
                                           ============     ===========     ===========




Not all investment divisions are available under all policies.


The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III










                                                        FIDELITY(R)     FIDELITY(R)
                      COLUMBIA SMALL                        VIP             VIP         FIDELITY(R)
      ALGER AMERICAN     CAP VALUE      DREYFUS IP        CONTRA-         EQUITY-           VIP         JANUS ASPEN
         SMALLCAP     FUND, VARIABLE    TECHNOLOGY       FUND(R)--       INCOME--        MID CAP--        SERIES
         GROWTH--        SERIES--        GROWTH--      SERVICE CLASS   SERVICE CLASS   SERVICE CLASS    BALANCED--
      CLASS S SHARES      CLASS B     SERVICE SHARES         2               2               2        SERVICE SHARES
      --------------------------------------------------------------------------------------------------------------


       $         --    $    190,137    $         --    $   2,334,624   $  3,175,438    $     425,719   $  2,837,432
           (658,250)       (594,300)       (347,897)      (4,120,405)    (2,040,781)      (2,490,374)    (1,679,278)
            (41,872)        (41,479)        (24,997)        (267,863)      (123,282)        (173,824)      (106,514)
       ------------    ------------    ------------    -------------   ------------    -------------   ------------
           (700,122)       (445,642)       (372,894)      (2,053,644)     1,011,375       (2,238,479)     1,051,640
       ------------    ------------    ------------    -------------   ------------    -------------   ------------


          9,953,040      12,050,880       4,664,751      27,711,349     25,049,174       31,748,198      15,846,198
         (7,252,544)    (14,746,315)     (4,911,752)     (32,271,636)   (31,984,080)     (34,705,151)   (14,667,331)
       ------------    ------------    ------------    -------------   ------------    -------------   ------------
          2,700,496      (2,695,435)       (247,001)      (4,560,287)    (6,934,906)      (2,956,953)     1,178,867
            647,888       5,107,539              --        8,149,254        147,439       29,825,862      7,991,346

        (30,715,331)    (15,716,563)    (12,341,084)    (157,178,663)   (69,987,855)    (109,785,221)   (32,492,169)
       ------------    ------------    ------------    -------------   ------------    -------------   ------------
        (27,366,947)    (13,304,459)    (12,588,085)    (153,589,696)   (76,775,322)     (82,916,312)   (23,321,956)
       ------------    ------------    ------------    -------------   ------------    -------------   ------------

       $(28,067,069)   $(13,750,101)   $(12,960,979)   $(155,643,340)  $(75,763,947)   $ (85,154,791)  $(22,270,316)
       ============    ============    ============    =============   ============    =============   ============







                         NEUBERGER
                        BERMAN AMT                      VAN KAMPEN
          MFS(R)          MID-CAP                      UIF EMERGING     VICTORY VIF
         UTILITIES        GROWTH       T. ROWE PRICE      MARKETS       DIVERSIFIED
         SERIES--       PORTFOLIO--    EQUITY INCOME     EQUITY--         STOCK--
       SERVICE CLASS      CLASS S      PORTFOLIO--II     CLASS II     CLASS A SHARES
      ------------------------------------------------------------------------------


       $   5,938,795   $         --    $  3,758,876    $          --   $    174,633
          (6,476,342)      (415,341)     (2,567,268)      (1,688,189)      (314,092)
            (407,249)       (27,840)       (161,170)        (101,256)       (23,339)
       -------------   ------------    ------------    -------------   ------------
            (944,796)      (443,181)      1,030,438       (1,789,445)      (162,798)
       -------------   ------------    ------------    -------------   ------------


          86,812,033      9,749,923      32,163,422       23,443,597      4,910,733
         (80,376,228)    (9,323,639)    (34,236,617)     (23,278,957)    (5,204,747)
       -------------   ------------    ------------    -------------   ------------
           6,435,805        426,284      (2,073,195)         164,640       (294,014)
          72,296,155             --       5,529,793       35,485,556      3,526,720

        (287,591,775)   (16,238,759)    (82,695,079)    (124,684,528)   (13,419,638)
       -------------   ------------    ------------    -------------   ------------
        (208,859,815)   (15,812,475)    (79,238,481)     (89,034,332)   (10,186,932)
       -------------   ------------    ------------    -------------   ------------

       $(209,804,611)  $(16,255,656)   $(78,208,043)   $ (90,823,777)  $(10,349,730)
       =============   ============    ============    =============   ============






The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

STATEMENT OF CHANGES IN NET ASSETS
For the years ended December 31, 2008
and December 31, 2007




                                                                                                       MAINSTAY VP
                                                                           MAINSTAY VP                   CAPITAL
                                                                             BOND--                   APPRECIATION--
                                                                          INITIAL CLASS               INITIAL CLASS
                                                               ----------------------------------    ---------------
                                                                     2008               2007               2008
                                                               -----------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS:
  Operations:
     Net investment income (loss)...........................     $  3,982,521       $  3,354,848      $  (1,441,917)
     Net realized gain (loss) on investments................          333,230            957,880        (14,558,958)
     Realized gain distribution received....................           43,056                 --                 --
     Change in unrealized appreciation (depreciation)
       on investments.......................................       (1,641,778)         3,446,949        (62,644,898)
                                                                 ------------       ------------      -------------
       Net increase (decrease) in net assets resulting
          from operations...................................        2,717,029          7,759,677        (78,645,773)
                                                                 ------------       ------------      -------------
  Contributions and (Withdrawals):
     Payments received from policyowners....................        1,446,517          1,905,822          2,135,253
     Policyowners' surrenders...............................      (24,660,476)       (22,870,453)       (21,478,182)
     Policyowners' annuity and death benefits...............       (2,080,294)        (2,067,520)        (2,297,433)
     Net transfers from (to) Fixed Account..................       (3,879,159)           379,568         (3,135,824)
     Transfers between Investment Divisions.................        7,556,558          1,810,585        (11,005,858)
                                                                 ------------       ------------      -------------
       Net contributions and (withdrawals)..................      (21,616,854)       (20,841,998)       (35,782,044)
                                                                 ------------       ------------      -------------
     Increase (decrease) attributable to New York Life
       Insurance and Annuity Corporation charges retained by
       the Separate Account.................................          (11,363)           (27,990)           166,913
                                                                 ------------       ------------      -------------
          Increase (decrease) in net assets.................      (18,911,188)       (13,110,311)      (114,260,904)
NET ASSETS:
     Beginning of year......................................      156,616,111        169,726,422        222,117,070
                                                                 ------------       ------------      -------------
     End of year............................................     $137,704,923       $156,616,111      $ 107,856,166
                                                                 ============       ============      =============


                                                                 MAINSTAY VP
                                                                   CAPITAL
                                                                APPRECIATION--
                                                                INITIAL CLASS
                                                               ---------------
                                                                     2007
                                                               ---------------

INCREASE (DECREASE) IN NET ASSETS:
  Operations:
     Net investment income (loss)...........................     $ (3,103,331)
     Net realized gain (loss) on investments................      (19,785,753)
     Realized gain distribution received....................               --
     Change in unrealized appreciation (depreciation)
       on investments.......................................       48,630,395
                                                                 ------------
       Net increase (decrease) in net assets resulting
          from operations...................................       25,741,311
                                                                 ------------
  Contributions and (Withdrawals):
     Payments received from policyowners....................        3,179,339
     Policyowners' surrenders...............................      (36,251,455)
     Policyowners' annuity and death benefits...............       (2,605,248)
     Net transfers from (to) Fixed Account..................         (188,681)
     Transfers between Investment Divisions.................      (19,411,814)
                                                                 ------------
       Net contributions and (withdrawals)..................      (55,277,859)
                                                                 ------------
     Increase (decrease) attributable to New York Life
       Insurance and Annuity Corporation charges retained by
       the Separate Account.................................         (109,863)
                                                                 ------------
          Increase (decrease) in net assets.................      (29,646,411)
NET ASSETS:
     Beginning of year......................................      251,763,481
                                                                 ------------
     End of year............................................     $222,117,070
                                                                 ============







                                                                           MAINSTAY VP
                                                                           DEVELOPING                  MAINSTAY VP
                                                                            GROWTH--                   GOVERNMENT--
                                                                          INITIAL CLASS               INITIAL CLASS
                                                               ----------------------------------    ---------------
                                                                     2008               2007               2008
                                                               -----------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS:
  Operations:
     Net investment income (loss)...........................     $   (300,115)      $  (383,207)       $  2,147,330
     Net realized gain (loss) on investments................        1,744,205         3,191,792             407,351
     Realized gain distribution received....................        4,454,843         1,196,586                  --
     Change in unrealized appreciation (depreciation)
       on investments.......................................      (19,014,028)        3,618,652           7,521,582
                                                                 ------------       -----------        ------------
       Net increase (decrease) in net assets resulting
          from operations...................................      (13,115,095)        7,623,823          10,076,263
                                                                 ------------       -----------        ------------
  Contributions and (Withdrawals):
     Payments received from policyowners....................          157,359           259,140           2,247,377
     Policyowners' surrenders...............................       (2,458,209)       (3,533,676)        (20,822,731)
     Policyowners' annuity and death benefits...............          (83,728)         (246,225)         (1,656,233)
     Net transfers from (to) Fixed Account..................         (291,161)          153,811          (2,391,777)
     Transfers between Investment Divisions.................       (1,601,570)        2,852,636          37,590,960
                                                                 ------------       -----------        ------------
       Net contributions and (withdrawals)..................       (4,277,309)         (514,314)         14,967,596
                                                                 ------------       -----------        ------------
     Increase (decrease) attributable to New York Life
       Insurance and Annuity Corporation charges retained by
       the Separate Account.................................           29,120           (26,671)            (17,297)
                                                                 ------------       -----------        ------------
          Increase (decrease) in net assets.................      (17,363,284)        7,082,838          25,026,562
NET ASSETS:
     Beginning of year......................................       29,733,357        22,650,519         110,413,818
                                                                 ------------       -----------        ------------
     End of year............................................     $ 12,370,073       $29,733,357        $135,440,380
                                                                 ============       ===========        ============


                                                                 MAINSTAY VP
                                                                 GOVERNMENT--
                                                                INITIAL CLASS
                                                               ---------------
                                                                     2007
                                                               ---------------

INCREASE (DECREASE) IN NET ASSETS:
  Operations:
     Net investment income (loss)...........................     $  3,684,310
     Net realized gain (loss) on investments................         (452,911)
     Realized gain distribution received....................               --
     Change in unrealized appreciation (depreciation)
       on investments.......................................        2,461,372
                                                                 ------------
       Net increase (decrease) in net assets resulting
          from operations...................................        5,692,771
                                                                 ------------
  Contributions and (Withdrawals):
     Payments received from policyowners....................        1,299,617
     Policyowners' surrenders...............................      (17,259,683)
     Policyowners' annuity and death benefits...............       (1,742,940)
     Net transfers from (to) Fixed Account..................          165,607
     Transfers between Investment Divisions.................       (3,157,559)
                                                                 ------------
       Net contributions and (withdrawals)..................      (20,694,958)
                                                                 ------------
     Increase (decrease) attributable to New York Life
       Insurance and Annuity Corporation charges retained by
       the Separate Account.................................          (19,966)
                                                                 ------------
          Increase (decrease) in net assets.................      (15,022,153)
NET ASSETS:
     Beginning of year......................................      125,435,971
                                                                 ------------
     End of year............................................     $110,413,818
                                                                 ============




Not all investment divisions are available under all policies.



The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III











                                               MAINSTAY VP
               MAINSTAY VP                        COMMON                       MAINSTAY VP
                   CASH                          STOCK--                      CONVERTIBLE--
                MANAGEMENT                    INITIAL CLASS                   INITIAL CLASS
     ------------------------------- ------------------------------- -------------------------------
           2008            2007            2008            2007            2008            2007
     -----------------------------------------------------------------------------------------------




      $   2,048,886    $  6,813,162   $     (54,870)   $   (633,600)   $    820,336    $  1,279,545
             10,904          (1,353)     (7,295,597)     (2,133,619)      3,482,364       8,049,869
                 --              --      20,521,366      16,922,385      16,148,073       4,225,743

             15,509           2,420     (84,981,298)     (4,318,295)    (74,957,584)      7,961,017
      -------------    ------------   -------------    ------------    ------------    ------------

          2,075,299       6,814,229     (71,810,399)      9,836,871     (54,506,811)     21,516,174
      -------------    ------------   -------------    ------------    ------------    ------------

         70,622,293      59,310,387       1,784,132       2,458,098       1,351,179       2,356,062
       (116,943,972)    (67,491,054)    (21,526,980)    (37,669,057)    (20,388,561)    (25,743,903)
         (2,406,323)     (1,779,276)     (1,672,928)     (2,042,339)     (1,491,369)     (1,816,159)
        (18,205,589)      6,422,712      (3,010,628)        231,300      (2,712,951)        454,449
        307,461,634      94,435,897     (13,313,547)    (13,512,758)        413,871      (3,976,674)
      -------------    ------------   -------------    ------------    ------------    ------------

        240,528,043      90,898,666     (37,739,951)    (50,534,756)    (22,827,831)    (28,726,225)
      -------------    ------------   -------------    ------------    ------------    ------------

            (17,407)        (28,556)        151,126         (40,397)         82,317         (84,382)
      -------------    ------------   -------------    ------------    ------------    ------------
        242,585,935      97,684,339    (109,399,224)    (40,738,282)    (77,252,325)     (7,294,433)

        282,074,694     184,390,355     218,317,142     259,055,424     168,716,592     176,011,025
      -------------    ------------   -------------    ------------    ------------    ------------

      $ 524,660,629    $282,074,694   $ 108,917,918    $218,317,142    $ 91,464,267    $168,716,592
      =============    ============   =============    ============    ============    ============







               MAINSTAY VP
                HIGH YIELD                     MAINSTAY VP                     MAINSTAY VP
                CORPORATE                      ICAP SELECT                       INCOME &
                  BOND--                         EQUITY--                        GROWTH--
              INITIAL CLASS                   INITIAL CLASS                   INITIAL CLASS
     ------------------------------- ------------------------------- -------------------------------
           2008            2007            2008            2007            2008            2007
     -----------------------------------------------------------------------------------------------



      $  29,071,036   $  27,287,651   $  (1,299,987)   $   (625,707)       $--         $    615,936
         16,315,740      30,191,637       1,000,951       5,372,829         --            3,381,065
                 --              --       7,256,685       2,926,236         --            6,905,687

       (151,655,313)    (51,755,745)   (104,506,413)     (4,212,188)        --          (11,319,906)
      -------------   -------------   -------------    ------------        ---         ------------

       (106,268,537)      5,723,543     (97,548,764)      3,461,170         --             (417,218)
      -------------   -------------   -------------    ------------        ---         ------------

          3,348,537       6,228,412       1,437,594       1,308,108         --              484,999
        (64,662,503)    (86,625,517)    (21,880,207)    (12,558,766)        --           (4,776,924)
         (6,180,991)     (8,390,774)     (1,808,640)       (752,950)        --             (463,496)
        (12,498,363)        223,583      (4,264,992)      1,168,237         --               60,131
        (25,955,965)    (26,263,872)    176,773,315      48,746,760         --          (44,723,918)
      -------------   -------------   -------------    ------------        ---         ------------
       (105,949,285)   (114,828,168)    150,257,070      37,911,389         --          (49,419,208)
      -------------   -------------   -------------    ------------        ---         ------------


            104,747         (15,489)        126,759         (10,853)        --                1,147
      -------------   -------------   -------------    ------------        ---         ------------
       (212,113,075)   (109,120,114)     52,835,065      41,361,706         --          (49,835,279)

        508,659,843     617,779,957      95,052,605      53,690,899         --           49,835,279
      -------------   -------------   -------------    ------------        ---         ------------
      $ 296,546,768   $ 508,659,843   $ 147,887,670    $ 95,052,605        $--         $         --
      =============   =============   =============    ============        ===         ============





The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the years ended December 31, 2008
and December 31, 2007



                                                                           MAINSTAY VP                 MAINSTAY VP
                                                                          INTERNATIONAL                 LARGE CAP
                                                                            EQUITY--                     GROWTH--
                                                                          INITIAL CLASS               INITIAL CLASS
                                                               ----------------------------------    ---------------
                                                                     2008               2007               2008
                                                               -----------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS:
  Operations:
     Net investment income (loss)...........................     $   (103,084)      $ (1,104,158)      $   (817,898)
     Net realized gain (loss) on investments................        5,758,055         12,827,015         (2,800,536)
     Realized gain distribution received....................       10,538,638          8,094,435                 --
     Change in unrealized appreciation (depreciation)
       on investments.......................................      (46,688,390)       (15,178,784)       (24,976,644)
                                                                 ------------       ------------       ------------
       Net increase (decrease) in net assets resulting
          from operations...................................      (30,494,781)         4,638,508        (28,595,078)
                                                                 ------------       ------------       ------------
  Contributions and (Withdrawals):
     Payments received from policyowners....................        1,112,282          2,570,610            775,656
     Policyowners' surrenders...............................      (11,974,848)       (20,363,460)        (8,433,364)
     Policyowners' annuity and death benefits...............         (659,283)          (602,861)          (365,781)
     Net transfers from (to) Fixed Account..................       (2,321,043)         1,558,451           (942,120)
     Transfers between Investment Divisions.................       (9,730,687)         3,740,693          3,908,051
                                                                 ------------       ------------       ------------
       Net contributions and (withdrawals)..................      (23,573,579)       (13,096,567)        (5,057,558)
                                                                 ------------       ------------       ------------
     Increase (decrease) attributable to New York Life
       Insurance and Annuity Corporation charges retained by
       the Separate Account.................................           77,809            (18,275)            55,056
                                                                 ------------       ------------       ------------
          Increase (decrease) in net assets.................      (53,990,551)        (8,476,334)       (33,597,580)

NET ASSETS:
     Beginning of year......................................      124,217,494        132,693,828         73,061,631
                                                                 ------------       ------------       ------------
     End of year............................................     $ 70,226,943       $124,217,494       $ 39,464,051
                                                                 ============       ============       ============


                                                                 MAINSTAY VP
                                                                  LARGE CAP
                                                                   GROWTH--
                                                                INITIAL CLASS
                                                               ---------------
                                                                     2007
                                                               ---------------

INCREASE (DECREASE) IN NET ASSETS:
  Operations:
     Net investment income (loss)...........................     $   (991,411)
     Net realized gain (loss) on investments................       (2,119,595)
     Realized gain distribution received....................               --
     Change in unrealized appreciation (depreciation)
       on investments.......................................       15,628,016
                                                                 ------------
       Net increase (decrease) in net assets resulting
          from operations...................................       12,517,010
                                                                 ------------
  Contributions and (Withdrawals):
     Payments received from policyowners....................          792,349
     Policyowners' surrenders...............................      (12,061,175)
     Policyowners' annuity and death benefits...............         (443,052)
     Net transfers from (to) Fixed Account..................          249,606
     Transfers between Investment Divisions.................        1,474,619
                                                                 ------------
       Net contributions and (withdrawals)..................       (9,987,653)
                                                                 ------------
     Increase (decrease) attributable to New York Life
       Insurance and Annuity Corporation charges retained by
       the Separate Account.................................          (45,279)
                                                                 ------------
          Increase (decrease) in net assets.................        2,484,078

NET ASSETS:
     Beginning of year......................................       70,577,553
                                                                 ------------
     End of year............................................     $ 73,061,631
                                                                 ============







                                                                           MAINSTAY VP
                                                                            SMALL CAP                  MAINSTAY VP
                                                                            GROWTH--                  TOTAL RETURN--
                                                                          INITIAL CLASS               INITIAL CLASS
                                                               ----------------------------------    ---------------
                                                                     2008               2007               2008
                                                               -----------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS:
  Operations:
     Net investment income (loss)...........................     $   (446,158)      $   (724,147)      $  2,038,498
     Net realized gain (loss) on investments................         (266,959)         4,826,628         (9,637,418)
     Realized gain distribution received....................        5,874,902          3,283,659         14,756,141
     Change in unrealized appreciation (depreciation)
       on investments.......................................      (20,125,928)        (9,218,529)       (44,999,670)
                                                                 ------------       ------------       ------------
       Net increase (decrease) in net assets resulting
          from operations...................................      (14,964,143)        (1,832,389)       (37,842,449)
                                                                 ------------       ------------       ------------
  Contributions and (Withdrawals):
     Payments received from policyowners....................          333,869            574,065          1,030,496
     Policyowners' surrenders...............................       (3,825,303)        (6,377,037)       (18,544,143)
     Policyowners' annuity and death benefits...............         (135,305)          (119,599)        (2,429,982)
     Net transfers from (to) Fixed Account..................         (534,344)            93,718         (2,781,092)
     Transfers between Investment Divisions.................       (2,887,794)        (6,259,841)        (7,648,159)
                                                                 ------------       ------------       ------------
       Net contributions and (withdrawals)..................       (7,048,877)       (12,088,694)       (30,372,880)
                                                                 ------------       ------------       ------------
     Increase (decrease) attributable to New York Life
       Insurance and Annuity Corporation charges retained by
       the Separate Account.................................           31,883              8,359             72,983
                                                                 ------------       ------------       ------------
          Increase (decrease) in net assets.................      (21,981,137)       (13,912,724)       (68,142,346)

NET ASSETS:
     Beginning of year......................................       41,514,287         55,427,011        154,596,716
                                                                 ------------       ------------       ------------
     End of year............................................     $ 19,533,150       $ 41,514,287       $ 86,454,370
                                                                 ============       ============       ============


                                                                 MAINSTAY VP
                                                                TOTAL RETURN--
                                                                INITIAL CLASS
                                                               ---------------
                                                                     2007
                                                               ---------------

INCREASE (DECREASE) IN NET ASSETS:
  Operations:
     Net investment income (loss)...........................     $  1,184,141
     Net realized gain (loss) on investments................       (2,927,008)
     Realized gain distribution received....................       10,849,255
     Change in unrealized appreciation (depreciation)
       on investments.......................................        1,156,236
                                                                 ------------
       Net increase (decrease) in net assets resulting
          from operations...................................       10,262,624
                                                                 ------------
  Contributions and (Withdrawals):
     Payments received from policyowners....................        1,831,773
     Policyowners' surrenders...............................      (25,115,171)
     Policyowners' annuity and death benefits...............       (2,658,103)
     Net transfers from (to) Fixed Account..................         (647,272)
     Transfers between Investment Divisions.................       (8,235,809)
                                                                 ------------
       Net contributions and (withdrawals)..................      (34,824,582)
                                                                 ------------
     Increase (decrease) attributable to New York Life
       Insurance and Annuity Corporation charges retained by
       the Separate Account.................................          (40,692)
                                                                 ------------
          Increase (decrease) in net assets.................      (24,602,650)

NET ASSETS:
     Beginning of year......................................      179,199,366
                                                                 ------------
     End of year............................................     $154,596,716
                                                                 ============



Not all investment divisions are available under all policies.


The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III










               MAINSTAY VP                     MAINSTAY VP                     MAINSTAY VP             MAINSTAY VP
                 MID CAP                         MID CAP                         MID CAP                 S&P 500
                  CORE--                         GROWTH--                        VALUE--                 INDEX--
              INITIAL CLASS                   INITIAL CLASS                   INITIAL CLASS           INITIAL CLASS
     ------------------------------- ------------------------------- ------------------------------- ---------------
           2008            2007            2008            2007            2008            2007            2008
     ---------------------------------------------------------------------------------------------------------------



       $   (586,167)   $   (837,810)   $   (955,169)   $ (1,429,956)   $     57,505    $   (741,962)  $   2,390,101
          1,652,222       6,803,262       5,821,485      10,639,116       4,769,631      11,130,545      (8,954,771)
          5,558,295       7,039,249       5,880,897       6,507,338      11,888,144      11,020,661              --

        (32,315,925)    (10,093,508)    (47,167,847)     (2,712,535)    (51,282,950)    (23,672,539)   (139,684,515)
       ------------    ------------    ------------    ------------    ------------    ------------   -------------

        (25,691,575)      2,911,193     (36,420,634)     13,003,963     (34,567,670)     (2,263,295)   (146,249,185)
       ------------    ------------    ------------    ------------    ------------    ------------   -------------


            578,715       1,106,739         895,263       1,272,696       1,062,755       1,942,120       3,024,719
         (6,094,739)     (9,010,591)     (7,839,755)    (11,327,203)    (12,188,889)    (18,409,888)    (44,440,936)
           (339,934)       (277,886)       (572,431)       (489,274)       (752,537)       (974,084)     (4,113,455)
           (983,179)        193,767      (1,447,986)        142,419      (1,986,191)        236,406      (6,887,110)
         (6,073,741)     (1,474,010)    (10,536,046)     (4,946,550)    (12,895,714)     (7,337,829)    (21,549,996)
       ------------    ------------    ------------    ------------    ------------    ------------   -------------
        (12,912,878)     (9,461,981)    (19,500,955)    (15,347,912)    (26,760,576)    (24,543,275)    (73,966,778)
       ------------    ------------    ------------    ------------    ------------    ------------   -------------


             50,775         (10,151)         79,041         (49,754)         82,773           3,913         305,886
       ------------    ------------    ------------    ------------    ------------    ------------   -------------
        (38,553,678)     (6,560,939)    (55,842,548)     (2,393,703)    (61,245,473)    (26,802,657)   (219,910,077)


         69,516,988      76,077,927      94,044,121      96,437,824     121,088,381     147,891,038     435,640,932
       ------------    ------------    ------------    ------------    ------------    ------------   -------------
       $ 30,963,310    $ 69,516,988    $ 38,201,573    $ 94,044,121    $ 59,842,908    $121,088,381   $ 215,730,855
       ============    ============    ============    ============    ============    ============   =============


       MAINSTAY VP
         S&P 500
         INDEX--
      INITIAL CLASS
     ---------------
           2007
     ---------------

      $     346,183
         14,223,452
                 --

          5,483,605
      -------------

         20,053,240
      -------------


          5,364,839
        (76,144,020)
         (6,565,729)
           (239,194)
        (27,166,915)
      -------------
       (104,751,019)
      -------------


            (84,582)
      -------------
        (84,782,361)


        520,423,293
      -------------
      $ 435,640,932
      =============







                                                                                                        DREYFUS IP
               MAINSTAY VP                    ALGER AMERICAN                   CVS CALVERT              TECHNOLOGY
                 VALUE--                    SMALLCAP GROWTH--                SOCIAL BALANCED             GROWTH--
              INITIAL CLASS                   CLASS O SHARES                    PORTFOLIO             INITIAL SHARES
     ------------------------------- ------------------------------- ------------------------------- ---------------
           2008            2007            2008            2007            2008            2007            2008
     ---------------------------------------------------------------------------------------------------------------



      $   3,670,253    $    165,890    $   (768,988)   $ (1,219,330)   $    290,959    $   350,004     $   (197,018)
           (424,436)     12,527,275       6,177,487      11,637,992        (415,684)       921,895           52,018
         25,516,232      18,041,384         754,608              --         436,805      2,269,857               --

        (32,632,144)    (27,751,851)    (38,799,764)      2,050,624     (12,411,451)    (2,949,843)      (6,927,336)
      -------------    ------------    ------------    ------------    ------------    -----------     ------------

         (3,870,095)      2,982,698     (32,636,657)     12,469,286     (12,099,371)       591,913       (7,072,336)
      -------------    ------------    ------------    ------------    ------------    -----------     ------------

            942,572       2,377,878         420,459       1,088,923       1,402,174      1,995,185          195,827
        (10,470,929)    (31,163,670)     (7,645,903)    (14,136,454)     (3,704,424)    (5,567,420)      (1,778,278)
         (1,037,863)     (2,453,355)       (319,680)       (581,650)       (245,659)      (304,351)         (49,758)
           (758,807)        518,195      (1,132,171)       (200,378)       (398,099)         3,480         (435,151)
       (188,061,550)    (11,071,340)     (5,137,850)     (6,873,550)     (1,732,654)    (1,796,495)      (1,089,566)
      -------------    ------------    ------------    ------------    ------------    -----------     ------------
       (199,386,577)    (41,792,292)    (13,815,145)    (20,703,109)     (4,678,662)    (5,669,601)      (3,156,926)
      -------------    ------------    ------------    ------------    ------------    -----------     ------------


             30,686         (17,723)         71,900         (42,602)         21,445         (3,627)          17,170
      -------------    ------------    ------------    ------------    ------------    -----------     ------------
       (203,225,986)    (38,827,317)    (46,379,902)     (8,276,425)    (16,756,588)    (5,081,315)     (10,212,092)


        203,225,986     242,053,303      78,286,122      86,562,547      40,117,091     45,198,406       18,802,145
      -------------    ------------    ------------    ------------    ------------    -----------     ------------
      $          --    $203,225,986    $ 31,906,220    $ 78,286,122    $ 23,360,503    $40,117,091     $  8,590,053
      =============    ============    ============    ============    ============    ===========     ============


        DREYFUS IP
        TECHNOLOGY
         GROWTH--
      INITIAL SHARES
     ---------------
           2007
     ---------------

       $  (277,307)
           821,347
                --
         1,747,372
       -----------
         2,291,412
       -----------

           232,720
        (2,698,844)
          (193,335)
            27,087
          (154,321)
       -----------
        (2,786,693)
       -----------

            (9,797)
       -----------
          (505,078)

        19,307,223
       -----------
       $18,802,145
       ===========





The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the years ended December 31, 2008
and December 31, 2007




                                                                         FIDELITY(R) VIP             FIDELITY(R) VIP
                                                                         CONTRAFUND(R)--             EQUITY-INCOME--
                                                                          INITIAL CLASS               INITIAL CLASS
                                                               ----------------------------------    ---------------
                                                                     2008               2007               2008
                                                               -----------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS:
  Operations:
     Net investment income (loss)...........................    $  (1,539,798)      $ (2,231,132)     $   1,128,201
     Net realized gain (loss) on investments................       (5,272,947)        21,497,867         (4,927,728)
     Realized gain distribution received....................        9,123,567         97,874,832            156,054
     Change in unrealized appreciation (depreciation)
       on investments.......................................     (160,163,753)       (56,246,641)       (69,921,292)
                                                                -------------       ------------      -------------
       Net increase (decrease) in net assets resulting
          from operations...................................     (157,852,931)        60,894,926        (73,564,765)
                                                                -------------       ------------      -------------
  Contributions and (Withdrawals):
     Payments received from policyowners....................        2,934,110          4,676,556          1,511,505
     Policyowners' surrenders...............................      (41,021,716)       (64,400,779)       (21,367,579)
     Policyowners' annuity and death benefits...............       (2,446,459)        (3,622,425)        (2,324,975)
     Net transfers from (to) Fixed Account..................       (5,271,213)         1,395,132         (3,526,171)
     Transfers between Investment Divisions.................      (12,950,870)        (9,583,316)       (10,405,422)
                                                                -------------       ------------      -------------
       Net contributions and (withdrawals)..................      (58,756,148)       (71,534,832)       (36,112,642)
                                                                -------------       ------------      -------------
     Increase (decrease) attributable to New York Life
       Insurance and Annuity Corporation charges retained by
       the
       Separate Account.....................................          328,666           (237,332)           155,827
                                                                -------------       ------------      -------------
          Increase (decrease) in net assets.................     (216,280,413)       (10,877,238)      (109,521,580)

NET ASSETS:
     Beginning of year......................................      402,562,556        413,439,794        194,250,896
                                                                -------------       ------------      -------------
     End of year............................................    $ 186,282,143       $402,562,556      $  84,729,316
                                                                =============       ============      =============


                                                               FIDELITY(R) VIP
                                                               EQUITY-INCOME--
                                                                INITIAL CLASS
                                                               ---------------
                                                                     2007
                                                               ---------------

INCREASE (DECREASE) IN NET ASSETS:
  Operations:
     Net investment income (loss)...........................     $    523,053
     Net realized gain (loss) on investments................        6,990,131
     Realized gain distribution received....................       16,407,638
     Change in unrealized appreciation (depreciation)
       on investments.......................................      (22,341,685)
                                                                 ------------
       Net increase (decrease) in net assets resulting
          from operations...................................        1,579,137
                                                                 ------------
  Contributions and (Withdrawals):
     Payments received from policyowners....................        2,572,301
     Policyowners' surrenders...............................      (34,700,117)
     Policyowners' annuity and death benefits...............       (3,068,546)
     Net transfers from (to) Fixed Account..................          216,497
     Transfers between Investment Divisions.................       (4,672,997)
                                                                 ------------
       Net contributions and (withdrawals)..................      (39,652,862)
                                                                 ------------
     Increase (decrease) attributable to New York Life
       Insurance and Annuity Corporation charges retained by
       the
       Separate Account.....................................          (12,339)
                                                                 ------------
          Increase (decrease) in net assets.................      (38,086,064)

NET ASSETS:
     Beginning of year......................................      232,336,960
                                                                 ------------
     End of year............................................     $194,250,896
                                                                 ============





                                                                                                        NEUBERGER
                                                                                                          BERMAN
                                                                                                           AMT
                                                                                                         MID-CAP
                                                                        MFS(R) UTILITIES                  GROWTH
                                                                            SERIES--                   PORTFOLIO--
                                                                          INITIAL CLASS                  CLASS I
                                                               ----------------------------------    ---------------
                                                                     2008               2007               2008
                                                               -----------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS:
  Operations:
     Net investment income (loss)...........................     $       664        $   (35,578)       $   (75,816)
     Net realized gain (loss) on investments................         156,812            822,646            584,000
     Realized gain distribution received....................         801,833            423,905                 --
     Change in unrealized appreciation (depreciation)
       on investments.......................................      (3,375,396)           188,850         (3,265,725)
                                                                 -----------        -----------        -----------
       Net increase (decrease) in net assets resulting
          from operations...................................      (2,416,087)         1,399,823         (2,757,541)
                                                                 -----------        -----------        -----------
  Contributions and (Withdrawals):
     Payments received from policyowners, net of reversals..            (398)            30,619             (1,002)
     Policyowners' surrenders...............................        (665,566)        (1,036,299)          (567,003)
     Policyowners' annuity and death benefits...............         (83,142)           (60,346)           (50,185)
     Net transfers from (to) Fixed Account..................         (76,318)           263,096           (198,896)
     Transfers between Investment Divisions.................         194,326            413,232           (702,044)
                                                                 -----------        -----------        -----------
       Net contributions and (withdrawals)..................        (631,098)          (389,698)        (1,519,130)
                                                                 -----------        -----------        -----------
     Increase (decrease) attributable to New York Life
       Insurance and Annuity Corporation charges retained by
       the
       Separate Account.....................................           4,921             (4,300)             6,274
                                                                 -----------        -----------        -----------
          Increase (decrease) in net assets.................      (3,042,264)         1,005,825         (4,270,397)

NET ASSETS:
     Beginning of year......................................       6,338,874          5,333,049          7,299,423
                                                                 -----------        -----------        -----------
     End of year............................................     $ 3,296,610        $ 6,338,874        $ 3,029,026
                                                                 ===========        ===========        ===========


                                                                  NEUBERGER
                                                                    BERMAN
                                                                     AMT
                                                                   MID-CAP
                                                                    GROWTH
                                                                 PORTFOLIO--
                                                                   CLASS I
                                                               ---------------
                                                                     2007
                                                               ---------------

INCREASE (DECREASE) IN NET ASSETS:
  Operations:
     Net investment income (loss)...........................     $  (110,837)
     Net realized gain (loss) on investments................         725,329
     Realized gain distribution received....................              --
     Change in unrealized appreciation (depreciation)
       on investments.......................................         778,608
                                                                 -----------
       Net increase (decrease) in net assets resulting
          from operations...................................       1,393,100
                                                                 -----------
  Contributions and (Withdrawals):
     Payments received from policyowners, net of reversals..             539
     Policyowners' surrenders...............................        (954,323)
     Policyowners' annuity and death benefits...............         (65,911)
     Net transfers from (to) Fixed Account..................         (78,560)
     Transfers between Investment Divisions.................         (80,696)
                                                                 -----------
       Net contributions and (withdrawals)..................      (1,178,951)
                                                                 -----------
     Increase (decrease) attributable to New York Life
       Insurance and Annuity Corporation charges retained by
       the
       Separate Account.....................................          (5,564)
                                                                 -----------
          Increase (decrease) in net assets.................         208,585

NET ASSETS:
     Beginning of year......................................       7,090,838
                                                                 -----------
     End of year............................................     $ 7,299,423
                                                                 ===========




Not all investment divisions are available under all policies.


The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III








                                               JANUS ASPEN
               JANUS ASPEN                        SERIES
                  SERIES                        WORLDWIDE
                BALANCED--                       GROWTH--                    MFS(R) INVESTORS        MFS(R) RESEARCH
              INSTITUTIONAL                   INSTITUTIONAL                   TRUST SERIES--             SERIES--
                  SHARES                          SHARES                      INITIAL CLASS           INITIAL CLASS
     ------------------------------- ------------------------------- ------------------------------- ---------------
           2008            2007            2008            2007            2008            2007            2008
     ---------------------------------------------------------------------------------------------------------------



      $   3,905,161    $  4,482,634    $   (319,442)   $ (1,297,625)   $   (108,742)   $  (146,320)    $   (180,801)
          7,383,070      15,804,423     (12,721,385)    (13,152,483)        483,018      1,292,355          577,335
         23,955,202              --              --              --       1,304,063        218,127               --


        (96,728,193)     17,604,452
                                        (56,562,279)     30,235,137      (8,735,636)       785,622       (9,105,768)
      -------------    ------------    ------------    ------------    ------------    -----------     ------------


        (61,484,760)     37,891,509
                                        (69,603,106)     15,785,029      (7,057,297)     2,149,784       (8,709,234)
      -------------    ------------    ------------    ------------    ------------    -----------     ------------


          3,435,815       4,744,478
                                          1,529,147       2,642,138         152,820        264,716          202,029
        (50,352,623)    (73,722,479)    (17,172,623)    (31,022,268)     (3,139,987)    (4,327,642)      (2,638,154)
         (4,553,212)     (5,927,490)     (1,100,392)     (2,005,030)       (158,090)      (309,368)        (237,998)
         (7,828,721)       (507,725)     (1,940,675)        (61,941)       (468,298)       145,479         (379,572)
        (13,552,387)    (22,253,266)     (6,670,026)    (10,069,450)       (221,046)    (1,114,683)      (1,417,578)
      -------------    ------------    ------------    ------------    ------------    -----------     ------------
        (72,851,128)    (97,666,482)    (25,354,569)    (40,516,551)     (3,834,601)    (5,341,498)      (4,471,273)
      -------------    ------------    ------------    ------------    ------------    -----------     ------------





            128,426        (143,904)
                                            139,179         (68,638)         14,946         (7,968)          19,309
      -------------    ------------    ------------    ------------    ------------    -----------     ------------
       (134,207,462)    (59,918,877)    (94,818,496)    (24,800,160)    (10,876,952)    (3,199,682)     (13,161,198)


        402,186,215     462,105,092     170,687,540     195,487,700      23,299,036     26,498,718       26,446,672
      -------------    ------------    ------------    ------------    ------------    -----------     ------------
      $ 267,978,753    $402,186,215    $ 75,869,044    $170,687,540    $ 12,422,084    $23,299,036     $ 13,285,474
      =============    ============    ============    ============    ============    ===========     ============


     MFS(R) RESEARCH
         SERIES--
      INITIAL CLASS
     ---------------
           2007
     ---------------

       $  (211,979)
         1,831,463
                --



         1,742,753
       -----------



         3,362,237
       -----------



           235,167
        (6,746,904)
          (261,113)
           (96,027)
        (2,177,275)
       -----------
        (9,046,152)
       -----------






           (12,889)
       -----------
        (5,696,804)


        32,143,476
       -----------
       $26,446,672
       ===========







                  ROYCE                           ROYCE
                MICRO-CAP                       SMALL-CAP                     T. ROWE PRICE              VAN ECK
               PORTFOLIO--                     PORTFOLIO--                    EQUITY INCOME             WORLDWIDE
             INVESTMENT CLASS                INVESTMENT CLASS                   PORTFOLIO              HARD ASSETS
     ------------------------------- ------------------------------- ------------------------------- ---------------
           2008            2007            2008            2007            2008            2007            2008
     ---------------------------------------------------------------------------------------------------------------



       $    705,856    $    45,231     $   (355,346)   $  (595,388)    $  1,171,835    $    489,317   $  (4,862,829)
         (2,542,480)     1,023,540       (1,075,272)       694,269        3,216,674      13,469,910      24,936,392
          6,405,078      5,306,113        3,942,541      1,949,472        4,700,431      12,037,356      60,563,289


        (33,662,328)    (5,617,112)     (17,410,803)    (4,132,349)     (71,549,215)    (21,001,658)   (285,872,755)
       ------------    -----------     ------------    -----------     ------------    ------------   -------------


        (29,093,874)       757,772      (14,898,880)    (2,083,996)     (62,460,275)      4,994,925    (205,235,903)
       ------------    -----------     ------------    -----------     ------------    ------------   -------------


          7,910,555     15,601,188        5,493,478      9,962,379        1,127,390       2,303,817      34,984,709
         (3,739,447)    (3,991,228)      (3,413,807)    (2,560,172)     (21,190,262)    (34,681,650)    (30,089,786)
           (262,337)      (175,692)        (139,843)      (121,018)      (1,603,434)     (2,076,299)     (2,422,221)
          1,690,847      3,302,436          979,945      2,074,758       (3,212,995)      1,045,775       2,897,449
           (991,396)     2,254,970        7,199,786      2,418,785      (12,340,559)     (4,834,368)     (9,417,076)
       ------------    -----------     ------------    -----------     ------------    ------------   -------------
          4,608,222     16,991,674       10,119,559     11,774,732      (37,219,860)    (38,242,725)     (4,046,925)
       ------------    -----------     ------------    -----------     ------------    ------------   -------------



             48,770        (10,305)          19,014          5,110          139,311         (23,385)        191,012
       ------------    -----------     ------------    -----------     ------------    ------------   -------------
        (24,436,882)    17,739,141       (4,760,307)     9,695,846      (99,540,824)    (33,271,185)   (209,091,816)


         63,264,478     45,525,337       42,846,016     33,150,170      193,917,795     227,188,980     424,553,253
       ------------    -----------     ------------    -----------     ------------    ------------   -------------
       $ 38,827,596    $63,264,478     $ 38,085,709    $42,846,016     $ 94,376,971    $193,917,795   $ 215,461,437
       ============    ===========     ============    ===========     ============    ============   =============


         VAN ECK
        WORLDWIDE
       HARD ASSETS
     ---------------
           2007
     ---------------

       $ (4,867,799)
         25,189,100
         36,287,961


         66,381,268
       ------------


        122,990,530
       ------------


         48,551,072
        (36,885,030)
         (1,060,896)
         10,187,698
         14,062,743
       ------------
         34,855,587
       ------------



           (431,956)
       ------------
        157,414,161

        267,139,092
       ------------
       $424,553,253
       ============





The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the years ended December 31, 2008
and December 31, 2007



                                              VAN KAMPEN
                                             UIF EMERGING
                                               MARKETS
                                               EQUITY--
                                               CLASS I
                                    -----------------------------
                                        2008            2007
                                    -----------------------------

INCREASE (DECREASE) IN NET
  ASSETS:
  Operations:
     Net investment income
       (loss)....................   $ (1,226,573)   $ (1,134,217)
     Net realized gain (loss) on
       investments...............      9,623,604      20,845,704
     Realized gain distribution
       received..................     25,320,456      12,725,817
     Change in unrealized
       appreciation
       (depreciation)
       on investments............    (97,657,301)      4,001,788
                                    ------------    ------------
       Net increase (decrease) in
          net assets resulting
          from operations........    (63,939,814)     36,439,092
                                    ------------    ------------
  Contributions and
     (Withdrawals):
     Payments received from
       policyowners..............      1,091,053       1,444,992
     Policyowners' surrenders....    (10,968,645)    (15,478,999)
     Policyowners' annuity and
       death benefits............       (650,719)       (533,266)
     Net transfers from (to)
       Fixed Account.............     (1,246,218)        788,513
     Transfers between Investment
       Divisions.................     (9,329,711)       (312,901)
                                    ------------    ------------
       Net contributions and
          (withdrawals)..........    (21,104,240)    (14,091,661)
                                    ------------    ------------
     Increase (decrease)
       attributable to New York
       Life Insurance and Annuity
       Corporation charges
       retained by the Separate
       Account...................        139,243        (150,104)
                                    ------------    ------------
          Increase (decrease) in
            net assets...........    (84,904,811)     22,197,327

NET ASSETS:
     Beginning of year...........    126,926,314     104,728,987
                                    ------------    ------------
     End of year.................   $ 42,021,503    $126,926,314
                                    ============    ============




Not all investment divisions are available under all policies.


The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III








                      (THIS PAGE INTENTIONALLY LEFT BLANK)

For the years ended December 31, 2008
and December 31, 2007




                                                                          MAINSTAY VP                         MAINSTAY VP
                                                                          BALANCED--                            BOND--
                                                                         SERVICE CLASS                       SERVICE CLASS
                                                               --------------------------------    --------------------------------
                                                                    2008              2007              2008              2007
                                                               --------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS:
  Operations:
     Net investment income (loss)...........................    $ (1,687,742)     $    681,897      $  3,388,949      $  2,102,784
     Net realized gain (loss) on investments................      (2,317,530)        2,219,401           534,931            57,480
     Realized gain distribution received....................         321,293         4,998,801            38,220                --
     Change in unrealized appreciation (depreciation) on
       investments..........................................     (28,530,196)       (6,830,873)       (2,103,117)        2,273,517
                                                                ------------      ------------      ------------      ------------
       Net increase (decrease) in net assets resulting from
          operations........................................     (32,214,175)        1,069,226         1,858,983         4,433,781
                                                                ------------      ------------      ------------      ------------
  Contributions and (Withdrawals):
     Payments received from policyowners....................       4,899,088        16,993,656        14,334,440        13,534,327
     Policyowners' surrenders...............................      (8,593,698)       (9,698,999)       (8,407,006)       (5,593,136)
     Policyowners' annuity and death benefits...............        (984,975)       (1,319,618)         (798,879)         (609,989)
     Net transfers from (to) Fixed Account..................        (487,426)        5,715,347         1,353,245         2,304,443
     Transfers between Investment Divisions.................     (18,732,648)        1,384,585        11,562,819         6,620,087
     Contributions (withdrawal) of seed money by New York
       Life Insurance and Annuity Corporation...............              --        (5,801,973)               --                --
                                                                ------------      ------------      ------------      ------------
       Net contributions and (withdrawals)..................     (23,899,659)        7,272,998        18,044,619        16,255,732
                                                                ------------      ------------      ------------      ------------
     Increase (decrease) attributable to New York Life
       Insurance and Annuity Corporation charges retained by
       the Separate Account.................................          60,622            (7,022)           (8,328)          (17,060)
                                                                ------------      ------------      ------------      ------------
          Increase (decrease) in net assets.................     (56,053,212)        8,335,202        19,895,274        20,672,453

NET ASSETS:
     Beginning of year......................................     137,419,390       129,084,188       104,198,795        83,526,342
                                                                ------------      ------------      ------------      ------------
     End of year............................................    $ 81,366,178      $137,419,390      $124,094,069      $104,198,795
                                                                ============      ============      ============      ============






                                              MAINSTAY VP                         MAINSTAY VP
                                              DEVELOPING                           FLOATING
                                               GROWTH--                             RATE--
                                             SERVICE CLASS                       SERVICE CLASS
                                   --------------------------------    --------------------------------
                                        2008              2007              2008              2007
                                   --------------------------------------------------------------------

INCREASE (DECREASE) IN NET
  ASSETS:
  Operations:
     Net investment income
       (loss)....................   $   (461,713)      $  (471,361)     $   5,535,538     $  9,606,621
     Net realized gain (loss) on
       investments...............        974,466         1,692,363        (10,718,809)      (1,527,987)
     Realized gain distribution
       received..................      7,008,665         1,538,429                 --               --
     Change in unrealized
       appreciation
       (depreciation) on
       investments...............    (26,647,086)        5,694,295        (32,651,441)      (7,187,025)
                                    ------------       -----------      -------------     ------------
       Net increase (decrease) in
          net assets resulting
          from operations........    (19,125,668)        8,453,726        (37,834,712)         891,609
                                    ------------       -----------      -------------     ------------
  Contributions and
     (Withdrawals):
     Payments received from
       policyowners..............      3,736,193         5,331,209          8,808,735       56,493,733
     Policyowners' surrenders....     (1,655,282)       (1,481,806)       (16,438,689)     (18,496,539)
     Policyowners' annuity and
       death benefits............       (153,049)          (83,905)        (1,222,325)        (730,896)
     Net transfers from (to)
       Fixed Account.............        385,041           637,030         (7,997,338)      15,703,844
     Transfers between Investment
       Divisions.................     (3,914,232)        3,988,042        (47,205,595)      (4,454,719)
     Contributions (withdrawal)
       of seed money by New York
       Life Insurance and Annuity
       Corporation...............             --                --                 --      (24,153,978)
                                    ------------       -----------      -------------     ------------
       Net contributions and
          (withdrawals)..........     (1,601,329)        8,390,570        (64,055,212)      24,361,445
                                    ------------       -----------      -------------     ------------
     Increase (decrease)
       attributable to New York
       Life Insurance and Annuity
       Corporation charges
       retained by the Separate
       Account...................         41,890           (31,455)            20,065          (14,634)
                                    ------------       -----------      -------------     ------------
          Increase (decrease) in
            net assets...........    (20,685,107)       16,812,841       (101,869,859)      25,238,420
NET ASSETS:
     Beginning of year...........     40,131,342        23,318,501        205,138,757      179,900,337
                                    ------------       -----------      -------------     ------------
     End of year.................   $ 19,446,235       $40,131,342      $ 103,268,898     $205,138,757
                                    ============       ===========      =============     ============




Not all investment divisions are available under all policies.


The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III










              MAINSTAY VP                   MAINSTAY VP                   MAINSTAY VP
                CAPITAL                        COMMON                     CONSERVATIVE                  MAINSTAY VP
             APPRECIATION--                   STOCK--                     ALLOCATION--                 CONVERTIBLE--
             SERVICE CLASS                 SERVICE CLASS                 SERVICE CLASS                 SERVICE CLASS
     ----------------------------- ----------------------------- ----------------------------- -----------------------------
          2008           2007           2008           2007           2008           2007           2008           2007
     -----------------------------------------------------------------------------------------------------------------------



      $   (523,000)   $  (829,112)  $   (162,645)   $  (248,364)  $ (2,091,986)  $  1,658,383   $    545,934   $    698,492
           504,376      2,266,600        (25,460)     1,524,905     (1,226,307)     1,098,604       (677,732)     1,850,150
                --             --      6,779,198      4,614,771      1,111,099      1,728,450     14,988,906      2,927,352


       (19,518,828)     3,852,545    (29,380,870)    (4,200,609)   (28,100,620)      (487,565)   (63,992,685)     7,428,248
      ------------    -----------   ------------    -----------   ------------   ------------   ------------   ------------


       (19,537,452)     5,290,033    (22,789,777)     1,690,703    (30,307,814)     3,997,872    (49,135,577)    12,904,242
      ------------    -----------   ------------    -----------   ------------   ------------   ------------   ------------


         1,739,747      3,377,740      4,161,710      8,499,498     24,129,860     31,789,563     15,409,342     14,748,397
        (2,689,200)    (3,451,561)    (2,696,253)    (3,037,809)   (11,520,919)    (6,896,667)    (6,797,390)    (5,820,986)
          (212,134)      (300,842)      (134,505)      (226,773)    (1,208,098)      (960,796)      (713,658)      (380,818)
           (78,923)       487,287        433,388      1,897,900       (545,097)     8,234,740      1,929,067      3,156,034
        (3,154,451)    (5,152,101)    (4,833,983)      (534,322)    32,182,700     35,315,239      3,808,768       (409,121)

                --             --             --             --             --       (273,924)            --             --
      ------------    -----------   ------------    -----------   ------------   ------------   ------------   ------------
        (4,394,961)    (5,039,477)    (3,069,643)     6,598,494     43,038,446     67,208,155     13,636,129     11,293,506
      ------------    -----------   ------------    -----------   ------------   ------------   ------------   ------------



            43,676        (25,197)        48,384         (9,030)        44,456        (15,716)        72,562        (54,284)
      ------------    -----------   ------------    -----------   ------------   ------------   ------------   ------------
       (23,888,737)       225,359    (25,811,036)     8,280,167     12,775,088     71,190,311    (35,426,886)    24,143,464


        51,708,872     51,483,513     62,275,944     53,995,777    117,240,121     46,049,810    122,675,529     98,532,065
      ------------    -----------   ------------    -----------   ------------   ------------   ------------   ------------
      $ 27,820,135    $51,708,872   $ 36,464,908    $62,275,944   $130,015,209   $117,240,121   $ 87,248,643   $122,675,529
      ============    ===========   ============    ===========   ============   ============   ============   ============





                                                                         MAINSTAY VP
                                            MAINSTAY VP                  HIGH YIELD                MAINSTAY VP
              MAINSTAY VP                      GROWTH                     CORPORATE                ICAP SELECT
              GOVERNMENT--                  ALLOCATION--                   BOND--                    EQUITY--
             SERVICE CLASS                 SERVICE CLASS                SERVICE CLASS             SERVICE CLASS
     ----------------------------- ----------------------------- -------------------------- -------------------------
          2008           2007           2008           2007           2008         2007         2008         2007
     ----------------------------------------------------------------------------------------------------------------



      $  2,100,287    $ 2,099,942   $   (770,468)   $  (198,073) $  30,225,559 $ 23,577,036 $ (1,521,924)$   (661,918)
         1,028,692         43,851     (1,121,870)     1,022,713     (5,982,650)   2,803,059   (1,998,700)   1,860,599
                --             --      1,795,341      3,035,682             --           --    6,292,554    2,986,540


         5,829,147        847,402    (37,603,045)       482,824   (136,995,894) (24,971,643) (84,454,876)  (2,494,700)
      ------------    -----------   ------------    -----------  ------------- ------------ ------------ ------------


         8,958,126      2,991,195    (37,700,042)     4,343,146   (112,752,985)   1,408,452  (81,682,946)   1,690,521
      ------------    -----------   ------------    -----------  ------------- ------------ ------------ ------------


        15,399,234      8,226,341     14,854,382     26,380,961     32,575,602   71,955,912   18,363,718   26,482,479
        (8,141,142)    (3,365,606)    (4,597,435)    (4,240,153)   (26,997,392) (27,453,601)  (8,215,671)  (5,227,862)
          (668,744)      (416,722)      (164,385)      (252,521)    (3,909,581)  (3,520,835)    (790,115)    (203,687)
           850,436      1,097,773      1,400,922      4,399,905        165,254   16,361,607      634,886    4,519,344
        55,902,509      4,442,863      4,770,704     12,064,137    (39,341,931) (15,258,464)  96,847,726   41,914,667


                --             --             --       (290,337)            --           --           --           --
      ------------    -----------   ------------    -----------  ------------- ------------ ------------ ------------
        63,342,293      9,984,649     16,264,188     38,061,992    (37,508,048)  42,084,619  106,840,544   67,484,941
      ------------    -----------   ------------    -----------  ------------- ------------ ------------ ------------



           (14,428)       (11,243)        71,047        (17,209)       116,267       (7,392)     124,750       (7,601)
      ------------    -----------   ------------    -----------  ------------- ------------ ------------ ------------
        72,285,991     12,964,601    (21,364,807)    42,387,929   (150,144,766)  43,485,679   25,282,348   69,167,861


        68,566,153     55,601,552     84,464,396     42,076,467    467,548,307  424,062,628  105,237,435   36,069,574
      ------------    -----------   ------------    -----------  ------------- ------------ ------------ ------------
      $140,852,144    $68,566,153   $ 63,099,589    $84,464,396  $ 317,403,541 $467,548,307 $130,519,783 $105,237,435
      ============    ===========   ============    ===========  ============= ============ ============ ============





The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the years ended December 31, 2008
and December 31, 2007




                                                                          MAINSTAY VP                         MAINSTAY VP
                                                                       INCOME & GROWTH--                INTERNATIONAL EQUITY--
                                                                         SERVICE CLASS                       SERVICE CLASS
                                                               --------------------------------    --------------------------------
                                                                    2008              2007              2008              2007
                                                               --------------------------------------------------------------------


INCREASE (DECREASE) IN NET ASSETS:
  Operations:
     Net investment income (loss)...........................         $--          $    452,981      $   (587,985)     $ (1,883,623)
     Net realized gain (loss) on investments................          --            (1,352,609)        2,793,265         6,699,372
     Realized gain distribution received....................          --             5,630,271        20,194,937        12,652,070
     Change in unrealized appreciation (depreciation)  on
       investments..........................................          --            (5,449,890)      (77,213,383)      (12,872,632)
                                                                     ---          ------------      ------------      ------------
       Net increase (decrease) in net assets resulting  from
          operations........................................          --              (719,247)      (54,813,166)        4,595,187
                                                                     ---          ------------      ------------      ------------
  Contributions and (Withdrawals):
     Payments received from policyowners....................          --             3,029,958        16,416,956        43,433,203
     Policyowners' surrenders...............................          --            (1,587,342)       (8,671,300)      (12,423,625)
     Policyowners' annuity and death benefits...............          --              (155,103)         (769,628)         (472,788)
     Net transfers from (to) Fixed Account..................          --               638,847         2,156,005         9,882,495
     Transfers between Investment Divisions.................          --           (35,132,544)      (19,758,147)       (5,947,791)
                                                                     ---          ------------      ------------      ------------
       Net contributions and (withdrawals)..................          --           (33,206,184)      (10,626,114)       34,471,494
                                                                     ---          ------------      ------------      ------------
     Increase (decrease) attributable to New York Life
       Insurance and Annuity Corporation charges retained by
       the Separate Account.................................          --                 2,214           141,016           (22,317)
                                                                     ---          ------------      ------------      ------------
          Increase (decrease) in net assets.................          --           (33,923,217)      (65,298,264)       39,044,364
NET ASSETS:
     Beginning of year......................................          --            33,923,217       201,544,841       162,500,477
                                                                     ---          ------------      ------------      ------------
     End of year............................................         $--          $         --      $136,246,577      $201,544,841
                                                                     ===          ============      ============      ============






                                                                          MAINSTAY VP                         MAINSTAY VP
                                                                           MODERATE                         MODERATE GROWTH
                                                                         ALLOCATION--                        ALLOCATION--
                                                                         SERVICE CLASS                       SERVICE CLASS
                                                               --------------------------------    --------------------------------
                                                                    2008              2007              2008              2007
                                                               --------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS:
  Operations:
     Net investment income (loss)...........................    $ (2,509,624)     $  1,517,407      $ (2,105,938)     $    793,189
     Net realized gain (loss) on investments................      (1,782,737)        1,544,526        (2,898,117)        1,392,174
     Realized gain distribution received....................       2,588,337         3,721,777         3,252,253         5,980,435
     Change in unrealized appreciation (depreciation) on
       investments..........................................     (58,800,703)        1,445,952       (76,609,207)        1,480,004
                                                                ------------      ------------      ------------      ------------
       Net increase (decrease) in net assets resulting from
          operations........................................     (60,504,727)        8,229,662       (78,361,009)        9,645,802
                                                                ------------      ------------      ------------      ------------
  Contributions and (Withdrawals):
     Payments received from policyowners....................      36,735,988        52,643,209        33,843,285        58,372,118
     Policyowners' surrenders...............................     (12,459,747)       (9,903,898)      (13,043,838)       (8,523,117)
     Policyowners' annuity and death benefits...............      (1,444,369)       (1,256,263)         (607,484)         (461,215)
     Net transfers from (to) Fixed Account..................       3,462,640        14,560,590         2,809,217        14,531,423
     Transfers between Investment Divisions.................      27,710,116        26,495,050        15,344,337        22,725,182
     Contribution (withdrawals) of seed money by New York
       Life Insurance and Annuity Corporation...............              --          (280,539)               --          (286,972)
                                                                ------------      ------------      ------------      ------------
       Net contributions and (withdrawals)..................      54,004,628        82,258,149        38,345,517        86,357,419
                                                                ------------      ------------      ------------      ------------
     Increase (decrease) attributable to New York Life
       Insurance and Annuity Corporation charges retained by
       the Separate Account.................................          99,739           (32,844)          140,438           (38,458)
                                                                ------------      ------------      ------------      ------------
          Increase (decrease) in net assets.................      (6,400,360)       90,454,967       (39,875,054)       95,964,763
NET ASSETS:
     Beginning of year......................................     183,934,888        93,479,921       199,550,074       103,585,311
                                                                ------------      ------------      ------------      ------------
     End of year............................................    $177,534,528      $183,934,888      $159,675,020      $199,550,074
                                                                ============      ============      ============      ============




Not all investment divisions are available under all policies.


The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III










              MAINSTAY VP                   MAINSTAY VP                   MAINSTAY VP                   MAINSTAY VP
               LARGE CAP                      MID CAP                       MID CAP                       MID CAP
                GROWTH--                       CORE--                       GROWTH--                      VALUE--
             SERVICE CLASS                 SERVICE CLASS                 SERVICE CLASS                 SERVICE CLASS
     ----------------------------- ----------------------------- ----------------------------- -----------------------------
          2008           2007           2008           2007           2008           2007           2008           2007
     -----------------------------------------------------------------------------------------------------------------------



      $   (807,006)   $  (598,012)  $ (1,378,442)  $ (1,515,410)  $ (1,757,828)  $ (2,224,509)  $   (280,475)  $ (1,201,998)
           333,009        891,078       (828,624)     3,862,932      2,248,974      5,989,590     (2,577,938)     4,234,358
                --             --     10,661,879     11,405,849     10,974,372     10,141,291     17,254,033     13,664,107

       (25,878,635)     6,334,725    (55,712,780)   (11,167,817)   (75,863,254)     3,383,701    (62,645,176)   (21,653,089)
      ------------    -----------   ------------   ------------   ------------   ------------   ------------   ------------

       (26,352,632)     6,627,791    (47,257,967)     2,585,554    (64,397,736)    17,290,073    (48,249,556)    (4,956,622)
      ------------    -----------   ------------   ------------   ------------   ------------   ------------   ------------

         9,408,102      8,064,080      6,293,088     18,790,548      6,573,036     14,185,951      6,301,632     17,935,453
        (2,623,303)    (2,002,334)    (4,945,043)    (5,922,883)    (6,624,506)    (7,615,759)    (6,668,685)   (10,439,867)
          (181,619)      (110,577)      (409,672)      (378,808)      (338,987)      (527,636)      (712,314)      (689,291)
         1,121,082      2,251,869        380,587      3,147,826        348,621      2,971,856       (953,674)     3,661,064
        10,658,303      4,869,869    (10,141,690)    (2,952,368)   (13,874,950)    (3,751,359)   (15,670,676)    (5,713,334)
      ------------    -----------   ------------   ------------   ------------   ------------   ------------   ------------
        18,382,565     13,072,907     (8,822,730)    12,684,315    (13,916,786)     5,263,053    (17,703,717)     4,754,025
      ------------    -----------   ------------   ------------   ------------   ------------   ------------   ------------


            48,260        (25,063)        94,148        (11,735)       139,757        (72,022)       115,148         10,264
      ------------    -----------   ------------   ------------   ------------   ------------   ------------   ------------
        (7,921,807)    19,675,635    (55,986,549)    15,258,134    (78,174,765)    22,481,104    (65,838,125)      (192,333)

        50,089,157     30,413,522    116,095,053    100,836,919    149,912,810    127,431,706    153,921,574    154,113,907
      ------------    -----------   ------------   ------------   ------------   ------------   ------------   ------------
      $ 42,167,350    $50,089,157   $ 60,108,504   $116,095,053   $ 71,738,045   $149,912,810   $ 88,083,449   $153,921,574
      ============    ===========   ============   ============   ============   ============   ============   ============






              MAINSTAY VP                   MAINSTAY VP
                S&P 500                      SMALL CAP                    MAINSTAY VP                   MAINSTAY VP
                INDEX--                       GROWTH--                   TOTAL RETURN--                   VALUE--
             SERVICE CLASS                 SERVICE CLASS                 SERVICE CLASS                 SERVICE CLASS
     ----------------------------- ----------------------------- ----------------------------- -----------------------------
          2008           2007           2008           2007           2008           2007           2008           2007
     -----------------------------------------------------------------------------------------------------------------------



      $    858,738   $   (282,780)  $   (790,514)   $(1,086,206)  $    580,268    $   226,247   $   1,885,218  $   (110,203)
         2,108,899      6,656,139     (2,076,781)     1,461,041       (242,216)     1,219,905     (12,026,180)    3,210,362
                --             --     10,507,181      5,066,617      5,155,404      3,274,857      13,849,345     9,080,567

       (89,128,705)     1,322,101    (33,123,326)    (8,767,104)   (18,329,062)    (2,065,516)     (5,659,919)  (12,013,541)
      ------------   ------------   ------------    -----------   ------------    -----------   -------------  ------------

       (86,161,068)     7,695,460    (25,483,440)    (3,325,652)   (12,835,606)     2,655,493      (1,951,536)      167,185
      ------------   ------------   ------------    -----------   ------------    -----------   -------------  ------------

         9,641,260     24,783,255      2,216,934      4,912,137      2,420,595      3,045,375       2,338,289    14,187,358
       (10,747,022)   (15,123,265)    (2,794,700)    (3,531,505)    (2,616,060)    (2,874,155)     (2,234,593)   (6,242,351)
          (896,090)      (972,715)      (291,660)      (252,061)      (374,477)      (324,137)       (102,298)     (500,336)
         1,171,574      4,768,310       (157,650)       767,128       (544,160)       773,060         239,662     2,517,492
       (11,214,312)   (12,168,378)    (3,695,616)    (4,182,852)    (2,712,974)    (3,043,738)   (102,525,926)   (5,084,648)

                --             --             --             --             --             --              --            --
      ------------   ------------   ------------    -----------   ------------    -----------   -------------  ------------
       (12,044,590)     1,287,207     (4,722,692)    (2,287,153)    (3,827,076)    (2,423,595)   (102,284,866)    4,877,515
      ------------   ------------   ------------    -----------   ------------    -----------   -------------  ------------


           183,759        (38,265)        54,409         13,355         25,562        (11,855)         16,269        (5,795)
      ------------   ------------   ------------    -----------   ------------    -----------   -------------  ------------
       (98,021,899)     8,944,402    (30,151,723)    (5,599,450)   (16,637,120)       220,043    (104,220,133)    5,038,905


       232,932,149    223,987,747     65,313,001     70,912,451     47,461,678     47,241,635     104,220,133    99,181,228
      ------------   ------------   ------------    -----------   ------------    -----------   -------------  ------------
      $134,910,250   $232,932,149   $ 35,161,278    $65,313,001   $ 30,824,558    $47,461,678   $          --  $104,220,133
      ============   ============   ============    ===========   ============    ===========   =============  ============





The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the years ended December 31, 2008
and December 31, 2007



                                                                                                            COLUMBIA SMALL
                                                                        ALGER AMERICAN                      CAP VALUE FUND,
                                                                       SMALLCAP GROWTH--                   VARIABLE SERIES--
                                                                        CLASS S SHARES                          CLASS B
                                                               --------------------------------    --------------------------------
                                                                    2008              2007              2008              2007
                                                               --------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS:
  Operations:
     Net investment income (loss)...........................    $   (700,122)      $  (983,751)     $   (445,642)      $  (677,085)
     Net realized gain (loss) on investments................       2,700,496         3,719,715        (2,695,435)        1,778,503
     Realized gain distribution received....................         647,888                --         5,107,539         5,731,242
     Change in unrealized appreciation (depreciation) on
       investments..........................................     (30,715,331)        6,084,778       (15,716,563)       (8,986,242)
                                                                ------------       -----------      ------------       -----------
       Net increase (decrease) in net assets resulting from
          operations........................................     (28,067,069)        8,820,742       (13,750,101)       (2,153,582)
                                                                ------------       -----------      ------------       -----------
  Contributions and (Withdrawals):
     Payments received from policyowners....................       1,020,441         6,136,073         2,700,681         8,082,516
     Policyowners' surrenders...............................      (2,625,864)       (3,452,074)       (2,742,344)       (3,383,640)
     Policyowners' annuity and death benefits...............        (139,058)          (70,976)         (211,980)         (167,214)
     Net transfers from (to) Fixed Account..................        (589,930)          970,090           145,470         1,586,402
     Transfers between Investment Divisions.................      (4,887,610)       (4,657,831)       (4,001,087)       (5,119,651)
                                                                ------------       -----------      ------------       -----------
       Net contributions and (withdrawals)..................      (7,222,021)       (1,074,718)       (4,109,260)          998,413
                                                                ------------       -----------      ------------       -----------
     Increase (decrease) attributable to New York Life
       Insurance and Annuity Corporation charges retained by
       the Separate Account.................................          64,065           (32,263)           30,104             7,755
                                                                ------------       -----------      ------------       -----------
          Increase (decrease) in net assets.................     (35,225,025)        7,713,761       (17,829,257)       (1,147,414)
NET ASSETS:
     Beginning of year......................................      64,037,340        56,323,579        49,766,125        50,913,539
                                                                ------------       -----------      ------------       -----------
     End of year............................................    $ 28,812,315       $64,037,340      $ 31,936,868       $49,766,125
                                                                ============       ===========      ============       ===========








                                                                      JANUS ASPEN SERIES                  JANUS ASPEN SERIES
                                                                          BALANCED--                      WORLDWIDE GROWTH--
                                                                        SERVICE SHARES                      SERVICE SHARES
                                                               --------------------------------    --------------------------------
                                                                    2008              2007              2008              2007
                                                               --------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS:
  Operations:
     Net investment income (loss)...........................    $  1,051,640      $    871,269      $   (154,803)      $  (344,134)
     Net realized gain (loss) on investments................       1,178,867         2,169,091           259,286         1,205,454
     Realized gain distribution received....................       7,991,346                --                --                --
     Change in unrealized appreciation (depreciation) on
       investments..........................................     (32,492,169)        5,959,978       (17,953,064)        1,495,676
                                                                ------------      ------------      ------------       -----------
       Net increase (decrease) in net assets resulting from
          operations........................................     (22,270,316)        9,000,338       (17,848,581)        2,356,996
                                                                ------------      ------------      ------------       -----------
  Contributions and (Withdrawals):
     Payments received from policyowners....................      13,051,442        13,282,294         3,190,196         5,505,221
     Policyowners' surrenders...............................      (6,686,306)       (6,536,395)       (1,974,200)       (1,840,465)
     Policyowners' annuity and death benefits...............        (833,538)         (704,427)          (58,781)         (137,298)
     Net transfers from (to) Fixed Account..................       2,548,051         3,300,060           391,680           793,803
     Transfers between Investment Divisions.................      (1,336,574)         (648,071)         (392,559)         (413,780)
                                                                ------------      ------------      ------------       -----------
       Net contributions and (withdrawals)..................       6,743,075         8,693,461         1,156,336         3,907,481
                                                                ------------      ------------      ------------       -----------
     Increase (decrease) attributable to New York Life
       Insurance and Annuity Corporation charges retained by
       the Separate Account.................................          45,063           (37,349)           36,187           (12,340)
                                                                ------------      ------------      ------------       -----------
          Increase (decrease) in net assets.................     (15,482,178)       17,656,450       (16,656,058)        6,252,137
NET ASSETS:
     Beginning of year......................................     118,883,331       101,226,881        37,816,543        31,564,406
                                                                ------------      ------------      ------------       -----------
     End of year............................................    $103,401,153      $118,883,331      $ 21,160,485       $37,816,543
                                                                ============      ============      ============       ===========




Not all investment divisions are available under all policies.


The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III










               DREYFUS IP                                               FIDELITY(R) VIP
               TECHNOLOGY                 FIDELITY(R) VIP                   EQUITY-                   FIDELITY(R) VIP
                GROWTH--                  CONTRAFUND(R)--                   INCOME--                     MID CAP--
             SERVICE SHARES               SERVICE CLASS 2               SERVICE CLASS 2               SERVICE CLASS 2
     ----------------------------- ----------------------------- ----------------------------- -----------------------------
          2008           2007           2008           2007           2008           2007           2008           2007
     -----------------------------------------------------------------------------------------------------------------------



      $   (372,894)   $  (416,631)  $  (2,053,644) $ (2,311,104)  $  1,011,375   $    249,505   $  (2,238,479) $ (2,165,952)
          (247,001)       567,188      (4,560,287)    5,761,653     (6,934,906)     2,166,963      (2,956,953)    7,240,752
                --             --       8,149,254    83,709,146        147,439     15,039,457      29,825,862    18,545,789

       (12,341,084)     3,037,210    (157,178,663)  (43,118,863)   (69,987,855)   (18,940,056)   (109,785,221)    2,566,118
      ------------    -----------   -------------  ------------   ------------   ------------   -------------  ------------

       (12,960,979)     3,187,767    (155,643,340)   44,040,832    (75,763,947)    (1,484,131)    (85,154,791)   26,186,707
      ------------    -----------   -------------  ------------   ------------   ------------   -------------  ------------

         2,287,426      3,202,832      30,830,388    53,471,840     10,703,412     30,601,679      12,864,294    22,051,109
        (1,534,005)    (1,699,773)    (15,027,030)  (14,789,150)    (8,093,795)    (9,903,327)    (13,354,771)  (16,715,204)
          (100,791)      (110,825)     (1,365,449)   (1,244,045)      (833,677)      (702,012)     (1,127,902)     (840,487)
           530,025        551,810       7,319,575    12,268,340        427,725      6,223,957       2,374,735     5,385,413
          (355,921)      (563,638)    (10,257,161)   (7,499,684)   (10,916,393)    (2,441,876)    (13,110,857)   (8,972,809)
      ------------    -----------   -------------  ------------   ------------   ------------   -------------  ------------
           826,734      1,380,406      11,500,323    42,207,301     (8,712,728)    23,778,421     (12,354,501)      908,022
      ------------    -----------   -------------  ------------   ------------   ------------   -------------  ------------


            30,022        (14,248)        322,807      (183,845)       161,470         (3,539)        160,874      (102,850)
      ------------    -----------   -------------  ------------   ------------   ------------   -------------  ------------
       (12,104,223)     4,553,925    (143,820,210)   86,064,288    (84,315,205)    22,290,751     (97,348,418)   26,991,879

        29,558,906     25,004,981     346,660,314   260,596,026    177,610,871    155,320,120     218,450,422   191,458,543
      ------------    -----------   -------------  ------------   ------------   ------------   -------------  ------------
      $ 17,454,683    $29,558,906   $ 202,840,104  $346,660,314   $ 93,295,666   $177,610,871   $ 121,102,004  $218,450,422
      ============    ===========   =============  ============   ============   ============   =============  ============





                                                                                                         NEUBERGER
                                                                                                         BERMAN AMT
                                                                                                          MID-CAP
            MFS(R) INVESTORS              MFS(R) RESEARCH               MFS(R) UTILITIES                   GROWTH
             TRUST SERIES--                   SERIES--                      SERIES--                    PORTFOLIO--
             SERVICE CLASS                 SERVICE CLASS                 SERVICE CLASS                    CLASS S
     ----------------------------- ----------------------------- ----------------------------- -----------------------------
          2008           2007           2008           2007           2008           2007           2008           2007
     -----------------------------------------------------------------------------------------------------------------------



       $   (74,352)   $  (72,948)    $  (115,789)   $  (104,676)  $    (944,796) $ (3,426,618)  $   (443,181)   $  (422,605)
           111,455       185,187         313,391        450,228       6,435,805    10,124,464        426,284      2,207,137
           501,600        61,124              --             --      72,296,155    27,977,178             --             --

        (3,453,524)      412,305      (4,196,109)       666,882    (287,591,775)   59,027,569    (16,238,759)     2,555,112
       -----------    ----------     -----------    -----------   -------------  ------------   ------------    -----------

        (2,914,821)      585,668      (3,998,507)     1,012,434    (209,804,611)   93,702,593    (16,255,656)     4,339,644
       -----------    ----------     -----------    -----------   -------------  ------------   ------------    -----------

         1,011,405       787,187         806,169      1,160,955      43,166,199    84,815,493      2,809,529      5,663,425
          (374,054)     (368,657)       (522,159)      (580,994)    (34,601,339)  (29,908,137)    (2,083,420)    (1,719,930)
          (142,674)      (25,702)        (82,266)       (48,623)     (2,680,865)   (1,920,181)      (185,052)       (83,677)
           157,965       195,747         179,731        356,620       3,722,620    20,778,074        550,819        907,614
          (143,296)       69,582        (429,937)      (125,230)    (34,143,914)   43,937,128       (546,644)     7,589,606
       -----------    ----------     -----------    -----------   -------------  ------------   ------------    -----------
           509,346       658,157         (48,462)       762,728     (24,537,299)  117,702,377        545,232     12,357,038
       -----------    ----------     -----------    -----------   -------------  ------------   ------------    -----------


             5,961        (2,341)          8,507         (4,190)        408,928      (282,255)        33,721        (17,830)
       -----------    ----------     -----------    -----------   -------------  ------------   ------------    -----------
        (2,399,514)    1,241,484      (4,038,462)     1,770,972    (233,932,982)  211,122,715    (15,676,703)    16,678,852

         8,024,943     6,783,459      10,605,535      8,834,563     533,678,329   322,555,614     35,088,771     18,409,919
       -----------    ----------     -----------    -----------   -------------  ------------   ------------    -----------
       $ 5,625,429    $8,024,943     $ 6,567,073    $10,605,535   $ 299,745,347  $533,678,329   $ 19,412,068    $35,088,771
       ===========    ==========     ===========    ===========   =============  ============   ============    ===========





The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the years ended December 31, 2008
and December 31, 2007



                                                                                                              VAN KAMPEN
                                                                         T. ROWE PRICE                       UIF EMERGING
                                                                         EQUITY INCOME                     MARKETS EQUITY--
                                                                         PORTFOLIO--II                         CLASS II
                                                               --------------------------------    --------------------------------
                                                                    2008              2007              2008              2007
                                                               --------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS:
  Operations:
     Net investment income (loss)...........................    $  1,030,438      $   (109,396)     $  (1,789,445)    $ (1,336,757)
     Net realized gain (loss) on investments................      (2,073,195)        3,716,757            164,640       10,044,630
     Realized gain distribution received....................       5,529,793        13,036,401         35,485,556       13,028,309
     Change in unrealized appreciation (depreciation) on
       investments..........................................     (82,695,079)      (14,371,305)      (124,684,528)      15,982,610
                                                                ------------      ------------      -------------     ------------
       Net increase (decrease) in net assets resulting from
          operations........................................     (78,208,043)        2,272,457        (90,823,777)      37,718,792
                                                                ------------      ------------      -------------     ------------
  Contributions and (Withdrawals):
     Payments received from policyowners....................      12,022,966        33,739,055         17,070,107       28,349,921
     Policyowners' surrenders...............................      (9,540,473)      (12,902,701)        (6,764,609)      (5,921,441)
     Policyowners' annuity and death benefits...............      (1,121,317)       (1,265,614)          (340,395)        (221,533)
     Net transfers from (to) Fixed Account..................       2,042,392         7,493,567          3,239,441        4,445,105
     Transfers between Investment Divisions.................     (18,540,127)       (5,797,800)        (7,690,919)      (2,525,258)
                                                                ------------      ------------      -------------     ------------
       Net contributions and (withdrawals)..................     (15,136,559)       21,266,507          5,513,625       24,126,794
                                                                ------------      ------------      -------------     ------------
     Increase (decrease) attributable to New York Life
       Insurance and Annuity Corporation charges retained by
       the Separate Account.................................         174,955           (18,823)           190,483         (164,016)
                                                                ------------      ------------      -------------     ------------
          Increase (decrease) in net assets.................     (93,169,647)       23,520,141        (85,119,669)      61,681,570
NET ASSETS:
     Beginning of year......................................     218,064,315       194,544,174        152,222,919       90,541,349
                                                                ------------      ------------      -------------     ------------
     End of year............................................    $124,894,668      $218,064,315      $  67,103,250     $152,222,919
                                                                ============      ============      =============     ============







                                               VICTORY VIF
                                               DIVERSIFIED
                                                 STOCK--
                                             CLASS A SHARES
                                    --------------------------------
                                         2008              2007
                                    --------------------------------

INCREASE (DECREASE) IN NET
  ASSETS:
  Operations:
     Net investment income
       (loss)....................    $   (162,798)      $  (214,024)
     Net realized gain (loss) on
       investments...............        (294,014)          958,409
     Realized gain distribution
       received..................       3,526,720         1,946,548
     Change in unrealized
       appreciation
       (depreciation) on
       investments...............     (13,419,638)         (780,172)
                                     ------------       -----------
       Net increase (decrease) in
          net assets resulting
          from operations........     (10,349,730)        1,910,761
                                     ------------       -----------
  Contributions and
     (Withdrawals):
     Payments received from
       policyowners..............       2,105,945         2,033,306
     Policyowners' surrenders....      (1,503,474)       (2,212,976)
     Policyowners' annuity and
       death benefits............        (104,728)           (1,334)
     Net transfers from (to)
       Fixed Account.............         595,990           580,412
     Transfers between Investment
       Divisions.................         877,783           391,510
                                     ------------       -----------
       Net contributions and
          (withdrawals)..........       1,971,516           790,918
                                     ------------       -----------
     Increase (decrease)
       attributable to New York
       Life Insurance and Annuity
       Corporation charges
       retained by the Separate
       Account...................          19,347            (7,033)
                                     ------------       -----------
          Increase (decrease) in
            net assets...........      (8,358,867)        2,694,646
NET ASSETS:
     Beginning of year...........      25,558,803        22,864,157
                                     ------------       -----------
     End of year.................    $ 17,199,936       $25,558,803
                                     ============       ===========




Not all investment divisions are available under all policies.


The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III








                      (THIS PAGE INTENTIONALLY LEFT BLANK)

NOTES TO FINANCIAL STATEMENTS

NOTE 1--Organization and Accounting Policies:

--------------------------------------------------------------------------------

NYLIAC Variable Annuity Separate Account-III ("Separate Account") was established on November 30, 1994, under Delaware law by New York Life Insurance and Annuity Corporation ("NYLIAC"), a wholly-owned subsidiary of New York Life Insurance Company. The Separate Account funds Series I policies (New York Life Variable Annuity, New York Life Flexible Premium Variable Annuity and New York Life Plus Variable Annuity), Series II policies (New York Life Access Variable Annuity), Series III policies (New York Life Premium Plus Variable Annuity), Series IV policies (New York Life Essentials Variable Annuity and New York Life Plus II Variable Annuity), Series V policies (New York Life Select Variable Annuity) and Series VI policies (New York Life Premium Plus II Variable Annuity). Effective December 4, 2006, sales of the New York Life Variable Annuity and New York Life Plus Variable Annuity were discontinued. Sales of the Series II policies formerly known as MainStay Access Variable Annuity were discontinued effective October 14, 2002.

     The Separate Account was established to receive and invest premium payments under Non-Qualified Deferred and Tax-Qualified Deferred Flexible Premium Variable Annuity Policies issued by NYLIAC. The Non-Qualified policies are designed to establish retirement benefits to provide individuals with supplemental retirement income. The Qualified policies are designed to establish retirement benefits for individuals who participate in tax-qualified pension, profit sharing or annuity plans. The policies are distributed by NYLIFE Distributors LLC and sold by registered representatives of NYLIFE Securities LLC and certain banking and financial institutions that have entered into selling agreements with NYLIAC and registered representatives of unaffiliated broker-dealers. NYLIFE Securities LLC is a wholly-owned subsidiary of NYLIFE LLC and NYLIFE Distributors LLC is a wholly-owned subsidiary of New York Life Investment Management Holdings LLC ("NYLIM Holdings"). NYLIFE LLC and NYLIM Holdings are both wholly-owned subsidiaries of New York Life Insurance Company. The Separate Account is registered under the Investment Company Act of 1940, as amended, as a unit investment trust.

     The assets of the Separate Account, which are currently all in the accumulation phase, are invested in shares of eligible portfolios of the MainStay VP Series Fund, Inc., the Alger American Fund, the Calvert Variable Series, Inc., the Columbia Funds Variable Insurance Trust, the Dreyfus Investment Portfolios, the Fidelity Variable Insurance Products Fund, the Janus Aspen Series, the MFS(R) Variable Insurance Trust(SM), the Neuberger Berman Advisers Management Trust, the Royce Capital Fund, the T. Rowe Price Equity Series, Inc., the Van Eck Worldwide Insurance Trust, the Universal Institutional Funds, Inc. and the Victory Variable Insurance Funds (collectively, "Funds"). These assets are clearly identified and distinguished from the other assets and liabilities of NYLIAC. These assets are the property of NYLIAC; however, the portion of the assets attributable to the policies will not be charged with liabilities arising out of any other business NYLIAC may conduct. The Fixed Account and the Dollar Cost Averaging Advantage Plan Accounts represent the general assets of NYLIAC. NYLIAC's Fixed Account and the Dollar Cost Averaging Advantage Plan Accounts may be charged with liabilities arising out of other business NYLIAC may conduct.

     New York Life Investment Management LLC ("NYLIM"), a wholly-owned subsidiary of NYLIM Holdings, provides investment advisory services to the MainStay VP Series Fund, Inc. for a fee. NYLIM retains several sub-advisers, including MacKay Shields LLC, a wholly-owned subsidiary of NYLIM Holdings, Institutional Capital LLC, a wholly-owned subsidiary of NYLIM Holdings, Lord, Abbett & Co. LLC and Winslow Capital Management Inc., to provide investment advisory services to certain portfolios of the MainStay VP Series Fund, Inc. Effective January 2, 2009, Madison Square Advisors LLC ("MSI") was added as a subadviser. The firm was established in January 2009 as an independent investment adviser and previously operated as an investment management division of NYLIM. MSI is a wholly-owned subsidiary of NYLIM Holdings LLC.

     The MainStay VP Cash Management, CVS Calvert Social Balanced Portfolio, Royce Micro-Cap Portfolio--Investment Class, Royce Small-Cap Portfolio--Investment Class and the Van Eck Worldwide Hard Assets offer one class of shares under this Separate Account which are presented within the initial class section. The MainStay VP Balanced--Service Class, MainStay VP Conservative Allocation--Service Class, MainStay VP Floating Rate--Service Class, MainStay VP Growth Allocation--Service Class, MainStay VP Moderate Allocation--Service Class, MainStay VP Moderate Growth Allocation--Service Class, Columbia Small Cap Value Fund, Variable Series--Class B, Fidelity(R) VIP Mid Cap--Service Class 2 and Victory VIF Diversified Stock--Class A Shares offer one class of shares under this Separate Account which are presented within the service class section.

     The following Investment Divisions, with their respective fund portfolios, are available in this Separate Account:

MainStay VP Bond--Initial Class
MainStay VP Capital Appreciation--Initial Class
MainStay VP Cash Management
MainStay VP Common Stock--Initial Class
MainStay VP Convertible--Initial Class
MainStay VP Developing Growth--Initial Class
MainStay VP Government--Initial Class
MainStay VP High Yield Corporate Bond--Initial Class
MainStay VP ICAP Select Equity--Initial Class(1)
MainStay VP International Equity--Initial Class
MainStay VP Large Cap Growth--Initial Class
MainStay VP Mid Cap Core--Initial Class
MainStay VP Mid Cap Growth--Initial Class
MainStay VP Mid Cap Value--Initial Class
MainStay VP S&P 500 Index--Initial Class
MainStay VP Small Cap Growth--Initial Class
MainStay VP Total Return--Initial Class
Alger American SmallCap Growth--Class O Shares(2)
CVS Calvert Social Balanced Portfolio
Dreyfus IP Technology Growth--Initial Shares
Fidelity(R) VIP Contrafund(R)--Initial Class
Fidelity(R) VIP Equity-Income--Initial Class
Janus Aspen Series Balanced--Institutional Shares
Janus Aspen Series Worldwide Growth--Institutional Shares
MFS(R) Investors Trust Series--Initial Class
MFS(R) Research Series--Initial Class
MFS(R) Utilities Series--Initial Class
Neuberger Berman AMT Mid-Cap Growth Portfolio--Class I
Royce Micro-Cap Portfolio--Investment Class
Royce Small-Cap Portfolio--Investment Class
T. Rowe Price Equity Income Portfolio

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III



--------------------------------------------------------------------------------

Van Eck Worldwide Hard Assets
Van Kampen UIF Emerging Markets Equity--Class I
MainStay VP Balanced--Service Class
MainStay VP Bond--Service Class
MainStay VP Capital Appreciation--Service Class
MainStay VP Common Stock--Service Class
MainStay VP Conservative Allocation--Service Class
MainStay VP Convertible--Service Class
MainStay VP Developing Growth--Service Class
MainStay VP Floating Rate--Service Class
MainStay VP Government--Service Class
MainStay VP Growth Allocation--Service Class
MainStay VP High Yield Corporate Bond--Service Class
MainStay VP ICAP Select Equity--Service Class(3)
MainStay VP International Equity--Service Class
MainStay VP Large Cap Growth--Service Class
MainStay VP Mid Cap Core--Service Class
MainStay VP Mid Cap Growth--Service Class
MainStay VP Mid Cap Value--Service Class
MainStay VP Moderate Allocation--Service Class
MainStay VP Moderate Growth Allocation--Service Class
MainStay VP S&P 500 Index--Service Class
MainStay VP Small Cap Growth--Service Class
MainStay VP Total Return--Service Class
Alger American SmallCap Growth--Class S Shares(4)
Columbia Small Cap Value Fund, Variable Series--Class B
Dreyfus IP Technology Growth--Service Shares
Fidelity(R) VIP Contrafund(R)--Service Class 2
Fidelity(R) VIP Equity-Income--Service Class 2
Fidelity(R) VIP Mid Cap--Service Class 2
Janus Aspen Series Balanced--Service Shares
Janus Aspen Series Worldwide Growth--Service Shares
MFS(R) Investors Trust Series--Service Class
MFS(R) Research Series--Service Class
MFS(R) Utilities Series--Service Class
Neuberger Berman AMT Mid-Cap Growth Portfolio--Class S
T. Rowe Price Equity Income Portfolio--II
Van Kampen UIF Emerging Markets Equity--Class II
Victory VIF Diversified Stock--Class A Shares

     Not all investment divisions are available under all policies.

     For all policies within Series I, III, IV, V and VI, initial premium payments are allocated to the Investment Divisions, Fixed Account(s) and/or Dollar Cost Averaging Advantage Plan Accounts (where available) within two Business Days after receipt. For Series IV policies, there are two Fixed Accounts available, a one-year and a three-year Fixed Account. For Series I, III, IV, V and VI, subsequent premium payments are allocated to the Investment Divisions, one year Fixed Account, three year Fixed Account (where available), and/or Dollar Cost Averaging Plan Accounts (where available) at the close of the Business Day they are received. For Series II policies, formerly known as LifeStages(R) Access Variable Annuity, subsequent premium payments are not permitted for policies purchased prior to November 15, 2004. For Series II policies, formerly known as MainStay Access Variable Annuity, subsequent premium payments are not permitted. In those states where NYLIAC offers a single premium version of the Series III and VI policies, only one premium payment is allowed. In those states where NYLIAC offers a modified version of the Series IV and V policies, subsequent premium payments are allowed only during the first policy year. In addition, for Series I, II, III, V and VI policies, the policyowner has the option to transfer amounts between the Investment Divisions of the Separate Account and the Fixed Account of NYLIAC subject to certain restrictions. For Series IV policies, the policyowner has the option to transfer amounts between the Investment divisions of the Separate Account and the one-year Fixed Account of NYLIAC. On the accompanying statement of changes in net assets, all references to the Fixed Account include the Fixed Account and the Dollar Cost Averaging Advantage Accounts.

     No Federal income tax is payable on investment income or capital gains of the Separate Account under current Federal income tax law.

     Security Valuation--The investments are valued at the net asset value of shares of the respective Fund portfolios.

     Security Transactions--Realized gains and losses from security transactions are reported on the identified cost basis. Security transactions are accounted for as of the date the securities are purchased or sold (trade date).

     Distributions Received--Dividend income and capital gain distributions are recorded on the ex-dividend date and reinvested in the corresponding portfolio.

     In September 2006, the Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("SFAS 157"). SFAS 157 defines fair value, establishes a consistent framework for measuring fair value, establishes a three-level fair value hierarchy based on the observability of inputs used to measure fair value, and requires enhanced disclosures about fair value measurements. The Company adopted SFAS 157 on January 1, 2008 and applied the provisions prospectively to financial assets that are required to be measured at fair value under existing U.S. GAAP. The adoption resulted in additional disclosures as required by the pronouncement but no change in our fair value calculation methodologies. Accordingly, the adoption had no impact on our financial condition or results of operations.

     SFAS 157 defines fair value as the price that would be received to sell an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. SFAS 157 also establishes a fair value hierarchy that requires an entity to

--------------------------------------------------------------------------------


maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value, and identifies three levels of inputs that may be used to measure fair value:

          Level 1--Quoted prices for identical instruments in active markets. Level 1 fair values generally are supported by market transactions that occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

          Level 2--Observable inputs other than Level 1 prices, such as quoted prices for similar instruments, quoted prices in markets that are not active, and inputs to model-derived valuations that are directly observable or can be corroborated by observable market data for substantially the full term of the asset.

          Level 3--Unobservable inputs supported by little or no market activity and often requiring significant management judgment or estimation, such as an entity's own assumptions about the cash flows or other significant components of value that market participants would use in pricing the asset or liability.

     The fair values of all the investments in the respective Fund Portfolios listed above, are at net asset values and the investments are considered actively traded and fall within Level 1.

     The amounts shown as net receivable from (payable to) NYLIAC on the Statement of Assets and Liabilities reflect transactions that occurred on the last business day of the reporting period. These amounts will be deposited to or withdrawn from the separate account in accordance with the policyowners' instructions on the first business day subsequent to the close of the period presented.

     The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

-------

(1) The MainStay VP Value--Initial Class portfolio merged with and into the MainStay VP ICAP Select Equity--Initial Class portfolio on May 16, 2008.

(2) New allocations to Alger American SmallCap Growth--Class O Shares investment division will not be accepted from policyowners who were not invested in the investment division as of June 1, 2007 (formerly known as Alger American Small Capitalization).

(3) The MainStay VP Value--Service Class portfolio merged with and into the MainStay VP ICAP Select Equity--Service Class portfolio on May 16, 2008.

(4) New allocations to Alger American Small Cap Growth--Class S Shares investment division will not be accepted from policyowners who were not invested in the investment division as of June 1, 2007 (formerly known as Alger American Small Capitalization).

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

NOTE 2--Investments (in 000's):

--------------------------------------------------------------------------------

At December 31, 2008, the investments of the Separate Account are as follows:





                                              MAINSTAY VP
                            MAINSTAY VP         CAPITAL         MAINSTAY VP       MAINSTAY VP
                              BOND--        APPRECIATION--         CASH         COMMON STOCK--
                           INITIAL CLASS     INITIAL CLASS      MANAGEMENT       INITIAL CLASS
                          --------------------------------------------------------------------


Number of shares.......         9,976             6,540           526,797             9,045

Identified cost........      $136,779          $155,613          $526,808          $168,974







                            MAINSTAY VP       MAINSTAY VP       MAINSTAY VP       MAINSTAY VP
                              MID CAP           MID CAP           MID CAP           S&P 500
                              CORE--           GROWTH--           VALUE--           INDEX--
                           INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS
                          --------------------------------------------------------------------


Number of shares.......         4,386             5,120             9,139            11,785

Identified cost........       $55,676           $61,329           $98,652          $290,552



Investment activity for the year ended December 31, 2008 was as follows:





                                              MAINSTAY VP
                            MAINSTAY VP         CAPITAL         MAINSTAY VP       MAINSTAY VP
                              BOND--        APPRECIATION--         CASH         COMMON STOCK--
                           INITIAL CLASS     INITIAL CLASS      MANAGEMENT       INITIAL CLASS
                          --------------------------------------------------------------------


Purchases..............       $23,386           $ 1,948          $410,477           $23,778

Proceeds from sales....        41,294            39,642           165,043            41,628







                            MAINSTAY VP       MAINSTAY VP       MAINSTAY VP       MAINSTAY VP
                              MID CAP           MID CAP           MID CAP           S&P 500
                              CORE--           GROWTH--           VALUE--           INDEX--
                           INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS
                          --------------------------------------------------------------------


Purchases..............       $ 7,932           $ 7,582           $15,339           $ 9,896

Proceeds from sales....        16,043            22,357            30,525            82,554



Not all investment divisions are available under all policies.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III



--------------------------------------------------------------------------------


                                                              MAINSTAY VP
                          MAINSTAY VP                         HIGH YIELD        MAINSTAY VP       MAINSTAY VP       MAINSTAY VP
        MAINSTAY VP       DEVELOPING        MAINSTAY VP        CORPORATE        ICAP SELECT      INTERNATIONAL       LARGE CAP
       CONVERTIBLE--       GROWTH--        GOVERNMENT--         BOND--           EQUITY--          EQUITY--          GROWTH--
       INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS
      --------------------------------------------------------------------------------------------------------------------------


           12,551             2,347            11,588            43,619            17,600             6,226             4,299

         $126,090           $22,551          $127,412          $411,670          $242,558           $93,771           $52,023






                                                                 ALGER                                              FIDELITY(R)
        MAINSTAY VP                                            AMERICAN         CVS CALVERT       DREYFUS IP            VIP
         SMALL CAP        MAINSTAY VP       MAINSTAY VP        SMALLCAP           SOCIAL          TECHNOLOGY          CONTRA-
         GROWTH--       TOTAL RETURN--        VALUE--          GROWTH--          BALANCED          GROWTH--          FUND(R)--
       INITIAL CLASS     INITIAL CLASS     INITIAL CLASS    CLASS O SHARES       PORTFOLIO      INITIAL SHARES     INITIAL CLASS
      --------------------------------------------------------------------------------------------------------------------------


            4,221             8,090              --               1,818            18,757             1,350            12,121

          $36,480          $129,183             $--             $32,811           $34,139           $12,161          $310,249








                                                              MAINSTAY VP
                          MAINSTAY VP                         HIGH YIELD        MAINSTAY VP       MAINSTAY VP       MAINSTAY VP
        MAINSTAY VP       DEVELOPING        MAINSTAY VP        CORPORATE        ICAP SELECT      INTERNATIONAL       LARGE CAP
       CONVERTIBLE--       GROWTH--        GOVERNMENT--         BOND--           EQUITY--          EQUITY--          GROWTH--
       INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS
      --------------------------------------------------------------------------------------------------------------------------


          $23,870           $8,671            $44,884          $ 55,492          $193,403           $15,239           $10,644

           30,286            8,744             27,814           134,242            37,214            28,726            16,599






                                                                 ALGER                                              FIDELITY(R)
        MAINSTAY VP                                            AMERICAN         CVS CALVERT       DREYFUS IP            VIP
         SMALL CAP        MAINSTAY VP       MAINSTAY VP        SMALLCAP           SOCIAL          TECHNOLOGY          CONTRA-
         GROWTH--       TOTAL RETURN--        VALUE--          GROWTH--          BALANCED          GROWTH--          FUND(R)--
       INITIAL CLASS     INITIAL CLASS     INITIAL CLASS    CLASS O SHARES       PORTFOLIO      INITIAL SHARES     INITIAL CLASS
      --------------------------------------------------------------------------------------------------------------------------


          $7,374            $19,405          $ 30,734           $ 1,472           $3,871            $2,051            $17,640

           9,139             33,371           201,754            15,487            7,933             5,426             69,816

--------------------------------------------------------------------------------







                                                                JANUS ASPEN
                            FIDELITY(R)       JANUS ASPEN         SERIES            MFS(R)
                                VIP             SERIES           WORLDWIDE         INVESTORS
                              EQUITY-         BALANCED--         GROWTH--            TRUST
                             INCOME--        INSTITUTIONAL     INSTITUTIONAL       SERIES--
                           INITIAL CLASS        SHARES            SHARES         INITIAL CLASS
                          --------------------------------------------------------------------


Number of shares.......         6,439            11,719             3,943               850

Identified cost........      $146,229          $276,471          $128,984           $14,982











                            VAN KAMPEN
                           UIF EMERGING
                              MARKETS
                             EQUITY--
                              CLASS I
                          --------------


Number of shares.......         5,495

Identified cost........       $90,807









                                                                JANUS ASPEN
                            FIDELITY(R)       JANUS ASPEN         SERIES            MFS(R)
                                VIP             SERIES           WORLDWIDE         INVESTORS
                              EQUITY-         BALANCED--         GROWTH--            TRUST
                             INCOME--        INSTITUTIONAL     INSTITUTIONAL       SERIES--
                           INITIAL CLASS        SHARES            SHARES         INITIAL CLASS
                          --------------------------------------------------------------------


Purchases..............       $ 5,103           $35,409           $ 3,955           $2,411

Proceeds from sales....        40,510            81,631            29,990            5,120











                            VAN KAMPEN
                           UIF EMERGING
                              MARKETS
                             EQUITY--
                              CLASS I
                          --------------


Purchases..............       $30,814

Proceeds from sales....        28,003



Not all investment divisions are available under all policies.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III



--------------------------------------------------------------------------------


                                             NEUBERGER
                                              BERMAN             ROYCE             ROYCE
          MFS(R)            MFS(R)          AMT MID-CAP        MICRO-CAP         SMALL-CAP       T. ROWE PRICE
         RESEARCH          UTILITIES          GROWTH          PORTFOLIO--       PORTFOLIO--         EQUITY            VAN ECK
         SERIES--          SERIES--         PORTFOLIO--       INVESTMENT        INVESTMENT          INCOME           WORLDWIDE
       INITIAL CLASS     INITIAL CLASS        CLASS I            CLASS             CLASS           PORTFOLIO        HARD ASSETS
      --------------------------------------------------------------------------------------------------------------------------


            1,032              181               188              6,438             5,929             6,587            11,500

          $14,742           $5,197            $3,577            $76,639           $57,928          $139,831          $368,346








                                             NEUBERGER
                                              BERMAN             ROYCE             ROYCE
          MFS(R)            MFS(R)          AMT MID-CAP        MICRO-CAP         SMALL-CAP       T. ROWE PRICE
         RESEARCH          UTILITIES          GROWTH          PORTFOLIO--       PORTFOLIO--         EQUITY            VAN ECK
         SERIES--          SERIES--         PORTFOLIO--       INVESTMENT        INVESTMENT          INCOME        WORLDWIDE HARD
       INITIAL CLASS     INITIAL CLASS        CLASS I            CLASS             CLASS           PORTFOLIO          ASSETS
      --------------------------------------------------------------------------------------------------------------------------


          $  566            $2,018            $  201            $21,032           $22,924           $11,962          $151,366

           5,272             1,871             1,817              9,413             9,255            43,818           100,663

--------------------------------------------------------------------------------








                                                                     MAINSTAY VP       MAINSTAY VP
                                 MAINSTAY VP       MAINSTAY VP         CAPITAL           COMMON
                                 BALANCED--          BOND--        APPRECIATION--        STOCK--
                                SERVICE CLASS     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS
                               --------------------------------------------------------------------


Number of shares............        10,044             9,032             1,694             3,043

Identified cost.............      $109,260          $123,513           $36,926           $60,985







                                 MAINSTAY VP       MAINSTAY VP       MAINSTAY VP       MAINSTAY VP
                                 ICAP SELECT      INTERNATIONAL       LARGE CAP          MID CAP
                                  EQUITY--          EQUITY--          GROWTH--           CORE--
                                SERVICE CLASS     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS
                               --------------------------------------------------------------------


Number of shares............        15,639            12,159             4,622             8,565

Identified cost.............      $211,440          $191,102           $59,084          $112,528










                                                                     MAINSTAY VP       MAINSTAY VP
                                 MAINSTAY VP       MAINSTAY VP         CAPITAL           COMMON
                                 BALANCED--          BOND--        APPRECIATION--        STOCK--
                                SERVICE CLASS     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS
                               --------------------------------------------------------------------


Purchases...................       $ 5,407           $48,073           $2,677            $12,418

Proceeds from sales.........        31,063            26,553            7,702              8,994







                                 MAINSTAY VP       MAINSTAY VP       MAINSTAY VP       MAINSTAY VP
                                 ICAP SELECT      INTERNATIONAL       LARGE CAP          MID CAP
                                  EQUITY--          EQUITY--          GROWTH--           CORE--
                                SERVICE CLASS     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS
                               --------------------------------------------------------------------


Purchases...................      $131,768           $38,696           $27,197           $19,585

Proceeds from sales.........        20,044            29,908             9,604            19,350



Not all investment divisions are available under all policies.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III



--------------------------------------------------------------------------------







                                                                                                                        MAINSTAY VP
         MAINSTAY VP                          MAINSTAY VP       MAINSTAY VP                          MAINSTAY VP        HIGH YIELD
        CONSERVATIVE        MAINSTAY VP       DEVELOPING         FLOATING         MAINSTAY VP          GROWTH            CORPORATE
        ALLOCATION--       CONVERTIBLE--       GROWTH--           RATE--         GOVERNMENT--       ALLOCATION--          BOND--
        SERVICE CLASS      SERVICE CLASS     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS      SERVICE CLASS      SERVICE CLASS
      ------------------------------------------------------------------------------------------------------------------------------


            14,679             12,016             3,770            14,873            12,031              9,023             46,861

          $156,852           $132,151           $36,551          $143,394          $133,180            $97,697           $453,664






                                                                MAINSTAY VP
         MAINSTAY VP        MAINSTAY VP       MAINSTAY VP        MODERATE         MAINSTAY VP        MAINSTAY VP
           MID CAP            MID CAP          MODERATE           GROWTH            S&P 500           SMALL CAP         MAINSTAY VP
          GROWTH--            VALUE--        ALLOCATION--      ALLOCATION--         INDEX--           GROWTH--        TOTAL RETURN--
        SERVICE CLASS      SERVICE CLASS     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS      SERVICE CLASS      SERVICE CLASS
      ------------------------------------------------------------------------------------------------------------------------------


             9,772             13,527            21,465            21,207             7,385              7,771              2,888
          $121,041           $152,563          $230,265          $229,077          $182,273            $69,085            $45,763









                                                                                                                        MAINSTAY VP
         MAINSTAY VP                          MAINSTAY VP       MAINSTAY VP                          MAINSTAY VP        HIGH YIELD
        CONSERVATIVE        MAINSTAY VP       DEVELOPING         FLOATING         MAINSTAY VP          GROWTH            CORPORATE
        ALLOCATION--       CONVERTIBLE--       GROWTH--           RATE--         GOVERNMENT--       ALLOCATION--          BOND--
        SERVICE CLASS      SERVICE CLASS     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS      SERVICE CLASS      SERVICE CLASS
      ------------------------------------------------------------------------------------------------------------------------------


           $69,590            $43,450           $14,830           $20,690           $92,524            $28,757            $65,071
            27,595             14,391             9,790            78,935            27,770             11,438             74,159






                                                                MAINSTAY VP
         MAINSTAY VP        MAINSTAY VP       MAINSTAY VP        MODERATE         MAINSTAY VP        MAINSTAY VP
           MID CAP            MID CAP          MODERATE           GROWTH            S&P 500           SMALL CAP         MAINSTAY VP
          GROWTH--            VALUE--        ALLOCATION--      ALLOCATION--         INDEX--           GROWTH--        TOTAL RETURN--
        SERVICE CLASS      SERVICE CLASS     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS      SERVICE CLASS      SERVICE CLASS
      ------------------------------------------------------------------------------------------------------------------------------


           $19,371            $25,649           $81,697           $66,644           $16,479            $14,524            $9,740

            24,419             26,621            27,818            27,284            28,259              9,640             7,990

--------------------------------------------------------------------------------






                                                                       COLUMBIA
                                                       ALGER           SMALL CAP
                                                     AMERICAN         VALUE FUND,      DREYFUS IP
                                  MAINSTAY VP        SMALLCAP          VARIABLE        TECHNOLOGY
                                    VALUE--          GROWTH--          SERIES--         GROWTH--
                                 SERVICE CLASS    CLASS S SHARES        CLASS B      SERVICE SHARES
                                -------------------------------------------------------------------


Number of shares............           --               1,668             2,825            2,801

Identified cost.............          $--             $41,300           $51,536          $24,645





                                                     NEUBERGER
                                                      BERMAN                           VAN KAMPEN
                                    MFS(R)          AMT MID-CAP                       UIF EMERGING
                                   UTILITIES          GROWTH         T. ROWE PRICE       MARKETS
                                   SERIES--         PORTFOLIO--      EQUITY INCOME      EQUITY--
                                 SERVICE CLASS        CLASS S        PORTFOLIO-II       CLASS II
                                -------------------------------------------------------------------


Number of shares............         16,663             1,223             8,741            8,795

Identified cost.............       $460,554           $30,513          $197,327         $150,518








                                                                       COLUMBIA
                                                       ALGER           SMALL CAP
                                                     AMERICAN         VALUE FUND,      DREYFUS IP
                                  MAINSTAY VP        SMALLCAP          VARIABLE        TECHNOLOGY
                                    VALUE--          GROWTH--          SERIES--         GROWTH--
                                 SERVICE CLASS    CLASS S SHARES        CLASS B      SERVICE SHARES
                                -------------------------------------------------------------------


Purchases...................       $ 19,102           $2,519            $12,489          $5,086

Proceeds from sales.........        106,031            9,953             12,051           4,665





                                                     NEUBERGER
                                                      BERMAN                           VAN KAMPEN
                                    MFS(R)          AMT MID-CAP                       UIF EMERGING
                                   UTILITIES          GROWTH         T. ROWE PRICE       MARKETS
                                   SERIES--         PORTFOLIO--      EQUITY INCOME      EQUITY--
                                 SERVICE CLASS        CLASS S        PORTFOLIO-II       CLASS II
                                -------------------------------------------------------------------


Purchases...................       $133,401           $9,904            $23,139          $62,575

Proceeds from sales.........         86,812            9,750             32,163           23,444



Not all investment divisions are available under all policies.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III



--------------------------------------------------------------------------------








        FIDELITY(R)       FIDELITY(R)
            VIP               VIP           FIDELITY(R)                         JANUS ASPEN         MFS(R)
          CONTRA-           EQUITY-             VIP           JANUS ASPEN         SERIES           INVESTORS          MFS(R)
         FUND(R)--         INCOME--          MID CAP--          SERIES           WORLDWIDE           TRUST           RESEARCH
       SERVICE CLASS     SERVICE CLASS     SERVICE CLASS      BALANCED--         GROWTH--          SERIES--          SERIES--
             2                 2                 2          SERVICE SHARES    SERVICE SHARES     SERVICE CLASS     SERVICE CLASS
      --------------------------------------------------------------------------------------------------------------------------


           13,407             7,184             6,689             4,360             1,105              387               512

         $374,362          $171,708          $205,090          $116,592           $31,736           $7,683            $8,645







        VICTORY VIF
        DIVERSIFIED
          STOCK--
      CLASS A SHARES
      --------------


            2,471

          $28,621










        FIDELITY(R)       FIDELITY(R)
            VIP               VIP           FIDELITY(R)                         JANUS ASPEN         MFS(R)
          CONTRA-           EQUITY-             VIP           JANUS ASPEN         SERIES           INVESTORS          MFS(R)
         FUND(R)--         INCOME--          MID CAP--          SERIES           WORLDWIDE           TRUST           RESEARCH
       SERVICE CLASS     SERVICE CLASS     SERVICE CLASS      BALANCED--         GROWTH--          SERIES--          SERIES--
             2                 2                 2          SERVICE SHARES    SERVICE SHARES     SERVICE CLASS     SERVICE CLASS
      --------------------------------------------------------------------------------------------------------------------------


          $45,058           $17,281           $46,188           $31,476           $6,767            $2,465            $1,714

           27,711            25,049            31,748            15,846            6,110             1,535             1,905







        VICTORY VIF
        DIVERSIFIED
          STOCK--
      CLASS A SHARES
      --------------


          $10,192

            4,911

NOTE 3--Expenses and Related Party Transactions:

--------------------------------------------------------------------------------

NYLIAC deducts a surrender charge on certain partial withdrawals and surrenders of Series I, III, IV, V, and VI policies. For New York Life Variable Annuity and New York Life Plus Variable Annuity policies which are part of Series I, the percentage of the surrender charge varies, depending upon the length of time a premium payment is in the policy before it is withdrawn. This charge is 7% during the first three payment years and declines 1% per year for each additional payment year, until the sixth payment year, after which no charge is made. For New York Life Flexible Premium Variable Annuity policies, which are also part of Series I, this charge is 7% for the first three policy years and declines to 1% per year for each additional policy year, until the ninth policy year, after which no charge is made.

     For New York Life Premium Plus Variable Annuity policies, which are part of Series III and New York Life Premium Plus II Variable Annuity policies, which are part of Series VI, the percentage of the surrender charge varies, depending upon the length of time a premium payment is in the policy before it is withdrawn. This charge is 8% during the first three payment years (8% during the first four payment years for policies sold by registered representatives of broker-dealers that have selling agreements with NYLIFE Distributors and NYLIAC or banks) and declines 1% per year for each additional payment year, until the eighth payment year, after which no charge is made. In those states where NYLIAC offers a single premium version of the New York Life Premium Plus Variable Annuity and New York Life Premium Plus II Variable Annuity, there is a lower surrender charge.

     For the New York Life Essentials Variable Annuity and New York Life Plus II Variable Annuity policies, which are part of Series IV, the percentage of the surrender charge varies, depending upon the length of time a premium payment is in the policy before it is withdrawn. This charge is 7% during the first three payment years, 6% during the fourth and fifth payment years and declines 1% per year for each additional payment year, until the seventh payment year, after which no charge is made.

     For New York Life Select Variable Annuity policies, which are part of Series V, the percentage of the surrender charge varies, depending upon the length of time a premium payment is in the policy before it is withdrawn. This charge is 8% during the first two payment years and declines to 7% for the third payment year, after which no charge is made.

     All surrender charges are recorded with policyowners' surrenders in the accompanying statement of changes in net assets. Surrender charges are paid to NYLIAC.

     NYLIAC also deducts an annual policy service charge from the policy's Accumulation Value on each policy anniversary date and upon surrender, if on the policy anniversary and/or date of surrender the Accumulation Value is less than $20,000 for Series I policies, $50,000 for Series II and IV policies and $100,000 for Series III, V and VI policies. For New York Life Variable Annuity and New York Life Plus Variable Annuity policies which are part of Series I, this charge is the lesser of $30 or 2% of the accumulation value per policy. For New York Life Flexible Premium Variable Annuity, which is also part of Series I, this charge is $30 per policy. For Series II policies, this charge is $40 per policy (may be lower in some states). For Series III, IV, and VI policies, this charge is $30 per policy. For Series V policies, this charge is $50 per policy. These charges are shown as a reduction to payments received from policyowners in the accompanying statement of changes in net assets.

     Additionally, NYLIAC reserves the right to charge Series I, II, III, IV, V and VI policies $30 for each transfer in excess of 12 in any one policy year, subject to certain restrictions.

     The Separate Account is charged for administrative services provided and the mortality and expense risks assumed by NYLIAC. For Series I, II, III, IV, V and VI policies, these charges are made daily at an annual rate of 1.40%, 1.55%, 1.60%, 1.45%, 1.85% and 1.75%, respectively of the daily average variable accumulation value of each Investment Division. The amounts of these charges retained in the Investment Divisions represent funds of NYLIAC. Accordingly, NYLIAC participates in the results of each Investment Division ratably with the policyowners. These charges are disclosed in the accompanying statement of operations.

--------------------------------------------------------------------------------
NOTE 4--Distribution of Net Income:

--------------------------------------------------------------------------------

The Separate Account does not expect to declare dividends to policyowners from accumulated net investment income and realized gains. The income and gains are distributed to policyowners as part of withdrawals of amounts (in the form of surrenders, death benefits, transfers, or annuity payments) in excess of the net premium payments.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III


                      (THIS PAGE INTENTIONALLY LEFT BLANK)

NOTE 5--Unit Transactions (in 000's):

--------------------------------------------------------------------------------


The changes in units outstanding for the years ended December 31, 2008 and 2007 were as follows:





                                                                  MAINSTAY VP
                                            MAINSTAY VP             CAPITAL
                                              BOND--            APPRECIATION--
                                           INITIAL CLASS         INITIAL CLASS
                                        ------------------    ------------------
                                          2008       2007       2008       2007
                                        ----------------------------------------

SERIES I POLICIES
Units Issued..........................      307        117        126        144
Units Redeemed........................   (1,388)    (1,181)    (2,069)    (2,735)
                                         ------     ------     ------     ------
  Net Increase (Decrease).............   (1,081)    (1,064)    (1,943)    (2,591)
                                         ======     ======     ======     ======



SERIES II POLICIES
Units Issued..........................        1         16         --         --
Units Redeemed........................      (21)       (21)       (12)       (16)
                                         ------     ------     ------     ------
  Net Increase (Decrease).............      (20)        (5)       (12)       (16)
                                         ======     ======     ======     ======



SERIES III POLICIES
Units Issued..........................      217        116         --         21
Units Redeemed........................     (376)      (300)      (392)      (416)
                                         ------     ------     ------     ------
  Net Increase (Decrease).............     (159)      (184)      (392)      (395)
                                         ======     ======     ======     ======



SERIES IV POLICIES
Units Issued..........................       44         18          7         23
Units Redeemed........................      (75)       (61)       (62)      (152)
                                         ------     ------     ------     ------
  Net Increase (Decrease).............      (31)       (43)       (55)      (129)
                                         ======     ======     ======     ======



SERIES V POLICIES
Units Issued..........................        4          2         --         --
Units Redeemed........................       (5)        (6)        --         --
                                         ------     ------     ------     ------
  Net Increase (Decrease).............       (1)        (4)        --         --
                                         ======     ======     ======     ======



SERIES VI POLICIES
Units Issued..........................       --         --         --         --
Units Redeemed........................       --         --         --         --
                                         ------     ------     ------     ------
  Net Increase (Decrease).............       --         --         --         --
                                         ======     ======     ======     ======




Not all investment divisions are available under all policies.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III



--------------------------------------------------------------------------------








                                MAINSTAY VP                                 MAINSTAY VP
          MAINSTAY VP             COMMON              MAINSTAY VP           DEVELOPING
             CASH                 STOCK--            CONVERTIBLE--           GROWTH--
          MANAGEMENT           INITIAL CLASS         INITIAL CLASS         INITIAL CLASS
      ------------------    ------------------    ------------------    ------------------
        2008       2007       2008       2007       2008       2007       2008       2007
      ------------------------------------------------------------------------------------


       94,901     51,819         70         83         59         91        14        122
      (57,122)   (33,484)    (1,445)    (1,669)    (1,063)    (1,288)     (283)      (236)
      -------    -------     ------     ------     ------     ------      ----       ----
       37,779     18,335     (1,375)    (1,586)    (1,004)    (1,197)     (269)      (114)
      =======    =======     ======     ======     ======     ======      ====       ====




       26,843      9,841         --          5          2          7         2         --
      (14,336)    (2,977)        (6)       (15)       (14)       (26)       (2)        (3)
      -------    -------     ------     ------     ------     ------      ----       ----
       12,507      6,864         (6)       (10)       (12)       (19)       --         (3)
      =======    =======     ======     ======     ======     ======      ====       ====




       72,720     42,524         --         30         12         62        --        104
      (20,466)   (11,800)      (458)      (549)      (348)      (223)     (138)       (54)
      -------    -------     ------     ------     ------     ------      ----       ----
       52,254     30,724       (458)      (519)      (336)      (161)     (138)        50
      =======    =======     ======     ======     ======     ======      ====       ====




       76,302     17,473          6          8         64         19         1         10
       (9,352)    (3,027)      (109)       (60)       (72)       (81)       (5)        (7)
      -------    -------     ------     ------     ------     ------      ----       ----
       66,950     14,446       (103)       (52)        (8)       (62)       (4)         3
      =======    =======     ======     ======     ======     ======      ====       ====




        7,555      3,326          1          1         --          1         1          6
       (2,991)    (2,299)        (3)        (2)        (2)        (7)       (1)        --
      -------    -------     ------     ------     ------     ------      ----       ----
        4,564      1,027         (2)        (1)        (2)        (6)       --          6
      =======    =======     ======     ======     ======     ======      ====       ====





       47,651     11,263         --         --         --         --        --         --
       (6,652)    (2,888)        --         --         --         --        --         --
      -------    -------     ------     ------     ------     ------      ----       ----
       40,999      8,375         --         --         --         --        --         --
      =======    =======     ======     ======     ======     ======      ====       ====


--------------------------------------------------------------------------------







                                                                   MAINSTAY VP
                                                                   HIGH YIELD
                                             MAINSTAY VP            CORPORATE
                                            GOVERNMENT--             BOND--
                                            INITIAL CLASS         INITIAL CLASS
                                         ------------------    ------------------
                                           2008       2007       2008       2007
                                         ----------------------------------------

SERIES I POLICIES
Units Issued..........................     1,616         73        127        205
Units Redeemed........................    (1,042)    (1,067)    (3,715)    (3,974)
                                          ------     ------     ------     ------
  Net Increase (Decrease).............       574       (994)    (3,588)    (3,769)
                                          ======     ======     ======     ======



SERIES II POLICIES
Units Issued..........................         5         --         34         16
Units Redeemed........................       (12)       (14)       (19)      (111)
                                          ------     ------     ------     ------
  Net Increase (Decrease).............        (7)       (14)        15        (95)
                                          ======     ======     ======     ======



SERIES III POLICIES
Units Issued..........................       720         14         18        137
Units Redeemed........................      (413)      (259)    (1,075)      (823)
                                          ------     ------     ------     ------
  Net Increase (Decrease).............       307       (245)    (1,057)      (686)
                                          ======     ======     ======     ======



SERIES IV POLICIES
Units Issued..........................       208         11         12         35
Units Redeemed........................       (91)      (121)      (245)      (335)
                                          ------     ------     ------     ------
  Net Increase (Decrease).............       117       (110)      (233)      (300)
                                          ======     ======     ======     ======



SERIES V POLICIES
Units Issued..........................         5          2         --          2
Units Redeemed........................        (9)        (6)       (10)       (31)
                                          ------     ------     ------     ------
  Net Increase (Decrease).............        (4)        (4)       (10)       (29)
                                          ======     ======     ======     ======



SERIES VI POLICIES
Units Issued..........................        --         --         --         --
Units Redeemed........................        --         --         --         --
                                          ------     ------     ------     ------
  Net Increase (Decrease).............        --         --         --         --
                                          ======     ======     ======     ======




Not all investment divisions are available under all policies.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III



--------------------------------------------------------------------------------








          MAINSTAY VP           MAINSTAY VP           MAINSTAY VP           MAINSTAY VP
          ICAP SELECT            INCOME &            INTERNATIONAL           LARGE CAP
           EQUITY--              GROWTH--              EQUITY--              GROWTH--
         INITIAL CLASS         INITIAL CLASS         INITIAL CLASS         INITIAL CLASS
      ------------------    ------------------    ------------------    ------------------
        2008       2007       2008       2007       2008       2007       2008       2007
      ------------------------------------------------------------------------------------


        9,310     2,644        --           33        44        227        170         84
       (1,948)     (690)       --       (2,868)     (885)      (597)      (621)      (788)
       ------     -----        --       ------      ----       ----       ----       ----
        7,362     1,954        --       (2,835)     (841)      (370)      (451)      (704)
       ======     =====        ==       ======      ====       ====       ====       ====




           --        27        --           11        --         18          2          3
           --        (6)       --          (27)      (20)       (24)        (9)        (6)
       ------     -----        --       ------      ----       ----       ----       ----
           --        21        --          (16)      (20)        (6)        (7)        (3)
       ======     =====        ==       ======      ====       ====       ====       ====




        2,662       797        --            1         3        102         70         68
         (444)     (205)       --         (877)     (333)      (204)      (182)      (149)
       ------     -----        --       ------      ----       ----       ----       ----
        2,218       592        --         (876)     (330)      (102)      (112)       (81)
       ======     =====        ==       ======      ====       ====       ====       ====




          734       187        --            1         5         37         66         25
          (79)      (29)       --         (188)      (68)       (25)       (36)       (24)
       ------     -----        --       ------      ----       ----       ----       ----
          655       158        --         (187)      (63)        12         30          1
       ======     =====        ==       ======      ====       ====       ====       ====




            6         2        --           --        --          1          3         12
           --        --        --           (2)       --        (91)        (1)        (2)
       ------     -----        --       ------      ----       ----       ----       ----
            6         2        --           (2)       --        (90)         2         10
       ======     =====        ==       ======      ====       ====       ====       ====




           --        --        --           --        --         --         --         --
           --        --        --           --        --         --         --         --
       ------     -----        --       ------      ----       ----       ----       ----
           --        --        --           --        --         --         --         --
       ======     =====        ==       ======      ====       ====       ====       ====


--------------------------------------------------------------------------------








                                             MAINSTAY VP           MAINSTAY VP
                                               MID CAP               MID CAP
                                               CORE--               GROWTH--
                                            INITIAL CLASS         INITIAL CLASS
                                         ------------------    ------------------
                                           2008       2007       2008       2007
                                         ----------------------------------------

SERIES I POLICIES
Units Issued..........................       34         71          66        75
Units Redeemed........................     (637)      (408)     (1,119)     (843)
                                           ----       ----      ------      ----
  Net Increase (Decrease).............     (603)      (337)     (1,053)     (768)
                                           ====       ====      ======      ====



SERIES II POLICIES
Units Issued..........................       --          1          --         1
Units Redeemed........................       (3)        (8)         (4)       (7)
                                           ----       ----      ------      ----
  Net Increase (Decrease).............       (3)        (7)         (4)       (6)
                                           ====       ====      ======      ====



SERIES III POLICIES
Units Issued..........................        2         13           1        10
Units Redeemed........................     (204)      (183)       (363)     (202)
                                           ----       ----      ------      ----
  Net Increase (Decrease).............     (202)      (170)       (362)     (192)
                                           ====       ====      ======      ====



SERIES IV POLICIES
Units Issued..........................        3          7           2        10
Units Redeemed........................      (60)       (22)        (93)      (57)
                                           ----       ----      ------      ----
  Net Increase (Decrease).............      (57)       (15)        (91)      (47)
                                           ====       ====      ======      ====



SERIES V POLICIES
Units Issued..........................       --         --          --         1
Units Redeemed........................       --         --          --        --
                                           ----       ----      ------      ----
  Net Increase (Decrease).............       --         --          --         1
                                           ====       ====      ======      ====



SERIES VI POLICIES
Units Issued..........................       --         --          --        --
Units Redeemed........................       --         --          --        --
                                           ----       ----      ------      ----
  Net Increase (Decrease).............       --         --          --        --
                                           ====       ====      ======      ====




Not all investment divisions are available under all policies.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III



--------------------------------------------------------------------------------








            MAINSTAY VP               MAINSTAY VP               MAINSTAY VP
              MID CAP                   S&P 500                  SMALL CAP                MAINSTAY VP
              VALUE--                   INDEX--                  GROWTH--               TOTAL RETURN--
           INITIAL CLASS             INITIAL CLASS             INITIAL CLASS             INITIAL CLASS
      ----------------------    ----------------------    ----------------------    ----------------------
         2008         2007         2008         2007         2008         2007         2008         2007
      ----------------------------------------------------------------------------------------------------


            75          109          121          174          35            45           51           83
        (1,581)      (1,179)      (2,919)      (3,252)       (583)         (749)      (1,481)      (1,569)
        ------       ------       ------       ------        ----          ----       ------       ------
        (1,506)      (1,070)      (2,798)      (3,078)       (548)         (704)      (1,430)      (1,486)
        ======       ======       ======       ======        ====          ====       ======       ======




            --            3            7            4          --            --           --           --
            (5)         (13)          (8)         (23)         (1)           (5)          (6)          (5)
        ------       ------       ------       ------        ----          ----       ------       ------
            (5)         (10)          (1)         (19)         (1)           (5)          (6)          (5)
        ======       ======       ======       ======        ====          ====       ======       ======




             4           28            7           96           1            10            4           10
          (582)        (525)        (790)      (1,814)       (181)         (309)        (275)        (307)
        ------       ------       ------       ------        ----          ----       ------       ------
          (578)        (497)        (783)      (1,718)       (180)         (299)        (271)        (297)
        ======       ======       ======       ======        ====          ====       ======       ======




             8           16           19           30           1             5            2            3
          (157)         (82)        (227)        (177)        (74)          (64)         (98)         (70)
        ------       ------       ------       ------        ----          ----       ------       ------
          (149)         (66)        (208)        (147)        (73)          (59)         (96)         (67)
        ======       ======       ======       ======        ====          ====       ======       ======




            --           --           --            1          --             1            1           --
            (4)          (2)          (3)          (1)         --            (1)          (3)          --
        ------       ------       ------       ------        ----          ----       ------       ------
            (4)          (2)          (3)          --          --            --           (2)          --
        ======       ======       ======       ======        ====          ====       ======       ======




            --           --           --           --          --            --           --           --
            --           --           --           --          --            --           --           --
        ------       ------       ------       ------        ----          ----       ------       ------
            --           --           --           --          --            --           --           --
        ======       ======       ======       ======        ====          ====       ======       ======


--------------------------------------------------------------------------------








                                                           ALGER AMERICAN
                                       MAINSTAY VP            SMALLCAP
                                         VALUE--              GROWTH--
                                      INITIAL CLASS        CLASS O SHARES
                                   ------------------    ------------------
                                     2008       2007       2008       2007
                                   ----------------------------------------

SERIES I POLICIES
Units Issued....................        39         89        36          64
Units Redeemed..................    (6,147)    (1,458)     (915)     (1,231)
                                    ------     ------      ----      ------
  Net Increase (Decrease).......    (6,108)    (1,369)     (879)     (1,167)
                                    ======     ======      ====      ======



SERIES II POLICIES
Units Issued....................        --         32        --           1
Units Redeemed..................       (67)       (16)       (2)         (9)
                                    ------     ------      ----      ------
  Net Increase (Decrease).......       (67)        16        (2)         (8)
                                    ======     ======      ====      ======



SERIES III POLICIES
Units Issued....................         1         30         1          29
Units Redeemed..................    (2,904)      (446)     (319)       (328)
                                    ------     ------      ----      ------
  Net Increase (Decrease).......    (2,903)      (416)     (318)       (299)
                                    ======     ======      ====      ======



SERIES IV POLICIES
Units Issued....................         3         13         1           3
Units Redeemed..................      (867)      (115)      (32)        (26)
                                    ------     ------      ----      ------
  Net Increase (Decrease).......      (864)      (102)      (31)        (23)
                                    ======     ======      ====      ======



SERIES V POLICIES
Units Issued....................        --          1         1          --
Units Redeemed..................        (9)        (1)       (1)         (1)
                                    ------     ------      ----      ------
  Net Increase (Decrease).......        (9)        --        --          (1)
                                    ======     ======      ====      ======



SERIES VI POLICIES
Units Issued....................        --         --        --          --
Units Redeemed..................        --         --        --          --
                                    ------     ------      ----      ------
  Net Increase (Decrease).......        --         --        --          --
                                    ======     ======      ====      ======




Not all investment divisions are available under all policies.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III



--------------------------------------------------------------------------------







                                                                            FIDELITY(R)
          CVS CALVERT           DREYFUS IP            FIDELITY(R)               VIP
            SOCIAL              TECHNOLOGY                VIP                 EQUITY-
           BALANCED              GROWTH--           CONTRAFUND(R)--          INCOME--
           PORTFOLIO          INITIAL SHARES         INITIAL CLASS         INITIAL CLASS
      ------------------    ------------------    ------------------    ------------------
        2008       2007       2008       2007       2008       2007       2008       2007
      ------------------------------------------------------------------------------------


          46         57         22         22         109        137         75        103
        (223)      (268)      (270)      (241)     (2,099)    (2,445)    (1,728)    (1,613)
        ----       ----       ----       ----      ------     ------     ------     ------
        (177)      (211)      (248)      (219)     (1,990)    (2,308)    (1,653)    (1,510)
        ====       ====       ====       ====      ======     ======     ======     ======




           8          6         --         --          --         40         --          7
         (14)        (4)        (4)        (3)        (23)       (35)       (17)        (9)
        ----       ----       ----       ----      ------     ------     ------     ------
          (6)         2         (4)        (3)        (23)         5        (17)        (2)
        ====       ====       ====       ====      ======     ======     ======     ======




          13         27          2         19          10        108          3         51
        (113)      (120)       (97)       (68)       (680)      (464)      (483)      (349)
        ----       ----       ----       ----      ------     ------     ------     ------
        (100)       (93)       (95)       (49)       (670)      (356)      (480)      (298)
        ====       ====       ====       ====      ======     ======     ======     ======




          15         27          1         --          12         67          9         15
         (66)       (46)       (30)       (22)        (85)       (75)       (96)       (87)
        ----       ----       ----       ----      ------     ------     ------     ------
         (51)       (19)       (29)       (22)        (73)        (8)       (87)       (72)
        ====       ====       ====       ====      ======     ======     ======     ======




           1          3          1          1          --          1          1          5
          (9)        (7)        --         --          (5)       (11)        (7)       (16)
        ----       ----       ----       ----      ------     ------     ------     ------
          (8)        (4)         1          1          (5)       (10)        (6)       (11)
        ====       ====       ====       ====      ======     ======     ======     ======




          18         19         --         --          --         --         --         --
         (30)       (31)        --         --          --         --         --         --
        ----       ----       ----       ----      ------     ------     ------     ------
         (12)       (12)        --         --          --         --         --         --
        ====       ====       ====       ====      ======     ======     ======     ======


--------------------------------------------------------------------------------






                                                                   JANUS ASPEN
                                             JANUS ASPEN             SERIES
                                               SERIES               WORLDWIDE
                                             BALANCED--             GROWTH--
                                            INSTITUTIONAL         INSTITUTIONAL
                                               SHARES                SHARES
                                         ------------------    ------------------
                                           2008       2007       2008       2007
                                         ----------------------------------------

SERIES I POLICIES
Units Issued..........................       125        172         98        125
Units Redeemed........................    (2,774)    (3,629)    (1,535)    (2,060)
                                          ------     ------     ------     ------
  Net Increase (Decrease).............    (2,649)    (3,457)    (1,437)    (1,935)
                                          ======     ======     ======     ======



SERIES II POLICIES
Units Issued..........................        --         11         --         --
Units Redeemed........................       (17)       (14)        (7)       (42)
                                          ------     ------     ------     ------
  Net Increase (Decrease).............       (17)        (3)        (7)       (42)
                                          ======     ======     ======     ======



SERIES III POLICIES
Units Issued..........................         7         68          1         26
Units Redeemed........................      (645)      (773)      (240)      (190)
                                          ------     ------     ------     ------
  Net Increase (Decrease).............      (638)      (705)      (239)      (164)
                                          ======     ======     ======     ======



SERIES IV POLICIES
Units Issued..........................        21         31          2          5
Units Redeemed........................      (171)      (222)       (73)       (54)
                                          ------     ------     ------     ------
  Net Increase (Decrease).............      (150)      (191)       (71)       (49)
                                          ======     ======     ======     ======



SERIES V POLICIES
Units Issued..........................        --          5         --          2
Units Redeemed........................        (7)       (14)        (1)        (1)
                                          ------     ------     ------     ------
  Net Increase (Decrease).............        (7)        (9)        (1)         1
                                          ======     ======     ======     ======



SERIES VI POLICIES
Units Issued..........................        --         --         --         --
Units Redeemed........................        --         --         --         --
                                          ------     ------     ------     ------
  Net Increase (Decrease).............        --         --         --         --
                                          ======     ======     ======     ======




Not all investment divisions are available under all policies.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III



--------------------------------------------------------------------------------






                                                                             NEUBERGER
            MFS(R)                                                            BERMAN
           INVESTORS              MFS(R)                MFS(R)              AMT MID CAP
             TRUST               RESEARCH              UTILITIES              GROWTH
           SERIES--              SERIES--              SERIES--             PORTFOLIO--
         INITIAL CLASS         INITIAL CLASS         INITIAL CLASS            CLASS I
      ------------------    ------------------    ------------------    ------------------
        2008       2007       2008       2007       2008       2007       2008       2007
      ------------------------------------------------------------------------------------


          14         22         18         18         5         21         --         --
        (338)      (412)      (343)      (662)      (25)       (27)       (70)       (46)
        ----       ----       ----       ----       ---        ---        ---        ---
        (324)      (390)      (325)      (644)      (20)        (6)       (70)       (46)
        ====       ====       ====       ====       ===        ===        ===        ===




          --          3         --         --        --          2         --          1
          (1)       (10)        (3)        (9)       --         (2)        (1)        (1)
        ----       ----       ----       ----       ---        ---        ---        ---
          (1)        (7)        (3)        (9)       --         --         (1)        --
        ====       ====       ====       ====       ===        ===        ===        ===




          --         12          1          9        --         14         --          1
         (46)       (68)      (115)      (109)      (24)       (26)       (45)       (26)
        ----       ----       ----       ----       ---        ---        ---        ---
         (46)       (56)      (114)      (100)      (24)       (12)       (45)       (25)
        ====       ====       ====       ====       ===        ===        ===        ===




           1          3         --          1         1         --         --         --
          (8)       (14)        (5)        (8)       (1)        (2)        (7)        (6)
        ----       ----       ----       ----       ---        ---        ---        ---
          (7)       (11)        (5)        (7)       --         (2)        (7)        (6)
        ====       ====       ====       ====       ===        ===        ===        ===




          --         --         --         --        --         --          1         --
          --         --         --         --        (1)        --         (1)        (1)
        ----       ----       ----       ----       ---        ---        ---        ---
          --         --         --         --        (1)        --         --         (1)
        ====       ====       ====       ====       ===        ===        ===        ===




          --         --         --         --        --         --         --         --
          --         --         --         --        --         --         --         --
        ----       ----       ----       ----       ---        ---        ---        ---
          --         --         --         --        --         --         --         --
        ====       ====       ====       ====       ===        ===        ===        ===


--------------------------------------------------------------------------------







                                                ROYCE                 ROYCE
                                              MICRO-CAP             SMALL-CAP
                                             PORTFOLIO--           PORTFOLIO--
                                             INVESTMENT            INVESTMENT
                                                CLASS                 CLASS
                                         ------------------    ------------------
                                           2008       2007       2008       2007
                                         ----------------------------------------

SERIES I POLICIES
Units Issued..........................      196        451        372        277
Units Redeemed........................     (179)      (149)      (138)      (106)
                                           ----       ----       ----       ----
  Net Increase (Decrease).............       17        302        234        171
                                           ====       ====       ====       ====



SERIES II POLICIES
Units Issued..........................       40         69         69         71
Units Redeemed........................      (16)       (25)        (9)        (8)
                                           ----       ----       ----       ----
  Net Increase (Decrease).............       24         44         60         63
                                           ====       ====       ====       ====



SERIES III POLICIES
Units Issued..........................       95        175        225        209
Units Redeemed........................      (69)       (72)       (91)       (38)
                                           ----       ----       ----       ----
  Net Increase (Decrease).............       26        103        134        171
                                           ====       ====       ====       ====



SERIES IV POLICIES
Units Issued..........................      292        526        304        332
Units Redeemed........................      (88)       (36)       (53)       (27)
                                           ----       ----       ----       ----
  Net Increase (Decrease).............      204        490        251        305
                                           ====       ====       ====       ====



SERIES V POLICIES
Units Issued..........................       26         52         19         18
Units Redeemed........................      (21)        (6)        (2)        (4)
                                           ----       ----       ----       ----
  Net Increase (Decrease).............        5         46         17         14
                                           ====       ====       ====       ====



SERIES VI POLICIES
Units Issued..........................      186        239        199        212
Units Redeemed........................      (34)       (84)       (38)       (35)
                                           ----       ----       ----       ----
  Net Increase (Decrease).............      152        155        161        177
                                           ====       ====       ====       ====




Not all investment divisions are available under all policies.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III



--------------------------------------------------------------------------------







                                                      VAN KAMPEN
         T. ROWE PRICE                               UIF EMERGING
            EQUITY                VAN ECK               MARKETS
            INCOME               WORLDWIDE             EQUITY--
           PORTFOLIO            HARD ASSETS             CLASS I
      ------------------    ------------------    ------------------
        2008       2007       2008       2007       2008       2007
      --------------------------------------------------------------


           73        109       322        618         37         50
       (2,009)    (1,738)     (570)      (390)      (687)      (547)
       ------     ------      ----       ----       ----       ----
       (1,936)    (1,629)     (248)       228       (650)      (497)
       ======     ======      ====       ====       ====       ====




           --         26        91        126          6          9
          (27)       (23)      (76)       (32)        (5)       (41)
       ------     ------      ----       ----       ----       ----
          (27)         3        15         94          1        (32)
       ======     ======      ====       ====       ====       ====




            3         60       118        349          7         37
         (592)      (587)     (279)      (468)      (254)       (99)
       ------     ------      ----       ----       ----       ----
         (589)      (527)     (161)      (119)      (247)       (62)
       ======     ======      ====       ====       ====       ====




            3         25       288        554          3          5
          (99)      (108)     (373)      (101)       (50)       (11)
       ------     ------      ----       ----       ----       ----
          (96)       (83)      (85)       453        (47)        (6)
       ======     ======      ====       ====       ====       ====




           --          1        29         31         --          3
           (6)       (18)       (9)       (13)        (1)        (2)
       ------     ------      ----       ----       ----       ----
           (6)       (17)       20         18         (1)         1
       ======     ======      ====       ====       ====       ====




           --         --       213        448         --         --
           --         --      (207)       (87)        --         --
       ------     ------      ----       ----       ----       ----
           --         --         6        361         --         --
       ======     ======      ====       ====       ====       ====


--------------------------------------------------------------------------------




                                                                          MAINSTAY VP
                              MAINSTAY VP           MAINSTAY VP             CAPITAL
                              BALANCED--              BOND--            APPRECIATION--
                             SERVICE CLASS         SERVICE CLASS         SERVICE CLASS
                          ------------------    ------------------    ------------------
                            2008       2007       2008       2007       2008       2007
                          --------------------------------------------------------------

SERIES I POLICIES
Units Issued...........       213       612        492        330         84        103
Units Redeemed.........    (1,001)     (969)      (177)       (74)      (131)       (74)
                           ------      ----       ----       ----       ----       ----
  Net Increase
     (Decrease)........      (788)     (357)       315        256        (47)        29
                           ======      ====       ====       ====       ====       ====


SERIES II POLICIES
Units Issued...........        38       120        309        319         19         36
Units Redeemed.........      (127)      (58)      (166)       (29)       (10)        (6)
                           ------      ----       ----       ----       ----       ----
  Net Increase
     (Decrease)........       (89)       62        143        290          9         30
                           ======      ====       ====       ====       ====       ====


SERIES III POLICIES
Units Issued...........        54       416        493        297         17         39
Units Redeemed.........      (634)     (157)      (191)      (149)      (185)      (216)
                           ------      ----       ----       ----       ----       ----
  Net Increase
     (Decrease)........      (580)      259        302        148       (168)      (177)
                           ======      ====       ====       ====       ====       ====


SERIES IV POLICIES
Units Issued...........       108       647        625        534         20         50
Units Redeemed.........      (719)     (124)      (222)      (157)      (109)      (138)
                           ------      ----       ----       ----       ----       ----
  Net Increase
     (Decrease)........      (611)      523        403        377        (89)       (88)
                           ======      ====       ====       ====       ====       ====


SERIES V POLICIES
Units Issued...........        14        33        159         91         --          6
Units Redeemed.........       (43)      (18)       (64)       (28)       (13)       (13)
                           ------      ----       ----       ----       ----       ----
  Net Increase
     (Decrease)........       (29)       15         95         63        (13)        (7)
                           ======      ====       ====       ====       ====       ====


SERIES VI POLICIES
Units Issued...........        92       413        503        534         26         60
Units Redeemed.........      (366)     (295)      (116)      (153)      (105)      (217)
                           ------      ----       ----       ----       ----       ----
  Net Increase
     (Decrease)........      (274)      118        387        381        (79)      (157)
                           ======      ====       ====       ====       ====       ====




Not all investment divisions are available under all policies.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III



--------------------------------------------------------------------------------




          MAINSTAY VP           MAINSTAY VP                                 MAINSTAY VP
            COMMON             CONSERVATIVE           MAINSTAY VP           DEVELOPING
            STOCK--            ALLOCATION--          CONVERTIBLE--           GROWTH--
         SERVICE CLASS         SERVICE CLASS         SERVICE CLASS         SERVICE CLASS
      ------------------    ------------------    ------------------    ------------------
        2008       2007       2008       2007       2008       2007       2008       2007
      ------------------------------------------------------------------------------------


          98       132       1,783      1,753        289        210         89       107
         (91)      (49)       (838)      (355)      (120)       (66)       (70)      (19)
        ----       ---       -----      -----       ----       ----       ----       ---
           7        83         945      1,398        169        144         19        88
        ====       ===       =====      =====       ====       ====       ====       ===



          28        52         564        786        207        185         16        65
         (16)       (2)       (150)       (86)       (78)       (16)       (37)       (3)
        ----       ---       -----      -----       ----       ----       ----       ---
          12        50         414        700        129        169        (21)       62
        ====       ===       =====      =====       ====       ====       ====       ===



          32       105       1,130      1,501        190        246         25        91
        (166)      (94)       (203)      (135)      (223)      (148)      (123)      (23)
        ----       ---       -----      -----       ----       ----       ----       ---
        (134)       11         927      1,366        (33)        98        (98)       68
        ====       ===       =====      =====       ====       ====       ====       ===



         146       271       1,318      1,270        534        330         71       108
        (216)      (74)       (154)       (45)      (168)      (171)       (60)      (24)
        ----       ---       -----      -----       ----       ----       ----       ---
         (70)      197       1,164      1,225        366        159         11        84
        ====       ===       =====      =====       ====       ====       ====       ===



           3        13          98        174         36         43          6        17
         (10)       (6)        (26)       (19)       (23)       (19)       (10)       (3)
        ----       ---       -----      -----       ----       ----       ----       ---
          (7)        7          72        155         13         24         (4)       14
        ====       ===       =====      =====       ====       ====       ====       ===



          75       137         604      1,374        367        288         65       161
        (133)      (53)       (100)       (97)      (111)       (95)      (100)      (18)
        ----       ---       -----      -----       ----       ----       ----       ---
         (58)       84         504      1,277        256        193        (35)      143
        ====       ===       =====      =====       ====       ====       ====       ===


--------------------------------------------------------------------------------








                                                                          MAINSTAY VP
                              MAINSTAY VP           MAINSTAY VP             GROWTH
                            FLOATING RATE--        GOVERNMENT--          ALLOCATION--
                             SERVICE CLASS         SERVICE CLASS         SERVICE CLASS
                          ------------------    ------------------    ------------------
                            2008       2007       2008       2007       2008       2007
                          --------------------------------------------------------------

SERIES I POLICIES
Units Issued...........       292      1,555     1,193        245      1,013      1,371
Units Redeemed.........    (1,661)    (3,107)     (151)       (60)      (287)      (264)
                           ------     ------     -----       ----      -----      -----
  Net Increase
     (Decrease)........    (1,369)    (1,552)    1,042        185        726      1,107
                           ======     ======     =====       ====      =====      =====


SERIES II POLICIES
Units Issued...........       174      1,035       596        147         46        108
Units Redeemed.........      (816)      (449)     (129)       (12)       (33)       (23)
                           ------     ------     -----       ----      -----      -----
  Net Increase
     (Decrease)........      (642)       586       467        135         13         85
                           ======     ======     =====       ====      =====      =====


SERIES III POLICIES
Units Issued...........        81      1,415     1,795        180        163        774
Units Redeemed.........    (1,924)      (487)     (194)      (148)       (64)       (51)
                           ------     ------     -----       ----      -----      -----
  Net Increase
     (Decrease)........    (1,843)       928     1,601         32         99        723
                           ======     ======     =====       ====      =====      =====


SERIES IV POLICIES
Units Issued...........       225      1,899     1,699        287        617        637
Units Redeemed.........    (1,850)      (344)     (205)      (113)       (76)       (30)
                           ------     ------     -----       ----      -----      -----
  Net Increase
     (Decrease)........    (1,625)     1,555     1,494        174        541        607
                           ======     ======     =====       ====      =====      =====


SERIES V POLICIES
Units Issued...........        34        188        39        120         17         37
Units Redeemed.........       (75)      (194)      (70)       (22)       (23)       (15)
                           ------     ------     -----       ----      -----      -----
  Net Increase
     (Decrease)........       (41)        (6)      (31)        98         (6)        22
                           ======     ======     =====       ====      =====      =====


SERIES VI POLICIES
Units Issued...........       112      1,133     1,338        386        322        783
Units Redeemed.........    (1,065)      (411)     (128)       (58)      (139)       (42)
                           ------     ------     -----       ----      -----      -----
  Net Increase
     (Decrease)........      (953)       722     1,210        328        183        741
                           ======     ======     =====       ====      =====      =====




Not all investment divisions are available under all policies.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III



--------------------------------------------------------------------------------








          MAINSTAY VP           MAINSTAY VP                                 MAINSTAY VP
          HIGH YIELD            ICAP SELECT           MAINSTAY VP          INTERNATIONAL
       CORPORATE BOND--          EQUITY--          INCOME & GROWTH--         EQUITY--
         SERVICE CLASS         SERVICE CLASS         SERVICE CLASS         SERVICE CLASS
      ------------------    ------------------    ------------------    ------------------
        2008       2007       2008       2007       2008       2007       2008       2007
      ------------------------------------------------------------------------------------


          611      1,064     1,576        792        --          59        323        536
         (944)      (331)     (159)       (39)       --        (431)      (266)       (69)
       ------     ------     -----      -----        --        ----       ----       ----
         (333)       733     1,417        753        --        (372)        57        467
       ======     ======     =====      =====        ==        ====       ====       ====



          337        850       257        328        --          23        105        290
         (403)      (196)      (66)       (15)       --         (74)      (106)       (90)
       ------     ------     -----      -----        --        ----       ----       ----
          (66)       654       191        313        --         (51)        (1)       200
       ======     ======     =====      =====        ==        ====       ====       ====



          352      1,235     1,780      1,097        --          45        120        512
       (1,557)    (1,156)     (169)      (101)       --        (686)      (537)      (232)
       ------     ------     -----      -----        --        ----       ----       ----
       (1,205)        79     1,611        996        --        (641)      (417)       280
       ======     ======     =====      =====        ==        ====       ====       ====



          768      1,701     2,398      1,257        --          66        387        779
       (1,692)      (711)     (259)       (63)       --        (700)      (597)      (200)
       ------     ------     -----      -----        --        ----       ----       ----
         (924)       990     2,139      1,194        --        (634)      (210)       579
       ======     ======     =====      =====        ==        ====       ====       ====



           64        136        74         98        --           3         34         81
         (297)      (238)      (19)       (25)       --         (60)       (42)       (25)
       ------     ------     -----      -----        --        ----       ----       ----
         (233)      (102)       55         73        --         (57)        (8)        56
       ======     ======     =====      =====        ==        ====       ====       ====



          583      1,388     1,616      1,096        --          51        214        674
         (837)      (645)     (141)       (97)       --        (610)      (420)      (402)
       ------     ------     -----      -----        --        ----       ----       ----
         (254)       743     1,475        999        --        (559)      (206)       272
       ======     ======     =====      =====        ==        ====       ====       ====


--------------------------------------------------------------------------------









                              MAINSTAY VP           MAINSTAY VP           MAINSTAY VP
                          LARGE CAP GROWTH--      MID CAP CORE--       MID CAP GROWTH--
                             SERVICE CLASS         SERVICE CLASS         SERVICE CLASS
                          ------------------    ------------------    ------------------
                            2008       2007       2008       2007       2008       2007
                          --------------------------------------------------------------

SERIES I POLICIES
Units Issued...........      249       190         152        251        168        223
Units Redeemed.........      (50)      (23)       (126)       (61)      (203)       (97)
                            ----       ---        ----       ----       ----       ----
  Net Increase
     (Decrease)........      199       167          26        190        (35)       126
                            ====       ===        ====       ====       ====       ====


SERIES II POLICIES
Units Issued...........      103        58          34        126         44         76
Units Redeemed.........      (13)       (6)        (22)       (14)       (13)       (18)
                            ----       ---        ----       ----       ----       ----
  Net Increase
     (Decrease)........       90        52          12        112         31         58
                            ====       ===        ====       ====       ====       ====


SERIES III POLICIES
Units Issued...........      239       228          43        192         68        134
Units Redeemed.........      (44)      (53)       (249)      (157)      (378)      (204)
                            ----       ---        ----       ----       ----       ----
  Net Increase
     (Decrease)........      195       175        (206)        35       (310)       (70)
                            ====       ===        ====       ====       ====       ====


SERIES IV POLICIES
Units Issued...........      858       298         128        330         95        204
Units Redeemed.........     (118)      (41)       (262)       (83)      (340)      (231)
                            ----       ---        ----       ----       ----       ----
  Net Increase
     (Decrease)........      740       257        (134)       247       (245)       (27)
                            ====       ===        ====       ====       ====       ====


SERIES V POLICIES
Units Issued...........       39        28           9         28          2         13
Units Redeemed.........       (9)       (7)        (40)       (27)       (18)       (21)
                            ----       ---        ----       ----       ----       ----
  Net Increase
     (Decrease)........       30        21         (31)         1        (16)        (8)
                            ====       ===        ====       ====       ====       ====


SERIES VI POLICIES
Units Issued...........      265       366          78        255         88        272
Units Redeemed.........      (54)      (39)       (289)      (166)      (393)       (93)
                            ----       ---        ----       ----       ----       ----
  Net Increase
     (Decrease)........      211       327        (211)        89       (305)       179
                            ====       ===        ====       ====       ====       ====




Not all investment divisions are available under all policies.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III



--------------------------------------------------------------------------------







                                                      MAINSTAY VP
                                MAINSTAY VP            MODERATE
          MAINSTAY VP            MODERATE               GROWTH              MAINSTAY VP           MAINSTAY VP
        MID CAP VALUE--        ALLOCATION--          ALLOCATION--         S&P 500 INDEX--     SMALL CAP GROWTH--
         SERVICE CLASS         SERVICE CLASS         SERVICE CLASS         SERVICE CLASS         SERVICE CLASS
      ------------------    ------------------    ------------------    ------------------    ------------------
        2008       2007       2008       2007       2008       2007       2008       2007       2008       2007
      ----------------------------------------------------------------------------------------------------------


         191        310      2,218      2,528      2,045      2,881        370        565        109        144
        (278)      (104)      (859)      (604)      (746)      (455)      (411)      (258)      (139)       (84)
        ----       ----      -----      -----      -----      -----       ----       ----       ----       ----
         (87)       206      1,359      1,924      1,299      2,426        (41)       307        (30)        60
        ====       ====      =====      =====      =====      =====       ====       ====       ====       ====



          53        129        516        560        206        285         52        163         15         28
         (40)       (24)      (188)       (27)      (122)       (45)       (61)       (14)       (13)        (3)
        ----       ----      -----      -----      -----      -----       ----       ----       ----       ----
          13        105        328        533         84        240         (9)       149          2         25
        ====       ====      =====      =====      =====      =====       ====       ====       ====       ====



          46        209      1,002      1,640        609      1,578        125        330         13         55
        (599)      (392)      (177)      (108)      (248)      (133)      (599)      (820)      (195)      (218)
        ----       ----      -----      -----      -----      -----       ----       ----       ----       ----
        (553)      (183)       825      1,532        361      1,445       (474)      (490)      (182)      (163)
        ====       ====      =====      =====      =====      =====       ====       ====       ====       ====



         133        430      1,745      2,036      1,815      1,691        160        493         42         80
        (583)      (215)      (260)      (108)      (220)      (100)      (495)      (437)      (190)      (137)
        ----       ----      -----      -----      -----      -----       ----       ----       ----       ----
        (450)       215      1,485      1,928      1,595      1,591       (335)        56       (148)       (57)
        ====       ====      =====      =====      =====      =====       ====       ====       ====       ====



           9         23         94        207         49        106         12         62          1          8
         (43)       (35)       (91)       (19)       (78)        (6)       (65)       (35)       (10)       (20)
        ----       ----      -----      -----      -----      -----       ----       ----       ----       ----
         (34)       (12)         3        188        (29)       100        (53)        27         (9)       (12)
        ====       ====      =====      =====      =====      =====       ====       ====       ====       ====



          60        254      1,175      1,356        624      1,813        187        415         29         94
        (331)      (268)      (142)      (140)      (427)       (61)      (290)      (341)       (90)      (101)
        ----       ----      -----      -----      -----      -----       ----       ----       ----       ----
        (271)       (14)     1,033      1,216        197      1,752       (103)        74        (61)        (7)
        ====       ====      =====      =====      =====      =====       ====       ====       ====       ====


--------------------------------------------------------------------------------









                              MAINSTAY VP           MAINSTAY VP         ALGER AMERICAN
                            TOTAL RETURN--            VALUE--          SMALLCAP GROWTH--
                             SERVICE CLASS         SERVICE CLASS        CLASS S SHARES
                          ------------------    ------------------    ------------------
                            2008       2007       2008       2007       2008       2007
                          --------------------------------------------------------------

SERIES I POLICIES
Units Issued...........       88        100          64       231         40         87
Units Redeemed.........     (103)       (74)     (1,338)      (78)       (79)       (59)
                            ----       ----      ------      ----       ----       ----
  Net Increase
     (Decrease)........      (15)        26      (1,274)      153        (39)        28
                            ====       ====      ======      ====       ====       ====


SERIES II POLICIES
Units Issued...........       64         25          12       118          1         28
Units Redeemed.........       (5)        (5)       (188)      (12)       (12)        (5)
                            ----       ----      ------      ----       ----       ----
  Net Increase
     (Decrease)........       59         20        (176)      106        (11)        23
                            ====       ====      ======      ====       ====       ====


SERIES III POLICIES
Units Issued...........       19         61          16       169          8         55
Units Redeemed.........     (201)      (214)     (1,945)     (243)      (122)       (93)
                            ----       ----      ------      ----       ----       ----
  Net Increase
     (Decrease)........     (182)      (153)     (1,929)      (74)      (114)       (38)
                            ====       ====      ======      ====       ====       ====


SERIES IV POLICIES
Units Issued...........       22         56          62       275          9         99
Units Redeemed.........     (140)       (91)     (1,924)     (166)      (168)      (125)
                            ----       ----      ------      ----       ----       ----
  Net Increase
     (Decrease)........     (118)       (35)     (1,862)      109       (159)       (26)
                            ====       ====      ======      ====       ====       ====


SERIES V POLICIES
Units Issued...........        1          4           2        28         --          4
Units Redeemed.........      (21)        (7)        (83)      (12)        (8)       (12)
                            ----       ----      ------      ----       ----       ----
  Net Increase
     (Decrease)........      (20)        (3)        (81)       16         (8)        (8)
                            ====       ====      ======      ====       ====       ====


SERIES VI POLICIES
Units Issued...........       16         51          41       256          2         90
Units Redeemed.........      (78)       (88)     (1,494)     (241)       (97)       (99)
                            ----       ----      ------      ----       ----       ----
  Net Increase
     (Decrease)........      (62)       (37)     (1,453)       15        (95)        (9)
                            ====       ====      ======      ====       ====       ====




Not all investment divisions are available under all policies.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III



--------------------------------------------------------------------------------








      COLUMBIA SMALL CAP        DREYFUS IP
          VALUE FUND,           TECHNOLOGY          FIDELITY(R) VIP       FIDELITY(R) VIP
       VARIABLE SERIES--         GROWTH--           CONTRAFUND(R)--       EQUITY-INCOME--
            CLASS B           SERVICE SHARES        SERVICE CLASS 2       SERVICE CLASS 2
      ------------------    ------------------    ------------------    ------------------
        2008       2007       2008       2007       2008       2007       2008       2007
      ------------------------------------------------------------------------------------


          95        165        73         92         582        729        286        455
        (238)      (166)      (60)       (43)       (236)      (151)      (271)       (93)
        ----       ----       ---        ---        ----      -----       ----       ----
        (143)        (1)       13         49         346        578         15        362
        ====       ====       ===        ===        ====      =====       ====       ====



          19         88        42         45         198        324         69        254
         (51)        (8)      (16)        (4)       (142)       (62)      (138)       (44)
        ----       ----       ---        ---        ----      -----       ----       ----
         (32)        80        26         41          56        262        (69)       210
        ====       ====       ===        ===        ====      =====       ====       ====



          46         92        13         31         347        619        113        424
        (114)      (210)      (81)       (51)       (386)      (461)      (540)      (133)
        ----       ----       ---        ---        ----      -----       ----       ----
         (68)      (118)      (68)       (20)        (39)       158       (427)       291
        ====       ====       ===        ===        ====      =====       ====       ====



          77        233       115         91         842      1,172        273        601
        (156)       (40)      (40)       (85)       (620)      (281)      (291)      (176)
        ----       ----       ---        ---        ----      -----       ----       ----
         (79)       193        75          6         222        891        (18)       425
        ====       ====       ===        ===        ====      =====       ====       ====



          14         16        19          6          64        116         11         90
         (22)        (9)       (3)       (10)        (63)       (52)      (101)      (122)
        ----       ----       ---        ---        ----      -----       ----       ----
          (8)         7        16         (4)          1         64        (90)       (32)
        ====       ====       ===        ===        ====      =====       ====       ====



          35        146        41         51         480        761        142        535
         (81)      (231)      (55)       (22)       (368)      (319)      (338)      (276)
        ----       ----       ---        ---        ----      -----       ----       ----
         (46)       (85)      (14)        29         112        442       (196)       259
        ====       ====       ===        ===        ====      =====       ====       ====


--------------------------------------------------------------------------------









                              FIDELITY(R)           JANUS ASPEN       JANUS ASPEN SERIES
                             VIP MID CAP--       SERIES BALANCED--    WORLDWIDE GROWTH--
                            SERVICE CLASS 2       SERVICE SHARES        SERVICE SHARES
                          ------------------    ------------------    ------------------
                            2008       2007       2008       2007       2008       2007
                          --------------------------------------------------------------

SERIES I POLICIES
Units Issued...........      276        338        301        253        88        113
Units Redeemed.........     (697)      (578)      (158)      (108)      (44)       (44)
                            ----       ----       ----       ----       ---        ---
  Net Increase
     (Decrease)........     (421)      (240)       143        145        44         69
                            ====       ====       ====       ====       ===        ===


SERIES II POLICIES
Units Issued...........       54        112        148        114        26         53
Units Redeemed.........      (31)       (25)       (46)        (5)      (21)        (1)
                            ----       ----       ----       ----       ---        ---
  Net Increase
     (Decrease)........       23         87        102        109         5         52
                            ====       ====       ====       ====       ===        ===


SERIES III POLICIES
Units Issued...........       84        220        126        213        36         66
Units Redeemed.........     (427)      (340)      (205)      (182)      (92)       (29)
                            ----       ----       ----       ----       ---        ---
  Net Increase
     (Decrease)........     (343)      (120)       (79)        31       (56)        37
                            ====       ====       ====       ====       ===        ===


SERIES IV POLICIES
Units Issued...........      326        448        430        423        80        101
Units Redeemed.........     (327)      (167)      (234)      (180)      (41)       (58)
                            ----       ----       ----       ----       ---        ---
  Net Increase
     (Decrease)........       (1)       281        196        243        39         43
                            ====       ====       ====       ====       ===        ===


SERIES V POLICIES
Units Issued...........       27         26         29         77        10          5
Units Redeemed.........      (28)       (50)       (47)       (33)      (11)       (14)
                            ----       ----       ----       ----       ---        ---
  Net Increase
     (Decrease)........       (1)       (24)       (18)        44        (1)        (9)
                            ====       ====       ====       ====       ===        ===


SERIES VI POLICIES
Units Issued...........      190        283        203        173        59        102
Units Redeemed.........     (193)      (206)       (85)      (103)      (39)       (24)
                            ----       ----       ----       ----       ---        ---
  Net Increase
     (Decrease)........       (3)        77        118         70        20         78
                            ====       ====       ====       ====       ===        ===




Not all investment divisions are available under all policies.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III



--------------------------------------------------------------------------------







                                                                         NEUBERGER BERMAN
                                                                            AMT MID-CAP
       MFS(R) INVESTORS           MFS(R)                MFS(R)                GROWTH
        TRUST SERIES--       RESEARCH SERIES--    UTILITIES SERIES--        PORTFOLIO--
         SERVICE CLASS         SERVICE CLASS         SERVICE CLASS            CLASS S
      ------------------    ------------------    ------------------    ------------------
        2008       2007       2008       2007       2008       2007       2008       2007
      ------------------------------------------------------------------------------------


         27         13         19         21          671     1,700        92        210
         (7)        (9)       (21)        (8)      (1,316)     (602)      (81)       (45)
        ---        ---        ---        ---       ------     -----       ---        ---
         20          4         (2)        13         (645)    1,098        11        165
        ===        ===        ===        ===       ======     =====       ===        ===



          9          2          3          9          206       454        10         42
         (2)        (1)        (5)        --         (245)      (80)      (19)        (1)
        ---        ---        ---        ---       ------     -----       ---        ---
          7          1         (2)         9          (39)      374        (9)        41
        ===        ===        ===        ===       ======     =====       ===        ===



         20         27         13         28          227     1,236        23        185
        (10)        (7)        (9)       (10)        (802)     (217)      (69)       (20)
        ---        ---        ---        ---       ------     -----       ---        ---
         10         20          4         18         (575)    1,019       (46)       165
        ===        ===        ===        ===       ======     =====       ===        ===



         28         24         16         25          544     1,275        64        147
        (24)        (4)       (24)       (23)        (704)     (168)      (25)       (17)
        ---        ---        ---        ---       ------     -----       ---        ---
          4         20         (8)         2         (160)    1,107        39        130
        ===        ===        ===        ===       ======     =====       ===        ===



          5          1          2          2           50       137        20          9
         (1)        (1)        --         --          (83)      (34)       (3)        (1)
        ---        ---        ---        ---       ------     -----       ---        ---
          4         --          2          2          (33)      103        17          8
        ===        ===        ===        ===       ======     =====       ===        ===



         17          9         18         16          454     1,341        49        182
        (23)       (11)       (22)        (9)        (630)     (216)      (69)       (15)
        ---        ---        ---        ---       ------     -----       ---        ---
         (6)        (2)        (4)         7         (176)    1,125       (20)       167
        ===        ===        ===        ===       ======     =====       ===        ===


--------------------------------------------------------------------------------








                                                  VAN KAMPEN UIF          VICTORY VIF
                             T. ROWE PRICE           EMERGING             DIVERSIFIED
                             EQUITY INCOME       MARKETS EQUITY--           STOCK--
                             PORTFOLIO--II           CLASS II           CLASS A SHARES
                          ------------------    ------------------    ------------------
                            2008       2007       2008       2007       2008       2007
                          --------------------------------------------------------------

SERIES I POLICIES
Units Issued...........      298        432        185        199        79          68
Units Redeemed.........     (266)      (114)       (74)       (34)      (58)       (101)
                            ----       ----       ----       ----       ---        ----
  Net Increase
     (Decrease)........       32        318        111        165        21         (33)
                            ====       ====       ====       ====       ===        ====


SERIES II POLICIES
Units Issued...........      106        260         73        105        28          27
Units Redeemed.........     (112)       (75)       (53)       (10)       (8)         (4)
                            ----       ----       ----       ----       ---        ----
  Net Increase
     (Decrease)........       (6)       185         20         95        20          23
                            ====       ====       ====       ====       ===        ====


SERIES III POLICIES
Units Issued...........       73        347        113        197        32          51
Units Redeemed.........     (481)      (476)      (105)       (67)      (27)        (15)
                            ----       ----       ----       ----       ---        ----
  Net Increase
     (Decrease)........     (408)      (129)         8        130         5          36
                            ====       ====       ====       ====       ===        ====


SERIES IV POLICIES
Units Issued...........      428        864        162        273       121          70
Units Redeemed.........     (875)      (270)      (171)       (52)      (29)        (18)
                            ----       ----       ----       ----       ---        ----
  Net Increase
     (Decrease)........     (447)       594         (9)       221        92          52
                            ====       ====       ====       ====       ===        ====


SERIES V POLICIES
Units Issued...........       53        132         14         24        20           6
Units Redeemed.........     (136)      (104)        (7)       (13)       (1)         (9)
                            ----       ----       ----       ----       ---        ----
  Net Increase
     (Decrease)........      (83)        28          7         11        19          (3)
                            ====       ====       ====       ====       ===        ====


SERIES VI POLICIES
Units Issued...........      165        651        141        219        41          31
Units Redeemed.........     (496)      (256)      (132)      (135)      (17)        (49)
                            ----       ----       ----       ----       ---        ----
  Net Increase
     (Decrease)........     (331)       395          9         84        24         (18)
                            ====       ====       ====       ====       ===        ====




Not all investment divisions are available under all policies.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III


                      (THIS PAGE INTENTIONALLY LEFT BLANK)

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's):

--------------------------------------------------------------------------------

The following table presents financial highlights for each Investment Division as of December 31, 2008, 2007, 2006, 2005, and 2004:






                                                        MAINSTAY VP
                                                    BOND--INITIAL CLASS
                                     ------------------------------------------------
                                       2008      2007      2006      2005      2004
                                     ------------------------------------------------

SERIES I POLICIES (a)
Net Assets.........................   $86,749  $103,808  $116,353  $143,751  $165,678
Units Outstanding..................     4,854     5,935     6,999     8,911    10,346
Variable Accumulation Unit Value...   $ 17.87  $  17.47  $  16.64  $  16.14  $  16.01
Total Return.......................      2.3%      5.0%      3.1%      0.8%      2.6%
Investment Income Ratio............      4.0%      3.5%      1.1%      3.0%      3.3%

SERIES II POLICIES (b)
Net Assets.........................   $   660  $    936  $    959  $  1,139  $  1,250
Units Outstanding..................        46        66        71        87        96
Variable Accumulation Unit Value...   $ 14.42  $  14.12  $  13.46  $  13.08  $  13.00
Total Return.......................      2.1%      4.9%      2.9%      0.6%      2.5%
Investment Income Ratio............      3.6%      3.4%      1.1%      3.1%      3.2%

SERIES III POLICIES (c)
Net Assets.........................   $38,193  $ 39,600  $ 40,200  $ 46,639  $ 53,616
Units Outstanding..................     2,710     2,869     3,053     3,643     4,212
Variable Accumulation Unit Value...   $ 14.10  $  13.81  $  13.17  $  12.80  $  12.73
Total Return.......................      2.1%      4.8%      2.9%      0.6%      2.4%
Investment Income Ratio............      4.2%      3.7%      1.1%      3.0%      3.3%

SERIES IV POLICIES (d)
Net Assets.........................   $11,916  $ 12,065  $ 11,976  $ 13,277  $ 14,522
Units Outstanding..................       940       971     1,014     1,158     1,276
Variable Accumulation Unit Value...   $ 12.68  $  12.40  $  11.82  $  11.47  $  11.39
Total Return.......................      2.2%      5.0%      3.0%      0.7%      2.6%
Investment Income Ratio............      4.1%      3.6%      1.1%      3.1%      3.4%

SERIES V POLICIES (e)
Net Assets.........................   $   188  $    208  $    240  $    271  $    274
Units Outstanding..................        16        17        21        25        25
Variable Accumulation Unit Value...   $ 12.09  $  11.88  $  11.36  $  11.07  $  11.03
Total Return.......................      1.8%      4.6%      2.6%      0.3%      2.2%
Investment Income Ratio............      4.1%      3.4%      1.1%      3.2%      3.2%

SERIES VI POLICIES (f)
Net Assets.........................   $    --  $     --  $     --  $     --  $     --
Units Outstanding..................        --        --        --        --        --
Variable Accumulation Unit Value...   $    --  $     --  $     --  $     --  $     --
Total Return.......................        --        --        --        --        --
Investment Income Ratio............        --        --        --        --        --



Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

During the year that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the year.

(a) Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b) Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c) Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d) Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e) Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f) Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III



--------------------------------------------------------------------------------








                        MainStay VP                                       MainStay VP
            Capital Appreciation--Initial Class                         Cash Management
      -----------------------------------------------  ------------------------------------------------
        2008     2007      2006      2005      2004      2008      2007      2006      2005      2004
      -------------------------------------------------------------------------------------------------


      $95,684  $198,461  $226,445  $282,124  $338,179  $173,656  $121,912   $94,109  $104,359  $125,022
        7,796     9,739    12,330    15,825    20,255   127,879    90,100    71,765    82,631   100,042
      $ 12.28  $  20.37  $  18.38  $  17.85  $  16.70  $   1.36  $   1.35   $  1.31  $   1.27  $   1.25
       (39.7%)    10.8%      3.0%      6.9%      2.7%      0.8%      3.4%      3.1%      1.5%     (0.6%)
         0.5%      0.1%      0.3%        --      0.2%      2.1%      4.7%      4.5%      2.9%      0.8%


      $   102  $    256  $    344  $    652  $    862  $ 27,184  $ 13,015   $ 5,265  $  3,519  $  3,728
           22        34        50        98       138    24,265    11,758     4,894     3,332     3,618
      $  4.58  $   7.61  $   6.87  $   6.68  $   6.26  $   1.12  $   1.11   $  1.08  $   1.04  $   1.03
       (39.8%)    10.7%      2.8%      6.8%      2.6%      0.6%      3.2%      3.0%      1.4%     (0.7%)
         0.5%      0.1%      0.3%        --      0.2%      2.0%      4.7%      4.5%      2.8%      0.8%


      $ 8,325  $ 16,543  $ 17,425  $ 20,832  $ 23,810  $136,011  $ 79,545   $44,139  $ 41,117  $ 40,778
        1,997     2,389     2,784     3,416     4,168   124,224    71,971    41,247    38,715    39,941
      $  4.17  $   6.93  $   6.26  $   6.09  $   5.71  $   1.10  $   1.10   $  1.06  $   1.03  $   1.02
       (39.8%)    10.6%      2.8%      6.7%      2.5%      0.6%      3.2%      2.9%      1.3%     (0.8%)
         0.5%      0.1%      0.3%        --      0.2%      2.0%      4.7%      4.5%      2.9%      0.8%


      $ 3,740  $  6,849  $  7,542  $  8,595  $  8,988  $114,583  $ 42,684   $26,243  $ 19,248  $ 17,481
          531       586       715       839       937   106,914    39,964    25,518    18,974    17,751
      $  7.04  $  11.69  $  10.55  $  10.25  $   9.59  $   1.07  $   1.06   $  1.03  $   1.00  $   0.98
       (39.8%)    10.8%      2.9%      6.9%      2.7%      0.7%      3.3%      3.1%      1.5%     (0.6%)
         0.6%      0.1%      0.3%        --      0.2%      1.9%      4.7%      4.5%      2.9%      0.9%


      $     5  $      8  $      7  $     30  $     58  $  9,319  $  4,304   $ 3,113  $  2,154  $  2,339
            1         1         1         2         5     8,666     4,102     3,075     2,184     2,397
      $  8.47  $  14.12  $  12.80  $  12.49  $  11.73  $   1.05  $   1.04   $  1.01  $   0.99  $   0.98
       (40.0%)    10.3%      2.5%      6.4%      2.2%      0.3%      2.9%      2.7%      1.1%     (1.0%)
         0.6%      0.1%      0.3%        --      0.3%      1.9%      4.7%      4.5%      2.9%      0.8%


      $    --  $     --  $     --  $     --  $     --  $ 63,907  $ 20,615   $11,521  $  7,743  $  9,581
           --        --        --        --        --    60,512    19,513    11,138     7,833     9,734
      $    --  $     --  $     --  $     --  $     --  $   1.06  $   1.05   $  1.02  $   1.00  $   0.98
           --        --        --        --        --      0.4%      3.0%      2.8%      1.2%     (0.9%)
           --        --        --        --        --      1.9%      4.7%      4.5%      2.9%      1.0%

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------








                                                        MAINSTAY VP
                                                COMMON STOCK--INITIAL CLASS
                                     ------------------------------------------------
                                       2008      2007      2006      2005      2004
                                     ------------------------------------------------

SERIES I POLICIES (a)
Net Assets.........................   $89,607  $181,427  $217,729  $234,431  $270,485
Units Outstanding..................     5,082     6,457     8,043     9,934    12,168
Variable Accumulation Unit Value...   $ 17.63  $  28.11  $  27.11  $  23.61  $  22.23
Total Return.......................    (37.3%)     3.7%     14.9%      6.2%      9.4%
Investment Income Ratio............      1.4%      1.2%      0.5%      0.9%      1.4%

SERIES II POLICIES (b)
Net Assets.........................   $   343  $    604  $    684  $    902  $  1,065
Units Outstanding..................        56        62        72       110       137
Variable Accumulation Unit Value...   $  6.11  $   9.76  $   9.43  $   8.22  $   7.75
Total Return.......................    (37.4%)     3.5%     14.7%      6.0%      9.2%
Investment Income Ratio............      1.5%      1.2%      0.5%      0.9%      1.4%

SERIES III POLICIES (c)
Net Assets.........................   $13,910  $ 26,757  $ 30,739  $ 30,004  $ 32,680
Units Outstanding..................     2,267     2,725     3,244     3,632     4,192
Variable Accumulation Unit Value...   $  6.13  $   9.80  $   9.47  $   8.26  $   7.80
Total Return.......................    (37.4%)     3.5%     14.6%      6.0%      9.1%
Investment Income Ratio............      1.4%      1.2%      0.6%      1.0%      1.4%

SERIES IV POLICIES (d)
Net Assets.........................   $ 5,006  $  9,415  $  9,783  $  9,394  $  9,421
Units Outstanding..................       575       678       730       805       856
Variable Accumulation Unit Value...   $  8.71  $  13.89  $  13.41  $  11.68  $  11.00
Total Return.......................    (37.3%)     3.6%     14.8%      6.1%      9.3%
Investment Income Ratio............      1.4%      1.3%      0.6%      1.0%      1.4%

SERIES V POLICIES (e)
Net Assets.........................   $    51  $    114  $    121  $    316  $    325
Units Outstanding..................         5         7         8        24        26
Variable Accumulation Unit Value...   $  9.64  $  15.44  $  14.96  $  13.08  $  12.38
Total Return.......................    (37.6%)     3.2%     14.4%      5.7%      8.9%
Investment Income Ratio............      1.5%      1.2%      0.3%      1.1%      1.6%

SERIES VI POLICIES (f)
Net Assets.........................   $    --  $     --  $     --  $     --  $     --
Units Outstanding..................        --        --        --        --        --
Variable Accumulation Unit Value...   $    --  $     --  $     --  $     --  $     --
Total Return.......................        --        --        --        --        --
Investment Income Ratio............        --        --        --        --        --



Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

During the year that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the year.

(a) Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b) Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c) Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d) Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e) Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f) Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III



--------------------------------------------------------------------------------








                        MAINSTAY VP                                        MAINSTAY VP
                 CONVERTIBLE--INITIAL CLASS                     DEVELOPING GROWTH--INITIAL CLASS
      -----------------------------------------------  --------------------------------------------------
        2008     2007      2006      2005      2004      2008      2007       2006       2005      2004
      ---------------------------------------------------------------------------------------------------


      $62,517  $119,531  $129,667  $143,841  $162,933   $ 7,469  $ 18,278    $14,757    $15,387   $24,385
        4,241     5,245     6,442     7,778     9,263       166     1,275      1,389      1,609     2,817
      $ 14.75  $  22.80  $  20.13  $  18.49  $  17.59   $  7.42   $ 14.26    $ 10.62    $  9.57   $  8.66
       (35.3%)    13.3%      8.9%      5.1%      4.6%    (48.0%)    34.2%      11.1%      10.5%      4.4%
         2.0%      2.2%      2.2%      1.5%      1.8%        --        --         --         --        --

      $   663  $  1,182  $  1,254  $  1,313  $  1,516   $   105   $   212    $   178    $   188   $   174
           80        92       111       126       153        15        15         18         21        21
      $  8.27  $  12.81  $  11.33  $  10.42  $   9.93   $  7.06   $ 13.58    $ 10.13    $  9.14   $  8.28
       (35.4%)    13.1%      8.7%      5.0%      4.5%    (48.0%)    34.0%      10.9%      10.3%      4.2%
         2.1%      2.2%      2.2%      1.4%      1.9%        --        --         --         --        --

      $20,103  $ 35,196  $ 32,850  $ 34,249  $ 41,714   $ 3,648   $ 8,932    $ 6,163    $ 5,528   $ 5,538
        2,540     2,876     3,037     3,436     4,391       518       656        606        603       666
      $  7.90  $  12.24  $  10.83  $   9.97  $   9.50   $  7.07   $ 13.62    $ 10.17    $  9.17   $  8.32
       (35.5%)    13.0%      8.7%      4.9%      4.4%    (48.1%)    33.9%      10.8%      10.3%      4.2%
         2.1%      2.3%      2.3%      1.4%      1.9%        --        --         --         --        --

      $ 7,926  $ 12,384  $ 11,775  $ 12,116  $ 12,704   $ 1,070   $ 2,147    $ 1,544    $ 1,575   $ 1,530
          811       819       881       987     1,087       114       118        115        130       139
      $  9.78  $  15.13  $  13.36  $  12.28  $  11.68   $  9.41   $ 18.09    $ 13.48    $ 12.15   $ 11.00
       (35.4%)    13.2%      8.8%      5.1%      4.6%    (48.0%)    34.1%      11.0%      10.4%      4.3%
         2.2%      2.3%      2.3%      1.5%      1.9%        --        --         --         --        --

      $   255  $    423  $    464  $    229  $    246   $    77   $   164    $     9    $    15   $    14
           24        26        32        17        19         7         7          1          1         1
      $ 10.67  $  16.57  $  14.70  $  13.56  $  12.96   $ 11.49   $ 22.17    $ 16.59    $ 15.01   $ 13.64
       (35.6%)    12.8%      8.4%      4.7%      4.2%    (48.2%)    33.6%      10.6%      10.0%      3.9%
         2.1%      2.2%      4.8%      1.5%      2.0%        --        --         --         --        --

      $    --  $     --  $     --  $     --  $     --   $    --   $    --    $    --    $    --   $    --
           --        --        --        --        --        --        --         --         --        --
      $    --  $     --  $     --  $     --  $     --   $    --   $    --    $    --    $    --   $    --
           --        --        --        --        --        --        --         --         --        --
           --        --        --        --        --        --        --         --         --        --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------








                                                        MAINSTAY VP
                                                 GOVERNMENT--INITIAL CLASS
                                     ------------------------------------------------
                                       2008      2007      2006      2005      2004
                                     ------------------------------------------------

SERIES I POLICIES (a)
Net Assets.........................   $86,408   $70,190   $82,614  $105,432  $127,522
Units Outstanding..................     4,740     4,166     5,160     6,756     8,248
Variable Accumulation Unit Value...   $ 18.24   $ 16.85   $ 16.02  $  15.61  $  15.46
Total Return.......................      8.3%      5.2%      2.6%      1.0%      1.9%
Investment Income Ratio............      3.2%      4.6%      0.9%      2.9%      3.7%

SERIES II POLICIES (b)
Net Assets.........................   $   514   $   579   $   721  $  1,063  $  1,442
Units Outstanding..................        36        43        57        86       117
Variable Accumulation Unit Value...   $ 14.41   $ 13.33   $ 12.69  $  12.38  $  12.28
Total Return.......................      8.1%      5.0%      2.5%      0.8%      1.7%
Investment Income Ratio............      2.7%      4.3%      0.8%      2.8%      3.7%

SERIES III POLICIES (c)
Net Assets.........................   $36,740   $30,102   $31,736  $ 37,741  $ 46,405
Units Outstanding..................     2,597     2,290     2,535     3,086     3,823
Variable Accumulation Unit Value...   $ 14.21   $ 13.15   $ 12.53  $  12.23  $  12.14
Total Return.......................      8.1%      5.0%      2.4%      0.8%      1.7%
Investment Income Ratio............      3.2%      4.7%      1.0%      2.8%      3.7%

SERIES IV POLICIES (d)
Net Assets.........................   $11,635   $ 9,360   $10,147  $ 11,975  $ 13,857
Units Outstanding..................       900       783       893     1,082     1,262
Variable Accumulation Unit Value...   $ 12.93   $ 11.95   $ 11.36  $  11.08  $  10.98
Total Return.......................      8.2%      5.1%      2.6%      0.9%      1.8%
Investment Income Ratio............      3.3%      4.7%      0.9%      2.9%      3.7%

SERIES V POLICIES (e)
Net Assets.........................   $   144   $   183   $   217  $    301  $    361
Units Outstanding..................        12        16        20        28        34
Variable Accumulation Unit Value...   $ 12.37   $ 11.48   $ 10.96  $  10.73  $  10.68
Total Return.......................      7.8%      4.7%      2.1%      0.5%      1.4%
Investment Income Ratio............      2.7%      4.8%      0.9%      2.9%      2.7%

SERIES VI POLICIES (f)
Net Assets.........................   $    --   $    --   $    --  $     --  $     --
Units Outstanding..................        --        --        --        --        --
Variable Accumulation Unit Value...   $    --   $    --   $    --  $     --  $     --
Total Return.......................        --        --        --        --        --
Investment Income Ratio............        --        --        --        --        --



Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

During the year that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the year.

(a) Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b) Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c) Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d) Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e) Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f) Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III



--------------------------------------------------------------------------------







                         MAINSTAY VP
                         HIGH YIELD                                        MAINSTAY VP
                CORPORATE BOND--INITIAL CLASS                   ICAP SELECT EQUITY--INITIAL CLASS
      ------------------------------------------------  ------------------------------------------------
        2008      2007      2006      2005      2004      2008      2007      2006      2005      2004
      --------------------------------------------------------------------------------------------------


      $217,881  $382,936  $475,318  $532,635  $623,762  $106,056   $66,251   $36,095   $33,772   $37,374
        11,326    14,914    18,683    23,132    27,478    11,955     4,594     2,640     2,904     3,342
      $  19.22  $  25.68  $  25.46  $  23.05  $  22.70  $   8.87   $ 14.42   $ 13.68   $ 11.63   $ 11.18
        (25.2%)     0.9%     10.5%      1.5%     11.2%    (38.5%)     5.4%     17.6%      4.0%      9.8%
          8.4%      6.2%      1.8%      5.5%      6.9%      0.6%      0.6%      0.3%      0.9%      1.0%

      $  1,840  $  2,223  $  3,736  $  3,072  $  5,698  $    896   $   583   $   306   $   336   $   395
           152       137       232       213       396       110        45        24        31        38
      $  12.10  $  16.19  $  16.07  $  14.57  $  14.38  $   8.16   $ 13.27   $ 12.62   $ 10.74   $ 10.34
        (25.3%)     0.7%     10.3%      1.4%     11.0%    (38.6%)     5.2%     17.5%      3.8%      9.7%
          8.7%      5.2%      2.2%      4.3%      7.5%      0.6%      0.6%      0.2%      0.8%      1.0%

      $ 57,001  $ 93,011  $103,150  $105,143  $124,365  $ 31,234   $21,862   $13,419   $11,362   $13,234
         4,799     5,857     6,543     7,353     8,808     3,890     1,672     1,080     1,073     1,296
      $  11.86  $  15.88  $  15.77  $  14.31  $  14.12  $   8.03   $ 13.08   $ 12.44   $ 10.59   $ 10.21
        (25.3%)     0.7%     10.3%      1.3%     10.9%    (38.6%)     5.2%     17.4%      3.8%      9.6%
          8.6%      6.3%      1.9%      5.6%      7.2%      0.6%      0.6%      0.3%      0.9%      1.0%

      $ 19,633  $ 30,072  $ 34,662  $ 37,289  $ 42,153  $  9,592   $ 6,279   $ 3,829   $ 3,129   $ 3,137
         1,609     1,842     2,142     2,554     2,920     1,096       441       283       272       284
      $  12.20  $  16.31  $  16.17  $  14.65  $  14.44  $   8.75   $ 14.23   $ 13.51   $ 11.49   $ 11.06
        (25.2%)     0.8%     10.4%      1.5%     11.1%    (38.5%)     5.3%     17.6%      3.9%      9.8%
          8.7%      6.4%      1.9%      5.6%      7.5%      0.6%      0.6%      0.3%      0.9%      1.0%

      $    191  $    418  $    914  $  1,179  $  1,399  $    111   $    77   $    42   $   282   $   273
            15        25        54        78        92        10         4         2        19        19
      $  12.65  $  16.99  $  16.91  $  15.38  $  15.22  $  11.31   $ 18.46   $ 17.60   $ 15.03   $ 14.52
        (25.5%)     0.4%     10.0%      1.1%     10.7%    (38.7%)     4.9%     17.1%      3.5%      9.3%
          8.7%      4.7%      1.8%      6.6%      8.8%      0.6%      0.6%        --      1.0%      1.0%

      $     --  $     --  $     --  $     --  $     --  $     --   $    --   $    --   $    --   $    --
            --        --        --        --        --        --        --        --        --        --
      $     --  $     --  $     --  $     --  $     --  $     --   $    --   $    --   $    --   $    --
            --        --        --        --        --        --        --        --        --        --
            --        --        --        --        --        --        --        --        --        --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------








                                                       MAINSTAY VP
                                              INCOME & GROWTH--INITIAL CLASS
                                     -----------------------------------------------
                                       2008      2007      2006      2005      2004
                                     -----------------------------------------------

SERIES I POLICIES (a)
Net Assets.........................     $--    $     --   $37,676   $42,001  $46,438
Units Outstanding..................      --          --     2,835     3,636    4,151
Variable Accumulation Unit Value...     $--         $--   $ 13.31   $ 11.55  $ 11.19
Total Return.......................      --          --     15.2%      3.2%    11.1%
Investment Income Ratio............      --          --      0.6%      1.1%     1.7%

SERIES II POLICIES (b)
Net Assets.........................     $--         $--   $   177   $   314  $   316
Units Outstanding..................      --          --        16        33       34
Variable Accumulation Unit Value...     $--         $--   $ 10.96   $  9.52  $  9.24
Total Return.......................      --          --     15.1%      3.1%    10.9%
Investment Income Ratio............      --          --      0.4%      1.1%     1.7%

SERIES III POLICIES (c)
Net Assets.........................     $--         $--   $ 9,404   $ 8,863  $ 8,690
Units Outstanding..................      --          --       876       949      959
Variable Accumulation Unit Value...     $--         $--   $ 10.74   $  9.34  $  9.06
Total Return.......................      --          --     15.0%      3.0%    10.9%
Investment Income Ratio............      --          --      0.6%      1.2%     1.8%

SERIES IV POLICIES (d)
Net Assets.........................     $--         $--   $ 2,554   $ 2,369  $ 2,452
Units Outstanding..................      --          --       187       200      214
Variable Accumulation Unit Value...     $--         $--   $ 13.64   $ 11.85  $ 11.48
Total Return.......................      --          --     15.2%      3.2%    11.0%
Investment Income Ratio............      --          --      0.6%      1.1%     1.8%

SERIES V POLICIES (e)
Net Assets.........................     $--         $--   $    24   $    66  $    12
Units Outstanding..................      --          --         2         5        1
Variable Accumulation Unit Value...     $--         $--   $ 14.90   $ 13.00  $ 12.65
Total Return.......................      --          --     14.6%      2.8%    10.6%
Investment Income Ratio............      --          --      0.3%      1.6%     1.1%

SERIES VI POLICIES (f)
Net Assets.........................     $--         $--   $    --   $    --  $    --
Units Outstanding..................      --          --        --        --       --
Variable Accumulation Unit Value...     $--         $--   $    --   $    --  $    --
Total Return.......................      --          --        --        --       --
Investment Income Ratio............      --          --        --        --       --



Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

During the year that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the year.

(a) Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b) Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c) Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d) Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e) Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f) Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III



--------------------------------------------------------------------------------








                         MAINSTAY VP                                       MAINSTAY VP
             INTERNATIONAL EQUITY--INITIAL CLASS                 LARGE CAP GROWTH--INITIAL CLASS
      ------------------------------------------------  ------------------------------------------------
        2008      2007      2006      2005      2004      2008      2007      2006      2005      2004
      --------------------------------------------------------------------------------------------------


       $45,986   $84,428   $90,947   $67,127   $52,910   $29,821   $56,461   $56,353   $63,856   $79,285
         2,432     3,273     3,643     3,484     2,925     3,167     3,618     4,322     5,180     6,615
       $ 18.92   $ 25.81   $ 24.94   $ 19.26   $ 18.09   $  9.42   $ 15.61   $ 13.04   $ 12.33   $ 11.98
        (26.7%)     3.5%     29.5%      6.5%     15.7%    (39.7%)    19.7%      5.7%      2.9%     (3.7%)
          1.3%      0.6%      0.3%      1.8%      1.1%      0.1%        --      0.1%        --      0.2%

       $   596   $ 1,125   $ 1,182   $   633   $   577   $   193   $   391   $   339   $   439   $   473
            52        72        78        54        52        37        44        47        64        71
       $ 11.46   $ 15.66   $ 15.16   $ 11.72   $ 11.02   $  5.23   $  8.68   $  7.27   $  6.88   $  6.70
        (26.8%)     3.3%     29.3%      6.3%     15.5%    (39.7%)    19.5%      5.6%      2.7%     (3.8%)
          1.3%      0.6%      0.3%      1.6%      0.9%      0.1%        --      0.1%        --      0.2%

       $17,757   $29,445   $30,076   $18,508   $15,214   $ 6,856   $12,304   $10,746   $10,732   $13,389
         1,549     1,879     1,981     1,576     1,377     1,542     1,654     1,735     1,827     2,343
       $ 11.47   $ 15.68   $ 15.18   $ 11.75   $ 11.05   $  4.46   $  7.40   $  6.19   $  5.87   $  5.72
        (26.9%)     3.3%     29.2%      6.3%     15.5%    (39.8%)    19.4%      5.5%      2.7%     (3.9%)
          1.4%      0.6%      0.3%      1.7%      1.1%      0.1%        --      0.1%        --      0.2%

       $ 5,824   $ 9,134   $ 8,631   $ 5,810   $ 4,582   $ 2,422   $ 3,646   $ 3,039   $ 3,000   $ 3,497
           427       490       478       417       351       322       292       291       304       364
       $ 13.64   $ 18.62   $ 18.01   $ 13.91   $ 13.07   $  7.52   $ 12.48   $ 10.43   $  9.87   $  9.60
        (26.7%)     3.4%     29.4%      6.4%     15.7%    (39.7%)    19.6%      5.7%      2.9%     (3.7%)
          1.4%      0.7%      0.3%      1.8%      1.0%      0.1%        --      0.1%        --      0.2%


       $    63   $    86   $ 1,858   $   386   $   375   $   172   $   260   $   101   $    90   $    77
             4         4        94        25        26        19        17         8         8         7
       $ 14.78   $ 20.26   $ 19.67   $ 15.26   $ 14.39   $  8.94   $ 14.88   $ 12.49   $ 11.87   $ 11.58
        (27.0%)     3.0%     28.9%      6.0%     15.2%    (39.9%)    19.1%      5.3%      2.4%     (4.1%)
          1.5%      0.5%      0.8%      1.8%      1.4%      0.1%        --      0.1%        --      0.3%

       $    --   $    --   $    --   $    --   $    --   $    --   $    --   $    --   $    --   $    --
            --        --        --        --        --        --        --        --        --        --
       $    --   $    --   $    --   $    --   $    --   $    --   $    --   $    --   $    --   $    --
            --        --        --        --        --        --        --        --        --        --
            --        --        --        --        --        --        --        --        --        --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------








                                                        MAINSTAY VP
                                                MID CAP CORE--INITIAL CLASS
                                     ------------------------------------------------
                                       2008      2007      2006      2005      2004
                                     ------------------------------------------------

SERIES I POLICIES (a)
Net Assets.........................   $19,107   $44,024   $48,130   $47,318   $38,315
Units Outstanding..................       363     2,539     2,876     3,204     2,964
Variable Accumulation Unit Value...   $  9.87   $ 17.34   $ 16.74   $ 14.77   $ 12.92
Total Return.......................    (43.0%)     3.6%     13.4%     14.3%     20.5%
Investment Income Ratio............      0.3%      0.4%        --      0.6%      0.6%

SERIES II POLICIES (b)
Net Assets.........................   $   174   $   355   $   468   $   313   $   155
Units Outstanding..................        16        19        26        20        11
Variable Accumulation Unit Value...   $ 10.58   $ 18.60   $ 17.98   $ 15.89   $ 13.93
Total Return.......................    (43.1%)     3.4%     13.2%     14.1%     20.3%
Investment Income Ratio............      0.3%      0.3%        --      0.7%      0.4%

SERIES III POLICIES (c)
Net Assets.........................   $ 8,230   $18,072   $20,399   $20,574   $15,820
Units Outstanding..................       810     1,012     1,182     1,348     1,182
Variable Accumulation Unit Value...   $ 10.15   $ 17.85   $ 17.27   $ 15.27   $ 13.39
Total Return.......................    (43.2%)     3.4%     13.1%     14.0%     20.3%
Investment Income Ratio............      0.3%      0.4%        --      0.6%      0.5%

SERIES IV POLICIES (d)
Net Assets.........................   $ 3,439   $ 7,041   $ 7,055   $ 6,824   $ 5,835
Units Outstanding..................       344       401       416       456       445
Variable Accumulation Unit Value...   $  9.99   $ 17.55   $ 16.95   $ 14.96   $ 13.10
Total Return.......................    (43.1%)     3.5%     13.3%     14.2%     20.4%
Investment Income Ratio............      0.3%      0.4%        --      0.6%      0.5%

SERIES V POLICIES (e)
Net Assets.........................   $    14   $    26   $    26   $    27   $    24
Units Outstanding..................         1         1         1         2         2
Variable Accumulation Unit Value...   $ 11.61   $ 20.48   $ 19.86   $ 17.60   $ 15.47
Total Return.......................    (43.3%)     3.1%     12.8%     13.7%     20.0%
Investment Income Ratio............      0.3%      0.4%        --      0.5%      0.3%

SERIES VI POLICIES (f)
Net Assets.........................   $    --   $    --   $    --   $    --   $    --
Units Outstanding..................        --        --        --        --        --
Variable Accumulation Unit Value...   $    --   $    --   $    --   $    --   $    --
Total Return.......................        --        --        --        --        --
Investment Income Ratio............        --        --        --        --        --



Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

During the year that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the year.

(a) Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b) Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c) Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d) Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e) Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f) Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III



--------------------------------------------------------------------------------








                         MAINSTAY VP                                       MAINSTAY VP
                MID CAP GROWTH--INITIAL CLASS                     MID CAP VALUE--INITIAL CLASS
      ------------------------------------------------  ------------------------------------------------
        2008      2007      2006      2005      2004      2008      2007      2006      2005      2004
      --------------------------------------------------------------------------------------------------


       $23,906   $60,357   $63,407   $66,803   $54,207   $34,773   $73,160   $90,427   $96,022   $89,742
           617     3,847     4,615     5,239     4,905       765     5,250     6,320     7,547     7,353
       $  8.57   $ 15.70   $ 13.75   $ 12.76   $ 11.05   $  9.29   $ 13.95   $ 14.31   $ 12.72   $ 12.20
        (45.4%)    14.2%      7.7%     15.5%     20.9%    (33.4%)    (2.5%)    12.5%      4.2%     15.9%
            --        --        --        --        --      1.5%      0.9%      0.1%      0.8%      0.9%


       $   120   $   293   $   365   $   470   $   292   $   254   $   455   $   614   $   715   $   807
            11        15        21        29        21        28        33        43        57        67
       $ 10.86   $ 19.94   $ 17.49   $ 16.26   $ 14.10   $  9.15   $ 13.76   $ 14.14   $ 12.59   $ 12.10
        (45.5%)    14.0%      7.5%     15.3%     20.7%    (33.5%)    (2.7%)    12.3%      4.1%     15.7%
            --        --        --        --        --      1.6%      0.9%      0.1%      0.7%      0.9%


       $ 9,835   $23,871   $23,626   $26,887   $22,005   $17,440   $34,312   $42,392   $43,214   $40,034
         1,143     1,505     1,697     2,077     1,958     1,878     2,456     2,953     3,378     3,255
       $  8.64   $ 15.87   $ 13.93   $ 12.96   $ 11.24   $  9.29   $ 13.97   $ 14.36   $ 12.79   $ 12.30
        (45.5%)    13.9%      7.5%     15.3%     20.7%    (33.5%)    (2.7%)    12.2%      4.0%     15.7%
            --        --        --        --        --      1.5%      0.9%      0.1%      0.8%      0.9%


       $ 4,317   $ 9,478   $ 9,021   $ 9,387   $ 7,944   $ 7,297   $12,987   $14,247   $13,991   $13,799
           462       553       600       672       657       806       955     1,021     1,127     1,158
       $  9.35   $ 17.15   $ 15.02   $ 13.96   $ 12.09   $  9.05   $ 13.60   $ 13.96   $ 12.42   $ 11.92
        (45.5%)    14.1%      7.7%     15.4%     20.8%    (33.4%)    (2.6%)    12.4%      4.2%     15.9%
            --        --        --        --        --      1.6%      1.0%      0.1%      0.8%      0.9%


       $    22   $    44   $    19   $    45   $   106   $    79   $   174   $   212   $   259   $   378
             2         2         1         2         6         9        13        15        21        32
       $ 13.28   $ 24.45   $ 21.51   $ 20.06   $ 17.45   $  8.95   $ 13.50   $ 13.91   $ 12.42   $ 11.97
        (45.7%)    13.7%      7.2%     15.0%     20.4%    (33.7%)    (3.0%)    12.0%      3.8%     15.4%
            --        --        --        --        --      1.4%      0.9%      0.1%      0.6%      0.8%


       $    --   $    --   $    --   $    --   $    --   $    --   $    --   $    --   $    --   $    --
            --        --        --        --        --        --        --        --        --        --
       $    --   $    --   $    --   $    --   $    --   $    --   $    --   $    --   $    --   $    --
            --        --        --        --        --        --        --        --        --        --
            --        --        --        --        --        --        --        --        --        --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------








                                                        MAINSTAY VP
                                               S&P 500 INDEX--INITIAL CLASS
                                     ------------------------------------------------
                                       2008      2007      2006      2005      2004
                                     ------------------------------------------------

SERIES I POLICIES (a)
Net Assets.........................  $173,449  $356,727  $425,316  $463,829  $533,383
Units Outstanding..................    10,145    12,943    16,021    19,872    23,603
Variable Accumulation Unit Value...  $  17.13  $  27.58  $  26.58  $  23.35  $  22.60
Total Return.......................    (37.9%)     3.8%     13.8%      3.3%      9.0%
Investment Income Ratio............      2.1%      1.5%      0.5%      1.1%      1.5%

SERIES II POLICIES (b)
Net Assets.........................  $    592  $    964  $  1,128  $  1,578  $  1,797
Units Outstanding..................        92        93       112       179       210
Variable Accumulation Unit Value...  $   6.45  $  10.40  $  10.04  $   8.83  $   8.56
Total Return.......................    (38.0%)     3.6%     13.7%      3.2%      8.8%
Investment Income Ratio............      2.3%      1.5%      0.5%      1.1%      1.5%

SERIES III POLICIES (c)
Net Assets.........................  $ 30,579  $ 57,128  $ 71,942  $ 72,357  $ 76,899
Units Outstanding..................     4,880     5,662     7,380     8,434     9,241
Variable Accumulation Unit Value...  $   6.26  $  10.10  $   9.75  $   8.58  $   8.32
Total Return.......................    (38.0%)     3.6%     13.6%      3.1%      8.7%
Investment Income Ratio............      2.2%      1.5%      0.5%      1.2%      1.5%

SERIES IV POLICIES (d)
Net Assets.........................  $ 11,024  $ 20,632  $ 21,846  $ 21,290  $ 21,843
Units Outstanding..................     1,292     1,500     1,647     1,826     1,935
Variable Accumulation Unit Value...  $   8.54  $  13.76  $  13.26  $  11.66  $  11.29
Total Return.......................    (37.9%)     3.7%     13.8%      3.3%      8.9%
Investment Income Ratio............      2.2%      1.6%      0.5%      1.2%      1.6%

SERIES V POLICIES (e)
Net Assets.........................  $     87  $    190  $    191  $    345  $    414
Units Outstanding..................         9        12        12        25        31
Variable Accumulation Unit Value...  $  10.00  $  16.18  $  15.66  $  13.82  $  13.43
Total Return.......................    (38.2%)     3.3%     13.3%      2.9%      8.5%
Investment Income Ratio............      2.1%      1.6%      0.3%      1.1%      1.6%

SERIES VI POLICIES (f)
Net Assets.........................  $     --  $     --  $     --  $     --  $     --
Units Outstanding..................        --        --        --        --        --
Variable Accumulation Unit Value...  $     --  $     --  $     --  $     --  $     --
Total Return.......................        --        --        --        --        --
Investment Income Ratio............        --        --        --        --        --



Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

During the year that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the year.

(a) Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b) Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c) Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d) Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e) Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f) Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III



--------------------------------------------------------------------------------








                         MAINSTAY VP                                      MAINSTAY VP
               SMALL CAP GROWTH--INITIAL CLASS                    TOTAL RETURN--INITIAL CLASS
      ------------------------------------------------  -----------------------------------------------
        2008      2007      2006      2005      2004      2008     2007      2006      2005      2004
      -------------------------------------------------------------------------------------------------


       $11,033   $24,405   $33,405   $38,454   $45,369  $73,712  $133,026  $155,310  $179,431  $216,659
         1,744     2,292     2,996     3,613     4,375    4,775     6,205     7,691     9,593    12,145
       $  6.31   $ 10.65   $ 11.16   $ 10.64   $ 10.37  $ 15.45  $  21.45  $  20.23  $  18.74  $  17.84
        (40.8%)    (4.5%)     4.8%      2.6%      7.9%   (27.9%)     6.0%      8.0%      5.0%      4.9%
            --        --        --        --        --     3.1%      2.1%      0.6%      1.4%      1.6%


       $    57   $   105   $   167   $   363   $   449  $   201  $    336  $    365  $    500  $    724
             9        10        15        33        42       28        34        39        58        88
       $  6.43   $ 10.86   $ 11.40   $ 10.89   $ 10.63  $  7.06  $   9.81  $   9.27  $   8.60  $   8.20
        (40.9%)    (4.7%)     4.7%      2.5%      7.7%   (28.0%)     5.9%      7.8%      4.9%      4.7%
            --        --        --        --        --     3.3%      2.1%      0.5%      1.3%      1.0%


       $ 5,312   $10,880   $14,717   $16,095   $18,573  $ 9,148  $ 15,244  $ 17,053  $ 18,186  $ 21,718
           856     1,036     1,335     1,527     1,804    1,356     1,627     1,924     2,210     2,767
       $  6.22   $ 10.51   $ 11.04   $ 10.55   $ 10.30  $  6.75  $   9.38  $   8.87  $   8.23  $   7.85
        (40.9%)    (4.7%)     4.6%      2.4%      7.7%   (28.1%)     5.8%      7.8%      4.8%      4.7%
            --        --        --        --        --     3.2%      2.2%      0.6%      1.4%      1.7%


       $ 3,105   $ 6,073   $ 7,081   $ 7,745   $ 8,101  $ 3,385  $  5,942  $  6,426  $  6,488  $  6,866
           458       531       590       677       726      363       459       526       573       636
       $  6.78   $ 11.45   $ 12.00   $ 11.45   $ 11.16  $  9.33  $  12.95  $  12.22  $  11.33  $  10.79
        (40.8%)    (4.6%)     4.8%      2.6%      7.8%   (28.0%)     6.0%      7.9%      5.0%      4.8%
            --        --        --        --        --     3.2%      2.2%      0.6%      1.5%      1.7%


       $    26   $    51   $    57   $    78   $   130  $     9  $     48  $     46  $    308  $    351
             4         4         4         6        10        1         3         3        24        29
       $  7.42   $ 12.57   $ 13.23   $ 12.68   $ 12.41  $ 10.37  $  14.45  $  13.69  $  12.74  $  12.19
        (41.0%)    (5.0%)     4.4%      2.2%      7.4%   (28.3%)     5.5%      7.5%      4.6%      4.4%
            --        --        --        --        --     1.5%      2.3%      0.2%      1.4%      1.8%


       $    --   $    --   $    --   $    --   $    --  $    --  $     --  $     --  $     --  $     --
            --        --        --        --        --       --        --        --        --        --
       $    --   $    --   $    --   $    --   $    --  $    --  $     --  $     --  $     --  $     --
            --        --        --        --        --       --        --        --        --        --
            --        --        --        --        --       --        --        --        --        --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------








                                                        MAINSTAY VP
                                                   VALUE--INITIAL CLASS
                                     ------------------------------------------------
                                       2008      2007      2006      2005      2004
                                     ------------------------------------------------

SERIES I POLICIES (a)
Net Assets.........................     $--    $151,097  $183,429  $184,372  $205,052
Units Outstanding..................      --       6,108     7,477     8,804    10,255
Variable Accumulation Unit Value...     $--    $  24.74  $  24.56  $  20.95  $  19.99
Total Return.......................      --        0.8%     17.2%      4.8%      9.7%
Investment Income Ratio............      --        1.5%      0.4%      1.1%      1.1%

SERIES II POLICIES (b)
Net Assets.........................     $--    $    956  $    729  $    936  $  1,017
Units Outstanding..................      --          67        51        77        87
Variable Accumulation Unit Value...     $--    $  14.37  $  14.28  $  12.20  $  11.66
Total Return.......................      --        0.6%     17.0%      4.6%      9.6%
Investment Income Ratio............      --        1.7%      0.3%      1.1%      1.1%

SERIES III POLICIES (c)
Net Assets.........................     $--    $ 39,764  $ 45,206  $ 42,103  $ 40,492
Units Outstanding..................      --       2,903     3,319     3,616     3,635
Variable Accumulation Unit Value...     $--    $  13.70  $  13.63  $  11.65  $  11.14
Total Return.......................      --        0.6%     17.0%      4.6%      9.5%
Investment Income Ratio............      --        1.5%      0.4%      1.2%      1.2%

SERIES IV POLICIES (d)
Net Assets.........................     $--    $ 11,288  $ 12,559  $ 11,565  $ 11,987
Units Outstanding..................      --         865       967     1,046     1,135
Variable Accumulation Unit Value...     $--    $  13.05  $  12.95  $  11.06  $  10.56
Total Return.......................      --        0.7%     17.2%      4.7%      9.7%
Investment Income Ratio............      --        1.6%      0.4%      1.2%      1.2%

SERIES V POLICIES (e)
Net Assets.........................     $--    $    122  $    131  $    179  $    234
Units Outstanding..................      --           9         9        15        21
Variable Accumulation Unit Value...     $--    $  13.92  $  13.87  $  11.89  $  11.40
Total Return.......................      --        0.3%     16.7%      4.3%      9.2%
Investment Income Ratio............      --        1.5%      0.3%      1.0%      1.1%

SERIES VI POLICIES (f)
Net Assets.........................     $--    $     --  $     --  $     --  $     --
Units Outstanding..................      --          --        --        --        --
Variable Accumulation Unit Value...     $--    $     --  $     --  $     --  $     --
Total Return.......................      --          --        --        --        --
Investment Income Ratio............      --          --        --        --        --



Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

During the year that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the year.

(a) Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b) Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c) Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d) Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e) Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f) Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III



--------------------------------------------------------------------------------






                                                                           CVS CALVERT
                       ALGER AMERICAN                                        SOCIAL
                      SMALLCAP GROWTH--                                     BALANCED
                       CLASS O SHARES                                       PORTFOLIO
      ------------------------------------------------  ------------------------------------------------
        2008      2007      2006      2005      2004      2008      2007      2006      2005      2004
      --------------------------------------------------------------------------------------------------


       $24,555   $60,436   $67,921   $66,237   $64,616   $12,030   $21,345   $25,281   $28,572   $30,071
         2,981     3,861     5,028     5,793     6,515       880     1,057     1,268     1,536     1,684
       $  8.24   $ 15.64   $ 13.53   $ 11.43   $  9.92   $ 13.69   $ 20.22   $ 19.96   $ 18.61   $ 17.86
        (47.3%)    15.6%     18.3%     15.3%     15.0%    (32.3%)     1.3%      7.3%      4.2%      6.8%
            --        --        --        --        --      2.3%      2.2%      2.1%      1.7%      1.7%


       $   188   $   379   $   410   $   430   $   442   $   119   $   239   $   213   $   155   $   157
            33        35        43        54        64        17        23        21        16        17
       $  5.73   $ 10.89   $  9.44   $  7.99   $  6.94   $  7.08   $ 10.47   $ 10.35   $  9.66   $  9.29
        (47.4%)    15.4%     18.2%     15.1%     14.8%    (32.4%)     1.2%      7.1%      4.0%      6.6%
            --        --        --        --        --      2.1%      2.3%      2.4%      1.9%      1.6%


       $ 5,512   $13,722   $14,487   $12,448   $12,381   $ 5,567   $ 9,243   $10,060   $10,766   $10,514
         1,044     1,361     1,660     1,686     1,925       811       911     1,004     1,148     1,166
       $  5.30   $ 10.08   $  8.74   $  7.40   $  6.43   $  6.86   $ 10.15   $ 10.03   $  9.37   $  9.02
        (47.5%)    15.4%     18.1%     15.0%     14.7%    (32.4%)     1.1%      7.0%      4.0%      6.5%
            --        --        --        --        --      2.4%      2.3%      2.2%      1.8%      1.8%


       $ 1,618   $ 3,672   $ 3,658   $ 3,090   $ 2,438   $ 3,371   $ 5,649   $ 5,824   $ 5,075   $ 4,417
           148       179       202       204       185       381       432       451       421       382
       $ 10.94   $ 20.78   $ 17.98   $ 15.20   $ 13.20   $  8.86   $ 13.09   $ 12.92   $ 12.06   $ 11.58
        (47.4%)    15.6%     18.3%     15.2%     14.9%    (32.3%)     1.3%      7.2%      4.1%      6.7%
            --        --        --        --        --      2.4%      2.4%      2.4%      1.9%      2.1%


       $    32   $    77   $    88   $   133   $   147   $   470   $   809   $   867   $   833   $   751
             3         3         4         7         9        50        58        62        64        60
       $ 12.62   $ 24.07   $ 20.91   $ 17.75   $ 15.47   $  9.45   $ 14.02   $ 13.90   $ 13.02   $ 12.55
        (47.6%)    15.1%     17.8%     14.7%     14.4%    (32.6%)     0.9%      6.8%      3.7%      6.3%
            --        --        --        --        --      2.4%      2.5%      2.4%      1.9%      2.7%


       $    --   $    --   $    --   $    --   $    --   $ 1,803   $ 2,832   $ 2,954   $ 2,345   $ 1,673
            --        --        --        --        --       208       220       232       197       146
       $    --   $    --   $    --   $    --   $    --   $  8.68   $ 12.87   $ 12.74   $ 11.92   $ 11.48
            --        --        --        --        --    (32.5%)     1.0%      6.9%      3.8%      6.4%
            --        --        --        --        --      2.5%      2.4%      2.6%      2.1%      2.5%

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------







                                                        DREYFUS IP
                                                    TECHNOLOGY GROWTH--
                                                      INITIAL SHARES
                                     ------------------------------------------------
                                       2008      2007      2006      2005      2004
                                     ------------------------------------------------

SERIES I POLICIES (a)
Net Assets.........................   $ 4,887   $11,014   $11,723   $12,609   $16,780
Units Outstanding..................       817     1,065     1,284     1,423     1,936
Variable Accumulation Unit Value...   $  5.99   $ 10.32   $  9.12   $  8.87   $  8.67
Total Return.......................    (42.0%)    13.1%      2.9%      2.3%     (0.9%)
Investment Income Ratio............        --        --        --        --        --

SERIES II POLICIES (b)
Net Assets.........................   $    97   $   217   $   224   $    91   $   113
Units Outstanding..................        13        17        20         8        11
Variable Accumulation Unit Value...   $  7.25   $ 12.51   $ 11.08   $ 10.79   $ 10.56
Total Return.......................    (42.1%)    13.0%      2.7%      2.2%     (1.1%)
Investment Income Ratio............        --        --        --        --        --

SERIES III POLICIES (c)
Net Assets.........................   $ 2,692   $ 5,640   $ 5,428   $ 6,397   $ 8,362
Units Outstanding..................       447       541       590       715       952
Variable Accumulation Unit Value...   $  6.02   $ 10.40   $  9.21   $  8.98   $  8.79
Total Return.......................    (42.1%)    12.9%      2.6%      2.1%     (1.1%)
Investment Income Ratio............        --        --        --        --        --

SERIES IV POLICIES (d)
Net Assets.........................   $   865   $ 1,863   $ 1,885   $ 2,156   $ 2,402
Units Outstanding..................       119       148       170       200       228
Variable Accumulation Unit Value...   $  7.27   $ 12.54   $ 11.09   $ 10.79   $ 10.55
Total Return.......................    (42.0%)    13.1%      2.8%      2.3%     (1.0%)
Investment Income Ratio............        --        --        --        --        --

SERIES V POLICIES (e)
Net Assets.........................   $    48   $    69   $    48   $    45   $    29
Units Outstanding..................         5         4         3         3         2
Variable Accumulation Unit Value...   $  9.48   $ 16.42   $ 14.58   $ 14.24   $ 13.97
Total Return.......................    (42.3%)    12.6%      2.4%      1.9%     (1.4%)
Investment Income Ratio............        --        --        --        --        --

SERIES VI POLICIES (f)
Net Assets.........................   $    --   $    --   $    --   $    --   $    --
Units Outstanding..................        --        --        --        --        --
Variable Accumulation Unit Value...   $    --   $    --   $    --   $    --   $    --
Total Return.......................        --        --        --        --        --
Investment Income Ratio............        --        --        --        --        --



Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

During the year that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the year.

(a) Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b) Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c) Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d) Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e) Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f) Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III



--------------------------------------------------------------------------------







                         FIDELITY(R)                                       FIDELITY(R)
                     VIP CONTRAFUND(R)--                               VIP EQUITY-INCOME--
                        INITIAL CLASS                                     INITIAL CLASS
      ------------------------------------------------  ------------------------------------------------
        2008      2007      2006      2005      2004      2008      2007      2006      2005      2004
      --------------------------------------------------------------------------------------------------



      $141,011  $310,382  $328,808  $346,947  $319,270   $60,955  $143,891  $176,652  $173,409  $189,506
         8,044    10,034    12,342    14,328    15,206     4,926     6,579     8,089     9,399    10,725
      $  17.53  $  30.93  $  26.67  $  24.21  $  21.00   $ 12.38  $  21.89  $  21.86  $  18.45  $  17.67
        (43.3%)    16.0%     10.2%     15.3%     13.9%    (43.5%)     0.1%     18.5%      4.4%     10.0%
          0.9%      0.9%      1.3%      0.3%      0.3%      2.2%      1.7%      3.3%      1.7%      1.5%


      $  1,023  $  2,180  $  1,816  $  1,588  $  1,465   $   374  $    903  $    934  $    662  $  1,372
           112       135       130       126       133        47        64        66        55       119
      $   9.14  $  16.15  $  13.95  $  12.68  $  11.02   $  8.00  $  14.17  $  14.17  $  11.97  $  11.49
        (43.4%)    15.8%     10.0%     15.1%     13.7%    (43.5%)       --     18.3%      4.2%      9.8%
          0.9%      0.9%      1.3%      0.3%      0.3%      2.1%      1.8%      3.3%      1.8%      1.1%


      $ 31,735  $ 66,442  $ 62,163  $ 58,804  $ 48,944   $18,360  $ 39,194  $ 43,301  $ 37,734  $ 39,178
         3,620     4,290     4,646     4,831     4,625     2,337     2,817     3,115     3,203     3,465
      $   8.77  $  15.49  $  13.39  $  12.18  $  10.58   $  7.86  $  13.92  $  13.93  $  11.78  $  11.31
        (43.4%)    15.7%      9.9%     15.1%     13.6%    (43.6%)    (0.1%)    18.3%      4.2%      9.8%
          0.9%      0.9%      1.3%      0.3%      0.3%      2.4%      1.7%      3.4%      1.7%      1.5%


      $ 12,284  $ 23,041  $ 20,025  $ 18,030  $ 14,290   $ 4,916  $  9,960  $ 10,984  $  9,392  $  9,223
         1,188     1,261     1,269     1,259     1,149       613       700       772       782       801
      $  10.36  $  18.29  $  15.78  $  14.33  $  12.43   $  8.05  $  14.24  $  14.23  $  12.01  $  11.51
        (43.3%)    15.9%     10.1%     15.3%     13.8%    (43.5%)     0.1%     18.5%      4.3%      9.9%
          1.0%      1.0%      1.3%      0.3%      0.3%      2.4%      1.7%      3.3%      1.6%      1.5%


      $    229  $    518  $    628  $    732  $    526   $   124  $    304  $    465  $    694  $    651
            19        24        34        43        36        16        22        33        58        56
      $  12.08  $  21.40  $  18.54  $  16.91  $  14.73   $  7.94  $  14.11  $  14.15  $  12.00  $  11.54
        (43.6%)    15.4%      9.7%     14.8%     13.4%    (43.7%)    (0.3%)    18.0%      3.9%      9.5%
          1.0%      0.9%      1.3%      0.3%      0.3%      2.1%      1.9%      3.7%      1.6%      1.2%


      $     --  $     --  $     --  $     --  $     --   $    --  $     --  $     --  $     --  $     --
            --        --        --        --        --        --        --        --        --        --
      $     --  $     --  $     --  $     --  $     --   $    --  $     --  $     --  $     --  $     --
            --        --        --        --        --        --        --        --        --        --
            --        --        --        --        --        --        --        --        --        --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------







                                                    JANUS ASPEN SERIES
                                                        BALANCED--
                                                   INSTITUTIONAL SHARES
                                     ------------------------------------------------
                                       2008      2007      2006      2005      2004
                                     ------------------------------------------------

SERIES I POLICIES (a)
Net Assets.........................  $210,949  $322,937  $378,517  $438,220  $501,432
Units Outstanding..................     9,780    12,429    15,886    20,068    24,437
Variable Accumulation Unit Value...  $  21.57  $  25.99  $  23.85  $  21.84  $  20.52
Total Return.......................    (17.0%)     9.0%      9.2%      6.5%      7.0%
Investment Income Ratio............      2.6%      2.5%      2.1%      2.2%      2.2%

SERIES II POLICIES (b)
Net Assets.........................  $  1,022  $  1,447  $  1,377  $  1,886  $  2,176
Units Outstanding..................        92       109       112       167       205
Variable Accumulation Unit Value...  $  11.10  $  13.40  $  12.31  $  11.29  $  10.62
Total Return.......................    (17.1%)     8.8%      9.0%      6.3%      6.9%
Investment Income Ratio............      2.6%      2.6%      2.1%      2.2%      2.1%

SERIES III POLICIES (c)
Net Assets.........................  $ 42,100  $ 58,855  $ 62,239  $ 65,609  $ 74,259
Units Outstanding..................     4,039     4,677     5,382     6,178     7,429
Variable Accumulation Unit Value...  $  10.42  $  12.59  $  11.57  $  10.62  $  10.00
Total Return.......................    (17.2%)     8.8%      9.0%      6.2%      6.8%
Investment Income Ratio............      2.6%      2.5%      2.1%      2.2%      2.2%

SERIES IV POLICIES (d)
Net Assets.........................  $ 13,714  $ 18,624  $ 19,557  $ 19,881  $ 21,177
Units Outstanding..................     1,182     1,332     1,523     1,691     1,916
Variable Accumulation Unit Value...  $  11.60  $  13.98  $  12.83  $  11.76  $  11.05
Total Return.......................    (17.1%)     8.9%      9.1%      6.4%      7.0%
Investment Income Ratio............      2.6%      2.5%      2.1%      2.3%      2.3%

SERIES V POLICIES (e)
Net Assets.........................  $    194  $    323  $    414  $    680  $    647
Units Outstanding..................        16        23        32        56        57
Variable Accumulation Unit Value...  $  11.79  $  14.27  $  13.15  $  12.10  $  11.42
Total Return.......................    (17.4%)     8.5%      8.7%      6.0%      6.5%
Investment Income Ratio............      2.5%      2.3%      2.0%      2.3%      2.4%

SERIES VI POLICIES (f)
Net Assets.........................  $     --  $     --  $     --  $     --  $     --
Units Outstanding..................        --        --        --        --        --
Variable Accumulation Unit Value...  $     --  $     --  $     --  $     --  $     --
Total Return.......................        --        --        --        --        --
Investment Income Ratio............        --        --        --        --        --



Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

During the year that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the year.

(a) Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b) Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c) Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d) Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e) Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f) Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III



--------------------------------------------------------------------------------







                     Janus Aspen Series                                      MFS(R)
                     Worldwide Growth--                             INVESTORS TRUST SERIES--
                    Institutional Shares                                 INITIAL CLASS
      ------------------------------------------------  -----------------------------------------------
        2008      2007      2006      2005      2004      2008     2007      2006      2005      2004
      -------------------------------------------------------------------------------------------------



       $65,724  $149,193  $173,489  $189,175  $231,574  $ 8,312   $16,463   $19,437   $21,375   $24,302
         6,031     7,468     9,403    11,939    15,251    1,050     1,374     1,764     2,160     2,599
       $ 10.90  $  19.97  $  18.48  $  15.85  $  15.18  $  7.91   $ 11.99   $ 11.03   $  9.90   $  9.35
        (45.4%)     8.1%     16.6%      4.4%      3.3%   (34.0%)     8.7%     11.4%      5.8%      9.8%
          1.2%      0.7%      1.7%      1.3%      1.0%     0.9%      0.9%      0.5%      0.6%      0.6%


       $   181  $    392  $    691  $    829  $    985  $   174   $   272   $   322   $   323   $   368
            39        46        88       123       152       25        26        33        37        44
       $  4.61  $   8.46  $   7.84  $   6.74  $   6.46  $  6.96   $ 10.57   $  9.73   $  8.75   $  8.28
        (45.5%)     7.9%     16.4%      4.2%      3.2%   (34.1%)     8.6%     11.3%      5.7%      9.6%
          1.2%      0.7%      1.8%      1.3%      0.9%     0.8%      0.9%      0.5%      0.6%      0.6%


       $ 7,222  $ 15,136  $ 15,213  $ 14,690  $ 16,987  $ 3,113   $ 5,209   $ 5,335   $ 5,819   $ 6,024
         1,713     1,951     2,115     2,375     2,864      456       502       558       677       740
       $  4.22  $   7.76  $   7.19  $   6.18  $   5.93  $  6.83   $ 10.37   $  9.56   $  8.60   $  8.14
        (45.5%)     7.9%     16.3%      4.2%      3.1%   (34.1%)     8.5%     11.2%      5.6%      9.6%
          1.2%      0.7%      1.8%      1.4%      1.0%     0.8%      0.8%      0.5%      0.6%      0.6%


       $ 2,701  $  5,875  $  6,014  $  5,713  $  6,016  $   778   $ 1,283   $ 1,334   $ 1,287   $ 1,319
           384       455       504       557       612       86        93       104       113       123
       $  7.04  $  12.91  $  11.94  $  10.25  $   9.83  $  9.08   $ 13.76   $ 12.67   $ 11.37   $ 10.75
        (45.5%)     8.0%     16.5%      4.3%      3.3%   (34.0%)     8.7%     11.4%      5.8%      9.8%
          1.2%      0.8%      1.8%      1.4%      1.0%     0.8%      0.8%      0.5%      0.6%      0.6%


       $    40  $     92  $     81  $    134  $    135  $    45   $    72   $    70   $    91   $    91
             5         6         5        10        11        4         4         4         6         7
       $  8.79  $  16.17  $  15.03  $  12.97  $  12.48  $ 11.30   $ 17.21   $ 15.90   $ 14.35   $ 13.62
        (45.7%)     7.6%     15.9%      3.9%      2.9%   (34.3%)     8.2%     10.8%      5.4%      9.3%
          1.2%      0.7%      1.6%      1.4%      1.2%     0.8%      0.8%      0.4%      0.6%      0.6%


       $    --  $     --  $     --  $     --  $     --  $    --   $    --   $    --   $    --   $    --
            --        --        --        --        --       --        --        --        --        --
       $    --  $     --  $     --  $     --  $     --  $    --   $    --   $    --   $    --   $    --
            --        --        --        --        --       --        --        --        --        --
            --        --        --        --        --       --        --        --        --        --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------







                                                          MFS(R)
                                                         RESEARCH
                                                  SERIES--INITIAL CLASS
                                     -----------------------------------------------
                                       2008     2007      2006      2005      2004
                                     -----------------------------------------------

SERIES I POLICIES (a)
Net Assets.........................  $ 9,961   $20,040   $25,440   $30,730   $34,542
Units Outstanding..................    1,211     1,536     2,180     2,867     3,422
Variable Accumulation Unit Value...  $  8.22   $ 13.05   $ 11.69   $ 10.73   $ 10.09
Total Return.......................   (37.0%)    11.6%      8.9%      6.3%     14.2%
Investment Income Ratio............     0.5%      0.7%      0.5%      0.5%      1.1%

SERIES II POLICIES (b)
Net Assets.........................  $    99   $   181   $   238   $   246   $   298
Units Outstanding..................       17        20        29        32        42
Variable Accumulation Unit Value...  $  5.79   $  9.20   $  8.25   $  7.59   $  7.15
Total Return.......................   (37.1%)    11.5%      8.8%      6.1%     14.1%
Investment Income Ratio............     0.5%      0.7%      0.5%      0.5%      1.1%

SERIES III POLICIES (c)
Net Assets.........................  $ 2,573   $ 5,125   $ 5,379   $ 5,561   $ 6,554
Units Outstanding..................      468       583       683       767       958
Variable Accumulation Unit Value...  $  5.53   $  8.79   $  7.89   $  7.26   $  6.84
Total Return.......................   (37.1%)    11.4%      8.7%      6.1%     14.0%
Investment Income Ratio............     0.5%      0.7%      0.5%      0.5%      1.1%

SERIES IV POLICIES (d)
Net Assets.........................  $   648   $ 1,094   $ 1,079   $ 1,131   $ 1,125
Units Outstanding..................       72        77        84        96       102
Variable Accumulation Unit Value...  $  9.00   $ 14.29   $ 12.80   $ 11.76   $ 11.07
Total Return.......................   (37.0%)    11.6%      8.9%      6.3%     14.2%
Investment Income Ratio............     0.5%      0.7%      0.5%      0.5%      1.1%

SERIES V POLICIES (e)
Net Assets.........................  $     4   $     6   $     7   $    22   $    27
Units Outstanding..................       --        --        --         2         2
Variable Accumulation Unit Value...  $ 10.76   $ 17.14   $ 15.43   $ 14.23   $ 13.44
Total Return.......................   (37.3%)    11.1%      8.4%      5.8%     13.7%
Investment Income Ratio............     0.5%      0.6%      0.9%      0.4%      0.5%

SERIES VI POLICIES (f)
Net Assets.........................  $    --   $    --   $    --   $    --   $    --
Units Outstanding..................       --        --        --        --        --
Variable Accumulation Unit Value...  $    --   $    --   $    --   $    --   $    --
Total Return.......................       --        --        --        --        --
Investment Income Ratio............       --        --        --        --        --



Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

During the year that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the year.

(a) Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b) Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c) Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d) Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e) Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f) Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III



--------------------------------------------------------------------------------







                           MFS(R)                                      NEUBERGER BERMAN
                         UTILITIES                                       AMT MID-CAP
                   SERIES--INITIAL CLASS                          GROWTH PORTFOLIO--CLASS I
      -----------------------------------------------  -----------------------------------------------
        2008     2007      2006      2005      2004      2008     2007      2006      2005      2004
      ------------------------------------------------------------------------------------------------


      $ 1,234   $2,435    $2,035    $2,771    $1,792   $ 1,185   $3,160    $3,195    $3,233    $3,795
           92      112       118       208       155       142      212       258       296       390
      $ 13.37   $21.76    $17.25    $13.33    $11.57   $  8.33   $14.92    $12.35    $10.92    $ 9.73
       (38.5%)   26.1%     29.4%     15.2%     28.4%    (44.2%)   20.8%     13.1%     12.2%     14.7%
         1.5%     0.9%      1.9%      0.5%      1.3%        --       --        --        --        --


      $    46   $   85    $   58    $   19    $   23   $    18   $   43    $   44    $   43    $   59
            3        3         3         1         2         2        3         3         4         6
      $ 15.64   $25.48    $20.24    $15.66    $13.61   $  8.53   $15.29    $12.68    $11.23    $10.02
       (38.6%)   25.9%     29.2%     15.0%     28.2%    (44.2%)   20.6%     12.9%     12.0%     14.5%
         1.5%     0.5%      1.3%      0.6%      1.3%        --       --        --        --        --


      $ 1,890   $3,574    $3,030    $2,247    $1,955   $ 1,441   $3,264    $3,034    $2,913    $3,531
          152      176       188       180       180       168      213       238       258       350
      $ 12.47   $20.33    $16.15    $12.50    $10.87   $  8.56   $15.36    $12.74    $11.28    $10.08
       (38.7%)   25.9%     29.2%     15.0%     28.1%    (44.3%)   20.6%     12.9%     11.9%     14.5%
         1.5%     1.0%      2.0%      0.6%      1.4%        --       --        --        --        --


      $   104   $  178    $  170    $  147    $  132   $   352   $  768    $  743    $  711    $  672
            5        5         7         7         8        29       36        42        45        48
      $ 20.20   $32.88    $26.08    $20.16    $17.50   $ 11.97   $21.44    $17.76    $15.71    $14.01
       (38.6%)   26.1%     29.4%     15.2%     28.3%    (44.2%)   20.8%     13.0%     12.1%     14.6%
         1.5%     1.0%      2.4%      0.6%      1.5%        --       --        --        --        --


      $    22   $   65    $   41    $   55    $   44   $    34   $   65    $   75    $  117    $  110
            1        2         2         3         3         3        3         4         8         8
      $ 17.74   $28.99    $23.09    $17.92    $15.62   $ 11.37   $20.45    $17.00    $15.11    $13.53
       (38.8%)   25.6%     28.9%     14.7%     27.8%    (44.4%)   20.3%     12.5%     11.7%     14.2%
         1.5%     0.9%      3.0%      0.6%      1.3%        --       --        --        --        --


      $    --   $   --    $   --    $   --    $   --   $    --   $   --    $   --    $   --    $   --
           --       --        --        --        --        --       --        --        --        --
      $    --   $   --    $   --    $   --    $   --   $    --   $   --    $   --    $   --    $   --
           --       --        --        --        --        --       --        --        --        --
           --       --        --        --        --        --       --        --        --        --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------






                                                     ROYCE                                 ROYCE
                                                   MICRO-CAP                             SMALL-CAP
                                                  PORTFOLIO--                           PORTFOLIO--
                                                INVESTMENT CLASS                      INVESTMENT CLASS
                                     -------------------------------------  -----------------------------------
                                       2008     2007      2006      2005      2008     2007      2006     2005
                                     --------------------------------------------------------------------------

SERIES I POLICIES (a)
Net Assets.........................  $11,402   $20,156   $15,285   $1,905   $11,583   $13,289   $11,550  $4,337
Units Outstanding..................    1,370     1,353     1,051      159     1,312     1,078       907     387
Variable Accumulation Unit Value...  $  8.32   $ 14.88   $ 14.51   $12.16   $  8.81   $ 12.27   $ 12.72  $11.18
Total Return.......................   (44.1%)     2.5%     19.4%    21.6%    (28.2%)    (3.5%)    13.8%   11.8%
Investment Income Ratio............     2.7%      1.5%      0.3%     1.5%      0.7%      0.1%      0.1%      --

SERIES II POLICIES (b)
Net Assets.........................  $   939   $ 1,311   $   642   $   46   $ 1,466   $ 1,355   $   645  $1,261
Units Outstanding..................      112        88        44        4       176       116        53     119
Variable Accumulation Unit Value...  $  8.36   $ 14.97   $ 14.62   $12.27   $  8.30   $ 11.58   $ 12.01  $10.56
Total Return.......................   (44.1%)     2.4%     19.2%    22.7%    (28.3%)    (3.6%)    13.7%    5.6%
Investment Income Ratio............     2.9%      1.7%      0.3%     1.5%      0.8%      0.1%        --      --

SERIES III POLICIES (c)
Net Assets.........................  $ 6,950   $12,085   $10,364   $1,555   $ 7,412   $ 8,700   $ 6,938  $2,400
Units Outstanding..................      848       822       719      133       868       734       563     221
Variable Accumulation Unit Value...  $  8.19   $ 14.67   $ 14.34   $12.04   $  8.49   $ 11.85   $ 12.30  $10.83
Total Return.......................   (44.2%)     2.3%     19.1%    20.4%    (28.3%)    (3.7%)    13.6%    8.3%
Investment Income Ratio............     2.7%      1.5%      0.3%     1.5%      0.7%      0.1%      0.1%      --

SERIES IV POLICIES (d)
Net Assets.........................  $12,326   $19,048   $11,636   $2,259   $10,845   $12,085   $ 8,687  $3,127
Units Outstanding..................    1,515     1,311       821      190     1,250       999       694     284
Variable Accumulation Unit Value...  $  8.10   $ 14.49   $ 14.14   $11.85   $  8.65   $ 12.05   $ 12.49  $10.98
Total Return.......................   (44.1%)     2.5%     19.3%    18.5%    (28.2%)    (3.5%)    13.8%    9.8%
Investment Income Ratio............     2.9%      1.7%      0.3%     1.6%      0.7%      0.1%      0.1%      --

SERIES V POLICIES (e)
Net Assets.........................  $   659   $ 1,124   $   462   $   77   $   467   $   467   $   311  $   62
Units Outstanding..................       84        79        33        7        57        40        26       6
Variable Accumulation Unit Value...  $  7.89   $ 14.16   $ 13.87   $11.67   $  8.15   $ 11.40   $ 11.86  $10.47
Total Return.......................   (44.3%)     2.1%     18.8%    16.7%    (28.5%)    (3.9%)    13.3%    4.7%
Investment Income Ratio............     3.0%      1.9%      0.3%     2.3%      0.8%      0.1%      0.1%      --

SERIES VI POLICIES (f)
Net Assets.........................  $ 6,552   $ 9,540   $ 7,136   $  854   $ 6,314   $ 6,950   $ 5,019  $1,622
Units Outstanding..................      806       654       499       68       742       582       405     148
Variable Accumulation Unit Value...  $  8.12   $ 14.57   $ 14.26   $11.98   $  8.50   $ 11.88   $ 12.35  $10.90
Total Return.......................   (44.3%)     2.2%     19.0%    19.8%    (28.4%)    (3.8%)    13.3%    9.0%
Investment Income Ratio............     3.0%      1.6%      0.3%     2.0%      0.7%      0.1%      0.1%      --



Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

During the year that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the year.

(a) Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b) Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c) Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d) Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e) Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f) Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III



--------------------------------------------------------------------------------







                       T. ROWE PRICE                                       VAN ECK
                           EQUITY                                         WORLDWIDE
                      INCOME PORTFOLIO                                   HARD ASSETS
      -----------------------------------------------  -----------------------------------------------
        2008     2007      2006      2005      2004      2008     2007      2006      2005      2004
      ------------------------------------------------------------------------------------------------



      $57,922  $124,889  $149,810  $150,117  $144,311  $71,238  $144,461   $94,179   $66,110   $19,773
        5,412     7,348     8,977    10,552    10,397    3,276     3,524     3,296     2,840     1,271
      $ 10.70  $  16.99  $  16.69  $  14.22  $  13.88  $ 21.74  $  40.93   $ 28.55   $ 23.26   $ 15.55
       (37.0%)     1.8%     17.3%      2.5%     13.3%   (46.9%)    43.3%     22.8%     49.6%     22.3%
         2.3%      1.7%      1.6%      1.6%      1.6%     0.3%      0.1%      0.1%      0.2%      0.3%


      $   747  $  1,615  $  1,548  $  1,231  $  1,478  $ 4,795  $  8,507   $ 3,245   $ 1,299   $   292
           74       101        98        91       112      224       209       115        56        19
      $ 10.15  $  16.13  $  15.86  $  13.54  $  13.24  $ 21.41  $  40.36   $ 28.20   $ 23.01   $ 15.41
       (37.1%)     1.7%     17.1%      2.3%     13.2%   (47.0%)    43.1%     22.6%     49.3%     22.1%
         2.3%      1.7%      1.6%      1.5%      1.6%     0.3%      0.1%        --      0.2%      0.3%


      $26,768  $ 51,770  $ 59,049  $ 54,289  $ 50,653  $52,615  $105,879   $77,460   $53,056   $16,224
        2,695     3,284     3,811     4,097     3,910    2,432     2,593     2,712     2,279     1,040
      $  9.91  $  15.76  $  15.51  $  13.25  $  12.95  $ 21.64  $  40.82   $ 28.54   $ 23.29   $ 15.61
       (37.1%)     1.6%     17.1%      2.3%     13.1%   (47.0%)    43.1%     22.5%     49.3%     22.0%
         2.3%      1.7%      1.6%      1.6%      1.6%     0.3%      0.1%      0.1%      0.2%      0.3%


      $ 8,824  $ 15,378  $ 16,286  $ 14,572  $ 13,286  $46,031  $ 89,912   $50,508   $27,352   $ 7,059
          997     1,093     1,176     1,236     1,154    2,239     2,324     1,871     1,242       480
      $  8.86  $  14.07  $  13.83  $  11.79  $  11.51  $ 20.53  $  38.67   $ 26.99   $ 22.00   $ 14.71
       (37.0%)     1.8%     17.3%      2.4%     13.3%   (46.9%)    43.3%     22.7%     49.5%     22.2%
         2.3%      1.7%      1.6%      1.6%      1.6%     0.3%      0.1%      0.1%      0.2%      0.2%


      $   116  $    266  $    495  $    661  $    634  $ 3,019  $  4,747   $ 2,738   $ 1,221   $   371
           13        19        36        55        54      119        99        81        44        20
      $  8.85  $  14.11  $  13.92  $  11.92  $  11.68  $ 25.48  $  48.17   $ 33.76   $ 27.62   $ 18.55
       (37.3%)     1.4%     16.8%      2.0%     12.8%   (47.1%)    42.7%     22.2%     48.9%     21.7%
         2.2%      1.5%      1.5%      1.6%      1.6%     0.3%      0.1%        --      0.2%      0.1%


      $    --  $     --  $     --  $     --  $     --  $37,764  $ 71,046   $39,009   $20,900   $ 4,069
           --        --        --        --        --    1,673     1,667     1,306       853       249
      $    --  $     --  $     --  $     --  $     --  $ 22.54  $  42.57   $ 29.80   $ 24.36   $ 16.35
           --        --        --        --        --   (47.1%)    42.8%     22.3%     49.0%     21.8%
           --        --        --        --        --     0.3%      0.1%      0.1%      0.2%      0.1%

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------







                                                      VAN KAMPEN UIF
                                                     EMERGING MARKETS
                                                     EQUITY--CLASS I
                                     -----------------------------------------------
                                       2008     2007      2006      2005      2004
                                     -----------------------------------------------

SERIES I POLICIES (a)
Net Assets.........................  $30,376   $91,476   $77,264   $56,637   $39,055
Units Outstanding..................    2,260     2,910     3,407     3,378     3,076
Variable Accumulation Unit Value...  $ 13.42   $ 31.39   $ 22.66   $ 16.76   $ 12.70
Total Return.......................   (57.2%)    38.5%     35.2%     32.0%     21.4%
Investment Income Ratio............       --      0.4%      0.8%      0.4%      0.7%

SERIES II POLICIES (b)
Net Assets.........................  $   188   $   436   $   830   $   570   $   164
Units Outstanding..................       20        19        51        47        18
Variable Accumulation Unit Value...  $  9.63   $ 22.55   $ 16.30   $ 12.07   $  9.15
Total Return.......................   (57.3%)    38.3%     35.1%     31.8%     21.2%
Investment Income Ratio............       --      0.5%      0.8%      0.3%      0.6%

SERIES III POLICIES (c)
Net Assets.........................  $ 8,846   $27,213   $20,872   $13,590   $ 7,050
Units Outstanding..................      794     1,041     1,103       973       663
Variable Accumulation Unit Value...  $ 11.15   $ 26.12   $ 18.90   $ 14.00   $ 10.63
Total Return.......................   (57.3%)    38.2%     35.0%     31.7%     21.2%
Investment Income Ratio............       --      0.4%      0.8%      0.4%      0.7%

SERIES IV POLICIES (d)
Net Assets.........................  $ 2,526   $ 7,541   $ 5,612   $ 3,772   $ 1,965
Units Outstanding..................      170       217       223       203       139
Variable Accumulation Unit Value...  $ 14.88   $ 34.80   $ 25.14   $ 18.60   $ 14.10
Total Return.......................   (57.3%)    38.4%     35.2%     31.9%     21.3%
Investment Income Ratio............       --      0.4%      0.7%      0.4%      0.7%

SERIES V POLICIES (e)
Net Assets.........................  $    87   $   260   $   151   $   112   $    57
Units Outstanding..................        5         6         5         5         3
Variable Accumulation Unit Value...  $ 18.77   $ 44.08   $ 31.97   $ 23.75   $ 18.07
Total Return.......................   (57.4%)    37.9%     34.6%     31.4%     20.9%
Investment Income Ratio............       --      0.3%      0.9%      0.4%      0.7%

SERIES VI POLICIES (f)
Net Assets.........................  $    --   $    --   $    --   $    --   $    --
Units Outstanding..................       --        --        --        --        --
Variable Accumulation Unit Value...  $    --   $    --   $    --   $    --   $    --
Total Return.......................       --        --        --        --        --
Investment Income Ratio............       --        --        --        --        --



Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

During the year that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the year.

(a) Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b) Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c) Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d) Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e) Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f) Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):

--------------------------------------------------------------------------------








                                                  MAINSTAY VP                                 MAINSTAY VP
                                                   BALANCED--                                    BOND--
                                                 SERVICE CLASS                               SERVICE CLASS
                                     -------------------------------------  -----------------------------------------------
                                       2008     2007      2006      2005      2008     2007      2006      2005      2004
                                     --------------------------------------------------------------------------------------


SERIES I POLICIES (a)
Net Assets.........................  $25,236   $43,180   $46,803   $32,603  $20,936   $17,119   $13,611   $11,334   $ 7,474
Units Outstanding..................    2,966     3,754     4,111     3,115    1,868     1,553     1,297     1,110       737
Variable Accumulation Unit Value...  $  8.51   $ 11.51   $ 11.38   $ 10.46  $ 11.21   $ 10.99   $ 10.49   $ 10.20   $ 10.15
Total Return.......................   (26.1%)     1.1%      8.9%      4.6%     2.0%      4.8%      2.8%      0.5%      2.4%
Investment Income Ratio............       --      2.0%      2.0%      1.7%     4.5%      3.8%      1.1%      3.7%      4.8%

SERIES II POLICIES (b)
Net Assets.........................  $ 2,067   $ 3,820   $ 3,074   $ 1,467  $ 5,682   $ 4,131   $   858   $   349   $     5
Units Outstanding..................      245       334       272       136      516       373        83        35         1
Variable Accumulation Unit Value...  $  8.44   $ 11.43   $ 11.32   $ 10.41  $ 11.01   $ 10.80   $ 10.33   $ 10.06   $ 10.02
Total Return.......................   (26.2%)     1.0%      8.7%      4.1%     1.9%      4.6%      2.7%      0.3%      0.2%
Investment Income Ratio............       --      2.2%      2.2%      3.0%     4.0%      5.9%      1.4%      7.8%     48.1%

SERIES III POLICIES (c)
Net Assets.........................  $19,594   $33,230   $29,963   $19,146  $31,436   $27,639   $24,795   $24,637   $19,603
Units Outstanding..................    2,317     2,897     2,638     1,825    2,830     2,528     2,380     2,427     1,936
Variable Accumulation Unit Value...  $  8.45   $ 11.45   $ 11.35   $ 10.44  $ 11.09   $ 10.90   $ 10.42   $ 10.15   $ 10.12
Total Return.......................   (26.2%)     0.9%      8.7%      4.4%     1.8%      4.6%      2.6%      0.3%      2.2%
Investment Income Ratio............       --      2.0%      2.0%      2.2%     4.3%      3.7%      1.0%      3.4%      4.8%

SERIES IV POLICIES (d)
Net Assets.........................  $17,779   $31,073   $24,827   $13,881  $36,598   $31,506   $26,094   $23,266   $16,738
Units Outstanding..................    2,093     2,704     2,181     1,320    3,268     2,865     2,488     2,275     1,649
Variable Accumulation Unit Value...  $  8.50   $ 11.50   $ 11.38   $ 10.45  $ 11.19   $ 10.97   $ 10.48   $ 10.19   $ 10.15
Total Return.......................   (26.1%)     1.1%      8.8%      4.5%     2.0%      4.7%      2.8%      0.4%      2.3%
Investment Income Ratio............       --      2.1%      2.1%      2.3%     4.4%      3.7%      1.1%      3.5%      5.0%

SERIES V POLICIES (e)
Net Assets.........................  $ 1,402   $ 2,238   $ 2,054   $ 1,509  $ 4,546   $ 3,466   $ 2,662   $ 2,429   $ 1,362
Units Outstanding..................      167       196       181       144      418       323       260       242       136
Variable Accumulation Unit Value...  $  8.40   $ 11.41   $ 11.34   $ 10.46  $ 10.87   $ 10.70   $ 10.26   $ 10.02   $ 10.02
Total Return.......................   (26.4%)     0.7%      8.4%      4.6%     1.6%      4.3%      2.4%        --      1.9%
Investment Income Ratio............       --      2.0%      2.2%      1.8%     4.2%      3.9%      1.0%      3.7%      5.2%

SERIES VI POLICIES (f)
Net Assets.........................  $15,288   $23,879   $22,364   $13,375  $24,897   $20,338   $15,506   $14,340   $ 9,200
Units Outstanding..................    1,819     2,093     1,975     1,275    2,265     1,878     1,497     1,415       912
Variable Accumulation Unit Value...  $  8.40   $ 11.41   $ 11.32   $ 10.43  $ 10.99   $ 10.81   $ 10.36   $ 10.11   $ 10.09
Total Return.......................   (26.3%)     0.8%      8.5%      4.3%     1.7%      4.4%      2.5%      0.1%      2.0%
Investment Income Ratio............       --      2.0%      2.1%      2.2%     4.3%      4.0%      1.0%      3.7%      5.2%



Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

During the year that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the year.

(a) Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b) Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c) Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d) Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e) Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f) Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III



--------------------------------------------------------------------------------







                                                                                                       MAINSTAY VP
                      MAINSTAY VP                                  MAINSTAY VP                         CONSERVATIVE
                 CAPITAL APPRECIATION--                           COMMON STOCK--                       ALLOCATION--
                     SERVICE CLASS                                SERVICE CLASS                       SERVICE CLASS
      -------------------------------------------  -------------------------------------------  -------------------------
        2008     2007     2006     2005     2004     2008     2007     2006     2005     2004     2008     2007     2006
      -------------------------------------------------------------------------------------------------------------------


      $ 6,991  $12,301  $10,744  $ 9,595  $ 7,459  $ 7,340  $11,644  $ 9,997  $ 7,104  $ 4,810  $35,810  $33,968  $17,229
          841      888      859      788      653      752      745      662      539      387    3,955    3,010    1,612
      $  8.31  $ 13.83  $ 12.51  $ 12.17  $ 11.42  $  9.76  $ 15.61  $ 15.09  $ 13.17  $ 12.44  $  9.05  $ 11.28  $ 10.66
       (39.9%)   10.6%     2.7%     6.6%     2.5%   (37.4%)    3.4%    14.6%     5.9%     9.1%   (19.7%)    5.7%     6.6%
         0.3%       --     0.2%       --     0.1%     1.2%     1.1%     0.5%     1.0%     1.6%       --     3.3%     1.9%

      $   428  $   601  $   208  $    78  $     6  $   729  $ 1,029  $   384  $    34  $    --  $11,604  $ 9,873  $ 1,967
           57       48       18        7        1       94       82       32        3       --    1,293      879      179
      $  7.46  $ 12.43  $ 11.26  $ 10.98  $ 10.31  $  7.78  $ 12.45  $ 12.05  $ 10.54  $ 10.00  $  8.98  $ 11.21  $ 10.62
       (40.0%)   10.4%     2.6%     6.4%     3.1%   (37.5%)    3.3%    14.4%     5.4%       --   (19.9%)    5.6%     6.2%
         0.3%       --     0.2%       --     0.8%     1.3%     1.3%     0.8%     2.7%       --       --     4.7%     2.0%

      $ 8,278  $16,119  $16,850  $17,835  $16,081  $ 8,634  $15,905  $15,284  $12,796  $10,274  $28,974  $25,713  $ 9,793
          996    1,164    1,341    1,456    1,396      898    1,032    1,021      981      832    3,212    2,285      919
      $  8.32  $ 13.86  $ 12.56  $ 12.25  $ 11.52  $  9.61  $ 15.39  $ 14.91  $ 13.04  $ 12.34  $  9.00  $ 11.23  $ 10.65
       (40.0%)   10.3%     2.5%     6.4%     2.2%   (37.6%)    3.2%    14.4%     5.7%     8.9%   (19.9%)    5.5%     6.5%
         0.2%       --     0.2%       --     0.1%     1.2%     1.1%     0.4%     0.9%     1.7%       --     3.6%     1.9%

      $ 6,426  $11,935  $11,896  $11,771  $10,571  $12,550  $21,137  $17,491  $14,034  $10,070  $27,533  $21,458  $ 7,239
          776      865      953      968      926    1,288    1,358    1,161    1,063      810    3,070    1,906      681
      $  8.29  $ 13.79  $ 12.48  $ 12.16  $ 11.41  $  9.74  $ 15.57  $ 15.06  $ 13.15  $ 12.43  $  8.97  $ 11.19  $ 10.58
       (39.9%)   10.5%     2.7%     6.6%     2.4%   (37.5%)    3.4%    14.5%     5.8%     9.0%   (19.8%)    5.7%     5.8%
         0.3%       --     0.2%       --     0.1%     1.2%     1.1%     0.4%     0.9%     1.7%       --     3.6%     2.3%

      $   209  $   517  $   553  $   554  $   429  $   286  $   560  $   449  $   309  $   213  $ 2,829  $ 2,745  $   962
           26       39       46       47       38       30       37       30       24       17      318      246       91
      $  8.00  $ 13.37  $ 12.14  $ 11.88  $ 11.20  $  9.48  $ 15.22  $ 14.78  $ 12.96  $ 12.29  $  8.91  $ 11.15  $ 10.59
       (40.1%)   10.1%     2.2%     6.1%     2.0%   (37.7%)    3.0%    14.1%     5.4%     8.6%   (20.1%)    5.3%     5.9%
         0.2%       --     0.2%       --     0.1%     1.2%     1.1%     0.5%     0.9%     1.6%       --     3.8%     2.9%

      $ 5,488  $10,236  $11,233  $11,667  $ 8,794  $ 6,925  $12,001  $10,391  $ 7,321  $ 5,161  $23,266  $23,484  $ 8,859
          673      752      909      967      774      723      781      697      561      417    2,617    2,114      837
      $  8.15  $ 13.61  $ 12.35  $ 12.06  $ 11.36  $  9.58  $ 15.36  $ 14.90  $ 13.05  $ 12.37  $  8.88  $ 11.10  $ 10.54
       (40.1%)   10.2%     2.4%     6.2%     2.1%   (37.6%)    3.1%    14.2%     5.5%     8.7%   (20.0%)    5.4%     5.4%
         0.2%       --     0.2%       --     0.1%     1.2%     1.1%     0.5%     1.0%     1.8%       --     3.8%     2.4%

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------






                                                     MAINSTAY VP                                 MAINSTAY VP
                                                    CONVERTIBLE--                            DEVELOPING GROWTH--
                                                    SERVICE CLASS                               SERVICE CLASS
                                     -------------------------------------------  ----------------------------------------
                                       2008     2007     2006     2005     2004     2008     2007    2006    2005    2004
                                     -------------------------------------------------------------------------------------

SERIES I POLICIES (a)
Net Assets.........................  $14,878  $20,596  $16,277  $13,293  $10,142  $ 4,347  $ 8,014  $4,675  $3,145  $1,949
Units Outstanding..................    1,561    1,392    1,248    1,105      884      423      404     316     235     161
Variable Accumulation Unit Value...  $  9.53  $ 14.77  $ 13.07  $ 12.03  $ 11.48  $ 10.27  $ 19.79  $14.78  $13.34  $12.11
Total Return.......................   (35.5%)   13.0%     8.6%     4.9%     4.4%   (48.1%)   33.9%   10.8%   10.2%    4.1%
Investment Income Ratio............     2.1%     2.2%     2.4%     1.5%     2.4%       --       --      --      --      --

SERIES II POLICIES (b)
Net Assets.........................  $ 3,428  $ 3,778  $ 1,298  $   358  $    24  $   448  $ 1,216  $  151  $   45  $    3
Units Outstanding..................      411      282      113       34        2       53       74      12       4      --
Variable Accumulation Unit Value...  $  8.34  $ 12.94  $ 11.47  $ 10.58  $ 10.11  $  8.43  $ 16.27  $12.17  $11.00  $10.00
Total Return.......................   (35.6%)   12.8%     8.4%     4.7%     1.1%   (48.2%)   33.7%   10.6%   10.0%      --
Investment Income Ratio............     2.2%     2.9%     3.2%     4.8%    58.1%       --       --      --      --      --

SERIES III POLICIES (c)
Net Assets.........................  $21,459  $33,759  $28,651  $25,860  $23,424  $ 4,563  $10,746  $7,058  $6,081  $4,769
Units Outstanding..................    2,263    2,296    2,198    2,151    2,039      457      555     487     465     400
Variable Accumulation Unit Value...  $  9.46  $ 14.70  $ 13.03  $ 12.02  $ 11.49  $ 10.03  $ 19.36  $14.49  $13.11  $11.92
Total Return.......................   (35.6%)   12.8%     8.4%     4.7%     4.2%   (48.2%)   33.6%   10.6%   10.0%    3.9%
Investment Income Ratio............     1.9%     2.2%     2.3%     1.4%     2.5%       --       --      --      --      --

SERIES IV POLICIES (d)
Net Assets.........................  $27,408  $37,117  $30,765  $25,647  $20,014  $ 5,660  $10,779  $6,753  $5,606  $4,310
Units Outstanding..................    2,895    2,529    2,370    2,141    1,754      553      542     458     421     357
Variable Accumulation Unit Value...  $  9.45  $ 14.66  $ 12.98  $ 11.96  $ 11.41  $ 10.24  $ 19.73  $14.74  $13.31  $12.09
Total Return.......................   (35.5%)   12.9%     8.6%     4.8%     4.3%   (48.1%)   33.8%   10.7%   10.1%    4.1%
Investment Income Ratio............     2.1%     2.2%     2.4%     1.5%     2.5%       --       --      --      --      --

SERIES V POLICIES (e)
Net Assets.........................  $ 1,662  $ 2,407  $ 1,829  $ 1,608  $ 1,466  $   288  $   630  $  266  $  232  $  170
Units Outstanding..................      180      167      143      136      129       29       33      19      18      14
Variable Accumulation Unit Value...  $  9.24  $ 14.39  $ 12.80  $ 11.84  $ 11.34  $  9.85  $ 19.07  $14.31  $12.97  $11.83
Total Return.......................   (35.8%)   12.5%     8.1%     4.4%     3.9%   (48.3%)   33.3%   10.3%    9.7%    3.6%
Investment Income Ratio............     2.1%     2.2%     2.3%     1.4%     2.4%       --       --      --      --      --

SERIES VI POLICIES (f)
Net Assets.........................  $18,413  $25,017  $19,713  $16,730  $12,642  $ 4,142  $ 8,745  $4,415  $3,248  $2,228
Units Outstanding..................    1,993    1,738    1,545    1,418    1,120      406      441     298     242     182
Variable Accumulation Unit Value...  $  9.23  $ 14.37  $ 12.76  $ 11.79  $ 11.28  $ 10.21  $ 19.74  $14.80  $13.40  $12.21
Total Return.......................   (35.7%)   12.6%     8.2%     4.5%     4.0%   (48.3%)   33.4%   10.4%    9.8%    3.7%
Investment Income Ratio............     2.1%     2.2%     2.4%     1.5%     2.8%       --       --      --      --      --



Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

During the year that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the year.

(a) Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b) Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c) Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d) Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e) Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f) Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III



--------------------------------------------------------------------------------






                    MAINSTAY VP                                 MAINSTAY VP                            MAINSTAY VP
                  FLOATING RATE--                               GOVERNMENT--                       GROWTH ALLOCATION--
                   SERVICE CLASS                               SERVICE CLASS                          SERVICE CLASS
      --------------------------------------  -----------------------------------------------  ---------------------------
        2008      2007      2006      2005      2008     2007      2006      2005      2004      2008     2007      2006
      -------------------------------------------------------------------------------------------------------------------------


       $27,212   $50,519   $66,344   $36,518  $25,835   $12,747   $10,264   $ 8,799   $ 6,080  $24,802   $31,812   $16,922
         3,380     4,749     6,301     3,612    2,232     1,190     1,005       881       614    3,357     2,631     1,524
       $  8.06   $ 10.62   $ 10.52   $ 10.10  $ 11.57   $ 10.71   $ 10.21   $  9.97   $  9.91  $  7.39   $ 12.03   $ 11.08
        (24.1%)     0.9%      4.2%      1.0%     8.0%      4.9%      2.4%      0.7%      1.6%   (38.6%)     8.6%     10.8%
          5.1%      6.3%      6.1%      4.5%     3.7%      5.0%      0.9%      3.6%      5.6%     0.6%      1.2%      1.4%


       $ 5,975   $14,728   $ 8,414   $ 4,001  $ 7,458   $ 2,056   $   436   $   316   $     5  $ 1,082   $ 1,602   $   571
           741     1,383       797       373      644       177        42        30        --      151       138        53
       $  8.06   $ 10.63   $ 10.56   $ 10.14  $ 11.62   $ 10.78   $ 10.28   $ 10.06   $ 10.01  $  7.13   $ 11.64   $ 10.73
        (24.2%)     0.7%      4.1%      1.4%     7.8%      4.8%      2.2%      0.5%      0.1%   (38.7%)     8.4%      7.3%
          5.1%      6.3%      6.1%      4.9%     3.9%      6.7%      1.0%      6.8%     86.3%     0.5%      1.4%      1.6%


       $24,106   $51,296   $41,204   $13,041  $38,534   $18,224   $17,078   $16,243   $12,875  $10,577   $16,106   $ 7,010
         3,008     4,851     3,923     1,272    3,324     1,723     1,691     1,645     1,310    1,468     1,369       646
       $  8.00   $ 10.56   $ 10.49   $ 10.08  $ 11.39   $ 10.57   $ 10.09   $  9.88   $  9.83  $  7.20   $ 11.76   $ 10.85
        (24.2%)     0.7%      4.0%      0.8%     7.8%      4.7%      2.1%      0.5%      1.4%   (38.7%)     8.4%      8.5%
          5.1%      6.3%      6.2%      4.7%     3.6%      4.9%      0.9%      3.3%      5.7%     0.5%      1.3%      1.4%


       $26,408   $52,122   $35,265   $10,796  $38,114   $19,355   $16,646   $14,766   $11,256  $15,831   $19,362   $11,086
         3,283     4,908     3,353     1,052    3,298     1,804     1,630     1,481     1,136    2,147     1,606       999
       $  8.05   $ 10.60   $ 10.52   $ 10.09  $ 11.55   $ 10.70   $ 10.20   $  9.97   $  9.91  $  7.38   $ 12.02   $ 11.07
        (24.1%)     0.8%      4.2%      0.9%     8.0%      4.9%      2.3%      0.6%      1.6%   (38.6%)     8.6%     10.7%
          5.1%      6.3%      6.1%      4.8%     3.5%      4.8%      0.9%      3.4%      5.6%     0.5%      1.2%      1.4%


       $ 2,192   $ 3,333   $ 3,441   $ 1,686  $ 2,585   $ 2,733   $ 1,626   $ 1,257   $   706  $   571   $   999   $   686
           271       312       318       164      229       260       162       127        72       80        86        64
       $  8.08   $ 10.69   $ 10.64   $ 10.25  $ 11.30   $ 10.51   $ 10.06   $  9.87   $  9.85  $  7.12   $ 11.64   $ 10.77
        (24.4%)     0.4%      3.8%      2.5%     7.5%      4.5%      1.9%      0.2%      1.2%   (38.9%)     8.1%      7.7%
          5.1%      6.3%      6.1%      4.7%     2.8%      5.6%      1.0%      3.8%      5.1%     0.5%      1.1%      1.2%


       $17,376   $33,142   $25,234   $11,829  $28,327   $13,450   $ 9,551   $ 8,125   $ 4,800  $10,236   $14,582   $ 5,801
         2,180     3,133     2,411     1,145    2,486     1,276       948       818       487    1,435     1,252       511
       $  8.00   $ 10.58   $ 10.52   $ 10.13  $ 11.34   $ 10.54   $ 10.08   $  9.88   $  9.85  $  7.12   $ 11.64   $ 10.76
        (24.3%)     0.5%      3.9%      1.3%     7.6%      4.6%      2.0%      0.3%      1.3%   (38.8%)     8.2%      7.6%
          5.1%      6.3%      6.1%      4.8%     3.6%      5.2%      0.9%      3.8%      5.6%     0.5%      1.3%      1.6%

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------







                                                       MAINSTAY VP
                                               HIGH YIELD CORPORATE BOND--
                                                      SERVICE CLASS
                                     -----------------------------------------------
                                       2008     2007      2006      2005      2004
                                     -----------------------------------------------
SERIES I POLICIES (a)
Net Assets.........................  $53,572  $ 76,442  $ 65,778  $ 50,262  $ 33,434
Units Outstanding..................    5,054     5,387     4,654     3,920     2,643
Variable Accumulation Unit Value...  $ 10.60  $  14.20  $  14.12  $  12.81   $ 12.65
Total Return.......................   (25.3%)     0.6%     10.2%      1.2%     10.9%
Investment Income Ratio............     8.9%      6.8%      2.0%      6.8%     10.1%

SERIES II POLICIES (b)
Net Assets.........................  $ 9,687  $ 13,752  $  6,351  $  2,500   $    64
Units Outstanding..................    1,140     1,206       552       242         6
Variable Accumulation Unit Value...  $  8.48  $  11.38  $  11.32  $  10.29   $ 10.18
Total Return.......................   (25.5%)     0.5%     10.0%      1.1%      1.8%
Investment Income Ratio............     9.2%      7.9%      2.8%     12.6%     87.4%

SERIES III POLICIES (c)
Net Assets.........................  $89,005  $135,741  $134,191  $117,498   $94,871
Units Outstanding..................    8,477     9,684     9,605     9,264     7,556
Variable Accumulation Unit Value...  $ 10.44  $  14.01  $  13.95  $  12.69   $ 12.56
Total Return.......................   (25.5%)     0.4%     10.0%      1.0%     10.7%
Investment Income Ratio............     8.7%      6.6%      1.9%      6.4%     10.2%

SERIES IV POLICIES (d)
Net Assets.........................  $93,233  $138,150  $123,311  $103,496   $76,786
Units Outstanding..................    8,764     9,688     8,698     8,052     6,041
Variable Accumulation Unit Value...  $ 10.63  $  14.25  $  14.17  $  12.86   $ 12.71
Total Return.......................   (25.4%)     0.6%     10.1%      1.2%     10.8%
Investment Income Ratio............     9.0%      6.8%      1.9%      6.4%     10.0%

SERIES V POLICIES (e)
Net Assets.........................  $ 6,129  $ 11,504  $ 12,883  $ 11,657   $ 8,737
Units Outstanding..................      594       827       929       922       697
Variable Accumulation Unit Value...  $ 10.33  $  13.90  $  13.87  $  12.64   $ 12.54
Total Return.......................   (25.7%)     0.2%      9.7%      0.8%     10.4%
Investment Income Ratio............     8.0%      6.1%      1.8%      6.5%     10.2%

SERIES VI POLICIES (f)
Net Assets.........................  $65,777  $ 91,960  $ 81,548  $ 64,705   $39,920
Units Outstanding..................    6,324     6,578     5,835     5,086     3,173
Variable Accumulation Unit Value...  $ 10.40  $  13.98  $  13.94  $  12.69   $ 12.58
Total Return.......................   (25.6%)     0.3%      9.8%      0.9%     10.5%
Investment Income Ratio............     9.0%      6.7%      2.0%      7.2%     11.7%



Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

During the year that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the year.

(a) Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b) Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c) Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d) Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e) Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f) Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III



--------------------------------------------------------------------------------







                        MAINSTAY VP                                       MAINSTAY VP
                    ICAP SELECT EQUITY--                               INCOME & GROWTH--
                       SERVICE CLASS                                     SERVICE CLASS
      -----------------------------------------------  ------------------------------------------------
        2008     2007      2006      2005      2004      2008      2007      2006      2005      2004
      -------------------------------------------------------------------------------------------------


      $25,171   $18,509   $ 6,252   $4,281    $3,119      $--       $--     $5,402    $3,830    $2,450
        2,583     1,166       413      332       251       --        --        372       302       200
      $  9.74   $ 15.87   $ 15.10   $12.87    $12.40      $--       $--     $14.53    $12.64    $12.27
       (38.6%)     5.1%     17.3%     3.8%      9.6%       --        --      14.9%      3.0%     10.8%
         0.5%      0.6%      0.1%     0.9%      1.2%       --        --       0.5%      1.2%      2.8%


      $ 4,212   $ 4,483   $   327   $   37    $   --      $--       $--     $  613    $  311    $   13
          531       340        27        3        --       --        --         51        30         1
      $  7.93   $ 12.94   $ 12.33   $10.53    $10.00      $--       $--     $11.97    $10.43    $10.14
       (38.7%)     5.0%     17.2%     5.3%        --       --        --      14.8%      2.9%      1.4%
         0.5%      0.7%      0.3%     3.1%        --       --        --       0.6%      1.6%     63.6%


      $31,399   $25,973   $ 9,830   $7,357    $6,678      $--       $--     $9,524    $8,051    $5,324
        3,263     1,652       656      576       541       --        --        641       622       423
      $  9.62   $ 15.70   $ 14.97   $12.78    $12.34      $--       $--     $14.84    $12.94    $12.59
       (38.7%)     4.9%     17.1%     3.5%      9.3%       --        --      14.7%      2.8%     10.6%
         0.5%      0.6%      0.1%     0.8%      1.1%       --        --       0.5%      1.2%      2.6%


      $39,427   $30,523   $11,038   $7,259    $5,699      $--       $--     $9,406    $7,628    $5,136
        4,065     1,926       732      563       461       --        --        634       590       410
      $  9.69   $ 15.80   $ 15.04   $12.82    $12.37      $--       $--     $14.83    $12.91    $12.53
       (38.6%)     5.1%     17.3%     3.7%      9.5%       --        --      14.9%      3.0%     10.8%
         0.5%      0.6%      0.2%     0.8%      1.1%       --        --       0.5%      1.1%      2.5%


      $ 1,815   $ 2,136   $   962   $  686    $  551      $--       $--     $  826    $  553    $  292
          193       138        65       54        45       --        --         57        44        24
      $  9.43   $ 15.43   $ 14.75   $12.62    $12.22      $--       $--     $14.49    $12.67    $12.35
       (38.9%)     4.6%     16.8%     3.3%      9.1%       --        --      14.4%      2.6%     10.3%
         0.4%      0.5%      0.1%     0.8%      1.2%       --        --       0.6%      1.3%      3.0%


      $28,496   $23,613   $ 7,661   $4,536    $3,804      $--       $--     $8,151    $6,954    $3,499
        2,988     1,513       514      353       309       --        --        559       546       282
      $  9.54   $ 15.60   $ 14.89   $12.73    $12.32      $--       $--     $14.59    $12.73    $12.40
       (38.8%)     4.7%     16.9%     3.4%      9.2%       --        --      14.5%      2.7%     10.4%
         0.5%      0.6%      0.2%     0.8%      1.0%       --        --       0.5%      1.3%      3.2%

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------







                                                     MAINSTAY VP
                                                INTERNATIONAL EQUITY--
                                                    SERVICE CLASS
                                     -------------------------------------------
                                       2008     2007     2006     2005     2004
                                     -------------------------------------------

SERIES I POLICIES (a)
Net Assets.........................  $26,138  $34,716  $24,928  $12,520  $ 5,975
Units Outstanding..................    1,863    1,806    1,339      869      441
Variable Accumulation Unit Value...  $ 14.03  $ 19.19  $ 18.59  $ 14.39  $ 13.55
Total Return.......................   (26.9%)    3.2%    29.2%     6.3%    15.4%
Investment Income Ratio............     1.3%     0.6%     0.2%     2.0%     1.3%

SERIES II POLICIES (b)
Net Assets.........................  $ 3,894  $ 5,359  $ 2,397  $   626  $     8
Units Outstanding..................      371      372      172       56        1
Variable Accumulation Unit Value...  $ 10.49  $ 14.38  $ 13.95  $ 10.82  $ 10.19
Total Return.......................   (27.0%)    3.1%    29.0%     6.1%     1.9%
Investment Income Ratio............     1.2%     0.7%     0.3%     4.1%    10.9%

SERIES III POLICIES (c)
Net Assets.........................  $31,362  $50,876  $44,302  $26,887  $16,793
Units Outstanding..................    2,295    2,712    2,432    1,907    1,262
Variable Accumulation Unit Value...  $ 13.67  $ 18.73  $ 18.18  $ 14.11  $ 13.30
Total Return.......................   (27.0%)    3.0%    28.9%     6.0%    15.2%
Investment Income Ratio............     1.2%     0.6%     0.2%     1.8%     1.4%

SERIES IV POLICIES (d)
Net Assets.........................  $42,792  $62,627  $50,013  $26,069  $13,748
Units Outstanding..................    3,093    3,303    2,724    1,829    1,027
Variable Accumulation Unit Value...  $ 13.83  $ 18.93  $ 18.35  $ 14.21  $ 13.38
Total Return.......................   (26.9%)    3.2%    29.1%     6.2%    15.4%
Investment Income Ratio............     1.2%     0.6%     0.2%     2.0%     1.3%

SERIES V POLICIES (e)
Net Assets.........................  $ 2,881  $ 4,100  $ 2,996  $ 1,609  $   684
Units Outstanding..................      219      226      170      117       53
Variable Accumulation Unit Value...  $ 13.18  $ 18.11  $ 17.63  $ 13.71  $ 12.96
Total Return.......................   (27.2%)    2.8%    28.6%     5.8%    14.9%
Investment Income Ratio............     1.2%     0.6%     0.2%     2.2%     1.5%

SERIES VI POLICIES (f)
Net Assets.........................  $29,181  $43,867  $37,864  $17,356  $ 7,562
Units Outstanding..................    2,184    2,390    2,118    1,251      578
Variable Accumulation Unit Value...  $ 13.36  $ 18.34  $ 17.83  $ 13.85  $ 13.08
Total Return.......................   (27.1%)    2.9%    28.7%     5.9%    15.0%
Investment Income Ratio............     1.2%     0.5%     0.2%     2.1%     1.5%



Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

During the year that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the year.

(a) Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b) Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c) Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d) Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e) Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f) Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III



--------------------------------------------------------------------------------







                         MAINSTAY VP                                       MAINSTAY VP
                     LARGE CAP GROWTH--                                  MID CAP CORE--
                        SERVICE CLASS                                     SERVICE CLASS
      ------------------------------------------------  ------------------------------------------------
        2008      2007      2006      2005      2004      2008      2007      2006      2005      2004
      --------------------------------------------------------------------------------------------------


       $ 6,525   $ 8,089   $4,851    $3,045    $2,041    $12,903   $22,217   $18,032   $11,966   $ 5,876
           785       586      419       278       191      1,202     1,176       986       740       414
       $  8.31   $ 13.79   $11.56    $10.96    $10.67    $ 10.73   $ 18.88   $ 18.28   $ 16.17   $ 14.19
        (39.8%)    19.4%     5.5%      2.7%     (3.9%)    (43.2%)     3.3%     13.1%     14.0%     20.2%
            --        --       --        --      0.1%         --      0.2%        --      0.5%      0.5%


       $ 1,422   $ 1,146   $  295    $   72    $   --    $ 1,514   $ 2,509   $   973   $   349   $    11
           167        77       25         6        --        198       186        74        28         1
       $  8.54   $ 14.21   $11.92    $11.32    $10.00    $  7.66   $ 13.51   $ 13.09   $ 11.60   $ 10.19
        (39.9%)    19.2%     5.3%     13.2%        --     (43.3%)     3.2%     12.9%     13.8%      1.9%
            --        --       --        --        --         --      0.3%        --      1.1%      3.1%


       $ 9,350   $12,888   $8,805    $6,797    $6,358    $14,289   $29,030   $27,464   $21,987   $13,092
         1,138       943      768       624       598      1,351     1,557     1,522     1,375       931
       $  8.20   $ 13.65   $11.46    $10.89    $10.63    $ 10.55   $ 18.60   $ 18.04   $ 15.99   $ 14.06
        (39.9%)    19.1%     5.3%      2.5%     (4.1%)    (43.3%)     3.1%     12.8%     13.7%     20.0%
            --        --       --        --        --         --      0.2%        --      0.4%      0.5%


       $15,284   $15,201   $9,704    $5,526    $5,116    $17,460   $33,257   $27,704   $19,680   $10,128
         1,839     1,099      842       505       480      1,641     1,774     1,527     1,220       719
       $  8.27   $ 13.75   $11.52    $10.93    $10.65    $ 10.64   $ 18.73   $ 18.14   $ 16.05   $ 14.09
        (39.8%)    19.3%     5.4%      2.6%     (4.0%)    (43.2%)     3.3%     13.0%     13.9%     20.1%
            --        --       --        --        --         --      0.2%        --      0.5%      0.5%


       $   831   $   999   $  613    $  453    $  272    $   898   $ 2,168   $ 2,092   $ 1,543   $   656
           106        76       55        43        26         86       117       116        96        47
       $  7.87   $ 13.13   $11.05    $10.53    $10.30    $ 10.47   $ 18.51   $ 18.00   $ 15.99   $ 14.09
        (40.1%)    18.8%     5.0%      2.2%     (4.3%)    (43.4%)     2.8%     12.6%     13.5%     19.7%
            --        --       --        --      0.1%         --      0.2%        --      0.5%      0.5%


       $ 8,755   $11,767   $6,145    $3,647    $2,723    $13,044   $26,914   $24,573   $18,737   $ 7,802
         1,076       865      538       337       257      1,254     1,465     1,376     1,183       560
       $  8.13   $ 13.55   $11.39    $10.84    $10.59    $ 10.40   $ 18.37   $ 17.84   $ 15.83   $ 13.94
        (40.0%)    18.9%     5.1%      2.3%     (4.2%)    (43.4%)     2.9%     12.7%     13.6%     19.8%
            --        --       --        --      0.1%         --      0.2%        --      0.5%      0.6%

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------







                                                     MAINSTAY VP                                  MAINSTAY VP
                                                   MID CAP GROWTH--                             MID CAP VALUE--
                                                    SERVICE CLASS                                SERVICE CLASS
                                     -------------------------------------------  -------------------------------------------
                                       2008     2007     2006     2005     2004     2008     2007     2006     2005     2004
                                     ----------------------------------------------------------------------------------------

SERIES I POLICIES (a)
Net Assets.........................  $15,930  $30,018  $23,982  $18,597  $ 9,510  $17,173  $27,197  $24,729  $18,099  $ 9,220
Units Outstanding..................    1,425    1,460    1,334    1,104      653    1,701    1,788    1,582    1,298      688
Variable Accumulation Unit Value...  $ 11.17  $ 20.52  $ 18.02  $ 16.77  $ 14.56  $ 10.10  $ 15.20  $ 15.64  $ 13.94  $ 13.41
Total Return.......................   (45.6%)   13.9%     7.4%    15.2%    20.6%   (33.6%)   (2.8%)   12.2%     4.0%    15.6%
Investment Income Ratio............       --       --       --       --       --     1.4%     0.9%       --     0.7%     1.1%

SERIES II POLICIES (b)
Net Assets.........................  $ 1,284  $ 1,922  $   947  $   598  $     5  $ 1,746  $ 2,489  $ 1,288  $   522  $    34
Units Outstanding..................      164      133       75       51        1      226      213      108       49        3
Variable Accumulation Unit Value...  $  7.81  $ 14.37  $ 12.64  $ 11.78  $ 10.24  $  7.71  $ 11.62  $ 11.97  $ 10.69  $ 10.29
Total Return.......................   (45.6%)   13.7%     7.3%    15.0%     2.4%   (33.7%)   (2.9%)   12.0%     3.8%     2.9%
Investment Income Ratio............       --       --       --       --       --     1.4%     1.0%       --     1.1%     7.1%

SERIES III POLICIES (c)
Net Assets.........................  $17,969  $39,208  $35,786  $33,555  $21,257  $22,799  $42,801  $47,112  $41,554  $25,830
Units Outstanding..................    1,659    1,970    2,040    2,054    1,494    2,257    2,809    2,992    2,962    1,910
Variable Accumulation Unit Value...  $ 10.83  $ 19.93  $ 17.54  $ 16.35  $ 14.23  $ 10.11  $ 15.24  $ 15.71  $ 14.03  $ 13.52
Total Return.......................   (45.7%)   13.7%     7.2%    15.0%    20.4%   (33.7%)   (3.0%)   12.0%     3.8%    15.4%
Investment Income Ratio............       --       --       --       --       --     1.3%     0.8%       --     0.7%     1.0%

SERIES IV POLICIES (d)
Net Assets.........................  $20,479  $42,594  $37,892  $30,962  $17,454  $28,558  $49,929  $48,022  $38,107  $21,168
Units Outstanding..................    1,878    2,123    2,150    1,884    1,224    2,839    3,289    3,074    2,741    1,580
Variable Accumulation Unit Value...  $ 10.92  $ 20.07  $ 17.63  $ 16.42  $ 14.26  $ 10.07  $ 15.17  $ 15.61  $ 13.92  $ 13.40
Total Return.......................   (45.6%)   13.8%     7.4%    15.1%    20.5%   (33.6%)   (2.8%)   12.1%     3.9%    15.6%
Investment Income Ratio............       --       --       --       --       --     1.3%     0.8%       --     0.7%     1.1%

SERIES V POLICIES (e)
Net Assets.........................  $   712  $ 1,637  $ 1,581  $ 1,475  $   854  $   999  $ 2,020  $ 2,264  $ 1,915  $   833
Units Outstanding..................       68       84       92       92       61      102      136      148      140       63
Variable Accumulation Unit Value...  $ 10.50  $ 19.38  $ 17.10  $ 15.98  $ 13.94  $  9.80  $ 14.83  $ 15.31  $ 13.71  $ 13.25
Total Return.......................   (45.8%)   13.4%     7.0%    14.7%    20.1%   (33.9%)   (3.2%)   11.7%     3.5%    15.1%
Investment Income Ratio............       --       --       --       --       --     1.2%     0.8%       --     0.8%     1.2%

SERIES VI POLICIES (f)
Net Assets.........................  $15,365  $34,534  $27,243  $24,736  $11,705  $16,808  $29,486  $30,700  $26,504  $14,398
Units Outstanding..................    1,405    1,710    1,531    1,485      808    1,703    1,974    1,988    1,915    1,080
Variable Accumulation Unit Value...  $ 10.96  $ 20.20  $ 17.80  $ 16.62  $ 14.48  $  9.91  $ 14.96  $ 15.44  $ 13.81  $ 13.33
Total Return.......................   (45.8%)   13.5%     7.1%    14.8%    20.2%   (33.8%)   (3.1%)   11.8%     3.6%    15.2%
Investment Income Ratio............       --       --       --       --       --     1.3%     0.8%       --     0.7%     1.3%



Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

During the year that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the year.

(a) Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b) Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c) Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d) Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e) Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f) Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III



--------------------------------------------------------------------------------







               MAINSTAY VP                   MAINSTAY VP                             MAINSTAY VP
          MODERATE ALLOCATION--     MODERATE GROWTH ALLOCATION--                   S&P 500 INDEX--
              SERVICE CLASS                 SERVICE CLASS                           SERVICE CLASS
      ----------------------------  ----------------------------  ------------------------------------------------
        2008      2007      2006      2008      2007      2006      2008      2007      2006      2005      2004
      ------------------------------------------------------------------------------------------------------------


       $51,736   $54,540   $30,214   $54,582   $66,815   $35,349   $30,442   $49,749   $43,645   $32,438   $20,964
         6,063     4,704     2,780     6,919     5,620     3,194     3,315     3,356     3,049     2,570     1,713
       $  8.53   $ 11.59   $ 10.83   $  7.88   $ 11.87   $ 11.03   $  9.18   $ 14.82   $ 14.32   $ 12.61   $ 12.24
        (26.4%)     7.0%      8.3%    (33.6%)     7.6%     10.3%    (38.0%)     3.5%     13.5%      3.0%      8.7%
          0.2%      2.5%      1.8%      0.4%      2.0%      1.7%      2.0%      1.5%      0.4%      1.2%      2.1%

       $ 9,021   $ 8,563   $ 2,332   $ 5,217   $ 7,034   $ 3,820   $ 2,033   $ 3,402   $ 1,502   $   621   $    16
         1,076       748       215       677       593       353       266       275       126        61         2
       $  8.38   $ 11.41   $ 10.68   $  7.71   $ 11.63   $ 10.82   $  7.65   $ 12.36   $ 11.96   $ 10.55   $ 10.25
        (26.5%)     6.8%      6.8%    (33.7%)     7.5%      8.2%    (38.1%)     3.3%     13.4%      2.9%      2.5%
          0.2%      3.6%      1.7%      0.4%      2.0%      4.3%      1.9%      1.7%      0.5%      2.8%     17.1%

       $36,709   $40,680   $21,672   $31,732   $43,548   $24,900   $36,223   $65,496   $70,399   $63,957   $51,775
         4,382     3,557     2,025     4,096     3,735     2,290     4,006     4,480     4,970     5,119     4,261
       $  8.38   $ 11.41   $ 10.69   $  7.73   $ 11.66   $ 10.85   $  9.04   $ 14.62   $ 14.16   $ 12.49   $ 12.15
        (26.6%)     6.7%      6.9%    (33.7%)     7.4%      8.5%    (38.2%)     3.3%     13.3%      2.8%      8.5%
          0.2%      2.7%      1.9%      0.4%      2.0%      1.7%      2.0%      1.4%      0.4%      1.1%      2.1%

       $45,529   $44,835   $21,125   $40,459   $42,215   $21,832   $38,535   $67,132   $64,145   $51,108   $38,290
         5,375     3,890     1,962     5,167     3,572     1,981     4,209     4,544     4,488     4,057     3,132
       $  8.46   $ 11.50   $ 10.76   $  7.83   $ 11.80   $ 10.97   $  9.15   $ 14.78   $ 14.29   $ 12.59   $ 12.23
        (26.5%)     6.9%      7.6%    (33.6%)     7.6%      9.7%    (38.1%)     3.5%     13.5%      3.0%      8.6%
          0.3%      2.7%      2.0%      0.5%      2.1%      1.8%      2.0%      1.4%      0.4%      1.2%      2.1%

       $ 3,017   $ 4,096   $ 1,827   $ 1,796   $ 3,059   $ 1,782   $ 2,322   $ 4,530   $ 4,013   $ 4,000   $ 2,782
           362       359       171       238       267       167       259       312       285       321       229
       $  8.35   $ 11.40   $ 10.70   $  7.56   $ 11.44   $ 10.67   $  8.96   $ 14.53   $ 14.10   $ 12.48   $ 12.16
        (26.8%)     6.5%      7.0%    (33.9%)     7.1%      6.7%    (38.3%)     3.0%     13.0%      2.6%      8.2%
          0.2%      2.8%      2.0%      0.4%      2.0%      1.7%      2.0%      1.4%      0.4%      1.2%      1.8%

       $31,523   $31,222   $16,309   $25,889   $36,880   $15,902   $25,355   $42,623   $40,283   $31,482   $18,986
         3,775     2,742     1,526     3,360     3,163     1,411     2,819     2,922     2,848     2,514     1,560
       $  8.35   $ 11.38   $ 10.68   $  7.70   $ 11.63   $ 10.85   $  9.00   $ 14.58   $ 14.14   $ 12.50   $ 12.17
        (26.7%)     6.6%      6.8%    (33.8%)     7.2%      8.5%    (38.3%)     3.1%     13.2%      2.7%      8.3%
          0.3%      2.6%      1.5%      0.4%      2.1%      1.8%      2.0%      1.4%      0.4%      1.3%      2.2%

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------



                                                        MAINSTAY VP
                                                    SMALL CAP GROWTH--
                                                       SERVICE CLASS
                                     ------------------------------------------------
                                       2008      2007      2006      2005      2004
                                     ------------------------------------------------

SERIES I POLICIES (a)
Net Assets.........................   $ 8,555   $14,893   $14,783   $12,419   $ 7,815
Units Outstanding..................     1,078     1,108     1,048       921       593
Variable Accumulation Unit Value...   $  7.93   $ 13.43   $ 14.10   $ 13.48   $ 13.17
Total Return.......................    (40.9%)    (4.8%)     4.6%      2.4%      7.6%
Investment Income Ratio............        --        --        --        --        --

SERIES II POLICIES (b)
Net Assets.........................   $   369   $   612   $   359   $   215   $     6
Units Outstanding..................        60        58        33        20         1
Variable Accumulation Unit Value...   $  6.17   $ 10.45   $ 10.99   $ 10.53   $ 10.30
Total Return.......................    (41.0%)    (4.9%)     4.4%      2.2%      3.0%
Investment Income Ratio............        --        --        --        --        --

SERIES III POLICIES (c)
Net Assets.........................   $ 8,928   $17,582   $20,801   $20,401   $16,734
Units Outstanding..................     1,130     1,312     1,475     1,509     1,265
Variable Accumulation Unit Value...   $  7.91   $ 13.41   $ 14.11   $ 13.52   $ 13.23
Total Return.......................    (41.0%)    (5.0%)     4.4%      2.2%      7.4%
Investment Income Ratio............        --        --        --        --        --

SERIES IV POLICIES (d)
Net Assets.........................   $10,658   $20,001   $21,824   $20,161   $14,487
Units Outstanding..................     1,374     1,522     1,579     1,524     1,122
Variable Accumulation Unit Value...   $  7.76   $ 13.15   $ 13.81   $ 13.21   $ 12.91
Total Return.......................    (40.9%)    (4.8%)     4.5%      2.3%      7.6%
Investment Income Ratio............        --        --        --        --        --

SERIES V POLICIES (e)
Net Assets.........................   $   315   $   639   $   835   $   986   $   635
Units Outstanding..................        42        51        63        77        51
Variable Accumulation Unit Value...   $  7.42   $ 12.62   $ 13.31   $ 12.78   $ 12.54
Total Return.......................    (41.2%)    (5.2%)     4.1%      1.9%      7.1%
Investment Income Ratio............        --        --        --        --        --

SERIES VI POLICIES (f)
Net Assets.........................   $ 6,336   $11,585   $12,311   $13,093   $ 9,643
Units Outstanding..................       816       877       884       980       736
Variable Accumulation Unit Value...   $  7.78   $ 13.21   $ 13.92   $ 13.36   $ 13.10
Total Return.......................    (41.1%)    (5.1%)     4.2%      2.0%      7.2%
Investment Income Ratio............        --        --        --        --        --

                                                        MAINSTAY VP
                                                      TOTAL RETURN--
                                                       SERVICE CLASS
                                     ------------------------------------------------
                                       2008      2007      2006      2005      2004
                                     ------------------------------------------------

SERIES I POLICIES (a)
Net Assets.........................   $ 7,044   $10,000   $ 9,122   $ 7,820   $ 5,622
Units Outstanding..................       731       746       720       665       501
Variable Accumulation Unit Value...   $  9.63   $ 13.39   $ 12.66   $ 11.76   $ 11.23
Total Return.......................    (28.1%)     5.8%      7.7%      4.7%      4.6%
Investment Income Ratio............      3.1%      2.1%      0.5%      1.5%      2.2%

SERIES II POLICIES (b)
Net Assets.........................   $   798   $   409   $   161   $    14   $     1
Units Outstanding..................        93        34        14         1        --
Variable Accumulation Unit Value...   $  8.62   $ 12.00   $ 11.37   $ 10.57   $ 10.11
Total Return.......................    (28.2%)     5.6%      7.6%      4.5%      1.1%
Investment Income Ratio............      4.5%      2.8%      0.6%      2.2%        --

SERIES III POLICIES (c)
Net Assets.........................   $ 9,905   $16,167   $17,200   $16,290   $13,524
Units Outstanding..................     1,037     1,219     1,372     1,394     1,209
Variable Accumulation Unit Value...   $  9.51   $ 13.26   $ 12.57   $ 11.69   $ 11.19
Total Return.......................    (28.3%)     5.5%      7.5%      4.5%      4.4%
Investment Income Ratio............      3.0%      2.0%      0.4%      1.4%      2.1%

SERIES IV POLICIES (d)
Net Assets.........................   $ 7,047   $11,398   $11,226   $10,004   $ 8,502
Units Outstanding..................       725       843       878       842       749
Variable Accumulation Unit Value...   $  9.71   $ 13.52   $ 12.79   $ 11.88   $ 11.35
Total Return.......................    (28.2%)     5.7%      7.6%      4.7%      4.6%
Investment Income Ratio............      2.9%      2.1%      0.5%      1.4%      2.1%

SERIES V POLICIES (e)
Net Assets.........................   $   303   $   686   $   684   $   636   $   487
Units Outstanding..................        33        53        56        55        44
Variable Accumulation Unit Value...   $  9.27   $ 12.96   $ 12.31   $ 11.48   $ 11.01
Total Return.......................    (28.4%)     5.3%      7.2%      4.3%      4.2%
Investment Income Ratio............      2.8%      2.1%      0.4%      1.5%      2.2%

SERIES VI POLICIES (f)
Net Assets.........................   $ 5,728   $ 8,801   $ 8,848   $ 8,131   $ 6,070
Units Outstanding..................       616       678       715       706       552
Variable Accumulation Unit Value...   $  9.31   $ 12.99   $ 12.33   $ 11.49   $ 11.01
Total Return.......................    (28.4%)     5.4%      7.3%      4.4%      4.3%
Investment Income Ratio............      3.0%      2.0%      0.5%      1.5%      2.1%


Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

During the year that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the year.

(a) Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b) Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c) Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d) Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e) Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f) Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III



--------------------------------------------------------------------------------







                         MAINSTAY VP                                     ALGER AMERICAN
                           VALUE--                                      SMALLCAP GROWTH--
                        SERVICE CLASS                                    CLASS S SHARES
      ------------------------------------------------  ------------------------------------------------
        2008      2007      2006      2005      2004      2008      2007      2006      2005      2004
      --------------------------------------------------------------------------------------------------


         $--     $19,777   $17,301   $11,722   $ 8,003   $ 6,337   $12,944   $10,697   $ 5,850   $2,923
          --       1,274     1,121       888       633       553       592       564       364      210
         $--     $ 15.52   $ 15.44   $ 13.21   $ 12.64   $ 11.47   $ 21.83   $ 18.93   $ 16.04   $13.95
          --        0.5%     16.9%      4.5%      9.5%    (47.4%)    15.3%     18.1%     15.0%    14.7%
          --        1.5%      0.3%      1.2%      1.4%        --        --        --        --       --

         $--     $ 2,203   $   868   $   191   $     6   $   353   $   848   $   404   $   130   $    7
          --         176        70        18         1        41        52        29        11        1
         $--     $ 12.48   $ 12.44   $ 10.65   $ 10.21   $  8.51   $ 16.22   $ 14.09   $ 11.95   $10.41
          --        0.4%     16.7%      4.3%      2.1%    (47.5%)    15.1%     17.9%     14.8%     4.1%
          --        1.9%      0.4%      2.8%     15.5%        --        --        --        --       --

         $--     $29,554   $30,643   $24,079   $19,389   $ 7,162   $16,110   $14,725   $ 9,680   $6,286
          --       1,929     2,003     1,841     1,546       631       745       783       609      452
         $--     $ 15.31   $ 15.27   $ 13.08   $ 12.54   $ 11.34   $ 21.63   $ 18.80   $ 15.95   $13.90
          --        0.3%     16.7%      4.3%      9.2%    (47.6%)    15.1%     17.8%     14.7%    14.4%
          --        1.4%      0.3%      1.1%      1.4%        --        --        --        --       --

         $--     $29,243   $27,446   $18,870   $14,111   $ 9,315   $21,172   $18,893   $10,949   $5,993
          --       1,862     1,753     1,409     1,101       818       977     1,003       685      432
         $--     $ 15.72   $ 15.64   $ 13.39   $ 12.82   $ 11.39   $ 21.69   $ 18.82   $ 15.95   $13.88
          --        0.5%     16.9%      4.4%      9.4%    (47.5%)    15.3%     18.0%     14.9%    14.6%
          --        1.5%      0.3%      1.2%      1.4%        --        --        --        --       --

         $--     $ 1,234   $   989   $   729   $   544   $   201   $   538   $   630   $   457   $  241
          --          81        65        56        43        18        26        34        29       18
         $--     $ 15.16   $ 15.15   $ 13.02   $ 12.51   $ 11.03   $ 21.09   $ 18.37   $ 15.63   $13.65
          --        0.1%     16.4%      4.0%      9.0%    (47.7%)    14.8%     17.5%     14.5%    14.2%
          --        1.5%      0.3%      1.2%      1.3%        --        --        --        --       --

         $--     $22,210   $21,934   $14,138   $ 8,534   $ 5,443   $12,425   $10,975   $ 5,548   $2,848
          --       1,453     1,438     1,074       679       483       578       587       348      205
         $--     $ 15.28   $ 15.25   $ 13.09   $ 12.57   $ 11.26   $ 21.50   $ 18.71   $ 15.90   $13.88
          --        0.2%     16.5%      4.1%      9.1%    (47.6%)    14.9%     17.6%     14.6%    14.3%
          --        1.4%      0.3%      1.3%      1.5%        --        --        --        --       --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------



                                                    COLUMBIA SMALL CAP
                                                        VALUE FUND,
                                                     VARIABLE SERIES--
                                                          CLASS B
                                     ------------------------------------------------
                                       2008      2007      2006      2005      2004
                                     ------------------------------------------------

SERIES I POLICIES (a)
Net Assets.........................   $10,005   $15,905   $16,552   $7,798    $  521
Units Outstanding..................     1,131     1,274     1,275      704        49
Variable Accumulation Unit Value...   $  8.84   $ 12.48   $ 12.99   $11.03    $10.61
Total Return.......................    (29.2%)    (3.9%)    17.7%     4.0%      6.1%
Investment Income Ratio............      0.5%      0.3%      0.4%       --      5.0%

SERIES II POLICIES (b)
Net Assets.........................   $ 1,102   $ 1,942   $ 1,030   $  274    $    7
Units Outstanding..................       130       162        82       24         1
Variable Accumulation Unit Value...   $  8.50   $ 12.01   $ 12.52   $10.66    $10.26
Total Return.......................    (29.3%)    (4.1%)    17.5%     3.9%      2.6%
Investment Income Ratio............      0.5%      0.3%      0.4%       --      2.4%

SERIES III POLICIES (c)
Net Assets.........................   $ 6,345   $ 9,781   $11,725   $4,868    $  304
Units Outstanding..................       724       792       910      445        29
Variable Accumulation Unit Value...   $  8.74   $ 12.35   $ 12.89   $10.97    $10.57
Total Return.......................    (29.3%)    (4.1%)    17.5%     3.8%      5.7%
Investment Income Ratio............      0.5%      0.3%      0.4%       --      5.7%

SERIES IV POLICIES (d)
Net Assets.........................   $ 8,719   $13,314   $11,379   $5,433    $  431
Units Outstanding..................       994     1,073       880      495        41
Variable Accumulation Unit Value...   $  8.77   $ 12.38   $ 12.90   $10.96    $10.54
Total Return.......................    (29.2%)    (4.0%)    17.6%     4.0%      5.4%
Investment Income Ratio............      0.5%      0.3%      0.4%       --      5.6%

SERIES V POLICIES (e)
Net Assets.........................   $   486   $   782   $   727   $  250    $   --
Units Outstanding..................        56        64        57       23        --
Variable Accumulation Unit Value...   $  8.61   $ 12.21   $ 12.77   $10.90    $10.00
Total Return.......................    (29.5%)    (4.4%)    17.2%     9.0%        --
Investment Income Ratio............      0.4%      0.3%      0.4%       --        --

SERIES VI POLICIES (f)
Net Assets.........................   $ 5,280   $ 8,043   $ 9,500   $3,044    $  286
Units Outstanding..................       610       656       741      273        27
Variable Accumulation Unit Value...   $  8.66   $ 12.27   $ 12.81   $10.92    $10.54
Total Return.......................    (29.4%)    (4.3%)    17.3%     3.6%      5.4%
Investment Income Ratio............      0.5%      0.3%      0.4%       --      5.6%



Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

During the year that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the year.

(a) Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b) Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c) Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d) Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e) Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f) Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III



--------------------------------------------------------------------------------







                             DREYFUS IP                                               FIDELITY(R) VIP
                         TECHNOLOGY GROWTH--                                          CONTRAFUND(R)--
                           SERVICE SHARES                                             SERVICE CLASS 2
      --------------------------------------------------------    -------------------------------------------------------
        2008        2007        2006        2005        2004        2008       2007        2006        2005        2004
      -------------------------------------------------------------------------------------------------------------------


       $ 4,282     $7,241      $5,802      $4,703      $3,225     $39,717    $ 63,639     $45,285     $27,416     $12,675
           538        525         476         396         277       3,621       3,275       2,697       1,792         955
       $  7.96     $13.74      $12.18      $11.87      $11.63     $ 10.97    $  19.41     $ 16.78     $ 15.27     $ 13.27
        (42.1%)     12.8%        2.6%        2.0%       (1.2%)     (43.5%)      15.7%        9.9%       15.0%       13.6%
            --         --          --          --          --        0.8%        0.8%        1.0%        0.1%        0.1%


       $   557     $  640      $  100      $   61      $   --     $ 4,866    $  7,894     $ 3,332     $ 1,179     $    30
            76         50           9           6          --         576         520         258          98           3
       $  7.35     $12.70      $11.27      $11.00      $10.00     $  8.43    $  14.93     $ 12.93     $ 11.79     $ 10.26
        (42.1%)     12.7%        2.4%       10.0%          --      (43.6%)      15.5%        9.7%       14.9%        2.6%
            --         --          --          --          --        0.8%        1.0%        1.2%          --          --


       $ 3,833     $7,548      $6,936      $6,985      $7,184     $43,827    $ 78,566     $65,402     $48,984     $29,756
           490        558         578         596         624       4,074       4,113       3,955       3,248       2,266
       $  7.82     $13.52      $12.01      $11.73      $11.52     $ 10.76    $  19.08     $ 16.53     $ 15.08     $ 13.13
        (42.2%)     12.6%        2.4%        1.8%       (1.4%)     (43.6%)      15.4%        9.7%       14.8%       13.3%
            --         --          --          --          --        0.8%        0.8%        1.0%        0.1%        0.1%


       $ 6,111     $9,539      $8,384      $7,047      $5,905     $69,299    $118,355     $87,036     $55,871     $26,881
           775        700         694         597         512       6,250       6,028       5,137       3,612       2,004
       $  7.88     $13.61      $12.07      $11.77      $11.54     $ 11.06    $  19.58     $ 16.94     $ 15.42     $ 13.41
        (42.1%)     12.8%        2.5%        2.0%       (1.2%)     (43.5%)      15.6%        9.8%       15.0%       13.5%
            --         --          --          --          --        0.8%        0.8%        1.0%        0.1%        0.1%


       $   279     $  264      $  280      $  263      $  208     $ 4,582    $  8,135     $ 6,012     $ 4,332     $ 1,800
            36         20          24          23          18         435         434         370         292         139
       $  7.70     $13.35      $11.88      $11.64      $11.45     $ 10.53    $  18.71     $ 16.25     $ 14.86     $ 12.97
        (42.3%)     12.3%        2.1%        1.6%       (1.6%)     (43.7%)      15.2%        9.4%       14.5%       13.0%
            --         --          --          --          --        0.8%        0.8%        1.0%        0.1%        0.1%


       $ 2,392     $4,328      $3,503      $3,105      $2,927     $40,548    $ 70,070     $53,528     $34,138     $15,263
           309        323         294         264         255       3,831       3,719       3,277       2,284       1,174
       $  7.75     $13.42      $11.93      $11.67      $11.48     $ 10.59    $  18.81     $ 16.32     $ 14.91     $ 13.00
        (42.3%)     12.5%        2.2%        1.7%       (1.5%)     (43.7%)      15.3%        9.5%       14.6%       13.2%
            --         --          --          --          --        0.8%        0.8%        1.0%        0.1%        0.1%

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------






                                                   FIDELITY(R) VIP
                                                   EQUITY-INCOME--
                                                   SERVICE CLASS 2
                                     -------------------------------------------
                                       2008     2007     2006     2005     2004
                                     -------------------------------------------

SERIES I POLICIES (a)
Net Assets.........................  $19,141  $33,726  $28,156  $17,710  $10,243
Units Outstanding..................    2,184    2,168    1,806    1,344      810
Variable Accumulation Unit Value...  $  8.77  $ 15.54  $ 15.57  $ 13.16  $ 12.64
Total Return.......................   (43.6%)   (0.1%)   18.3%     4.1%     9.7%
Investment Income Ratio............     2.4%     1.7%     3.0%     1.1%     0.8%

SERIES II POLICIES (b)
Net Assets.........................  $ 2,475  $ 5,347  $ 2,651  $   661  $    10
Units Outstanding..................      354      423      213       63        1
Variable Accumulation Unit Value...  $  7.00  $ 12.43  $ 12.47  $ 10.56  $ 10.16
Total Return.......................   (43.7%)   (0.3%)   18.1%     4.0%     1.6%
Investment Income Ratio............     2.0%     2.0%     3.4%       --       --

SERIES III POLICIES (c)
Net Assets.........................  $22,204  $45,913  $41,670  $32,146  $23,055
Units Outstanding..................    2,588    3,015    2,724    2,483    1,852
Variable Accumulation Unit Value...  $  8.56  $ 15.22  $ 15.27  $ 12.94  $ 12.45
Total Return.......................   (43.7%)   (0.3%)   18.0%     3.9%     9.5%
Investment Income Ratio............     2.2%     1.7%     3.0%     1.3%     0.8%

SERIES IV POLICIES (d)
Net Assets.........................  $28,642  $51,193  $44,641  $30,273  $19,399
Units Outstanding..................    3,290    3,308    2,883    2,307    1,542
Variable Accumulation Unit Value...  $  8.71  $ 15.45  $ 15.48  $ 13.09  $ 12.58
Total Return.......................   (43.6%)   (0.2%)   18.2%     4.1%     9.6%
Investment Income Ratio............     2.4%     1.7%     3.0%     1.2%     0.8%

SERIES V POLICIES (e)
Net Assets.........................  $ 1,872  $ 4,705  $ 5,222  $ 3,530  $ 2,305
Units Outstanding..................      218      308      340      270      183
Variable Accumulation Unit Value...  $  8.58  $ 15.29  $ 15.38  $ 13.06  $ 12.60
Total Return.......................   (43.9%)   (0.6%)   17.7%     3.6%     9.2%
Investment Income Ratio............     2.0%     1.6%     3.1%     1.2%     0.8%

SERIES VI POLICIES (f)
Net Assets.........................  $18,960  $36,726  $32,980  $21,893  $14,146
Units Outstanding..................    2,217    2,414    2,155    1,679    1,131
Variable Accumulation Unit Value...  $  8.55  $ 15.22  $ 15.29  $ 12.98  $ 12.51
Total Return.......................   (43.8%)   (0.5%)   17.8%     3.7%     9.3%
Investment Income Ratio............     2.2%     1.7%     3.1%     1.2%     0.8%



Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

During the year that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the year.

(a) Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b) Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c) Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d) Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e) Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f) Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III



--------------------------------------------------------------------------------






                           FIDELITY(R) VIP                                           JANUS ASPEN SERIES
                              MID CAP--                                                  BALANCED--
                           SERVICE CLASS 2                                             SERVICE SHARES
      --------------------------------------------------------    --------------------------------------------------------
        2008        2007        2006        2005        2004        2008        2007        2006        2005        2004
      --------------------------------------------------------------------------------------------------------------------


       $38,384     $72,917     $68,477     $57,754     $28,222     $19,904    $ 22,049    $ 18,394    $ 14,526    $ 10,378
         3,172       3,593       3,833       3,580       2,037       1,704       1,561       1,416       1,217         924
       $ 12.10     $ 20.32     $ 17.87     $ 16.12     $ 13.85     $ 11.69    $  14.12    $  12.98    $  11.92    $  11.23
        (40.4%)      13.7%       10.8%       16.4%       22.9%      (17.2%)       8.8%        8.9%        6.2%        6.8%
          0.2%        0.5%        0.2%          --          --        2.5%        2.3%        2.0%        2.2%        2.8%


       $ 2,286     $ 3,433     $ 1,615     $   568     $    88     $ 3,114    $  2,486    $    995    $    568    $      9
           211         188         101          39           7         295         193          84          55           1
       $ 10.84     $ 18.22     $ 16.05     $ 14.50     $ 12.48     $ 10.58    $  12.80    $  11.79    $  10.84    $  10.23
        (40.5%)      13.6%       10.7%       16.2%       22.7%      (17.4%)       8.6%        8.7%        6.0%        2.3%
          0.2%        0.4%        0.1%          --          --        2.7%        2.7%        2.1%        3.1%       28.9%


       $25,689     $49,973     $46,256     $38,491     $21,172     $25,671    $ 32,202    $ 29,255    $ 25,740    $ 21,340
         2,150       2,493       2,613       2,411       1,537       2,208       2,287       2,256       2,157       1,895
       $ 11.94     $ 20.09     $ 17.70     $ 16.00     $ 13.78     $ 11.62    $  14.07    $  12.97    $  11.93    $  11.26
        (40.6%)      13.5%       10.6%       16.1%       22.7%      (17.4%)       8.5%        8.7%        6.0%        6.6%
          0.2%        0.5%        0.2%          --          --        2.4%        2.3%        2.0%        2.2%        2.8%


       $32,704     $54,914     $43,212     $30,428     $14,301     $33,375    $ 37,642    $ 31,424    $ 27,775    $ 20,968
         2,670       2,671       2,390       1,867       1,020       2,864       2,668       2,425       2,327       1,869
       $ 12.23     $ 20.54     $ 18.07     $ 16.31     $ 14.02     $ 11.65    $  14.09    $  12.96    $  11.91    $  11.22
        (40.5%)      13.7%       10.8%       16.3%       22.9%      (17.3%)       8.7%        8.8%        6.1%        6.7%
          0.2%        0.5%        0.2%          --          --        2.5%        2.3%        2.0%        2.2%        2.8%


       $ 1,508     $ 2,554     $ 2,664     $ 2,205     $ 1,071     $ 2,927    $  3,807    $  2,958    $  2,226    $  1,132
           133         134         158         144          81         257         275         231         189         101
       $ 11.30     $ 19.07     $ 16.84     $ 15.27     $ 13.18     $ 11.41    $  13.84    $  12.79    $  11.80    $  11.16
        (40.7%)      13.2%       10.3%       15.8%       22.4%      (17.6%)       8.3%        8.4%        5.7%        6.3%
          0.2%        0.5%        0.2%          --          --        2.4%        2.4%        2.0%        2.4%        2.7%


       $20,530     $34,658     $29,234     $21,051     $ 9,297     $18,410    $ 20,698    $ 18,200    $ 14,847    $ 11,228
         1,704       1,707       1,630       1,289         664       1,606       1,488       1,418       1,254       1,004
       $ 12.06     $ 20.32     $ 17.93     $ 16.23     $ 14.00     $ 11.47    $  13.91    $  12.83    $  11.83    $  11.18
        (40.7%)      13.3%       10.4%       16.0%       22.5%      (17.5%)       8.4%        8.5%        5.8%        6.4%
          0.2%        0.5%        0.2%          --          --        2.5%        2.3%        2.0%        2.2%        2.8%

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------







                                                    JANUS ASPEN SERIES
                                                    WORLDWIDE GROWTH--
                                                      SERVICE SHARES
                                     ------------------------------------------------
                                       2008      2007      2006      2005      2004
                                     ------------------------------------------------

SERIES I POLICIES (a)
Net Assets.........................   $ 4,973   $ 8,450   $6,855    $5,145    $3,533
Units Outstanding..................       589       545      476       416       297
Variable Accumulation Unit Value...   $  8.44   $ 15.51   $14.38    $12.37    $11.88
Total Return.......................    (45.6%)     7.8%    16.3%      4.1%      3.1%
Investment Income Ratio............      1.1%      0.6%     1.7%      1.3%      1.1%

SERIES II POLICIES (b)
Net Assets.........................   $   513   $   871   $  176    $   85    $   --
Units Outstanding..................        72        67       15        11        --
Variable Accumulation Unit Value...   $  7.08   $ 13.04   $12.11    $10.43    $10.00
Total Return.......................    (45.7%)     7.7%    16.1%      4.3%        --
Investment Income Ratio............      1.1%      0.8%     1.8%      2.3%        --

SERIES III POLICIES (c)
Net Assets.........................   $ 5,106   $10,031   $8,971    $8,306    $7,463
Units Outstanding..................       613       669      632       679       634
Variable Accumulation Unit Value...   $  8.30   $ 15.28   $14.20    $12.23    $11.78
Total Return.......................    (45.7%)     7.6%    16.1%      3.9%      2.9%
Investment Income Ratio............      1.0%      0.6%     1.6%      1.2%      1.1%

SERIES IV POLICIES (d)
Net Assets.........................   $ 6,487   $11,313   $9,858    $7,855    $6,067
Units Outstanding..................       773       734      691       640       515
Variable Accumulation Unit Value...   $  8.36   $ 15.37   $14.26    $12.27    $11.79
Total Return.......................    (45.6%)     7.8%    16.2%      4.1%      3.0%
Investment Income Ratio............      1.0%      0.6%     1.7%      1.3%      1.1%

SERIES V POLICIES (e)
Net Assets.........................   $   250   $   480   $  576    $  436    $  380
Units Outstanding..................        31        32       41        36        33
Variable Accumulation Unit Value...   $  8.10   $ 14.95   $13.92    $12.03    $11.61
Total Return.......................    (45.8%)     7.4%    15.8%      3.6%      2.6%
Investment Income Ratio............      1.0%      0.5%     1.7%      1.2%      1.4%

SERIES VI POLICIES (f)
Net Assets.........................   $ 3,831   $ 6,671   $5,130    $4,001    $2,880
Units Outstanding..................       468       448      370       334       250
Variable Accumulation Unit Value...   $  8.09   $ 14.91   $13.87    $11.97    $11.54
Total Return.......................    (45.8%)     7.5%    15.9%      3.7%      2.7%
Investment Income Ratio............      1.0%      0.6%     1.7%      1.3%      1.2%



Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

During the year that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the year.

(a) Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b) Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c) Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d) Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e) Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f) Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III



--------------------------------------------------------------------------------







                      MFS(R) INVESTORS                                       MFS(R)
                       TRUST SERIES--                                  RESEARCH SERIES--
                        SERVICE CLASS                                    SERVICE CLASS
      ------------------------------------------------  -----------------------------------------------
        2008      2007      2006      2005      2004      2008     2007      2006      2005      2004
      -------------------------------------------------------------------------------------------------


       $ 1,240   $1,576    $1,400    $1,151    $  833   $ 1,431   $2,305    $1,886    $1,486    $  930
           124      104       100        92        70       141      143       130       112        74
       $  9.97   $15.14    $13.96    $12.56    $11.91   $ 10.14   $16.13    $14.48    $13.33    $12.56
        (34.2%)    8.5%     11.1%      5.5%      9.6%    (37.1%)   11.4%      8.7%      6.1%     14.0%
          0.5%     0.6%      0.3%      0.3%      0.3%      0.3%     0.5%      0.3%      0.3%      0.8%


       $   115   $   94    $   72    $    1    $   --   $    90   $  168    $   45    $   55    $   --
            14        7         6        --        --        11       13         4         5        --
       $  8.47   $12.89    $11.90    $10.73    $10.00   $  8.15   $12.99    $11.68    $10.77    $10.00
        (34.3%)    8.3%     11.0%      7.3%        --    (37.2%)   11.2%      8.5%      7.7%        --
          0.4%     0.5%      0.1%        --        --      0.3%     0.3%      0.3%      0.1%        --


       $ 1,517   $2,159    $1,715    $1,404    $  874   $ 1,810   $2,844    $2,282    $2,038    $1,616
           153      143       123       111        73       182      178       160       155       130
       $  9.93   $15.12    $13.97    $12.60    $11.96   $  9.96   $15.88    $14.29    $13.18    $12.45
        (34.3%)    8.2%     10.9%      5.3%      9.4%    (37.3%)   11.1%      8.4%      5.9%     13.7%
          0.5%     0.6%      0.2%      0.3%      0.4%      0.3%     0.5%      0.3%      0.3%      0.8%


       $ 1,724   $2,583    $2,086    $1,769    $1,095   $ 1,774   $2,931    $2,602    $2,182    $1,604
           172      168       148       140        91       178      186       184       168       131
       $ 10.04   $15.26    $14.08    $12.68    $12.02   $  9.86   $15.70    $14.11    $12.99    $12.25
        (34.2%)    8.4%     11.1%      5.5%      9.5%    (37.2%)   11.3%      8.6%      6.0%     13.9%
          0.5%     0.6%      0.3%      0.3%      0.4%      0.3%     0.5%      0.3%      0.3%      0.7%


       $   135   $  156    $  143    $  107    $   39   $   107   $  135    $  107    $   44    $   26
            14       10        10         9         3        11        9         7         3         2
       $  9.79   $14.95    $13.85    $12.52    $11.91   $  9.94   $15.88    $14.32    $13.24    $12.54
        (34.5%)    8.0%     10.6%      5.1%      9.1%    (37.4%)   10.9%      8.2%      5.6%     13.4%
          0.4%     0.7%      0.2%      0.3%      0.3%      0.2%     0.5%      0.2%      0.3%      0.8%


       $   894   $1,458    $1,367    $1,015    $  783   $ 1,355   $2,223    $1,914    $1,715    $  856
            91       97        99        81        66       135      139       132       128        68
       $  9.81   $14.95    $13.83    $12.49    $11.88   $ 10.06   $16.06    $14.47    $13.36    $12.64
        (34.4%)    8.1%     10.7%      5.2%      9.2%    (37.4%)   11.0%      8.3%      5.7%     13.6%
          0.5%     0.6%      0.3%      0.3%      0.3%      0.3%     0.5%      0.3%      0.3%      0.7%

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------







                                                          MFS(R)
                                                    UTILITIES SERIES--
                                                       SERVICE CLASS
                                     ------------------------------------------------
                                       2008      2007      2006      2005      2004
                                     ------------------------------------------------

SERIES I POLICIES (a)
Net Assets.........................   $94,366  $170,943  $113,299   $69,366   $15,141
Units Outstanding..................     5,947     6,591     5,493     4,346     1,092
Variable Accumulation Unit Value...   $ 15.88  $  25.89  $  20.58   $ 15.94   $ 13.86
Total Return.......................    (38.7%)    25.8%     29.1%     15.0%     28.0%
Investment Income Ratio............      1.3%      0.8%      1.8%      0.4%        --

SERIES II POLICIES (b)
Net Assets.........................   $ 8,589  $ 15,026  $  4,987   $ 1,822   $   154
Units Outstanding..................       606       645       271       127        12
Variable Accumulation Unit Value...   $ 14.17  $  23.13  $  18.42   $ 14.29   $ 12.45
Total Return.......................    (38.8%)    25.6%     28.9%     14.8%     24.5%
Investment Income Ratio............      1.3%      0.6%      1.6%      0.3%        --

SERIES III POLICIES (c)
Net Assets.........................   $66,723  $124,909  $ 77,235   $44,612   $11,129
Units Outstanding..................     4,026     4,601     3,582     2,684       763
Variable Accumulation Unit Value...   $ 16.57  $  27.07  $  21.56   $ 16.73   $ 14.58
Total Return.......................    (38.8%)    25.5%     28.9%     14.7%     27.8%
Investment Income Ratio............      1.3%      0.7%      1.8%      0.4%      0.1%

SERIES IV POLICIES (d)
Net Assets.........................   $64,814  $110,284  $ 63,579   $34,325   $ 6,513
Units Outstanding..................     3,866     4,026     2,919     2,044       444
Variable Accumulation Unit Value...   $ 16.76  $  27.34  $  21.75   $ 16.85   $ 14.67
Total Return.......................    (38.7%)    25.7%     29.1%     14.9%     28.0%
Investment Income Ratio............      1.3%      0.7%      1.8%      0.4%      0.1%

SERIES V POLICIES (e)
Net Assets.........................   $ 4,837  $  8,806  $  4,821   $ 2,110   $   417
Units Outstanding..................       293       326       223       126        28
Variable Accumulation Unit Value...   $ 16.49  $  27.01  $  21.57   $ 16.78   $ 14.66
Total Return.......................    (39.0%)    25.2%     28.6%     14.4%     27.5%
Investment Income Ratio............      1.3%      0.7%      1.5%      0.4%      0.2%

SERIES VI POLICIES (f)
Net Assets.........................   $60,416  $103,710  $ 58,633   $34,143   $ 6,561
Units Outstanding..................     3,679     3,855     2,730     2,042       451
Variable Accumulation Unit Value...   $ 16.42  $  26.86  $  21.43   $ 16.65   $ 14.54
Total Return.......................    (38.9%)    25.3%     28.7%     14.6%     27.6%
Investment Income Ratio............      1.3%      0.7%      1.7%      0.4%        --



Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

During the year that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the year.

(a) Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b) Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c) Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d) Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e) Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f) Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III



--------------------------------------------------------------------------------








                        NEUBERGER BERMAN AMT                                            T. ROWE PRICE
                     MID-CAP GROWTH PORTFOLIO--                                         EQUITY INCOME
                               CLASS S                                                  PORTFOLIO--II
      --------------------------------------------------------    --------------------------------------------------------
        2008        2007        2006        2005        2004        2008        2007        2006        2005        2004
      --------------------------------------------------------------------------------------------------------------------


       $ 5,562     $9,826      $5,496      $3,298      $1,365      $21,806     $34,245     $28,873     $18,925     $ 9,680
           525        514         349         236         109        2,256       2,224       1,906       1,460         765
       $ 10.58     $18.99      $15.76      $13.96      $12.48      $  9.67     $ 15.39     $ 15.15     $ 12.94     $ 12.66
        (44.3%)     20.5%       12.9%       11.9%       14.4%       (37.2%)       1.6%       17.0%        2.2%       13.0%
            --         --          --          --          --         2.2%        1.5%        1.4%        1.5%        1.6%


       $   345     $  777      $   83      $   29      $    2      $ 2,843     $ 4,607     $ 2,250     $   903     $    16
            38         47           6           3          --          362         368         183          84           2
       $  8.99     $16.17      $13.44      $11.92      $10.67      $  7.84     $ 12.50     $ 12.32     $ 10.55     $ 10.33
        (44.4%)     20.3%       12.7%       11.7%        6.7%       (37.2%)       1.4%       16.8%        2.1%        3.3%
            --         --          --          --          --         2.2%        1.6%        1.5%        1.9%        4.8%


       $ 4,013     $8,100      $4,128      $2,766      $1,635      $26,044     $47,651     $49,082     $38,632     $26,791
           381        427         262         199         130        2,730       3,138       3,267       3,006       2,128
       $ 10.54     $18.96      $15.77      $14.00      $12.54      $  9.54     $ 15.21     $ 15.00     $ 12.85     $ 12.59
        (44.4%)     20.3%       12.6%       11.6%       14.2%       (37.3%)       1.4%       16.8%        2.1%       12.8%
            --         --          --          --          --         2.1%        1.5%        1.4%        1.4%        1.6%


       $ 5,319     $8,821      $5,184      $3,083      $1,505      $42,899     $75,255     $65,052     $45,332     $24,618
           486        447         317         213         116        4,437       4,884       4,290       3,492       1,941
       $ 10.95     $19.67      $16.33      $14.47      $12.95      $  9.67     $ 15.39     $ 15.16     $ 12.96     $ 12.68
        (44.3%)     20.4%       12.8%       11.8%       14.4%       (37.2%)       1.5%       16.9%        2.2%       13.0%
            --         --          --          --          --         2.1%        1.5%        1.4%        1.5%        1.6%


       $   488     $  548      $  335      $  356      $  307      $ 3,720     $ 7,212     $ 6,702     $ 4,636     $ 2,966
            46         29          21          25          24          396         479         451         364         237
       $ 10.55     $19.02      $15.86      $14.11      $12.67      $  9.40     $ 15.02     $ 14.85     $ 12.75     $ 12.53
        (44.6%)     20.0%       12.4%       11.4%       13.9%       (37.4%)       1.1%       16.5%        1.8%       12.5%
            --         --          --          --          --         2.1%        1.5%        1.4%        1.5%        1.6%


       $ 3,685     $7,017      $3,184      $1,887      $  970      $27,582     $49,094     $42,586     $29,037     $15,499
           348        367         200         133          76        2,914       3,245       2,850       2,261       1,233
       $ 10.60     $19.11      $15.91      $14.15      $12.69      $  9.47     $ 15.12     $ 14.93     $ 12.81     $ 12.57
        (44.5%)     20.1%       12.5%       11.5%       14.0%       (37.4%)       1.2%       16.6%        1.9%       12.6%
            --         --          --          --          --         2.1%        1.5%        1.4%        1.5%        1.7%

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------





                                       VAN KAMPEN UIF                                VICTORY VIF
                                 EMERGING MARKETS EQUITY--                       DIVERSIFIED STOCK--
                                          CLASS II                                 CLASS A SHARES
                        -------------------------------------------  ------------------------------------------
                          2008     2007     2006     2005     2004     2008     2007     2006     2005    2004
                        ---------------------------------------------------------------------------------------

SERIES I POLICIES
  (a)
Net Assets..........    $14,097  $28,552  $15,653  $ 6,717   $2,225  $ 5,067   $7,960   $7,789   $5,802  $2,061
Units Outstanding...        803      691      526      304      134      567      545      578      483     184
Variable
  Accumulation Unit
  Value.............    $ 17.53  $ 41.09  $ 29.67  $ 21.93   $16.63  $  8.94   $14.59   $13.45   $12.00  $11.19
Total Return........     (57.3%)   38.5%    35.3%    31.9%    21.3%   (38.7%)    8.4%    12.1%     7.2%   11.9%
Investment Income
  Ratio.............         --     0.4%     0.8%     0.4%     0.7%     0.8%     0.6%     0.3%     0.1%    1.6%

SERIES II POLICIES
  (b)
Net Assets..........    $ 1,783  $ 3,758  $   882  $   183   $    1  $   608   $  743   $  407   $  136  $   --
Units Outstanding...        161      141       46       13       --       77       57       34       13      --
Variable
  Accumulation Unit
  Value.............    $ 11.18  $ 26.25  $ 18.98  $ 14.06   $10.67  $  7.91   $12.93   $11.94   $10.67  $10.00
Total Return........     (57.4%)   38.3%    35.0%    31.7%     6.7%   (38.8%)    8.3%    11.9%     6.7%      --
Investment Income
  Ratio.............         --     0.4%     0.7%     0.4%       --     0.8%     0.6%     0.3%       --      --

SERIES III POLICIES
  (c)
Net Assets..........    $15,977  $37,274  $23,362  $11,562   $4,867  $ 2,858   $4,571   $3,751   $2,706  $1,176
Units Outstanding...        958      950      820      555      305      324      319      283      228     106
Variable
  Accumulation Unit
  Value.............    $ 16.71  $ 39.25  $ 28.40  $ 21.04   $15.98  $  8.77   $14.35   $13.26   $11.85  $11.08
Total Return........     (57.4%)   38.2%    35.0%    31.7%    21.0%   (38.9%)    8.2%    11.9%     7.0%   10.8%
Investment Income
  Ratio.............         --     0.4%     0.8%     0.4%     0.7%     0.8%     0.7%     0.3%     0.1%    1.5%

SERIES IV POLICIES
  (d)
Net Assets..........    $19,790  $46,863  $27,320  $12,712   $4,745  $ 5,571   $7,803   $6,514   $4,210  $1,599
Units Outstanding...      1,137    1,145      924      582      287      642      550      498      361     147
Variable
  Accumulation Unit
  Value.............    $ 17.41  $ 40.83  $ 29.49  $ 21.82   $16.55  $  8.68   $14.18   $13.08   $11.68  $10.90
Total Return........     (57.4%)   38.4%    35.2%    31.8%    21.2%   (38.8%)    8.4%    12.0%     7.2%    9.0%
Investment Income
  Ratio.............         --     0.4%     0.7%     0.4%     0.7%     0.8%     0.6%     0.3%     0.1%    1.8%

SERIES V POLICIES
  (e)
Net Assets..........    $   785  $ 1,635  $   949  $   462   $   73  $   537   $  617   $  605   $  260  $   13
Units Outstanding...         60       53       42       28        6       63       44       47       22       1
Variable
  Accumulation Unit
  Value.............    $ 13.20  $ 31.08  $ 22.54  $ 16.74   $12.76  $  8.51   $13.95   $12.92   $11.58  $10.85
Total Return........     (57.5%)   37.9%    34.6%    31.3%    20.7%   (39.0%)    7.9%    11.6%     6.8%    8.5%
Investment Income
  Ratio.............         --     0.4%     0.7%     0.3%     0.9%     0.8%     0.7%     0.3%     0.1%    2.0%

SERIES VI POLICIES
  (f)
Net Assets..........    $14,671  $34,141  $22,375  $ 8,696   $2,312  $ 2,559   $3,864   $3,798   $3,197  $1,007
Units Outstanding...        879      870      786      412      144      294      270      288      270      91
Variable
  Accumulation Unit
  Value.............    $ 16.65  $ 39.16  $ 28.37  $ 21.05   $16.01  $  8.71   $14.27   $13.21   $11.82  $11.06
Total Return........     (57.5%)   38.0%    34.8%    31.5%    20.9%   (38.9%)    8.0%    11.7%     6.9%   10.6%
Investment Income
  Ratio.............         --     0.4%     0.8%     0.4%     0.9%     0.8%     0.7%     0.3%     0.1%    2.2%



Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

During the year that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the year.

(a) Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b) Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c) Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d) Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e) Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f) Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

--------------------------------------------------------------------------------

To the Board of Directors of New York Life Insurance and Annuity Corporation and the Variable Annuity Separate Account-Ill Policyowners:

In our opinion, the accompanying statement of assets and liabilities and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the subaccounts listed in Note 1 of the New York Life Insurance and Annuity Corporation Variable Annuity Separate Account-III as of December 31, 2008, the results of each of their operations, the changes in each of their net assets and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and the financial highlights (hereafter referred to as "financial statements") are the responsibility of New York Life Insurance and Annuity Corporation management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments at December 31, 2008 by correspondence with the funds, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP
New York, New York
February 19, 2009

                      (THIS PAGE INTENTIONALLY LEFT BLANK)



                                       167